NVIT American Funds Asset Allocation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 249,219,386 6,532,040,096
Total Investment Company
(cost $4,579,086,013) 6,532,040,096
Total Investments
(cost $4,579,086,013) — 100.1% 6,532,040,096
Liabilities in excess of other assets — (0.1)% (3,601,642)
NET ASSETS — 100.0%
$ 6,528,438,454
(a) Investment in master fund.

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 354,933,612 3,520,941,433
Total Investment Company
(cost $3,710,489,615)
3,520,941,433
Total Investments
(cost $3,710,489,615) — 100.1%
3,520,941,433
Liabilities in excess of other
assets — (0.1)% (1,959,200)
NET ASSETS — 100.0%
$ 3,518,982,233
(a) Investment in master fund.

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 15,413,511 592,341,244
Total Investment Company
(cost $419,647,104) 592,341,244
Total Investments
(cost $419,647,104) — 100.1% 592,341,244
Liabilities in excess of other assets — (0.1)% (363,127)
NET ASSETS — 100.0%
$ 591,978,117
(a) Investment in master fund.

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 16,116,189 1,925,401,069
Total Investment Company
(cost $1,273,194,760) 1,925,401,069
Total Investments
(cost $1,273,194,760) — 100.1% 1,925,401,069
Liabilities in excess of other assets — (0.1)% (1,023,459)
NET ASSETS — 100.0%
$ 1,924,377,610
(a) Investment in master fund.

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 60,393,609 4,143,001,595
Total Investment Company
(cost $2,602,742,659) 4,143,001,595
Total Investments
(cost $2,602,742,659) — 100.1% 4,143,001,595
Liabilities in excess of other assets — (0.1)% (2,246,349)
NET ASSETS — 100.0%
$ 4,140,755,246
(a) Investment in master fund.

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 94 .9%
Shares Value ($)
Equity Funds 85.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 12,178,725 152,842,997
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,442,063 22,125,094
NVIT International Index Fund,
Class Y(a) 7,510,094 88,994,608
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,579,509 53,499,020
NVIT Mid Cap Index Fund, Class
Y(a) 1,496,472 30,468,162
NVIT Small Cap Index Fund,
Class Y(a) 155,805 1,377,312
Total Equity Funds
(cost $303,153,931) 349,307,193
Fixed Income Funds 9.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 893,906 8,259,696
NVIT Bond Index Fund, Class
Y(a) 3,343,318 32,028,986
Total Fixed Income Funds
(cost $40,039,448) 40,288,682
Total Investment Companies
(cost $343,193,379) 389,595,875
Exchange Traded Funds 4 .4%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 31,290 2,442,184
iShares Core S&P 500 ETF 9,995 5,765,316
iShares Core S&P Small-Cap
ETF 34,359 4,018,629
Total Equity Funds
(cost $11,865,487) 12,226,129
Fixed Income Funds 1.4%
iShares 7-10 Year Treasury
Bond ETF 50,281 4,933,572
iShares U.S. Treasury Bond ETF 35,044 821,782
Total Fixed Income Funds
(cost $6,342,587) 5,755,354
Total Exchange Traded Funds
(cost $18,208,074) 17,981,483
Short-Term Investment 0 .8%
Shares Value ($)
Money Market Fund 0 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (b) 3,303,182 3,303,182
Total Short-Term Investment
(cost $3,303,182)
3,303,182
Total Investments
(cost $364,704,635) — 100.1% 410,880,540
Liabilities in excess of other assets — (0.1)% (238,335)
NET ASSETS — 100.0% $ 410,642,205
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,981,483 $ – $ – $ 17,981,483
Investment Companies 389,595,875 – – 389,595,875
Short-Term Investment 3,303,182 – – 3,303,182
Total $ 410,880,540 $ – $ – $ 410,880,540
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 82 .4%
Shares Value ($)
Equity Funds 43.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 20,070,298 251,882,241
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,840,815 34,797,786
NVIT International Index Fund,
Class Y(a) 8,857,329 104,959,347
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,351,585 90,251,869
NVIT Mid Cap Index Fund, Class
Y(a) 884,770 18,013,911
Total Equity Funds
(cost $432,011,814) 499,905,154
Fixed Income Funds 39.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,318,837 58,386,058
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 508,750 4,655,064
NVIT Bond Index Fund, Class
Y(a) 36,282,377 347,585,175
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,599,383 46,545,755
Total Fixed Income Funds
(cost $488,833,281) 457,172,052
Total Investment Companies
(cost $920,845,095) 957,077,206
Exchange Traded Funds 11 .4%
Equity Funds 4.0%
iShares Core MSCI EAFE
ETF(b) 132,873 10,370,738
iShares Core S&P 500 ETF 42,447 24,484,279
iShares Core S&P Small-Cap
ETF 95,962 11,223,715
Total Equity Funds
(cost $45,518,433) 46,078,732
Fixed Income Funds 7.4%
iShares 20+ Year Treasury Bond
ETF 47,420 4,651,902
iShares 7-10 Year Treasury
Bond ETF 628,695 61,687,553
iShares U.S. Treasury Bond ETF 868,089 20,356,687
Total Fixed Income Funds
(cost $96,685,891) 86,696,142
Total Exchange Traded Funds
(cost $142,204,324) 132,774,874
Short-Term Investment 6 .2%
Shares Value ($)
Money Market Fund 6 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (c) 72,351,619 72,351,619
Total Short-Term Investment
(cost $72,351,619)
72,351,619
Total Investments
(cost $1,135,401,038) — 100.0% 1,162,203,699
Liabilities in excess of other assets — 0.0%
†
(355,087)
NET ASSETS — 100.0% $ 1,161,848,612
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $577,570, which was
collateralized by $590,927 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 4.88%, and maturity dates ranging from 10/24/2024
– 11/15/2051.
(c) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 132,774,874 $ – $ – $ 132,774,874
Investment Companies 957,077,206 – – 957,077,206
Short-Term Investment 72,351,619 – – 72,351,619
Total $ 1,162,203,699 $ – $ – $ 1,162,203,699
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 89 .4%
Shares Value ($)
Equity Funds 62.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 28,086,233 352,482,223
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,176,827 46,902,053
NVIT International Index Fund,
Class Y(a) 12,545,188 148,660,475
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,046,184 125,397,855
NVIT Mid Cap Index Fund, Class
Y(a) 1,353,536 27,558,002
Total Equity Funds
(cost $591,861,351) 701,000,608
Fixed Income Funds 26.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 2,441,202 22,556,705
NVIT Bond Index Fund, Class
Y(a) 25,892,480 248,049,958
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,767,523 28,007,331
Total Fixed Income Funds
(cost $314,619,692) 298,613,994
Total Investment Companies
(cost $906,481,043) 999,614,602
Exchange Traded Funds 8 .0%
Equity Funds 4.3%
iShares Core MSCI EAFE ETF 127,923 9,984,390
iShares Core S&P 500 ETF 40,866 23,572,326
iShares Core S&P Small-Cap
ETF(b) 124,795 14,596,024
Total Equity Funds
(cost $47,421,522) 48,152,740
Fixed Income Funds 3.7%
iShares 20+ Year Treasury Bond
ETF 159,786 15,675,007
iShares 7-10 Year Treasury
Bond ETF 194,145 19,049,507
iShares U.S. Treasury Bond ETF 286,543 6,719,433
Total Fixed Income Funds
(cost $52,705,630) 41,443,947
Total Exchange Traded Funds
(cost $100,127,152) 89,596,687
Short-Term Investment 2 .6%
Shares Value ($)
Money Market Fund 2 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (c) 29,178,057 29,178,057
Total Short-Term Investment
(cost $29,178,057)
29,178,057
Total Investments
(cost $1,035,786,252) — 100.0% 1,118,389,346
Liabilities in excess of other assets — 0.0%
†
(546,080)
NET ASSETS — 100.0% $ 1,117,843,266
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $10,387,568, which was
collateralized by $10,612,431 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/24/2024
– 2/15/2053.
(c) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 89,596,687 $ – $ – $ 89,596,687
Investment Companies 999,614,602 – – 999,614,602
Short-Term Investment 29,178,057 – – 29,178,057
Total $ 1,118,389,346 $ – $ – $ 1,118,389,346
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 78 .6%
Shares Value ($)
Equity Funds 15.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,166,408 39,738,417
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 628,539 5,694,559
NVIT International Index Fund,
Class Y(a) 1,241,724 14,714,424
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 686,563 14,239,313
NVIT Mid Cap Index Fund, Class
Y(a) 16,634 338,673
NVIT Small Cap Index Fund,
Class Y(a) 43,483 384,390
Total Equity Funds
(cost $64,147,971) 75,109,776
Fixed Income Funds 62.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 4,647,251 42,940,598
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,601,729 23,805,820
NVIT Bond Index Fund, Class
Y(a) 19,133,153 183,295,608
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,703,135 47,595,725
Total Fixed Income Funds
(cost $311,386,667) 297,637,751
Total Investment Companies
(cost $375,534,638) 372,747,527
Exchange Traded Funds 13 .1%
Equity Funds 2.2%
iShares Core MSCI EAFE ETF 36,240 2,828,532
iShares Core S&P 500 ETF 11,577 6,677,845
iShares Core S&P Small-Cap
ETF 8,387 980,943
Total Equity Funds
(cost $10,442,090) 10,487,320
Fixed Income Funds 10.9%
iShares 20+ Year Treasury Bond
ETF 97,001 9,515,798
iShares 7-10 Year Treasury
Bond ETF 279,048 27,380,190
iShares U.S. Treasury Bond ETF 639,269 14,990,858
Total Fixed Income Funds
(cost $60,675,573) 51,886,846
Total Exchange Traded Funds
(cost $71,117,663) 62,374,166
Short-Term Investment 8 .3%
Shares Value ($)
Money Market Fund 8 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (b) 39,534,150 39,534,150
Total Short-Term Investment
(cost $39,534,150)
39,534,150
Total Investments
(cost $486,186,451) — 100.0% 474,655,843
Liabilities in excess of other assets — 0.0%
†
(113,465)
NET ASSETS — 100.0% $ 474,542,378
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 62,374,166 $ – $ – $ 62,374,166
Investment Companies 372,747,527 – – 372,747,527
Short-Term Investment 39,534,150 – – 39,534,150
Total $ 474,655,843 $ – $ – $ 474,655,843
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 85 .5%
Shares Value ($)
Equity Funds 53.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 39,920,352 501,000,423
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,374,009 66,808,524
NVIT International Index Fund,
Class Y(a) 17,503,279 207,413,854
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 8,686,180 180,151,380
NVIT Mid Cap Index Fund, Class
Y(a) 1,562,172 31,805,818
Total Equity Funds
(cost $836,503,788) 987,179,999
Fixed Income Funds 32.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 8,091,295 74,763,561
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 813,960 7,447,733
NVIT Bond Index Fund, Class
Y(a) 50,382,616 482,665,458
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,679,324 37,234,763
Total Fixed Income Funds
(cost $640,175,920) 602,111,515
Total Investment Companies
(cost $1,476,679,708) 1,589,291,514
Exchange Traded Funds 9 .2%
Equity Funds 3.9%
iShares Core MSCI EAFE ETF 212,587 16,592,415
iShares Core S&P 500 ETF 67,912 39,173,000
iShares Core S&P Small-Cap
ETF(b) 143,243 16,753,701
Total Equity Funds
(cost $71,685,922) 72,519,116
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF 227,603 22,327,854
iShares 7-10 Year Treasury
Bond ETF 569,356 55,865,211
iShares U.S. Treasury Bond ETF 912,688 21,402,534
Total Fixed Income Funds
(cost $119,591,534) 99,595,599
Total Exchange Traded Funds
(cost $191,277,456) 172,114,715
Short-Term Investment 5 .3%
Shares Value ($)
Money Market Fund 5 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (c) 97,728,779 97,728,779
Total Short-Term Investment
(cost $97,728,779)
97,728,779
Total Investments
(cost $1,765,685,943) — 100.0% 1,859,135,008
Liabilities in excess of other assets — 0.0%
†
(673,904)
NET ASSETS — 100.0% $ 1,858,461,104
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $16,753,584, which was
collateralized by $17,036,834 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 1/31/2025
– 2/15/2053.
(c) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderate Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 172,114,715 $ – $ – $ 172,114,715
Investment Companies 1,589,291,514 – – 1,589,291,514
Short-Term Investment 97,728,779 – – 97,728,779
Total $ 1,859,135,008 $ – $ – $ 1,859,135,008
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .6%
Shares Value ($)
Equity Funds 72.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 27,444,450 344,427,846
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,444,375 49,326,040
NVIT International Index Fund,
Class Y(a) 15,568,272 184,484,024
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,915,674 122,691,070
NVIT Mid Cap Index Fund, Class
Y(a) 2,330,754 47,454,157
NVIT Small Cap Index Fund,
Class Y(a) 147,128 1,300,615
Total Equity Funds
(cost $631,781,038) 749,683,752
Fixed Income Funds 21.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 4,473,099 41,331,439
NVIT Bond Index Fund, Class
Y(a) 19,028,148 182,289,655
Total Fixed Income Funds
(cost $232,444,464) 223,621,094
Total Investment Companies
(cost $864,225,502) 973,304,846
Exchange Traded Funds 4 .2%
Equity Funds 2.2%
iShares Core MSCI EAFE ETF 39,239 3,062,604
iShares Core S&P 500 ETF 12,534 7,229,862
iShares Core S&P Small-Cap
ETF(b) 102,643 12,005,125
Total Equity Funds
(cost $21,579,642) 22,297,591
Fixed Income Funds 2.0%
iShares 7-10 Year Treasury
Bond ETF 178,655 17,529,629
iShares U.S. Treasury Bond ETF 131,841 3,091,671
Total Fixed Income Funds
(cost $23,249,535) 20,621,300
Total Exchange Traded Funds
(cost $44,829,177) 42,918,891
Short-Term Investment 1 .3%
Shares Value ($)
Money Market Fund 1 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (c) 13,563,379 13,563,379
Total Short-Term Investment
(cost $13,563,379)
13,563,379
Total Investments
(cost $922,618,058) — 100.1% 1,029,787,116
Liabilities in excess of other assets — (0.1)% (553,158)
NET ASSETS — 100.0% $ 1,029,233,958
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $4,955,244, which was
collateralized by $5,041,376 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 11/21/2024
– 2/15/2053.
(c) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 42,918,891 $ – $ – $ 42,918,891
Investment Companies 973,304,846 – – 973,304,846
Short-Term Investment 13,563,379 – – 13,563,379
Total $ 1,029,787,116 $ – $ – $ 1,029,787,116
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
Investment Companies 80 .8%
Shares Value ($)
Equity Funds 33.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,046,123 88,428,845
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,421,467 12,878,488
NVIT International Index Fund,
Class Y(a) 3,091,618 36,635,670
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,523,764 31,602,869
NVIT Mid Cap Index Fund, Class
Y(a) 357,614 7,281,029
NVIT Small Cap Index Fund,
Class Y(a) 264,890 2,341,631
Total Equity Funds
(cost $152,813,361) 179,168,532
Fixed Income Funds 47.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,502,453 32,362,664
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,762,012 16,122,412
NVIT Bond Index Fund, Class
Y(a) 18,307,876 175,389,449
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,916,842 29,518,446
Total Fixed Income Funds
(cost $268,971,163) 253,392,971
Total Investment Companies
(cost $421,784,524) 432,561,503
Exchange Traded Funds 11 .3%
Equity Funds 3.6%
iShares Core MSCI EAFE ETF 61,466 4,797,421
iShares Core S&P 500 ETF 19,636 11,326,438
iShares Core S&P Small-Cap
ETF(b) 26,031 3,044,586
Total Equity Funds
(cost $18,994,838) 19,168,445
Fixed Income Funds 7.7%
iShares 20+ Year Treasury Bond
ETF 87,746 8,607,882
iShares 7-10 Year Treasury Bond
ETF(b) 211,267 20,729,518
iShares U.S. Treasury Bond ETF 516,315 12,107,587
Total Fixed Income Funds
(cost $49,505,372) 41,444,987
Total Exchange Traded Funds
(cost $68,500,210) 60,613,432
Short-Term Investment 8 .0%
Shares Value ($)
Money Market Fund 8 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (c) 43,037,334 43,037,334
Total Short-Term Investment
(cost $43,037,334)
43,037,334
Total Investments
(cost $533,322,068) — 100.1% 536,212,269
Liabilities in excess of other assets — (0.1)% (355,145)
NET ASSETS — 100.0% $ 535,857,124
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $4,223,822, which was
collateralized by $4,326,739 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 10/31/2024
– 5/15/2050.
(c) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 60,613,432 $ – $ – $ 60,613,432
Investment Companies 432,561,503 – – 432,561,503
Short-Term Investment 43,037,334 – – 43,037,334
Total $ 536,212,269 $ – $ – $ 536,212,269
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 78 .8%
Shares Value ($)
Equity Funds 48.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 21,125,706 265,127,609
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,809,236 34,511,676
NVIT International Index Fund,
Class Y(a) 9,041,652 107,143,571
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,202,386 87,157,482
NVIT Mid Cap Index Fund, Class
Y(a) 811,700 16,526,222
Total Equity Funds
(cost $442,912,797) 510,466,560
Fixed Income Funds 29.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 4,178,444 38,608,823
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 420,473 3,847,329
NVIT Bond Index Fund, Class
Y(a) 26,075,163 249,800,065
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,900,654 19,234,623
Total Fixed Income Funds
(cost $320,075,465) 311,490,840
Total Investment Companies
(cost $762,988,262) 821,957,400
Exchange Traded Funds 8 .6%
Equity Funds 3.6%
iShares Core MSCI EAFE ETF 109,997 8,585,266
iShares Core S&P 500 ETF 35,139 20,268,878
iShares Core S&P Small-Cap
ETF 74,866 8,756,327
Total Equity Funds
(cost $37,160,993) 37,610,471
Fixed Income Funds 5.0%
iShares 20+ Year Treasury Bond
ETF 117,768 11,553,041
iShares 7-10 Year Treasury
Bond ETF 294,599 28,906,054
iShares U.S. Treasury Bond ETF 472,247 11,074,192
Total Fixed Income Funds
(cost $61,484,208) 51,533,287
Total Exchange Traded Funds
(cost $98,645,201) 89,143,758
Short-Term Investment 4 .8%
Shares Value ($)
Money Market Fund 4 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (b) 50,572,643 50,572,643
Total Short-Term Investment
(cost $50,572,643)
50,572,643
Total Investments
(cost $912,206,106) — 92.2% 961,673,801
Other assets in excess of liabilities — 7.8% 81,124,417
NET ASSETS — 100.0% $ 1,042,798,218
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 605 12/2024 USD 75,255,950 1,176,803
Russell 2000 Emini Index 133 12/2024 USD 14,957,180 204,698
S&P 500 E-Mini Index 559 12/2024 USD 162,508,288 2,868,980
S&P Midcap 400 E-Mini Index 71 12/2024 USD 22,355,060 436,099
Net contracts 4,686,580
As of September 30, 2024, the Fund had $14,185,326 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 89,143,758 $ – $ – $ 89,143,758
Futures Contracts 4,686,580 – – 4,686,580
Investment Companies 821,957,400 – – 821,957,400
Short-Term Investment 50,572,643 – – 50,572,643
Total $ 966,360,381 $ – $ – $ 966,360,381
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 4,686,580
Total $ 4,686,580
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 76 .9%
Shares Value ($)
Equity Funds 40.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,952,800 87,257,639
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,314,136 11,906,068
NVIT International Index Fund,
Class Y(a) 3,173,643 37,607,667
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,365,271 28,315,725
NVIT Mid Cap Index Fund, Class
Y(a) 302,722 6,163,411
Total Equity Funds
(cost $148,372,797) 171,250,510
Fixed Income Funds 36.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 2,161,357 19,970,941
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 174,069 1,592,731
NVIT Bond Index Fund, Class
Y(a) 12,413,953 118,925,668
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,573,679 15,925,636
Total Fixed Income Funds
(cost $161,533,406) 156,414,976
Total Investment Companies
(cost $309,906,203) 327,665,486
Exchange Traded Funds 10 .7%
Equity Funds 3.7%
iShares Core MSCI EAFE ETF 45,486 3,550,182
iShares Core S&P 500 ETF 14,531 8,381,771
iShares Core S&P Small-Cap
ETF(b) 33,161 3,878,511
Total Equity Funds
(cost $15,611,141) 15,810,464
Fixed Income Funds 7.0%
iShares 20+ Year Treasury Bond
ETF 16,233 1,592,457
iShares 7-10 Year Treasury
Bond ETF 215,222 21,117,583
iShares U.S. Treasury Bond ETF 297,173 6,968,707
Total Fixed Income Funds
(cost $32,617,071) 29,678,747
Total Exchange Traded Funds
(cost $48,228,212) 45,489,211
Short-Term Investment 5 .8%
Shares Value ($)
Money Market Fund 5 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.87% (c) 24,922,875 24,922,875
Total Short-Term Investment
(cost $24,922,875)
24,922,875
Total Investments
(cost $383,057,290) — 93.4% 398,077,572
Other assets in excess of liabilities — 6.6% 28,117,810
NET ASSETS — 100.0% $ 426,195,382
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $3,490,554, which was
collateralized by $3,549,969 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 4.88%, and maturity dates ranging from 10/24/2024
– 11/15/2051.
(c) Represents 7-day effective yield as of September 30, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 27
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 121 12/2024 USD 15,051,190 95,245
Russell 2000 Emini Index 29 12/2024 USD 3,261,340 6,716
S&P 500 E-Mini Index 110 12/2024 USD 31,978,375 260,747
S&P Midcap 400 E-Mini Index 15 12/2024 USD 4,722,900 18,627
Net contracts 381,335
As of September 30, 2024, the Fund had $2,844,414 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

28 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 45,489,211 $ – $ – $ 45,489,211
Futures Contracts 381,335 – – 381,335
Investment Companies 327,665,486 – – 327,665,486
Short-Term Investment 24,922,875 – – 24,922,875
Total $ 398,458,907 $ – $ – $ 398,458,907
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 381,335
Total $ 381,335
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 98 .0%
Shares Value ($)
Equity Funds 86.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,477,476 13,385,931
NVIT GS International Equity
Insights Fund, Class Y(a) 4,566,370 52,650,249
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,966,781 95,096,563
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 958,052 11,985,237
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,357,401 40,490,258
Total Equity Funds
(cost $174,003,321) 213,608,238
Fixed Income Funds 12.0%
Nationwide Bond Fund, Class
R6(a) 295,264 2,492,027
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 712,606 7,453,854
Investment Companies
Shares Value ($)
NVIT Core Bond Fund, Class
Y(a) 2,081,128 19,895,587
Total Fixed Income Funds
(cost $29,549,596) 29,841,468
Total Investment Companies
(cost $203,552,917) 243,449,706
Exchange Traded Funds 2 .0%
Equity Funds 2.0%
iShares Core MSCI EAFE ETF 18,930 1,477,486
iShares Core S&P 500 ETF 6,047 3,488,031
Total Exchange Traded Funds
(cost $4,968,629) 4,965,517
Total Investments
(cost $208,521,546) — 100.0% 248,415,223
Liabilities in excess of other assets — 0.0%
†
(105,505)
NET ASSETS — 100.0% $ 248,309,718
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,965,517 $ – $ – $ 4,965,517
Investment Companies 243,449,706 – – 243,449,706
Total $ 248,415,223 $ – $ – $ 248,415,223
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Investment Companies 99.0%
Shares Value ($)
Equity Funds 74.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,494,878 22,603,596
NVIT GS International Equity
Insights Fund, Class Y(a) 7,445,851 85,850,660
NVIT GS Large Cap Equity
Fund, Class Y(a) 11,359,377 155,055,497
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,582,116 19,792,277
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,441,347 65,622,640
Total Equity Funds
(cost $280,942,946) 348,924,670
Fixed Income Funds 25.0%
Nationwide Bond Fund, Class
R6(a) 1,126,006 9,503,489
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,059,999 42,467,585
Investment Companies
Shares Value ($)
NVIT Core Bond Fund, Class
Y(a) 6,910,625 66,065,573
Total Fixed Income Funds
(cost $123,186,975) 118,036,647
Total Investment Companies
(cost $404,129,921) 466,961,317
Exchange Traded Funds 1.0%
Equity Funds 1.0%
iShares Core MSCI EAFE ETF 18,049 1,408,725
iShares Core S&P 500 ETF 5,766 3,325,944
Total Exchange Traded Funds
(cost $4,737,393) 4,734,669
Total Investments
(cost $408,867,314) — 100.0% 471,695,986
Liabilities in excess of other assets — 0.0%
†
(176,009)
NET ASSETS — 100.0% $ 471,519,977
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,734,669 $ – $ – $ 4,734,669
Investment Companies 466,961,317 – – 466,961,317
Total $ 471,695,986 $ – $ – $ 471,695,986
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
Investment Companies 97 .5%
Shares Value ($)
Equity Funds 54.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,745,415 70,173,460
NVIT GS International Equity
Insights Fund, Class Y(a) 19,979,766 230,366,698
NVIT GS Large Cap Equity
Fund, Class Y(a) 36,431,859 497,294,877
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,547,633 44,380,886
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,553,155 211,691,054
Total Equity Funds
(cost $839,506,718) 1,053,906,975
Fixed Income Funds 43.5%
Nationwide Bond Fund, Class
R6(a) 5,805,663 48,999,795
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 27,075,369 283,208,358
NVIT Core Bond Fund, Class
Y(a) 40,856,297 390,586,201
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,087,585 9,777,391
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,593,916 117,330,432
Total Fixed Income Funds
(cost $903,944,504) 849,902,177
Total Investment Companies
(cost $1,743,451,222) 1,903,809,152
Exchange Traded Funds 2 .5%
Equity Funds 2.5%
iShares Core MSCI EAFE ETF 186,077 14,523,310
iShares Core S&P 500 ETF 59,444 34,288,488
Total Exchange Traded Funds
(cost $48,840,252) 48,811,798
Total Investments
(cost $1,792,291,474) — 100.0% 1,952,620,950
Liabilities in excess of other assets — 0.0%
†
(676,572)
NET ASSETS — 100.0% $ 1,951,944,378
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 48,811,798 $ – $ – $ 48,811,798
Investment Companies 1,903,809,152 – – 1,903,809,152
Total $ 1,952,620,950 $ – $ – $ 1,952,620,950
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 97 .7%
Shares Value ($)
Equity Funds 34.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,347,696 12,210,124
NVIT GS International Equity
Insights Fund, Class Y(a) 3,318,171 38,258,508
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,875,859 80,205,478
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 524,694 6,563,928
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,970,716 35,826,830
Total Equity Funds
(cost $136,973,324) 173,064,868
Fixed Income Funds 63.7%
Nationwide Bond Fund, Class
R6(a) 2,424,447 20,462,336
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,115,715 10,208,794
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,766,264 91,695,124
NVIT Core Bond Fund, Class
Y(a) 14,389,675 137,565,292
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 374,700 3,368,551
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,050,728 61,233,364
Total Fixed Income Funds
(cost $343,772,908) 324,533,461
Total Investment Companies
(cost $480,746,232) 497,598,329
Exchange Traded Funds 2 .3%
Equity Funds 2.3%
iShares Core MSCI EAFE ETF 45,458 3,547,997
iShares Core S&P 500 ETF 14,521 8,376,003
Total Exchange Traded Funds
(cost $11,930,937) 11,924,000
Total Investments
(cost $492,677,169) — 100.0% 509,522,329
Liabilities in excess of other assets — 0.0%
†
(208,700)
NET ASSETS — 100.0% $ 509,313,629
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,924,000 $ – $ – $ 11,924,000
Investment Companies 497,598,329 – – 497,598,329
Total $ 509,522,329 $ – $ – $ 509,522,329
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
Investment Companies 98 .8%
Shares Value ($)
Equity Funds 16.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 672,536 6,093,180
NVIT GS International Equity
Insights Fund, Class Y(a) 1,448,980 16,706,744
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,901,631 39,607,266
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 163,539 2,045,875
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,381,788 16,664,362
Total Equity Funds
(cost $59,937,810) 81,117,427
Fixed Income Funds 82.8%
Nationwide Bond Fund, Class
R6(a) 3,320,094 28,021,595
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,220,654 20,318,984
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 11,647,826 121,836,259
NVIT Core Bond Fund, Class
Y(a) 17,788,385 170,056,964
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 464,589 4,176,655
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 7,525,048 76,153,485
Total Fixed Income Funds
(cost $439,799,080) 420,563,942
Total Investment Companies
(cost $499,736,890) 501,681,369
Exchange Traded Funds 1 .2%
Equity Funds 1.2%
iShares Core MSCI EAFE ETF 22,878 1,785,628
iShares Core S&P 500 ETF 7,309 4,215,977
Total Exchange Traded Funds
(cost $6,005,935) 6,001,605
Total Investments
(cost $505,742,825) — 100.0% 507,682,974
Liabilities in excess of other assets — 0.0%
†
(215,356)
NET ASSETS — 100.0% $ 507,467,618
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,001,605 $ – $ – $ 6,001,605
Investment Companies 501,681,369 – – 501,681,369
Total $ 507,682,974 $ – $ – $ 507,682,974
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
Investment Companies 97 .5%
Shares Value ($)
Equity Funds 43.9%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,302,141 48,037,401
NVIT GS International Equity
Insights Fund, Class Y(a) 14,946,872 172,337,434
NVIT GS Large Cap Equity
Fund, Class Y(a) 23,242,944 317,266,184
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,270,556 28,404,661
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 11,410,316 137,608,407
Total Equity Funds
(cost $561,773,773) 703,654,087
Fixed Income Funds 53.6%
Nationwide Bond Fund, Class
R6(a) 6,677,007 56,353,941
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 25,279,700 264,425,661
NVIT Core Bond Fund, Class
Y(a) 38,546,598 368,505,478
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 893,445 8,032,073
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 15,844,451 160,345,844
Total Fixed Income Funds
(cost $911,845,774) 857,662,997
Total Investment Companies
(cost $1,473,619,547) 1,561,317,084
Exchange Traded Funds 2 .5%
Equity Funds 2.5%
iShares Core MSCI EAFE ETF 152,856 11,930,411
iShares Core S&P 500 ETF 48,831 28,166,697
Total Exchange Traded Funds
(cost $40,120,474) 40,097,108
Total Investments
(cost $1,513,740,021) — 100.0% 1,601,414,192
Liabilities in excess of other assets — 0.0%
†
(571,249)
NET ASSETS — 100.0% $ 1,600,842,943
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 40,097,108 $ – $ – $ 40,097,108
Investment Companies 1,561,317,084 – – 1,561,317,084
Total $ 1,601,414,192 $ – $ – $ 1,601,414,192
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 97 .3%
Shares Value ($)
Equity Funds 64.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 9,092,044 82,373,919
NVIT GS International Equity
Insights Fund, Class Y(a) 25,286,712 291,555,794
NVIT GS Large Cap Equity
Fund, Class Y(a) 44,091,204 601,844,929
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 5,076,635 63,508,700
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,913,943 216,042,157
Total Equity Funds
(cost $1,000,873,004) 1,255,325,499
Fixed Income Funds 33.3%
Nationwide Bond Fund, Class
R6(a) 4,673,077 39,440,767
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 18,790,139 196,544,858
NVIT Core Bond Fund, Class
Y(a) 36,968,478 353,418,645
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 722,243 6,492,966
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,832,695 59,026,869
Total Fixed Income Funds
(cost $696,363,044) 654,924,105
Total Investment Companies
(cost $1,697,236,048) 1,910,249,604
Exchange Traded Funds 2 .7%
Equity Funds 2.7%
iShares Core MSCI EAFE ETF 199,956 15,606,566
iShares Core S&P 500 ETF 63,878 36,846,108
Total Exchange Traded Funds
(cost $52,483,236) 52,452,674
Total Investments
(cost $1,749,719,284) — 100.0% 1,962,702,278
Liabilities in excess of other assets — 0.0%
†
(680,111)
NET ASSETS — 100.0% $ 1,962,022,167
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 52,452,674 $ – $ – $ 52,452,674
Investment Companies 1,910,249,604 – – 1,910,249,604
Total $ 1,962,702,278 $ – $ – $ 1,962,702,278
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
Investment Companies 91 .2%
Shares Value ($)
Equity Funds 41.1%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,576,201 14,280,377
NVIT GS International Equity
Insights Fund, Class Y(a) 4,443,235 51,230,502
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,929,998 94,594,469
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 677,681 8,477,793
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,405,403 41,069,158
Total Equity Funds
(cost $165,988,030) 209,652,299
Fixed Income Funds 50.1%
Nationwide Bond Fund, Class
R6(a) 1,984,293 16,747,436
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,525,459 78,716,297
NVIT Core Bond Fund, Class
Y(a) 11,489,301 109,837,713
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 265,549 2,387,287
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,718,757 47,753,825
Total Fixed Income Funds
(cost $262,539,374) 255,442,558
Total Investment Companies
(cost $428,527,404) 465,094,857
Exchange Traded Funds 2 .4%
Equity Funds 2.4%
iShares Core MSCI EAFE ETF 45,540 3,554,397
iShares Core S&P 500 ETF 14,548 8,391,578
Total Exchange Traded Funds
(cost $11,952,932) 11,945,975
Total Investments
(cost $440,480,336) — 93.6% 477,040,832
Other assets in excess of liabilities — 6.4% 32,786,124
NET ASSETS — 100.0% $ 509,826,956
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 153 12/2024 USD 19,031,670 139,360
Russell 2000 Emini Index 22 12/2024 USD 2,474,120 5,329
S&P 500 E-Mini Index 127 12/2024 USD 36,920,488 321,839
S&P Midcap 400 E-Mini Index 7 12/2024 USD 2,204,020 10,642
Net contracts 477,170
As of September 30, 2024, the Fund had $3,037,628 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,945,975 $ – $ – $ 11,945,975
Futures Contracts 477,170 – – 477,170
Investment Companies 465,094,857 – – 465,094,857
Total $ 477,518,002 $ – $ – $ 477,518,002

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 477,170
Total $ 477,170
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 89.9%
Shares Value ($)
Equity Funds 49.8%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,335,479 39,279,437
NVIT GS International Equity
Insights Fund, Class Y(a) 11,183,366 128,944,207
NVIT GS Large Cap Equity
Fund, Class Y(a) 20,397,482 278,425,628
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,985,826 24,842,677
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 9,825,375 118,494,026
Total Equity Funds
(cost $466,654,126) 589,985,975
Fixed Income Funds 40.1%
Nationwide Bond Fund, Class
R6(a) 3,248,623 27,418,376
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,158,675 158,559,745
NVIT Core Bond Fund, Class
Y(a) 22,900,136 218,925,299
Investment Companies
Shares Value ($)
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 608,667 5,471,920
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,489,688 65,675,647
Total Fixed Income Funds
(cost $488,357,811) 476,050,987
Total Investment Companies
(cost $955,011,937) 1,066,036,962
Exchange Traded Funds 2.3%
Equity Funds 2.3%
iShares Core MSCI EAFE ETF 104,386 8,147,327
iShares Core S&P 500 ETF 33,346 19,234,640
Total Exchange Traded Funds
(cost $27,397,925) 27,381,967
Total Investments
(cost $982,409,862) — 92.2% 1,093,418,929
Other assets in excess of liabilities — 7.8% 92,177,073
NET ASSETS — 100.0% $ 1,185,596,002
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 717 12/2024 USD 89,187,630 1,442,450
Russell 2000 Emini Index 116 12/2024 USD 13,045,360 186,364
S&P 500 E-Mini Index 680 12/2024 USD 197,684,500 3,640,143
S&P Midcap 400 E-Mini Index 39 12/2024 USD 12,279,540 250,636
Net contracts 5,519,593
As of September 30, 2024, the Fund had $15,831,005 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,381,967 $ – $ – $ 27,381,967
Futures Contracts 5,519,593 – – 5,519,593
Investment Companies 1,066,036,962 – – 1,066,036,962
Total $ 1,098,938,522 $ – $ – $ 1,098,938,522

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 5,519,593
Total $ 5,519,593
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Investment Company 95.0%
Shares Value ($)
Alternative Assets 95.0%
BlackRock Global Allocation VI
Fund, Class I 17,906,660 323,215,208
Total Alternative Assets
(cost $284,756,107) 323,215,208
Total Investment Company
(cost $284,756,107) 323,215,208
Total Investments
(cost $284,756,107) — 95.0% 323,215,208
Other assets in excess of liabilities — 5.0% 17,127,917
NET ASSETS — 100.0% $ 340,343,125
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 75 12/2024 USD 9,329,250 (2,786)
Russell 2000 Emini Index 1 12/2024 USD 112,460 452
S&P 500 E-Mini Index 54 12/2024 USD 15,698,475 45,562
S&P Midcap 400 E-Mini Index 2 12/2024 USD 629,720 1,375
Net contracts 44,603
As of September 30, 2024, the Fund had $1,245,692 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 47,389 $ – $ – $ 47,389
Investment Company 323,215,208 – – 323,215,208
Total Assets $ 323,262,597 $ – $ – $ 323,262,597
Liabilities:
Futures Contracts $ (2,786) $ – $ – $ (2,786)
Total Liabilities $ (2,786) $ – $ – $ (2,786)
Total $ 323,259,811 $ – $ – $ 323,259,811

NVIT BlackRock Managed Global Allocation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
s it
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 47,389
Total $ 47,389
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,786)
Total $ (2,786)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF 138,542 7,380,132
iShares Core 1-5 Year USD
Bond ETF 221,551 10,785,103
iShares Core Total USD Bond
Market ETF(a) 152,964 7,207,664
iShares Core U.S. Aggregate
Bond ETF 356,352 36,087,767
iShares MBS ETF 75,287 7,213,247
iShares U.S. Treasury Bond ETF 152,427 3,574,413
Total Exchange Traded Funds
(cost $75,237,605) 72,248,326
Repurchase Agreements 7 .9%
Principal
Amount ($)
BofA Securities, Inc., 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$1,000,136, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.25% -
6.23%, maturing 5/25/2034
- 12/20/2060; total market
value $1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024, repurchase
price $3,728,033,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $3,802,070.(b) 3,727,520 3,727,520
Pershing LLC, 4.85%,
dated 9/30/2024, due
10/1/2024, repurchase price
$1,000,135, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 10/31/2024
- 10/20/2073; total market
value $1,020,003.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,727,520) 5,727,520
Total Investments
(cost $80,965,125) — 107.8% 77,975,846
Liabilities in excess of other assets — (7.8)% (5,645,806)
NET ASSETS — 100.0% $ 72,330,040
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $5,739,216, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,727,520 and by $166,471
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.00%, and
maturity dates ranging from 9/30/2025 – 2/15/2054, a total
value of $5,893,991.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$5,727,520.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 72,248,326 $ – $ – $ 72,248,326
Repurchase Agreements – 5,727,520 – 5,727,520
Total $ 72,248,326 $ 5,727,520 $ – $ 77,975,846
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE ETF 133,957 10,455,344
iShares Core MSCI International
Developed Markets ETF(a) 174,338 12,348,361
iShares Core S&P 500 ETF 11,613 6,698,611
iShares Core S&P Mid-Cap ETF 266,453 16,605,351
iShares Core S&P Small-Cap
ETF(a) 22,724 2,657,799
iShares Core S&P Total U.S.
Stock Market ETF(a) 204,657 25,709,012
iShares MSCI USA Momentum
Factor ETF(a) 9,863 1,999,822
iShares MSCI USA Quality
Factor ETF 10,935 1,960,645
iShares MSCI USA Size Factor
ETF(a) 11,954 1,778,636
iShares MSCI USA Value Factor
ETF(a) 15,803 1,723,159
iShares U.S. Equity Factor
ETF(a) 142,951 8,401,230
iShares U.S. Small-Cap Equity
Factor ETF(a) 27,372 1,816,132
Total Exchange Traded Funds
(cost $70,368,180) 92,154,102
Repurchase Agreements 11 .6%
Principal
Amount ($)
BofA Securities, Inc., 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$2,000,271, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.25% -
6.23%, maturing 5/25/2034
- 12/20/2060; total market
value $2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024, repurchase
price $5,689,964,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $5,802,966.(b) 5,689,182 5,689,182
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024, repurchase
price $1,000,135,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Pershing LLC, 4.85%,
dated 9/30/2024, due
10/1/2024, repurchase price
$2,000,269, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 10/31/2024
- 10/20/2073; total market
value $2,040,007.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $10,689,182) 10,689,182
Total Investments
(cost $81,057,362) — 111.5% 102,843,284
Liabilities in excess of other assets
— (11.5)% (10,628,707)
NET ASSETS — 100.0% $ 92,214,577
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $20,254,315, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,689,182 and by
$10,000,811 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/31/2024 –
2/15/2054, a total value of $20,689,993.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$10,689,182.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 92,154,102 $ – $ – $ 92,154,102
Repurchase Agreements – 10,689,182 – 10,689,182
Total $ 92,154,102 $ 10,689,182 $ – $ 102,843,284
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 96.0%
Shares Value ($)
Equity Fund 96.0%
American Funds Growth-Income
Fund, Class 1 10,505,462 720,674,704
Total Investment Company
(cost $488,754,475) 720,674,704
Total Investments
(cost $488,754,475) — 96.0% 720,674,704
Other assets in excess of liabilities — 4.0% 29,861,103
NET ASSETS — 100.0% $ 750,535,807
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 12 12/2024 USD 1,492,680 24,402
S&P 500 E-Mini Index 87 12/2024 USD 25,291,988 380,103
S&P Midcap 400 E-Mini Index 6 12/2024 USD 1,889,160 11,945
Net contracts 416,450
As of September 30, 2024, the Fund had $1,571,398 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 416,450 $ – $ – $ 416,450
Investment Company 720,674,704 – – 720,674,704
Total $ 721,091,154 $ – $ – $ 721,091,154

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 416,450
Total $ 416,450
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
Investment Companies 92.7%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 21,966,737 797,612,208
Total Balanced Fund
(cost $731,532,009) 797,612,208
Equity Funds 46.8%
American Funds Growth Fund,
Class 1 6,819,647 814,743,279
American Funds Washington
Mutual Investors Fund, Class
1 31,249,192 533,423,701
Total Equity Funds
(cost $1,184,111,647) 1,348,166,980
Investment Companies
Shares Value ($)
Fixed Income Funds 18.2%
American Funds U.S.
Government Securities Fund,
Class 1 12,699,840 130,427,356
Bond Fund of America (The),
Class R6 33,711,646 392,066,448
Total Fixed Income Funds
(cost $558,555,437) 522,493,804
Total Investment Companies
(cost $2,474,199,093) 2,668,272,992
Total Investments
(cost $2,474,199,093) — 92.7% 2,668,272,992
Other assets in excess of liabilities — 7.3% 210,689,366
NET ASSETS — 100.0% $ 2,878,962,358
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 77 12/2024 USD 9,578,030 (34,311)
Russell 2000 Emini Index 10 12/2024 USD 1,124,600 1,385
S&P 500 E-Mini Index 640 12/2024 USD 186,056,000 386,468
S&P Midcap 400 E-Mini Index 36 12/2024 USD 11,334,960 (832)
Net contracts 352,710
As of September 30, 2024, the Fund had $11,429,042 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 387,853 $ – $ – $ 387,853
Investment Companies 2,668,272,992 – – 2,668,272,992
Total Assets $ 2,668,660,845 $ – $ – $ 2,668,660,845
Liabilities:
Futures Contracts $ (35,143) $ – $ – $ (35,143)
Total Liabilities $ (35,143) $ – $ – $ (35,143)
Total $ 2,668,625,702 $ – $ – $ 2,668,625,702

NVIT Managed American Funds Asset Allocation Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 387,853
Total $ 387,853
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (35,143)
Total $ (35,143)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 101.4%
Shares Value ($)
BRAZIL 5.0%
Aerospace & Defense 0.2%
Embraer SA, ADR *(a) 31,650 1,119,461
Banks 2.3%
Banco do Brasil SA 13,300 66,357
Itau Unibanco Holding SA
(Preference) 992,900 6,581,423
Itausa SA (Preference) 3,260,400 6,625,298
13,273,078
Diversified Telecommunication Services 0.1%
Telefonica Brasil SA, ADR 53,600 550,472
Electric Utilities 0.8%
Cia Paranaense de Energia -
Copel (Preference) 924,800 1,729,852
Energisa S/A 217,398 1,787,406
Transmissora Alianca de Energia
Eletrica SA 169,700 1,066,602
4,583,860
Electrical Equipment 0.3%
WEG SA 184,400 1,841,055
Household Durables 0.1%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 211,600 797,039
Insurance 0.2%
BB Seguridade Participacoes SA 176,400 1,149,513
Oil, Gas & Consumable Fuels 0.0%
†
Ultrapar Participacoes SA 60,500 235,550
Real Estate Management & Development 0.1%
Allos SA 196,900 789,740
Specialty Retail 0.5%
Lojas Renner SA 840,800 2,787,387
Transportation Infrastructure 0.0%
†
Santos Brasil Participacoes SA 105,900 286,925
Water Utilities 0.4%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP,
ADR *(a) 114,900 1,900,446
Cia de Saneamento de Minas
Gerais Copasa MG 61,500 260,102
2,160,548
29,574,628
CHILE 0.6%
Banks 0.2%
Banco de Chile 9,365,964 1,194,568
Electric Utilities 0.2%
Enel Americas SA 9,407,355 960,193
Independent Power and Renewable Electricity Producers
0.0%
†
Colbun SA 800,270 108,388
Marine Transportation 0.2%
Cia Sud Americana de Vapores SA 17,112,381 1,046,571
3,309,720
CHINA 27.8%
Automobiles 0.7%
Geely Automobile Holdings Ltd. 2,695,000 4,159,524
Common Stocks
Shares Value ($)
CHINA
Banks 2.3%
Agricultural Bank of China Ltd.,
Class H 1,372,000 640,478
Bank of China Ltd., Class H 6,731,000 3,150,948
Bank of Communications Co. Ltd.,
Class H 2,599,000 1,971,788
China CITIC Bank Corp. Ltd.,
Class H 3,767,000 2,383,337
China Construction Bank Corp.,
Class H 5,609,000 4,204,805
Industrial & Commercial Bank of
China Ltd., Class H 576,000 340,703
Industrial Bank Co. Ltd., Class A 106,100 287,945
Shanghai Pudong Development
Bank Co. Ltd., Class A 623,900 888,520
13,868,524
Beverages 0.0%
†
Eastroc Beverage Group Co. Ltd.,
Class A 5,900 227,945
Biotechnology 0.2%
3SBio, Inc. Reg. S (b) 376,500 332,381
Innovent Biologics, Inc. Reg. S *(b) 137,000 831,383
1,163,764
Broadline Retail 4.9%
Alibaba Group Holding Ltd. 1,290,700 17,155,549
JD.com, Inc., Class A 237,895 4,759,220
PDD Holdings, Inc., ADR * 53,680 7,236,601
29,151,370
Building Products 0.1%
China Lesso Group Holdings Ltd. 926,000 471,175
Capital Markets 0.1%
China Cinda Asset Management
Co. Ltd., Class H 6,217,000 863,229
Communications Equipment 0.8%
BYD Electronic International Co.
Ltd. 185,000 776,978
ZTE Corp., Class A 296,800 1,318,632
ZTE Corp., Class H 1,032,200 2,638,874
4,734,484
Construction & Engineering 0.2%
China Communications Services
Corp. Ltd., Class H 1,862,000 1,009,991
Consumer Finance 0.0%
†
Qifu Technology, Inc., Class A,
ADR 9,200 274,252
Electrical Equipment 0.3%
Goldwind Science & Technology
Co. Ltd., Class A 1,171,100 1,673,230
Electronic Equipment, Instruments & Components 0.4%
GoerTek, Inc., Class A 537,500 1,741,244
Sunny Optical Technology Group
Co. Ltd. 62,800 462,380
2,203,624
Entertainment 1.5%
Kingsoft Corp. Ltd. 180,800 688,652
NetEase, Inc. 428,100 8,001,283
8,689,935
Food Products 0.6%
China Feihe Ltd. Reg. S (b) 226,000 170,922

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Food Products
Muyuan Foods Co. Ltd., Class A * 299,824 1,979,283
Uni-President China Holdings Ltd. 1,127,000 1,057,276
Want Want China Holdings Ltd. 380,000 258,866
3,466,347
Gas Utilities 0.3%
China Gas Holdings Ltd. 1,749,200 1,626,475
Kunlun Energy Co. Ltd. 278,000 286,711
1,913,186
Health Care Providers & Services 0.0%
†
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H 32,000 84,746
Hotels, Restaurants & Leisure 2.6%
Meituan, Class B Reg. S *(b) 484,160 10,304,800
Tongcheng Travel Holdings Ltd.
Reg. S 161,200 403,973
Trip.com Group Ltd. * 80,550 4,868,886
15,577,659
Household Durables 0.3%
Gree Electric Appliances, Inc. of
Zhuhai, Class A 84,100 569,618
Midea Group Co. Ltd., Class A 119,600 1,278,525
1,848,143
Independent Power and Renewable Electricity Producers 1.2%
Beijing Jingneng Clean Energy Co.
Ltd., Class H 730,000 190,248
CGN Power Co. Ltd., Class H
Reg. S (b) 1,415,000 545,871
China Yangtze Power Co. Ltd.,
Class A 1,481,000 6,343,430
7,079,549
Insurance 2.9%
China Life Insurance Co. Ltd.,
Class H 533,000 1,049,161
China Pacific Insurance Group Co.
Ltd., Class A 513,500 2,809,992
China Pacific Insurance Group Co.
Ltd., Class H 823,200 2,901,705
China Taiping Insurance Holdings
Co. Ltd. 1,194,800 1,887,992
People's Insurance Co. Group of
China Ltd. (The), Class H 6,242,000 2,978,486
PICC Property & Casualty Co.
Ltd., Class H 532,000 788,370
Ping An Insurance Group Co. of
China Ltd., Class A 592,400 4,738,682
17,154,388
Interactive Media & Services 5.3%
Kanzhun Ltd., ADR 8,400 145,824
Tencent Holdings Ltd. 549,400 30,762,490
30,908,314
Life Sciences Tools & Services 0.1%
WuXi AppTec Co. Ltd., Class H
Reg. S (a)(b) 78,000 540,288
Machinery 0.0%
†
Sinotruk Hong Kong Ltd. 74,000 222,284
Marine Transportation 0.0%
†
COSCO SHIPPING Holdings Co.
Ltd., Class H 105,500 175,014
Common Stocks
Shares Value ($)
CHINA
Metals & Mining 1.5%
Zijin Mining Group Co. Ltd., Class
A 1,569,400 4,022,711
Zijin Mining Group Co. Ltd., Class
H 2,182,000 4,909,661
8,932,372
Pharmaceuticals 0.8%
China Medical System Holdings
Ltd. 549,000 631,739
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class
A 79,490 539,467
CSPC Pharmaceutical Group Ltd. 442,000 343,852
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (b) 148,000 393,827
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 382,400 2,850,558
Livzon Pharmaceutical Group,
Inc., Class H 52,800 198,601
4,958,044
Real Estate Management & Development 0.5%
China Resources Land Ltd. 631,000 2,274,561
KE Holdings, Inc., ADR 46,900 933,779
3,208,340
Textiles, Apparel & Luxury Goods 0.2%
Bosideng International Holdings
Ltd. 1,592,000 904,406
165,464,127
EGYPT 0.0%
†
Real Estate Management & Development 0.0%
†
Talaat Moustafa Group 181,122 238,970
HONG KONG 0.6%
Food Products 0.0%
†
WH Group Ltd. Reg. S (b) 348,000 275,277
Pharmaceuticals 0.6%
Sino Biopharmaceutical Ltd. 4,337,000 2,056,861
United Laboratories International
Holdings Ltd. (The) 912,000 1,171,654
3,228,515
3,503,792
INDIA 19.7%
Aerospace & Defense 0.5%
Bharat Electronics Ltd. 789,818 2,698,124
Automobiles 0.2%
Tata Motors Ltd. 115,038 1,337,486
Banks 1.7%
Bank of Baroda 841,875 2,494,716
Federal Bank Ltd. 535,745 1,260,297
IDBI Bank Ltd. 436,791 454,314
Punjab National Bank 1,004,917 1,285,267
State Bank of India 411,263 3,865,754
Union Bank of India Ltd. 403,321 592,607
9,952,955
Capital Markets 0.4%
Central Depository Services India
Ltd. Reg. S 44,644 765,362
JM Financial Ltd. 400,006 718,887
Kfin Technologies Ltd. 13,694 167,358

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
INDIA
Capital Markets
Motilal Oswal Financial Services
Ltd. 62,181 567,117
2,218,724
Chemicals 0.7%
PI Industries Ltd. 32,465 1,808,071
Solar Industries India Ltd. 12,903 1,779,191
Supreme Industries Ltd. 7,059 448,121
4,035,383
Construction & Engineering 0.6%
Ashoka Buildcon Ltd. * 215,238 587,032
ITD Cementation India Ltd. 191,498 1,211,495
Larsen & Toubro Ltd. 37,117 1,627,480
3,426,007
Construction Materials 0.2%
UltraTech Cement Ltd. 7,793 1,099,173
Consumer Finance 0.2%
Shriram Finance Ltd. 25,615 1,096,208
Electric Utilities 0.9%
Power Grid Corp. of India Ltd. 1,146,822 4,837,694
Torrent Power Ltd. 32,014 717,281
5,554,975
Electrical Equipment 1.0%
ABB India Ltd. 47,469 4,574,113
Finolex Cables Ltd. 25,890 437,378
Havells India Ltd. 3,629 87,396
Suzlon Energy Ltd. * 301,589 288,021
Triveni Turbine Ltd. 74,119 605,461
5,992,369
Financial Services 1.2%
Home First Finance Co. India Ltd.
Reg. S (b) 13,519 191,356
Power Finance Corp. Ltd. 828,501 4,844,093
REC Ltd. 343,099 2,269,228
7,304,677
Food Products 0.2%
Patanjali Foods Ltd. 45,468 913,119
Gas Utilities 0.3%
Mahanagar Gas Ltd. Reg. S 77,017 1,786,057
Health Care Providers & Services 0.6%
Apollo Hospitals Enterprise Ltd. 34,440 2,963,839
Narayana Hrudayalaya Ltd. Reg. S 36,494 544,749
3,508,588
Hotels, Restaurants & Leisure 0.3%
Jubilant Foodworks Ltd. 60,830 494,804
Zomato Ltd. * 456,440 1,491,649
1,986,453
Household Durables 0.4%
Crompton Greaves Consumer
Electricals Ltd. 91,681 456,996
Dixon Technologies India Ltd. Reg.
S 11,928 1,971,278
2,428,274
Independent Power and Renewable Electricity Producers 0.4%
Jaiprakash Power Ventures Ltd. * 3,946,582 858,824
PTC India Ltd. 610,616 1,527,938
2,386,762
Insurance 0.1%
ICICI Lombard General Insurance
Co. Ltd. Reg. S (b) 12,147 315,572
Common Stocks
Shares Value ($)
INDIA
IT Services 1.6%
HCL Technologies Ltd. 113,168 2,433,665
Infosys Ltd., ADR (a) 76,221 1,697,442
Tata Consultancy Services Ltd. 76,626 3,910,192
Wipro Ltd. 237,762 1,535,499
9,576,798
Machinery 0.1%
Force Motors Ltd. 4,135 369,063
Metals & Mining 0.5%
Hindalco Industries Ltd. 276,864 2,506,361
Hindustan Zinc Ltd. 46,027 287,002
2,793,363
Oil, Gas & Consumable Fuels 1.6%
Bharat Petroleum Corp. Ltd. 398,455 1,763,578
Great Eastern Shipping Co. Ltd.
(The) 29,283 420,799
Indian Oil Corp. Ltd. 252,072 543,304
Oil & Natural Gas Corp. Ltd. 335,331 1,195,533
Petronet LNG Ltd. 1,389,815 5,662,921
Reliance Industries Ltd. 13,929 491,651
10,077,786
Paper & Forest Products 0.0%
†
Greenply Industries Ltd. 35,746 162,665
Passenger Airlines 0.2%
InterGlobe Aviation Ltd. Reg. S
*(b) 24,037 1,375,753
Pharmaceuticals 3.5%
Ajanta Pharma Ltd. 48,748 1,862,204
Alkem Laboratories Ltd. 27,473 1,983,535
Cipla Ltd. 115,454 2,278,377
Dr Reddy's Laboratories Ltd., ADR
(a) 25,107 1,994,751
Eris Lifesciences Ltd. Reg. S *(b) 18,935 302,030
Glenmark Pharmaceuticals Ltd. 26,089 521,997
JB Chemicals & Pharmaceuticals
Ltd. 34,049 763,737
Lupin Ltd. 174,570 4,562,686
Torrent Pharmaceuticals Ltd. 116,743 4,730,128
Zydus Lifesciences Ltd. 188,687 2,405,446
21,404,891
Real Estate Management & Development 0.7%
Godrej Properties Ltd. * 70,990 2,676,346
Oberoi Realty Ltd. 75,754 1,709,889
4,386,235
Specialty Retail 0.0%
†
PC Jeweller Ltd. * 13,460 28,524
Tobacco 0.1%
ITC Ltd. 134,499 833,511
Trading Companies & Distributors 0.1%
IndiaMart InterMesh Ltd. Reg. S
(b) 9,450 333,589
Transportation Infrastructure 0.2%
Gujarat Pipavav Port Ltd. 392,106 1,031,922
Wireless Telecommunication Services 1.2%
Bharti Airtel Ltd. 305,392 6,243,663
Vodafone Idea Ltd. * 4,929,033 611,485
6,855,148
117,270,154

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDONESIA 2.1%
Banks 2.1%
Bank Central Asia Tbk. PT 4,512,000 3,076,290
Bank CIMB Niaga Tbk. PT 3,918,000 486,502
Bank Mandiri Persero Tbk. PT 14,063,500 6,430,657
Bank Rakyat Indonesia Persero
Tbk. PT 5,219,500 1,706,161
11,699,610
Gas Utilities 0.0%
†
Perusahaan Gas Negara Tbk. PT 2,977,600 282,431
Household Products 0.0%
†
Unilever Indonesia Tbk. PT 1,637,100 239,042
Metals & Mining 0.0%
†
Aneka Tambang Tbk. 1,495,900 145,732
Real Estate Management & Development 0.0%
†
Ciputra Development Tbk. PT 898,400 79,014
12,445,829
LUXEMBOURG 0.0%
†
Capital Markets 0.0%
†
Reinet Investments SCA 5,546 153,778
MEXICO 2.1%
Banks 0.3%
Grupo Financiero Banorte SAB de
CV, Class O (a) 13,033 92,336
Grupo Financiero Inbursa SAB de
CV, Class O * 653,700 1,480,702
1,573,038
Beverages 0.9%
Arca Continental SAB de CV 95,902 896,676
Coca-Cola Femsa SAB de CV,
ADR 48,464 4,299,726
5,196,402
Diversified REITs 0.0%
†
Fibra Uno Administracion SA de
CV 163,400 190,205
Food Products 0.2%
Gruma SAB de CV, Class B 49,218 913,945
Household Products 0.4%
Kimberly-Clark de Mexico SAB de
CV, Class A (a) 1,429,886 2,312,218
Metals & Mining 0.2%
Southern Copper Corp. 9,200 1,064,164
Oil, Gas & Consumable Fuels 0.0%
†
Vista Energy SAB de CV, ADR * 5,600 247,408
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Sureste
SAB de CV, ADR 899 254,201
Promotora y Operadora de
Infraestructura SAB de CV 45,067 424,166
678,367
12,175,747
PERU 0.1%
Banks 0.1%
Credicorp Ltd. 2,300 416,231
PHILIPPINES 0.7%
Banks 0.2%
Metropolitan Bank & Trust Co. 980,600 1,377,076
Common Stocks
Shares Value ($)
PHILIPPINES
Independent Power and Renewable Electricity Producers 0.2%
Aboitiz Power Corp. 1,634,500 1,112,493
Transportation Infrastructure 0.3%
International Container Terminal
Services, Inc. 231,500 1,669,859
4,159,428
POLAND 0.4%
Banks 0.1%
Bank Polska Kasa Opieki SA 14,917 569,960
Powszechna Kasa Oszczednosci
Bank Polski SA 15,117 220,290
790,250
Insurance 0.2%
Powszechny Zaklad Ubezpieczen
SA 106,073 1,160,090
Metals & Mining 0.1%
KGHM Polska Miedz SA 14,680 607,742
2,558,082
QATAR 0.4%
Banks 0.1%
Commercial Bank PSQC (The) 147,797 178,602
Qatar Islamic Bank QPSC 176,150 1,032,866
1,211,468
Diversified Telecommunication Services 0.1%
Ooredoo QPSC 104,906 337,477
Multi-Utilities 0.1%
Qatar Electricity & Water Co. QSC 77,143 334,598
Oil, Gas & Consumable Fuels 0.1%
Qatar Gas Transport Co. Ltd. 261,447 312,366
2,195,909
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0.0%
†
PhosAgro PJSC, GDR Reg. S *^∞ 7,548 0
0
SAUDI ARABIA 3.8%
Banks 2.8%
Al Rajhi Bank 137,413 3,196,838
Alinma Bank 500,928 3,807,732
Arab National Bank 423,303 2,156,561
Banque Saudi Fransi 158,814 1,367,723
Riyad Bank 416,331 2,769,628
Saudi Awwal Bank 267,638 2,474,072
Saudi Investment Bank (The) 60,395 210,005
Saudi National Bank (The) 130,365 1,193,664
17,176,223
Chemicals 0.1%
SABIC Agri-Nutrients Co. 12,956 410,062
Diversified Telecommunication Services 0.4%
Saudi Telecom Co. 183,866 2,142,936
Food Products 0.1%
Almarai Co. JSC 20,658 304,269

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SAUDI ARABIA
Food Products
Saudia Dairy & Foodstuff Co. 632 63,546
367,815
Health Care Providers & Services 0.1%
Al Hammadi Holding 10,111 115,136
Mouwasat Medical Services Co. 6,642 177,182
National Medical Care Co. 2,151 118,517
Saudi Chemical Co. Holding 143,735 438,352
849,187
Insurance 0.2%
Bupa Arabia for Cooperative
Insurance Co. 19,452 1,076,794
Co. for Cooperative Insurance
(The) 2,799 110,319
1,187,113
Metals & Mining 0.1%
Saudi Arabian Mining Co. * 34,064 444,100
22,577,436
SOUTH AFRICA 2.7%
Banks 0.2%
Capitec Bank Holdings Ltd. 8,220 1,450,174
Broadline Retail 0.1%
Naspers Ltd., Class N 3,516 853,889
Capital Markets 0.3%
Investec Ltd. 257,514 1,955,286
Diversified REITs 0.0%
†
Growthpoint Properties Ltd. 313,310 254,486
Financial Services 1.2%
FirstRand Ltd. 1,325,342 6,387,822
Industrial Conglomerates 0.1%
Reunert Ltd. 70,141 329,191
Insurance 0.1%
Old Mutual Ltd. 962,411 763,638
Metals & Mining 0.4%
Gold Fields Ltd., ADR 153,601 2,357,775
Retail REITs 0.2%
Hyprop Investments Ltd. 227,395 605,522
Resilient REIT Ltd. 40,076 136,267
Vukile Property Fund Ltd. 173,048 182,823
924,612
Specialty Retail 0.1%
Mr Price Group Ltd. 11,598 181,807
Truworths International Ltd. 44,606 281,483
463,290
15,740,163
SOUTH KOREA 11.4%
Aerospace & Defense 0.2%
Korea Aerospace Industries Ltd. 24,248 971,985
Air Freight & Logistics 0.1%
Hyundai Glovis Co. Ltd. 7,099 666,784
Automobiles 0.4%
Kia Corp. 29,652 2,273,244
Banks 1.7%
Hana Financial Group, Inc. 94,693 4,270,417
KB Financial Group, Inc. 53,433 3,318,542
Shinhan Financial Group Co. Ltd. 58,680 2,498,861
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks
Woori Financial Group, Inc. 23,733 280,330
10,368,150
Construction & Engineering 0.1%
HDC Hyundai Development Co-
Engineering & Construction,
Class E 18,309 310,982
Diversified Telecommunication Services 0.1%
KT Corp. 27,135 835,341
Electrical Equipment 0.6%
HD Hyundai Electric Co. Ltd. 13,061 3,328,838
Entertainment 0.0%
†
NCSoft Corp. 1,438 210,480
Financial Services 0.1%
Meritz Financial Group, Inc. 5,414 403,146
Industrial Conglomerates 0.1%
Samsung C&T Corp. 3,587 379,157
SK Square Co. Ltd. * 4,057 252,559
631,716
Insurance 1.3%
DB Insurance Co. Ltd. 31,313 2,696,038
Hyundai Marine & Fire Insurance
Co. Ltd. 35,351 893,770
Korean Reinsurance Co. 11,794 74,077
Samsung Fire & Marine Insurance
Co. Ltd. 9,964 2,633,940
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 2,328 489,559
Samsung Life Insurance Co. Ltd. 14,503 1,037,207
7,824,591
Interactive Media & Services 0.2%
NAVER Corp. 8,463 1,101,911
Machinery 0.8%
HD Hyundai Heavy Industries Co.
Ltd. * 1,651 234,209
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 28,148 4,059,480
HD-Hyundai Marine Engine * 29,988 439,525
4,733,214
Pharmaceuticals 0.1%
JW Pharmaceutical Corp. 16,934 357,971
Semiconductors & Semiconductor Equipment 0.5%
SK Hynix, Inc. 22,732 3,062,194
Technology Hardware, Storage & Peripherals 4.2%
Samsung Electronics Co. Ltd. 485,189 22,995,703
Samsung Electronics Co. Ltd.
(Preference) 55,148 2,155,274
25,150,977
Tobacco 0.9%
KT&G Corp. 62,707 5,232,415
67,463,939
TAIWAN 18.7%
Aerospace & Defense 0.0%
†
Evergreen Aviation Technologies
Corp. 86,000 266,135
Banks 1.0%
CTBC Financial Holding Co. Ltd. 2,194,000 2,389,277

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Banks
SinoPac Financial Holdings Co.
Ltd. 1,652,050 1,269,882
Taishin Financial Holding Co. Ltd. 3,492,000 2,032,930
5,692,089
Construction & Engineering 0.2%
Run Long Construction Co. Ltd. 305,800 514,061
Yankey Engineering Co. Ltd. 57,000 557,340
1,071,401
Consumer Staples Distribution & Retail 0.3%
President Chain Store Corp. 167,000 1,558,763
Diversified Telecommunication Services 0.4%
Chunghwa Telecom Co. Ltd. 563,000 2,230,923
Electrical Equipment 0.1%
Zippy Technology Corp. 169,000 406,488
Electronic Equipment, Instruments & Components 1.7%
Chroma ATE, Inc. 45,000 534,476
Delta Electronics, Inc. 104,000 1,256,155
General Interface Solution Holding
Ltd. * 80,000 148,112
Genius Electronic Optical Co. Ltd. 66,000 1,018,683
Hon Hai Precision Industry Co.
Ltd. 929,000 5,552,472
Sinbon Electronics Co. Ltd. 71,000 676,066
Syncmold Enterprise Corp. 164,000 541,611
Tripod Technology Corp. 167,000 1,042,094
10,769,669
Entertainment 0.4%
Gamania Digital Entertainment Co.
Ltd. 393,000 970,572
International Games System Co.
Ltd. 42,000 1,311,612
2,282,184
Financial Services 0.1%
Yuanta Financial Holding Co. Ltd. 551,000 553,832
Food Products 0.3%
Uni-President Enterprises Corp. 570,000 1,569,506
Household Durables 0.1%
Nien Made Enterprise Co. Ltd. 55,000 884,753
Insurance 0.7%
Cathay Financial Holding Co. Ltd. 550,000 1,158,655
Fubon Financial Holding Co. Ltd. 974,400 2,790,156
3,948,811
Leisure Products 0.2%
Giant Manufacturing Co. Ltd. 144,000 1,021,393
Marine Transportation 0.1%
Evergreen Marine Corp. Taiwan
Ltd. 79,000 502,851
Passenger Airlines 0.2%
Eva Airways Corp. 1,062,000 1,260,644
Real Estate Management & Development 0.8%
Advancetek Enterprise Co. Ltd. 133,000 285,021
Da-Li Development Co. Ltd. 415,800 650,560
Huang Hsiang Construction Corp. 70,000 131,774
Ruentex Development Co. Ltd. 2,256,000 3,497,979
4,565,334
Semiconductors & Semiconductor Equipment 11.8%
AMPOC Far-East Co. Ltd. 58,000 160,729
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Chang Wah Technology Co. Ltd. 152,000 188,581
Foxsemicon Integrated
Technology, Inc. 25,000 283,487
Genesys Logic, Inc. 145,000 681,165
Global Mixed Mode Technology,
Inc. 65,000 462,024
Integrated Service Technology, Inc. 85,000 444,412
ITE Technology, Inc. 331,000 1,479,916
Keystone Microtech Corp. 40,000 441,122
MediaTek, Inc. 176,000 6,572,471
Pixart Imaging, Inc. 102,000 868,963
Realtek Semiconductor Corp. 46,000 686,344
Sigurd Microelectronics Corp. 100,000 240,285
Sunplus Technology Co. Ltd. * 381,000 383,148
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,852,000 56,540,967
Topco Scientific Co. Ltd. 65,000 581,699
Ultra Chip, Inc. 125,000 374,174
70,389,487
Technology Hardware, Storage & Peripherals 0.2%
Advantech Co. Ltd. 78,087 796,621
Asustek Computer, Inc. 22,000 385,170
Compal Electronics, Inc. 203,000 214,520
1,396,311
Wireless Telecommunication Services 0.1%
Far EasTone Telecommunications
Co. Ltd. 232,000 666,102
111,036,676
THAILAND 2.1%
Banks 0.5%
Krung Thai Bank PCL 4,300,000 2,752,856
Thanachart Capital PCL 203,700 319,962
TMBThanachart Bank PCL 6,408,200 392,285
3,465,103
Consumer Staples Distribution & Retail 0.3%
CP ALL PCL 887,300 1,805,872
Electronic Equipment, Instruments & Components 0.2%
KCE Electronics PCL 959,300 1,161,054
Food Products 0.1%
Charoen Pokphand Foods PCL 457,900 341,481
Sappe PCL 75,200 164,184
505,665
Health Care Providers & Services 0.5%
Bumrungrad Hospital PCL 356,700 2,981,969
Oil, Gas & Consumable Fuels 0.0%
†
PTT PCL 115,300 121,821
Pharmaceuticals 0.1%
Mega Lifesciences PCL 250,400 305,296
Real Estate Management & Development 0.1%
Supalai PCL 816,300 522,651
Specialty Retail 0.3%
Com7 PCL, Class F 2,003,500 1,488,273
12,357,704
TURKEY 1.1%
Banks 0.2%
Turkiye Is Bankasi A/S, Class C 1,010,350 416,096

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TURKEY
Banks
Yapi ve Kredi Bankasi A/S 1,143,943 1,035,621
1,451,717
Construction & Engineering 0.3%
Enka Insaat ve Sanayi A/S 1,166,275 1,549,353
Consumer Staples Distribution & Retail 0.1%
BIM Birlesik Magazalar A/S 60,863 884,044
Diversified Telecommunication Services 0.1%
Turk Telekomunikasyon A/S * 278,702 406,173
Gas Utilities 0.1%
Aygaz A/S 45,085 199,163
Enerya Enerji A/S 43,986 271,471
470,634
Industrial Conglomerates 0.3%
KOC Holding A/S 333,098 1,835,430
6,597,351
UNITED ARAB EMIRATES 1.7%
Banks 1.4%
Abu Dhabi Commercial Bank
PJSC 1,020,362 2,342,460
Dubai Islamic Bank PJSC 1,013,134 1,739,687
Emirates NBD Bank PJSC 821,858 4,541,765
8,623,912
Multi-Utilities 0.1%
Dubai Electricity & Water Authority
PJSC 535,478 371,729
Real Estate Management & Development 0.2%
Aldar Properties PJSC 192,996 395,003
Emaar Development PJSC 294,877 701,937
1,096,940
10,092,581
UNITED KINGDOM 0.4%
Metals & Mining 0.4%
Anglogold Ashanti plc 96,464 2,557,640
Total Common Stocks
(cost $499,609,334) 601,889,885
Repurchase Agreements 0.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024, repurchase
price $40,006, collateralized
by U.S. Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070; total
market value $40,800.(c) 40,000 40,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$2,250,911, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,295,614.(c) 2,250,602 2,250,602
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
4.88%, dated 9/30/2024, due
10/1/2024, repurchase price
$1,000,136, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
10/25/2024 - 3/20/2071; total
market value $1,020,138.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,290,602) 3,290,602
Total Investments
(cost $502,899,936) — 102.0% 605,180,487
Liabilities in excess of other assets — (2.0)% (11,741,075)
NET ASSETS — 100.0%
$ 593,439,412
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $3,990,762, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,290,602 and by $833,422
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 10/15/2024 – 5/15/2054, a total
value of $4,124,024.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $15,913,049 which represents 2.68% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$3,290,602.

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 1,119,461 $ 3,936,244 $ – $ 5,055,705
Air Freight & Logistics – 666,784 – 666,784
Automobiles – 7,770,254 – 7,770,254
Banks 19,209,768 84,374,397 – 103,584,165
Beverages 5,196,403 227,945 – 5,424,348
Biotechnology – 1,163,764 – 1,163,764
Broadline Retail 7,236,601 22,768,660 – 30,005,261
Building Products – 471,175 – 471,175
Capital Markets – 5,191,017 – 5,191,017
Chemicals – 4,445,446 – 4,445,446
Communications Equipment – 4,734,484 – 4,734,484
Construction & Engineering – 7,367,733 – 7,367,733
Construction Materials – 1,099,173 – 1,099,173
Consumer Finance 274,252 1,096,208 – 1,370,460
Consumer Staples Distribution & Retail – 4,248,678 – 4,248,678
Diversified REITs 190,205 254,485 – 444,690
Diversified Telecommunication Services 550,472 5,952,850 – 6,503,322
Electric Utilities 5,544,054 5,554,974 – 11,099,028
Electrical Equipment 1,841,055 11,400,925 – 13,241,980
Electronic Equipment, Instruments &
Components – 14,134,348 – 14,134,348
Entertainment – 11,182,599 – 11,182,599
Financial Services – 14,649,477 – 14,649,477
Food Products 913,945 7,097,728 – 8,011,673
Gas Utilities – 4,452,307 – 4,452,307
Health Care Providers & Services 2,981,969 4,442,520 – 7,424,489
Hotels, Restaurants & Leisure – 17,564,112 – 17,564,112
Household Durables 797,039 5,161,171 – 5,958,210
Household Products 2,312,218 239,042 – 2,551,260
Independent Power and Renewable
Electricity Producers 108,388 10,578,803 – 10,687,191
Industrial Conglomerates – 2,796,339 – 2,796,339
Insurance 1,149,513 32,354,202 – 33,503,715
Interactive Media & Services 145,824 31,864,402 – 32,010,226
IT Services 1,697,442 7,879,356 – 9,576,798
Leisure Products – 1,021,393 – 1,021,393
Life Sciences Tools & Services – 540,288 – 540,288
Machinery – 5,324,561 – 5,324,561
Marine Transportation 1,046,570 677,865 – 1,724,435
Metals & Mining 3,421,939 15,480,949 – 18,902,888
Multi-Utilities – 706,327 – 706,327
Oil, Gas & Consumable Fuels 482,958 10,511,972 – 10,994,930
Paper & Forest Products – 162,665 – 162,665
Passenger Airlines – 2,636,398 – 2,636,398
Pharmaceuticals 1,994,751 28,259,966 – 30,254,717
Real Estate Management & Development 1,723,519 13,163,705 – 14,887,224
Retail REITs – 924,612 – 924,612
Semiconductors & Semiconductor
Equipment – 73,451,681 – 73,451,681
Specialty Retail 2,787,388 1,980,087 – 4,767,475
Technology Hardware, Storage &
Peripherals – 26,547,288 – 26,547,288
Textiles, Apparel & Luxury Goods – 904,406 – 904,406
Tobacco – 6,065,926 – 6,065,926
Trading Companies & Distributors – 333,589 – 333,589
Transportation Infrastructure 965,291 2,701,782 – 3,667,073
Water Utilities 2,160,548 – – 2,160,548
Wireless Telecommunication Services – 7,521,250 – 7,521,250
Total Common Stocks $ 65,851,573 $ 536,038,312 $ – $ 601,889,885

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2024, the Fund had no open futures contracts.
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 3,290,602 $ – $ 3,290,602
Total $ 65,851,573 $ 539,328,914 $ – $ 605,180,487
As of September 30, 2024, the Fund held three common stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 99.4%
Shares Value ($)
AUSTRALIA 7.9%
Banks 3.3%
ANZ Group Holdings Ltd. 229,912 4,857,871
Commonwealth Bank of Australia 129,837 12,187,368
National Australia Bank Ltd. 648,540 16,795,199
Westpac Banking Corp. 120,848 2,657,860
36,498,298
Commercial Services & Supplies 0.1%
Brambles Ltd. 110,534 1,456,960
Diversified REITs 0.1%
GPT Group (The) 239,382 823,244
Diversified Telecommunication Services 0.7%
Telstra Group Ltd. 2,594,585 6,970,998
Financial Services 0.0%
†
AMP Ltd. 217,760 200,087
Health Care Technology 0.2%
Pro Medicus Ltd. 16,304 2,015,775
Insurance 0.3%
Insurance Australia Group Ltd. 256,332 1,307,079
Suncorp Group Ltd. 174,363 2,187,720
3,494,799
Metals & Mining 1.8%
BHP Group Ltd. 215,674 6,705,941
Deterra Royalties Ltd. 58,568 164,120
Fortescue Ltd. 242,532 3,420,257
Glencore plc 448,332 2,567,384
Northern Star Resources Ltd. 476,856 5,217,979
Ramelius Resources Ltd. 139,134 208,800
Resolute Mining Ltd. * 1,188,694 600,823
Westgold Resources Ltd. 66,766 122,327
19,007,631
Office REITs 0.0%
†
Dexus 41,677 218,229
Passenger Airlines 0.1%
Qantas Airways Ltd. * 107,822 553,856
Professional Services 0.6%
Computershare Ltd. 353,942 6,178,635
Retail REITs 0.2%
Charter Hall Retail REIT 265,081 663,443
Scentre Group 581,103 1,471,169
2,134,612
Specialty Retail 0.5%
JB Hi-Fi Ltd. 59,820 3,315,779
Premier Investments Ltd. 74,501 1,593,067
4,908,846
84,461,970
AUSTRIA 0.2%
Banks 0.2%
BAWAG Group AG Reg. S (a) 31,835 2,467,100
BELGIUM 0.1%
Banks 0.0%
†
KBC Ancora 4,206 227,234
Consumer Staples Distribution & Retail 0.1%
Colruyt Group N.V 8,941 416,220
643,454
Common Stocks
Shares Value ($)
BERMUDA 0.0%
†
Insurance 0.0%
†
Conduit Holdings Ltd. 22,596 157,338
CHINA 1.1%
Broadline Retail 0.8%
Prosus NV 186,392 8,061,290
Industrial Conglomerates 0.0%
†
Fosun International Ltd. 285,500 182,878
Machinery 0.3%
Yangzijiang Shipbuilding Holdings
Ltd. 1,756,000 3,345,798
11,589,966
DENMARK 3.7%
Banks 0.0%
†
Sydbank A/S 9,969 491,592
Biotechnology 0.4%
Genmab A/S * 14,551 3,541,710
Electrical Equipment 0.2%
Vestas Wind Systems A/S * 101,638 2,244,173
Pharmaceuticals 2.9%
Novo Nordisk A/S, Class B 254,615 30,317,840
Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S 14,588 2,403,617
38,998,932
FINLAND 0.0%
†
Machinery 0.0%
†
Cargotec OYJ, Class B 6,464 377,834
FRANCE 10.1%
Aerospace & Defense 1.9%
Dassault Aviation SA 17,373 3,578,822
Safran SA 64,107 15,126,098
Thales SA 14,598 2,318,801
21,023,721
Automobile Components 0.2%
Valeo SE 205,499 2,482,400
Building Products 0.2%
Cie de Saint-Gobain SA 23,448 2,137,283
Chemicals 1.7%
Air Liquide SA 92,605 17,885,298
Construction & Engineering 0.6%
Bouygues SA 54,431 1,823,173
Eiffage SA 48,220 4,657,119
6,480,292
Electrical Equipment 1.2%
Legrand SA 110,457 12,737,523
Food Products 1.0%
Danone SA 139,641 10,168,189
Health Care Equipment & Supplies 1.0%
EssilorLuxottica SA 43,081 10,208,485
Hotels, Restaurants & Leisure 0.0%
†
La Francaise des Jeux SAEM
Reg. S (a) 9,550 393,051
Insurance 0.3%
Coface SA 11,091 181,606

NVIT GS International Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
FRANCE
Insurance
SCOR SE 149,484 3,342,719
3,524,325
IT Services 0.6%
Capgemini SE 27,272 5,907,590
Media 0.2%
JCDecaux SE * 32,979 738,471
Publicis Groupe SA 14,500 1,586,761
2,325,232
Multi-Utilities 0.7%
Veolia Environnement SA 220,129 7,242,472
Office REITs 0.0%
†
Gecina SA 3,509 404,256
Retail REITs 0.1%
Klepierre SA 38,287 1,255,451
Software 0.0%
†
Dassault Systemes SE 8,917 353,868
Textiles, Apparel & Luxury Goods 0.3%
Hermes International SCA 757 1,862,612
LVMH Moet Hennessy Louis
Vuitton SE 1,708 1,311,769
3,174,381
Trading Companies & Distributors 0.1%
Rexel SA 25,158 728,805
108,432,622
GEORGIA 0.1%
Banks 0.1%
Bank of Georgia Group plc 9,558 469,806
TBC Bank Group plc 6,250 221,448
691,254
GERMANY 11.7%
Aerospace & Defense 0.6%
MTU Aero Engines AG 22,017 6,862,323
Automobile Components 0.4%
Continental AG 64,801 4,192,228
Capital Markets 0.3%
Deutsche Bank AG (Registered) 164,411 2,834,075
Chemicals 1.0%
BASF SE 166,121 8,791,443
Symrise AG, Class A 12,341 1,706,211
10,497,654
Electrical Equipment 0.5%
Siemens Energy AG * 136,632 5,032,607
Health Care Providers & Services 0.7%
Fresenius Medical Care AG 51,735 2,200,157
Fresenius SE & Co. KGaA * 151,187 5,757,321
7,957,478
Household Products 1.2%
Henkel AG & Co. KGaA 50,854 4,325,359
Henkel AG & Co. KGaA
(Preference) 88,906 8,353,834
12,679,193
Industrial Conglomerates 1.0%
Siemens AG (Registered) 52,704 10,643,608
Insurance 3.0%
Allianz SE (Registered) 35,159 11,536,665
Hannover Rueck SE 28,382 8,090,024
Common Stocks
Shares Value ($)
GERMANY
Insurance
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 23,074 12,695,906
Talanx AG 6,775 570,346
32,892,941
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S (a) 1,559 134,095
Machinery 0.3%
GEA Group AG 5,447 266,375
Knorr-Bremse AG 33,136 2,945,837
3,212,212
Real Estate Management & Development 0.1%
Vonovia SE 26,913 980,843
Software 2.4%
Nemetschek SE 13,950 1,444,194
SAP SE 105,663 24,002,546
TeamViewer SE Reg. S *(a) 55,533 706,285
26,153,025
Specialty Retail 0.2%
Zalando SE Reg. S *(a) 49,797 1,643,067
125,715,349
HONG KONG 1.5%
Electric Utilities 0.1%
Power Assets Holdings Ltd. 168,500 1,079,362
Food Products 0.1%
WH Group Ltd. Reg. S (a) 1,013,000 801,309
Industrial Conglomerates 0.3%
Swire Pacific Ltd., Class A 284,500 2,438,352
Swire Pacific Ltd., Class B 310,000 417,004
2,855,356
Insurance 0.5%
AIA Group Ltd. 655,200 5,793,803
Prudential plc 41,799 389,925
6,183,728
Real Estate Management & Development 0.4%
Sun Hung Kai Properties Ltd. 410,000 4,452,459
Textiles, Apparel & Luxury Goods 0.1%
Stella International Holdings Ltd. 82,000 154,833
Yue Yuen Industrial Holdings Ltd. 215,000 408,711
563,544
15,935,758
INDONESIA 0.0%
†
Food Products 0.0%
†
First Pacific Co. Ltd. 434,000 238,994
IRELAND 0.1%
Food Products 0.1%
Greencore Group plc * 371,419 915,492
ISRAEL 0.1%
Capital Markets 0.1%
Plus500 Ltd. 46,731 1,565,142
ITALY 2.4%
Banks 1.0%
Banca Monte dei Paschi di Siena
SpA 92,495 535,165
Banca Popolare di Sondrio SpA 103,247 791,328
Banco BPM SpA 1,057,923 7,147,556
BPER Banca SpA 239,173 1,347,812

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Banks
Credito Emiliano SpA 51,808 586,429
UniCredit SpA 35,061 1,540,745
11,949,035
Capital Markets 0.4%
Azimut Holding SpA 122,580 3,166,429
Banca Generali SpA 13,681 613,532
3,779,961
Diversified Telecommunication Services 0.1%
RAI Way SpA Reg. S (a) 30,873 183,279
Telecom Italia SpA *(b) 1,408,239 391,609
574,888
Electrical Equipment 0.1%
Prysmian SpA (b) 8,672 630,480
Financial Services 0.7%
Banca Mediolanum SpA 554,155 6,996,152
Insurance 0.0%
†
Unipol Gruppo SpA 34,859 414,795
Multi-Utilities 0.1%
A2A SpA 334,096 772,084
25,117,395
JAPAN 23.5%
Automobile Components 0.7%
Sumitomo Electric Industries Ltd. 410,500 6,587,596
Sumitomo Rubber Industries Ltd. 71,500 783,418
Toyo Tire Corp. 20,900 305,272
7,676,286
Automobiles 0.3%
Honda Motor Co. Ltd. 137,000 1,445,918
Toyota Motor Corp. 89,500 1,603,035
3,048,953
Banks 1.9%
Hachijuni Bank Ltd. (The) 27,400 160,910
Hyakujushi Bank Ltd. (The) 10,800 186,713
Japan Post Bank Co. Ltd. 473,300 4,422,490
Mitsubishi UFJ Financial Group,
Inc. 328,900 3,348,239
Mizuho Financial Group, Inc. 253,500 5,210,698
Ogaki Kyoritsu Bank Ltd. (The) 10,100 128,540
Sumitomo Mitsui Trust Holdings,
Inc. 251,900 5,980,758
19,438,348
Beverages 0.2%
Kirin Holdings Co. Ltd. 125,400 1,910,824
Broadline Retail 0.5%
J Front Retailing Co. Ltd. 151,500 1,640,112
Rakuten Group, Inc. * 256,400 1,660,169
Takashimaya Co. Ltd. (b) 227,800 1,819,914
5,120,195
Capital Markets 1.3%
Daiwa Securities Group, Inc. 526,700 3,748,053
Marusan Securities Co. Ltd. (b) 100,900 648,783
Nomura Holdings, Inc. 1,073,700 5,622,746
Okasan Securities Group, Inc. (b) 162,600 704,590
SBI Holdings, Inc. (b) 105,400 2,428,845
Tokai Tokyo Financial Holdings,
Inc. 266,200 898,341
14,051,358
Chemicals 1.0%
Air Water, Inc. 9,500 133,380
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Asahi Kasei Corp. 91,500 691,112
DIC Corp. 123,700 2,800,990
Kaneka Corp. 5,400 147,165
Lintec Corp. 37,000 854,478
Mitsubishi Gas Chemical Co., Inc.
(b) 66,700 1,291,385
Nippon Kayaku Co. Ltd. (b) 30,200 262,987
Nippon Shokubai Co. Ltd. 18,000 217,675
Nitto Denko Corp. 242,500 4,052,862
Sakai Chemical Industry Co. Ltd. 15,200 272,047
Sanyo Chemical Industries Ltd. 6,700 193,725
Sumitomo Seika Chemicals Co.
Ltd. (b) 4,200 150,605
11,068,411
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. 14,000 249,332
TOPPAN Holdings, Inc. 103,300 3,062,169
3,311,501
Construction & Engineering 0.1%
JGC Holdings Corp. 33,700 295,030
Obayashi Corp. (b) 102,700 1,301,821
1,596,851
Consumer Staples Distribution & Retail 0.1%
H2O Retailing Corp. (b) 32,200 463,408
Life Corp. 5,400 136,690
Mitsubishi Shokuhin Co. Ltd. 16,300 599,048
Valor Holdings Co. Ltd. (b) 15,700 240,940
1,440,086
Containers & Packaging 0.1%
Toyo Seikan Group Holdings Ltd. 41,500 652,048
Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone
Corp. 4,713,900 4,824,355
Electric Utilities 0.1%
Chubu Electric Power Co., Inc. 34,100 399,699
Shikoku Electric Power Co., Inc. 78,900 700,512
1,100,211
Electrical Equipment 0.7%
Mitsubishi Electric Corp. 455,900 7,347,199
Electronic Equipment, Instruments & Components 0.5%
I-PEX, Inc. 15,800 173,692
Japan Aviation Electronics Industry
Ltd. 36,900 655,553
Omron Corp. 14,300 654,404
Restar Corp. 7,400 139,968
TDK Corp. 55,000 701,951
Yokogawa Electric Corp. 105,900 2,703,466
5,029,034
Energy Equipment & Services 0.2%
Modec, Inc. 93,300 2,214,998
Entertainment 0.0%
†
Nexon Co. Ltd. 22,500 447,054
Financial Services 1.1%
Mitsubishi HC Capital, Inc. (b) 413,400 2,919,186
ORIX Corp. 303,000 7,034,659
Tokyo Century Corp. 149,400 1,675,782
11,629,627
Food Products 0.6%
Kewpie Corp. 5,500 137,043

NVIT GS International Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
JAPAN
Food Products
Kikkoman Corp. 312,700 3,555,581
Morinaga & Co. Ltd. 37,800 755,017
Nichirei Corp. 12,500 388,681
Nissui Corp. 44,400 284,357
Yamazaki Baking Co. Ltd. 75,100 1,490,513
6,611,192
Ground Transportation 0.2%
Central Japan Railway Co. 65,000 1,504,143
Nishi-Nippon Railroad Co. Ltd. 29,000 462,170
1,966,313
Health Care Equipment & Supplies 0.0%
†
PHC Holdings Corp. (b) 29,700 218,508
Health Care Providers & Services 0.5%
Alfresa Holdings Corp. (b) 89,500 1,407,567
H.U. Group Holdings, Inc. (b) 40,000 741,017
Medipal Holdings Corp. (b) 8,800 152,576
Suzuken Co. Ltd. 29,800 1,041,885
Toho Holdings Co. Ltd. (b) 58,000 1,832,819
5,175,864
Hotels, Restaurants & Leisure 0.3%
Doutor Nichires Holdings Co. Ltd. 16,600 265,526
Food & Life Cos. Ltd. (b) 116,300 2,336,464
Heiwa Corp. 36,300 536,969
Round One Corp. 19,200 146,974
Skylark Holdings Co. Ltd. 19,000 305,570
3,591,503
Household Durables 0.9%
Foster Electric Co. Ltd. 60,300 765,183
Hoosiers Holdings Co. Ltd. 18,600 135,094
Rinnai Corp. 44,900 1,106,808
Sekisui Chemical Co. Ltd. 51,500 802,577
Sekisui House Ltd. 254,600 7,085,848
9,895,510
Industrial Conglomerates 0.6%
Hitachi Ltd. 236,900 6,258,590
Nisshinbo Holdings, Inc. 64,400 431,037
6,689,627
Insurance 1.7%
Dai-ichi Life Holdings, Inc. 141,900 3,655,364
Japan Post Holdings Co. Ltd. 283,400 2,704,570
MS&AD Insurance Group
Holdings, Inc. 256,200 5,977,228
T&D Holdings, Inc. 156,600 2,735,130
Tokio Marine Holdings, Inc. 75,700 2,777,032
17,849,324
IT Services 0.1%
NEC Networks & System
Integration Corp. 25,900 500,557
SCSK Corp. 26,400 545,349
1,045,906
Machinery 0.6%
Kawasaki Heavy Industries Ltd. (b) 62,400 2,536,574
Namura Shipbuilding Co. Ltd. (b) 27,900 273,163
NGK Insulators Ltd. (b) 203,800 2,664,746
Sumitomo Heavy Industries Ltd. 50,600 1,216,848
6,691,331
Marine Transportation 1.1%
Iino Kaiun Kaisha Ltd. (b) 54,000 473,640
Mitsui OSK Lines Ltd. (b) 176,200 6,069,581
Nippon Yusen KK (b) 153,800 5,610,875
12,154,096
Common Stocks
Shares Value ($)
JAPAN
Media 0.0%
†
SKY Perfect JSAT Holdings, Inc. 44,500 277,517
Metals & Mining 0.1%
Mitsubishi Materials Corp. (b) 24,700 444,609
Mitsui Mining & Smelting Co. Ltd. 5,100 174,082
Nippon Light Metal Holdings Co.
Ltd. 28,500 323,956
942,647
Pharmaceuticals 1.9%
Daiichi Sankyo Co. Ltd. 211,100 6,940,161
Eisai Co. Ltd. 16,400 610,227
Nippon Shinyaku Co. Ltd. 66,100 1,716,720
Otsuka Holdings Co. Ltd. 20,400 1,150,470
Santen Pharmaceutical Co. Ltd. 56,200 679,313
Sawai Group Holdings Co. Ltd. (b) 19,500 276,985
Shionogi & Co. Ltd. 451,500 6,466,722
Towa Pharmaceutical Co. Ltd. 18,000 377,916
Tsumura & Co. 26,900 848,108
19,066,622
Real Estate Management & Development 1.6%
Daiwa House Industry Co. Ltd. 175,800 5,526,010
Hulic Co. Ltd. 115,300 1,170,205
Ichigo, Inc. 59,500 152,094
Mitsubishi Estate Co. Ltd. 42,500 670,964
Nomura Real Estate Holdings, Inc.
(b) 272,000 7,283,124
Tokyu Fudosan Holdings Corp. 340,000 2,346,279
17,148,676
Semiconductors & Semiconductor Equipment 0.8%
Lasertec Corp. 1,900 314,759
Tokyo Electron Ltd. 46,100 8,186,051
Yamaichi Electronics Co. Ltd. (b) 13,800 243,242
8,744,052
Software 0.6%
Computer Engineering &
Consulting Ltd. 16,200 211,506
Trend Micro, Inc. 105,400 6,248,132
6,459,638
Specialty Retail 0.8%
Aoyama Trading Co. Ltd. (b) 63,200 594,787
Bic Camera, Inc. (b) 24,100 266,054
EDION Corp. (b) 53,800 689,182
Fast Retailing Co. Ltd. 9,900 3,279,928
Kohnan Shoji Co. Ltd. 6,900 183,214
Shimamura Co. Ltd. 11,500 627,404
USS Co. Ltd. (b) 20,800 196,772
Yamada Holdings Co. Ltd. 952,300 2,977,712
8,815,053
Technology Hardware, Storage & Peripherals 0.2%
Brother Industries Ltd. (b) 119,400 2,320,214
Konica Minolta, Inc. (b) 108,500 312,743
2,632,957
Trading Companies & Distributors 0.7%
Sojitz Corp. 296,100 6,971,564
Wireless Telecommunication Services 0.6%
KDDI Corp. (b) 58,500 1,872,516
SoftBank Corp. 2,008,000 2,622,006
SoftBank Group Corp. 41,000 2,420,463
6,914,985
251,770,224

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd. 467,600 745,479
NETHERLANDS 3.3%
Banks 0.3%
ABN AMRO Bank NV, CVA Reg.
S (a) 151,800 2,741,701
Capital Markets 0.1%
Van Lanschot Kempen NV, CVA 15,498 736,874
Consumer Staples Distribution & Retail 0.9%
Koninklijke Ahold Delhaize NV 265,351 9,168,397
Diversified Telecommunication Services 0.0%
†
Koninklijke KPN NV 112,937 461,264
Professional Services 0.5%
Wolters Kluwer NV 29,359 4,948,661
Retail REITs 0.0%
†
Wereldhave NV 9,027 149,591
Semiconductors & Semiconductor Equipment 1.5%
ASM International NV 4,737 3,121,672
ASML Holding NV (b) 16,522 13,773,560
16,895,232
35,101,720
NEW ZEALAND 0.0%
†
Air Freight & Logistics 0.0%
†
Mainfreight Ltd. 4,428 200,737
NIGERIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Airtel Africa plc Reg. S (a) 104,423 159,467
NORWAY 0.4%
Aerospace & Defense 0.3%
Kongsberg Gruppen ASA 31,005 3,037,789
Marine Transportation 0.1%
Stolt-Nielsen Ltd. 21,647 800,079
3,837,868
PORTUGAL 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Sonae SGPS SA 235,249 248,473
SINGAPORE 0.4%
Aerospace & Defense 0.3%
Singapore Technologies
Engineering Ltd. 871,200 3,149,325
Banks 0.1%
Oversea-Chinese Banking Corp.
Ltd. 69,000 812,497
3,961,822
SPAIN 2.0%
Banks 0.6%
Banco Bilbao Vizcaya Argentaria
SA 76,304 825,985
Banco Santander SA 843,638 4,311,292
Bankinter SA 84,721 748,212
Unicaja Banco SA Reg. S (a) 285,614 363,526
6,249,015
Food Products 0.0%
†
Ebro Foods SA (b) 15,512 275,165
Common Stocks
Shares Value ($)
SPAIN
Specialty Retail 1.4%
Industria de Diseno Textil SA (b) 246,326 14,579,263
21,103,443
SWEDEN 4.5%
Banks 0.4%
Swedbank AB, Class A 191,206 4,056,601
Commercial Services & Supplies 0.1%
Loomis AB, Class B 30,423 1,000,071
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson,
Class B (b) 316,159 2,389,596
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 164,519 1,775,543
Financial Services 0.9%
Investor AB, Class B 309,524 9,533,172
Health Care Providers & Services 0.1%
Ambea AB Reg. S (a) 104,338 925,498
Hotels, Restaurants & Leisure 0.8%
Evolution AB Reg. S (a) 88,680 8,715,957
Household Products 0.5%
Essity AB, Class B 157,609 4,918,764
Interactive Media & Services 0.0%
†
Hemnet Group AB 8,512 314,330
Machinery 0.8%
Alfa Laval AB 151,564 7,277,753
Indutrade AB 39,868 1,240,028
8,517,781
Metals & Mining 0.3%
SSAB AB, Class A 248,193 1,299,797
SSAB AB, Class B (b) 464,796 2,380,161
3,679,958
Specialty Retail 0.2%
H & M Hennes & Mauritz AB,
Class B (b) 104,130 1,772,663
47,599,934
SWITZERLAND 5.7%
Capital Markets 1.5%
UBS Group AG (Registered) 528,040 16,303,192
Chemicals 0.9%
Sika AG (Registered) 29,259 9,707,229
Health Care Equipment & Supplies 0.1%
Ypsomed Holding AG (Registered) 1,314 639,902
Life Sciences Tools & Services 0.5%
Lonza Group AG (Registered) 9,206 5,823,888
Pharmaceuticals 2.7%
Novartis AG (Registered) 243,618 28,044,276
60,518,487
UNITED KINGDOM 9.5%
Aerospace & Defense 0.6%
BAE Systems plc 218,117 3,610,626
Rolls-Royce Holdings plc * 435,675 3,076,871
6,687,497
Banks 1.3%
HSBC Holdings plc 305,238 2,737,850

NVIT GS International Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Lloyds Banking Group plc 721,408 566,469
NatWest Group plc 2,011,645 9,294,024
12,598,343
Broadline Retail 0.3%
Next plc 24,239 3,174,898
Capital Markets 0.2%
IG Group Holdings plc 36,218 445,950
Investec plc 215,230 1,638,467
2,084,417
Commercial Services & Supplies 0.0%
†
Mears Group plc 25,084 126,768
Mitie Group plc 164,236 260,113
386,881
Consumer Staples Distribution & Retail 0.6%
J Sainsbury plc 563,049 2,227,336
Marks & Spencer Group plc 812,286 4,054,038
6,281,374
Diversified REITs 0.1%
British Land Co. plc (The) 223,382 1,301,066
Diversified Telecommunication Services 0.4%
BT Group plc (b) 2,318,838 4,594,497
Electric Utilities 0.1%
SSE plc (b) 61,907 1,560,471
Energy Equipment & Services 0.0%
†
Subsea 7 SA 27,097 439,738
Financial Services 0.3%
M&G plc 907,370 2,517,642
OSB Group plc 37,344 194,601
Paragon Banking Group plc 20,690 215,497
2,927,740
Food Products 0.4%
Associated British Foods plc 122,924 3,836,187
Ground Transportation 0.0%
†
Zigup plc 45,522 234,396
Hotels, Restaurants & Leisure 0.1%
Greggs plc 14,586 609,619
Household Durables 1.1%
Barratt Developments plc 472,505 3,030,152
Bellway plc 30,151 1,256,057
Berkeley Group Holdings plc 8,515 538,042
Persimmon plc 122,056 2,680,125
Taylor Wimpey plc 1,469,348 3,233,773
Vistry Group plc * 76,321 1,336,161
12,074,310
Industrial Conglomerates 0.3%
DCC plc 16,336 1,113,466
Smiths Group plc 100,876 2,265,691
3,379,157
Insurance 0.3%
Beazley plc 199,628 2,034,721
Direct Line Insurance Group plc 178,430 447,804
Lancashire Holdings Ltd. 46,744 430,156
2,912,681
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg. S (a) 42,983 498,976
Multi-Utilities 0.4%
National Grid plc 334,194 4,607,059
Common Stocks
Shares Value ($)
UNITED KINGDOM
Passenger Airlines 0.1%
JET2 plc 51,513 966,307
Pharmaceuticals 0.7%
AstraZeneca plc, ADR 91,122 7,099,315
Professional Services 0.7%
RELX plc 156,337 7,386,255
Specialty Retail 0.0%
†
Currys plc * 213,521 255,537
Tobacco 1.4%
British American Tobacco plc 41,460 1,511,917
Imperial Brands plc 437,494 12,725,116
14,237,033
Water Utilities 0.1%
United Utilities Group plc 76,726 1,073,891
101,207,645
UNITED STATES 11.0%
Electrical Equipment 2.0%
Schneider Electric SE 81,388 21,532,190
Food Products 2.9%
Nestle SA (Registered) 304,940 30,732,776
Health Care Equipment & Supplies 0.2%
Alcon, Inc. 17,558 1,755,582
Insurance 0.1%
Swiss Re AG 7,981 1,102,419
Oil, Gas & Consumable Fuels 1.8%
BP plc, ADR (b) 418,497 13,136,621
Shell plc 179,435 5,934,074
19,070,695
Pharmaceuticals 3.9%
GSK plc, ADR 301,872 12,340,527
Roche Holding AG 88,651 28,378,485
Sanofi SA 20,941 2,412,701
43,131,713
Professional Services 0.1%
Experian plc 13,511 711,787
118,037,162
Total Common Stocks
(cost $930,046,558) 1,061,801,061
Repurchase Agreements 2.7%
Principal
Amount ($)
Bank of America NA, 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$5,000,678, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046; total
market value $5,100,000.(c) 5,000,000 5,000,000

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.90%, dated 9/26/2024, due
10/1/2024, repurchase price
$12,057,167, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074; total
market value $12,240,000.(c) 12,000,000 12,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$5,691,668, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $5,804,704.(c) 5,690,886 5,690,886
Santander US Capital Markets,
4.88%, dated 9/30/2024, due
10/1/2024, repurchase price
$6,000,813, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
10/25/2024 - 3/20/2071; total
market value $6,120,830.(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $28,690,886) 28,690,886
Total Investments
(cost $958,737,444) — 102.1% 1,090,491,947
Liabilities in excess of other assets — (2.1)% (22,780,984)
NET ASSETS — 100.0%
$ 1,067,710,963
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2024 was $19,733,311 which represents 1.85% of net assets.
(b) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $58,856,030, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $28,690,886 and by
$36,664,550 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 10/15/2024 –
2/15/2054, a total value of $65,355,436.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$28,690,886.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 10 10/2024 HKD 1,368,562 101,163
MSCI Singapore Index 1 10/2024 SGD 26,719 (34)
EURO STOXX 50 Index 23 12/2024 EUR 1,287,803 (1,827)
FTSE 100 Index 4 12/2024 GBP 443,252 (3,114)
SPI 200 Index 1 12/2024 AUD 143,559 1,194
TOPIX Index 4 12/2024 JPY 736,824 (6,972)
Net contracts 90,410
As of September 30, 2024, the Fund had $271,290 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 40,760,656 $ – $ 40,760,656
Air Freight & Logistics – 200,737 – 200,737
Automobile Components – 14,350,914 – 14,350,914
Automobiles – 3,048,953 – 3,048,953
Banks – 98,221,016 – 98,221,016
Beverages – 1,910,824 – 1,910,824
Biotechnology – 3,541,710 – 3,541,710
Broadline Retail – 16,356,383 – 16,356,383
Building Products – 2,137,283 – 2,137,283
Capital Markets – 41,355,020 – 41,355,020
Chemicals – 49,158,593 – 49,158,593
Commercial Services & Supplies – 6,155,412 – 6,155,412
Communications Equipment – 2,389,596 – 2,389,596
Construction & Engineering – 8,077,142 – 8,077,142
Consumer Staples Distribution & Retail – 17,554,551 – 17,554,551
Containers & Packaging – 652,048 – 652,048
Diversified REITs – 2,124,310 – 2,124,310
Diversified Telecommunication Services – 17,426,002 – 17,426,002
Electric Utilities – 3,740,044 – 3,740,044
Electrical Equipment – 49,524,171 – 49,524,171
Electronic Equipment, Instruments &
Components – 6,804,577 – 6,804,577
Energy Equipment & Services – 2,654,735 – 2,654,735
Entertainment – 447,054 – 447,054
Financial Services – 31,286,779 – 31,286,779
Food Products – 53,579,305 – 53,579,305
Ground Transportation – 2,200,709 – 2,200,709
Health Care Equipment & Supplies – 12,822,478 – 12,822,478
Health Care Providers & Services – 14,058,840 – 14,058,840
Health Care Technology – 2,015,775 – 2,015,775
Hotels, Restaurants & Leisure – 14,055,609 – 14,055,609
Household Durables – 21,969,821 – 21,969,821
Household Products – 17,597,957 – 17,597,957
Industrial Conglomerates – 23,750,626 – 23,750,626
Insurance – 68,532,350 – 68,532,350
Interactive Media & Services – 947,401 – 947,401
IT Services – 6,953,495 – 6,953,495
Life Sciences Tools & Services – 5,823,888 – 5,823,888
Machinery – 22,144,955 – 22,144,955
Marine Transportation – 12,954,175 – 12,954,175
Media – 2,602,748 – 2,602,748
Metals & Mining – 23,630,236 – 23,630,236
Multi-Utilities – 12,621,614 – 12,621,614
Office REITs – 622,484 – 622,484
Oil, Gas & Consumable Fuels 13,136,621 5,934,074 – 19,070,695
Passenger Airlines – 1,520,163 – 1,520,163
Pharmaceuticals 19,439,842 108,219,924 – 127,659,766
Professional Services – 19,225,337 – 19,225,337
Real Estate Management & Development – 22,581,978 – 22,581,978
Retail REITs – 3,539,654 – 3,539,654
Semiconductors & Semiconductor
Equipment – 25,639,285 – 25,639,285
Software – 32,966,531 – 32,966,531
Specialty Retail – 31,974,430 – 31,974,430
Technology Hardware, Storage &
Peripherals – 2,632,957 – 2,632,957
Textiles, Apparel & Luxury Goods – 6,141,543 – 6,141,543
Tobacco – 14,237,033 – 14,237,033
Trading Companies & Distributors – 7,700,370 – 7,700,370

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ – $ 1,073,891 $ – $ 1,073,891
Wireless Telecommunication Services – 7,074,452 – 7,074,452
Total Common Stocks $ 32,576,463 $ 1,029,224,598 $ – $ 1,061,801,061
Futures Contracts 102,357 – – 102,357
Repurchase Agreements – 28,690,886 – 28,690,886
Total Assets $ 32,678,820 $ 1,057,915,484 $ – $ 1,090,594,304
Liabilities:
Futures Contracts $ (11,947) $ – $ – $ (11,947)
Total Liabilities $ (11,947) $ – $ – $ (11,947)
Total $ 32,666,873 $ 1,057,915,484 $ – $ 1,090,582,357

NVIT GS International Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 102,357
Total $ 102,357
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (11,947)
Total $ (11,947)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Closed End Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 10,298 64,363
Total Closed End Fund
(cost  $54,466) 64,363
Common Stocks 97 .9%
Shares Value ($)
Aerospace & Defense 1 .2%
Cadre Holdings, Inc. 1,697 64,401
Kratos Defense & Security
Solutions, Inc.* 6,274 146,184
Leonardo DRS, Inc.*(a) 41,023 1,157,669
Park Aerospace Corp. 4,449 57,971
Rocket Lab USA, Inc.*(a) 104,347 1,015,296
2,441,521
Automobile Components 1 .9%
American Axle &
Manufacturing Holdings,
Inc.* 36,443 225,218
Cooper-Standard Holdings,
Inc.* 3,527 48,919
Fox Factory Holding Corp.* 10,939 453,969
Goodyear Tire & Rubber Co.
(The)* 168,279 1,489,269
Holley, Inc.*(a) 31,580 93,161
LCI Industries(a) 363 43,756
Modine Manufacturing Co.*(a) 11,586 1,538,505
Stoneridge, Inc.* 10,274 114,966
4,007,763
Banks 10 .4%
Amalgamated Financial Corp. 11,349 356,018
Ameris Bancorp 15,144 944,834
Atlantic Union Bankshares
Corp.(a) 5,124 193,021
Axos Financial, Inc.* 10,105 635,402
BancFirst Corp. 4,214 443,524
Bancorp, Inc. (The)*(a) 15,853 848,135
BankUnited, Inc. 20,245 737,728
Banner Corp. 5,159 307,270
Berkshire Hills Bancorp, Inc. 7,403 199,363
Business First Bancshares,
Inc. 1,212 31,112
Cadence Bank 31,389 999,740
Capital City Bank Group, Inc. 3,266 115,257
Capitol Federal Financial, Inc. 111,890 653,438
Cathay General Bancorp 943 40,502
Civista Bancshares, Inc. 1,278 22,774
Colony Bankcorp, Inc. 2,510 38,955
Community Trust Bancorp, Inc. 5,414 268,859
CVB Financial Corp. 45,298 807,210
Dime Community Bancshares,
Inc.(a) 6,971 200,765
Eagle Bancorp, Inc. 3,613 81,582
Financial Institutions, Inc. 4,495 114,488
First Bancorp 11,881 251,521
First Bancorp, Inc. (The) 1,691 44,507
Common Stocks
Shares Value ($)
Banks
First Commonwealth Financial
Corp. 44,042 755,320
First Financial Bankshares,
Inc. 9,085 336,236
First Internet Bancorp(a) 3,844 131,695
Fulton Financial Corp. 3,803 68,948
Hancock Whitney Corp.(a) 19,050 974,788
Hanmi Financial Corp. 35,804 665,954
Heritage Financial Corp. 2,669 58,104
Home Bancorp, Inc.(a) 6,563 292,579
HomeTrust Bancshares, Inc.
(a) 3,466 118,121
Hope Bancorp, Inc. 2,014 25,296
Independent Bank Corp. 15,364 866,478
International Bancshares Corp. 14,601 872,994
Kearny Financial Corp. 7,436 51,085
Live Oak Bancshares, Inc. 9,396 445,089
Metrocity Bankshares, Inc. 3,764 115,254
Northeast Community
Bancorp, Inc. 10,067 266,272
Northrim Bancorp, Inc.(a) 1,276 90,877
OFG Bancorp 17,527 787,313
Old Second Bancorp, Inc.(a) 29,926 466,546
Park National Corp. 4,396 738,440
Preferred Bank(a) 5,991 480,778
Primis Financial Corp. 5,031 61,278
Princeton Bancorp, Inc. 930 34,391
Red River Bancshares, Inc. 1,958 101,816
Renasant Corp. 18,586 604,045
ServisFirst Bancshares, Inc.(a) 4,658 374,736
Sierra Bancorp 4,630 133,714
SmartFinancial, Inc. 1,234 35,959
Southern First Bancshares,
Inc.* 3,168 107,965
Southside Bancshares, Inc. 17,985 601,239
Stock Yards Bancorp, Inc.(a) 8,464 524,683
Texas Capital Bancshares,
Inc.* 12,100 864,666
Timberland Bancorp, Inc. 3,463 104,790
TrustCo Bank Corp. 20,239 669,304
United Community Banks, Inc. 3,484 101,315
Washington Trust Bancorp,
Inc.(a) 1,179 37,976
WesBanco, Inc. 9,082 270,462
Westamerica Bancorp 6,065 299,732
21,872,243
Biotechnology 8 .3%
89bio, Inc.* 12,203 90,302
ACADIA Pharmaceuticals,
Inc.* 49,303 758,280
ADMA Biologics, Inc.* 10,964 219,170
Amicus Therapeutics, Inc.* 98,279 1,049,620
AnaptysBio, Inc.* 2,892 96,882
Annexon, Inc.* 26,187 155,027
Arcturus Therapeutics
Holdings, Inc.*(a) 5,957 138,262
Ardelyx, Inc.*(a) 4,127 28,435
ArriVent Biopharma, Inc.*(a) 2,033 47,776
Aurinia Pharmaceuticals, Inc.* 108,720 796,918
Beam Therapeutics, Inc.*(a) 4,168 102,116

NVIT GS Small Cap Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Biotechnology
BioCryst Pharmaceuticals,
Inc.* 32,210 244,796
Biohaven Ltd.*(a) 5,864 293,024
Biomea Fusion, Inc.*(a) 3,359 33,926
Blueprint Medicines Corp.* 8,929 825,933
Bridgebio Pharma, Inc.*(a) 17,549 446,798
C4 Therapeutics, Inc.*(a) 12,786 72,880
Cabaletta Bio, Inc.* 3,426 16,171
CareDx, Inc.* 5,448 170,114
Catalyst Pharmaceuticals,
Inc.* 22,464 446,584
Celldex Therapeutics, Inc.* 23,068 784,081
Coherus Biosciences, Inc.*(a) 15,697 16,325
Day One Biopharmaceuticals,
Inc.*(a) 7,037 98,025
Denali Therapeutics, Inc.* 26,488 771,595
Design Therapeutics, Inc.*(a) 21,319 114,696
Dyne Therapeutics, Inc.*(a) 5,443 195,513
Editas Medicine, Inc.* 27,975 95,395
Generation Bio Co.* 12,633 31,204
Heron Therapeutics, Inc.*(a) 30,982 61,654
Ideaya Biosciences, Inc.*(a) 5,842 185,075
Immunovant, Inc.*(a) 11,735 334,565
iTeos Therapeutics, Inc.*(a) 34,207 349,253
Janux Therapeutics, Inc.* 5,480 248,956
Keros Therapeutics, Inc.* 2,947 171,132
Kiniksa Pharmaceuticals
International plc, Class A*(a) 3,060 76,469
Kodiak Sciences, Inc.* 13,656 35,642
Krystal Biotech, Inc.*(a) 2,049 372,979
Larimar Therapeutics, Inc.*(a) 11,949 78,266
Madrigal Pharmaceuticals,
Inc.* 736 156,194
MannKind Corp.*(a) 5,076 31,928
MeiraGTx Holdings plc* 8,242 34,369
Nurix Therapeutics, Inc.* 7,262 163,177
Nuvalent, Inc., Class A*(a) 4,381 448,176
ORIC Pharmaceuticals,
Inc.*(a) 5,382 55,165
Poseida Therapeutics, Inc.,
Class A* 47,532 135,942
Precigen, Inc.*(a) 17,843 16,899
Protagonist Therapeutics,
Inc.*(a) 12,620 567,900
Prothena Corp. plc* 9,959 166,614
PTC Therapeutics, Inc.* 36,948 1,370,771
Puma Biotechnology, Inc.* 8,741 22,290
RAPT Therapeutics, Inc.*(a) 48,461 97,407
Recursion Pharmaceuticals,
Inc., Class A*(a) 3,643 24,007
Relay Therapeutics, Inc.*(a) 72,282 511,757
REVOLUTION Medicines,
Inc.* 2,456 111,380
Rhythm Pharmaceuticals,
Inc.*(a) 900 47,151
Rocket Pharmaceuticals,
Inc.*(a) 9,385 173,341
Sage Therapeutics, Inc.* 10,523 75,976
Solid Biosciences, Inc.*(a) 5,466 38,098
SpringWorks Therapeutics,
Inc.*(a) 10,945 350,678
Common Stocks
Shares Value ($)
Biotechnology
Sutro Biopharma, Inc.* 110,498 382,323
Taysha Gene Therapies,
Inc.*(a) 38,744 77,875
Tenaya Therapeutics, Inc.*(a) 28,624 55,244
TG Therapeutics, Inc.*(a) 41,018 959,411
Tyra Biosciences, Inc.*(a) 1,508 35,453
Vanda Pharmaceuticals, Inc.* 15,083 70,739
Vaxcyte, Inc.*(a) 2,606 297,788
Vera Therapeutics, Inc., Class
A*(a) 3,473 153,507
Veracyte, Inc.* 18,634 634,301
Verve Therapeutics, Inc.*(a) 33,119 160,296
17,479,996
Broadline Retail 0 .2%
Savers Value Village, Inc.*(a) 44,880 472,138
Capital Markets 1 .0%
BGC Group, Inc., Class A 46,870 430,267
Brightsphere Investment
Group, Inc. 4,066 103,276
Moelis & Co., Class A 5,805 397,701
Open Lending Corp.*(a) 21,695 132,773
Patria Investments Ltd., Class
A 29,653 331,224
Piper Sandler Cos. 940 266,781
Silvercrest Asset Management
Group, Inc., Class A 2,914 50,237
StoneX Group, Inc.* 1,859 152,215
Virtus Investment Partners,
Inc. 959 200,863
2,065,337
Chemicals 1 .9%
Aspen Aerogels, Inc.* 889 24,616
Ecovyst, Inc.* 7,393 50,642
Hawkins, Inc.(a) 5,394 687,573
HB Fuller Co. 19,899 1,579,583
Innospec, Inc. 6,474 732,145
Mativ Holdings, Inc. 21,180 359,848
Minerals Technologies, Inc. 2,346 181,182
Stepan Co. 4,429 342,140
3,957,729
Commercial Services & Supplies 1 .5%
ABM Industries, Inc. 4,481 236,417
CECO Environmental Corp.* 36,019 1,015,736
Deluxe Corp. 14,475 282,118
Enviri Corp.* 6,924 71,594
Healthcare Services Group,
Inc.* 110,628 1,235,715
Montrose Environmental
Group, Inc.* 7,793 204,956
Viad Corp.* 4,638 166,179
3,212,715
Communications Equipment 0 .7%
Harmonic, Inc.* 4,372 63,700
NetScout Systems, Inc.* 56,682 1,232,834
Viasat, Inc.* 17,551 209,559
1,506,093
Construction & Engineering 3 .2%
Construction Partners, Inc.,
Class A*(a) 4,311 300,908

26 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Construction & Engineering
Dycom Industries, Inc.* 2,338 460,820
Fluor Corp.* 25,732 1,227,674
Great Lakes Dredge & Dock
Corp.* 4,548 47,890
IES Holdings, Inc.*(a) 6,633 1,324,079
Limbach Holdings, Inc.*(a) 11,781 892,529
Primoris Services Corp. 15,566 904,073
Sterling Infrastructure, Inc.* 11,470 1,663,379
6,821,352
Construction Materials 1 .2%
Knife River Corp.* 11,013 984,452
Summit Materials, Inc., Class
A* 33,461 1,305,983
United States Lime & Minerals,
Inc. 2,540 248,056
2,538,491
Consumer Finance 1 .7%
Bread Financial Holdings, Inc. 1,411 67,136
Encore Capital Group, Inc.*(a) 18,333 866,601
Enova International, Inc.* 10,361 868,148
Green Dot Corp., Class A* 24,810 290,525
Moneylion, Inc.* 2,018 83,848
Navient Corp.(a) 47,856 746,075
Regional Management Corp. 11,661 381,431
Upstart Holdings, Inc.* 3,726 149,077
World Acceptance Corp.* 1,308 154,318
3,607,159
Consumer Staples Distribution & Retail 0 .4%
SpartanNash Co. 2,285 51,207
Sprouts Farmers Market, Inc.* 6,493 716,892
Weis Markets, Inc. 1,999 137,791
905,890
Containers & Packaging 0 .1%
O-I Glass, Inc.* 17,358 227,737
Diversified Consumer Services 1 .5%
Coursera, Inc.*(a) 110,314 875,893
Frontdoor, Inc.* 16,267 780,653
Graham Holdings Co., Class
B(a) 250 205,430
Mister Car Wash, Inc.* 8,417 54,795
OneSpaWorld Holdings Ltd. 15,261 251,959
Strategic Education, Inc.(a) 9,641 892,275
3,061,005
Diversified REITs 0 .1%
Armada Hoffler Properties, Inc. 12,887 139,566
Diversified Telecommunication Services 0 .5%
AST SpaceMobile, Inc., Class
A*(a) 6,466 169,086
ATN International, Inc. 1,073 34,701
Lumen Technologies, Inc.* 112,373 797,848
1,001,635
Electrical Equipment 2 .0%
American Superconductor
Corp.* 3,888 91,757
Atkore, Inc. 12,697 1,075,944
Bloom Energy Corp., Class
A*(a) 16,185 170,913
Fluence Energy, Inc.*(a) 17,298 392,837
Common Stocks
Shares Value ($)
Electrical Equipment
FuelCell Energy, Inc.*(a) 124,382 47,265
NEXTracker, Inc., Class A* 3,023 113,302
NuScale Power Corp., Class
A*(a) 7,591 87,904
Powell Industries, Inc.(a) 2,439 541,434
Shoals Technologies Group,
Inc., Class A* 38,667 216,922
Sunrun, Inc.*(a) 25,579 461,957
Thermon Group Holdings,
Inc.*(a) 33,739 1,006,772
TPI Composites, Inc.*(a) 7,359 33,483
4,240,490
Electronic Equipment, Instruments & Components 2 .8%
Arlo Technologies, Inc.* 4,816 58,322
Badger Meter, Inc. 5,000 1,092,050
ePlus, Inc.* 260 25,568
Fabrinet* 8,680 2,052,299
Itron, Inc.* 9,210 983,720
Knowles Corp.* 39,893 719,271
Napco Security Technologies,
Inc. 2,862 115,797
nLight, Inc.* 21,608 230,990
Novanta, Inc.* 885 158,344
Vishay Precision Group, Inc.* 12,999 336,674
5,773,035
Energy Equipment & Services 1 .6%
Archrock, Inc. 2,510 50,803
Borr Drilling Ltd. 21,123 115,965
ChampionX Corp. 23,969 722,665
Expro Group Holdings NV*(a) 1,208 20,741
Nabors Industries Ltd.*(a) 1,101 70,982
Newpark Resources, Inc.* 22,809 158,066
Oceaneering International,
Inc.* 21,922 545,200
Oil States International, Inc.* 9,155 42,113
Patterson-UTI Energy, Inc. 69,237 529,663
SEACOR Marine Holdings,
Inc.* 12,295 118,647
Seadrill Ltd.* 483 19,195
Tidewater, Inc.* 9,856 707,562
Transocean Ltd.*(a) 58,000 246,500
3,348,102
Entertainment 0 .8%
AMC Entertainment Holdings,
Inc., Class A* 28,770 130,903
Eventbrite, Inc., Class A* 44,090 120,366
Madison Square Garden
Entertainment Corp., Class
A* 32,825 1,396,047
1,647,316
Financial Services 2 .5%
Alerus Financial Corp. 1,821 41,664
AvidXchange Holdings,
Inc.*(a) 14,925 121,042
Banco Latinoamericano de
Comercio Exterior SA, Class
E 43,575 1,415,752
I3 Verticals, Inc., Class A* 31,267 666,300
Jackson Financial, Inc., Class
A 5,711 521,015

NVIT GS Small Cap Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Financial Services
Merchants Bancorp 20,657 928,739
Mr. Cooper Group, Inc.* 2,963 273,129
NCR Atleos Corp.*(a) 6,961 198,597
NMI Holdings, Inc., Class A* 9,813 404,197
Payoneer Global, Inc.* 92,001 692,768
5,263,203
Food Products 0 .7%
Hain Celestial Group, Inc.
(The)*(a) 40,457 349,144
Lancaster Colony Corp. 4,079 720,229
WK Kellogg Co.(a) 17,478 299,049
1,368,422
Gas Utilities 0 .4%
ONE Gas, Inc.(a) 12,140 903,459
Ground Transportation 1 .2%
ArcBest Corp.(a) 2,927 317,433
Heartland Express, Inc. 27,261 334,765
PAM Transportation Services,
Inc.* 2,108 38,998
RXO, Inc.* 13,222 370,216
Werner Enterprises, Inc. 36,928 1,425,052
2,486,464
Health Care Equipment & Supplies 1 .9%
AtriCure, Inc.*(a) 32,809 919,964
Avanos Medical, Inc.* 2,312 55,557
Cerus Corp.*(a) 24,945 43,404
Embecta Corp. 36,506 514,735
Haemonetics Corp.*(a) 2,834 227,797
Inari Medical, Inc.* 4,626 190,776
iRadimed Corp. 11,037 555,051
Lantheus Holdings, Inc.* 6,577 721,826
Merit Medical Systems, Inc.* 6,142 607,014
PROCEPT BioRobotics
Corp.*(a) 2,590 207,511
Pulmonx Corp.*(a) 3,544 29,380
4,073,015
Health Care Providers & Services 4 .5%
Addus HomeCare Corp.* 2,742 364,768
agilon health, Inc.*(a) 160,028 628,910
Brookdale Senior Living, Inc.* 48,008 325,974
Community Health Systems,
Inc.* 109,796 666,462
Enhabit, Inc.* 45,553 359,869
Ensign Group, Inc. (The)(a) 10,743 1,545,058
Guardant Health, Inc.*(a) 18,289 419,550
HealthEquity, Inc.* 8,810 721,099
InfuSystem Holdings, Inc.* 10,493 70,303
Joint Corp. (The)*(a) 36,044 412,344
LifeStance Health Group,
Inc.*(a) 129,496 906,472
ModivCare, Inc.*(a) 7,804 111,441
PACS Group, Inc.*(a) 694 27,739
Pennant Group, Inc. (The)* 35,679 1,273,740
RadNet, Inc.*(a) 1,080 74,941
Select Medical Holdings Corp. 19,009 662,844
Surgery Partners, Inc.*(a) 11,605 374,145
Viemed Healthcare, Inc.* 56,606 414,922
9,360,581
Common Stocks
Shares Value ($)
Health Care REITs 0 .1%
Universal Health Realty
Income Trust 4,748 217,221
Health Care Technology 0 .4%
Evolent Health, Inc., Class
A*(a) 17,173 485,652
Health Catalyst, Inc.*(a) 7,405 60,277
LifeMD, Inc.*(a) 61,537 322,454
868,383
Hotel & Resort REITs 1 .3%
Apple Hospitality REIT, Inc. 8,877 131,823
Chatham Lodging Trust 102,655 874,621
RLJ Lodging Trust 135,360 1,242,605
Service Properties Trust(a) 99,447 453,478
Summit Hotel Properties, Inc.
(a) 11,000 75,460
2,777,987
Hotels, Restaurants & Leisure 3 .2%
BJ's Restaurants, Inc.* 24,147 786,226
Cheesecake Factory, Inc.
(The)(a) 8,225 333,524
Denny's Corp.*(a) 96,585 622,973
Dine Brands Global, Inc.(a) 17,587 549,242
El Pollo Loco Holdings, Inc.* 36,661 502,256
Hilton Grand Vacations, Inc.* 6,335 230,087
International Game
Technology plc 12,776 272,129
Jack in the Box, Inc. 1,732 80,607
Life Time Group Holdings,
Inc.* 53,402 1,304,077
Nathan's Famous, Inc. 691 55,902
Portillo's, Inc., Class A*(a) 39,132 527,108
RCI Hospitality Holdings, Inc. 10,000 445,500
Red Rock Resorts, Inc., Class
A(a) 9,239 502,971
Rush Street Interactive, Inc.* 20,002 217,022
Shake Shack, Inc., Class A* 1,983 204,665
6,634,289
Household Durables 2 .3%
GoPro, Inc., Class A* 78,966 107,394
Green Brick Partners, Inc.* 13,079 1,092,358
Installed Building Products,
Inc.(a) 4,028 991,976
LGI Homes, Inc.*(a) 7,094 840,781
M/I Homes, Inc.* 10,332 1,770,491
4,803,000
Industrial REITs 0 .7%
LXP Industrial Trust 153,735 1,545,037
Insurance 2 .3%
Ambac Financial Group, Inc.* 13,203 148,006
American Coastal Insurance
Corp.* 3,362 37,890
Baldwin Insurance Group, Inc.
(The), Class A*(a) 6,923 344,765
CNO Financial Group, Inc. 3,810 133,731
Genworth Financial, Inc.,
Class A* 115,138 788,695
HCI Group, Inc.(a) 2,543 272,253
James River Group Holdings
Ltd.(a) 66,814 418,924

28 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Insurance
Lemonade, Inc.*(a) 5,143 84,808
Mercury General Corp. 21,442 1,350,417
Selective Insurance Group,
Inc. 4,777 445,694
Tiptree, Inc., Class A 1,631 31,919
Universal Insurance Holdings,
Inc. 33,092 733,319
4,790,421
Interactive Media & Services 1 .0%
EverQuote, Inc., Class A* 17,321 365,300
fuboTV, Inc.*(a) 88,789 126,080
MediaAlpha, Inc., Class A* 27,041 489,713
QuinStreet, Inc.* 20,103 384,570
Vimeo, Inc.* 124,775 630,114
ZipRecruiter, Inc., Class A* 17,866 169,727
2,165,504
IT Services 0 .2%
Backblaze, Inc., Class A* 4,185 26,742
Hackett Group, Inc. (The) 17,415 457,492
484,234
Leisure Products 0 .7%
Malibu Boats, Inc., Class A*(a) 7,788 302,252
Peloton Interactive, Inc., Class
A*(a) 52,519 245,789
Smith & Wesson Brands, Inc. 35,943 466,540
Topgolf Callaway Brands
Corp.*(a) 39,517 433,897
1,448,478
Life Sciences Tools & Services 0 .7%
Adaptive Biotechnologies
Corp.* 98,611 504,888
BioLife Solutions, Inc.*(a) 3,496 87,540
Codexis, Inc.* 29,957 92,268
Cytek Biosciences, Inc.*(a) 43,341 240,109
Maravai LifeSciences
Holdings, Inc., Class A*(a) 52,358 435,095
Pacific Biosciences of
California, Inc.*(a) 22,347 37,990
1,397,890
Machinery 4 .0%
Chart Industries, Inc.*(a) 3,457 429,152
Douglas Dynamics, Inc.(a) 34,797 959,701
ESCO Technologies, Inc.(a) 3,811 491,543
Federal Signal Corp. 18,984 1,774,245
Gencor Industries, Inc.* 5,075 105,864
Gorman-Rupp Co. (The) 6,523 254,071
Helios Technologies, Inc. 3,117 148,681
Hillman Solutions Corp.* 26,357 278,330
Mayville Engineering Co., Inc.* 6,310 133,015
Miller Industries, Inc.(a) 15,457 942,877
Mueller Industries, Inc. 6,194 458,975
Omega Flex, Inc. 5,309 265,025
SPX Technologies, Inc.* 11,810 1,883,223
Wabash National Corp. 10,550 202,454
8,327,156
Marine Transportation 0 .1%
Safe Bulkers, Inc. 24,713 128,013
Media 0 .9%
AMC Networks, Inc., Class A* 17,031 147,999
Common Stocks
Shares Value ($)
Media
Cable One, Inc.(a) 1,617 565,610
Entravision Communications
Corp., Class A(a) 38,028 78,718
EW Scripps Co. (The), Class
A*(a) 82,815 185,920
Gray Television, Inc. 134,729 722,148
Thryv Holdings, Inc.*(a) 12,196 210,137
1,910,532
Metals & Mining 1 .6%
Carpenter Technology Corp. 7,534 1,202,276
Coeur Mining, Inc.* 46,915 322,775
Hecla Mining Co.(a) 202,553 1,351,028
Kaiser Aluminum Corp.(a) 542 39,306
Materion Corp. 995 111,301
Olympic Steel, Inc. 5,888 229,632
Worthington Steel, Inc. 3,187 108,390
3,364,708
Mortgage Real Estate Investment Trusts (REITs) 1 .2%
Arbor Realty Trust, Inc.(a) 88,557 1,377,947
BrightSpire Capital, Inc., Class
A 17,031 95,374
Invesco Mortgage Capital, Inc.
(a) 13,941 130,906
Ladder Capital Corp., Class A 5,945 68,962
Orchid Island Capital, Inc. 43,307 355,983
PennyMac Mortgage
Investment Trust(a) 19,919 284,045
TPG RE Finance Trust, Inc. 33,886 289,048
2,602,265
Multi-Utilities 0 .8%
Black Hills Corp. 27,176 1,660,997
Office REITs 0 .2%
COPT Defense Properties(a) 8,936 271,029
JBG SMITH Properties(a) 3,047 53,261
324,290
Oil, Gas & Consumable Fuels 2 .2%
Ardmore Shipping Corp. 4,269 77,269
Dorian LPG Ltd. 13,223 455,136
Excelerate Energy, Inc., Class
A 24,024 528,768
FLEX LNG Ltd. 7,814 198,788
Kinetik Holdings, Inc., Class A 10,961 496,095
Kosmos Energy Ltd.* 61,102 246,241
Nordic American Tankers Ltd.
(a) 174,200 639,314
PBF Energy, Inc., Class A 11,401 352,861
Scorpio Tankers, Inc. 10,395 741,163
Talos Energy, Inc.*(a) 33,931 351,186
Teekay Corp.* 2,295 21,114
Uranium Energy Corp.*(a) 5,975 37,105
World Kinect Corp.(a) 15,802 488,440
4,633,480
Paper & Forest Products 0 .2%
Sylvamo Corp.(a) 5,446 467,539
Passenger Airlines 0 .6%
Allegiant Travel Co.(a) 8,681 477,976
Joby Aviation, Inc.*(a) 12,347 62,105

NVIT GS Small Cap Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Passenger Airlines
SkyWest, Inc.* 7,779 661,371
1,201,452
Pharmaceuticals 1 .9%
Amphastar Pharmaceuticals,
Inc.* 1,332 64,642
Arvinas, Inc.* 12,272 302,259
Axsome Therapeutics, Inc.*(a) 6,243 561,059
Collegium Pharmaceutical,
Inc.*(a) 7,964 307,729
Corcept Therapeutics, Inc.*(a) 9,737 450,628
Evolus, Inc.* 8,227 133,277
Fulcrum Therapeutics, Inc.*(a) 5,815 20,760
Innoviva, Inc.* 27,609 533,130
Ligand Pharmaceuticals,
Inc.*(a) 281 28,125
Longboard Pharmaceuticals,
Inc.*(a) 1,289 42,962
Phathom Pharmaceuticals,
Inc.* 2,334 42,199
Phibro Animal Health Corp.,
Class A(a) 12,434 280,014
Supernus Pharmaceuticals,
Inc.* 31,080 969,074
Theravance Biopharma, Inc.* 24,568 198,018
3,933,876
Professional Services 1 .1%
ExlService Holdings, Inc.* 4,146 158,170
Franklin Covey Co.* 12,682 521,611
IBEX Holdings Ltd.*(a) 2,265 45,255
Maximus, Inc. 9,247 861,450
TriNet Group, Inc. 7,423 719,808
2,306,294
Real Estate Management & Development 0 .1%
Compass, Inc., Class A* 14,506 88,632
Redfin Corp.* 4,793 60,056
St Joe Co. (The) 937 54,636
203,324
Residential REITs 0 .9%
Centerspace 6,687 471,233
NexPoint Residential Trust,
Inc. 31,401 1,381,958
Veris Residential, Inc. 6,921 123,609
1,976,800
Retail REITs 0 .6%
Alexander's, Inc.(a) 715 173,287
Kite Realty Group Trust 23,686 629,100
Macerich Co. (The) 11,479 209,377
Retail Opportunity Investments
Corp. 4,210 66,223
Tanger, Inc. 5,297 175,755
1,253,742
Semiconductors & Semiconductor Equipment 1 .3%
Ambarella, Inc.* 4,813 271,477
Axcelis Technologies, Inc.* 7,545 791,093
Cohu, Inc.* 1,442 37,059
FormFactor, Inc.*(a) 15,178 698,188
Impinj, Inc.*(a) 963 208,509
MaxLinear, Inc., Class A*(a) 6,075 87,966
PDF Solutions, Inc.* 10,414 329,916
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc.(a) 722 46,295
Semtech Corp.* 4,597 209,899
SiTime Corp.*(a) 110 18,866
Ultra Clean Holdings, Inc.* 1,939 77,424
2,776,692
Software 7 .8%
ACI Worldwide, Inc.* 35,270 1,795,243
Agilysys, Inc.* 5,356 583,643
Alarm.com Holdings, Inc.*(a) 23,133 1,264,681
Alkami Technology, Inc.*(a) 38,142 1,202,999
BlackLine, Inc.* 6,080 335,251
Blend Labs, Inc., Class A*(a) 23,836 89,385
C3.ai, Inc., Class A* 2,107 51,053
Cleanspark, Inc.*(a) 6,966 65,062
Clear Secure, Inc., Class A(a) 47,932 1,588,466
Clearwater Analytics Holdings,
Inc., Class A* 45,117 1,139,204
CommVault Systems, Inc.* 11,432 1,758,813
Consensus Cloud Solutions,
Inc.* 26,370 621,014
Dave, Inc.* 3,947 157,722
Intapp, Inc.* 7,332 350,690
MARA Holdings, Inc.*(a) 14,878 241,321
Olo, Inc., Class A* 87,879 435,880
OneSpan, Inc.* 8,928 148,830
Pagaya Technologies Ltd.,
Class A*(a) 26,408 279,133
Q2 Holdings, Inc.*(a) 6,263 499,600
Rapid7, Inc.* 2,238 89,274
Red Violet, Inc.* 9,115 259,322
Riot Platforms, Inc.*(a) 7,151 53,060
SoundThinking, Inc.* 5,495 63,687
Varonis Systems, Inc., Class
B* 12,789 722,578
Verint Systems, Inc.* 36,943 935,766
Workiva, Inc., Class A* 5,003 395,837
Zeta Global Holdings Corp.,
Class A* 12,148 362,375
Zuora, Inc., Class A*(a) 95,471 822,960
16,312,849
Specialty Retail 2 .9%
Abercrombie & Fitch Co.,
Class A* 11,243 1,572,896
American Eagle Outfitters, Inc. 47,016 1,052,688
America's Car-Mart, Inc.*(a) 6,601 276,714
Buckle, Inc. (The)(a) 13,690 601,949
Haverty Furniture Cos., Inc. 3,481 95,623
Leslie's, Inc.*(a) 71,981 227,460
Monro, Inc.(a) 1,674 48,311
Revolve Group, Inc., Class
A*(a) 17,065 422,871
Shoe Carnival, Inc.(a) 21,115 925,893
Upbound Group, Inc. 6,482 207,359
Zumiez, Inc.* 33,466 712,826
6,144,590
Technology Hardware, Storage & Peripherals 0 .1%
Eastman Kodak Co.*(a) 20,275 95,698
IonQ, Inc.*(a) 3,157 27,592
Turtle Beach Corp.* 5,628 86,334
209,624

30 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .3%
Figs, Inc., Class A*(a) 16,243 111,102
G-III Apparel Group Ltd.*(a) 14,921 455,389
Steven Madden Ltd. 1,051 51,489
617,980
Tobacco 0 .2%
Universal Corp. 7,290 387,172
Trading Companies & Distributors 1 .1%
DXP Enterprises, Inc.* 4,030 215,041
FTAI Aviation Ltd.(a) 11,624 1,544,830
McGrath RentCorp 450 47,376
MRC Global, Inc.* 39,695 505,714
2,312,961
Water Utilities 0 .4%
California Water Service
Group 1,927 104,482
Consolidated Water Co. Ltd.(a) 4,377 110,344
Global Water Resources, Inc. 2,739 34,484
SJW Group 10,145 589,526
838,836
Wireless Telecommunication Services 0 .3%
Spok Holdings, Inc. 8,553 128,808
Telephone & Data Systems,
Inc. 25,411 590,806
719,614
Total Common Stocks
(cost $179,937,927) 205,529,687
Repurchase Agreements 11 .2%
Principal
Amount ($)
Bank of America NA,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,678, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$3,463,764, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $3,532,553.(b) 3,463,288 3,463,288
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
4.83%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$5,023,479, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$5,100,002.(b) 5,000,000 5,000,000
Pershing LLC,
4.85%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,347,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$10,200,034.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $23,463,288) 23,463,288
Total Investments
(cost $203,455,681) — 109.1% 229,057,338
Liabilities in excess of other assets — (9.1)% (19,044,699)
NET ASSETS — 100.0%
$ 210,012,639
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $33,895,243, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $23,463,288 and by
$11,289,017 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $34,752,305.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$23,463,288.
REIT Real Estate Investment Trust

NVIT GS Small Cap Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 31
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Emini Index 26 12/2024 USD 2,923,960 15,736
Net contracts 15,736
As of September 30, 2024, the Fund had $217,360 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

32 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - September 30, 2024 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 64,363 $ – $ – $ 64,363
Common Stocks 205,529,687 – – 205,529,687
Futures Contracts 15,736 – – 15,736
Repurchase Agreements – 23,463,288 – 23,463,288
Total $ 205,609,786 $ 23,463,288 $ – $ 229,073,074
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 15,736
Total $ 15,736
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 1 .3%
General Dynamics Corp. 30,656 9,264,243
Huntington Ingalls Industries,
Inc. 25,518 6,746,449
Northrop Grumman Corp. 22,952 12,120,263
28,130,955
Air Freight & Logistics 1 .0%
United Parcel Service, Inc.,
Class B 154,384 21,048,715
Automobile Components 0 .4%
Lear Corp. 76,418 8,341,025
Automobiles 1 .0%
General Motors Co. 161,661 7,248,879
Tesla, Inc.* 54,577 14,278,981
21,527,860
Banks 2 .4%
Bank of America Corp. 300,239 11,913,483
Citigroup, Inc. 118,851 7,440,073
Citizens Financial Group, Inc. 9,074 372,669
East West Bancorp, Inc. 80,911 6,694,576
JPMorgan Chase & Co. 65,889 13,893,355
M&T Bank Corp. 41,411 7,376,127
Prosperity Bancshares, Inc. 47,911 3,452,946
51,143,229
Beverages 0 .5%
Coca-Cola Co. (The) 19,589 1,407,666
Coca-Cola Consolidated, Inc. 2,861 3,766,220
Coca-Cola Europacific
Partners plc 74,021 5,829,154
11,003,040
Biotechnology 2 .9%
AbbVie, Inc. 69,572 13,739,079
Amgen, Inc. 30,409 9,798,084
Biogen, Inc.* 22,410 4,343,954
Gilead Sciences, Inc. 143,025 11,991,216
Natera, Inc.* 11,869 1,506,769
Neurocrine Biosciences, Inc.* 51,855 5,974,733
Regeneron Pharmaceuticals,
Inc.* 12,862 13,521,049
Vertex Pharmaceuticals, Inc.* 5,534 2,573,753
63,448,637
Broadline Retail 3 .4%
Amazon.com, Inc.* 398,558 74,263,312
Building Products 0 .3%
Builders FirstSource, Inc.* 29,749 5,767,141
Capital Markets 2 .6%
Ameriprise Financial, Inc. 22,596 10,615,827
CME Group, Inc. 61,339 13,534,450
Coinbase Global, Inc., Class
A* 7,434 1,324,516
Evercore, Inc., Class A 1,831 463,866
Franklin Resources, Inc. 329,961 6,648,714
MSCI, Inc., Class A 9,243 5,388,022
Nasdaq, Inc. 97,231 7,098,835
Northern Trust Corp. 78,960 7,108,769
Stifel Financial Corp. 42,837 4,022,394
56,205,393
Chemicals 2 .1%
Ecolab, Inc. 51,098 13,046,852
Common Stocks
Shares Value ($)
Chemicals
FMC Corp. 9,953 656,301
Linde plc 22,179 10,576,278
Mosaic Co. (The) 65,105 1,743,512
NewMarket Corp. 1,766 974,638
RPM International, Inc.(a) 41,827 5,061,067
Sherwin-Williams Co. (The) 37,563 14,336,670
46,395,318
Commercial Services & Supplies 0 .4%
Cintas Corp. 41,330 8,509,020
Communications Equipment 0 .7%
Cisco Systems, Inc. 224,091 11,926,123
Motorola Solutions, Inc. 8,033 3,611,878
15,538,001
Construction & Engineering 0 .6%
Comfort Systems USA, Inc. 29,705 11,595,347
MasTec, Inc.* 18,870 2,322,897
13,918,244
Consumer Finance 0 .9%
Ally Financial, Inc. 138,115 4,915,513
American Express Co. 38,148 10,345,738
Capital One Financial Corp. 3,421 512,226
OneMain Holdings, Inc. 17,067 803,344
Synchrony Financial 48,812 2,434,742
19,011,563
Consumer Staples Distribution & Retail 2 .1%
Costco Wholesale Corp. 25,388 22,506,970
Performance Food Group Co.* 70,925 5,558,392
Target Corp. 89,027 13,875,748
Walmart, Inc. 52,985 4,278,539
46,219,649
Containers & Packaging 0 .3%
Avery Dennison Corp. 31,048 6,854,156
Berry Global Group, Inc. 7,070 480,619
7,334,775
Diversified Consumer Services 0 .2%
Bright Horizons Family
Solutions, Inc.* 33,897 4,749,987
Diversified Telecommunication Services 0 .5%
AT&T, Inc. 504,644 11,102,168
Electric Utilities 0 .6%
Xcel Energy, Inc. 187,095 12,217,303
Electrical Equipment 0 .7%
GE Vernova, Inc.* 37,818 9,642,834
Rockwell Automation, Inc. 21,001 5,637,928
15,280,762
Electronic Equipment, Instruments & Components 0 .7%
CDW Corp. 30,649 6,935,869
Jabil, Inc. 69,852 8,370,365
15,306,234
Energy Equipment & Services 0 .7%
Halliburton Co. 217,326 6,313,321
NOV, Inc. 20,030 319,879
Schlumberger NV 136,339 5,719,421
TechnipFMC plc 100,596 2,638,633
14,991,254

NVIT GS Large Cap Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Entertainment 1 .4%
Electronic Arts, Inc. 44,146 6,332,302
Netflix, Inc.* 25,756 18,267,958
ROBLOX Corp., Class A* 126,415 5,595,128
30,195,388
Financial Services 4 .5%
Berkshire Hathaway, Inc.,
Class B* 86,858 39,977,263
Corpay, Inc.* 18,201 5,692,545
Euronet Worldwide, Inc.* 20,645 2,048,603
Fidelity National Information
Services, Inc. 90,804 7,604,835
Fiserv, Inc.* 130,433 23,432,288
Mastercard, Inc., Class A 28,391 14,019,476
Visa, Inc., Class A(a) 13,070 3,593,597
96,368,607
Food Products 0 .3%
Kraft Heinz Co. (The)(a) 160,437 5,632,943
Ground Transportation 1 .1%
Old Dominion Freight Line, Inc. 67,220 13,352,581
Saia, Inc.* 11,683 5,108,509
Uber Technologies, Inc.* 69,120 5,195,059
23,656,149
Health Care Equipment & Supplies 1 .2%
Abbott Laboratories 78,311 8,928,237
Align Technology, Inc.* 21,526 5,474,492
Penumbra, Inc.* 17,944 3,486,699
Teleflex, Inc. 13,986 3,459,017
Zimmer Biomet Holdings, Inc. 38,144 4,117,645
25,466,090
Health Care Providers & Services 3 .6%
Cencora, Inc. 29,586 6,659,217
Centene Corp.* 33,274 2,504,867
Encompass Health Corp. 93,137 9,000,760
Humana, Inc. 16,679 5,282,906
Quest Diagnostics, Inc. 13,306 2,065,756
Tenet Healthcare Corp.* 44,404 7,379,945
UnitedHealth Group, Inc. 54,570 31,905,988
Universal Health Services,
Inc., Class B 52,610 12,048,216
76,847,655
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. 46,360 5,505,250
Hotel & Resort REITs 0 .3%
Park Hotels & Resorts, Inc. 403,314 5,686,727
Hotels, Restaurants & Leisure 2 .0%
Carnival Corp.* 23,073 426,389
Cava Group, Inc.* 10,519 1,302,778
Domino's Pizza, Inc.(a) 14,260 6,133,796
DoorDash, Inc., Class A* 2,774 395,933
Marriott International, Inc.,
Class A 42,058 10,455,619
McDonald's Corp. 25,731 7,835,347
MGM Resorts International* 33,987 1,328,552
Texas Roadhouse, Inc., Class
A 5,088 898,541
Wingstop, Inc. 19,519 8,121,466
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 41,547 5,804,531
42,702,952
Household Durables 0 .9%
DR Horton, Inc. 32,627 6,224,253
Lennar Corp., Class A 39,863 7,473,515
NVR, Inc.* 633 6,210,869
19,908,637
Household Products 1 .9%
Colgate-Palmolive Co. 77,643 8,060,120
Procter & Gamble Co. (The) 185,347 32,102,100
40,162,220
Independent Power and Renewable Electricity Producers
0 .4%
Vistra Corp. 67,105 7,954,627
Industrial Conglomerates 0 .7%
3M Co. 50,949 6,964,728
Honeywell International, Inc. 37,917 7,837,823
14,802,551
Industrial REITs 0 .1%
First Industrial Realty Trust,
Inc. 41,139 2,302,961
Rexford Industrial Realty, Inc. 20,033 1,007,860
3,310,821
Insurance 1 .9%
American Financial Group, Inc. 32,045 4,313,257
Arch Capital Group Ltd.* 63,154 7,065,670
Kinsale Capital Group, Inc. 7,777 3,620,738
Marsh & McLennan Cos., Inc. 37,245 8,308,987
Travelers Cos., Inc. (The) 45,929 10,752,897
Unum Group 115,990 6,894,446
40,955,995
Interactive Media & Services 6 .6%
Alphabet, Inc., Class A 449,963 74,626,364
Alphabet, Inc., Class C 106,233 17,761,095
Meta Platforms, Inc., Class A 86,516 49,525,219
141,912,678
IT Services 1 .6%
Accenture plc, Class A 31,105 10,994,995
Gartner, Inc.* 11,946 6,053,755
International Business
Machines Corp. 49,583 10,961,810
VeriSign, Inc.* 33,291 6,323,958
34,334,518
Leisure Products 0 .4%
Hasbro, Inc. 130,657 9,449,114
Life Sciences Tools & Services 2 .1%
Agilent Technologies, Inc. 48,155 7,150,054
Danaher Corp. 37,902 10,537,514
IQVIA Holdings, Inc.* 53,024 12,565,097
Medpace Holdings, Inc.* 19,995 6,674,331
Mettler-Toledo International,
Inc.* 3,875 5,811,338
West Pharmaceutical
Services, Inc. 7,619 2,286,919
45,025,253
Machinery 3 .3%
Caterpillar, Inc. 29,070 11,369,858

36 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Machinery
Fortive Corp. 72,730 5,740,579
IDEX Corp. 28,009 6,007,930
Illinois Tool Works, Inc. 81,552 21,372,333
ITT, Inc. 49,963 7,469,968
PACCAR, Inc. 35,833 3,536,000
Parker-Hannifin Corp. 16,430 10,380,803
Xylem, Inc. 41,692 5,629,671
71,507,142
Media 0 .2%
Charter Communications, Inc.,
Class A* 6,608 2,141,520
News Corp., Class A 47,506 1,265,085
3,406,605
Metals & Mining 0 .3%
ATI, Inc.* 14,313 957,683
Steel Dynamics, Inc. 48,586 6,125,723
7,083,406
Multi-Utilities 0 .3%
NiSource, Inc. 192,542 6,671,580
Oil, Gas & Consumable Fuels 2 .5%
Chevron Corp.(a) 35,631 5,247,377
Chord Energy Corp. 11,726 1,527,077
ConocoPhillips 83,373 8,777,509
Exxon Mobil Corp. 91,893 10,771,698
Marathon Oil Corp. 231,285 6,159,120
Marathon Petroleum Corp. 40,845 6,654,059
Ovintiv, Inc. 93,669 3,588,459
Phillips 66 49,150 6,460,768
Valero Energy Corp. 34,242 4,623,697
53,809,764
Personal Care Products 0 .3%
Kenvue, Inc. 277,694 6,423,062
Pharmaceuticals 2 .9%
AstraZeneca plc, ADR-UK 75,901 5,913,447
Bristol-Myers Squibb Co. 199,996 10,347,793
Eli Lilly & Co. 16,352 14,486,891
Johnson & Johnson 138,827 22,498,304
Merck & Co., Inc. 11,746 1,333,876
Zoetis, Inc., Class A 40,967 8,004,132
62,584,443
Professional Services 0 .6%
Equifax, Inc. 21,194 6,228,069
FTI Consulting, Inc.* 26,959 6,134,790
12,362,859
Residential REITs 1 .1%
American Homes 4 Rent,
Class A 157,684 6,053,489
AvalonBay Communities, Inc. 27,883 6,280,646
Camden Property Trust 96,751 11,951,651
24,285,786
Semiconductors & Semiconductor Equipment 9 .1%
Applied Materials, Inc. 43,648 8,819,078
Broadcom, Inc. 206,662 35,649,195
Enphase Energy, Inc.* 55,433 6,265,038
KLA Corp. 10,458 8,098,780
Marvell Technology, Inc. 161,696 11,661,515
MKS Instruments, Inc. 38,025 4,133,698
NVIDIA Corp. 884,573 107,422,545
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 11,352 1,930,408
Texas Instruments, Inc. 60,181 12,431,589
196,411,846
Software 10 .1%
Adobe, Inc.* 21,679 11,224,953
AppLovin Corp., Class A*(a) 64,376 8,404,287
Dynatrace, Inc.* 65,594 3,507,311
Fortinet, Inc.* 6,588 510,899
Intuit, Inc. 23,652 14,687,892
Microsoft Corp. 344,478 148,228,883
Nutanix, Inc., Class A* 40,339 2,390,086
Oracle Corp. 105,761 18,021,674
Salesforce, Inc. 41,579 11,380,588
Smartsheet, Inc., Class A* 7,746 428,819
218,785,392
Specialized REITs 0 .3%
VICI Properties, Inc., Class A 194,482 6,478,195
Specialty Retail 2 .4%
Best Buy Co., Inc. 43,134 4,455,742
Burlington Stores, Inc.* 8,470 2,231,676
CarMax, Inc.* 78,143 6,046,705
Home Depot, Inc. (The) 5,836 2,364,747
Lowe's Cos., Inc. 43,741 11,847,250
Ross Stores, Inc. 135,020 20,321,860
Ulta Beauty, Inc.* 11,480 4,467,098
51,735,078
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 650,945 151,670,185
Dell Technologies, Inc., Class
C(a) 44,896 5,321,972
156,992,157
Textiles, Apparel & Luxury Goods 0 .7%
Birkenstock Holding plc* 23,638 1,165,117
PVH Corp. 49,102 4,950,955
Skechers USA, Inc., Class A* 135,326 9,056,016
15,172,088
Tobacco 0 .0%
†
Altria Group, Inc. 8,036 410,157
Trading Companies & Distributors 0 .6%
Fastenal Co. 88,355 6,310,314
Ferguson Enterprises, Inc. 30,413 6,039,110
12,349,424
Total Common Stocks
(cost $1,522,249,812) 2,147,800,744
Repurchase Agreements 0 .9%
Principal
Amount ($)
Bank of America NA,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,000,136, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $1,020,000.(b) 1,000,000 1,000,000

NVIT GS Large Cap Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 37
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,688, collateralized
by U.S. Government
Agency Securities,
ranging from 0.75%
- 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$8,550,186, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $8,719,991.(b) 8,549,011 8,549,011
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,674, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $19,549,011) 19,549,011
Total Investments
(cost $1,541,798,823) — 100.4% 2,167,349,755
Liabilities in excess of other assets — (0.4)% (7,666,551)
NET ASSETS — 100.0%
$ 2,159,683,204
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $22,137,568, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,549,011 and by
$3,138,351 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $22,687,362.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$19,549,011.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom

38 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1 12/2024 USD 290,713 608
Net contracts 608
As of September 30, 2024, the Fund had $16,060 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,147,800,744 $ – $ – $ 2,147,800,744
Futures Contracts 608 – – 608
Repurchase Agreements – 19,549,011 – 19,549,011
Total $ 2,147,801,352 $ 19,549,011 $ – $ 2,167,350,363
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 608
Total $ 608
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks 96.1%
Shares Value ($)
Aerospace & Defense 0.3%
Leonardo DRS, Inc.* 88,637 2,501,336
Automobile Components 0.8%
Lear Corp. 64,604 7,051,527
Automobiles 2.2%
Ford Motor Co. 783,702 8,275,893
General Motors Co. 242,140 10,857,558
19,133,451
Banks 0.3%
BOK Financial Corp. 12,032 1,258,788
Comerica, Inc. 17,617 1,055,434
2,314,222
Biotechnology 1.0%
Exelixis, Inc.* 11,475 297,776
Ionis Pharmaceuticals, Inc.* 42,579 1,705,715
Neurocrine Biosciences, Inc.* 6,001 691,435
Sarepta Therapeutics, Inc.* 51,641 6,449,445
9,144,371
Broadline Retail 1.7%
Amazon.com, Inc.* 80,491 14,997,888
Building Products 0.9%
Builders FirstSource, Inc.* 41,681 8,080,279
Capital Markets 0.7%
Northern Trust Corp. 49,163 4,426,145
Robinhood Markets, Inc.,
Class A* 85,681 2,006,649
6,432,794
Chemicals 3.6%
Dow, Inc. 17,128 935,703
DuPont de Nemours, Inc. 144,692 12,893,504
Huntsman Corp. 271,282 6,565,024
LyondellBasell Industries NV,
Class A 118,612 11,374,891
Westlake Corp. 1,125 169,076
31,938,198
Commercial Services & Supplies 1.1%
Veralto Corp. 72,013 8,055,374
Vestis Corp. 131,420 1,958,158
10,013,532
Consumer Finance 2.0%
SLM Corp. 144,372 3,301,788
Synchrony Financial 279,971 13,964,953
17,266,741
Consumer Staples Distribution & Retail 0.3%
Maplebear, Inc.* 72,191 2,941,061
Containers & Packaging 0.3%
Crown Holdings, Inc. 28,563 2,738,620
Diversified Consumer Services 0.2%
Duolingo, Inc., Class A* 6,610 1,864,152
Electric Utilities 2.9%
NRG Energy, Inc. 170,114 15,497,385
Pinnacle West Capital Corp. 119,096 10,550,715
26,048,100
Electrical Equipment 0.2%
GE Vernova, Inc.* 8,114 2,068,908
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 108,395 7,063,018
Entertainment 1.8%
Live Nation Entertainment,
Inc.* 98,640 10,800,094
Playtika Holding Corp. 11,285 89,377
ROBLOX Corp., Class A* 113,036 5,002,973
15,892,444
Financial Services 2.9%
Corebridge Financial, Inc. 314,774 9,178,810
PayPal Holdings, Inc.* 207,246 16,171,405
25,350,215
Food Products 1.8%
Archer-Daniels-Midland Co. 144,193 8,614,090
Pilgrim's Pride Corp.* 132,307 6,092,737
Tyson Foods, Inc., Class A 17,460 1,039,918
15,746,745
Ground Transportation 3.2%
JB Hunt Transport Services,
Inc. 40,009 6,894,751
Landstar System, Inc. 3,094 584,364
Lyft, Inc., Class A* 472,325 6,022,144
Old Dominion Freight Line, Inc. 56,375 11,198,330
Ryder System, Inc. 17,795 2,594,511
Schneider National, Inc., Class
B 25,978 741,412
28,035,512
Health Care Equipment & Supplies 2.9%
Align Technology, Inc.* 17,860 4,542,155
Edwards Lifesciences Corp.* 168,752 11,135,945
GE HealthCare Technologies,
Inc. 102,980 9,664,673
25,342,773
Health Care Providers & Services 3.3%
Cardinal Health, Inc. 10,798 1,193,395
Elevance Health, Inc. 31,060 16,151,200
Humana, Inc. 15,126 4,791,009
McKesson Corp. 737 364,388
Molina Healthcare, Inc.* 19,813 6,826,767
29,326,759
Hotels, Restaurants & Leisure 5.9%
Airbnb, Inc., Class A* 14,894 1,888,708
Booking Holdings, Inc. 4,229 17,813,056
Domino's Pizza, Inc. 26,023 11,193,533
Expedia Group, Inc.* 15,073 2,231,105
Hilton Worldwide Holdings,
Inc. 50,418 11,621,349
Wingstop, Inc. 16,815 6,996,385
51,744,136
Household Durables 1.9%
Lennar Corp., Class A 75,165 14,091,934
PulteGroup, Inc. 20,797 2,984,994
17,076,928
Independent Power and Renewable Electricity Producers
1.7%
Vistra Corp. 124,220 14,725,039
Insurance 5.4%
Allstate Corp. (The) 61,738 11,708,612

42 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Insurance
Arch Capital Group Ltd.* 20,603 2,305,063
Brighthouse Financial, Inc.* 103,942 4,680,508
Globe Life, Inc. 134,310 14,224,772
Hartford Financial Services
Group, Inc. (The) 12,898 1,516,934
Reinsurance Group of
America, Inc. 45,445 9,901,102
RLI Corp. 2,166 335,687
Travelers Cos., Inc. (The) 11,506 2,693,785
W R Berkley Corp. 2,638 149,654
47,516,117
Interactive Media & Services 3.1%
Alphabet, Inc., Class C 107,229 17,927,616
Meta Platforms, Inc., Class A 8,855 5,068,956
Snap, Inc., Class A* 248,594 2,659,956
TripAdvisor, Inc.* 97,797 1,417,079
27,073,607
IT Services 1.6%
EPAM Systems, Inc.* 19,346 3,850,434
VeriSign, Inc.* 53,684 10,197,813
14,048,247
Machinery 1.0%
Otis Worldwide Corp. 89,558 9,308,658
Media 0.5%
Fox Corp., Class A 105,961 4,485,329
Oil, Gas & Consumable Fuels 1.9%
Phillips 66 38,234 5,025,859
Valero Energy Corp. 84,858 11,458,376
16,484,235
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. 59,222 6,363,996
Passenger Airlines 1.3%
Southwest Airlines Co. 380,331 11,269,208
Pharmaceuticals 2.0%
Merck & Co., Inc. 152,117 17,274,406
Professional Services 4.3%
Automatic Data Processing,
Inc. 59,872 16,568,379
KBR, Inc. 135,759 8,841,984
ManpowerGroup, Inc. 23,919 1,758,525
Paycom Software, Inc. 24,568 4,092,292
Robert Half, Inc. 63,218 4,261,525
TriNet Group, Inc. 21,615 2,096,006
37,618,711
Real Estate Management & Development 0.3%
Howard Hughes Holdings,
Inc.* 33,585 2,600,487
Residential REITs 1.9%
Camden Property Trust 86,191 10,647,174
Essex Property Trust, Inc. 21,836 6,450,791
17,097,965
Semiconductors & Semiconductor Equipment 8.6%
Amkor Technology, Inc. 38,660 1,182,996
Cirrus Logic, Inc.* 16,482 2,047,229
Intel Corp. 98,497 2,310,740
Lam Research Corp. 3,755 3,064,381
NVIDIA Corp. 503,021 61,086,870
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Teradyne, Inc. 48,866 6,544,623
76,236,839
Software 10.6%
Atlassian Corp., Class A* 50,443 8,010,853
Confluent, Inc., Class A* 25,207 513,719
Crowdstrike Holdings, Inc.,
Class A* 26,390 7,401,603
Dropbox, Inc., Class A* 165,236 4,201,951
Guidewire Software, Inc.* 68,373 12,508,157
Microsoft Corp. 93,742 40,337,183
Nutanix, Inc., Class A* 62,950 3,729,787
Palo Alto Networks, Inc.* 29,570 10,107,026
Procore Technologies, Inc.* 35,578 2,195,874
SentinelOne, Inc., Class A* 125,850 3,010,332
Teradata Corp.* 22,379 678,979
UiPath, Inc., Class A* 100,725 1,289,280
93,984,744
Specialty Retail 0.7%
Williams-Sonoma, Inc. 42,291 6,551,722
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 204,423 47,630,559
Seagate Technology Holdings
plc 103,337 11,318,502
58,949,061
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.* 28,218 4,499,360
Trading Companies & Distributors 0.3%
WESCO International, Inc. 15,586 2,618,136
Total Investments
(cost $642,565,998) — 96.1% 848,819,577
Other assets in excess of liabilities — 3.9% 34,696,715
NET ASSETS — 100.0%
$ 883,516,292
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 43
OTC Total return swap contracts outstanding as of September 30, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Albemarle Corp. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 55,657 49,978 49,978
Alliant Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 62,464 3,123 3,123
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,642 18,148 18,148
Amphenol Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 122,048 37,225 37,225
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 22,959 22,041 22,041
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 40,848 19,127 19,127
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 89,031 463,852 463,852
Aptiv plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 66,413 148,101 148,101
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 60,423 14,502 14,502
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 44,426 41,760 41,760
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 24,322 3,892 3,892
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,805 5,376 5,376
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,786 15,713 15,713
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 38,560 15,424 15,424
Brunswick Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 38,460 11,153 11,153
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 12,374 26,480 26,480
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 6.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 36,217 89,456 89,456
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 33,651 87,829 87,829
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 40,133 36,922 36,922

44 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 241,250 164,050 164,050
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 29,713 33,873 33,873
Darling Ingredients,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 44,558 26,735 26,735
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 312,572 37,509 37,509
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 42,420 18,241 18,241
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 33,368 66,069 66,069
Envista Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 246,656 – –
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 7,549 24,685 24,685
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,517 135 135
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 38,160 161,798 161,798
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 68,982 1,725 1,725
Fortrea Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 51,330 8,213 8,213
Fox Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 17,959 5,926 5,926
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,157 78,412 78,412
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 6,833 33,960 33,960
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,416 52,832 52,832
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 76,963 100,052 100,052
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 285,014 8,550 8,550
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,077 8,885 8,885

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 63,000 28,350 28,350
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 6,143 2,150 2,150
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 8,894 28,372 28,372
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 63,796 33,174 33,174
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 24,200 6,292 6,292
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 95,311 80,061 80,061
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 28,951 197,201 197,201
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 1.08% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 976,674 14,561 14,561
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 7,490 57,074 57,074
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 17,988 48,568 48,568
Monolithic Power
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 1,069 812 812
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 8.08% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 144,863 84,021 84,021
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 77,748 3,887 3,887
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 635 49,054 49,054
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 8,862 19,408 19,408
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,592 90,534 90,534
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 96,439 22,181 22,181
Palo Alto Networks,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 13,228 80,029 80,029
Penn Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 17,862 7,502 7,502

46 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 36,005 55,808 55,808
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 17,458 34,741 34,741
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 125,785 10,063 10,063
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 28,805 16,131 16,131
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 16,004 7,842 7,842
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 1,785 4,034 4,034
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,202 8,249 8,249
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,118 637 637
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 36,095 2,888 2,888
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 46,459 13,241 13,241
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 166,246 121,360 121,360
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 213,074 89,491 89,491
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 45,384 4,085 4,085
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 73,371 4,402 4,402
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 4,616 15,417 15,417
Tempur Sealy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 51,575 9,284 9,284
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 31,231 17,489 17,489
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 175,820 63,295 63,295
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 11,312 5,524 5,524

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 7,353 956 956
Veralto Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,300 69,795 69,795
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 19,935 20,722 20,722
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 593,026 77,093 77,093
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 105,583 2,112 2,112
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 36,442 20,772 20,772
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 105,372 102,211 102,211
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 226,445 108,693 108,693
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 183,336 32,999 32,999
– –
Total unrealized appreciation 3,714,317 3,714,317
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 30,868 (25,620) (25,620)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 61,013 (7,932) (7,932)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 14,140 (17,958) (17,958)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 448,741 (76,286) (76,286)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 56,893 (81,926) (81,926)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 28,784 (14,104) (14,104)
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 15,108 (3,192) (3,192)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 16,251 (26,002) (26,002)
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 140,958 (5,638) (5,638)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 41 (103) (103)

48 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 45,773 (2,289) (2,289)
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 55,200 (447) (447)
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 7,615 (2,970) (2,970)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 51,506 (58,202) (58,202)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 10,450 (25,080) (25,080)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 28,379 (33,771) (33,771)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 28,268 (27,703) (27,703)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 68,402 (34,885) (34,885)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 13,633 (6,816) (6,816)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 18,900 (101,871) (101,871)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 10,440 (8,248) (8,248)
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,900 (11,914) (11,914)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,525 (4,096) (4,096)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 724 (7) (7)
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 25,588 (17,144) (17,144)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 36,843 (46,791) (46,791)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 196,192 (16,676) (16,676)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,521 (72,232) (72,232)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 69,840 (64,951) (64,951)

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 147,056 (27,941) (27,941)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 38,479 (10,389) (10,389)
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 4,404 (1,365) (1,365)
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 29,873 (31,068) (31,068)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 23,961 (46,604) (46,604)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 83,360 (8,336) (8,336)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 18,877 (9,816) (9,816)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 6,081 (4,804) (4,804)
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 1,797 (267) (267)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 24,829 (497) (497)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 38,440 (5,382) (5,382)
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 165,664 (4,970) (4,970)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,732 (63,281) (63,281)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 121,920 (10,973) (10,973)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 35,902 (40,569) (40,569)
Mattel, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 228,743 (2,287) (2,287)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,722 (12,543) (12,543)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 14,084 (60,207) (60,207)
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 400,220 (48,026) (48,026)

50 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 66,605 (23,978) (23,978)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 258,171 (87,778) (87,778)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,632 (3,659) (3,659)
OneMain Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 20,583 (4,528) (4,528)
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 55,707 (49,579) (49,579)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 18,047 (29,958) (29,958)
Otis Worldwide
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 44,587 (4,459) (4,459)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 73,859 (24,373) (24,373)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 62,904 (11,884) (11,884)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 26,833 (77,547) (77,547)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 184,717 (86,817) (86,817)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,023 (57,831) (57,831)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 51,351 (8,216) (8,216)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 26,890 (20,168) (20,168)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 123,143 (20,934) (20,934)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 20,685 (83,981) (83,981)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,292 (83) (83)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 56,956 (33,604) (33,604)
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,123 (3,788) (3,788)

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 48,888 (45,955) (45,955)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 100,034 (28,010) (28,010)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 6,009 (15,278) (15,278)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 182,776 (86,753) (86,753)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 215,877 (49,652) (49,652)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 34,890 (39,426) (39,426)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,507 (4,425) (4,425)
Vestis Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 144,699 (25,322) (25,322)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 260,615 (122,489) (122,489)
Walgreens Boots
Alliance, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 539,459 (42,240) (42,240)
WESCO
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 2,641 (8,417) (8,417)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 75,093 (27,032) (27,032)
– –
Total unrealized depreciation (2,312,343) (2,312,343)
– –
Net unrealized appreciation 1,401,974 1,401,974
Financing Costs of Swap Contracts (306,371) (306,371)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,095,603 1,095,603
As of September 30, 2024, the Fund had $3,070,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate

52 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT U.S. 130/30 Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 53
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 848,819,577 $ – $ – $ 848,819,577
Total Return Swaps† – 3,714,317 – 3,714,317
Total Assets $ 848,819,577 $ 3,714,317 $ – $ 852,533,894
Liabilities:
Total Return Swaps† $ – $ (2,618,714) $ – $ (2,618,714)
Total Liabilities $ – $ (2,618,714) $ – $ (2,618,714)
Total $ 848,819,577 $ 1,095,603 $ – $ 849,915,180
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

54 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,714,317
Total $ 3,714,317
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,618,714)
Total $ (2,618,714)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 87.8%
Shares Value ($)
Aerospace & Defense 1.7%
Axon Enterprise, Inc.* 3,151 1,259,140
Boeing Co. (The)* 25,631 3,896,937
General Dynamics Corp. 11,394 3,443,267
General Electric Co. 47,493 8,956,230
Howmet Aerospace, Inc. 17,836 1,788,059
Huntington Ingalls Industries,
Inc. 1,768 467,424
L3Harris Technologies, Inc. 8,373 1,991,685
Lockheed Martin Corp. 9,299 5,435,823
Northrop Grumman Corp. 6,040 3,189,543
RTX Corp. 58,355 7,070,292
Textron, Inc. 8,244 730,253
TransDigm Group, Inc. 2,469 3,523,584
41,752,237
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 5,196 573,482
Expeditors International of
Washington, Inc. 6,115 803,511
FedEx Corp. 9,993 2,734,884
United Parcel Service, Inc.,
Class B 32,196 4,389,603
8,501,480
Automobile Components 0.0%
†
Aptiv plc* 11,710 843,237
BorgWarner, Inc.(a) 10,119 367,219
1,210,456
Automobiles 1.5%
Ford Motor Co. 170,581 1,801,335
General Motors Co. 49,238 2,207,832
Tesla, Inc.* 121,977 31,912,843
35,922,010
Banks 2.7%
Bank of America Corp. 300,322 11,916,777
Citigroup, Inc. 84,252 5,274,175
Citizens Financial Group, Inc. 19,724 810,065
Fifth Third Bancorp 29,277 1,254,227
Huntington Bancshares, Inc. 63,660 935,802
JPMorgan Chase & Co. 125,037 26,365,302
KeyCorp 40,366 676,130
M&T Bank Corp. 7,259 1,292,973
PNC Financial Services
Group, Inc. (The) 17,309 3,199,569
Regions Financial Corp. 39,889 930,610
Truist Financial Corp.(a) 58,576 2,505,295
US Bancorp 68,122 3,115,219
Wells Fargo & Co. 149,042 8,419,383
66,695,527
Beverages 1.2%
Brown-Forman Corp., Class
B(a) 8,127 399,848
Coca-Cola Co. (The) 170,636 12,261,903
Constellation Brands, Inc.,
Class A 6,860 1,767,754
Keurig Dr Pepper, Inc. 46,074 1,726,854
Molson Coors Beverage Co.,
Class B 7,643 439,625
Monster Beverage Corp.* 30,790 1,606,314
PepsiCo, Inc. 60,053 10,212,013
28,414,311
Common Stocks
Shares Value ($)
Biotechnology 1.7%
AbbVie, Inc. 77,463 15,297,393
Amgen, Inc. 23,679 7,629,611
Biogen, Inc.* 6,367 1,234,179
Gilead Sciences, Inc. 54,993 4,610,613
Incyte Corp.*(a) 6,840 452,124
Moderna, Inc.* 14,759 986,344
Regeneron Pharmaceuticals,
Inc.* 4,649 4,887,215
Vertex Pharmaceuticals, Inc.* 11,312 5,260,985
40,358,464
Broadline Retail 3.2%
Amazon.com, Inc.* 410,513 76,490,887
eBay, Inc. 22,032 1,434,504
77,925,391
Building Products 0.5%
A O Smith Corp. 5,116 459,570
Allegion plc 3,885 566,200
Builders FirstSource, Inc.* 5,362 1,039,477
Carrier Global Corp. 36,987 2,977,084
Johnson Controls International
plc 30,192 2,343,201
Masco Corp. 9,900 831,006
Trane Technologies plc 9,886 3,842,985
12,059,523
Capital Markets 2.6%
Ameriprise Financial, Inc. 4,421 2,077,030
Bank of New York Mellon
Corp. (The) 32,726 2,351,690
BlackRock, Inc. 6,166 5,854,679
Blackstone, Inc. 31,545 4,830,486
Cboe Global Markets, Inc. 4,559 934,002
Charles Schwab Corp. (The) 65,899 4,270,914
CME Group, Inc. 15,770 3,479,650
FactSet Research Systems,
Inc. 1,751 805,197
Franklin Resources, Inc.(a) 13,898 280,045
Goldman Sachs Group, Inc.
(The) 13,914 6,888,961
Intercontinental Exchange, Inc. 25,293 4,063,068
Invesco Ltd. 21,872 384,072
KKR & Co., Inc. 29,471 3,848,323
MarketAxess Holdings, Inc. 1,658 424,780
Moody's Corp. 6,823 3,238,128
Morgan Stanley 54,399 5,670,552
MSCI, Inc., Class A 3,500 2,040,255
Nasdaq, Inc. 17,920 1,308,339
Northern Trust Corp. 8,771 789,653
Raymond James Financial,
Inc.(a) 8,082 989,722
S&P Global, Inc. 14,034 7,250,245
State Street Corp. 12,947 1,145,421
T. Rowe Price Group, Inc.(a) 9,683 1,054,769
63,979,981
Chemicals 1.3%
Air Products & Chemicals, Inc. 9,728 2,896,415
Albemarle Corp.(a) 5,200 492,492
Celanese Corp., Class A(a) 4,658 633,302
CF Industries Holdings, Inc. 7,895 677,391
Corteva, Inc. 30,368 1,785,335
Dow, Inc.(a) 30,473 1,664,740

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 18,169 1,619,040
Eastman Chemical Co. 5,221 584,491
Ecolab, Inc. 11,137 2,843,610
FMC Corp. 5,575 367,615
International Flavors &
Fragrances, Inc. 11,243 1,179,728
Linde plc 21,192 10,105,617
LyondellBasell Industries NV,
Class A 11,209 1,074,943
Mosaic Co. (The) 14,524 388,953
PPG Industries, Inc. 10,339 1,369,504
Sherwin-Williams Co. (The) 10,175 3,883,492
31,566,668
Commercial Services & Supplies 0.5%
Cintas Corp. 15,152 3,119,494
Copart, Inc.* 38,607 2,023,007
Republic Services, Inc., Class
A 8,908 1,789,083
Rollins, Inc. 12,147 614,395
Veralto Corp. 10,727 1,199,922
Waste Management, Inc. 16,111 3,344,643
12,090,544
Communications Equipment 0.7%
Arista Networks, Inc.* 11,277 4,328,338
Cisco Systems, Inc. 176,887 9,413,926
F5, Inc.* 2,580 568,116
Juniper Networks, Inc. 14,158 551,879
Motorola Solutions, Inc. 7,362 3,310,176
18,172,435
Construction & Engineering 0.1%
Quanta Services, Inc. 6,458 1,925,453
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,666 1,434,975
Vulcan Materials Co. 5,761 1,442,727
2,877,702
Consumer Finance 0.5%
American Express Co. 24,573 6,664,197
Capital One Financial Corp. 16,994 2,544,512
Discover Financial Services 10,972 1,539,262
Synchrony Financial 17,032 849,556
11,597,527
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp. 19,452 17,244,587
Dollar General Corp.(a) 9,762 825,572
Dollar Tree, Inc.* 8,828 620,785
Kroger Co. (The) 29,176 1,671,785
Sysco Corp. 21,605 1,686,486
Target Corp.(a) 20,246 3,155,542
Walgreens Boots Alliance, Inc.
(a) 30,185 270,458
Walmart, Inc. 190,238 15,361,718
40,836,933
Containers & Packaging 0.2%
Amcor plc 65,238 739,147
Avery Dennison Corp. 3,522 777,517
Ball Corp. 13,197 896,208
International Paper Co.(a) 15,204 742,715
Packaging Corp. of America 3,912 842,645
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 21,551 1,065,050
5,063,282
Distributors 0.1%
Genuine Parts Co. 6,074 848,417
LKQ Corp. 11,363 453,611
Pool Corp.(a) 1,679 632,647
1,934,675
Diversified Telecommunication Services 0.6%
AT&T, Inc.(a) 316,498 6,962,956
Verizon Communications, Inc. 184,751 8,297,167
15,260,123
Electric Utilities 1.5%
Alliant Energy Corp. 11,366 689,803
American Electric Power Co.,
Inc. 23,104 2,370,470
Constellation Energy Corp. 13,752 3,575,795
Duke Energy Corp.(a) 33,840 3,901,752
Edison International 17,072 1,486,800
Entergy Corp.(a) 9,317 1,226,210
Evergy, Inc. 10,057 623,635
Eversource Energy 16,268 1,107,037
Exelon Corp. 43,570 1,766,764
FirstEnergy Corp. 23,405 1,038,012
NextEra Energy, Inc. 90,142 7,619,703
NRG Energy, Inc. 9,015 821,267
PG&E Corp. 93,770 1,853,833
Pinnacle West Capital Corp.(a) 4,763 421,954
PPL Corp. 31,705 1,048,801
Southern Co. (The) 48,265 4,352,538
Xcel Energy, Inc. 24,291 1,586,202
35,490,576
Electrical Equipment 0.7%
AMETEK, Inc. 10,048 1,725,342
Eaton Corp. plc 17,439 5,779,982
Emerson Electric Co. 25,063 2,741,140
GE Vernova, Inc.* 11,979 3,054,406
Generac Holdings, Inc.*(a) 2,693 427,864
Hubbell, Inc., Class B(a) 2,337 1,001,054
Rockwell Automation, Inc. 4,983 1,337,736
16,067,524
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A 53,022 3,454,913
CDW Corp. 5,886 1,332,002
Corning, Inc.(a) 33,744 1,523,542
Jabil, Inc. 5,243 628,269
Keysight Technologies, Inc.* 7,663 1,217,880
Teledyne Technologies, Inc.* 2,070 905,956
Trimble, Inc.* 10,746 667,219
Zebra Technologies Corp.,
Class A* 2,255 835,072
10,564,853
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 44,807 1,619,773
Halliburton Co. 37,880 1,100,414
Schlumberger NV 61,671 2,587,099
5,307,286
Entertainment 1.0%
Electronic Arts, Inc. 10,458 1,500,095

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 6,810 745,627
Netflix, Inc.* 18,828 13,354,136
Take-Two Interactive Software,
Inc.* 7,174 1,102,716
Walt Disney Co. (The) 79,507 7,647,778
Warner Bros Discovery, Inc.* 98,639 813,772
25,164,124
Financial Services 3.6%
Berkshire Hathaway, Inc.,
Class B* 80,502 37,051,851
Corpay, Inc.* 3,056 955,795
Fidelity National Information
Services, Inc. 24,657 2,065,024
Fiserv, Inc.* 25,273 4,540,294
Global Payments, Inc. 11,128 1,139,730
Jack Henry & Associates, Inc.
(a) 3,091 545,685
Mastercard, Inc., Class A 36,258 17,904,200
PayPal Holdings, Inc.* 44,837 3,498,631
Visa, Inc., Class A(a) 73,411 20,184,354
87,885,564
Food Products 0.6%
Archer-Daniels-Midland Co. 21,665 1,294,267
Bunge Global SA 6,097 589,214
Campbell Soup Co. 8,592 420,321
Conagra Brands, Inc. 20,575 669,099
General Mills, Inc.(a) 24,920 1,840,342
Hershey Co. (The) 6,456 1,238,132
Hormel Foods Corp. 12,808 406,014
J M Smucker Co. (The) 4,703 569,533
Kellanova 11,730 946,728
Kraft Heinz Co. (The) 39,738 1,395,201
Lamb Weston Holdings, Inc.(a) 6,783 439,131
McCormick & Co., Inc.
(Non-Voting) 10,992 904,642
Mondelez International, Inc.,
Class A 58,606 4,317,504
Tyson Foods, Inc., Class A 12,569 748,610
15,778,738
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 6,740 934,905
Ground Transportation 0.9%
CSX Corp. 86,130 2,974,069
JB Hunt Transport Services,
Inc. 3,454 595,228
Norfolk Southern Corp. 9,972 2,478,042
Old Dominion Freight Line, Inc. 8,467 1,681,885
Uber Technologies, Inc.* 92,748 6,970,939
Union Pacific Corp. 26,858 6,619,960
21,320,123
Health Care Equipment & Supplies 2.1%
Abbott Laboratories 76,789 8,754,714
Align Technology, Inc.* 3,086 784,832
Baxter International, Inc. 22,206 843,162
Becton Dickinson & Co. 12,714 3,065,345
Boston Scientific Corp.* 64,895 5,438,201
Cooper Cos., Inc. (The)* 8,793 970,220
Dexcom, Inc.* 17,358 1,163,680
Edwards Lifesciences Corp.* 26,229 1,730,852
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc.(a) 20,069 1,883,476
Hologic, Inc.* 10,079 821,035
IDEXX Laboratories, Inc.*(a) 3,583 1,810,203
Insulet Corp.* 3,069 714,310
Intuitive Surgical, Inc.* 15,509 7,619,106
Medtronic plc 55,973 5,039,249
ResMed, Inc. 6,424 1,568,227
Solventum Corp.* 6,010 419,017
STERIS plc 4,273 1,036,373
Stryker Corp. 15,144 5,470,922
Teleflex, Inc. 2,090 516,899
Zimmer Biomet Holdings, Inc.
(a) 9,316 1,005,662
50,655,485
Health Care Providers & Services 2.2%
Cardinal Health, Inc. 11,045 1,220,693
Cencora, Inc. 7,734 1,740,769
Centene Corp.* 23,542 1,772,242
Cigna Group (The) 12,539 4,344,011
CVS Health Corp. 55,037 3,460,727
DaVita, Inc.* 2,028 332,450
Elevance Health, Inc. 10,234 5,321,680
HCA Healthcare, Inc. 8,136 3,306,714
Henry Schein, Inc.*(a) 5,302 386,516
Humana, Inc. 5,246 1,661,618
Labcorp Holdings, Inc. 3,627 810,562
McKesson Corp. 5,664 2,800,395
Molina Healthcare, Inc.* 2,586 891,032
Quest Diagnostics, Inc. 4,890 759,172
UnitedHealth Group, Inc. 40,582 23,727,484
Universal Health Services,
Inc., Class B 2,560 586,266
53,122,331
Health Care REITs 0.2%
Alexandria Real Estate
Equities, Inc. 6,925 822,344
Healthpeak Properties, Inc. 30,731 702,818
Ventas, Inc. 18,384 1,178,966
Welltower, Inc. 25,432 3,256,059
5,960,187
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 29,994 527,894
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 19,333 2,451,618
Booking Holdings, Inc. 1,472 6,200,241
Caesars Entertainment,
Inc.*(a) 9,376 391,354
Carnival Corp.* 44,231 817,389
Chipotle Mexican Grill, Inc.,
Class A* 60,432 3,482,092
Darden Restaurants, Inc.(a) 5,140 843,628
Domino's Pizza, Inc. 1,524 655,533
Expedia Group, Inc.* 5,439 805,081
Hilton Worldwide Holdings,
Inc. 10,744 2,476,492
Las Vegas Sands Corp.(a) 15,512 780,874
Marriott International, Inc.,
Class A 10,199 2,535,471
McDonald's Corp. 31,451 9,577,144

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International*(a) 10,025 391,877
Norwegian Cruise Line
Holdings Ltd.*(a) 19,133 392,418
Royal Caribbean Cruises Ltd.
(a) 10,451 1,853,589
Starbucks Corp. 49,709 4,846,131
Wynn Resorts Ltd.(a) 4,073 390,519
Yum! Brands, Inc. 12,232 1,708,933
40,600,384
Household Durables 0.4%
DR Horton, Inc. 13,182 2,514,730
Garmin Ltd. 6,771 1,191,899
Lennar Corp., Class A 10,672 2,000,787
Mohawk Industries, Inc.* 2,289 367,797
NVR, Inc.* 138 1,354,028
PulteGroup, Inc. 9,176 1,317,031
8,746,272
Household Products 1.1%
Church & Dwight Co., Inc. 10,690 1,119,457
Clorox Co. (The) 5,543 903,010
Colgate-Palmolive Co. 35,614 3,697,089
Kimberly-Clark Corp. 14,717 2,093,935
Procter & Gamble Co. (The) 103,454 17,918,233
25,731,724
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 31,424 630,365
Vistra Corp. 15,027 1,781,301
2,411,666
Industrial Conglomerates 0.4%
3M Co. 24,101 3,294,607
Honeywell International, Inc. 28,534 5,898,263
9,192,870
Industrial REITs 0.2%
Prologis, Inc. 40,657 5,134,166
Insurance 1.9%
Aflac, Inc. 21,996 2,459,153
Allstate Corp. (The) 11,544 2,189,319
American International Group,
Inc. 28,968 2,121,327
Aon plc, Class A 9,529 3,296,939
Arch Capital Group Ltd.* 16,425 1,837,629
Arthur J Gallagher & Co. 9,645 2,713,814
Assurant, Inc.(a) 2,195 436,498
Brown & Brown, Inc. 10,786 1,117,429
Chubb Ltd. 16,436 4,739,978
Cincinnati Financial Corp. 6,783 923,302
Erie Indemnity Co., Class A 1,077 581,386
Everest Group Ltd. 1,890 740,559
Globe Life, Inc. 4,044 428,300
Hartford Financial Services
Group, Inc. (The) 12,994 1,528,224
Loews Corp. 8,081 638,803
Marsh & McLennan Cos., Inc. 21,540 4,805,358
MetLife, Inc. 25,568 2,108,849
Principal Financial Group, Inc. 9,432 810,209
Progressive Corp. (The) 25,677 6,515,795
Prudential Financial, Inc. 15,569 1,885,406
Travelers Cos., Inc. (The) 9,974 2,335,113
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 13,037 739,589
Willis Towers Watson plc 4,437 1,306,830
46,259,809
Interactive Media & Services 5.5%
Alphabet, Inc., Class A 257,975 42,785,154
Alphabet, Inc., Class C 210,707 35,228,103
Match Group, Inc.* 11,221 424,602
Meta Platforms, Inc., Class A 96,013 54,961,682
133,399,541
IT Services 1.1%
Accenture plc, Class A 27,465 9,708,328
Akamai Technologies, Inc.* 6,575 663,746
Amentum Holdings, Inc.* 5,412 174,537
Cognizant Technology
Solutions Corp., Class A 21,619 1,668,555
EPAM Systems, Inc.* 2,466 490,808
Gartner, Inc.* 3,355 1,700,180
GoDaddy, Inc., Class A* 6,126 960,434
International Business
Machines Corp. 40,548 8,964,352
TE Connectivity plc 13,242 1,999,410
VeriSign, Inc.* 3,642 691,834
27,022,184
Leisure Products 0.0%
†
Hasbro, Inc. 5,976 432,184
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 12,750 1,893,120
Bio-Techne Corp. 7,149 571,420
Charles River Laboratories
International, Inc.*(a) 2,206 434,516
Danaher Corp. 28,737 7,989,461
IQVIA Holdings, Inc.* 7,585 1,797,417
Mettler-Toledo International,
Inc.* 923 1,384,223
Revvity, Inc.(a) 5,502 702,880
Thermo Fisher Scientific, Inc. 16,725 10,345,583
Waters Corp.* 2,580 928,516
West Pharmaceutical
Services, Inc. 3,222 967,116
27,014,252
Machinery 1.5%
Caterpillar, Inc. 21,230 8,303,478
Cummins, Inc. 6,001 1,943,064
Deere & Co.(a) 11,232 4,687,451
Dover Corp. 5,987 1,147,947
Fortive Corp. 15,365 1,212,759
IDEX Corp. 3,489 748,390
Illinois Tool Works, Inc. 12,000 3,144,840
Ingersoll Rand, Inc. 17,681 1,735,567
Nordson Corp. 2,418 635,039
Otis Worldwide Corp. 17,394 1,807,932
PACCAR, Inc. 22,957 2,265,397
Parker-Hannifin Corp. 5,624 3,553,356
Pentair plc 7,299 713,769
Snap-on, Inc. 2,345 679,370
Stanley Black & Decker, Inc. 6,721 740,184
Westinghouse Air Brake
Technologies Corp. 7,654 1,391,268

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 10,631 1,435,504
36,145,315
Media 0.5%
Charter Communications, Inc.,
Class A*(a) 4,248 1,376,692
Comcast Corp., Class A 169,386 7,075,253
Fox Corp., Class A 10,117 428,253
Fox Corp., Class B 6,732 261,201
Interpublic Group of Cos., Inc.
(The)(a) 16,412 519,111
News Corp., Class A 17,115 455,772
News Corp., Class B 4,547 127,089
Omnicom Group, Inc. 8,599 889,051
Paramount Global, Class B(a) 25,553 271,373
11,403,795
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 63,221 3,155,992
Newmont Corp. 50,209 2,683,671
Nucor Corp. 10,709 1,609,991
Steel Dynamics, Inc. 6,358 801,617
8,251,271
Multi-Utilities 0.6%
Ameren Corp. 11,724 1,025,381
CenterPoint Energy, Inc. 28,629 842,265
CMS Energy Corp.(a) 12,948 914,517
Consolidated Edison, Inc. 15,239 1,586,837
Dominion Energy, Inc.(a) 36,596 2,114,883
DTE Energy Co. 9,048 1,161,854
NiSource, Inc.(a) 19,808 686,347
Public Service Enterprise
Group, Inc. 22,017 1,964,137
Sempra 27,934 2,336,120
WEC Energy Group, Inc.(a) 14,105 1,356,619
13,988,960
Office REITs 0.0%
†
BXP, Inc.(a) 6,304 507,220
Oil, Gas & Consumable Fuels 2.7%
APA Corp.(a) 17,009 416,040
Chevron Corp.(a) 74,442 10,963,073
ConocoPhillips 51,624 5,434,975
Coterra Energy, Inc. 32,380 775,501
Devon Energy Corp.(a) 27,500 1,075,800
Diamondback Energy, Inc. 8,400 1,448,160
EOG Resources, Inc. 25,057 3,080,257
EQT Corp.(a) 25,766 944,066
Exxon Mobil Corp. 195,250 22,887,205
Hess Corp. 12,058 1,637,476
Kinder Morgan, Inc. 83,982 1,855,162
Marathon Oil Corp. 24,784 659,998
Marathon Petroleum Corp. 15,427 2,513,213
Occidental Petroleum Corp. 29,719 1,531,717
ONEOK, Inc. 25,542 2,327,643
Phillips 66 18,217 2,394,625
Targa Resources Corp. 9,544 1,412,608
Valero Energy Corp. 13,930 1,880,968
Williams Cos., Inc. (The) 53,405 2,437,938
65,676,425
Passenger Airlines 0.1%
Delta Air Lines, Inc.(a) 28,078 1,426,082
Common Stocks
Shares Value ($)
Passenger Airlines
Southwest Airlines Co. 26,234 777,313
United Airlines Holdings, Inc.* 14,431 823,433
3,026,828
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 10,190 1,015,841
Kenvue, Inc. 84,571 1,956,127
2,971,968
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 88,903 4,599,841
Catalent, Inc.* 7,888 477,776
Eli Lilly & Co. 34,678 30,722,627
Johnson & Johnson 105,791 17,144,490
Merck & Co., Inc. 111,168 12,624,238
Pfizer, Inc. 248,623 7,195,150
Viatris, Inc. 51,158 593,944
Zoetis, Inc., Class A 19,860 3,880,247
77,238,313
Professional Services 0.6%
Automatic Data Processing,
Inc. 17,885 4,949,316
Broadridge Financial
Solutions, Inc. 5,213 1,120,951
Dayforce, Inc.*(a) 6,651 407,374
Equifax, Inc. 5,418 1,592,134
Jacobs Solutions, Inc. 6,591 862,762
Leidos Holdings, Inc. 5,887 959,581
Paychex, Inc.(a) 14,079 1,889,261
Paycom Software, Inc. 2,120 353,128
Verisk Analytics, Inc., Class A 6,298 1,687,612
13,822,119
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 13,212 1,644,630
CoStar Group, Inc.*(a) 17,773 1,340,795
2,985,425
Residential REITs 0.3%
AvalonBay Communities, Inc. 6,285 1,415,696
Camden Property Trust 4,541 560,950
Equity Residential 14,954 1,113,475
Essex Property Trust, Inc. 2,850 841,947
Invitation Homes, Inc. 25,033 882,663
Mid-America Apartment
Communities, Inc. 5,151 818,494
UDR, Inc. 13,458 610,186
6,243,411
Retail REITs 0.3%
Federal Realty Investment
Trust 3,176 365,145
Kimco Realty Corp. 31,624 734,309
Realty Income Corp. 38,688 2,453,593
Regency Centers Corp. 6,976 503,876
Simon Property Group, Inc. 13,475 2,277,545
6,334,468
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.* 70,978 11,646,070
Analog Devices, Inc. 21,890 5,038,421
Applied Materials, Inc. 36,677 7,410,588
Broadcom, Inc. 204,569 35,288,152
Enphase Energy, Inc.*(a) 6,080 687,162

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 4,649 1,159,647
Intel Corp. 186,935 4,385,495
KLA Corp. 5,943 4,602,319
Lam Research Corp. 5,771 4,709,598
Microchip Technology, Inc. 23,364 1,875,896
Micron Technology, Inc. 48,594 5,039,684
Monolithic Power Systems,
Inc. 2,116 1,956,242
NVIDIA Corp. 1,081,100 131,288,784
NXP Semiconductors NV 11,113 2,667,231
ON Semiconductor Corp.* 18,713 1,358,751
Qorvo, Inc.* 4,025 415,782
QUALCOMM, Inc. 48,761 8,291,808
Skyworks Solutions, Inc. 7,182 709,366
Teradyne, Inc. 7,421 993,894
Texas Instruments, Inc.(a) 39,988 8,260,321
237,785,211
Software 9.1%
Adobe, Inc.* 19,775 10,239,099
ANSYS, Inc.* 3,826 1,219,078
Autodesk, Inc.* 9,442 2,601,082
Cadence Design Systems,
Inc.* 12,011 3,255,341
Crowdstrike Holdings, Inc.,
Class A* 10,151 2,847,051
Fair Isaac Corp.* 1,075 2,089,284
Fortinet, Inc.* 28,202 2,187,065
Gen Digital, Inc. 23,744 651,298
Intuit, Inc. 12,266 7,617,186
Microsoft Corp. 326,661 140,562,228
Oracle Corp. 70,094 11,944,018
Palantir Technologies, Inc.,
Class A* 88,248 3,282,826
Palo Alto Networks, Inc.* 14,262 4,874,752
PTC, Inc.* 5,468 987,849
Roper Technologies, Inc. 4,725 2,629,179
Salesforce, Inc. 42,453 11,619,811
ServiceNow, Inc.* 9,025 8,071,870
Synopsys, Inc.* 6,733 3,409,524
Tyler Technologies, Inc.* 1,836 1,071,710
221,160,251
Specialized REITs 0.9%
American Tower Corp. 20,494 4,766,085
Crown Castle, Inc. 19,077 2,263,104
Digital Realty Trust, Inc. 13,531 2,189,722
Equinix, Inc. 4,165 3,696,979
Extra Space Storage, Inc. 9,303 1,676,308
Iron Mountain, Inc. 12,879 1,530,411
Public Storage 6,923 2,519,072
SBA Communications Corp.,
Class A 4,681 1,126,717
VICI Properties, Inc., Class A 45,559 1,517,570
Weyerhaeuser Co. 31,725 1,074,208
22,360,176
Specialty Retail 1.7%
AutoZone, Inc.* 759 2,390,880
Best Buy Co., Inc. 8,554 883,628
CarMax, Inc.*(a) 6,548 506,684
Home Depot, Inc. (The) 43,745 17,725,474
Lowe's Cos., Inc. 24,927 6,751,478
Common Stocks
Shares Value ($)
Specialty Retail
O'Reilly Automotive, Inc.* 2,536 2,920,458
Ross Stores, Inc. 14,550 2,189,920
TJX Cos., Inc. (The) 49,865 5,861,132
Tractor Supply Co.(a) 4,759 1,384,536
Ulta Beauty, Inc.* 2,080 809,370
41,423,560
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 668,178 155,685,474
Dell Technologies, Inc., Class
C(a) 12,591 1,492,537
Hewlett Packard Enterprise
Co. 56,194 1,149,729
HP, Inc. 42,615 1,528,600
NetApp, Inc. 9,091 1,122,830
Seagate Technology Holdings
plc(a) 9,178 1,005,266
Super Micro Computer, Inc.*(a) 2,209 919,828
Western Digital Corp.* 14,439 986,039
163,890,303
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 6,661 1,062,096
Lululemon Athletica, Inc.*(a) 5,034 1,365,976
NIKE, Inc., Class B 52,666 4,655,674
Ralph Lauren Corp., Class A 1,709 331,324
Tapestry, Inc.(a) 10,161 477,364
7,892,434
Tobacco 0.5%
Altria Group, Inc. 75,818 3,869,751
Philip Morris International, Inc. 68,620 8,330,468
12,200,219
Trading Companies & Distributors 0.2%
Fastenal Co. 25,060 1,789,785
United Rentals, Inc. 2,919 2,363,602
WW Grainger, Inc.(a) 1,957 2,032,951
6,186,338
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 8,660 1,266,438
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 21,471 4,430,756
Total Common Stocks
(cost $1,006,692,937) 2,140,060,568
Purchased Options 0.4%
Number of
Contracts
Call Options 0.4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
10/18/2024 at USD
5,900.00, European Style
Notional Amount: USD
127,350,808
Exchange Traded
*
442 591,175

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
11/15/2024 at USD
5,800.00, European Style
Notional Amount: USD
254,701,616
Exchange Traded
*
884 5,734,950
S&P 500 E-Mini Index
12/20/2024 at USD
5,975.00, American Style
Notional Amount: USD
254,701,616
Exchange Traded
*
884 3,237,650
Total Purchased Options
(cost $6,353,009) 9,563,775
Short-Term Investment 7.1%
Shares
U.S. Treasury Obligation 7.1%
U.S. Treasury Bills, 5.27%,
10/3/2024(a) 173,000,000 172,954,877
Total Short-Term Investment
(cost $172,950,589) 172,954,877
Repurchase Agreements 1.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.90%, dated
9/26/2024, due
10/1/2024, repurchase
price $10,047,639,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$10,200,000.(b) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $17,978,787,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$18,335,842.(b) 17,976,315 17,97 6,315
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
4.83%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$4,018,783, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$4,080,002.(b) 4,000,000 4,000,000
ING Financial Services LLC,
4.83%, dated 9/27/2024,
due 10/1/2024,
repurchase price
$6,022,540, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$6,120,002.(b) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $37,976,315) 37,976,315
Total Investments
(cost $1,223,972,850) — 96.9% 2,360,555,535
Other assets in excess of liabilities — 3.1% 75,748,921
NET ASSETS — 100.0%
$ 2,436,304,456
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $231,370,540, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $37,976,315 and by
$198,131,613 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $236,107,928.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$37,976,315.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 430 12/2024 USD 125,006,375 791,234
U.S. Treasury Long Bond 1,746 12/2024 USD 216,831,375 (1,134,297)
Net contracts (343,063)
As of September 30, 2024, the Fund had $2,583,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,140,060,568 $ – $ – $ 2,140,060,568
Futures Contracts 791,234 – – 791,234
Purchased Option 9,563,775 – – 9,563,775
Repurchase Agreements – 37,976,315 – 37,976,315
Short-Term Investment – 172,954,877 – 172,954,877
Total Assets $ 2,150,415,577 $ 210,931,192 $ – $ 2,361,346,769
Liabilities:
Futures Contracts $ (1,134,297) $ – $ – $ (1,134,297)
Total Liabilities $ (1,134,297) $ – $ – $ (1,134,297)
Total $ 2,149,281,280 $ 210,931,192 $ – $ 2,360,212,472

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 9,563,775
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 791,234
Total $ 10,355,009
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,134,297)
Total $ (1,134,297)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks 88.6%
Shares Value ($)
Aerospace & Defense 3.9%
Howmet Aerospace, Inc. 81,478 8,168,169
L3Harris Technologies, Inc. 58,247 13,855,214
22,023,383
Air Freight & Logistics 1.2%
FedEx Corp. 24,455 6,692,844
Automobiles 0.8%
General Motors Co. 107,089 4,801,871
Banks 7.9%
Bank of America Corp. 243,869 9,676,722
Citigroup, Inc. 49,476 3,097,197
First Horizon Corp. 357,790 5,556,479
JPMorgan Chase & Co. 62,805 13,243,062
PNC Financial Services
Group, Inc. (The) 13,549 2,504,533
US Bancorp 229,870 10,511,955
44,589,948
Biotechnology 0.4%
Amgen, Inc. 7,457 2,402,720
Building Products 1.2%
Johnson Controls International
plc 83,949 6,515,282
Capital Markets 3.6%
CME Group, Inc. 38,892 8,581,520
Goldman Sachs Group, Inc.
(The) 23,390 11,580,623
20,162,143
Commercial Services & Supplies 0.4%
Veralto Corp. 22,369 2,502,196
Communications Equipment 3.4%
Cisco Systems, Inc. 357,810 19,042,648
Construction Materials 1.6%
CRH plc 97,628 9,054,021
Consumer Finance 0.5%
Capital One Financial Corp. 17,297 2,589,880
Containers & Packaging 2.5%
Crown Holdings, Inc.(a) 38,982 3,737,594
International Paper Co.(a) 208,210 10,171,059
13,908,653
Diversified Telecommunication Services 3.4%
AT&T, Inc. 867,193 19,078,246
Electric Utilities 1.7%
Constellation Energy Corp. 36,852 9,582,257
Electrical Equipment 4.3%
AMETEK, Inc. 29,957 5,143,916
GE Vernova, Inc.* 37,066 9,451,089
Hubbell, Inc., Class B(a) 22,802 9,767,237
24,362,242
Financial Services 4.5%
Berkshire Hathaway, Inc.,
Class B* 42,632 19,621,804
Voya Financial, Inc. 72,194 5,719,209
25,341,013
Health Care Equipment & Supplies 7.4%
Alcon, Inc.CHF 61,734 6,177,721
Baxter International, Inc. 163,116 6,193,515
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson & Co. 48,683 11,737,471
Medtronic plc 195,390 17,590,962
41,699,669
Health Care Providers & Services 3.0%
Labcorp Holdings, Inc. 22,596 5,049,754
UnitedHealth Group, Inc. 19,899 11,634,547
16,684,301
Hotels, Restaurants & Leisure 2.2%
International Game
Technology plc(a) 126,694 2,698,582
Las Vegas Sands Corp.(a) 190,177 9,573,510
12,272,092
Industrial Conglomerates 0.7%
3M Co. 29,937 4,092,388
Insurance 7.9%
Allstate Corp. (The) 62,078 11,773,093
American International Group,
Inc. 61,330 4,491,196
Aon plc, Class A 22,165 7,668,868
Assurant, Inc.(a) 40,320 8,018,035
Globe Life, Inc. 24,016 2,543,534
RenaissanceRe Holdings Ltd. 24,752 6,742,445
Willis Towers Watson plc 12,305 3,624,192
44,861,363
IT Services 1.5%
International Business
Machines Corp. 27,923 6,173,217
TE Connectivity plc 17,166 2,591,894
8,765,111
Life Sciences Tools & Services 2.0%
Danaher Corp. 40,887 11,367,404
Media 1.4%
Omnicom Group, Inc. 75,268 7,781,959
Metals & Mining 2.9%
Freeport-McMoRan, Inc. 147,684 7,372,385
Newmont Corp. 166,761 8,913,376
16,285,761
Multi-Utilities 1.1%
Dominion Energy, Inc.(a) 110,874 6,407,409
Oil, Gas & Consumable Fuels 6.4%
ConocoPhillips 107,452 11,312,547
Diamondback Energy, Inc. 32,544 5,610,586
EQT Corp.(a) 221,508 8,116,053
Marathon Petroleum Corp. 16,773 2,732,489
Phillips 66 62,760 8,249,802
36,021,477
Personal Care Products 2.4%
Kenvue, Inc. 579,287 13,398,908
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 117,581 6,083,641
Sanofi SA, ADR(a) 248,560 14,324,513
20,408,154
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc. 37,306 7,537,677

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Software 0.9%
Dolby Laboratories, Inc., Class
A 63,504 4,859,961
Specialty Retail 0.6%
Best Buy Co., Inc. 31,164 3,219,241
Tobacco 1.3%
Philip Morris International, Inc. 62,667 7,607,774
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc. 20,262 4,181,266
Total Common Stocks
(cost $371,940,200) 500,101,262
Purchased Options 0.4%
Number of
Contracts
Call Options 0.4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
10/18/2024 at USD
5,900.00, European Style
Notional Amount: USD
28,812,400
Exchange Traded
*
100 133,750
S&P 500 E-Mini Index
11/15/2024 at USD
5,800.00, European Style
Notional Amount: USD
57,624,800
Exchange Traded
*
200 1,297,500
S&P 500 E-Mini Index
12/20/2024 at USD
5,975.00, American Style
Notional Amount: USD
57,624,800
Exchange Traded
*
200 732,500
Total Purchased Options
(cost $1,437,332) 2,163,750
Short-Term Investment 3.7%
Shares
U.S. Treasury Obligation 3.7%
U.S. Treasury Bills, 5.27%,
10/3/2024(a) 21,000,000 20,994,522
Total Short-Term Investment
(cost $20,993,947) 20,994,522
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$3,000,413, collateralized
by U.S. Government
Agency Securities,
ranging from 0.75%
- 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,918,317, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $1,956,414.(b) 1,918,053 1,918,053
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$3,000,404, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Pershing LLC,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,269, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$2,040,007.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,918,053) 9,918,053
Total Investments
(cost $404,289,532) — 94.5% 533,177,587
Other assets in excess of liabilities — 5.5% 31,239,224
NET ASSETS — 100.0%
$ 564,416,811

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $43,704,085, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,918,053 and by
$34,855,510 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/31/2024 –
2/15/2053, a total value of $44,773,563.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$9,918,053.
ADR American Depositary Receipt
Currency:
CHF Switzerland Franc
USD United States Dollar
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value Emini Index 575 12/2024 USD 54,199,500 811,314
U.S. Treasury Long Bond 407 12/2024 USD 50,544,313 (264,380)
Total long contracts 546,934
Short Contracts
S&P 500 E-Mini Index (150) 12/2024 USD (43,606,875) (696,639)
Total short contracts (696,639)
Net contracts (149,705)
As of September 30, 2024, the Fund had $3,581,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 500,101,262 $ – $ – $ 500,101,262
Futures Contracts 811,314 – – 811,314
Purchased Option 2,163,750 – – 2,163,750
Repurchase Agreements – 9,918,053 – 9,918,053
Short-Term Investment – 20,994,522 – 20,994,522
Total Assets $ 503,076,326 $ 30,912,575 $ – $ 533,988,901
Liabilities:
Futures Contracts $ (961,019) $ – $ – $ (961,019)
Total Liabilities $ (961,019) $ – $ – $ (961,019)
Total $ 502,115,307 $ 30,912,575 $ – $ 533,027,882

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,163,750
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 811,314
Total $ 2,975,064
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (696,639)
Interest rate risk Unrealized depreciation from futures contracts (264,380)
Total $ (961,019)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 98 .4%
Shares Value ($)
Broadline Retail 2 .1%
Amazon.com, Inc.* 1,106 206,081
Communications Equipment 4 .1%
Arista Networks, Inc.* 397 152,376
Cisco Systems, Inc. 4,622 245,983
398,359
Entertainment 1 .2%
Take-Two Interactive Software,
Inc.* 793 121,892
Financial Services 1 .4%
Toast, Inc., Class A* 5,000 141,550
Hotels, Restaurants & Leisure 2 .3%
DoorDash, Inc., Class A* 805 114,898
Trip.com Group Ltd., ADR-CN* 1,844 109,589
224,487
Interactive Media & Services 16 .0%
Alphabet, Inc., Class A 4,316 715,808
Meta Platforms, Inc., Class A 1,127 645,140
Pinterest, Inc., Class A* 4,448 143,982
ZoomInfo Technologies, Inc.,
Class A* 5,313 54,830
1,559,760
IT Services 6 .9%
International Business
Machines Corp. 995 219,974
MongoDB, Inc., Class A* 422 114,088
Shopify, Inc., Class A* 2,839 227,517
Snowflake, Inc., Class A* 1,017 116,813
678,392
Semiconductors & Semiconductor Equipment 30 .4%
Advanced Micro Devices, Inc.* 1,988 326,191
Analog Devices, Inc. 508 116,926
Applied Materials, Inc. 1,365 275,798
Broadcom, Inc. 2,086 359,835
Marvell Technology, Inc. 3,481 251,050
Microchip Technology, Inc. 3,150 252,914
Micron Technology, Inc. 3,261 338,198
NVIDIA Corp. 8,677 1,053,735
2,974,647
Software 23 .9%
Adobe, Inc.* 574 297,206
Cadence Design Systems,
Inc.* 536 145,272
Crowdstrike Holdings, Inc.,
Class A* 432 121,163
Dynatrace, Inc.* 1,914 102,342
Guidewire Software, Inc.* 816 149,279
Microsoft Corp. 2,028 872,648
Monday.com Ltd.* 283 78,609
Salesforce, Inc. 1,348 368,961
Unity Software, Inc.*(a) 5,726 129,522
Zscaler, Inc.* 391 66,838
2,331,840
Technology Hardware, Storage & Peripherals 10 .1%
Apple, Inc. 2,722 634,226
Dell Technologies, Inc., Class
C 1,534 181,840
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 1,535 168,129
984,195
Total Investments
(cost $6,642,386) — 98.4% 9,621,203
Other assets in excess of liabilities — 1.6% 151,914
NET ASSETS — 100.0%
$ 9,773,117
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $129,500, which was
collateralized by $132,119 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/15/2025
– 5/15/2054.
ADR American Depositary Receipt
CN China

NVIT J.P. Morgan Digital Evolution Strategy Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,621,203 $ – $ – $ 9,621,203
Total $ 9,621,203 $ – $ – $ 9,621,203
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 98 .7%
Shares Value ($)
Beverages 0 .9%
Monster Beverage Corp.* 1,203 62,761
Biotechnology 2 .3%
Exact Sciences Corp.* 1,235 84,128
Vertex Pharmaceuticals, Inc.* 159 73,948
158,076
Broadline Retail 6 .8%
Amazon.com, Inc.* 1,734 323,096
Global-e Online Ltd.* 1,773 68,154
PDD Holdings, Inc., ADR-CN* 539 72,663
463,913
Building Products 2 .5%
Carrier Global Corp. 1,203 96,829
Trane Technologies plc 190 73,859
170,688
Capital Markets 4 .1%
Charles Schwab Corp. (The) 2,533 164,164
MarketAxess Holdings, Inc. 443 113,496
277,660
Chemicals 2 .5%
Sherwin-Williams Co. (The) 443 169,080
Communications Equipment 0 .9%
Arista Networks, Inc.* 158 60,644
Electric Utilities 2 .3%
NextEra Energy, Inc. 1,837 155,282
Electrical Equipment 0 .9%
Rockwell Automation, Inc. 222 59,598
Energy Equipment & Services 1 .5%
Schlumberger NV 2,425 101,729
Financial Services 6 .4%
Corpay, Inc.* 443 138,553
Fiserv, Inc.* 987 177,314
Mastercard, Inc., Class A 127 62,713
Toast, Inc., Class A* 1,932 54,695
433,275
Ground Transportation 2 .0%
Uber Technologies, Inc.* 1,773 133,259
Health Care Equipment & Supplies 4 .6%
Boston Scientific Corp.* 1,014 84,973
Intuitive Surgical, Inc.* 255 125,274
Stryker Corp. 286 103,320
313,567
Health Care Providers & Services 1 .8%
Humana, Inc. 160 50,679
UnitedHealth Group, Inc. 127 74,254
124,933
Hotels, Restaurants & Leisure 2 .5%
Carnival Corp.* 3,798 70,187
Chipotle Mexican Grill, Inc.,
Class A* 760 43,791
DraftKings, Inc., Class A* 1,490 58,408
172,386
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 348 71,935
Insurance 1 .3%
Kinsale Capital Group, Inc. 190 88,458
Common Stocks
Shares Value ($)
Interactive Media & Services 5 .4%
Alphabet, Inc., Class A 2,014 334,022
Meta Platforms, Inc., Class A 64 36,636
370,658
Life Sciences Tools & Services 1 .1%
ICON plc* 255 73,264
Machinery 1 .4%
Deere & Co. 95 39,647
Ingersoll Rand, Inc. 570 55,951
95,598
Pharmaceuticals 2 .2%
Eli Lilly & Co. 64 56,700
Novo Nordisk A/S, ADR-DK 761 90,612
147,312
Professional Services 1 .4%
Automatic Data Processing,
Inc. 348 96,302
Real Estate Management & Development 2 .3%
Zillow Group, Inc., Class C* 2,481 158,412
Semiconductors & Semiconductor Equipment 16 .4%
Lam Research Corp. 158 128,940
Micron Technology, Inc. 918 95,206
NVIDIA Corp. 4,941 600,035
NXP Semiconductors NV 507 121,685
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 603 104,723
Texas Instruments, Inc. 317 65,483
1,116,072
Software 11 .8%
Autodesk, Inc.* 348 95,867
Braze, Inc., Class A* 1,172 37,902
Datadog, Inc., Class A* 665 76,515
Microsoft Corp. 1,140 490,542
Salesforce, Inc. 380 104,010
804,836
Specialty Retail 3 .0%
Lowe's Cos., Inc. 443 119,986
Wayfair, Inc., Class A* 1,520 85,394
205,380
Technology Hardware, Storage & Peripherals 6 .7%
Apple, Inc. 1,426 332,258
Pure Storage, Inc., Class A* 1,075 54,008
Western Digital Corp.* 1,041 71,090
457,356
Tobacco 2 .6%
Philip Morris International, Inc. 1,488 180,643
Total Investments
(cost $5,224,280) — 98.7% 6,723,077
Other assets in excess of liabilities — 1.3% 88,469
NET ASSETS — 100.0%
$ 6,811,546
* Denotes a non-income producing security.

NVIT J.P. Morgan Innovators Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
ADR American Depositary Receipt
CN China
DK Denmark
TW Taiwan

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan Innovators Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 6,723,077 $ – $ – $ 6,723,077
Total $ 6,723,077 $ – $ – $ 6,723,077
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks 95 .4%
Shares Value ($)
Aerospace & Defense 1 .5%
TransDigm Group, Inc. 164 234,049
Automobiles 1 .5%
Tesla, Inc.* 914 239,130
Beverages 1 .7%
Celsius Holdings, Inc.* 1,240 38,886
Coca-Cola Co. (The) 3,013 216,514
Monster Beverage Corp.* 374 19,512
274,912
Biotechnology 1 .8%
Regeneron Pharmaceuticals,
Inc.* 274 288,040
Broadline Retail 6 .1%
Amazon.com, Inc.* 4,345 809,604
MercadoLibre, Inc.* 89 182,624
992,228
Building Products 1 .1%
Trane Technologies plc 460 178,816
Capital Markets 2 .9%
Blackstone, Inc. 833 127,557
Goldman Sachs Group, Inc.
(The) 299 148,038
KKR & Co., Inc. 1,416 184,901
460,496
Communications Equipment 1 .2%
Arista Networks, Inc.* 511 196,132
Construction & Engineering 0 .8%
Quanta Services, Inc. 436 129,993
Electrical Equipment 1 .6%
Eaton Corp. plc 514 170,360
Vertiv Holdings Co., Class A 886 88,148
258,508
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A 2,090 136,184
Entertainment 4 .2%
Netflix, Inc.* 691 490,106
Spotify Technology SA* 519 191,267
681,373
Financial Services 4 .3%
Berkshire Hathaway, Inc.,
Class B* 350 161,091
Block, Inc., Class A* 243 16,313
Mastercard, Inc., Class A 934 461,209
PayPal Holdings, Inc.* 628 49,003
687,616
Ground Transportation 1 .2%
Uber Technologies, Inc.* 2,466 185,345
Health Care Equipment & Supplies 2 .7%
Abbott Laboratories 761 86,761
Edwards Lifesciences Corp.* 538 35,503
Intuitive Surgical, Inc.* 649 318,834
441,098
Health Care Providers & Services 0 .7%
McKesson Corp. 239 118,166
Hotels, Restaurants & Leisure 3 .3%
Airbnb, Inc., Class A* 68 8,623
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Booking Holdings, Inc. 20 84,242
Chipotle Mexican Grill, Inc.,
Class A* 785 45,232
DoorDash, Inc., Class A* 1,011 144,300
McDonald's Corp. 498 151,646
Starbucks Corp. 999 97,393
531,436
Household Durables 1 .7%
DR Horton, Inc. 1,474 281,195
Industrial Conglomerates 0 .9%
3M Co. 1,080 147,636
Interactive Media & Services 9 .5%
Alphabet, Inc., Class C 4,234 707,883
Meta Platforms, Inc., Class A 1,457 834,045
1,541,928
IT Services 1 .3%
International Business
Machines Corp. 608 134,417
MongoDB, Inc., Class A* 90 24,332
Shopify, Inc., Class A* 632 50,648
209,397
Life Sciences Tools & Services 0 .2%
Thermo Fisher Scientific, Inc. 49 30,310
Media 0 .5%
Trade Desk, Inc. (The), Class
A* 670 73,465
Metals & Mining 0 .2%
Freeport-McMoRan, Inc. 684 34,145
Oil, Gas & Consumable Fuels 0 .5%
Cheniere Energy, Inc. 129 23,199
ConocoPhillips 599 63,063
86,262
Pharmaceuticals 5 .2%
Eli Lilly & Co. 944 836,327
Semiconductors & Semiconductor Equipment 14 .4%
Advanced Micro Devices, Inc.* 164 26,909
ASML Holding NV
(Registered), ADR-NL 29 24,164
Broadcom, Inc. 2,652 457,470
Lam Research Corp. 185 150,975
NVIDIA Corp. 12,318 1,495,898
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,023 177,665
2,333,081
Software 17 .4%
Adobe, Inc.* 33 17,087
Fair Isaac Corp.* 56 108,837
HubSpot, Inc.* 155 82,398
Intuit, Inc. 266 165,186
Microsoft Corp. 3,500 1,506,050
Oracle Corp. 2,367 403,337
Palo Alto Networks, Inc.* 285 97,413
Salesforce, Inc. 98 26,824
ServiceNow, Inc.* 337 301,409
Synopsys, Inc.* 221 111,912
2,820,453

26 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Specialty Retail 0 .7%
AutoZone, Inc.* 38 119,702
Technology Hardware, Storage & Peripherals 4 .9%
Apple, Inc. 3,373 785,909
Trading Companies & Distributors 0 .6%
WW Grainger, Inc. 100 103,881
Total Investments
(cost $10,440,853) — 95.4% 15,437,213
Other assets in excess of liabilities — 4.6% 750,091
NET ASSETS — 100.0%
$ 16,187,304
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 15,437,213 $ – $ – $ 15,437,213
Total $ 15,437,213 $ – $ – $ 15,437,213
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 2 .9%
Howmet Aerospace, Inc. 79,465 7,966,366
Northrop Grumman Corp. 30,710 16,217,030
24,183,396
Automobiles 0 .6%
Tesla, Inc.* 17,633 4,613,322
Banks 3 .7%
US Bancorp 204,938 9,371,815
Wells Fargo & Co. 379,107 21,415,754
30,787,569
Biotechnology 5 .9%
AbbVie, Inc. 93,962 18,555,616
Biogen, Inc.* 17,206 3,335,211
Regeneron Pharmaceuticals,
Inc.* 16,811 17,672,396
Vertex Pharmaceuticals, Inc.* 19,094 8,880,237
48,443,460
Broadline Retail 4 .2%
Amazon.com, Inc.* 186,563 34,762,284
Building Products 2 .4%
Carrier Global Corp. 99,367 7,998,050
Trane Technologies plc 29,678 11,536,729
19,534,779
Capital Markets 2 .2%
Ameriprise Financial, Inc. 24,814 11,657,866
Morgan Stanley 60,843 6,342,274
18,000,140
Construction Materials 1 .8%
Vulcan Materials Co. 61,198 15,325,815
Consumer Finance 2 .1%
American Express Co. 63,707 17,277,338
Electric Utilities 4 .1%
NextEra Energy, Inc. 141,845 11,990,158
PG&E Corp. 698,744 13,814,169
Southern Co. (The) 86,295 7,782,083
33,586,410
Electrical Equipment 2 .2%
Eaton Corp. plc 54,101 17,931,235
Energy Equipment & Services 2 .2%
Baker Hughes Co., Class A 501,486 18,128,719
Financial Services 3 .5%
Block, Inc., Class A* 61,853 4,152,192
Corpay, Inc.* 14,124 4,417,422
Mastercard, Inc., Class A 41,324 20,405,791
28,975,405
Food Products 1 .2%
Mondelez International, Inc.,
Class A 135,107 9,953,333
Ground Transportation 2 .0%
CSX Corp. 482,856 16,673,018
Health Care Equipment & Supplies 2 .6%
Medtronic plc 93,422 8,410,783
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 36,147 13,058,465
21,469,248
Health Care Providers & Services 2 .7%
UnitedHealth Group, Inc. 37,696 22,040,097
Hotels, Restaurants & Leisure 3 .2%
Chipotle Mexican Grill, Inc.,
Class A* 129,101 7,438,800
Marriott International, Inc.,
Class A 29,306 7,285,471
McDonald's Corp. 39,833 12,129,547
26,853,818
Industrial REITs 0 .7%
Prologis, Inc. 47,009 5,936,297
Insurance 0 .9%
Travelers Cos., Inc. (The) 32,502 7,609,368
Interactive Media & Services 6 .1%
Alphabet, Inc., Class A 137,351 22,779,663
Meta Platforms, Inc., Class A 48,923 28,005,482
50,785,145
Machinery 1 .5%
Deere & Co. 29,296 12,226,100
Oil, Gas & Consumable Fuels 2 .5%
Exxon Mobil Corp. 176,825 20,727,426
Pharmaceuticals 1 .0%
Eli Lilly & Co. 9,350 8,283,539
Semiconductors & Semiconductor Equipment 12 .1%
Analog Devices, Inc. 33,375 7,681,924
Marvell Technology, Inc. 78,173 5,637,837
Micron Technology, Inc. 83,693 8,679,801
NVIDIA Corp. 485,836 58,999,924
NXP Semiconductors NV 77,869 18,689,338
99,688,824
Software 12 .3%
Intuit, Inc. 18,131 11,259,351
Microsoft Corp. 169,787 73,059,346
Oracle Corp. 101,054 17,219,602
101,538,299
Specialty Retail 4 .5%
AutoZone, Inc.* 2,918 9,191,817
Lowe's Cos., Inc. 80,405 21,777,694
TJX Cos., Inc. (The) 53,688 6,310,487
37,279,998
Technology Hardware, Storage & Peripherals 8 .4%
Apple, Inc. 273,025 63,614,825
Seagate Technology Holdings
plc 53,068 5,812,538
69,427,363
Total Investments
(cost $751,354,422) — 99.5% 822,041,745
Other assets in excess of liabilities — 0.5% 4,058,157
NET ASSETS — 100.0%
$ 826,099,902

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security. REIT Real Estate Investment Trust

30 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2024, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 822,041,745 $ – $ – $ 822,041,745
Total $ 822,041,745 $ – $ – $ 822,041,745
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 99 .3%
Shares Value ($)
Automobiles 3 .8%
Tesla, Inc.* 2,112 552,563
Banks 1 .7%
NU Holdings Ltd., Class A* 18,098 247,038
Broadline Retail 6 .3%
Alibaba Group Holding Ltd.,
ADR-CN 2,064 219,032
Amazon.com, Inc.* 2,326 433,403
MercadoLibre, Inc.* 126 258,547
910,982
Capital Markets 1 .8%
Robinhood Markets, Inc.,
Class A* 11,016 257,995
Communications Equipment 2 .2%
Arista Networks, Inc.* 816 313,197
Electrical Equipment 0 .6%
Vicor Corp.* 2,072 87,231
Entertainment 5 .9%
Netflix, Inc.* 698 495,071
Sea Ltd., ADR-SG* 1,130 106,536
Take-Two Interactive Software,
Inc.* 1,575 242,093
843,700
Ground Transportation 2 .0%
Uber Technologies, Inc.* 3,736 280,798
Health Care Technology 1 .9%
Veeva Systems, Inc., Class A* 1,323 277,658
Hotels, Restaurants & Leisure 1 .7%
Booking Holdings, Inc. 59 248,515
Interactive Media & Services 9 .0%
Alphabet, Inc., Class C 2,916 487,526
Meta Platforms, Inc., Class A 1,314 752,186
Snap, Inc., Class A* 4,646 49,712
1,289,424
IT Services 5 .1%
MongoDB, Inc., Class A* 791 213,847
Shopify, Inc., Class A* 5,015 401,902
Snowflake, Inc., Class A* 1,031 118,421
734,170
Media 2 .1%
Trade Desk, Inc. (The), Class
A* 2,734 299,783
Semiconductors & Semiconductor Equipment 26 .4%
Advanced Micro Devices, Inc.* 1,602 262,856
Allegro MicroSystems, Inc.* 3,938 91,755
ASML Holding NV
(Registered), ADR-NL 182 151,652
Astera Labs, Inc.* 1,262 66,116
Broadcom, Inc. 1,608 277,380
Credo Technology Group
Holding Ltd.* 8,672 267,098
Entegris, Inc. 995 111,967
First Solar, Inc.* 668 166,626
Lam Research Corp. 347 283,180
Micron Technology, Inc. 1,307 135,549
MKS Instruments, Inc. 201 21,851
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Monolithic Power Systems,
Inc. 247 228,352
NVIDIA Corp. 5,087 617,765
ON Semiconductor Corp.* 2,057 149,359
Onto Innovation, Inc.* 807 167,501
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,751 477,766
Teradyne, Inc. 1,181 158,171
Universal Display Corp. 830 174,217
3,809,161
Software 27 .4%
Adobe, Inc.* 721 373,319
AppLovin Corp., Class A* 390 50,914
Atlassian Corp., Class A* 820 130,224
Confluent, Inc., Class A* 5,262 107,240
Datadog, Inc., Class A* 1,267 145,781
Elastic NV* 1,618 124,198
Gitlab, Inc., Class A* 2,966 152,868
Guidewire Software, Inc.* 1,000 182,940
HubSpot, Inc.* 470 249,852
Intuit, Inc. 390 242,190
Manhattan Associates, Inc.* 590 166,014
Microsoft Corp. 682 293,465
Oracle Corp. 4,139 705,286
Palo Alto Networks, Inc.* 561 191,750
Procore Technologies, Inc.* 974 60,115
ServiceNow, Inc.* 462 413,208
Synopsys, Inc.* 706 357,511
3,946,875
Specialized REITs 0 .5%
SBA Communications Corp.,
Class A 299 71,969
Technology Hardware, Storage & Peripherals 0 .9%
Western Digital Corp.* 1,822 124,424
Total Investments
(cost $10,369,310) — 99.3% 14,295,483
Other assets in excess of liabilities — 0.7% 106,803
NET ASSETS — 100.0%
$ 14,402,286
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
REIT Real Estate Investment Trust
SG Singapore
TW Taiwan

NVIT J.P. Morgan US Technology Leaders Fund - September 30, 2024 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 14,295,483 $ – $ – $ 14,295,483
Total $ 14,295,483 $ – $ – $ 14,295,483
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 99 .2%
Shares Value ($)
BRAZIL 1 .3%
Broadline Retail 1 .3%
MercadoLibre, Inc. * 3,097 6,354,920
CANADA 2 .7%
Commercial Services & Supplies 1 .3%
RB Global, Inc. 76,700 6,173,583
Software 1 .4%
Descartes Systems Group, Inc.
(The) * 62,900 6,476,184
12,649,767
DENMARK 0 .8%
Biotechnology 0 .8%
Ascendis Pharma A/S, ADR * 26,714 3,988,667
ISRAEL 1 .2%
Broadline Retail 1 .2%
Global-e Online Ltd. *(a) 149,328 5,740,168
UNITED STATES 93 .2%
Aerospace & Defense 3 .6%
AAR Corp. * 82,174 5,370,893
Axon Enterprise, Inc. * 17,133 6,846,346
Curtiss-Wright Corp. 14,829 4,874,144
17,091,383
Biotechnology 6 .5%
Halozyme Therapeutics, Inc. *(a) 85,700 4,905,468
Insmed, Inc. * 48,500 3,540,500
Krystal Biotech, Inc. *(a) 9,500 1,729,285
Natera, Inc. * 101,400 12,872,730
Neurocrine Biosciences, Inc. * 29,300 3,375,946
Vaxcyte, Inc. *(a) 37,900 4,330,833
30,754,762
Building Products 1 .3%
Advanced Drainage Systems, Inc. 37,850 5,948,506
Capital Markets 5 .4%
Blue Owl Capital, Inc., Class A (a) 259,200 5,018,112
Morningstar, Inc. 29,200 9,318,304
Robinhood Markets, Inc., Class A * 205,169 4,805,058
Tradeweb Markets, Inc., Class A 52,100 6,443,207
25,584,681
Commercial Services & Supplies 4 .5%
Casella Waste Systems, Inc.,
Class A *(a) 104,259 10,372,728
Tetra Tech, Inc. 234,715 11,069,159
21,441,887
Construction & Engineering 3 .6%
EMCOR Group, Inc. 21,200 9,127,236
Sterling Infrastructure, Inc. * 55,000 7,976,100
17,103,336
Diversified Consumer Services 1 .0%
Bright Horizons Family Solutions,
Inc. * 34,500 4,834,485
Electrical Equipment 1 .3%
Vertiv Holdings Co., Class A 60,400 6,009,196
Electronic Equipment, Instruments & Components 2 .6%
Novanta, Inc. * 47,773 8,547,545
Teledyne Technologies, Inc. * 9,273 4,058,421
12,605,966
Entertainment 3 .4%
Liberty Media Corp-Liberty Live,
Class C * 149,288 7,662,953
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment
TKO Group Holdings, Inc., Class
A *(a) 70,500 8,721,555
16,384,508
Financial Services 1 .3%
Jack Henry & Associates, Inc. (a) 35,100 6,196,554
Ground Transportation 1 .8%
Saia, Inc. *(a) 20,061 8,771,873
Health Care Equipment & Supplies 5 .8%
Glaukos Corp. *(a) 34,300 4,468,604
Inspire Medical Systems, Inc. *(a) 30,200 6,373,710
iRhythm Technologies, Inc. * 68,036 5,050,993
Penumbra, Inc. * 27,600 5,362,956
TransMedics Group, Inc. *(a) 39,200 6,154,400
27,410,663
Health Care Providers & Services 4 .4%
HealthEquity, Inc. *(a) 91,500 7,489,275
RadNet, Inc. *(a) 111,700 7,750,863
Tenet Healthcare Corp. * 34,000 5,650,800
20,890,938
Hotels, Restaurants & Leisure 6 .8%
DraftKings, Inc., Class A * 169,600 6,648,320
Dutch Bros, Inc., Class A * 80,900 2,591,227
Hyatt Hotels Corp., Class A (a) 30,700 4,672,540
Sweetgreen, Inc., Class A *(a) 145,300 5,150,885
Viking Holdings Ltd. * 153,941 5,371,001
Wingstop, Inc. 18,578 7,729,935
32,163,908
Household Durables 1 .5%
Taylor Morrison Home Corp.,
Class A * 100,800 7,082,208
Industrial REITs 1 .4%
Rexford Industrial Realty, Inc. (a) 128,476 6,463,628
Insurance 1 .3%
Kinsale Capital Group, Inc. 13,400 6,238,638
IT Services 2 .9%
Globant SA *(a) 41,575 8,237,670
MongoDB, Inc., Class A * 20,839 5,633,824
13,871,494
Life Sciences Tools & Services 3 .4%
Bio-Techne Corp. 67,056 5,359,786
Medpace Holdings, Inc. *(a) 18,104 6,043,115
Repligen Corp. *(a) 33,600 5,000,352
16,403,253
Machinery 2 .4%
Esab Corp. 54,700 5,815,157
RBC Bearings, Inc. *(a) 19,300 5,778,034
11,593,191
Metals & Mining 1 .6%
ATI, Inc. * 114,700 7,674,577
Personal Care Products 1 .2%
elf Beauty, Inc. * 50,600 5,516,918
Professional Services 1 .6%
Parsons Corp. *(a) 74,900 7,765,632
Semiconductors & Semiconductor Equipment 5 .3%
Entegris, Inc. 50,600 5,694,018
Impinj, Inc. *(a) 26,382 5,712,231
Monolithic Power Systems, Inc. 6,400 5,916,800

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Onto Innovation, Inc. * 38,200 7,928,792
25,251,841
Software 11 .3%
CCC Intelligent Solutions
Holdings, Inc. * 755,704 8,350,529
Clearwater Analytics Holdings,
Inc., Class A *(a) 418,400 10,564,601
CyberArk Software Ltd. *(a) 13,200 3,849,252
Dynatrace, Inc. * 186,600 9,977,502
Monday.com Ltd. * 21,300 5,916,501
Procore Technologies, Inc. *(a) 85,100 5,252,372
Samsara, Inc., Class A * 88,000 4,234,560
Tyler Technologies, Inc. * 9,200 5,370,224
53,515,541
Specialty Retail 1 .2%
Burlington Stores, Inc. * 21,200 5,585,776
Trading Companies & Distributors 4 .8%
Applied Industrial Technologies,
Inc. 40,300 8,992,139
SiteOne Landscape Supply, Inc.
*(a) 43,632 6,584,505
Watsco, Inc. (a) 14,800 7,279,824
22,856,468
443,011,811
Total Common Stocks
(cost $344,494,478) 471,745,333
Repurchase Agreements 11 .1%
Principal
Amount ($)
Bank of America NA, 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$9,001,220, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046; total
market value $9,180,000.(b) 9,000,000 9,000,000
BofA Securities, Inc., 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$5,800,786, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.25% - 6.23%, maturing
5/25/2034 - 12/20/2060; total
market value $5,916,000.(b) 5,800,000 5,800,000
Cantor Fitzgerald & Co.,
4.90%, dated 9/26/2024, due
10/1/2024, repurchase price
$6,028,583, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074; total
market value $6,120,000.(b) 6,000,000 6,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$9,212,600, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $9,395,560.(b) 9,211,333 9,211,333
Citi Global Market, Inc., 4.85%,
dated 9/30/2024, due
10/1/2024, repurchase price
$2,000,269, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 0.38%, maturing
10/31/2025 - 7/31/2027; total
market value $2,040,000.(b) 2,000,000 2,000,000
ING Financial Services LLC,
4.83%, dated 9/26/2024, due
10/1/2024, repurchase price
$8,037,567, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029; total
market value $8,160,003.(b) 8,000,000 8,000,000
ING Financial Services LLC,
4.83%, dated 9/27/2024, due
10/1/2024, repurchase price
$2,007,513, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029; total
market value $2,040,001.(b) 2,000,000 2,000,000
Pershing LLC, 4.85%, dated
9/30/2024, due 10/1/2024,
repurchase price $11,001,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073; total
market value $11,220,037.(b) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $53,011,333) 53,011,333
Total Investments
(cost $397,505,811) — 110.3% 524,756,666
Liabilities in excess of other assets — (10.3)% (49,023,977)
NET ASSETS — 100.0%
$ 475,732,689

NVIT Allspring Discovery Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $122,393,762, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $53,011,333 and by
$71,653,447 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $124,664,780.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$53,011,333.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Allspring Discovery Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Allspring Discovery Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 471,745,333 $ – $ – $ 471,745,333
Repurchase Agreements – 53,011,333 – 53,011,333
Total $ 471,745,333 $ 53,011,333 $ – $ 524,756,666
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 98 .3%
Shares Value ($)
Aerospace & Defense 4 .2%
General Dynamics Corp. 18,762 5,669,876
General Electric Co. 39,144 7,381,776
Lockheed Martin Corp. 18,456 10,788,639
Northrop Grumman Corp. 11,564 6,106,602
29,946,893
Banks 0 .4%
JPMorgan Chase & Co. 12,531 2,642,287
Beverages 3 .9%
Coca-Cola Co. (The) 126,268 9,073,618
Keurig Dr Pepper, Inc. 13,810 517,599
Molson Coors Beverage Co.,
Class B(a) 13,066 751,556
Monster Beverage Corp.* 163,734 8,542,003
PepsiCo, Inc. 51,453 8,749,583
27,634,359
Biotechnology 4 .3%
AbbVie, Inc. 15,335 3,028,356
Alnylam Pharmaceuticals, Inc.* 2,293 630,644
Neurocrine Biosciences, Inc.* 19,615 2,260,040
Regeneron Pharmaceuticals,
Inc.* 9,263 9,737,636
United Therapeutics Corp.*(a) 16,863 6,042,856
Vertex Pharmaceuticals, Inc.* 18,904 8,791,872
30,491,404
Capital Markets 3 .1%
Cboe Global Markets, Inc. 53,158 10,890,480
CME Group, Inc. 45,094 9,949,991
LPL Financial Holdings, Inc. 5,421 1,261,087
22,101,558
Chemicals 1 .0%
Corteva, Inc. 24,926 1,465,399
Linde plc 10,688 5,096,680
NewMarket Corp. 1,037 572,310
7,134,389
Commercial Services & Supplies 3 .9%
Cintas Corp. 17,936 3,692,664
Copart, Inc.* 60,632 3,177,117
Republic Services, Inc., Class
A 51,722 10,387,846
Rollins, Inc. 13,275 671,449
Waste Management, Inc. 46,656 9,685,786
27,614,862
Communications Equipment 2 .4%
Arista Networks, Inc.* 15,566 5,974,542
Cisco Systems, Inc. 195,242 10,390,779
Motorola Solutions, Inc. 1,670 750,882
17,116,203
Construction & Engineering 0 .1%
EMCOR Group, Inc. 2,192 943,722
Consumer Staples Distribution & Retail 4 .6%
Casey's General Stores, Inc. 5,494 2,064,151
Costco Wholesale Corp. 12,313 10,915,721
Kroger Co. (The) 137,270 7,865,571
Walmart, Inc. 143,663 11,600,787
32,446,230
Containers & Packaging 0 .5%
AptarGroup, Inc. 2,115 338,802
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 14,863 3,201,490
3,540,292
Diversified Consumer Services 0 .1%
Grand Canyon Education,
Inc.* 6,466 917,202
Diversified Telecommunication Services 2 .2%
AT&T, Inc. 232,060 5,105,320
Verizon Communications, Inc. 228,744 10,272,893
15,378,213
Electric Utilities 0 .8%
Duke Energy Corp. 44,721 5,156,332
IDACORP, Inc. 3,055 314,940
Pinnacle West Capital Corp.(a) 3,819 338,325
5,809,597
Electrical Equipment 0 .5%
Eaton Corp. plc 11,216 3,717,431
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp., Class A 8,870 577,969
Entertainment 1 .5%
Electronic Arts, Inc. 59,322 8,509,148
Spotify Technology SA* 2,507 923,905
Take-Two Interactive Software,
Inc.* 5,816 893,977
10,327,030
Financial Services 2 .3%
Mastercard, Inc., Class A 14,337 7,079,610
Visa, Inc., Class A(a) 34,724 9,547,364
16,626,974
Food Products 5 .1%
Campbell Soup Co.(a) 19,202 939,362
Flowers Foods, Inc.(a) 112,210 2,588,685
General Mills, Inc. 50,887 3,758,005
Hershey Co. (The)(a) 29,348 5,628,359
Hormel Foods Corp. 104,076 3,299,209
J M Smucker Co. (The) 32,369 3,919,886
Kellanova 21,078 1,701,205
Kraft Heinz Co. (The) 127,794 4,486,847
McCormick & Co., Inc.
(Non-Voting) 23,716 1,951,827
Mondelez International, Inc.,
Class A 92,274 6,797,826
Seaboard Corp. 287 900,319
35,971,530
Ground Transportation 1 .2%
Landstar System, Inc. 23,324 4,405,204
Old Dominion Freight Line, Inc. 7,916 1,572,434
U-Haul Holding Co.*(a) 4,550 352,534
Union Pacific Corp. 9,445 2,328,004
8,658,176
Health Care Equipment & Supplies 2 .8%
Abbott Laboratories 82,933 9,455,191
Becton Dickinson & Co. 12,973 3,127,790
Hologic, Inc.* 12,645 1,030,062
Medtronic plc 40,526 3,648,556
Stryker Corp. 8,166 2,950,049
20,211,648

NVIT AQR Large Cap Defensive Style Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Health Care Providers & Services 5 .0%
Cardinal Health, Inc.(a) 33,504 3,702,862
Cencora, Inc.(a) 10,773 2,424,787
Chemed Corp.(a) 7,039 4,230,228
Cigna Group (The) 5,259 1,821,928
Elevance Health, Inc. 9,894 5,144,880
Humana, Inc. 544 172,307
McKesson Corp. 16,351 8,084,261
Quest Diagnostics, Inc. 1,477 229,304
UnitedHealth Group, Inc. 17,080 9,986,334
35,796,891
Health Care Technology 0 .2%
Veeva Systems, Inc., Class
A*(a) 8,192 1,719,255
Hotels, Restaurants & Leisure 2 .0%
Booking Holdings, Inc. 170 716,060
Chipotle Mexican Grill, Inc.,
Class A* 56,450 3,252,649
McDonald's Corp. 33,655 10,248,284
14,216,993
Household Durables 0 .6%
Garmin Ltd. 20,795 3,660,544
NVR, Inc.* 68 667,202
4,327,746
Household Products 3 .5%
Church & Dwight Co., Inc. 58,480 6,124,025
Colgate-Palmolive Co. 77,768 8,073,096
Kimberly-Clark Corp. 1,731 246,287
Procter & Gamble Co. (The) 61,924 10,725,237
25,168,645
Industrial Conglomerates 0 .2%
Honeywell International, Inc. 6,562 1,356,431
Insurance 8 .1%
Allstate Corp. (The) 18,454 3,499,801
Arch Capital Group Ltd.* 29,212 3,268,239
Assured Guaranty Ltd. 12,359 982,788
Chubb Ltd. 35,864 10,342,819
Everest Group Ltd. 7,945 3,113,089
Markel Group, Inc.* 1,696 2,660,312
Marsh & McLennan Cos., Inc. 21,592 4,816,959
Old Republic International
Corp. 24,286 860,210
Progressive Corp. (The) 45,980 11,667,885
RenaissanceRe Holdings Ltd. 8,601 2,342,912
Travelers Cos., Inc. (The) 33,638 7,875,329
Unum Group 54,523 3,240,847
White Mountains Insurance
Group Ltd. 1,527 2,590,097
57,261,287
Interactive Media & Services 3 .0%
Alphabet, Inc., Class A 58,433 9,691,113
Meta Platforms, Inc., Class A 18,644 10,672,571
Pinterest, Inc., Class A* 18,856 610,369
20,974,053
IT Services 1 .9%
Accenture plc, Class A 13,497 4,770,920
Amdocs Ltd. 8,422 736,757
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp. 35,043 7,747,306
13,254,983
Life Sciences Tools & Services 1 .2%
Danaher Corp. 13,614 3,784,964
Medpace Holdings, Inc.*(a) 3,685 1,230,053
Thermo Fisher Scientific, Inc. 4,968 3,073,056
West Pharmaceutical
Services, Inc. 1,191 357,491
8,445,564
Machinery 1 .0%
Crane Co. 4,429 701,022
IDEX Corp. 5,546 1,189,617
Illinois Tool Works, Inc. 19,835 5,198,159
7,088,798
Media 0 .7%
New York Times Co. (The),
Class A 93,951 5,230,252
Metals & Mining 0 .1%
Royal Gold, Inc.(a) 3,893 546,188
Multi-Utilities 0 .6%
Consolidated Edison, Inc. 37,368 3,891,130
Oil, Gas & Consumable Fuels 3 .8%
Chevron Corp. 9,563 1,408,343
ConocoPhillips 16,604 1,748,069
Coterra Energy, Inc. 43,458 1,040,819
DT Midstream, Inc.(a) 41,729 3,282,403
EOG Resources, Inc. 40,018 4,919,413
Exxon Mobil Corp. 36,242 4,248,287
HF Sinclair Corp.(a) 3,902 173,912
Marathon Petroleum Corp. 33,331 5,429,953
Phillips 66 12,246 1,609,737
Texas Pacific Land Corp.(a) 3,212 2,841,785
26,702,721
Pharmaceuticals 4 .2%
Eli Lilly & Co. 12,638 11,196,510
Johnson & Johnson 61,667 9,993,754
Merck & Co., Inc. 78,473 8,911,394
30,101,658
Professional Services 4 .7%
Automatic Data Processing,
Inc. 27,303 7,555,559
Booz Allen Hamilton Holding
Corp., Class A 24,374 3,967,112
CACI International, Inc., Class
A* 14,002 7,064,849
FTI Consulting, Inc.* 26,144 5,949,329
Leidos Holdings, Inc. 24,234 3,950,142
Paychex, Inc.(a) 2,348 315,078
Robert Half, Inc. 31,494 2,123,011
Verisk Analytics, Inc., Class A 8,292 2,221,924
33,147,004
Semiconductors & Semiconductor Equipment 0 .7%
NVIDIA Corp. 39,050 4,742,232
Software 4 .2%
Adobe, Inc.* 3,043 1,575,604

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A*(a) 16,858 4,728,163
Dolby Laboratories, Inc., Class
A 8,637 660,990
Fortinet, Inc.* 28,494 2,209,710
Microsoft Corp. 19,506 8,393,432
Nutanix, Inc., Class A* 4,059 240,496
Palo Alto Networks, Inc.* 2,352 803,914
Roper Technologies, Inc. 15,191 8,452,880
Synopsys, Inc.* 4,642 2,350,662
Tyler Technologies, Inc.* 802 468,143
29,883,994
Specialty Retail 3 .4%
AutoZone, Inc.* 3,234 10,187,229
Murphy USA, Inc.(a) 3,409 1,680,194
O'Reilly Automotive, Inc.* 8,785 10,116,806
TJX Cos., Inc. (The) 3,736 439,130
Ulta Beauty, Inc.* 670 260,710
Williams-Sonoma, Inc.(a) 9,086 1,407,603
24,091,672
Technology Hardware, Storage & Peripherals 0 .7%
Apple, Inc. 20,005 4,661,165
NetApp, Inc. 1,990 245,785
Pure Storage, Inc., Class A* 7,496 376,599
5,283,549
Textiles, Apparel & Luxury Goods 0 .9%
Deckers Outdoor Corp.* 39,786 6,343,878
Tobacco 1 .9%
Altria Group, Inc. 59,912 3,057,908
Philip Morris International, Inc. 85,214 10,344,980
13,402,888
Wireless Telecommunication Services 0 .7%
T-Mobile US, Inc. 24,077 4,968,530
Total Common Stocks
(cost $454,987,462) 697,754,311
Repurchase Agreements 2 .8%
Principal
Amount ($)
Bank of America NA,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,271, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $2,040,000.(b) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,271, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.25% - 6.23%, maturing
5/25/2034 - 12/20/2060;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,004,764, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$8,820,915, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $8,996,096.(b) 8,819,702 8,819,702
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,269, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $19,819,702) 19,819,702
Total Investments
(cost $474,807,164) — 101.1% 717,574,013
Liabilities in excess of other assets — (1.1)% (7,948,456)
NET ASSETS — 100.0%
$ 709,625,557

NVIT AQR Large Cap Defensive Style Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $33,277,483, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,819,702 and by
$14,238,144 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $34,057,846.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$19,819,702.
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 25 12/2024 USD 7,267,813 187,238
Net contracts 187,238
As of September 30, 2024, the Fund had $365,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT AQR Large Cap Defensive Style Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 697,754,311 $ – $ – $ 697,754,311
Futures Contracts 187,238 – – 187,238
Repurchase Agreements – 19,819,702 – 19,819,702
Total $ 697,941,549 $ 19,819,702 $ – $ 717,761,251
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 187,238
Total $ 187,238
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks 94 .1%
Shares Value ($)
Aerospace & Defense 3 .6%
Airbus SE 19,331 2,830,578
L3Harris Technologies, Inc. 51,481 12,245,785
RTX Corp. 42,323 5,127,855
20,204,218
Automobile Components 0 .5%
Lear Corp. 24,824 2,709,540
Automobiles 1 .3%
General Motors Co. 159,397 7,147,361
Banks 10 .2%
Bank of America Corp. 69,574 2,760,696
Citigroup, Inc. 255,965 16,023,409
First Citizens BancShares,
Inc., Class A 7,230 13,310,069
JPMorgan Chase & Co. 35,463 7,477,728
Wells Fargo & Co. 310,214 17,523,989
57,095,891
Beverages 1 .4%
Constellation Brands, Inc.,
Class A 11,115 2,864,224
Diageo plc 34,449 1,201,995
Keurig Dr Pepper, Inc. 57,249 2,145,693
Pernod Ricard SA 10,668 1,612,468
7,824,380
Broadline Retail 0 .7%
Alibaba Group Holding Ltd. 275,900 3,667,170
Building Products 1 .7%
Allegion plc 19,631 2,861,022
Johnson Controls International
plc 82,779 6,424,478
9,285,500
Capital Markets 1 .3%
Intercontinental Exchange, Inc. 46,645 7,493,053
Chemicals 3 .0%
Air Products & Chemicals, Inc. 18,230 5,427,800
Albemarle Corp.(a) 34,544 3,271,662
International Flavors &
Fragrances, Inc. 34,489 3,618,931
PPG Industries, Inc. 33,387 4,422,442
16,740,835
Communications Equipment 0 .8%
Cisco Systems, Inc. 79,497 4,230,830
Consumer Staples Distribution & Retail 1 .0%
Dollar General Corp. 67,724 5,727,419
Containers & Packaging 1 .2%
Sealed Air Corp. 191,006 6,933,518
Diversified Telecommunication Services 1 .8%
AT&T, Inc. 125,880 2,769,360
Verizon Communications, Inc. 165,990 7,454,611
10,223,971
Electric Utilities 3 .7%
American Electric Power Co.,
Inc. 41,897 4,298,632
Entergy Corp.(a) 42,347 5,573,289
Exelon Corp. 118,640 4,810,852
PG&E Corp. 296,878 5,869,278
20,552,051
Common Stocks
Shares Value ($)
Entertainment 1 .1%
Electronic Arts, Inc. 42,033 6,029,214
Financial Services 2 .7%
Fidelity National Information
Services, Inc. 111,411 9,330,671
Visa, Inc., Class A(a) 21,257 5,844,612
15,175,283
Food Products 2 .2%
Kraft Heinz Co. (The) 308,951 10,847,269
Lamb Weston Holdings, Inc.(a) 22,697 1,469,404
12,316,673
Health Care Equipment & Supplies 4 .9%
Baxter International, Inc. 288,358 10,948,953
Koninklijke Philips NV* 147,109 4,820,535
Medtronic plc 127,667 11,493,860
27,263,348
Health Care Providers & Services 9 .5%
Cardinal Health, Inc. 121,640 13,443,653
Cigna Group (The) 15,433 5,346,608
CVS Health Corp. 233,809 14,701,910
Elevance Health, Inc. 13,909 7,232,680
Humana, Inc. 15,972 5,058,971
Labcorp Holdings, Inc. 33,175 7,413,949
53,197,771
Household Durables 1 .3%
Sony Group Corp. 376,500 7,312,170
Household Products 1 .1%
Henkel AG & Co. KGaA
(Preference) 29,674 2,788,245
Kimberly-Clark Corp. 24,412 3,473,339
6,261,584
Insurance 4 .8%
American International Group,
Inc. 124,759 9,136,102
Fidelity National Financial, Inc. 114,834 7,126,598
Willis Towers Watson plc 36,327 10,699,391
26,962,091
Interactive Media & Services 0 .5%
Alphabet, Inc., Class C 17,213 2,877,841
IT Services 1 .6%
Cognizant Technology
Solutions Corp., Class A 112,842 8,709,146
Leisure Products 0 .8%
Hasbro, Inc. 64,552 4,668,401
Life Sciences Tools & Services 0 .6%
Fortrea Holdings, Inc.*(a) 81,937 1,638,740
Thermo Fisher Scientific, Inc. 2,802 1,733,233
3,371,973
Machinery 1 .9%
CNH Industrial NV 226,041 2,509,055
Komatsu Ltd. 53,400 1,481,263
Stanley Black & Decker, Inc. 23,065 2,540,149
Westinghouse Air Brake
Technologies Corp. 22,255 4,045,291
10,575,758
Media 3 .2%
Comcast Corp., Class A 245,844 10,268,904

NVIT BlackRock Equity Dividend Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Media
Fox Corp., Class A 66,672 2,822,226
WPP plc 444,969 4,547,433
17,638,563
Metals & Mining 0 .7%
Teck Resources Ltd., Class B 70,047 3,659,255
Multi-Utilities 1 .7%
Dominion Energy, Inc. 48,797 2,819,979
Sempra 82,984 6,939,952
9,759,931
Oil, Gas & Consumable Fuels 5 .7%
BP plc 2,219,704 11,708,437
EQT Corp.(a) 41,485 1,520,010
Hess Corp. 46,408 6,302,206
Shell plc 272,332 8,876,090
Suncor Energy, Inc. 87,557 3,232,605
31,639,348
Pharmaceuticals 4 .0%
AstraZeneca plc 18,107 2,820,434
Bayer AG (Registered) 134,885 4,555,496
Eli Lilly & Co. 4,139 3,666,906
Sanofi SA 100,321 11,558,408
22,601,244
Professional Services 2 .9%
Leidos Holdings, Inc. 28,890 4,709,070
SS&C Technologies Holdings,
Inc. 154,119 11,437,171
16,146,241
Residential REITs 0 .5%
Mid-America Apartment
Communities, Inc. 18,652 2,963,803
Semiconductors & Semiconductor Equipment 1 .1%
Intel Corp. 133,108 3,122,714
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 16,189 2,811,543
5,934,257
Software 1 .9%
Microsoft Corp. 24,910 10,718,773
Specialized REITs 1 .4%
Crown Castle, Inc. 63,516 7,534,903
Technology Hardware, Storage & Peripherals 4 .1%
HP, Inc. 333,504 11,962,788
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 9,574 11,224,855
23,187,643
Textiles, Apparel & Luxury Goods 0 .5%
Swatch Group AG (The)
CHF(a) 13,100 2,811,105
Tobacco 1 .2%
British American Tobacco plc,
ADR-UK(a) 189,376 6,927,374
Total Common Stocks
(cost $426,449,937) 526,079,430
Master Limited Partnership 0 .9%
Shares Value ($)
Oil, Gas & Consumable Fuels 0 .9%
Enterprise Products Partners
LP 185,298 5,394,025
Total Master Limited Partnership
(cost  $3,531,319)
5,394,025
Repurchase Agreements 0 .3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$485,372, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $495,011.(b) 485,305 485,305
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,000,135, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,485,305) 1,485,305
Total Investments
(cost $431,466,561) — 95.3% 532,958,760
Other assets in excess of liabilities — 4.7% 26,070,837
NET ASSETS — 100.0%
$ 559,029,597
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $15,561,137, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,485,305 and by
$14,630,969 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $16,116,274.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$1,485,305.

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BlackRock Equity Dividend Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

NVIT BlackRock Equity Dividend Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BlackRock Equity Dividend Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 17,373,640 $ 2,830,578 $ – $ 20,204,218
Automobile Components 2,709,540 – – 2,709,540
Automobiles 7,147,361 – – 7,147,361
Banks 57,095,890 – – 57,095,890
Beverages 5,009,918 2,814,462 – 7,824,380
Broadline Retail – 3,667,170 – 3,667,170
Building Products 9,285,500 – – 9,285,500
Capital Markets 7,493,053 – – 7,493,053
Chemicals 16,740,835 – – 16,740,835
Communications Equipment 4,230,830 – – 4,230,830
Consumer Staples Distribution & Retail 5,727,419 – – 5,727,419
Containers & Packaging 6,933,518 – – 6,933,518
Diversified Telecommunication Services 10,223,971 – – 10,223,971
Electric Utilities 20,552,051 – – 20,552,051
Entertainment 6,029,214 – – 6,029,214
Financial Services 15,175,283 – – 15,175,283
Food Products 12,316,673 – – 12,316,673
Health Care Equipment & Supplies 22,442,813 4,820,535 – 27,263,348
Health Care Providers & Services 53,197,771 – – 53,197,771
Household Durables – 7,312,171 – 7,312,171
Household Products 3,473,339 2,788,245 – 6,261,584
Insurance 26,962,091 – – 26,962,091
Interactive Media & Services 2,877,841 – – 2,877,841
IT Services 8,709,146 – – 8,709,146
Leisure Products 4,668,401 – – 4,668,401
Life Sciences Tools & Services 3,371,973 – – 3,371,973
Machinery 9,094,495 1,481,263 – 10,575,758
Media 13,091,130 4,547,433 – 17,638,563
Metals & Mining 3,659,255 – – 3,659,255
Multi-Utilities 9,759,931 – – 9,759,931
Oil, Gas & Consumable Fuels 11,054,820 20,584,528 – 31,639,348
Pharmaceuticals 3,666,906 18,934,338 – 22,601,244
Professional Services 16,146,241 – – 16,146,241
Residential REITs 2,963,803 – – 2,963,803
Semiconductors & Semiconductor
Equipment 5,934,257 – – 5,934,257
Software 10,718,773 – – 10,718,773
Specialized REITs 7,534,903 – – 7,534,903
Technology Hardware, Storage &
Peripherals 11,962,788 11,224,855 – 23,187,643
Textiles, Apparel & Luxury Goods – 2,811,105 – 2,811,105
Tobacco 6,927,374 – – 6,927,374
Total Common Stocks $ 442,262,747 $ 83,816,683 $ – $ 526,079,430
Master Limited Partnership 5,394,025 – – 5,394,025
Repurchase Agreements – 1,485,305 – 1,485,305
Total $ 447,656,772 $ 85,301,988 $ – $ 532,958,760
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Calvert Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks 97 .2%
Shares Value ($)
Capital Markets 9 .2%
Charles Schwab Corp. (The) 10,610 687,634
Intercontinental Exchange, Inc. 15,533 2,495,221
Moody's Corp. 2,603 1,235,358
MSCI, Inc., Class A 2,090 1,218,324
S&P Global, Inc. 8,373 4,325,659
9,962,196
Chemicals 7 .5%
Air Products & Chemicals, Inc. 4,539 1,351,442
Ecolab, Inc. 13,848 3,535,809
Linde plc 6,758 3,222,620
8,109,871
Commercial Services & Supplies 1 .3%
Veralto Corp. 12,236 1,368,719
Consumer Staples Distribution & Retail 2 .2%
Costco Wholesale Corp. 1,246 1,104,604
Dollar General Corp. 14,939 1,263,391
2,367,995
Containers & Packaging 0 .8%
Ball Corp. 13,045 885,886
Electronic Equipment, Instruments & Components 3 .0%
Amphenol Corp., Class A 49,708 3,238,973
Entertainment 1 .0%
Electronic Arts, Inc. 7,221 1,035,780
Financial Services 12 .5%
Fiserv, Inc.* 11,214 2,014,595
Mastercard, Inc., Class A 10,480 5,175,024
PayPal Holdings, Inc.* 17,937 1,399,624
Visa, Inc., Class A(a) 18,308 5,033,785
13,623,028
Health Care Equipment & Supplies 1 .7%
IDEXX Laboratories, Inc.* 2,156 1,089,254
Intuitive Surgical, Inc.* 1,524 748,696
1,837,950
Hotels, Restaurants & Leisure 1 .1%
Starbucks Corp. 12,175 1,186,941
Insurance 2 .5%
Aon plc, Class A 2,728 943,861
Marsh & McLennan Cos., Inc. 7,902 1,762,857
2,706,718
Interactive Media & Services 4 .1%
Alphabet, Inc., Class C 26,460 4,423,847
IT Services 7 .3%
Accenture plc, Class A 3,249 1,148,457
Gartner, Inc.* 7,091 3,593,435
TE Connectivity plc 6,846 1,033,678
Common Stocks
Shares Value ($)
IT Services
VeriSign, Inc.* 11,390 2,163,644
7,939,214
Life Sciences Tools & Services 12 .1%
Agilent Technologies, Inc. 11,720 1,740,186
Danaher Corp. 18,621 5,177,010
Thermo Fisher Scientific, Inc. 8,378 5,182,379
West Pharmaceutical
Services, Inc. 3,612 1,084,178
13,183,753
Machinery 4 .0%
IDEX Corp. 7,079 1,518,445
Xylem, Inc. 21,119 2,851,699
4,370,144
Personal Care Products 0 .8%
Estee Lauder Cos., Inc. (The),
Class A 9,214 918,544
Pharmaceuticals 3 .9%
Zoetis, Inc., Class A 21,535 4,207,508
Professional Services 3 .3%
Verisk Analytics, Inc., Class A 13,503 3,618,264
Software 9 .1%
Adobe, Inc.* 3,005 1,555,929
Intuit, Inc. 5,776 3,586,896
Microsoft Corp. 10,953 4,713,076
9,855,901
Specialized REITs 4 .0%
American Tower Corp. 14,335 3,333,748
Crown Castle, Inc. 8,824 1,046,791
4,380,539
Specialty Retail 4 .9%
O'Reilly Automotive, Inc.* 908 1,045,653
TJX Cos., Inc. (The) 36,135 4,247,308
5,292,961
Textiles, Apparel & Luxury Goods 0 .9%
NIKE, Inc., Class B 11,514 1,017,838
Total Investments
(cost $77,450,743) — 97.2% 105,532,570
Other assets in excess of liabilities — 2.8% 3,041,831
NET ASSETS — 100.0%
$ 108,574,401
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $2,838,309, which was
collateralized by $2,898,082 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 10/15/2024
– 5/15/2054.
REIT Real Estate Investment Trust

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Calvert Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Calvert Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 105,532,570 $ – $ – $ 105,532,570
Total $ 105,532,570 $ – $ – $ 105,532,570
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 1 .7%
Leonardo DRS, Inc.* 20,913 590,165
Lockheed Martin Corp. 6,091 3,560,555
4,150,720
Automobile Components 0 .6%
BorgWarner, Inc. 20,072 728,413
Lear Corp. 6,888 751,825
1,480,238
Automobiles 1 .8%
Ford Motor Co. 194,497 2,053,888
General Motors Co. 53,602 2,403,514
4,457,402
Banks 1 .0%
BOK Financial Corp. 1,660 173,669
Comerica, Inc. 19,096 1,144,041
Cullen/Frost Bankers, Inc.(a) 3,766 421,265
KeyCorp 44,001 737,017
2,475,992
Biotechnology 0 .4%
Blueprint Medicines Corp.* 3,340 308,950
Incyte Corp.* 972 64,249
Sarepta Therapeutics, Inc.* 4,564 569,998
943,197
Broadline Retail 1 .7%
Amazon.com, Inc.* 21,733 4,049,510
Coupang, Inc.* 10,713 263,004
4,312,514
Building Products 1 .3%
Builders FirstSource, Inc.* 6,448 1,250,009
Masco Corp. 18,035 1,513,858
Trex Co., Inc.* 5,924 394,420
3,158,287
Capital Markets 2 .2%
Bank of New York Mellon
Corp. (The) 46,250 3,323,525
Northern Trust Corp. 21,068 1,896,752
Robinhood Markets, Inc.,
Class A* 10,777 252,397
5,472,674
Chemicals 2 .8%
Dow, Inc. 35,589 1,944,227
DuPont de Nemours, Inc. 20,557 1,831,834
Huntsman Corp. 34,562 836,400
LyondellBasell Industries NV,
Class A 14,734 1,412,991
Westlake Corp. 5,889 885,058
6,910,510
Commercial Services & Supplies 1 .7%
Cintas Corp. 10,864 2,236,680
Veralto Corp. 14,443 1,615,594
Vestis Corp.(a) 20,500 305,450
4,157,724
Consumer Finance 1 .2%
Ally Financial, Inc. 11,985 426,546
SLM Corp. 39,836 911,049
Synchrony Financial 33,646 1,678,263
3,015,858
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 0 .2%
Maplebear, Inc.*(a) 13,560 552,434
Containers & Packaging 0 .4%
Crown Holdings, Inc. 11,549 1,107,318
Electric Utilities 1 .8%
Exelon Corp. 57,303 2,323,636
NRG Energy, Inc. 23,677 2,156,975
4,480,611
Electrical Equipment 0 .2%
GE Vernova, Inc.* 2,205 562,231
Electronic Equipment, Instruments & Components 1 .3%
Amphenol Corp., Class A 51,479 3,354,372
Entertainment 1 .6%
Live Nation Entertainment,
Inc.* 10,308 1,128,623
Netflix, Inc.* 3,273 2,321,441
Playtika Holding Corp. 27,343 216,557
ROBLOX Corp., Class A* 5,921 262,063
3,928,684
Financial Services 2 .9%
Corebridge Financial, Inc. 31,485 918,103
Mastercard, Inc., Class A 5,883 2,905,025
PayPal Holdings, Inc.* 42,008 3,277,884
7,101,012
Food Products 1 .7%
Archer-Daniels-Midland Co. 33,092 1,976,916
Pilgrim's Pride Corp.* 11,176 514,655
Tyson Foods, Inc., Class A 27,832 1,657,674
4,149,245
Ground Transportation 4 .0%
JB Hunt Transport Services,
Inc. 17,073 2,942,190
Lyft, Inc., Class A* 55,138 703,010
Old Dominion Freight Line, Inc. 17,966 3,568,766
Ryder System, Inc. 1,000 145,800
Uber Technologies, Inc.* 33,482 2,516,507
9,876,273
Health Care Equipment & Supplies 2 .1%
Align Technology, Inc.* 4,375 1,112,650
Edwards Lifesciences Corp.* 34,205 2,257,188
GE HealthCare Technologies,
Inc. 18,748 1,759,500
5,129,338
Health Care Providers & Services 4 .0%
Elevance Health, Inc. 4,833 2,513,160
Humana, Inc. 6,767 2,143,379
McKesson Corp. 6,797 3,360,573
Molina Healthcare, Inc.* 5,512 1,899,215
9,916,327
Hotels, Restaurants & Leisure 4 .9%
Airbnb, Inc., Class A* 18,398 2,333,050
Booking Holdings, Inc. 1,150 4,843,938
Domino's Pizza, Inc.(a) 2,760 1,187,187
Expedia Group, Inc.* 8,653 1,280,817
Hilton Worldwide Holdings,
Inc. 8,316 1,916,838
Wynn Resorts Ltd. 7,299 699,828
12,261,658

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Household Durables 2 .0%
Garmin Ltd. 300 52,809
Lennar Corp., Class A 12,845 2,408,180
NVR, Inc.* 167 1,638,571
PulteGroup, Inc. 5,283 758,269
4,857,829
Household Products 0 .7%
Kimberly-Clark Corp. 12,849 1,828,156
Independent Power and Renewable Electricity Producers
0 .9%
Vistra Corp. 18,187 2,155,887
Industrial REITs 0 .5%
Prologis, Inc. 9,350 1,180,718
Insurance 5 .6%
Allstate Corp. (The) 19,174 3,636,349
Arch Capital Group Ltd.* 2,073 231,927
Everest Group Ltd. 2,331 913,356
First American Financial Corp. 8,517 562,207
Globe Life, Inc. 12,573 1,331,606
MetLife, Inc. 2,359 194,570
Progressive Corp. (The) 15,273 3,875,677
RLI Corp. 1,156 179,157
Selective Insurance Group,
Inc. 4,240 395,592
Travelers Cos., Inc. (The) 11,022 2,580,471
13,900,912
Interactive Media & Services 2 .9%
Alphabet, Inc., Class C 31,431 5,254,949
Meta Platforms, Inc., Class A 2,468 1,412,782
Snap, Inc., Class A* 25,273 270,421
TripAdvisor, Inc.*(a) 21,659 313,839
7,251,991
IT Services 2 .1%
EPAM Systems, Inc.* 4,777 950,766
GoDaddy, Inc., Class A* 10,045 1,574,855
Kyndryl Holdings, Inc.* 4,869 111,890
Twilio, Inc., Class A* 3,101 202,247
VeriSign, Inc.* 12,992 2,467,961
5,307,719
Life Sciences Tools & Services 0 .0%
†
Fortrea Holdings, Inc.*(a) 6,120 122,400
Machinery 2 .1%
Cummins, Inc. 6,624 2,144,785
Otis Worldwide Corp. 28,698 2,982,870
5,127,655
Media 0 .6%
Fox Corp., Class A 36,509 1,545,426
Multi-Utilities 1 .3%
CenterPoint Energy, Inc. 44,951 1,322,458
Public Service Enterprise
Group, Inc.(a) 20,166 1,799,009
3,121,467
Oil, Gas & Consumable Fuels 1 .4%
Phillips 66 4,269 561,160
Valero Energy Corp. 21,605 2,917,323
3,478,483
Common Stocks
Shares Value ($)
Passenger Airlines 0 .4%
Southwest Airlines Co.(a) 33,332 987,627
Pharmaceuticals 1 .9%
Merck & Co., Inc. 42,011 4,770,769
Professional Services 2 .3%
Automatic Data Processing,
Inc. 15,188 4,202,975
KBR, Inc. 12,599 820,573
Paycom Software, Inc. 3,814 635,298
TriNet Group, Inc. 928 89,988
5,748,834
Real Estate Management & Development 0 .1%
Howard Hughes Holdings,
Inc.* 2,841 219,979
Residential REITs 1 .6%
Camden Property Trust(a) 17,250 2,130,893
Essex Property Trust, Inc. 6,041 1,784,632
3,915,525
Semiconductors & Semiconductor Equipment 9 .2%
Intel Corp. 91,227 2,140,185
Lam Research Corp. 1,512 1,233,913
NVIDIA Corp. 160,415 19,480,798
22,854,896
Software 13 .2%
Atlassian Corp., Class A* 4,482 711,786
Confluent, Inc., Class A* 15,252 310,836
Crowdstrike Holdings, Inc.,
Class A*(a) 8,262 2,317,243
DoubleVerify Holdings, Inc.* 14,285 240,559
Dropbox, Inc., Class A*(a) 70,214 1,785,542
Fortinet, Inc.* 49,780 3,860,439
Guidewire Software, Inc.*(a) 8,357 1,528,830
Intuit, Inc. 7,498 4,656,258
Microsoft Corp. 26,400 11,359,920
Nutanix, Inc., Class A* 10,796 639,663
Palo Alto Networks, Inc.* 7,461 2,550,170
Procore Technologies, Inc.*(a) 9,185 566,898
Salesforce, Inc. 2,765 756,808
SentinelOne, Inc., Class A*(a) 20,074 480,170
Teradata Corp.* 8,155 247,423
UiPath, Inc., Class A*(a) 20,905 267,584
Workday, Inc., Class A* 1,977 483,199
32,763,328
Specialty Retail 0 .2%
Williams-Sonoma, Inc.(a) 3,164 490,167
Technology Hardware, Storage & Peripherals 8 .2%
Apple, Inc. 82,342 19,185,686
Seagate Technology Holdings
plc(a) 11,851 1,298,040
20,483,726
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 6,882 1,097,335
Trading Companies & Distributors 0 .1%
WESCO International, Inc. 1,879 315,635
Total Common Stocks
(cost $183,515,634) 246,481,083

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Repurchase Agreements 0 .8%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,000,138, collateralized
by U.S. Government
Agency Securities,
ranging from 0.75%
- 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,013,869, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $1,034,004.(b) 1,013,729 1,013,729
Total Repurchase Agreements
(cost $2,013,729) 2,013,729
Total Investments
(cost $185,529,363) — 100.0% 248,494,812
Liabilities in excess of other assets — 0.0% (11,847)
NET ASSETS — 100.0%
$ 248,482,965
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $11,670,416, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,013,729 and by
$9,915,750 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $11,929,479.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$2,013,729.
REIT Real Estate Investment Trust

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 246,481,083 $ – $ – $ 246,481,083
Repurchase Agreements – 2,013,729 – 2,013,729
Total $ 246,481,083 $ 2,013,729 $ – $ 248,494,812
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) - September 30, 2024 (Unaudited) - Statement
of Investments - 25
Common Stocks 98.4%
Shares Value ($)
Aerospace & Defense 1.7%
Textron, Inc. 65,400 5,793,132
Automobile Components 2.6%
Aptiv plc*(a) 46,400 3,341,264
BorgWarner, Inc.(a) 160,300 5,817,287
9,158,551
Banks 2.4%
Huntington Bancshares, Inc. 242,550 3,565,485
Prosperity Bancshares, Inc. 64,900 4,677,343
8,242,828
Broadline Retail 1.4%
eBay, Inc. 74,300 4,837,673
Building Products 1.1%
Carrier Global Corp. 49,500 3,984,255
Capital Markets 2.6%
Bank of New York Mellon
Corp. (The) 73,400 5,274,524
T. Rowe Price Group, Inc. 34,400 3,747,192
9,021,716
Chemicals 5.2%
Axalta Coating Systems Ltd.* 131,900 4,773,461
CF Industries Holdings, Inc. 44,600 3,826,680
RPM International, Inc.(a) 37,600 4,549,600
Westlake Corp. 34,000 5,109,860
18,259,601
Commercial Services & Supplies 0.6%
Republic Services, Inc., Class
A 10,700 2,148,988
Communications Equipment 1.0%
Motorola Solutions, Inc. 7,875 3,540,836
Consumer Staples Distribution & Retail 5.8%
BJ's Wholesale Club Holdings,
Inc.*(a) 80,600 6,647,888
Target Corp.(a) 41,550 6,475,983
US Foods Holding Corp.* 116,200 7,146,300
20,270,171
Containers & Packaging 5.9%
AptarGroup, Inc. 27,500 4,405,225
Avery Dennison Corp. 16,400 3,620,464
Crown Holdings, Inc.(a) 74,100 7,104,708
Packaging Corp. of America 24,475 5,271,915
20,402,312
Electric Utilities 3.5%
Alliant Energy Corp. 136,100 8,259,909
Xcel Energy, Inc. 61,175 3,994,728
12,254,637
Electrical Equipment 1.6%
Hubbell, Inc., Class B(a) 3,900 1,670,565
Regal Rexnord Corp. 23,000 3,815,240
5,485,805
Electronic Equipment, Instruments & Components 3.1%
Flex Ltd.* 70,700 2,363,501
Trimble, Inc.* 66,925 4,155,373
Zebra Technologies Corp.,
Class A* 11,700 4,332,744
10,851,618
Common Stocks
Shares Value ($)
Energy Equipment & Services 1.8%
Baker Hughes Co., Class A 170,800 6,174,420
Financial Services 1.0%
Global Payments, Inc. 35,700 3,656,394
Ground Transportation 3.9%
JB Hunt Transport Services,
Inc. 28,500 4,911,405
Knight-Swift Transportation
Holdings, Inc., Class A 89,800 4,844,710
Landstar System, Inc. 20,300 3,834,061
13,590,176
Health Care Equipment & Supplies 4.3%
Cooper Cos., Inc. (The)* 50,600 5,583,204
Hologic, Inc.*(a) 61,300 4,993,498
Zimmer Biomet Holdings, Inc. 40,700 4,393,565
14,970,267
Health Care Providers & Services 2.0%
Quest Diagnostics, Inc. 44,000 6,831,000
Health Care REITs 1.4%
Alexandria Real Estate
Equities, Inc. 41,000 4,868,750
Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc.(a) 15,125 2,482,466
Expedia Group, Inc.* 13,700 2,027,874
Hilton Worldwide Holdings,
Inc. 10,100 2,328,050
Yum! Brands, Inc. 16,200 2,263,302
9,101,692
Industrial REITs 0.7%
Lineage, Inc.(a) 29,700 2,327,886
Insurance 8.6%
American Financial Group, Inc. 40,300 5,424,380
Fidelity National Financial, Inc. 91,600 5,684,696
Hartford Financial Services
Group, Inc. (The) 52,600 6,186,286
Old Republic International
Corp. 140,400 4,972,968
Willis Towers Watson plc 25,900 7,628,327
29,896,657
IT Services 2.3%
Akamai Technologies, Inc.* 42,800 4,320,660
Globant SA*(a) 18,800 3,725,032
8,045,692
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc. 26,500 3,934,720
ICON plc* 16,375 4,704,701
8,639,421
Machinery 4.1%
AGCO Corp. 40,700 3,982,902
Lincoln Electric Holdings, Inc. 13,525 2,597,071
Middleby Corp. (The)* 37,100 5,161,723
Xylem, Inc. 19,800 2,673,594
14,415,290
Metals & Mining 1.6%
Franco-Nevada Corp. 46,100 5,727,925
Oil, Gas & Consumable Fuels 3.6%
Chord Energy Corp. 28,275 3,682,253

26 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager
Mid Cap Value Fund)
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc. 201,800 4,833,110
Devon Energy Corp.(a) 100,000 3,912,000
12,427,363
Professional Services 6.3%
FTI Consulting, Inc.*(a) 25,150 5,723,134
Genpact Ltd. 108,000 4,234,680
Leidos Holdings, Inc. 30,100 4,906,300
ManpowerGroup, Inc. 45,700 3,359,864
TransUnion 34,700 3,633,090
21,857,068
Residential REITs 2.9%
Camden Property Trust 49,900 6,164,147
Equity LifeStyle Properties,
Inc. 53,500 3,816,690
9,980,837
Retail REITs 2.2%
NNN REIT, Inc.(a) 158,400 7,680,816
Semiconductors & Semiconductor Equipment 2.2%
MKS Instruments, Inc. 36,800 4,000,528
ON Semiconductor Corp.* 49,175 3,570,597
7,571,125
Specialized REITs 2.8%
Lamar Advertising Co., Class A 44,975 6,008,660
SBA Communications Corp.,
Class A 15,200 3,658,640
9,667,300
Specialty Retail 1.6%
Liberty Broadband Corp.*^∞ 32,251 0
Ross Stores, Inc. 36,700 5,523,717
5,523,717
Textiles, Apparel & Luxury Goods 0.8%
Ralph Lauren Corp., Class A 15,300 2,966,211
Water Utilities 0.7%
American Water Works Co.,
Inc. 17,525 2,562,856
Total Common Stocks
(cost $299,553,189) 342,734,986
Repurchase Agreements 5.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$8,981,965, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $9,160,345.(b) 8,980,730 8,980,730
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,269, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$2,040,000.(b) 2,000,000 2,000,000
ING Financial Services LLC,
4.83%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$8,037,567, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$8,160,003.(b) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $18,980,730) 18,980,730
Total Investments
(cost $318,533,919) — 103.9% 361,715,716
Liabilities in excess of other assets — (3.9)% (13,681,307)
NET ASSETS — 100.0%
$ 348,034,409
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $41,565,377, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $18,980,730 and by
$23,527,573 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/31/2024 –
5/15/2054, a total value of $42,508,303.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$18,980,730.
REIT Real Estate Investment Trust

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) - September 30, 2024 (Unaudited) - Statement
of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

28 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager
Mid Cap Value Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 5,793,132 $ – $ – $ 5,793,132
Automobile Components 9,158,551 – – 9,158,551
Banks 8,242,828 – – 8,242,828
Broadline Retail 4,837,673 – – 4,837,673
Building Products 3,984,255 – – 3,984,255
Capital Markets 9,021,716 – – 9,021,716
Chemicals 18,259,601 – – 18,259,601
Commercial Services & Supplies 2,148,988 – – 2,148,988
Communications Equipment 3,540,836 – – 3,540,836
Consumer Staples Distribution & Retail 20,270,171 – – 20,270,171
Containers & Packaging 20,402,312 – – 20,402,312
Electric Utilities 12,254,637 – – 12,254,637
Electrical Equipment 5,485,805 – – 5,485,805
Electronic Equipment, Instruments &
Components 10,851,618 – – 10,851,618
Energy Equipment & Services 6,174,420 – – 6,174,420
Financial Services 3,656,394 – – 3,656,394
Ground Transportation 13,590,176 – – 13,590,176
Health Care Equipment & Supplies 14,970,267 – – 14,970,267
Health Care Providers & Services 6,831,000 – – 6,831,000
Health Care REITs 4,868,750 – – 4,868,750
Hotels, Restaurants & Leisure 9,101,692 – – 9,101,692
Industrial REITs 2,327,886 – – 2,327,886
Insurance 29,896,657 – – 29,896,657
IT Services 8,045,692 – – 8,045,692
Life Sciences Tools & Services 8,639,421 – – 8,639,421
Machinery 14,415,290 – – 14,415,290
Metals & Mining 5,727,925 – – 5,727,925
Oil, Gas & Consumable Fuels 12,427,363 – – 12,427,363
Professional Services 21,857,068 – – 21,857,068
Residential REITs 9,980,837 – – 9,980,837
Retail REITs 7,680,816 – – 7,680,816
Semiconductors & Semiconductor
Equipment 7,571,125 – – 7,571,125
Specialized REITs 9,667,300 – – 9,667,300
Specialty Retail 5,523,717 – – 5,523,717
Textiles, Apparel & Luxury Goods 2,966,211 – – 2,966,211
Water Utilities 2,562,856 – – 2,562,856
Total Common Stocks $ 342,734,986 $ – $ – $ 342,734,986
Repurchase Agreements – 18,980,730 – 18,980,730
Total $ 342,734,986 $ 18,980,730 $ – $ 361,715,716
As of September 30, 2024, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) - September 30, 2024 (Unaudited) - Statement
of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of September 30, 2024, the Fund had no open forward foreign currency contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 96.4%
Shares Value ($)
Aerospace & Defense 0.3%
Leonardo DRS, Inc.* 46,888 1,323,179
Automobiles 0.5%
Tesla, Inc.* 7,220 1,888,969
Banks 1.5%
NU Holdings Ltd., Class A* 346,930 4,735,595
Popular, Inc. 14,341 1,437,972
6,173,567
Beverages 0.1%
Boston Beer Co., Inc. (The),
Class A* 812 234,782
Biotechnology 1.4%
ACADIA Pharmaceuticals,
Inc.*(a) 51,234 787,979
Blueprint Medicines Corp.*(a) 4,526 418,655
Exelixis, Inc.* 35,020 908,769
Incyte Corp.*(a) 1,274 84,211
PTC Therapeutics, Inc.*(a) 30,630 1,136,373
Sarepta Therapeutics, Inc.* 20,664 2,580,727
5,916,714
Broadline Retail 4.7%
Amazon.com, Inc.* 94,941 17,690,356
Coupang, Inc.* 68,912 1,691,790
19,382,146
Building Products 2.8%
AZEK Co., Inc. (The), Class A* 62,607 2,930,008
Builders FirstSource, Inc.* 10,953 2,123,348
Lennox International, Inc. 8,225 4,970,285
Trex Co., Inc.* 20,624 1,373,146
11,396,787
Capital Markets 1.1%
Moelis & Co., Class A 33,552 2,298,648
Piper Sandler Cos. 1,708 484,747
TPG, Inc., Class A(a) 27,187 1,564,884
4,348,279
Chemicals 0.0%
†
Innospec, Inc. 1,206 136,386
Commercial Services & Supplies 2.0%
Cintas Corp. 17,464 3,595,488
Veralto Corp. 42,964 4,805,953
8,401,441
Consumer Finance 0.7%
Ally Financial, Inc.(a) 80,707 2,872,362
Diversified Consumer Services 0.1%
Duolingo, Inc., Class A*(a) 2,131 600,985
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc. 21,532 655,649
Electric Utilities 1.3%
NRG Energy, Inc. 60,406 5,502,987
Electrical Equipment 0.2%
Vertiv Holdings Co., Class A 10,037 998,581
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A 97,595 6,359,290
Energy Equipment & Services 0.1%
Weatherford International plc 5,816 493,895
Common Stocks
Shares Value ($)
Entertainment 2.7%
Live Nation Entertainment,
Inc.*(a) 22,413 2,453,999
ROBLOX Corp., Class A* 44,045 1,949,432
Roku, Inc., Class A* 4,236 316,260
Spotify Technology SA* 16,985 6,259,482
10,979,173
Financial Services 2.3%
Equitable Holdings, Inc. 109,750 4,612,792
Mastercard, Inc., Class A 8,746 4,318,775
NCR Atleos Corp.*(a) 15,320 437,080
9,368,647
Food Products 0.5%
Pilgrim's Pride Corp.*(a) 46,025 2,119,451
Ground Transportation 2.2%
ArcBest Corp.(a) 10,305 1,117,577
Lyft, Inc., Class A* 167,441 2,134,873
Old Dominion Freight Line, Inc. 29,261 5,812,405
9,064,855
Health Care Equipment & Supplies 3.4%
Align Technology, Inc.* 16,414 4,174,409
Edwards Lifesciences Corp.* 71,967 4,749,102
GE HealthCare Technologies,
Inc.(a) 33,036 3,100,429
Tandem Diabetes Care,
Inc.*(a) 44,408 1,883,343
13,907,283
Health Care Providers & Services 3.7%
Elevance Health, Inc. 7,633 3,969,160
McKesson Corp. 11,276 5,575,080
Molina Healthcare, Inc.* 16,500 5,685,240
15,229,480
Hotels, Restaurants & Leisure 6.5%
Airbnb, Inc., Class A* 40,800 5,173,848
Booking Holdings, Inc. 2,158 9,089,755
Domino's Pizza, Inc.(a) 8,153 3,506,931
Expedia Group, Inc.* 18,281 2,705,954
Hilton Worldwide Holdings,
Inc. 8,592 1,980,456
Wingstop, Inc. 7,418 3,086,481
Wynn Resorts Ltd.(a) 10,200 977,976
26,521,401
Household Durables 0.0%
†
SharkNinja, Inc. 500 54,355
Household Products 0.0%
†
Central Garden & Pet Co.,
Class A* 1,240 38,936
Independent Power and Renewable Electricity Producers
1.7%
Vistra Corp. 57,582 6,825,770
Insurance 1.7%
Everest Group Ltd. 4,125 1,616,299
Kinsale Capital Group, Inc. 1,769 823,593
Oscar Health, Inc., Class A* 28,052 594,983
RLI Corp.(a) 13,386 2,074,562
Selective Insurance Group,
Inc. 18,510 1,726,983
6,836,420

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Interactive Media & Services 4.9%
Alphabet, Inc., Class C 45,394 7,589,423
Meta Platforms, Inc., Class A 18,100 10,361,164
TripAdvisor, Inc.* 116,359 1,686,042
Yelp, Inc., Class A*(a) 14,505 508,835
20,145,464
IT Services 2.1%
DigitalOcean Holdings, Inc.*(a) 42,023 1,697,309
EPAM Systems, Inc.* 9,485 1,887,799
GoDaddy, Inc., Class A* 1,837 288,005
Twilio, Inc., Class A* 18,136 1,182,830
VeriSign, Inc.* 17,932 3,406,363
8,462,306
Machinery 0.7%
Atmus Filtration Technologies,
Inc. 75,055 2,816,814
Media 0.1%
Trade Desk, Inc. (The), Class
A* 3,518 385,749
Paper & Forest Products 1.0%
Louisiana-Pacific Corp. 36,435 3,915,305
Pharmaceuticals 1.2%
Corcept Therapeutics, Inc.*(a) 57,045 2,640,043
Eli Lilly & Co. 2,761 2,446,080
5,086,123
Professional Services 1.7%
Insperity, Inc. 22,102 1,944,976
KBR, Inc. 68,212 4,442,648
TriNet Group, Inc. 4,460 432,486
6,820,110
Real Estate Management & Development 0.1%
Compass, Inc., Class A* 61,991 378,765
Semiconductors & Semiconductor Equipment 5.8%
Broadcom, Inc. 20,502 3,536,595
Monolithic Power Systems,
Inc. 5,391 4,983,980
NVIDIA Corp. 66,298 8,051,229
Silicon Laboratories, Inc.* 1,339 154,748
Teradyne, Inc. 38,518 5,158,716
Universal Display Corp. 10,228 2,146,857
24,032,125
Software 22.7%
Adobe, Inc.* 15,420 7,984,167
Atlassian Corp., Class A* 22,172 3,521,135
Box, Inc., Class A* 80,592 2,637,776
Confluent, Inc., Class A*(a) 90,939 1,853,337
Crowdstrike Holdings, Inc.,
Class A*(a) 15,681 4,398,050
DoubleVerify Holdings, Inc.* 5,875 98,935
Dropbox, Inc., Class A*(a) 205,437 5,224,263
Gitlab, Inc., Class A*(a) 18,109 933,338
Guidewire Software, Inc.* 12,354 2,260,041
Intuit, Inc. 10,034 6,231,114
Manhattan Associates, Inc.*(a) 4,089 1,150,563
Microsoft Corp. 91,123 39,210,227
Nutanix, Inc., Class A* 52,627 3,118,150
Procore Technologies, Inc.* 26,407 1,629,840
RingCentral, Inc., Class A* 30,223 955,953
Salesforce, Inc. 11,769 3,221,293
Common Stocks
Shares Value ($)
Software
SentinelOne, Inc., Class A*(a) 73,448 1,756,876
Teradata Corp.* 4,540 137,744
UiPath, Inc., Class A*(a) 100,118 1,281,510
Workday, Inc., Class A* 20,468 5,002,584
Workiva, Inc., Class A* 9,550 755,596
93,362,492
Specialty Retail 1.3%
Williams-Sonoma, Inc.(a) 34,190 5,296,715
Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc. 184,015 42,875,495
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.* 27,816 4,435,261
Trading Companies & Distributors 0.1%
Herc Holdings, Inc.(a) 3,120 497,422
Total Common Stocks
(cost $294,358,529) 396,141,916
Repurchase Agreements 3.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,825,427, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $4,921,259.(b) 4,824,764 4,824,764
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,674, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Pershing LLC,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,674, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$5,100,017.(b) 5,000,000 5,00 0,000

32 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,000,136, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 6.85%, maturing
10/25/2024 - 3/20/2071;
total market value
$1,020,138.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $15,824,764) 15,824,764
Total Investments
(cost $310,183,293) — 100.3% 411,966,680
Liabilities in excess of other assets — (0.3)% (1,403,774)
NET ASSETS — 100.0%
$ 410,562,906
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $32,008,003, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,824,764 and by
$16,687,811 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $32,512,575.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$15,824,764.

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 33
OTC Total return swap contracts outstanding as of September 30, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Acushnet Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 19,803 3,861 3,861
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,690 3,697 3,697
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,142 1,948 1,948
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 65,235 136,994 136,994
Amicus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 43,529 1,306 1,306
Amphenol Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,477 1,670 1,670
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 18,471 8,081 8,081
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 54,713 285,055 285,055
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,576 1,634 1,634
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 49,438 25,708 25,708
Atmus Filtration
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 44,090 6,614 6,614
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 3,232 18,228 18,228
Calix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 19,607 6,470 6,470
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 6.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 17,234 42,568 42,568
Cintas Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 16,108 56,861 56,861
Cleanspark, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,357 8,182 8,182
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 16,399 11,152 11,152
CONMED Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,041 29,148 29,148
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 726 22 22

34 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Duolingo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,864 23,397 23,397
Eli Lilly & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 276 2,249 2,249
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 20,461 40,513 40,513
Evolent Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 33,229 33,894 33,894
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,532 108,256 108,256
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 29,352 734 734
Fortrea Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 31,535 5,046 5,046
Frontdoor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 13,354 8,413 8,413
Geron Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 305,602 9,168 9,168
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,719 33,394 33,394
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 52,744 91,247 91,247
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 5,359 1,447 1,447
Itron, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 15,472 7,272 7,272
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,464 1,610 1,610
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 43,633 19,635 19,635
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,230 701 701
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 14,287 5,000 5,000
Live Nation
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,123 3,842 3,842
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 4,491 5,074 5,074

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 533 3,667 3,667
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 3,390 25,832 25,832
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 698 1,885 1,885
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 8.08% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 98,873 57,346 57,346
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 334,330 16,716 16,716
PAR Technology
Corp.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 17,532 11,746 11,746
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 15,704 31,251 31,251
Popular, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 24,966 56,124 56,124
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 11,105 16,880 16,880
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 4,757 14,414 14,414
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,829 3,763 3,763
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 37,676 3,014 3,014
Selective Insurance
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 8,206 13,130 13,130
SharkNinja, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,401 22,767 22,767
SpringWorks
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 25,433 6,104 6,104
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 419 1,399 1,399
Tempur Sealy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 40,767 7,338 7,338
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 2,816 3,295 3,295
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 22,011 3,826 3,826

36 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 21,854 4,371 4,371
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,681 10,017 10,017
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 20,911 15,893 15,893
Universal Display
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 10,367 45,718 45,718
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 202,609 32,417 32,417
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,116 7,397 7,397
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 56,659 54,960 54,960
Workday, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 2,367 1,869 1,869
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 10,558 1,795 1,795
– –
Total unrealized appreciation 1,525,025 1,525,025
– –
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 12,123 (7,759) (7,759)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 7,065 (8,972) (8,972)
Agilysys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 10,945 (10,945) (10,945)
ArcBest Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 9,535 (8,104) (8,104)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 6,976 (16,812) (16,812)
Axos Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 26,919 (16,152) (16,152)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,668 (384) (384)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 8,773 (22,021) (22,021)
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 12,562 (628) (628)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 43,219 (864) (864)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 173 (90) (90)
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,871 (730) (730)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 21,367 (24,145) (24,145)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,532 (13,277) (13,277)
Cavco Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,342 (22,704) (22,704)
Central Garden &
Pet Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,234 (456) (456)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 5,939 (7,067) (7,067)
Cogent
Communications
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 26,003 (10,271) (10,271)
Cohen & Steers, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 16,855 (4,214) (4,214)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 33,694 (8,760) (8,760)
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 25,278 (8,847) (8,847)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 7,743 (3,872) (3,872)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,936 (26,605) (26,605)
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 17,040 (7,838) (7,838)
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 18,586 (11,523) (11,523)
Energizer Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 51,982 (42,106) (42,106)
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 730 (956) (956)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 32,958 (71,189) (71,189)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 51,160 (512) (512)

38 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 2,921 (3,126) (3,126)
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,705 (7,842) (7,842)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,731 (17,438) (17,438)
Hanesbrands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 276,186 (19,333) (19,333)
Hillenbrand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 77,700 (13,711) (13,711)
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 18,369 (68,149) (68,149)
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 20,962 (21,800) (21,800)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 9,488 (4,934) (4,934)
Integer Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 13,128 (53,825) (53,825)
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 8,836 (2,934) (2,934)
Kadant, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,814 (16,977) (16,977)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 41,988 (420) (420)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 5,787 (57,098) (57,098)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 13,625 (10,627) (10,627)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 136,215 (12,260) (12,260)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 30,688 (34,678) (34,678)
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,138 (20,264) (20,264)
Merit Medical
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 8,144 (9,366) (9,366)
MGE Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 24,487 (21,303) (21,303)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,503 (4,818) (4,818)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 5,116 (21,743) (21,743)
NCR Atleos Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 24,139 (5,069) (5,069)
NeoGenomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 4,791 (1,198) (1,198)
Northern Oil & Gas,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 12,438 (8,210) (8,210)
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 83,676 (18,409) (18,409)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 10,041 (3,615) (3,615)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 14,264 (23,679) (23,679)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 13,828 (89,052) (89,052)
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 20,237 (10,473) (10,473)
Paycom Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 4,958 (4,251) (4,251)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,579 (6,461) (6,461)
Progress Software
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 37,330 (46,476) (46,476)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 42,150 (19,389) (19,389)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 30,847 (1,851) (1,851)
Rambus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 32,082 (3,208) (3,208)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 11,770 (34,015) (34,015)
Semtech Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 16,924 (11,677) (11,677)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 26,542 (4,246) (4,246)

40 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 24,229 (32,951) (32,951)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 19,964 (14,973) (14,973)
Silicon Laboratories,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 4,319 (4,146) (4,146)
Spotify Technology
SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 3,480 (2,332) (2,332)
Starbucks Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 20,657 (2,685) (2,685)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 25,636 (1,025) (1,025)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 34,307 (343) (343)
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,602 (33,539) (33,539)
Tyler Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 4,204 (26,065) (26,065)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 2,669 (6,786) (6,786)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 94,997 (21,849) (21,849)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 21,100 (23,843) (23,843)
Vertex
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 1,751 (3,852) (3,852)
Viking Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,068 (8,514) (8,514)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,147 (18,297) (18,297)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,184 (1,051) (1,051)
Workiva, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,292 (8,557) (8,557)
Wynn Resorts Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,630 (9,879) (9,879)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 57,795 (20,806) (20,806)
– –
Total unrealized depreciation (1,313,221) (1,313,221)
– –
Net unrealized appreciation 211,804 211,804
Financing Costs of Swap Contracts (116,360) (116,360)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 95,444 95,444
OBFR Overnight Bank Funding Rate

42 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 43
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 396,141,916 $ – $ – $ 396,141,916
Repurchase Agreements – 15,824,764 – 15,824,764
Total Return Swaps† – 1,525,025 – 1,525,025
Total Assets $ 396,141,916 $ 17,349,789 $ – $ 413,491,705
Liabilities:
Total Return Swaps† $ – $ (1,429,581) $ – $ (1,429,581)
Total Liabilities $ – $ (1,429,581) $ – $ (1,429,581)
Total $ 396,141,916 $ 15,920,208 $ – $ 412,062,124
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,525,025
Total $ 1,525,025

44 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (1,429,581)
Total $ (1,429,581)
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) - September 30, 2024 (Unaudited) -
Statement of Investments - 45
Common Stocks 97 .6%
Shares Value ($)
Aerospace & Defense 2 .0%
AeroVironment, Inc.*(a) 3,041 609,720
Curtiss-Wright Corp. 6,819 2,241,337
Loar Holdings, Inc.* 4,962 370,116
3,221,173
Automobile Components 1 .9%
Modine Manufacturing Co.*(a) 23,411 3,108,747
Biotechnology 6 .9%
ADMA Biologics, Inc.* 35,333 706,307
Blueprint Medicines Corp.*(a) 10,849 1,003,532
Cytokinetics, Inc.*(a) 7,996 422,189
Halozyme Therapeutics,
Inc.*(a) 25,164 1,440,387
Insmed, Inc.* 19,014 1,388,022
Krystal Biotech, Inc.*(a) 5,690 1,035,751
Merus NV* 10,783 538,719
SpringWorks Therapeutics,
Inc.*(a) 9,788 313,607
Twist Bioscience Corp.*(a) 27,911 1,261,019
Ultragenyx Pharmaceutical,
Inc.* 12,841 713,318
Vaxcyte, Inc.*(a) 8,941 1,021,688
Vericel Corp.* 17,717 748,543
Viking Therapeutics, Inc.*(a) 8,807 557,571
11,150,653
Broadline Retail 1 .3%
Ollie's Bargain Outlet
Holdings, Inc.* 20,878 2,029,342
Building Products 2 .1%
AAON, Inc.(a) 20,184 2,176,642
AZEK Co., Inc. (The), Class A* 27,542 1,288,966
3,465,608
Capital Markets 7 .3%
Cohen & Steers, Inc.(a) 11,657 1,118,489
Evercore, Inc., Class A 13,994 3,545,240
Hamilton Lane, Inc., Class A(a) 23,862 4,018,122
Piper Sandler Cos. 3,279 930,613
StepStone Group, Inc., Class
A 38,789 2,204,379
11,816,843
Chemicals 0 .8%
Element Solutions, Inc. 46,615 1,266,063
Commercial Services & Supplies 3 .7%
Casella Waste Systems, Inc.,
Class A* 20,501 2,039,645
Clean Harbors, Inc.* 16,278 3,934,555
5,974,200
Communications Equipment 0 .5%
Lumentum Holdings, Inc.*(a) 12,655 802,074
Construction & Engineering 2 .5%
Comfort Systems USA, Inc. 10,279 4,012,408
Construction Materials 0 .9%
Eagle Materials, Inc. 5,163 1,485,137
Diversified Consumer Services 2 .0%
Duolingo, Inc., Class A*(a) 11,422 3,221,232
Electronic Equipment, Instruments & Components 4 .3%
Celestica, Inc.* 25,527 1,304,940
Coherent Corp.*(a) 27,125 2,411,684
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Fabrinet* 2,801 662,268
Itron, Inc.* 12,214 1,304,577
Novanta, Inc.* 6,754 1,208,426
6,891,895
Energy Equipment & Services 1 .8%
Archrock, Inc. 32,611 660,047
TechnipFMC plc 61,546 1,614,351
Tidewater, Inc.* 9,985 716,823
2,991,221
Financial Services 1 .8%
Essent Group Ltd. 13,214 849,528
Mr. Cooper Group, Inc.* 21,567 1,988,046
2,837,574
Food Products 1 .2%
Freshpet, Inc.* 14,556 1,990,824
Health Care Equipment & Supplies 6 .3%
Glaukos Corp.* 15,886 2,069,628
Inspire Medical Systems,
Inc.*(a) 5,720 1,207,206
Integer Holdings Corp.*(a) 12,145 1,578,850
Lantheus Holdings, Inc.* 8,166 896,218
Merit Medical Systems,
Inc.*(a) 16,055 1,586,716
PROCEPT BioRobotics Corp.* 5,064 405,728
RxSight, Inc.* 20,319 1,004,368
TransMedics Group, Inc.* 9,043 1,419,751
10,168,465
Health Care Providers & Services 6 .1%
BrightSpring Health Services,
Inc.*(a) 34,752 510,159
Encompass Health Corp. 32,195 3,111,325
Guardant Health, Inc.* 12,243 280,855
HealthEquity, Inc.*(a) 22,341 1,828,611
RadNet, Inc.*(a) 27,001 1,873,599
Select Medical Holdings Corp. 27,847 971,025
Surgery Partners, Inc.*(a) 37,858 1,220,542
9,796,116
Hotels, Restaurants & Leisure 6 .2%
Cava Group, Inc.* 10,782 1,335,351
Red Rock Resorts, Inc., Class
A 14,982 815,620
Shake Shack, Inc., Class A* 11,238 1,159,874
Sweetgreen, Inc., Class A*(a) 38,021 1,347,845
Texas Roadhouse, Inc., Class
A 12,862 2,271,429
Wingstop, Inc. 7,455 3,101,876
10,031,995
Household Durables 1 .3%
Taylor Morrison Home Corp.,
Class A* 30,188 2,121,009
Industrial REITs 0 .8%
Terreno Realty Corp.(a) 20,140 1,345,956
Insurance 0 .4%
Kinsale Capital Group, Inc. 1,315 612,225
Life Sciences Tools & Services 0 .5%
Repligen Corp.* 5,594 832,499

46 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Man-
ager Small Cap Growth Fund)
Common Stocks
Shares Value ($)
Machinery 5 .7%
Crane Co. 13,904 2,200,725
Esab Corp. 14,488 1,540,219
Federal Signal Corp. 22,865 2,136,963
Flowserve Corp. 15,514 801,919
SPX Technologies, Inc.* 15,979 2,548,011
9,227,837
Marine Transportation 1 .0%
Kirby Corp.* 12,599 1,542,496
Metals & Mining 3 .6%
ATI, Inc.*(a) 36,053 2,412,306
Carpenter Technology Corp.(a) 21,215 3,385,490
5,797,796
Office REITs 1 .2%
Highwoods Properties, Inc. 35,362 1,184,981
SL Green Realty Corp.(a) 10,872 756,800
1,941,781
Oil, Gas & Consumable Fuels 0 .4%
Northern Oil & Gas, Inc.(a) 20,473 724,949
Personal Care Products 0 .6%
BellRing Brands, Inc.* 15,221 924,219
Pharmaceuticals 0 .8%
Intra-Cellular Therapies,
Inc.*(a) 18,236 1,334,328
Professional Services 1 .2%
Parsons Corp.*(a) 18,754 1,944,415
Semiconductors & Semiconductor Equipment 7 .4%
Astera Labs, Inc.*(a) 22,953 1,202,508
Impinj, Inc.*(a) 8,281 1,793,002
MACOM Technology Solutions
Holdings, Inc.* 20,664 2,299,077
Nova Ltd.*(a) 11,934 2,486,329
Onto Innovation, Inc.* 10,061 2,088,261
SiTime Corp.*(a) 12,176 2,088,306
11,957,483
Software 10 .9%
Altair Engineering, Inc., Class
A*(a) 19,366 1,849,647
Appfolio, Inc., Class A*(a) 8,147 1,917,804
Clearwater Analytics Holdings,
Inc., Class A* 61,400 1,550,350
CyberArk Software Ltd.*(a) 9,306 2,713,723
Guidewire Software, Inc.* 13,047 2,386,818
Onestream, Inc., Class A* 10,499 355,916
Q2 Holdings, Inc.*(a) 27,547 2,197,424
SentinelOne, Inc., Class A*(a) 40,764 975,075
SPS Commerce, Inc.* 8,799 1,708,502
Varonis Systems, Inc., Class
B* 35,807 2,023,095
17,678,354
Specialty Retail 1 .4%
Abercrombie & Fitch Co.,
Class A* 4,779 668,582
Boot Barn Holdings, Inc.*(a) 9,055 1,514,720
2,183,302
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0 .8%
Applied Industrial
Technologies, Inc. 5,821 1,298,840
Total Common Stocks
(cost $112,962,685) 157,729,059
Repurchase Agreements 12 .0%
Principal
Amount ($)
Bank of America NA,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$3,000,407, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $3,060,000.(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$8,366,174, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $8,532,325.(b) 8,365,024 8,365,024
Citi Global Market, Inc.,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,269, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$2,040,000.(b) 2,000,000 2,000,000

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) - September 30, 2024 (Unaudited) -
Statement of Investments - 47
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$6,000,813, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 6.85%, maturing
10/25/2024 - 3/20/2071;
total market value
$6,120,830.(b) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $19,365,024) 19,365,024
Total Investments
(cost $132,327,709) — 109.6% 177,094,083
Liabilities in excess of other assets — (9.6)% (15,503,841)
NET ASSETS — 100.0%
$ 161,590,242
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $48,348,016, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,365,024 and by
$29,790,202 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $49,155,226.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$19,365,024.
REIT Real Estate Investment Trust

48 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Man-
ager Small Cap Growth Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) - September 30, 2024 (Unaudited) -
Statement of Investments - 49
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 157,729,059 $ – $ – $ 157,729,059
Repurchase Agreements – 19,365,024 – 19,365,024
Total $ 157,729,059 $ 19,365,024 $ – $ 177,094,083
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 0 .2%
AerSale Corp.* 800 4,040
Astronics Corp.*(a) 2,008 39,116
V2X, Inc.* 7,875 439,897
483,053
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc.*(a) 2,728 17,541
Automobile Components 3 .1%
Adient plc*(a) 18,528 418,177
American Axle &
Manufacturing Holdings,
Inc.* 79,140 489,085
Cooper-Standard Holdings,
Inc.* 2,250 31,207
Dana, Inc. 60,280 636,557
Dorman Products, Inc.* 28,800 3,257,856
Goodyear Tire & Rubber Co.
(The)* 109,850 972,173
Phinia, Inc. 14,981 689,575
Stoneridge, Inc.* 14,556 162,882
6,657,512
Banks 9 .2%
Amalgamated Financial Corp. 6,503 203,999
Amerant Bancorp, Inc., Class
A(a) 5,322 113,731
Bank of NT Butterfield & Son
Ltd. (The) 14,340 528,859
BankUnited, Inc. 48,150 1,754,586
BCB Bancorp, Inc. 3,196 39,439
Berkshire Hills Bancorp, Inc. 28,744 774,076
Byline Bancorp, Inc.(a) 4,874 130,477
Capital Bancorp, Inc. 2,375 61,061
Capital City Bank Group, Inc. 3,672 129,585
Central Pacific Financial Corp. 11,316 333,935
Civista Bancshares, Inc. 1,300 23,166
Community Trust Bancorp, Inc. 6,849 340,121
ConnectOne Bancorp, Inc.(a) 5,702 142,835
Cullen/Frost Bankers, Inc.(a) 2,675 299,225
Customers Bancorp, Inc.* 15,584 723,877
Eastern Bankshares, Inc.(a) 21,785 357,056
FB Financial Corp. 12,906 605,679
Financial Institutions, Inc. 6,112 155,673
First Bancorp 85,666 1,813,549
First Business Financial
Services, Inc. 764 34,831
First Financial Corp.(a) 5,964 261,521
First Foundation, Inc.(a) 68,474 427,278
First Horizon Corp. 7,799 121,118
First Internet Bancorp(a) 5,028 172,259
First Savings Financial Group,
Inc. 421 10,024
Five Star Bancorp 189 5,619
FS Bancorp, Inc. 1,120 49,829
Great Southern Bancorp, Inc.
(a) 959 54,960
Guaranty Bancshares, Inc.(a) 3,052 104,928
Hanmi Financial Corp. 15,595 290,067
HarborOne Bancorp, Inc. 23,385 303,537
HBT Financial, Inc. 3,264 71,416
Hilltop Holdings, Inc. 33,375 1,073,340
Home Bancorp, Inc. 843 37,581
Common Stocks
Shares Value ($)
Banks
HomeTrust Bancshares, Inc. 5,589 190,473
Independent Bank Corp. 7,307 243,688
Investar Holding Corp.(a) 257 4,986
Kearny Financial Corp. 36,195 248,660
Live Oak Bancshares, Inc. 1,360 64,423
Mercantile Bank Corp. 1,860 81,319
Metropolitan Bank Holding
Corp.* 8,820 463,756
Midland States Bancorp, Inc. 7,844 175,549
MVB Financial Corp.(a) 85 1,646
Northfield Bancorp, Inc. 26,211 304,048
Northrim Bancorp, Inc. 2,505 178,406
OFG Bancorp(a) 31,207 1,401,818
Origin Bancorp, Inc.(a) 1,840 59,174
Peapack-Gladstone Financial
Corp. 5,163 141,518
Preferred Bank(a) 2,323 186,421
Primis Financial Corp. 5,970 72,715
QCR Holdings, Inc. 6,033 446,623
RBB Bancorp 3,770 86,785
Red River Bancshares, Inc. 100 5,200
Sierra Bancorp 2,845 82,164
SmartFinancial, Inc. 3,443 100,329
South Plains Financial, Inc. 2,905 98,538
Southern First Bancshares,
Inc.* 2,685 91,505
Texas Capital Bancshares,
Inc.* 24,976 1,784,785
Third Coast Bancshares, Inc.* 1,960 52,469
Towne Bank 14,717 486,544
UMB Financial Corp.(a) 11,162 1,173,238
Veritex Holdings, Inc. 9,140 240,565
20,016,582
Biotechnology 2 .8%
ACELYRIN, Inc.* 63,045 310,812
Aldeyra Therapeutics, Inc.* 2,400 12,936
Arcturus Therapeutics
Holdings, Inc.*(a) 3,060 71,023
CareDx, Inc.* 33,555 1,047,755
Coherus Biosciences, Inc.*(a) 11,140 11,585
Design Therapeutics, Inc.*(a) 4,800 25,824
Editas Medicine, Inc.*(a) 48,229 164,461
Enanta Pharmaceuticals, Inc.* 6,639 68,780
Entrada Therapeutics, Inc.*(a) 11,550 184,569
Fate Therapeutics, Inc.*(a) 102,155 357,542
Generation Bio Co.* 4,800 11,856
Ironwood Pharmaceuticals,
Inc., Class A* 93,620 385,714
iTeos Therapeutics, Inc.* 21,499 219,505
Kodiak Sciences, Inc.* 24,484 63,903
MacroGenics, Inc.*(a) 8,938 29,406
Mersana Therapeutics, Inc.*(a) 14,200 26,838
Organogenesis Holdings, Inc.,
Class A*(a) 43,100 123,266
PMV Pharmaceuticals, Inc.* 8,632 12,862
Poseida Therapeutics, Inc.,
Class A* 44,959 128,583
PTC Therapeutics, Inc.* 16,751 621,462
Pyxis Oncology, Inc.*(a) 6,300 23,121
REGENXBIO, Inc.*(a) 7,832 82,158
Sage Therapeutics, Inc.* 36,263 261,819

NVIT Multi-Manager Small Cap Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Biotechnology
Sutro Biopharma, Inc.* 51,817 179,287
Travere Therapeutics, Inc.*(a) 28,335 396,407
Vanda Pharmaceuticals,
Inc.*(a) 78,115 366,359
Verve Therapeutics, Inc.*(a) 39,832 192,787
Vir Biotechnology, Inc.* 8,798 65,897
Zymeworks, Inc.*(a) 42,850 537,767
5,984,284
Broadline Retail 0 .9%
1stdibs.com, Inc.*(a) 8,623 38,027
Ollie's Bargain Outlet
Holdings, Inc.* 20,600 2,002,320
2,040,347
Building Products 4 .8%
American Woodmark Corp.* 19,300 1,803,585
AZEK Co., Inc. (The), Class A* 51,000 2,386,800
CSW Industrials, Inc.(a) 8,100 2,967,759
Hayward Holdings, Inc.* 195,500 2,998,970
Insteel Industries, Inc. 6,520 202,707
Resideo Technologies, Inc.* 1,000 20,140
10,379,961
Capital Markets 1 .9%
Robinhood Markets, Inc.,
Class A* 42,231 989,050
StoneX Group, Inc.* 8,462 692,869
Virtus Investment Partners,
Inc. 11,800 2,471,510
4,153,429
Chemicals 4 .7%
AdvanSix, Inc.(a) 1,060 32,203
American Vanguard Corp. 15,715 83,290
Ashland, Inc. 27,300 2,374,281
Core Molding Technologies,
Inc.* 6,300 108,423
Ecovyst, Inc.*(a) 57,802 395,944
Element Solutions, Inc. 174,900 4,750,284
Huntsman Corp. 9,380 226,996
Koppers Holdings, Inc. 2,480 90,594
Kronos Worldwide, Inc.(a) 19,055 237,235
Origin Materials, Inc.*(a) 105,309 162,176
Quaker Chemical Corp.(a) 5,600 943,544
Rayonier Advanced Materials,
Inc.* 58,404 499,938
Scotts Miracle-Gro Co. (The) 2,483 215,276
Valhi, Inc.(a) 120 4,004
10,124,188
Commercial Services & Supplies 2 .1%
Enviri Corp.* 42,459 439,026
Interface, Inc., Class A 25,759 488,648
Steelcase, Inc., Class A 57,458 775,108
UniFirst Corp. 11,250 2,234,813
Vestis Corp.(a) 36,881 549,527
4,487,122
Communications Equipment 0 .3%
Aviat Networks, Inc.* 111 2,401
NETGEAR, Inc.* 26,832 538,250
Ribbon Communications,
Inc.*(a) 41,120 133,640
674,291
Common Stocks
Shares Value ($)
Construction & Engineering 2 .7%
API Group Corp.* 94,100 3,107,182
Fluor Corp.* 17,239 822,473
MasTec, Inc.*(a) 3,228 397,367
Matrix Service Co.* 7,700 88,781
Primoris Services Corp. 2,292 133,119
Tutor Perini Corp.* 48,085 1,305,988
5,854,910
Consumer Finance 2 .5%
Bread Financial Holdings, Inc. 31,367 1,492,442
EZCORP, Inc., Class A*(a) 2,112 23,676
Green Dot Corp., Class A* 51,437 602,327
LendingTree, Inc.* 8,581 497,956
Navient Corp. 61,963 966,003
Oportun Financial Corp.* 5,900 16,579
PROG Holdings, Inc. 27,596 1,338,130
Regional Management Corp.
(a) 1,920 62,803
SLM Corp.(a) 21,161 483,952
5,483,868
Consumer Staples Distribution & Retail 1 .6%
Andersons, Inc. (The) 18,303 917,713
Grocery Outlet Holding
Corp.*(a) 117,700 2,065,635
Maplebear, Inc.* 2,214 90,198
SpartanNash Co. 19,396 434,664
United Natural Foods, Inc.* 3,500 58,870
3,567,080
Containers & Packaging 0 .0%
†
Pactiv Evergreen, Inc.(a) 1,500 17,265
Diversified Consumer Services 0 .1%
American Public Education,
Inc.*(a) 5,278 77,850
Chegg, Inc.* 44,932 79,530
157,380
Diversified REITs 0 .1%
Alpine Income Property Trust,
Inc. 2,350 42,770
Armada Hoffler Properties, Inc. 5,774 62,532
105,302
Diversified Telecommunication Services 0 .4%
ATN International, Inc. 10,367 335,269
Bandwidth, Inc., Class A* 26,702 467,552
802,821
Electric Utilities 0 .8%
NRG Energy, Inc. 18,335 1,670,318
Electronic Equipment, Instruments & Components 2 .7%
908 Devices, Inc.* 2,600 9,022
ePlus, Inc.* 50,100 4,926,834
FARO Technologies, Inc.* 16,368 313,284
Methode Electronics, Inc. 14,262 170,573
ScanSource, Inc.*(a) 10,648 511,423
5,931,136
Energy Equipment & Services 0 .7%
Helix Energy Solutions Group,
Inc.*(a) 24,452 271,417
Kodiak Gas Services, Inc. 25,620 742,980
Newpark Resources, Inc.* 19,700 136,521

52 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oil States International, Inc.* 59,197 272,306
1,423,224
Entertainment 0 .4%
Eventbrite, Inc., Class A*(a) 64,358 175,697
Madison Square Garden
Entertainment Corp., Class
A* 14,071 598,440
Playstudios, Inc.* 15,740 23,767
Playtika Holding Corp. 10,682 84,602
882,506
Financial Services 2 .1%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,080 67,579
Corebridge Financial, Inc. 13,030 379,955
Enact Holdings, Inc. 13,241 481,045
Jackson Financial, Inc., Class
A 28,404 2,591,297
Merchants Bancorp(a) 6,550 294,488
Onity Group, Inc.* 1,734 55,384
Paysafe Ltd.*(a) 31,853 714,463
4,584,211
Food Products 1 .2%
Dole plc 37,920 617,717
Fresh Del Monte Produce, Inc. 6,629 195,820
Lancaster Colony Corp. 10,400 1,836,328
2,649,865
Gas Utilities 0 .2%
Northwest Natural Holding
Co.(a) 7,984 325,907
Southwest Gas Holdings, Inc. 500 36,880
362,787
Ground Transportation 2 .2%
Covenant Logistics Group,
Inc., Class A 7,734 408,665
Heartland Express, Inc. 26,938 330,799
Landstar System, Inc. 14,800 2,795,276
Lyft, Inc., Class A* 86,434 1,102,033
Ryder System, Inc. 1,175 171,315
4,808,088
Health Care Equipment & Supplies 2 .9%
AngioDynamics, Inc.* 48,785 379,547
Embecta Corp.(a) 18,350 258,735
ICU Medical, Inc.* 24,600 4,482,612
Inogen, Inc.* 24,800 240,560
Nevro Corp.*(a) 48,300 269,997
OraSure Technologies, Inc.* 35,135 150,026
Varex Imaging Corp.* 16,950 202,044
Zimvie, Inc.* 18,696 296,706
6,280,227
Health Care Providers & Services 6 .7%
Addus HomeCare Corp.* 49,200 6,545,076
AMN Healthcare Services,
Inc.*(a) 53,000 2,246,670
Castle Biosciences, Inc.* 19,000 541,880
Cross Country Healthcare,
Inc.*(a) 39,100 525,504
DocGo, Inc.*(a) 280,900 932,588
Common Stocks
Shares Value ($)
Health Care Providers & Services
Ensign Group, Inc. (The)(a) 25,300 3,638,646
14,430,364
Health Care REITs 0 .2%
CareTrust REIT, Inc. 4,860 149,980
Diversified Healthcare Trust 57,000 238,830
388,810
Health Care Technology 0 .1%
Health Catalyst, Inc.*(a) 16,109 131,127
Veradigm, Inc.* 7,219 70,025
201,152
Hotel & Resort REITs 1 .7%
Chatham Lodging Trust 15,812 134,718
Park Hotels & Resorts, Inc. 12,281 173,162
Pebblebrook Hotel Trust(a) 11,769 155,704
RLJ Lodging Trust 111,960 1,027,793
Sunstone Hotel Investors, Inc. 93,541 965,343
Xenia Hotels & Resorts, Inc. 78,400 1,157,968
3,614,688
Hotels, Restaurants & Leisure 1 .0%
Wyndham Hotels & Resorts,
Inc.(a) 28,600 2,234,804
Household Durables 3 .8%
Flexsteel Industries, Inc. 800 35,432
GoPro, Inc., Class A* 143,267 194,843
Green Brick Partners, Inc.* 910 76,003
Hooker Furnishings Corp. 3,198 57,820
iRobot Corp.*(a) 44,947 390,589
KB Home(a) 28,676 2,457,246
Landsea Homes Corp.* 19,547 241,406
Lifetime Brands, Inc.(a) 1,000 6,540
Meritage Homes Corp. 5,333 1,093,638
Purple Innovation, Inc., Class
A* 698 690
Taylor Morrison Home Corp.,
Class A* 20,529 1,442,368
Traeger, Inc.* 9,758 35,909
Tri Pointe Homes, Inc.* 45,473 2,060,382
Universal Electronics, Inc.* 3,420 31,567
8,124,433
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Insurance 5 .7%
CNO Financial Group, Inc. 35,392 1,242,259
Donegal Group, Inc., Class
A(a) 3,895 57,412
eHealth, Inc.* 9,000 36,720
Employers Holdings, Inc. 16,815 806,616
Enstar Group Ltd.* 9,500 3,055,105
Fidelis Insurance Holdings Ltd. 28,733 518,918
Genworth Financial, Inc.,
Class A* 40,694 278,754
Hamilton Insurance Group
Ltd., Class B* 17,300 334,582
Hippo Holdings, Inc.*(a) 6,186 104,420
Horace Mann Educators Corp. 1,320 46,134
James River Group Holdings
Ltd. 32,803 205,675

NVIT Multi-Manager Small Cap Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Insurance
Mercury General Corp. 10,968 690,765
ProAssurance Corp.* 30,730 462,179
Reinsurance Group of
America, Inc. 5,551 1,209,396
RLI Corp. 765 118,560
Safety Insurance Group, Inc. 4,890 399,904
Selectquote, Inc.* 24,564 53,304
Skyward Specialty Insurance
Group, Inc.* 17,808 725,320
Stewart Information Services
Corp.(a) 1,400 104,636
United Fire Group, Inc. 7,353 153,898
Universal Insurance Holdings,
Inc. 22,026 488,096
White Mountains Insurance
Group Ltd. 760 1,289,112
12,381,765
Interactive Media & Services 0 .3%
fuboTV, Inc.*(a) 60,100 85,342
Outbrain, Inc.* 3,600 17,496
TripAdvisor, Inc.* 5,038 73,001
TrueCar, Inc.* 16,353 56,418
Vimeo, Inc.* 100,891 509,499
741,756
IT Services 0 .3%
Brightcove, Inc.* 1,600 3,456
Fastly, Inc., Class A*(a) 16,450 124,526
Kyndryl Holdings, Inc.* 2,617 60,139
Rackspace Technology,
Inc.*(a) 82,300 201,635
Unisys Corp.* 47,591 270,317
660,073
Leisure Products 1 .2%
American Outdoor Brands,
Inc.* 3,514 32,399
Clarus Corp. 16,873 75,929
Funko, Inc., Class A*(a) 17,055 208,412
Johnson Outdoors, Inc., Class
A(a) 792 28,670
MasterCraft Boat Holdings,
Inc.*(a) 15,453 281,399
Solo Brands, Inc., Class A*(a) 7,211 10,168
YETI Holdings, Inc.* 46,300 1,899,689
2,536,666
Life Sciences Tools & Services 0 .1%
Codexis, Inc.* 18,900 58,212
Cytek Biosciences, Inc.*(a) 18,978 105,138
Personalis, Inc.* 4,800 25,824
Quantum-Si, Inc.*(a) 40,119 35,393
Seer, Inc., Class A*(a) 13,700 26,989
251,556
Machinery 2 .4%
Astec Industries, Inc.(a) 11,871 379,160
Hillman Solutions Corp.* 341,400 3,605,184
Manitowoc Co., Inc. (The)* 32,542 313,054
Mayville Engineering Co., Inc.* 8,851 186,579
Proto Labs, Inc.* 14,700 431,739
REV Group, Inc. 2,909 81,626
Shyft Group, Inc. (The) 11,501 144,337
Common Stocks
Shares Value ($)
Machinery
Trinity Industries, Inc.(a) 4,184 145,771
5,287,450
Marine Transportation 0 .2%
Golden Ocean Group Ltd. 28,250 377,985
Media 0 .4%
Scholastic Corp. 12,505 400,285
Stagwell, Inc., Class A*(a) 65,153 457,374
857,659
Metals & Mining 1 .8%
Commercial Metals Co. 21,253 1,168,065
Olympic Steel, Inc. 7,454 290,706
Radius Recycling, Inc., Class A 24,696 457,864
Ryerson Holding Corp. 25,444 506,590
SSR Mining, Inc. 92,397 524,815
SunCoke Energy, Inc. 74,948 650,548
Worthington Steel, Inc. 7,900 268,679
3,867,267
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Angel Oak Mortgage REIT, Inc. 3,300 34,419
Granite Point Mortgage Trust,
Inc. 13,652 43,277
77,696
Office REITs 0 .8%
Easterly Government
Properties, Inc., Class A(a) 15,250 207,095
Equity Commonwealth* 70,393 1,400,821
Orion Office REIT, Inc. 44,900 179,600
1,787,516
Oil, Gas & Consumable Fuels 3 .2%
Berry Corp. 35,500 182,470
California Resources Corp. 16,098 844,662
CONSOL Energy, Inc.(a) 4,403 460,774
Delek US Holdings, Inc. 28,440 533,250
Excelerate Energy, Inc., Class
A 6,950 152,970
Granite Ridge Resources, Inc.
(a) 7,500 44,550
Gulfport Energy Corp.*(a) 1,993 301,641
PBF Energy, Inc., Class A 23,661 732,308
Scorpio Tankers, Inc. 20,011 1,426,784
Teekay Tankers Ltd., Class A 19,292 1,123,759
World Kinect Corp.(a) 39,586 1,223,603
7,026,771
Paper & Forest Products 0 .4%
Clearwater Paper Corp.* 5,640 160,966
Louisiana-Pacific Corp. 6,231 669,583
830,549
Personal Care Products 1 .2%
Honest Co., Inc. (The)* 1,841 6,572
Inter Parfums, Inc.(a) 18,400 2,382,432
Medifast, Inc.*(a) 6,121 117,156
Nature's Sunshine Products,
Inc.* 4,838 65,894
2,572,054
Pharmaceuticals 0 .3%
Atea Pharmaceuticals, Inc.*(a) 25,126 84,172
Biote Corp., Class A* 8,873 49,511

54 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Nektar Therapeutics, Class
A*(a) 108,696 141,305
Theravance Biopharma, Inc.* 32,829 264,602
539,590
Professional Services 3 .8%
Barrett Business Services, Inc.
(a) 1,728 64,817
Conduent, Inc.* 120,866 487,090
Heidrick & Struggles
International, Inc. 8,227 319,701
IBEX Holdings Ltd.* 2,450 48,951
KBR, Inc. 5,166 336,462
Kelly Services, Inc., Class A 18,737 401,159
Mistras Group, Inc.* 8,300 94,371
Planet Labs PBC*(a) 95,100 212,073
Resources Connection, Inc. 35,391 343,293
Robert Half, Inc. 3,370 227,172
TrueBlue, Inc.*(a) 29,879 235,745
Verra Mobility Corp., Class
A*(a) 195,000 5,422,950
8,193,784
Real Estate Management & Development 2 .7%
Cushman & Wakefield plc*(a) 264,300 3,602,409
Douglas Elliman, Inc.* 54,132 99,062
Forestar Group, Inc.* 16,155 522,937
Howard Hughes Holdings,
Inc.* 3,526 273,018
Newmark Group, Inc., Class A 56,730 881,017
Opendoor Technologies,
Inc.*(a) 74,116 148,232
RE/MAX Holdings, Inc., Class
A* 24,849 309,370
RMR Group, Inc. (The), Class
A 2,574 65,328
5,901,373
Retail REITs 0 .7%
InvenTrust Properties Corp. 32,506 922,195
Phillips Edison & Co., Inc. 15,027 566,668
Whitestone REIT 9,635 130,362
1,619,225
Semiconductors & Semiconductor Equipment 0 .6%
Alpha & Omega
Semiconductor Ltd.*(a) 12,370 459,175
Amkor Technology, Inc. 4,540 138,924
MaxLinear, Inc., Class A*(a) 14,400 208,512
SMART Global Holdings,
Inc.*(a) 28,093 588,548
1,395,159
Software 3 .5%
Adeia, Inc.(a) 7,252 86,371
American Software, Inc., Class
A(a) 15,866 177,541
Cerence, Inc.*(a) 46,126 145,297
CS Disco, Inc.*(a) 12,800 75,264
Dropbox, Inc., Class A*(a) 38,121 969,417
E2open Parent Holdings,
Inc.*(a) 116,557 514,016
Meridianlink, Inc.*(a) 137,889 2,836,377
Nutanix, Inc., Class A* 22,204 1,315,587
Common Stocks
Shares Value ($)
Software
Olo, Inc., Class A* 3,900 19,344
ON24, Inc.* 6,308 38,605
Ooma, Inc.* 6,600 75,174
SecureWorks Corp., Class A* 4,292 37,984
SentinelOne, Inc., Class A*(a) 4,988 119,313
Telos Corp.*(a) 11,900 42,721
UiPath, Inc., Class A*(a) 53,168 680,550
Upland Software, Inc.* 26,365 65,649
Xperi, Inc.* 31,282 289,046
7,488,256
Specialty Retail 2 .5%
1-800-Flowers.com, Inc.,
Class A*(a) 13,352 105,881
America's Car-Mart, Inc.*(a) 24,000 1,006,080
Designer Brands, Inc., Class
A(a) 15,818 116,737
Foot Locker, Inc. 34,179 883,185
Genesco, Inc.* 15,793 429,096
Haverty Furniture Cos., Inc. 16,672 457,980
Lands' End, Inc.*(a) 12,050 208,103
Sleep Number Corp.* 18,258 334,487
Sonic Automotive, Inc., Class
A(a) 17,951 1,049,774
Stitch Fix, Inc., Class A* 94,000 265,080
ThredUp, Inc., Class A*(a) 29,300 24,671
Tilly's, Inc., Class A*(a) 10,926 55,723
Zumiez, Inc.* 24,954 531,520
5,468,317
Technology Hardware, Storage & Peripherals 0 .1%
Corsair Gaming, Inc.*(a) 10,500 73,080
Turtle Beach Corp.* 2,620 40,191
113,271
Textiles, Apparel & Luxury Goods 0 .1%
Movado Group, Inc. 5,914 110,000
Superior Group of Cos., Inc. 5,350 82,872
Unifi, Inc.* 2,658 19,510
212,382
Trading Companies & Distributors 2 .6%
Beacon Roofing Supply, Inc.* 28,500 2,463,255
Boise Cascade Co. 15,708 2,214,514
DNOW, Inc.* 57,015 737,204
WESCO International, Inc. 658 110,531
5,525,504
Total Common Stocks
(cost $174,576,986) 214,307,173
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0

NVIT Multi-Manager Small Cap Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 55
Repurchase Agreements 6 .7%
Principal
Amount ($) Value ($)
Bank of America NA,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$6,000,813, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $6,120,000.(b) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,603,264, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $4,694,684.(b) 4,602,631 4,602,631
Pershing LLC,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,000,539, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$4,080,014.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $14,602,631) 14,602,631
Total Investments
(cost $189,185,726) — 105.7% 228,909,804
Liabilities in excess of other assets — (5.7)% (12,333,487)
NET ASSETS — 100.0%
$ 216,576,317
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $27,953,334, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,602,631 and by
$14,134,406 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $28,737,037.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$14,602,631.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

56 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Cap Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 57
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 483,053 $ – $ – $ 483,053
Air Freight & Logistics 17,541 – – 17,541
Automobile Components 6,657,512 – – 6,657,512
Banks 20,016,581 – – 20,016,581
Biotechnology 5,984,284 – – 5,984,284
Broadline Retail 2,040,347 – – 2,040,347
Building Products 10,379,961 – – 10,379,961
Capital Markets 4,153,429 – – 4,153,429
Chemicals 10,124,188 – – 10,124,188
Commercial Services & Supplies 4,487,122 – – 4,487,122
Communications Equipment 674,291 – – 674,291
Construction & Engineering 5,854,910 – – 5,854,910
Consumer Finance 5,483,868 – – 5,483,868
Consumer Staples Distribution & Retail 3,567,080 – – 3,567,080
Containers & Packaging 17,265 – – 17,265
Diversified Consumer Services 157,380 – – 157,380
Diversified REITs 105,302 – – 105,302
Diversified Telecommunication Services 802,821 – – 802,821
Electric Utilities 1,670,319 – – 1,670,319
Electronic Equipment, Instruments &
Components 5,931,136 – – 5,931,136
Energy Equipment & Services 1,423,224 – – 1,423,224
Entertainment 882,506 – – 882,506
Financial Services 4,584,211 – – 4,584,211
Food Products 2,649,865 – – 2,649,865
Gas Utilities 362,787 – – 362,787
Ground Transportation 4,808,088 – – 4,808,088
Health Care Equipment & Supplies 6,280,227 – – 6,280,227
Health Care Providers & Services 14,430,363 – – 14,430,363
Health Care REITs 388,810 – – 388,810
Health Care Technology 201,152 – – 201,152
Hotel & Resort REITs 3,614,688 – – 3,614,688
Hotels, Restaurants & Leisure 2,234,804 – – 2,234,804
Household Durables 8,124,433 – – 8,124,433
Independent Power and Renewable
Electricity Producers – – – –
Insurance 12,381,765 – – 12,381,765
Interactive Media & Services 741,756 – – 741,756
IT Services 660,073 – – 660,073
Leisure Products 2,536,666 – – 2,536,666
Life Sciences Tools & Services 251,556 – – 251,556
Machinery 5,287,451 – – 5,287,451
Marine Transportation 377,985 – – 377,985
Media 857,659 – – 857,659
Metals & Mining 3,867,267 – – 3,867,267
Mortgage Real Estate Investment Trusts
(REITs) 77,696 – – 77,696
Office REITs 1,787,516 – – 1,787,516
Oil, Gas & Consumable Fuels 7,026,771 – – 7,026,771
Paper & Forest Products 830,549 – – 830,549
Personal Care Products 2,572,054 – – 2,572,054
Pharmaceuticals 539,590 – – 539,590
Professional Services 8,193,784 – – 8,193,784
Real Estate Management & Development 5,901,373 – – 5,901,373
Retail REITs 1,619,225 – – 1,619,225
Semiconductors & Semiconductor
Equipment 1,395,159 – – 1,395,159
Software 7,488,256 – – 7,488,256
Specialty Retail 5,468,317 – – 5,468,317

58 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals 113,271 $ – $ – $ 113,271
Textiles, Apparel & Luxury Goods 212,382 – – 212,382
Trading Companies & Distributors 5,525,504 – – 5,525,504
Total Common Stocks $ 214,307,173 $ – $ – $ 214,307,173
Repurchase Agreements – 14,602,631 – 14,602,631
Rights – – – –
Total $ 214,307,173 $ 14,602,631 $ – $ 228,909,804
As of September 30, 2024, the Fund held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Company Fund - September 30, 2024 (Unaudited) - Statement of Investments - 59
Common Stocks 98.8%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.4%
Banks 0.2%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 977,836
Insurance 0.2%
Hamilton Insurance Group Ltd.,
Class B * 35,691 690,264
1,668,100
CANADA 1.1%
Electronic Equipment, Instruments & Components 0.3%
Celestica, Inc. * 21,991 1,124,180
Metals & Mining 0.2%
SSR Mining, Inc. (a) 153,955 874,464
Oil, Gas & Consumable Fuels 0.6%
Teekay Tankers Ltd., Class A 35,437 2,064,206
4,062,850
ISRAEL 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Nova Ltd. *(a) 10,466 2,180,486
MONACO 0.7%
Oil, Gas & Consumable Fuels 0.7%
Scorpio Tankers, Inc. 37,765 2,692,645
NETHERLANDS 0.1%
Biotechnology 0.1%
Merus NV * 9,434 471,323
NORWAY 0.3%
Marine Transportation 0.3%
Golden Ocean Group Ltd. 81,239 1,086,978
PUERTO RICO 1.7%
Banks 1.7%
First Bancorp 170,917 3,618,312
OFG Bancorp 61,143 2,746,544
6,364,856
THAILAND 0.2%
Electronic Equipment, Instruments & Components 0.2%
Fabrinet * 2,445 578,096
UNITED KINGDOM 0.6%
Energy Equipment & Services 0.3%
TechnipFMC plc 54,621 1,432,709
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Insurance 0.3%
Fidelis Insurance Holdings Ltd. 52,081 940,583
2,373,292
UNITED STATES 93.1%
Aerospace & Defense 1.0%
AeroVironment, Inc. *(a) 2,689 539,145
AerSale Corp. * 3,400 17,170
Astronics Corp. * 2,250 43,830
Curtiss-Wright Corp. 6,058 1,991,203
Loar Holdings, Inc. * 4,506 336,103
Common Stocks
Shares Value ($)
UNITED STATES
Aerospace & Defense
V2X, Inc. * 16,577 925,991
3,853,442
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. *(a) 5,753 36,992
Automobile Components 2.8%
Adient plc *(a) 49,598 1,119,427
American Axle & Manufacturing
Holdings, Inc. * 140,630 869,093
Cooper-Standard Holdings, Inc.
*(a) 4,150 57,561
Dana, Inc. (a) 133,986 1,414,892
Goodyear Tire & Rubber Co. (The)
*(a) 190,014 1,681,624
Modine Manufacturing Co. *(a) 20,727 2,752,338
Phinia , Inc. 45,385 2,089,072
Stoneridge, Inc. * 23,569 263,737
10,247,744
Banks 8.3%
1st Source Corp. 480 28,742
Amalgamated Financial Corp. 11,632 364,896
Amerant Bancorp, Inc., Class A 7,692 164,378
BankUnited, Inc. 87,931 3,204,206
Bankwell Financial Group, Inc. 1,851 55,437
BCB Bancorp, Inc. 7,431 91,699
Berkshire Hills Bancorp, Inc. 52,714 1,419,588
Byline Bancorp, Inc. 13,352 357,433
Capital Bancorp, Inc. 1,992 51,214
Capital City Bank Group, Inc. 6,687 235,984
Central Pacific Financial Corp. 23,426 691,301
Civista Bancshares, Inc. 2,000 35,640
Community Trust Bancorp, Inc. 12,640 627,702
ConnectOne Bancorp, Inc. 10,158 254,458
Cullen/Frost Bankers, Inc. (a) 4,991 558,293
Customers Bancorp, Inc. *(a) 37,272 1,731,284
Eastern Bankshares , Inc. (a) 34,394 563,718
FB Financial Corp. 22,565 1,058,975
Financial Institutions, Inc. 11,604 295,554
First Financial Corp. (a) 9,106 399,298
First Foundation, Inc. (a) 138,183 862,262
First Horizon Corp. 15,047 233,680
First Internet Bancorp (a) 10,228 350,411
First Savings Financial Group, Inc. 1,238 29,477
Five Star Bancorp (a) 6,039 179,539
FS Bancorp, Inc. (a) 2,350 104,552
Great Southern Bancorp, Inc. (a) 2,833 162,359
Guaranty Bancshares, Inc. (a) 3,415 117,408
Hanmi Financial Corp. 37,728 701,741
HarborOne Bancorp, Inc. 36,551 474,432
HBT Financial, Inc. 6,368 139,332
Hilltop Holdings, Inc. 61,777 1,986,748
Home Bancorp, Inc. (a) 1,500 66,870
HomeTrust Bancshares, Inc. 11,387 388,069
Independent Bank Corp. 16,000 533,600
Kearny Financial Corp. 72,748 499,779
Live Oak Bancshares, Inc. 4,271 202,317
Mercantile Bank Corp. 3,127 136,712
Metropolitan Bank Holding Corp. * 16,425 863,627
Midland States Bancorp, Inc. 14,801 331,246
MVB Financial Corp. 963 18,644

60 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Northeast Community Bancorp,
Inc. 1,000 26,450
Northfield Bancorp, Inc. 51,292 594,987
Northrim Bancorp, Inc. 4,095 291,646
Origin Bancorp, Inc. 3,880 124,781
Peapack-Gladstone Financial
Corp. 10,049 275,443
Preferred Bank (a) 3,386 271,727
Primis Financial Corp. 10,529 128,243
QCR Holdings, Inc. 13,607 1,007,326
RBB Bancorp (a) 10,692 246,130
Sierra Bancorp 3,626 104,719
South Plains Financial, Inc. 5,592 189,681
Southern First Bancshares, Inc. * 4,215 143,647
Texas Capital Bancshares, Inc. * 50,098 3,580,003
Third Coast Bancshares, Inc. * 3,342 89,465
Towne Bank 22,114 731,089
UMB Financial Corp. (a) 25,888 2,721,088
31,099,030
Biotechnology 5.3%
ACELYRIN, Inc. * 89,167 439,593
ADMA Biologics, Inc. * 30,635 612,394
Aldeyra Therapeutics, Inc. * 4,400 23,716
Arcturus Therapeutics Holdings,
Inc. *(a) 5,340 123,941
Blueprint Medicines Corp. * 9,534 881,895
CareDx , Inc. * 60,171 1,878,840
Coherus Biosciences, Inc. *(a) 15,600 16,224
Cytokinetics, Inc. *(a) 6,955 367,224
Design Therapeutics, Inc. *(a) 9,114 49,033
Editas Medicine, Inc. *(a) 48,636 165,849
Enanta Pharmaceuticals, Inc. * 7,556 78,280
Entrada Therapeutics, Inc. *(a) 20,950 334,781
Fate Therapeutics, Inc. *(a) 177,900 622,650
Generation Bio Co. * 8,916 22,023
Halozyme Therapeutics, Inc. * 21,960 1,256,991
Insmed , Inc. * 16,658 1,216,034
Ironwood Pharmaceuticals, Inc.,
Class A * 161,347 664,750
iTeos Therapeutics, Inc. *(a) 39,855 406,920
Kodiak Sciences, Inc. * 14,197 37,054
Krystal Biotech, Inc. *(a) 4,979 906,327
MacroGenics , Inc. *(a) 16,463 54,163
Mersana Therapeutics, Inc. *(a) 25,735 48,639
Organogenesis Holdings, Inc.,
Class A *(a) 83,300 238,238
PMV Pharmaceuticals, Inc. * 9,196 13,702
Poseida Therapeutics, Inc., Class
A * 90,733 259,496
PTC Therapeutics, Inc. * 32,614 1,209,979
Pyxis Oncology, Inc. *(a) 21,700 79,639
REGENXBIO, Inc. * 9,816 102,970
Sage Therapeutics, Inc. * 63,636 459,452
SpringWorks Therapeutics, Inc.
*(a) 8,477 271,603
Sutro Biopharma, Inc. *(a) 97,977 339,000
Travere Therapeutics, Inc. *(a) 31,249 437,174
Twist Bioscience Corp. *(a) 23,979 1,083,371
Ultragenyx Pharmaceutical, Inc. * 11,320 628,826
Vanda Pharmaceuticals, Inc. *(a) 162,531 762,270
Vaxcyte , Inc. *(a) 8,003 914,503
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Vericel Corp. * 15,277 645,453
Verve Therapeutics, Inc. *(a) 90,483 437,938
Viking Therapeutics, Inc. *(a) 7,700 487,487
Vir Biotechnology, Inc. * 16,453 123,233
Zymeworks , Inc. * 83,690 1,050,310
19,751,965
Broadline Retail 0.5%
1stdibs.com, Inc. * 7,823 34,499
Ollie's Bargain Outlet Holdings,
Inc. *(a) 18,278 1,776,622
1,811,121
Building Products 0.9%
AAON, Inc. (a) 17,634 1,901,650
AZEK Co., Inc. (The), Class A * 23,674 1,107,943
Insteel Industries, Inc. 14,209 441,758
Resideo Technologies, Inc. * 1,228 24,732
3,476,083
Capital Markets 3.5%
Cohen & Steers, Inc. (a) 10,080 967,176
Evercore, Inc., Class A 12,579 3,186,764
Hamilton Lane, Inc., Class A (a) 20,749 3,493,924
Piper Sandler Cos. 2,904 824,184
Robinhood Markets, Inc., Class A * 77,448 1,813,832
StepStone Group, Inc., Class A 33,466 1,901,873
StoneX Group, Inc. * 12,273 1,004,913
13,192,666
Chemicals 1.2%
AdvanSix , Inc. (a) 2,080 63,190
American Vanguard Corp. (a) 29,912 158,534
Core Molding Technologies, Inc. * 10,889 187,400
Ecovyst , Inc. *(a) 109,048 746,979
Element Solutions, Inc. 40,790 1,107,855
Huntsman Corp. 17,400 421,080
Koppers Holdings, Inc. 4,620 168,769
Kronos Worldwide, Inc. (a) 32,831 408,746
Origin Materials, Inc. *(a) 186,875 287,788
Rayonier Advanced Materials,
Inc. * 93,880 803,613
4,353,954
Commercial Services & Supplies 2.7%
Casella Waste Systems, Inc.,
Class A * 19,749 1,964,828
Clean Harbors, Inc. * 14,453 3,493,435
Enviri Corp. * 78,371 810,356
Interface, Inc., Class A 49,972 947,969
Steelcase, Inc., Class A 119,178 1,607,711
Vestis Corp. (a) 72,237 1,076,331
9,900,630
Communications Equipment 0.5%
Aviat Networks, Inc. * 293 6,338
Lumentum Holdings, Inc. *(a) 11,046 700,095
NETGEAR, Inc. * 49,301 988,978
Ribbon Communications, Inc. *(a) 82,425 267,881
1,963,292
Construction & Engineering 2.3%
Comfort Systems USA, Inc. 9,119 3,559,601
Fluor Corp. * 31,962 1,524,907
MasTec , Inc. *(a) 5,848 719,889
Matrix Service Co. * 15,384 177,378
Tutor Perini Corp. *(a) 89,344 2,426,583
8,408,358

NVIT Multi-Manager Small Company Fund - September 30, 2024 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials 0.4%
Eagle Materials, Inc. (a) 4,548 1,308,232
Consumer Finance 2.8%
Bread Financial Holdings, Inc. 57,993 2,759,306
EZCORP, Inc., Class A * 4,701 52,698
Green Dot Corp., Class A * 93,428 1,094,042
LendingTree, Inc. * 13,522 784,682
Navient Corp. (a) 107,462 1,675,333
Oportun Financial Corp. * 11,318 31,804
PROG Holdings, Inc. 56,570 2,743,079
Regional Management Corp. 6,022 196,980
SLM Corp. (a) 39,412 901,352
10,239,276
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The) (a) 34,256 1,717,596
Maplebear , Inc. * 4,030 164,182
SpartanNash Co. 36,468 817,248
United Natural Foods, Inc. * 7,500 126,150
2,825,176
Containers & Packaging 0.0%
†
Pactiv Evergreen, Inc. (a) 2,050 23,596
Diversified Consumer Services 0.8%
American Public Education, Inc.
*(a) 6,472 95,462
Chegg, Inc. * 85,784 151,838
Duolingo, Inc., Class A *(a) 9,646 2,720,365
2,967,665
Diversified REITs 0.1%
Alpine Income Property Trust, Inc. 6,800 123,760
Armada Hoffler Properties, Inc. 12,118 131,238
254,998
Diversified Telecommunication Services 0.4%
ATN International, Inc. 17,865 577,754
Bandwidth, Inc., Class A * 52,351 916,666
1,494,420
Electric Utilities 0.9%
NRG Energy, Inc. 36,137 3,292,081
Electronic Equipment, Instruments & Components 1.6%
908 Devices, Inc. *(a) 4,700 16,309
Coherent Corp. *(a) 23,981 2,132,151
FARO Technologies, Inc. * 34,109 652,846
Itron , Inc. * 10,509 1,122,466
Methode Electronics, Inc. 17,795 212,828
Novanta , Inc. * 5,915 1,058,312
ScanSource, Inc. *(a) 18,565 891,677
6,086,589
Energy Equipment & Services 0.9%
Archrock , Inc. 28,058 567,894
Helix Energy Solutions Group, Inc.
*(a) 13,950 154,845
Kodiak Gas Services, Inc. 45,714 1,325,706
Newpark Resources, Inc. * 46,906 325,059
Oil States International, Inc. * 84,970 390,862
Tidewater, Inc. * 8,656 621,414
3,385,780
Entertainment 0.1%
Eventbrite, Inc., Class A *(a) 64,619 176,410
Playstudios , Inc. * 21,110 31,876
Playtika Holding Corp. 21,202 167,920
376,206
Common Stocks
Shares Value ($)
UNITED STATES
Financial Services 2.9%
Corebridge Financial, Inc. 23,834 694,999
Enact Holdings, Inc. 24,600 893,718
Essent Group Ltd. 11,639 748,271
Jackson Financial, Inc., Class A 52,112 4,754,178
Merchants Bancorp (a) 9,852 442,946
Mr. Cooper Group, Inc. * 18,496 1,704,961
Onity Group, Inc. * 4,648 148,457
Paysafe Ltd. *(a) 58,355 1,308,903
10,696,433
Food Products 1.0%
Cal-Maine Foods, Inc. 16,914 1,265,844
Dole plc 37,561 611,869
Fresh Del Monte Produce, Inc. 9,577 282,905
Freshpet , Inc. * 12,615 1,725,353
3,885,971
Gas Utilities 0.1%
Northwest Natural Holding Co. 7,414 302,639
Ground Transportation 1.1%
Covenant Logistics Group, Inc.,
Class A 21,360 1,128,662
Heartland Express, Inc. 61,771 758,548
Landstar System, Inc. 940 177,538
Lyft, Inc., Class A * 159,082 2,028,295
Ryder System, Inc. 951 138,656
4,231,699
Health Care Equipment & Supplies 3.2%
AngioDynamics , Inc. * 86,870 675,849
Embecta Corp. (a) 28,391 400,313
Glaukos Corp. * 13,617 1,774,023
Inogen , Inc. * 47,221 458,044
Inspire Medical Systems, Inc. *(a) 4,916 1,037,522
Integer Holdings Corp. *(a) 10,519 1,367,470
Lantheus Holdings, Inc. * 7,145 784,164
Merit Medical Systems, Inc. *(a) 13,921 1,375,812
Nevro Corp. *(a) 86,513 483,608
OraSure Technologies, Inc. * 70,852 302,538
PROCEPT BioRobotics Corp. *(a) 4,376 350,605
RxSight , Inc. * 17,654 872,637
TransMedics Group, Inc. * 7,833 1,229,781
Varex Imaging Corp. * 20,600 245,552
Zimvie , Inc. * 35,627 565,400
11,923,318
Health Care Providers & Services 2.8%
BrightSpring Health Services, Inc.
*(a) 30,636 449,736
Castle Biosciences, Inc. * 36,300 1,035,276
Cross Country Healthcare, Inc.
*(a) 65,934 886,153
Encompass Health Corp. 28,327 2,737,522
Guardant Health, Inc. * 10,734 246,238
HealthEquity, Inc. *(a) 19,957 1,633,480
RadNet , Inc. *(a) 23,433 1,626,016
Select Medical Holdings Corp. 24,323 848,143
Surgery Partners, Inc. *(a) 32,605 1,051,185
10,513,749
Health Care REITs 0.1%
Diversified Healthcare Trust 46,400 194,416
Health Care Technology 0.1%
Health Catalyst, Inc. * 24,892 202,621
HealthStream, Inc. 1,000 28,840

62 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Technology
Veradigm , Inc. *(a) 16,752 162,494
393,955
Hotel & Resort REITs 1.7%
Chatham Lodging Trust 32,407 276,108
RLJ Lodging Trust 220,335 2,022,675
Sunstone Hotel Investors, Inc. 168,160 1,735,411
Xenia Hotels & Resorts, Inc. 149,855 2,213,358
6,247,552
Hotels, Restaurants & Leisure 2.4%
Cava Group, Inc. * 10,222 1,265,995
Red Rock Resorts, Inc., Class A
(a) 13,109 713,654
Shake Shack, Inc., Class A * 9,803 1,011,768
Sweetgreen, Inc., Class A *(a) 32,746 1,160,846
Texas Roadhouse, Inc., Class A 11,285 1,992,931
Wingstop , Inc. 6,469 2,691,621
8,836,815
Household Durables 4.7%
Flexsteel Industries, Inc. 2,551 112,984
GoPro, Inc., Class A * 281,212 382,448
Green Brick Partners, Inc. *(a) 4,050 338,256
Hooker Furnishings Corp. 5,453 98,590
iRobot Corp. *(a) 83,152 722,591
KB Home (a) 56,124 4,809,266
Landsea Homes Corp. * 42,111 520,071
Lifetime Brands, Inc. (a) 4,350 28,449
Meritage Homes Corp. 8,534 1,750,067
Purple Innovation, Inc., Class A * 2,786 2,755
Taylor Morrison Home Corp.,
Class A * 66,939 4,703,134
Traeger, Inc. * 16,985 62,505
Tri Pointe Homes, Inc. * 82,535 3,739,661
Universal Electronics, Inc. *(a) 4,475 41,304
17,312,081
Industrial REITs 0.3%
Terreno Realty Corp. (a) 17,514 1,170,461
Insurance 3.7%
CNO Financial Group, Inc. 70,781 2,484,413
Donegal Group, Inc., Class A (a) 7,425 109,445
eHealth, Inc. * 13,643 55,663
Employers Holdings, Inc. 32,578 1,562,767
Genworth Financial, Inc., Class A * 124,202 850,784
Hippo Holdings, Inc. *(a) 12,259 206,932
James River Group Holdings Ltd. 64,383 403,681
Kinsale Capital Group, Inc. 1,142 531,681
Mercury General Corp. 14,802 932,230
ProAssurance Corp. * 59,500 894,880
Reinsurance Group of America,
Inc. 10,733 2,338,399
Safety Insurance Group, Inc. 5,340 436,705
Selectquote , Inc. * 44,683 96,962
Skyward Specialty Insurance
Group, Inc. * 34,928 1,422,617
Stewart Information Services Corp. 1,400 104,636
United Fire Group, Inc. 15,979 334,440
Universal Insurance Holdings, Inc. 43,041 953,789
13,720,024
Interactive Media & Services 0.4%
fuboTV , Inc. *(a) 109,100 154,922
Outbrain, Inc. * 7,962 38,695
TripAdvisor, Inc. * 14,750 213,728
Common Stocks
Shares Value ($)
UNITED STATES
Interactive Media & Services
TrueCar, Inc. * 56,490 194,891
Vimeo, Inc. * 178,031 899,056
1,501,292
IT Services 0.3%
Brightcove, Inc. * 1,761 3,804
Fastly, Inc., Class A *(a) 30,168 228,372
Rackspace Technology, Inc. *(a) 142,904 350,115
Unisys Corp. * 86,648 492,160
1,074,451
Leisure Products 0.3%
American Outdoor Brands, Inc. * 1,687 15,554
Clarus Corp. 27,600 124,200
Funko, Inc., Class A * 29,203 356,861
Johnson Outdoors, Inc., Class A
(a) 3,380 122,356
MasterCraft Boat Holdings, Inc.
*(a) 16,649 303,178
Solo Brands, Inc., Class A *(a) 13,458 18,976
941,125
Life Sciences Tools & Services 0.3%
Codexis, Inc. * 40,030 123,292
Cytek Biosciences, Inc. *(a) 24,600 136,284
Personalis , Inc. * 12,564 67,594
Quantum-Si, Inc. * 72,804 64,228
Repligen Corp. *(a) 4,883 726,688
Seer, Inc., Class A *(a) 32,541 64,106
1,182,192
Machinery 3.1%
Astec Industries, Inc. (a) 18,983 606,317
Crane Co. 12,198 1,930,700
Esab Corp. (a) 12,572 1,336,529
Federal Signal Corp. 19,805 1,850,975
Flowserve Corp. 13,402 692,749
Manitowoc Co., Inc. (The) * 65,128 626,531
Mayville Engineering Co., Inc. * 16,263 342,824
Proto Labs, Inc. * 25,712 755,161
Shyft Group, Inc. (The) 21,350 267,943
SPX Technologies, Inc. * 14,031 2,237,384
Trinity Industries, Inc. (a) 24,248 844,800
11,491,913
Marine Transportation 0.4%
Kirby Corp. * 11,245 1,376,725
Media 0.4%
Scholastic Corp. 25,289 809,501
Stagwell , Inc., Class A *(a) 113,498 796,756
1,606,257
Metals & Mining 3.2%
ATI, Inc. * 31,111 2,081,637
Carpenter Technology Corp. (a) 18,123 2,892,069
Commercial Metals Co. 61,740 3,393,231
Olympic Steel, Inc. 14,164 552,396
Radius Recycling, Inc., Class A (a) 41,158 763,069
Ryerson Holding Corp. (a) 50,008 995,659
SunCoke Energy, Inc. 118,434 1,028,007
Worthington Steel, Inc. 9,312 316,701
12,022,769
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Angel Oak Mortgage REIT, Inc. 7,521 78,444
Granite Point Mortgage Trust, Inc.
(a) 22,058 69,924
148,368

NVIT Multi-Manager Small Company Fund - September 30, 2024 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
UNITED STATES
Office REITs 1.3%
Easterly Government Properties,
Inc., Class A (a) 23,350 317,093
Equity Commonwealth * 126,032 2,508,037
Highwoods Properties, Inc. 30,496 1,021,921
Orion Office REIT, Inc. (a) 83,861 335,444
SL Green Realty Corp. (a) 9,520 662,687
4,845,182
Oil, Gas & Consumable Fuels 2.4%
Berry Corp. 55,837 287,002
California Resources Corp. 31,254 1,639,897
CONSOL Energy, Inc. 8,404 879,479
Delek US Holdings, Inc. 55,998 1,049,963
DHT Holdings, Inc. 46,283 510,501
Excelerate Energy, Inc., Class A 6,535 143,835
Granite Ridge Resources, Inc. (a) 13,500 80,190
Gulfport Energy Corp. * 4,806 727,388
Northern Oil & Gas, Inc. (a) 17,631 624,314
PBF Energy, Inc., Class A 35,305 1,092,690
World Kinect Corp. (a) 63,726 1,969,771
9,005,030
Paper & Forest Products 0.4%
Clearwater Paper Corp. * 7,394 211,025
Louisiana-Pacific Corp. 11,506 1,236,435
1,447,460
Personal Care Products 0.3%
BellRing Brands, Inc. * 13,295 807,272
Medifast , Inc. *(a) 11,847 226,752
Nature's Sunshine Products, Inc. * 10,813 147,273
1,181,297
Pharmaceuticals 0.6%
Atea Pharmaceuticals, Inc. * 58,879 197,245
Biote Corp., Class A * 9,200 51,336
Intra-Cellular Therapies, Inc. * 15,913 1,164,353
Nektar Therapeutics, Class A *(a) 165,735 215,456
Theravance Biopharma, Inc. * 64,468 519,612
2,148,002
Professional Services 1.6%
Conduent, Inc. * 204,491 824,099
Heidrick & Struggles International,
Inc. 15,054 584,998
IBEX Holdings Ltd. * 4,150 82,917
KBR, Inc. 9,375 610,594
Kelly Services, Inc., Class A (a) 31,659 677,819
Mistras Group, Inc. * 14,919 169,629
Parsons Corp. *(a) 16,901 1,752,295
Planet Labs PBC *(a) 134,921 300,874
Resources Connection, Inc. 60,998 591,681
Robert Half, Inc. 639 43,075
TrueBlue, Inc. * 57,985 457,502
6,095,483
Real Estate Management & Development 1.1%
Douglas Elliman, Inc. * 97,705 178,800
Forestar Group, Inc. * 27,694 896,455
Howard Hughes Holdings, Inc. * 4,514 349,519
Newmark Group, Inc., Class A (a) 97,611 1,515,899
Opendoor Technologies, Inc. *(a) 145,094 290,188
RE/MAX Holdings, Inc., Class A * 47,283 588,673
RMR Group, Inc. (The), Class A 4,172 105,885
3,925,419
Retail REITs 0.7%
InvenTrust Properties Corp. 61,635 1,748,585
Common Stocks
Shares Value ($)
UNITED STATES
Retail REITs
Phillips Edison & Co., Inc. 12,809 483,027
Whitestone REIT 16,850 227,981
2,459,593
Semiconductors & Semiconductor Equipment 3.1%
Alpha & Omega Semiconductor
Ltd. * 22,025 817,568
Amkor Technology, Inc. 19,160 586,296
Astera Labs, Inc. *(a) 20,035 1,049,634
Impinj , Inc. *(a) 7,213 1,561,759
MACOM Technology Solutions
Holdings, Inc. *(a) 17,910 1,992,667
MaxLinear , Inc., Class A *(a) 26,700 386,616
Onto Innovation, Inc. * 8,808 1,828,188
SiTime Corp. *(a) 10,618 1,821,093
SMART Global Holdings, Inc. *(a) 62,292 1,305,017
11,348,838
Software 6.5%
Adeia , Inc. (a) 34,689 413,146
Altair Engineering, Inc., Class A
*(a) 16,841 1,608,484
American Software, Inc., Class A
(a) 20,524 229,664
Appfolio , Inc., Class A *(a) 7,163 1,686,170
Cerence , Inc. *(a) 89,800 282,870
Clearwater Analytics Holdings,
Inc., Class A * 53,254 1,344,664
CS Disco, Inc. *(a) 23,500 138,180
CyberArk Software Ltd. *(a) 8,010 2,335,796
Dropbox, Inc., Class A *(a) 68,812 1,749,889
E2open Parent Holdings, Inc. *(a) 219,979 970,107
Guidewire Software, Inc. * 11,717 2,143,508
Meridianlink , Inc. *(a) 32,112 660,544
Nutanix, Inc., Class A * 40,555 2,402,884
Olo, Inc., Class A * 7,000 34,720
ON24, Inc. * 11,933 73,030
Onestream , Inc., Class A * 9,316 315,812
Ooma , Inc. * 11,400 129,846
Q2 Holdings, Inc. * 24,104 1,922,776
SecureWorks Corp., Class A * 6,906 61,118
SentinelOne , Inc., Class A *(a) 45,038 1,077,309
SPS Commerce, Inc. * 7,546 1,465,207
Telos Corp. * 47,026 168,823
UiPath, Inc., Class A *(a) 66,458 850,662
Upland Software, Inc. * 40,020 99,650
Varonis Systems, Inc., Class B *(a) 31,454 1,777,151
Xperi , Inc. * 63,232 584,264
24,526,274
Specialty Retail 2.7%
1-800-Flowers.com, Inc., Class A * 1,239 9,825
Abercrombie & Fitch Co., Class A * 4,202 587,860
Boot Barn Holdings, Inc. *(a) 7,898 1,321,177
Designer Brands, Inc., Class A (a) 32,089 236,817
Foot Locker, Inc. 73,522 1,899,808
Genesco, Inc. * 28,207 766,384
Haverty Furniture Cos., Inc. (a) 30,209 829,841
Lands' End, Inc. *(a) 20,907 361,064
Sleep Number Corp. *(a) 33,590 615,369
Sonic Automotive, Inc., Class A (a) 32,524 1,902,005
Stitch Fix, Inc., Class A * 174,464 491,988
ThredUp , Inc., Class A *(a) 55,339 46,595
Tilly's, Inc., Class A *(a) 19,986 101,929

64 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail
Zumiez, Inc. * 44,450 946,785
10,117,447
Technology Hardware, Storage & Peripherals 0.0%
†
Corsair Gaming, Inc. *(a) 19,400 135,024
Turtle Beach Corp. * 1,079 16,552
151,576
Textiles, Apparel & Luxury Goods 0.1%
Movado Group, Inc. 9,885 183,861
Superior Group of Cos., Inc. 12,746 197,436
Unifi, Inc. * 2,859 20,985
402,282
Trading Companies & Distributors 2.0%
Applied Industrial Technologies,
Inc. 5,051 1,127,030
Boise Cascade Co. 29,895 4,214,596
DNOW, Inc. * 153,033 1,978,717
7,320,343
346,097,727
Total Common Stocks
(cost $290,857,826) 367,576,353
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 9.0%
Principal
Amount ($)
Bank of America NA, 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$1,000,136, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046; total
market value $1,020,000.(b) 1,000,000 1,000,000
BofA Securities, Inc., 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase price
$1,000,136, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.25% - 6.23%, maturing
5/25/2034 - 12/20/2060; total
market value $1,020,000.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.90%, dated 9/26/2024, due
10/1/2024, repurchase price
$6,028,583, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074; total
market value $6,120,000.(b) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$2,322,796, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,368,926.(b) 2,322,476 2,322,476
Citi Global Market, Inc., 4.85%,
dated 9/30/2024, due
10/1/2024, repurchase price
$2,000,269, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 0.38%, maturing
10/31/2025 - 7/31/2027; total
market value $2,040,000.(b) 2,000,000 2,000,000
ING Financial Services LLC,
4.83%, dated 9/27/2024, due
10/1/2024, repurchase price
$2,007,513, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029; total
market value $2,040,001.(b) 2,000,000 2,000,000
Pershing LLC, 4.85%,
dated 9/30/2024, due
10/1/2024, repurchase price
$15,002,021, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073; total
market value $15,300,051.(b) 15,000,000 15,000,000

NVIT Multi-Manager Small Company Fund - September 30, 2024 (Unaudited) - Statement of Investments - 65
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
4.88%, dated 9/30/2024, due
10/1/2024, repurchase price
$4,000,542, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
10/25/2024 - 3/20/2071; total
market value $4,080,553.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $33,322,476) 33,322,476
Total Investments
(cost $324,192,377) — 107.8% 400,898,829
Liabilities in excess of other assets — (7.8)% (28,920,306)
NET ASSETS — 100.0%
$ 371,978,523
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $76,292,545, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $33,322,476 and by
$44,447,529 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $77,770,005.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$33,322,476.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

66 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Company Fund - September 30, 2024 (Unaudited) - Statement of Investments - 67
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 3,853,442 $ – $ – $ 3,853,442
Air Freight & Logistics 36,992 – – 36,992
Automobile Components 10,247,744 – – 10,247,744
Banks 38,441,724 – – 38,441,724
Biotechnology 20,223,287 – – 20,223,287
Broadline Retail 1,811,121 – – 1,811,121
Building Products 3,476,083 – – 3,476,083
Capital Markets 13,192,666 – – 13,192,666
Chemicals 4,353,954 – – 4,353,954
Commercial Services & Supplies 9,900,630 – – 9,900,630
Communications Equipment 1,963,292 – – 1,963,292
Construction & Engineering 8,408,358 – – 8,408,358
Construction Materials 1,308,232 – – 1,308,232
Consumer Finance 10,239,276 – – 10,239,276
Consumer Staples Distribution & Retail 2,825,176 – – 2,825,176
Containers & Packaging 23,596 – – 23,596
Diversified Consumer Services 2,967,665 – – 2,967,665
Diversified REITs 254,998 – – 254,998
Diversified Telecommunication Services 1,494,420 – – 1,494,420
Electric Utilities 3,292,081 – – 3,292,081
Electronic Equipment, Instruments &
Components 7,788,865 – – 7,788,865
Energy Equipment & Services 4,818,489 – – 4,818,489
Entertainment 376,206 – – 376,206
Financial Services 10,696,433 – – 10,696,433
Food Products 3,885,971 – – 3,885,971
Gas Utilities 302,639 – – 302,639
Ground Transportation 4,231,699 – – 4,231,699
Health Care Equipment & Supplies 11,923,318 – – 11,923,318
Health Care Providers & Services 10,513,749 – – 10,513,749
Health Care REITs 194,416 – – 194,416
Health Care Technology 393,955 – – 393,955
Hotel & Resort REITs 6,247,552 – – 6,247,552
Hotels, Restaurants & Leisure 8,836,815 – – 8,836,815
Household Durables 17,312,081 – – 17,312,081
Independent Power and Renewable
Electricity Producers – – – –
Industrial REITs 1,170,461 – – 1,170,461
Insurance 15,350,871 – – 15,350,871
Interactive Media & Services 1,501,292 – – 1,501,292
IT Services 1,074,451 – – 1,074,451
Leisure Products 941,125 – – 941,125
Life Sciences Tools & Services 1,182,192 – – 1,182,192
Machinery 11,491,913 – – 11,491,913
Marine Transportation 2,463,703 – – 2,463,703
Media 1,606,257 – – 1,606,257
Metals & Mining 12,897,233 – – 12,897,233
Mortgage Real Estate Investment Trusts
(REITs) 148,368 – – 148,368
Office REITs 4,845,182 – – 4,845,182
Oil, Gas & Consumable Fuels 13,761,879 – – 13,761,879
Paper & Forest Products 1,447,460 – – 1,447,460
Personal Care Products 1,181,297 – – 1,181,297
Pharmaceuticals 2,148,002 – – 2,148,002
Professional Services 6,095,483 – – 6,095,483
Real Estate Management & Development 3,925,419 – – 3,925,419
Retail REITs 2,459,593 – – 2,459,593
Semiconductors & Semiconductor
Equipment 13,529,325 – – 13,529,325

68 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Software $ 24,526,274 $ – $ – $ 24,526,274
Specialty Retail 10,117,447 – – 10,117,447
Technology Hardware, Storage &
Peripherals 151,576 – – 151,576
Textiles, Apparel & Luxury Goods 402,282 – – 402,282
Trading Companies & Distributors 7,320,343 – – 7,320,343
Total Common Stocks $ 367,576,353 $ – $ – $ 367,576,353
Repurchase Agreements – 33,322,476 – 33,322,476
Rights – – – –
Total $ 367,576,353 $ 33,322,476 $ – $ 400,898,829
As of September 30, 2024, the Fund held two common stock investments and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Real Estate Fund - September 30, 2024 (Unaudited) - Statement of Investments - 69
Common Stocks 98 .6%
Shares Value ($)
Diversified REITs 7 .0%
Broadstone Net Lease, Inc. 121,835 2,308,773
Empire State Realty Trust,
Inc., Class A 489,446 5,423,062
Essential Properties Realty
Trust, Inc. 253,434 8,654,771
16,386,606
Health Care Providers & Services 1 .2%
Brookdale Senior Living, Inc.* 430,427 2,922,599
Health Care REITs 12 .7%
American Healthcare REIT,
Inc. 196,980 5,141,178
CareTrust REIT, Inc. 231,498 7,144,028
Welltower, Inc. 134,047 17,162,038
29,447,244
Hotel & Resort REITs 1 .0%
Ryman Hospitality Properties,
Inc. 21,766 2,334,186
Hotels, Restaurants & Leisure 2 .4%
Hyatt Hotels Corp., Class A 22,956 3,493,903
Marriott International, Inc.,
Class A 8,257 2,052,690
5,546,593
Household Durables 1 .2%
Lennar Corp., Class A 14,559 2,729,521
Industrial REITs 14 .0%
EastGroup Properties, Inc. 16,480 3,078,794
Innovative Industrial
Properties, Inc. 25,534 3,436,876
Lineage, Inc. 53,476 4,191,449
Plymouth Industrial REIT, Inc. 97,897 2,212,472
Prologis, Inc. 154,530 19,514,048
32,433,639
Office REITs 5 .4%
Cousins Properties, Inc. 117,963 3,477,549
Common Stocks
Shares Value ($)
Office REITs
Douglas Emmett, Inc. 97,383 1,711,020
SL Green Realty Corp. 105,828 7,366,687
12,555,256
Real Estate Management & Development 1 .6%
CBRE Group, Inc., Class A* 29,614 3,686,351
Residential REITs 16 .0%
American Homes 4 Rent,
Class A 142,140 5,456,755
AvalonBay Communities, Inc. 58,698 13,221,724
Centerspace 37,886 2,669,826
Essex Property Trust, Inc. 39,006 11,523,153
Independence Realty Trust,
Inc. 203,258 4,166,789
37,038,247
Retail REITs 12 .2%
Acadia Realty Trust 204,163 4,793,747
Brixmor Property Group, Inc. 209,343 5,832,296
Phillips Edison & Co., Inc. 79,403 2,994,287
Simon Property Group, Inc. 56,205 9,499,769
Tanger, Inc. 156,331 5,187,063
28,307,162
Specialized REITs 23 .9%
CubeSmart 133,736 7,199,009
Digital Realty Trust, Inc. 37,684 6,098,402
Equinix, Inc. 22,062 19,582,893
Extra Space Storage, Inc. 55,788 10,052,440
Iron Mountain, Inc. 57,156 6,791,847
Lamar Advertising Co., Class A 17,184 2,295,782
VICI Properties, Inc., Class A 100,860 3,359,647
55,380,020
Total Investments
(cost $162,628,030) — 98.6% 228,767,424
Other assets in excess of liabilities — 1.4% 3,213,906
NET ASSETS — 100.0%
$ 231,981,330
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

70 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Real Estate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 228,767,424 $ – $ – $ 228,767,424
Total $ 228,767,424 $ – $ – $ 228,767,424
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 11 .1%
Principal
Amount ($) Value ($)
Airlines 0 .7%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 246,000 232,058
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,727,658 1,568,859
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 161,364 159,904
1,960,821
Automobiles 5 .7%
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 890,717
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 556,852
Exeter Automobile
Receivables Trust
Series 2024-4A, Class D,
5.81%, 12/16/2030 1,570,000 1,605,986
Series 2024-4A, Class E,
7.65%, 2/17/2032(a) 1,480,000 1,509,154
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 586,083
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 475,815
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class E, 4.43%,
10/16/2028(a) 1,640,000 1,591,591
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,711,685
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,556,099
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 991,583
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A, 7.99%,
11/15/2027(a)(b) 1,780,000 1,785,846
Prestige Auto Receivables
Trust, Series 2023-
1A, Class D, 6.33%,
4/16/2029(a) 1,374,000 1,400,573
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Drive Auto
Receivables Trust, Series
2024-2, Class D, 6.28%,
8/15/2031 810,000 844,939
15,506,923
Equipment Loans & Leases 0 .6%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 750,000 784,651
SCF Equipment Leasing LLC,
Series 2022-1A, Class E,
5.26%, 7/20/2032(a) 940,000 914,525
1,699,176
Financial Services 1 .7%
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL3, Class A,
6.28%, 8/15/2034(a)(b) 1,287,808 1,281,383
Series 2022-FL2, Class A,
6.95%, 5/15/2037(a)(b) 1,124,577 1,124,226
FS Rialto Issuer LLC, Series
2022-FL4, Class A, 7.24%,
1/19/2039(a)(b) 719,963 720,860
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
6.89%, 1/17/2037(a)(b) 1,542,455 1,538,624
4,665,093
Home Equity 0 .0%
†
CWABS Asset-Backed
Certificates Trust, Series
2007-4, Class A2, 4.40%,
4/25/2047(b) 9 9
Other 2 .4%
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL1, Class A,
6.18%, 12/15/2035(a)(b) 72,612 72,195
Series 2022-FL1, Class A,
6.79%, 1/15/2037(a)(b) 1,207,335 1,204,319
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,952,171
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,560,751
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 715,564
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 974,444
6,479,444
Total Asset-Backed Securities
(cost $30,588,002)
30,311,466

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations 10 .4%
Principal
Amount ($) Value ($)
A&D Mortgage Trust, Series
2023-NQM4, Class B1,
8.10%, 9/25/2068(a)(b) 930,000 938,606
Bellemeade Re Ltd., Series
2021-3A, Class B1, 9.13%,
9/25/2031(a)(b) 2,100,000 2,119,613
Connecticut Avenue Securities
Trust, Series 2023-R03,
Class 2M1, 7.78%,
4/25/2043(a)(b) 718,632 731,802
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 288,740
Eagle RE Ltd., Series 2023-
1, Class M1B, 9.23%,
9/26/2033(a)(b) 2,380,000 2,463,776
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 591,858 447,597
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 12.68%, 11/25/2050(a)
(b) 1,140,000 1,392,666
Series 2020-DNA6, Class
B2, 10.93%, 12/25/2050(a)
(b) 2,115,000 2,398,962
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 16.39%, 10/25/2048(a)
(b) 2,800,000 3,563,852
Series 2019-DNA3, Class
B2, 13.54%, 7/25/2049(a)(b) 1,360,000 1,557,200
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 80,702,987 890,840
FNMA REMICS, Series 2018-
42, Class SB, IO, 0.81%,
6/25/2048(b) 3,149,072 417,714
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 699,142
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,728,662 294,614
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 862,039 130,390
Home RE Ltd., Series 2023-
1, Class M1B, 9.88%,
10/25/2033(a)(b) 570,000 593,506
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 26,325,606 319,098
JP Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 44,690,645 283,182
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 49,755,822 315,104
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 737,973
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
PFP Ltd., Series 2024-
11, Class A, 6.92%,
9/17/2039(a)(b) 570,000 570,359
Radnor RE Ltd.
Series 2023-1, Class M1A,
7.98%, 7/25/2033(a)(b) 1,930,000 1,951,135
Series 2023-1, Class M1B,
9.63%, 7/25/2033(a)(b) 510,000 531,631
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 430,000 436,754
STACR Trust, Series 2018-
HRP2, Class B2, 15.89%,
2/25/2047(a)(b) 2,000,000 2,427,592
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,741,282
Verus Securitization Trust,
Series 2023-5, Class B2,
8.10%, 6/25/2068(a)(b) 340,000 338,695
Total Collateralized Mortgage Obligations
(cost $25,700,228)
28,581,825
Commercial Mortgage-Backed Securities 7 .1%
BX Trust, Series 2021-
ARIA, Class D, 7.11%,
10/15/2036(a)(b) 1,700,000 1,685,125
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.61%, 10/10/2048(b) 3,000,000 2,269,492
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 9.03%, 1/25/2051(a)(b) 1,275,000 1,294,311
Series 2021-MN3, Class
M2, 9.28%, 11/25/2051(a)
(b) 1,615,000 1,635,675
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
7.31%, 10/15/2036(a)(b) 700,000 688,035
Series 2021-IP, Class E,
8.76%, 10/15/2036(a)(b) 300,000 296,648
HTL Commercial Mortgage
Trust, Series 2024-
T53, Class D, 8.47%,
5/10/2039(a)(b) 990,000 1,031,834
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.48%,
6/15/2049(a)(b) 2,500,000 1,103,402
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.34%, 4/15/2048(a)(b) 2,000,000 1,220,694
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,728,824

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 499,912
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
14.14%, 10/25/2049(a)(b) 2,136,000 2,125,836
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,767,657
Total Commercial Mortgage-Backed
Securities
(cost $22,130,732) 19,347,445
Common Stocks 0 .5%
Shares
Paper & Forest Products 0 .2%
Catalyst Paper Corp. *^∞ 344,368 422,195
Passenger Airlines 0 .3%
Grupo Aeromexico SAB de
CV *^∞ 43,743 870,122
Total Common Stocks
(cost $729,291)
1,292,317
Corporate Bonds 60 .8%
Principal
Amount ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
6.86%, 5/1/2054(a) 920,000 1,009,801
7.01%, 5/1/2064(a) 415,000 457,238
1,467,039
Automobiles 0 .9%
Hyundai Capital America ,
5.68%, 6/26/2028(a) 950,000 985,416
6.50%, 1/16/2029(a)(d) 690,000 740,208
6.20%, 9/21/2030(a) 770,000 830,442
2,556,066
Banks 11 .7%
Australia & New Zealand
Banking Group Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.62%),
5.73%, 9/18/2034(a)(e) 1,375,000 1,417,094
Banco Santander SA ,
5.44%, 7/15/2031 3,600,000 3,764,318
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.91%),
8.00%, 2/01/2034(e)(f) 600,000 637,413
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.54%),
7.38%, 9/10/2034(a)(d)(e)(f) 985,000 1,025,011
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(e) 1,280,000 1,428,235
(SOFR + 2.26%), 6.04%,
6/15/2035(a)(d)(e) 200,000 212,557
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(e)(f) EUR 1,000,000 990,631
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 295,000 306,880
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(e) 989,000 951,393
ING Groep NV ,
(SOFR + 1.44%), 5.34%,
3/19/2030(d)(e) 955,000 988,428
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 2,007,117
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(d)(e) 1,380,000 1,602,438
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(d)(e) 955,000 1,080,535
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.20%),
6.48%, 6/1/2034(d)(e) 755,000 794,498
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(d)(e)(f) 595,000 649,105
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 1,525,000 1,362,482
Regions Financial Corp. ,
(SOFR + 2.06%), 5.50%,
9/6/2035(e) 955,000 971,838
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(e) 1,900,000 1,993,089
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(e) 2,300,000 2,374,555
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(e) 803,000 863,899

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 1,360,000 1,333,682
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 1,760,000 1,770,991
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(d)(e) 1,240,000 1,237,563
(SOFR + 2.09%), 5.85%,
10/21/2033(d)(e) 1,995,000 2,127,997
31,891,749
Capital Markets 2 .3%
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(d) 1,260,000 1,348,820
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 1,310,000 1,319,912
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d)(e) 695,000 728,592
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(e) 375,000 393,732
Nomura Holdings, Inc. ,
5.78%, 7/3/2034(d) 425,000 446,503
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(d)(e) 1,890,000 2,021,055
6,258,614
Commercial Services & Supplies 0 .4%
Element Fleet Management
Corp. ,
6.32%, 12/4/2028(a)(d) 1,025,000 1,092,264
Consumer Finance 4 .8%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 983,724
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(e) 1,040,000 1,099,397
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(e) 1,050,000 1,074,615
American Honda Finance
Corp. ,
5.05%, 7/10/2031 972,000 1,000,497
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a)(d) 1,665,000 1,740,513
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(d)(e) 480,000 499,495
(SOFR + 2.86%), 6.38%,
6/8/2034(e) 1,260,000 1,361,227
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(d) 1,422,000 1,290,772
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(d) 2,340,000 2,495,190
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a)(d) 1,435,000 1,456,172
13,001,602
Consumer Staples Distribution & Retail 0 .4%
Kroger Co. (The) ,
5.50%, 9/15/2054 550,000 553,522
5.65%, 9/15/2064 550,000 552,914
1,106,436
Diversified Consumer Services 0 .2%
Champions Financing, Inc. ,
8.75%, 2/15/2029(a)(d) 620,000 631,504
Diversified REITs 1 .0%
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 2,729,347
Diversified Telecommunication Services 1 .5%
Altice France SA ,
5.13%, 7/15/2029(a) 835,000 587,187
Level 3 Financing, Inc. ,
10.50%, 5/15/2030(a) 1,400,000 1,506,750
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 2,605,000 1,274,022
Windstream Escrow LLC ,
8.25%, 10/1/2031(a) 850,000 864,137
4,232,096
Electric Utilities 1 .4%
Alpha Generation LLC ,
6.75%, 10/15/2032(a) 300,000 304,229
ITC Holdings Corp. ,
5.65%, 5/9/2034(a)(d) 645,000 680,283
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a)(g) 1,730,000 1,038,000
PacifiCorp ,
5.45%, 2/15/2034(d) 1,330,000 1,382,357
Vistra Operations Co. LLC ,
6.95%, 10/15/2033(a) 295,000 332,582
3,737,451
Electrical Equipment 0 .4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,128,152
Electronic Equipment, Instruments & Components 0 .5%
CDW LLC ,
5.55%, 8/22/2034(d) 840,000 859,438
Flex Ltd. ,
5.25%, 1/15/2032(d) 580,000 585,438
1,444,876
Energy Equipment & Services 0 .3%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a)(d) 409,451 424,806

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Borr IHC Ltd.,
10.38%, 11/15/2030(a)(d) 297,597 314,411
739,217
Financial Services 6 .1%
Alamo Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.39%), 12.99%,
6/7/2026(a)(e) 700,000 731,640
Series A, (T-BILL 1MO +
6.00%), 6.00%, 6/7/2027(a)
(e) 500,000 516,200
Series B, (T-BILL 1MO
+ 7.75%), 12.35%,
6/7/2027(a)(e) 250,000 258,700
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.65%),
11.00%, 6/8/2026(a)(e) 450,000 465,705
Series C-1, (3 Month
Treasury Bill Rate + 9.18%),
14.53%, 6/8/2026(a)(e) 450,000 478,710
Series A-1, (3 Month
Treasury Bill Rate + 5.50%),
10.10%, 6/7/2027(a)(e) 250,000 254,225
Atlas Capital DAC ,
Series A, (SOFR + 7.72%),
12.57%, 6/5/2026(a)(e) 450,000 459,495
Series 2024, (SOFR
+ 12.50%), 17.36%,
6/8/2027(a)(e) 250,000 271,775
Black Kite Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.82%), 11.42%,
6/9/2025(a)(e) 450,000 464,850
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.42%), 13.02%,
4/28/2026(a)(e) 450,000 469,575
Series A, (T-BILL 1MO
+ 8.00%), 12.60%,
4/5/2027(a)(e) 250,000 255,000
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.59%), 11.92%,
6/7/2026(a)(e) 450,000 469,980
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.46%), 11.06%,
1/7/2026(a)(e) 450,000 463,185
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.35%,
1/7/2027(a)(e) 250,000 254,825
Freedom Mortgage Holdings
LLC ,
9.25%, 2/1/2029(a) 845,000 878,332
9.13%, 5/15/2031(a)(d) 1,010,000 1,038,389
Herbie Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.00%), 10.60%,
1/7/2028(a)(e) 250,000 233,825
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
High Point Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.35%,
1/6/2027(a)(e) 250,000 255,750
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 10.50%),
15.10%, 4/8/2026(a)(e) 450,000 469,980
Lightning Re ,
Series 2023, (3 Month
Treasury Bill Rate
+ 11.00%), 15.60%,
3/31/2026(a)(e) 400,000 425,080
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.78%), 9.38%,
4/9/2026(a)(e) 450,000 463,725
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
9.35%, 6/1/2026(a)(e) 450,000 457,200
Mayflower Re Ltd. ,
Series A, (T-BILL 1MO +
4.50%, 1.56% Cap, 0.56%
Floor), 4.50%, 7/8/2027(a)
(e) 250,000 258,050
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
17.10%, 1/8/2026(a)(e) 450,000 474,480
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.69%),
16.29%, 1/8/2025(a)(e) 450,000 453,915
Series A, (3 Month Treasury
Bill Rate + 9.17%), 13.77%,
1/8/2026(a)(e) 450,000 471,960
Series A, (3 Month Treasury
Bill Rate + 12.00%),
16.60%, 1/8/2027(a)(e) 250,000 258,000
Nationwide Building Society ,
5.13%, 7/29/2029(a) 1,026,000 1,056,645
Palm RE Ltd. ,
Series A, (T-BILL 1MO
+ 9.50%), 14.55%,
6/7/2027(a)(e) 250,000 260,650
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 12.10%,
12/8/2025(a)(e) 450,000 462,690
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.41%), 8.01%,
4/7/2026(a)(e) 450,000 448,470
Series A, (3 Month Treasury
Bill Rate + 8.14%), 12.74%,
6/5/2026(a)(e) 450,000 478,125
(3 Month Treasury Bill
Rate + 5.55%), 10.15%,
4/7/2027(a)(e) 450,000 467,055

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Sanders Re III Ltd.,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.35%,
4/7/2028(a)(e) 250,000 259,125
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.36%), 12.96%,
1/8/2025(a)(e) 450,000 452,835
Topanga Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.05%), 9.65%,
1/8/2026(a)(e) 450,000 442,170
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
10.10%, 12/6/2025(a)(e) 450,000 458,730
16,739,046
Food Products 1 .0%
Fiesta Purchaser, Inc. ,
9.63%, 9/15/2032(a)(d) 810,000 838,461
JBS USA Holding Lux Sarl ,
5.75%, 4/1/2033 469,000 485,922
6.50%, 12/1/2052 1,285,000 1,370,704
2,695,087
Gas Utilities 0 .7%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a) 1,770,000 1,855,763
Health Care Providers & Services 1 .1%
CVS Health Corp. ,
5.55%, 6/1/2031(d) 1,190,000 1,241,338
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(d) 1,675,000 1,734,896
2,976,234
Health Care REITs 0 .7%
MPT Operating Partnership
LP ,
3.50%, 3/15/2031(d) 2,550,000 1,862,218
Hotels, Restaurants & Leisure 3 .3%
Carnival Corp. ,
5.75%, 1/15/2030(a) EUR 1,060,000 1,259,078
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028 800,000 822,000
Darden Restaurants, Inc. ,
6.30%, 10/10/2033(d) 2,960,000 3,225,368
Genting New York LLC ,
7.25%, 10/1/2029(a) 1,710,000 1,730,231
Las Vegas Sands Corp. ,
6.00%, 8/15/2029 80,000 83,136
Marriott International, Inc. ,
5.30%, 5/15/2034(d) 1,025,000 1,056,194
5.35%, 3/15/2035 815,000 835,281
9,011,288
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .4%
Lightning Power LLC ,
7.25%, 8/15/2032(a) 950,000 998,960
Industrial REITs 0 .2%
Americold Realty Operating
Partnership LP ,
5.41%, 9/12/2034(d) 420,000 421,331
Insurance 6 .6%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(e) 2,000,000 2,062,524
Blue Ridge Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 9.85%,
1/8/2027(a)(e) 250,000 255,625
Series B, (T-BILL 1MO
+ 8.00%), 12.60%,
1/8/2027(a)(e) 250,000 257,200
Bonanza RE Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 5.62%),
10.22%, 3/16/2025(a)(e) 250,000 248,250
Series A, (3 Month Treasury
Bill Rate + 8.45%), 13.05%,
1/8/2026(a)(e) 450,000 466,920
CNO Financial Group, Inc. ,
6.45%, 6/15/2034(d) 1,685,000 1,781,242
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,010,000 1,797,181
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.52%), 9.52%,
4/7/2026(a)(e) 400,000 416,360
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 17.15%), 21.75%,
3/11/2026(a)(e) 800,000 841,120
Series A, (3 Month Treasury
Bill Rate + 14.00%),
18.60%, 3/12/2027(a)(e) 500,000 525,550
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.96%), 18.56%,
2/24/2026(a)(e) 450,000 485,730
Series AA, (T-BILL 1MO
+ 5.50%), 10.10%,
7/8/2027(a)(e) 250,000 257,150
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.86%), 17.46%,
6/6/2025(a)(e) 400,000 427,280
Series B, (T-BILL 1MO
+ 13.25%), 17.85%,
6/6/2026(a)(e) 250,000 262,875

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Kendall Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 11.36%,
4/30/2027(a)(e) 250,000 259,275
Series B, (3 Month Treasury
Bill Rate + 7.75%), 12.35%,
4/30/2027(a)(e) 250,000 253,325
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 866,704
Marlon Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.00%), 11.59%,
6/7/2027(a)(e) 250,000 252,425
Merna Reinsurance II Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 7.53%), 12.13%,
7/7/2025(a)(e) 250,000 259,825
Series A, (3 Month Treasury
Bill Rate + 7.75%), 12.35%,
7/7/2026(a)(e) 400,000 419,240
Series B, (3 Month Treasury
Bill Rate + 10.25%),
14.85%, 7/7/2026(a)(e) 450,000 474,750
Series A, (3 Month Treasury
Bill Rate + 7.25%), 11.85%,
7/7/2027(a)(e) 250,000 260,975
Series C, (3 Month Treasury
Bill Rate + 8.50%), 13.10%,
7/7/2027(a)(e) 250,000 262,025
Purple Re Ltd. ,
Series A, (T-BILL 1MO
+ 9.00%), 13.60%,
6/7/2027(a)(e) 500,000 515,650
Residential Reinsurance 2020
Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 8.13%), 12.73%,
12/6/2024(a)(e) 416,000 415,584
Residential Reinsurance 2023
Ltd. ,
Series 5, (3 Month Treasury
Bill Rate + 5.92%), 10.52%,
12/6/2027(a)(e) 250,000 257,650
Series 3, (T-BILL 1MO
+ 8.42%), 13.02%,
12/6/2027(a)(e) 250,000 254,825
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.52%), 10.12%,
6/8/2026(a)(e) 450,000 461,160
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.53%), 17.13%,
2/27/2026(a)(e) 450,000 480,465
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.22%), 9.82%,
6/5/2026(a)(e) 450,000 459,180
Series A, (T-BILL 1MO
+ 6.00%), 10.60%,
6/7/2027(a)(e) 250,000 257,950
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Vitality Re XII Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 2.75%), 7.35%,
1/7/2025(a)(e) 250,000 249,475
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 6.60%,
1/6/2026(a)(e) 450,000 447,390
Series B, (3 Month Treasury
Bill Rate + 2.75%), 7.35%,
1/6/2026(a)(e) 250,000 247,675
Vitality Re XIV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 8.10%,
1/5/2027(a)(e) 500,000 507,150
17,947,705
IT Services 1 .0%
Acuris Finance US, Inc. ,
9.00%, 8/1/2029(a) 2,485,000 2,497,425
ION Trading Technologies
Sarl ,
9.50%, 5/30/2029(a)(d) 305,000 312,219
2,809,644
Media 1 .1%
Charter Communications
Operating LLC ,
6.65%, 2/1/2034(d) 2,225,000 2,328,762
CSC Holdings LLC ,
11.75%, 1/31/2029(a) 415,000 401,135
4.63%, 12/1/2030(a) 775,000 393,307
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(g) 693,000 8,663
3,131,867
Metals & Mining 0 .6%
Anglo American Capital plc ,
6.00%, 4/5/2054(a) 430,000 450,233
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 810,000 818,903
Galileo Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 11.60%,
1/8/2026(a)(e) 250,000 256,150
Series A, (3 Month Treasury
Bill Rate + 7.00%), 11.60%,
1/7/2028(a)(e) 250,000 257,650
1,782,936
Multi-Utilities 0 .5%
Algonquin Power & Utilities
Corp. ,
5.37%, 6/15/2026(c)(d) 95,000 96,148
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(e) 1,330,000 1,242,724
1,338,872

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs 1 .0%
COPT Defense Properties LP ,
2.90%, 12/1/2033(d) 3,150,000 2,638,054
Highwoods Realty LP ,
3.05%, 2/15/2030 79,000 71,092
2.60%, 2/1/2031(d) 83,000 70,717
2,779,863
Oil, Gas & Consumable Fuels 6 .5%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,101,358
Delek Logistics Partners LP ,
8.63%, 3/15/2029(a) 920,000 967,974
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(e) 185,000 193,954
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e) 185,000 191,872
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(e) 990,000 1,107,313
Energy Transfer LP ,
6.55%, 12/1/2033 1,225,000 1,352,416
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 633,345
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055(d) 940,000 971,031
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 695,645
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a) 1,930,000 1,922,832
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 822,563 703,883
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,835,220
Phillips 66 Co. ,
5.25%, 6/15/2031(d) 1,880,000 1,944,092
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.67%),
7.50%, 3/1/2055(a)(d)(e) 450,000 472,777
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a) 1,045,000 1,093,041
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 1,003,865
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a) 565,000 555,990
17,746,608
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines 0 .9%
ABRA Global Finance ,
6.00%, 3/2/2028(a)(h) 919,371 977,669
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 344,428
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 1,115,000 1,126,722
2,448,819
Pharmaceuticals 0 .5%
Royalty Pharma plc ,
5.40%, 9/2/2034 1,420,000 1,456,687
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
1,456,687
Residential REITs 0 .9%
Sun Communities Operating
LP ,
5.70%, 1/15/2033 2,305,000 2,376,106
Semiconductors & Semiconductor Equipment 0 .6%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 260,000 270,387
5.88%, 1/25/2034(a) 660,000 672,391
6.25%, 1/25/2035(a) 385,000 402,899
6.40%, 1/25/2038(a)(d) 260,000 273,779
1,619,456
Software 0 .4%
Roper Technologies, Inc. ,
4.90%, 10/15/2034 1,165,000 1,173,163
Wireless Telecommunication Services 0 .4%
Connect Finco SARL ,
9.00%, 9/15/2029(a)(d) 860,000 832,252
Kenbourne Invest SA ,
6.88%, 11/26/2024(a)(g) 290,000 176,900
1,009,152
Total Corporate Bonds
(cost $163,830,216)
166,197,218
Foreign Government Securities 0 .8%
SAUDI ARABIA 0.3%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054(a) 980,000 998,380
UNITED ARAB EMIRATES 0.5%
UAE INTERNATIONAL
GOVERNMENT BOND,
4.86%, 7/2/2034(a)(d) 1,296,000 1,350,586
Total Foreign Government Securities
(cost $2,254,554)
2,348,966

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
Loan Participations 3 .2%
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0 .2%
Amazon Holdco, Inc. First
Lien Term Loan, (TSFR12M
+ 2.25%), 7.30%, 7/30/2031
(e) 630,000 627,637
0
Diversified Consumer Services 0 .6%
Champions Financing, Inc.
First Lien Term Loan, (CME
Term SOFR 3 Month +
4.75%), 9.85%, 2/6/2029 (e) 1,600,000 1,536,000
0
Electric Utilities 0 .3%
Alpha Generation LLC, First
Lien Term Loan, (CME Term
SOFR 1 Month + 3.25%),
2.75%, 9/19/2031 (e) 840,000 839,849
0
Health Care Equipment 0 .2%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
3.25%), 8.10%, 5/30/2031
(e) 527,919 525,939
0
IT Services 0 .5%
Fortress Intermediate 3, Inc.
First Lien  Term Loan, (CME
Term SOFR 1 Month +
3.75%), 8.60%, 6/27/2031
(e) 1,368,000 1,364,580
0
Media 1 .4%
Directv Financing LLC, First
Lien Term Loan, (CME Term
SOFR 1 Month + 5.25%),
10.21%, 8/2/2029 (e) 424,288 416,731
Radiate Holdco LLC, First
Lien Term Loan, (CME Term
SOFR 1 Month + 3.25%),
8.21%, 9/25/2026 (e) 1,638,663 1,401,515
Zegona Holdco Ltd. First Lien
Term Loan, (TSFR2M +
4.25%), 9.40%, 7/10/2029
(e) 2,015,000 2,009,963
3,828,209
0
Total Loan Participations
(cost $8,978,182) 8,722,214
Mortgage-Backed Securities 10 .2%
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 10/25/2054 7,000,000 7,154,202
6.50%, 10/25/2054 7,000,000 7,216,252
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.50%, 10/25/2054 5,000,000
5,057,897
GNMA TBA
6.00%, 10/15/2054 4,100,000 4,169,463
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
6.50%, 10/15/2054 4,100,000 4,194,854
Total Mortgage-Backed Securities
(cost $27,822,125)
27,792,668
Supranational 0 .3%
International Bank for
Reconstruction &
Development(e)
(SOFR + 4.22%), 9.06%,
4/24/2028(a)(e) 250,000 253,825
(SOFR + 12.22%), 17.05%,
4/24/2028(a)(e) 250,000 252,225
(SOFR + 13.72%), 18.56%,
4/24/2028(a)(e) 250,000 261,850
Total Supranational
(cost $750,000)
767,900
Warrants 0 .0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 12,868
Total Warrants
(cost $0)
12,868
Repurchase Agreements 8 .5%
Principal
Amount ($)
Bank of America NA
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,678, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $5,100,000. (i) 5,000,000 5,000,000
Cantor Fitzgerald & Co.
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,000,138, collateralized
by U.S. Government
Agency Securities,
ranging from 0.75%
- 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$1,020,000. (i) 1,000,000 1,000,000

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$1,329,196, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $1,355,594. (i) 1,329,013 1,329,013
CF Secured, LLC
4.90%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,272, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50% -
6.85%, maturing 3/1/2030
- 8/20/2074; total market
value $2,040,278. (i) 2,000,000 2,000,000
Citi Global Market, Inc.
4.85%, dated
9/30/2024, due
10/1/2024, repurchase
price $12,001,617,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$12,240,000. (i) 12,000,000 12,000,000
ING Financial Services LLC
4.83%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$2,009,392, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$2,040,001. (i) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $23,329,013)
23,329,013
Total Investments
(cost $306,112,343) — 112.9%
308,703,900
Liabilities in excess of other
assets — (12.9)% (35,170,544)
NET ASSETS — 100.0%
$ 273,533,356
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $172,002,187 which represents 62.88% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(d) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $37,687,696, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $23,329,013 and by
$15,767,027 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/24/2024 –
5/15/2054, a total value of $39,096,040.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2024.
The maturity date reflects the next call date.
(g) Security in default.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$23,329,013.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
Currency:
EUR Euro
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.39 USD 533,898 (11,312) (3,160) (14,472)
Markit CDX North
American High
Yield Index Series
43-V1 5.00 Quarterly 12/20/2029 3.07 USD 93,000,000 (6,746,507) (145,623) (6,892,130)
(6,757,819) (148,783) (6,906,602)
As of September 30, 2024, the Fund had $4,648,028 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of September 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 3,312,724 EUR 2,970,931 Morgan Stanley Co., Inc. 10/23/2024 2,512
USD 503,703 MXN 9,845,834 Morgan Stanley Co., Inc. 12/20/2024 9,836
Total unrealized appreciation 12,348
Net unrealized appreciation 12,348
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 61 12/2024 USD 12,702,774 16,425
U.S. Treasury 10 Year Note 6 12/2024 USD 685,688 (2,639)
U.S. Treasury Long Bond 17 12/2024 USD 2,111,188 (1,884)
Total long contracts 11,902
Short Contracts
Euro-Bobl (12) 12/2024 EUR (1,603,604) (16,905)
Euro-Bund (29) 12/2024 EUR (4,355,400) (59,132)
U.S. Treasury 5 Year Note (440) 12/2024 USD (48,348,438) (46,796)
U.S. Treasury 10 Year Ultra Note (507) 12/2024 USD (59,976,516) (2,228)
U.S. Treasury Ultra Bond (73) 12/2024 USD (9,715,844) 75,097
Total short contracts (49,964)
Net contracts (38,062)
As of September 30, 2024, the Fund had $2,366,537 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 30,311,466 $ – $ 30,311,466
Collateralized Mortgage Obligations – 28,581,825 – 28,581,825
Commercial Mortgage-Backed Securities – 19,347,445 – 19,347,445
Common Stocks – – 1,292,317 1,292,317
Corporate Bonds
Aerospace & Defense – 1,467,039 – 1,467,039
Automobiles – 2,556,066 – 2,556,066
Banks – 31,891,750 – 31,891,750
Capital Markets – 6,258,614 – 6,258,614
Commercial Services & Supplies – 1,092,264 – 1,092,264
Consumer Finance – 13,001,602 – 13,001,602
Consumer Staples Distribution & Retail – 1,106,436 – 1,106,436
Diversified Consumer Services – 631,503 – 631,503
Diversified REITs – 2,729,347 – 2,729,347
Diversified Telecommunication Services – 4,232,096 – 4,232,096
Electric Utilities – 3,737,451 – 3,737,451
Electrical Equipment – 1,128,152 – 1,128,152
Electronic Equipment, Instruments &
Components – 1,444,876 – 1,444,876
Energy Equipment & Services – 739,217 – 739,217
Financial Services – 16,739,046 – 16,739,046
Food Products – 2,695,087 – 2,695,087
Gas Utilities – 1,855,763 – 1,855,763
Health Care Providers & Services – 2,976,234 – 2,976,234
Health Care REITs – 1,862,218 – 1,862,218
Hotels, Restaurants & Leisure – 9,011,288 – 9,011,288
Independent Power and Renewable
Electricity Producers – 998,960 – 998,960
Industrial REITs – 421,331 – 421,331
Insurance – 17,947,705 – 17,947,705
IT Services – 2,809,644 – 2,809,644
Media – 3,131,867 – 3,131,867
Metals & Mining – 1,782,936 – 1,782,936
Multi-Utilities – 1,338,872 – 1,338,872
Office REITs – 2,779,863 – 2,779,863
Oil, Gas & Consumable Fuels – 17,746,609 – 17,746,609
Passenger Airlines – 2,448,818 – 2,448,818
Pharmaceuticals – 1,456,687 – 1,456,687
Residential REITs – 2,376,106 – 2,376,106
Semiconductors & Semiconductor
Equipment – 1,619,456 – 1,619,456
Software – 1,173,163 – 1,173,163
Wireless Telecommunication Services – 1,009,152 – 1,009,152
Total Corporate Bonds $ – $ 166,197,218 $ – $ 166,197,218
Foreign Government Securities – 2,348,966 – 2,348,966
Forward Foreign Currency Contracts – 12,348 – 12,348
Futures Contracts 91,522 – – 91,522
Loan Participations – 8,722,214 – 8,722,214
Mortgage-Backed Securities – 27,792,668 – 27,792,668
Repurchase Agreements – 23,329,013 – 23,329,013
Supranational – 767,900 – 767,900
Warrants 12,868 – – 12,868
Total Assets $ 104,390 $ 307,411,063 $ 1,292,317 $ 308,807,770
Liabilities:
Credit Default Swaps† $ – $ (148,783) $ – $ (148,783)
Futures Contracts (129,584) – – (129,584)
Total Liabilities $ (129,584) $ (148,783) $ – $ (278,367)
Total $ (25,194) $ 307,262,280 $ 1,292,317 $ 308,529,403

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of September 30, 2024, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Common
Stocks Total
Balance as of 12/31/2023 $ 566,719 $ 566,719
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 725,598 725,598
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2024 $ 1,292,317 $ 1,292,317
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2024 $ 725,598 $ 725,598

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts

NVIT Amundi Multi Sector Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 12,348
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 91,522
Total $ 103,870
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (148,783)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (129,584)
Total $ (278,367)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.1%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 24,860 24,635
Automobiles 1.5%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,814,000 1,819,085
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,433,885
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 6.38%,
12/26/2031(a)(b) 1,002,080 1,003,649
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 1,064,000 1,083,498
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,141,547 1,160,649
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 1,765,000 1,777,377
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 592,656 592,526
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(c) 2,482,000 2,534,181
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 2,815,000 2,890,554
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 1,854,000 1,887,390
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 753,014 755,300
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 4,393,000 4,435,564
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 332,191 337,161
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 2,424,000 2,441,654
25,152,473
Equipment Loans & Leases 0.3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 379,335 380,463
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 1,081,469 1,091,687
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 4,184,000 4,244,718
5,716,868
Other 5.8%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.58%, 4/21/2035(a)(b) 8,660,000 8,667,629
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 6.64%,
1/15/2033(a)(b) 4,060,000 4,061,389
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.08%,
4/15/2034(a)(b) 5,600,000 5,602,178
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,780,656
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,070,885 3,857,833
EnFin Residential Solar
Receivables Trust, Series
2024-1A, Class A, 6.65%,
2/20/2055(a) 1,975,080 2,081,491
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,685,522
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 7.11%,
10/15/2033(a)(b) 7,250,000 7,253,567
Fortress Credit Opportunities
XVII CLO Ltd., Series
2022-17A, Class A, 6.67%,
1/15/2030(a)(b) 20,880 20,881
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 330,478 328,164
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 677,743 699,005
MCF CLO IX Ltd., Series
2019-1A, Class A1RR,
7.29%, 4/17/2036(a)(b) 6,200,000 6,227,757
MCF CLO VIII Ltd., Series
2018-1A, Class AR, 7.25%,
4/18/2036(a)(b) 7,850,000 7,922,299
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 418,400 431,473
MF1 Ltd., Series 2021-
FL7, Class AS, 6.58%,
10/16/2036(a)(b) 6,378,500 6,291,189

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
6.60%, 4/14/2035(a)(b) 12,721,428 12,737,330
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,698,983
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,504,798
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 980,225 962,509
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 929,000 961,377
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,674,409
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,586,713 2,413,608
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,743,167 2,528,382
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,855,775 3,909,411
Trestles CLO IV Ltd., Series
2021-4A, Class A, 6.71%,
7/21/2034(a)(b) 1,450,000 1,452,001
99,753,841
Student Loan 0.5%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 4,565,901 4,036,767
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 4,577,672 4,098,692
8,135,459
Total Asset-Backed Securities
(cost $140,950,684)
138,783,276
Collateralized Mortgage Obligations 2.5%
Angel Oak Mortgage Trust
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 336,398 329,182
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 372,317 367,582
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 1,428,842 1,450,628
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 2,753,976 2,817,848
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 1,029,410 1,043,052
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 1,372,949 1,390,867
Series 2024-H3, Class A2,
6.58%, 6/25/2069(a)(c) 2,805,559 2,851,693
GCAT Trust, Series 2019-
NQM3, Class A1, 3.69%,
11/25/2059(a)(b) 573,108 557,247
GNMA REMICS, Series
2023-19, Class WB, 5.67%,
11/20/2051(b) 2,102,263 2,187,502
GS Mortgage-Backed
Securities Trust, Series
2024-HE1, Class A1,
6.88%, 8/25/2054(a)(b) 6,411,692 6,418,599
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 1,670,847 1,676,909
JP Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 1,874,464 1,898,444
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 960,356 904,833
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 7,439,914 6,634,531
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 4,393,000 4,457,567
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 1,420,702 1,445,984
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,068,553 1,777,686
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,491,210 1,433,797
Verus Securitization Trust
Series 2019-4, Class A1,
3.64%, 11/25/2059(a)(c) 198,360 195,203
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 2,563,601 2,241,518
Total Collateralized Mortgage Obligations
(cost $43,221,153)
42,080,672
Commercial Mortgage-Backed Securities 0.8%
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,391,527

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,758,221
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,756,733
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,413,622
Total Commercial Mortgage-Backed
Securities
(cost $15,441,392) 14,320,103
Corporate Bonds 32.9%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
2.20%, 2/4/2026(d) 4,607,000 4,436,490
3.63%, 2/1/2031(d) 8,370,000 7,667,799
5.81%, 5/1/2050(d) 3,910,000 3,777,524
6.86%, 5/1/2054(a)(d) 2,292,000 2,515,722
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,732,209
TransDigm , Inc. ,
5.50%, 11/15/2027(d) 610,000 607,904
6.75%, 8/15/2028(a) 629,000 647,422
23,385,070
Automobiles 0.3%
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,297,311
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,485,000 3,451,578
4,748,889
Banks 5.3%
Bank of America Corp. ,
4.45%, 3/3/2026 4,155,000 4,160,702
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(e) 3,125,000 3,079,755
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 4,176,008
(SOFR + 1.32%), 2.69%,
4/22/2032(e) 3,804,000 3,392,670
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 4,453,782
(SOFR + 1.65%), 5.47%,
1/23/2035(e) 1,034,000 1,087,359
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.63%, 2/25/2031(a)(e)(f) 1,290,000 1,123,392
Citigroup, Inc. ,
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 746,013
Citizens Bank NA ,
2.25%, 4/28/2025 729,000 717,705
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Bank NA,
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 3,135,000 3,134,944
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 1,336,000 1,389,801
(SOFR + 1.91%), 5.72%,
7/23/2032(d)(e) 3,465,000 3,593,381
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 1,679,000 1,843,362
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(e) 4,106,000 4,279,446
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 647,470
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 5,946,000 5,916,712
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,373,924
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(d)(e) 4,550,000 4,215,153
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d)(e) 2,385,000 1,759,785
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 435,349
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 2,208,000 2,188,846
Series CC, (CME Term
SOFR 3 Month + 2.84%),
8.09%, 11/01/2024(e)(f) 1,430,000 1,432,807
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d)(e) 2,671,000 2,791,388
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 1,280,000 1,340,380
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 1,453,000 1,592,667
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 742,000 788,811
(SOFR + 1.92%), 5.71%,
1/24/2035(d)(e) 8,058,000 8,488,997

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(e) 1,532,000 1,635,756
(SOFR + 1.86%), 5.68%,
1/23/2035(e) 2,963,000 3,140,775
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,680,000 1,652,646
(SOFR + 1.51%), 3.53%,
3/24/2028(e) 3,183,000 3,122,727
(SOFR + 1.74%), 5.57%,
7/25/2029(d)(e) 2,408,000 2,505,294
(SOFR + 1.50%), 5.20%,
1/23/2030(d)(e) 2,396,000 2,470,077
(SOFR + 2.02%), 5.39%,
4/24/2034(d)(e) 5,665,000 5,875,709
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(c)(e)(f) 645,000 646,920
91,200,513
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,762,488
Constellation Brands, Inc. ,
3.15%, 8/1/2029(d) 2,677,000 2,539,773
2.25%, 8/1/2031(d) 2,625,000 2,269,424
7,571,685
Biotechnology 0.5%
Amgen, Inc. ,
5.25%, 3/2/2030(d) 1,019,000 1,063,235
2.80%, 8/15/2041(d) 5,190,000 3,930,123
5.65%, 3/2/2053 2,441,000 2,567,758
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,819,268
9,380,384
Broadline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 3,490,000 3,421,801
Building Products 0.5%
Carrier Global Corp. ,
2.49%, 2/15/2027(d) 1,046,000 1,010,784
2.72%, 2/15/2030 3,515,000 3,249,671
6.20%, 3/15/2054 259,000 299,058
Smyrna Ready Mix Concrete
LLC ,
8.88%, 11/15/2031(a) 3,345,000 3,608,230
8,167,743
Capital Markets 2.1%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,720,000 4,037,571
(SOFR + 1.28%), 2.62%,
4/22/2032(e) 5,415,000 4,785,314
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 3,947,000 3,423,037
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 3,963,935
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(e) 2,825,000 2,778,474
(SOFR + 1.14%), 2.70%,
1/22/2031(d)(e) 4,661,000 4,268,970
(SOFR + 1.02%), 1.93%,
4/28/2032(d)(e) 4,630,000 3,928,311
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,398,000 1,452,358
5.95%, 8/15/2053(d) 366,000 398,142
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 3,595,000 3,724,373
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 1,359,000 1,500,393
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(d)(e) 2,591,000 2,735,012
36,995,890
Chemicals 0.7%
Celanese US Holdings LLC ,
5.34%, 1/19/2029 EUR 6,820,000 8,091,975
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 3,491,000 3,663,692
11,755,667
Commercial Services & Supplies 0.1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 592,693
6.25%, 1/15/2028(a)(d) 911,000 911,245
1,503,938
Construction Materials 0.1%
Cemex SAB de CV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.16%),
9.13%, 3/14/2028(a)(e)(f) 1,420,000 1,548,930
Consumer Finance 1.8%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 3,210,000 2,897,020
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.95%, 3/10/2055(e) 743,000 770,333
Aircastle Ltd. ,
5.75%, 10/1/2031(a)(d) 1,463,000 1,504,258
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,539,980

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp. ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 942,145
Discover Financial Services ,
6.70%, 11/29/2032 1,606,000 1,764,493
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 10,914,000 10,791,858
5.80%, 3/5/2027(d) 2,690,000 2,739,160
4.13%, 8/17/2027 5,253,000 5,116,463
5.11%, 5/3/2029 585,000 579,490
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,507,479
31,152,679
Consumer Staples Distribution & Retail 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a)(d) 3,130,000 2,637,773
Kroger Co. (The) ,
4.65%, 9/15/2029 4,249,000 4,272,468
6,910,241
Containers & Packaging 0.4%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 201,438
4.00%, 9/1/2029(a) 1,988,000 1,774,524
Sealed Air Corp. ,
1.57%, 10/15/2026(a)(d) 4,545,000 4,266,873
6,242,835
Diversified REITs 0.2%
VICI Properties LP ,
3.50%, 2/15/2025(a)(d) 3,660,000 3,629,236
Diversified Telecommunication Services 1.3%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,972,875
2.25%, 2/1/2032 4,105,000 3,523,498
2.55%, 12/1/2033(d) 8,073,000 6,804,631
3.50%, 6/1/2041(d) 1,420,000 1,162,128
3.65%, 9/15/2059(d) 1,290,000 935,967
Iliad Holding SASU ,
8.50%, 4/15/2031(a)(d) 1,784,000 1,918,881
Sprint Capital Corp. ,
6.88%, 11/15/2028(d) 195,000 212,904
8.75%, 3/15/2032 265,000 328,579
Verizon Communications, Inc. ,
3.50%, 6/28/2032 EUR 4,659,000 5,257,839
23,117,302
Electric Utilities 2.0%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,521,887 2,287,755
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,696,780
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 1,968,051
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,827,055
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 811,034
6.90%, 5/23/2053(a)(d) 1,818,000 2,110,612
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(e)(f) 1,670,000 1,900,951
Enel Finance America LLC ,
7.10%, 10/14/2027(a)(d) 1,292,000 1,387,905
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,598,002
5.50%, 6/26/2034(a)(d) 1,411,000 1,466,105
Eversource Energy ,
5.50%, 1/1/2034(d) 1,271,000 1,319,251
Exelon Corp. ,
4.05%, 4/15/2030 4,282,000 4,216,573
5.45%, 3/15/2034 891,000 934,619
FirstEnergy Corp. ,
Series C, 4.85%,
7/15/2047(c) 450,000 412,402
Indiana Michigan Power Co. ,
5.63%, 4/1/2053(d) 376,000 396,724
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,418,748
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,718,296
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 2,139,290
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 939,000 973,700
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 444,002
3.88%, 2/15/2032(a) 35,000 31,887
Pacific Gas and Electric Co. ,
3.30%, 8/1/2040 1,410,000 1,095,142
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 261,327
34,416,211
Financial Services 0.3%
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,317,426
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 1,723,000 1,768,561
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,957,220
6,043,207
Food Products 0.5%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a)(d) 3,871,000 4,277,556
5.38%, 1/9/2036(a) 449,000 462,036
J M Smucker Co. (The) ,
2.75%, 9/15/2041(d) 4,817,000 3,422,707
6.50%, 11/15/2053(d) 1,041,000 1,205,235
9,367,534

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0.1%
AerCap Global Aviation Trust ,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(e) 229,000 228,643
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,235,755
1,464,398
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies,
Inc. ,
4.80%, 8/14/2029(d) 1,741,000 1,773,819
Health Care Providers & Services 0.7%
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 2,974,959
1.75%, 8/21/2030 4,080,000 3,473,890
5.88%, 6/1/2053(d) 577,000 587,179
HCA, Inc. ,
7.69%, 6/15/2025(d) 85,000 86,544
5.38%, 9/1/2026(d) 690,000 697,471
3.13%, 3/15/2027 1,099,000 1,068,186
5.63%, 9/1/2028 145,000 150,544
5.45%, 9/15/2034 1,728,000 1,778,007
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(d) 998,000 1,005,969
11,822,749
Hotels, Restaurants & Leisure 0.3%
Carnival Corp. ,
6.00%, 5/1/2029(a)(d) 490,000 496,467
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a)(d) 2,361,000 2,292,275
5.63%, 8/26/2028(a) 1,950,000 1,893,238
4,681,980
Household Durables 0.2%
Whirlpool Corp. ,
5.75%, 3/1/2034(d) 3,916,000 4,011,206
Independent Power and Renewable Electricity Producers
0.4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(e) 1,888,000 1,874,450
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033(d) 4,027,000 4,319,614
6,194,064
Industrial REITs 0.2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,902,986
Insurance 0.6%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 2,200,000 1,883,910
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,247,130
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,807,458
Unum Group ,
6.00%, 6/15/2054(d) 1,178,000 1,226,999
11,165,497
IT Services 0.1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(d) 1,054,000 1,002,022
Machinery 0.1%
Terex Corp. ,
6.25%, 10/15/2032(a) 387,000 387,000
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a)(d) 1,865,000 1,844,871
2,231,871
Media 0.5%
Charter Communications
Operating LLC ,
4.80%, 3/1/2050 1,720,000 1,316,783
3.70%, 4/1/2051 2,565,000 1,637,464
Comcast Corp. ,
3.30%, 2/1/2027 2,740,000 2,696,873
Paramount Global ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(d)(e) 2,630,000 2,432,714
8,083,834
Metals & Mining 0.2%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 2,915,000 2,947,038
Multi-Utilities 0.7%
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(d) 2,645,000 2,581,338
4.95%, 7/1/2027 2,513,000 2,555,413
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 499,590
5.35%, 4/1/2034 2,130,000 2,211,383
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 1,796,000 1,956,266
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,646,371
12,450,361
Oil, Gas & Consumable Fuels 5.8%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 516,380

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 1,344,000 1,331,035
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 784,129
3.25%, 1/31/2032 630,000 563,356
5.95%, 6/30/2033(d) 874,000 924,820
CITGO Petroleum Corp. ,
8.38%, 1/15/2029(a)(d) 1,797,000 1,869,871
Columbia Pipelines Holding
Co. LLC ,
5.10%, 10/1/2031(a) 2,214,000 2,233,080
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 3,534,000 3,318,784
DT Midstream, Inc. ,
4.13%, 6/15/2029(a)(d) 675,000 645,665
4.30%, 4/15/2032(a) 3,995,000 3,738,222
Empresa Nacional del
Petroleo ,
5.95%, 7/30/2034(a) 637,000 669,588
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d)(e) 4,136,000 4,289,632
Energy Transfer LP ,
2.90%, 5/15/2025 2,930,000 2,893,775
5.25%, 7/1/2029 5,753,000 5,925,210
7.38%, 2/1/2031(a) 352,000 374,475
5.55%, 5/15/2034 575,000 595,362
5.95%, 5/15/2054 1,424,000 1,457,394
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,506,000 1,538,417
Enterprise Products Operating
LLC ,
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(e) 2,500,000 2,465,990
Global Partners LP ,
6.88%, 1/15/2029 1,034,000 1,037,187
8.25%, 1/15/2032(a) 3,422,000 3,549,603
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 1,192,000 1,189,507
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a)(d) 1,574,000 1,669,389
7.38%, 7/15/2032(a) 742,000 768,490
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,767,333
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,712,071
MPLX LP ,
2.65%, 8/15/2030(d) 5,689,000 5,120,408
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 4,040,717
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. ,
6.45%, 9/15/2036(d) 4,155,000 4,487,234
ONEOK, Inc. ,
3.25%, 6/1/2030(d) 2,270,000 2,127,753
5.80%, 11/1/2030 1,209,000 1,287,099
6.10%, 11/15/2032(d) 1,246,000 1,341,301
6.05%, 9/1/2033 3,982,000 4,254,627
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 2,649,000 2,084,942
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 97,106
Phillips 66 ,
1.30%, 2/15/2026(d) 2,420,000 2,324,934
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 4,124,560
Saudi Arabian Oil Co. ,
5.75%, 7/17/2054(a) 2,853,000 2,888,719
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(a) 1,876,000 1,880,897
Targa Resources Partners LP ,
5.50%, 3/1/2030 5,893,000 6,000,833
4.88%, 2/1/2031 1,266,000 1,256,680
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031(d) 7,754,000 6,852,000
98,998,575
Passenger Airlines 0.3%
Air Canada ,
3.88%, 8/15/2026(a) 167,000 162,622
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 306,833 305,958
5.75%, 4/20/2029(a)(d) 326,000 325,460
United Airlines, Inc. ,
4.38%, 4/15/2026(a)(d) 817,000 803,886
4.63%, 4/15/2029(a)(d) 3,032,000 2,929,091
4,527,017
Pharmaceuticals 0.3%
Bayer US Finance LLC ,
6.50%, 11/21/2033(a)(d) 2,206,000 2,387,654
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 613,000 608,018
Viatris , Inc. ,
4.00%, 6/22/2050(d) 4,135,000 2,965,280
5,960,952
Retail REITs 0.4%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 1,524,000 1,515,341
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,238,878
4.95%, 12/15/2031 2,150,000 2,152,723
5.50%, 3/1/2034 433,000 446,055
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034(d) 1,924,000 2,009,681
7,362,678

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
3.19%, 11/15/2036(a)(d) 4,550,000 3,856,295
Intel Corp. ,
5.20%, 2/10/2033 588,000 595,731
5.70%, 2/10/2053 388,000 382,248
Micron Technology, Inc. ,
2.70%, 4/15/2032(d) 1,124,000 981,917
NXP BV ,
3.25%, 11/30/2051(d) 5,000,000 3,518,525
9,334,716
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 2,082,145
3.95%, 3/25/2051(d) 1,505,000 1,211,229
5.55%, 2/6/2053 768,000 785,933
VMware LLC ,
2.20%, 8/15/2031(d) 2,540,000 2,181,718
6,261,025
Specialized REITs 0.7%
Crown Castle, Inc. ,
2.10%, 4/1/2031 1,655,000 1,415,597
EPR Properties ,
4.50%, 4/1/2025 3,497,000 3,479,196
4.75%, 12/15/2026 3,408,000 3,394,510
4.50%, 6/1/2027(d) 385,000 379,377
4.95%, 4/15/2028 340,000 336,973
3.75%, 8/15/2029 140,000 130,916
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,262,461
2.35%, 3/15/2032 1,535,000 1,295,522
11,694,552
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC ,
6.02%, 6/15/2026 670,000 686,080
8.10%, 7/15/2036(d) 1,296,000 1,614,277
8.35%, 7/15/2046(d) 257,000 347,534
3.45%, 12/15/2051 2,421,000 1,773,840
4,421,731
Tobacco 0.8%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,977,470
6.34%, 8/2/2030 1,940,000 2,099,803
7.08%, 8/2/2053 699,000 811,191
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,916,959
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 871,000 924,923
2.10%, 5/1/2030 3,803,000 3,394,790
14,125,136
Wireless Telecommunication Services 0.7%
Sprint LLC ,
7.63%, 3/1/2026 315,000 325,379
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(d) 2,985,000 2,780,728
2.63%, 2/15/2029 215,000 200,273
2.40%, 3/15/2029 2,561,000 2,358,614
2.55%, 2/15/2031 2,990,000 2,665,001
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
2.88%, 2/15/2031(d) 550,000 499,940
4.38%, 4/15/2040 2,975,000 2,743,313
11,573,248
Total Corporate Bonds
(cost $590,367,647)
565,551,210
Foreign Government Securities 4.5%
AUSTRALIA 0.8%
Treasury Corp. of Victoria,
5.25%, 9/15/2038 AUD 20,435,000 14,163,904
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,375,611
JAPAN 1.4%
Japan Government Bond,
2.20%, 6/20/2054
JPY
3,351,750,000 23,854,152
PERU 0.9%
Bonos de la Tesoreria ,
Reg. S, 7.30%,
8/12/2033(a) PEN 53,220,000 15,521,625
POLAND 0.2%
Republic of Poland,
5.50%, 3/18/2054 3,479,000 3,553,155
ROMANIA 1.1%
Romania Government Bond,
7.20%, 10/30/2033 RON 57,935,000 13,433,594
5.75%, 3/24/2035(a)(d) 4,850,000 4,818,475
18,252,069
Total Foreign Government Securities
(cost $74,504,174)
76,720,516
Mortgage-Backed Securities 25.5%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 366,774 350,971
Pool# Q08997
3.50%, 6/1/2042 214,440 205,467
Pool# Q19480
4.00%, 6/1/2043 704,273 690,506
Pool# V80509
4.00%, 10/1/2043 95,666 94,222
Pool# Q29697
3.50%, 11/1/2044 267,737 255,090
Pool# G07961
3.50%, 3/1/2045 221,614 211,145
Pool# V82196
4.50%, 1/1/2046 100,906 101,300
Pool# G61281
3.50%, 1/1/2048 609,486 575,783

26 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 7,914,664 7,295,385
Pool# QA7325
3.00%, 2/1/2050 1,025,921 937,419
Pool# QA6750
3.00%, 2/1/2050 97,002 88,634
Pool# QA8311
3.00%, 3/1/2050 876,697 803,973
Pool# RA2650
3.00%, 5/1/2050 854,387 779,666
Pool# QB4785
2.50%, 10/1/2050 1,550,415 1,352,034
Pool# SD0612
2.50%, 11/1/2050 9,768,112 8,638,988
Pool# SD7535
2.50%, 2/1/2051 20,211,452 17,746,026
Pool# QB9401
2.00%, 3/1/2051 1,887,771 1,588,427
Pool# QC2992
2.50%, 6/1/2051 18,519,942 16,125,930
Pool# RA5910
3.50%, 9/1/2051 6,829,080 6,400,198
Pool# SD3771
2.50%, 3/1/2052 12,845,451 11,174,386
Pool# SD1607
2.50%, 3/1/2052 10,469,714 9,210,097
Pool# SD5351
3.00%, 6/1/2052 12,124,204 11,086,878
Pool# SD1042
3.00%, 6/1/2052 4,220,146 3,843,973
Pool# SD5726
3.00%, 7/1/2052 8,449,086 7,633,649
Pool# SD1440
3.50%, 7/1/2052 5,628,085 5,266,637
Pool# SD1716
5.00%, 9/1/2052 8,278,952 8,430,226
Pool# SD1686
5.50%, 9/1/2052 7,866,614 8,093,402
Pool# SD1853
5.50%, 11/1/2052 3,826,411 3,961,888
Pool# SD4084
5.50%, 10/1/2053 8,717,450 8,933,940
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 7,824,016 7,209,167
Pool# CA9439
2.50%, 3/1/2036 15,793,133 14,915,941
Pool# CB3424
3.00%, 5/1/2037 6,822,087 6,591,261
Pool# FS4267
4.50%, 3/1/2038 2,368,994 2,395,774
Pool# AH9471
4.50%, 4/1/2041 196,208 198,450
Pool# AH4038
4.50%, 4/1/2041 171,191 173,151
Pool# AI3506
4.50%, 6/1/2041 8,552 8,650
Pool# FS3014
5.00%, 10/1/2042 11,735,490 11,916,294
Pool# AL2866
3.50%, 11/1/2042 4,572,383 4,368,537
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ9328
3.50%, 1/1/2043 79,052 75,511
Pool# AB9046
3.50%, 4/1/2043 463,935 442,963
Pool# AT2021
3.50%, 4/1/2043 319,621 305,239
Pool# AB9864
3.50%, 7/1/2043 164,726 157,279
Pool# AS0212
3.50%, 8/1/2043 709,200 677,134
Pool# AS0210
3.50%, 8/1/2043 449,336 429,021
Pool# AU3742
3.50%, 8/1/2043 250,973 239,627
Pool# AU6857
4.00%, 9/1/2043 251,051 246,931
Pool# AU4386
4.00%, 10/1/2043 76,513 75,275
Pool# AS1559
4.00%, 1/1/2044 483,579 475,457
Pool# AW2478
4.50%, 6/1/2044 82,770 83,002
Pool# AL6432
4.00%, 1/1/2045 456,792 446,015
Pool# AS5175
3.50%, 6/1/2045 428,946 408,225
Pool# AS6464
3.50%, 1/1/2046 395,089 375,840
Pool# MA3305
3.50%, 3/1/2048 3,874,330 3,656,025
Pool# BO8947
3.00%, 1/1/2050 571,092 521,832
Pool# FM4334
3.00%, 4/1/2050 1,263,919 1,154,895
Pool# FS2253
3.50%, 4/1/2050 6,446,333 6,082,996
Pool# CA5689
3.00%, 5/1/2050 1,825,586 1,672,674
Pool# BP9581
2.50%, 8/1/2050 1,171,691 1,027,958
Pool# FM5316
2.00%, 12/1/2050 1,405,088 1,173,011
Pool# CA8817
2.00%, 2/1/2051 3,211,334 2,672,754
Pool# BR4515
2.00%, 2/1/2051 2,124,403 1,774,043
Pool# BR4029
2.00%, 2/1/2051 1,876,582 1,573,149
Pool# BR4051
2.00%, 2/1/2051 1,467,065 1,229,838
Pool# BR2667
2.00%, 2/1/2051 1,339,342 1,127,033
Pool# BR7795
2.50%, 4/1/2051 2,710,680 2,362,463
Pool# FM7151
2.00%, 5/1/2051 814,543 681,710
Pool# FM7189
2.50%, 5/1/2051 2,532,971 2,221,567
Pool# FS3080
3.00%, 5/1/2051 8,485,807 7,754,674
Pool# FM7398
2.50%, 6/1/2051 13,180,486 11,632,155

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7738
2.50%, 6/1/2051 1,840,759 1,605,387
Pool# BT0417
2.50%, 6/1/2051 1,163,986 1,014,213
Pool# FM9134
3.00%, 6/1/2051 12,814,578 11,783,086
Pool# BT1339
2.50%, 7/1/2051 2,118,724 1,839,998
Pool# FM8178
2.50%, 7/1/2051 1,364,322 1,186,262
Pool# CB1038
2.50%, 7/1/2051 1,168,108 1,018,960
Pool# FS3391
2.50%, 8/1/2051 5,283,345 4,643,755
Pool# FP0012
3.00%, 8/1/2051 3,528,107 3,232,313
Pool# FM9563
3.00%, 10/1/2051 12,389,405 11,205,470
Pool# FS5928
2.50%, 1/1/2052 10,599,418 9,243,333
Pool# FS5448
3.00%, 3/1/2052 11,820,527 10,774,395
Pool# FS3537
2.50%, 4/1/2052 7,556,952 6,669,276
Pool# FS1380
3.50%, 4/1/2052 6,949,811 6,556,668
Pool# FS1855
4.00%, 5/1/2052 7,110,926 6,889,932
Pool# FS1804
4.00%, 5/1/2052 6,588,709 6,394,308
Pool# FS6731
3.00%, 6/1/2052 12,048,716 10,974,079
Pool# FS2074
3.00%, 6/1/2052 4,990,521 4,559,586
Pool# FS2513
4.00%, 7/1/2052 11,863,445 11,453,924
Pool# FS2323
4.00%, 7/1/2052 5,675,272 5,474,441
Pool# FS2293
4.50%, 7/1/2052 15,556,091 15,417,740
Pool# FS2257
4.50%, 7/1/2052 3,030,622 3,012,901
Pool# CB4037
5.00%, 7/1/2052 7,687,026 7,691,621
Pool# FS2790
5.00%, 9/1/2052 11,184,731 11,270,904
Pool# FS3210
5.00%, 9/1/2052 5,382,745 5,408,999
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 395,682 379,337
Pool# MA0783
3.50%, 2/20/2043 490,131 469,933
Pool# MA2892
3.50%, 6/20/2045 24,169 23,064
Pool# MA3663
3.50%, 5/20/2046 282,017 268,622
Pool# MA3803
3.50%, 7/20/2046 133,619 127,132
Pool# MA4262
3.50%, 2/20/2047 11,354 10,790
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4510
3.50%, 6/20/2047 427,244 405,571
Pool# MA4586
3.50%, 7/20/2047 290,873 276,285
Pool# MA4837
3.50%, 11/20/2047 505,525 479,405
Pool# MA4962
3.50%, 1/20/2048 295,733 280,380
Pool# MA6542
3.50%, 3/20/2050 322,328 305,698
Pool# BT6867
3.00%, 5/20/2050 3,239,981 2,946,158
Pool# MA6994
2.00%, 11/20/2050 9,475,858 8,045,019
Pool# MA7590
3.00%, 9/20/2051 10,127,158 9,238,433
Pool# MA7705
2.50%, 11/20/2051 14,161,645 12,478,804
Total Mortgage-Backed Securities
(cost $444,538,356)
437,465,943
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,770,673
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,882,847
Total Municipal Bonds
(cost $8,161,597)
6,653,520
U.S. Treasury Obligations 23.4%
U.S. Treasury Bonds
5.00%, 5/15/2037 (d) 4,793,600 5,354,414
2.25%, 5/15/2041 7,780,000 6,029,804
1.75%, 8/15/2041 (d) 34,057,900 24,147,849
4.75%, 11/15/2043 7,180,000 7,745,144
4.50%, 2/15/2044 15,447,000 16,117,979
4.63%, 5/15/2044 43,241,000 45,828,704
4.13%, 8/15/2044 1,155,000 1,145,977
3.63%, 2/15/2053 151,000 137,304
4.63%, 5/15/2054 23,635,000 25,636,589
4.25%, 8/15/2054 6,264,000 6,396,131
U.S. Treasury Notes
5.00%, 8/31/2025 (d) 95,204,000 95,999,846
4.63%, 10/15/2026 37,934,000 38,648,226
2.50%, 3/31/2027 120,000 116,916
4.50%, 5/31/2029 35,293,000 36,704,720
4.25%, 6/30/2031 73,174,000 75,752,241
4.38%, 5/15/2034 (d) 15,076,000 15,789,754
Total U.S. Treasury Obligations
(cost $405,494,495)
401,551,598

28 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Repurchase Agreements 4.0%
Principal
Amount ($) Value ($)
Bank of America NA
4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,356,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046;
total market value
$10,200,000. (g) 10,000,000 10,000,000
BofA Securities, Inc.
4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $14,201,925,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 6.23%, maturing
5/25/2034 - 12/20/2060;
total market value
$14,484,000. (g) 14,200,000 14,200,000
Cantor Fitzgerald & Co.
4.90%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$6,530,965, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$6,630,000. (g) 6,500,000 6,500,000
Cantor Fitzgerald & Co.
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,173,027, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $2,216,183. (g) 2,172,729 2,172,729
CF Secured, LLC
4.90%, dated
9/30/2024, due
10/1/2024, repurchase
price $15,002,042,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
3/1/2030 - 8/20/2074;
total market value
$15,302,083. (g) 15,000,000 15,000,00 0
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,674, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$5,100,000. (g) 5,000,000 5,000,000
ING Financial Services LLC
4.83%, dated
9/26/2024, due
10/1/2024, repurchase
price $11,051,654,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$11,220,004. (g) 11,000 ,000 11,000,000
ING Financial Services LLC
4.83%, dated 9/27/2024,
due 10/1/2024,
repurchase price
$5,018,783, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$5,100,002. (g) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $68,872,729)
68,872,729
Total Investments
(cost $1,791,552,227) — 102.1%
1,751,999,567
Liabilities in excess of other
assets — (2.1)% (35,200,673)
NET ASSETS — 100.0%
$ 1,716,798,894

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 29
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $323,595,823 which represents 18.85% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(d) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $86,416,119, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $68,872,729 and by
$20,560,805 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 10/24/2024 –
2/15/2053, a total value of $89,433,534.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2024.
The maturity date reflects the next call date.
(g) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of September 30,
2024 was $68,872,729.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
AUD Australian Dollar
EUR Euro
JPY Japanese Yen
PEN Peru Nuevo Sol
RON Romanian Leu
USD United States Dollar
Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 month EURIBOR
Semi-Annual
2.70% Annual
Pay 7/26/2029 EUR 59,700,000 – 1,283,927 1,283,927
– – –
3 month STIBOR Quarterly 2.39% Annual Rec 7/26/2029 SEK 652,000,000 – (1,001,122) (1,001,122)
Net unrealized appreciation – 282,805 282,805
– – –

30 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Centrally Cleared Inflation-Linked swap contracts outstanding as of September 30, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month HICPXT At
Termination
2.53% At
Termination Pay 4/22/2054 EUR 12,950,000 (42,321) 1,172,083 1,129,762
1 month HICPXT At
Termination
2.46% At
Termination Pay 7/9/2054 EUR 8,685,000 – 545,628 545,628
1 month HICPXT At
Termination
2.47% At
Termination Pay 7/9/2054 EUR 8,685,000 – 551,664 551,664
1 month UKRPI At
Termination
3.71% At
Termination Pay 5/16/2034 GBP 18,000,000 – 554,105 554,105
1 month UKRPI At
Termination
3.78% At
Termination Pay 4/22/2034 GBP 18,000,000 (18,286) 684,862 666,576
1 month UKRPI At
Termination
3.49% At
Termination Pay 8/22/2034 GBP 28,220,000 10,549 21,955 32,504
Total unrealized appreciation (50,058) 3,530,297 3,480,239
1 month USCPI At
Termination
2.54% At
Termination Rec 4/22/2054 USD 20,630,000 2,492 (832,622) (830,130)
1 month USCPI At
Termination
2.48% At
Termination Rec 7/11/2054 USD 9,950,000 3,131 (303,247) (300,116)
1 month USCPI At
Termination
2.52% At
Termination Rec 7/5/2054 USD 10,315,000 – (386,611) (386,611)
Total unrealized depreciation 5,623 (1,522,480) (1,516,857)
Net unrealized appreciation (44,435) 2,007,817 1,963,382
– – –
As of September 30, 2024, the Fund had $5,345,100 segregated as collateral for swap contracts.

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 31
Forward Foreign Currency Contracts outstanding as of September 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 537,000 USD 364,211 Barclays Bank plc 10/10/2024 7,093
CAD 5,080,000 USD 3,755,558 JPMorgan Chase Bank NA 10/10/2024 1,236
EUR 618,000 USD 687,139 JPMorgan Chase Bank NA 10/10/2024 1,008
GBP 518,000 USD 676,356 Barclays Bank plc 10/10/2024 16,182
GBP 461,000 USD 605,274 JPMorgan Chase Bank NA 10/10/2024 11,058
USD 484,564 EUR 434,000 Barclays Bank plc 10/10/2024 1,303
USD 24,436,316 JPY 3,498,008,000 Barclays Bank plc 10/10/2024 70,867
Total unrealized appreciation 108,747
USD 14,565,541 AUD 21,596,000 JPMorgan Chase Bank NA 10/10/2024 (366,821)
USD 13,955,501 EUR 12,598,000 Barclays Bank plc 10/10/2024 (72,452)
USD 796,318 GBP 601,000 Barclays Bank plc 10/10/2024 (7,187)
USD 14,356,540 PEN 54,295,000 JPMorgan Chase Bank NA
**
10/10/2024 (288,434)
USD 13,674,778 RON 61,533,000 JPMorgan Chase Bank NA 10/10/2024 (89,743)
USD 419,147 SEK 4,283,000 Barclays Bank plc 10/10/2024 (2,744)
USD 662,656 SEK 6,790,000 JPMorgan Chase Bank NA 10/10/2024 (6,183)
Total unrealized depreciation (833,564)
Net unrealized depreciation (724,817)
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
PEN Peruvian nuevo sol
RON Romanian Leu
SEK Swedish krona
USD United States dollar
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 170 12/2024 USD 35,401,172 (72,575)
U.S. Treasury 5 Year Note 2,967 12/2024 USD 326,022,306 350,286
U.S. Treasury 10 Year Note 154 12/2024 USD 17,599,313 (62,835)
U.S. Treasury 10 Year Ultra Note 249 12/2024 USD 29,455,922 (41,462)
U.S. Treasury Long Bond 519 12/2024 USD 64,453,312 (107,832)
Total long contracts 65,582
Short Contracts
Australia 10 Year Bond (229) 12/2024 AUD (18,427,759) 15,873
Canada 10 Year Bond (756) 12/2024 CAD (69,878,783) (645,044)
Euro- Bobl (100) 12/2024 EUR (13,363,366) (128,387)
Japan 10 Year Bond (78) 12/2024 JPY (78,502,000) 32,684
U.S. Treasury Ultra Bond (159) 12/2024 USD (21,161,906) 221,644
Total short contracts (503,230)
Net contracts (437,648)
As of September 30, 2024, the Fund had $9,243,376 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
CAD Canadian Dollar

32 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
EUR Euro
JPY Japanese Yen
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 138,783,276 $ – $ 138,783,276
Collateralized Mortgage Obligations – 42,080,672 – 42,080,672
Commercial Mortgage-Backed Securities – 14,320,103 – 14,320,103
Corporate Bonds – 565,551,210 – 565,551,210
Foreign Government Securities – 76,720,516 – 76,720,516
Forward Foreign Currency Contracts – 108,748 – 108,748
Futures Contracts 620,487 – – 620,487
Inflation-linked Swaps† – 3,530,297 – 3,530,297
Interest Rate Swaps† – 1,283,927 – 1,283,927

34 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Level 1 Level 2 Level 3 Total
Assets:
Mortgage-Backed Securities $ – $ 437,465,943 $ – $ 437,465,943
Municipal Bonds – 6,653,520 – 6,653,520
Repurchase Agreements – 68,872,729 – 68,872,729
U.S. Treasury Obligations – 401,551,598 – 401,551,598
Total Assets $ 620,487 $ 1,756,922,539 $ – $ 1,757,543,026
Liabilities:
Forward Foreign Currency Contracts $ – $ (833,565) $ – $ (833,565)
Futures Contracts (1,058,135) – – (1,058,135)
Inflation-linked Swaps† – (1,522,480) – (1,522,480)
Interest Rate Swaps† – (1,001,122) – (1,001,122)
Total Liabilities $ (1,058,135) $ (3,357,167) $ – $ (4,415,302)
Total $ (437,648) $ 1,753,565,372 $ – $ 1,753,127,724
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 35
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Swap Contracts†
Interest rate risk Unrealized appreciation on centrally cleared swap contracts $ 1,283,927
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 108,748
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 620,487
Total $ 2,013,162
Liabilities:
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts $ (1,001,122)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (833,565)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,058,135)
Total $ (2,892,822)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

36 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 37
.
Asset-Backed Securities 8.4%
Principal
Amount ($) Value ($)
Airlines 0.7%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 3,369,076 3,153,111
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 5,180,342 5,286,126
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,750,000 2,861,924
Series 2024-1, Class A,
5.88%, 2/15/2037 3,000,000 3,090,657
14,391,818
Automobiles 1.3%
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 1,000,000 1,018,517
Exeter Automobile
Receivables Trust, Series
2024-3A, Class A3, 5.65%,
12/15/2027 500,000 505,234
Ford Credit Auto Lease Trust,
Series 2024-B, Class A3,
4.99%, 12/15/2027 1,070,000 1,084,029
GM Financial Automobile
Leasing Trust, Series
2024-2, Class A3, 5.39%,
7/20/2027 2,400,000 2,443,919
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 6,000,000 6,026,236
Santander Drive Auto
Receivables Trust, Series
2024-3, Class A3, 5.63%,
1/16/2029 3,800,000 3,863,615
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 2,200,000 2,238,566
Tesla Auto Lease Trust, Series
2024-A, Class A2A, 5.37%,
6/22/2026(a) 899,857 901,729
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 1,280,000 1,302,313
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 4,088,000 4,091,186
World Omni Select Auto Trust
Series 2024-A, Class A2A,
5.37%, 2/15/2028 1,000,000 1,006,822
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,250,000 1,267,987
25,750,153
Credit Card 1.2%
American Express Credit
Account Master Trust,
Series 2022-3, Class A,
3.75%, 8/15/2027 3,500,000 3,481,291
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,941,841
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,015,890
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,684,488
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 4,007,045
23,130,555
Equipment Loans & Leases 0.1%
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 750,000 757,152
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,283,899
2,041,051
Home Equity 0.0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.21%, 1/25/2036(b) 177,791 176,123
Other 5.1%
720 East CLO V Ltd., Series
2024-2A, Class A1, 6.86%,
7/20/2037(a)(b) 8,500,000 8,504,046
AMSR Trust, Series 2024-
SFR1, Class A, 4.29%,
7/17/2041(a) 8,500,000 8,430,300
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
6.75%, 7/18/2037(a)(b) 14,900,000 14,924,481
CVS Pass-Through Trust
6.04%, 12/10/2028 2,732,957 2,779,505
6.94%, 1/10/2030 5,635,933 5,897,843
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 542,920 480,159
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,606,877 1,492,225
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,304,994 2,913,862
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,211,848 1,092,272
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 298,710 279,489
Series 2021-1A, Class A,
2.66%, 10/15/2056(a) 5,348,503 4,585,335
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,239,592 1,168,789

38 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 417,760 397,170
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 524,287 500,009
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
6.78%, 4/20/2037(a)(b) 8,500,000 8,555,250
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
6.57%, 8/15/2037(a)(b) 8,750,000 8,759,669
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 2,348,344 2,362,989
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,162,389 2,015,220
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,523,437 7,338,186
Tricon Residential Trust
Series 2024-SFR2, Class A,
4.75%, 6/17/2040(a) 3,997,514 4,010,171
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 1,575,000 1,555,901
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
6.59%, 7/18/2037(a)(b) 1,350,000 1,352,489
Series 2024-3A, Class B,
6.88%, 7/18/2037(a)(b) 500,000 499,109
Wise CLO Ltd., Series
2024-2A, Class A, 6.76%,
7/15/2037(a)(b) 8,500,000 8,515,810
98,410,279
Total Asset-Backed Securities
(cost $164,000,312)
163,899,979
Collateralized Mortgage Obligations 1.4%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 585,798 564,309
AREIT Trust, Series 2022-
CRE6, Class A, 6.59%,
1/20/2037(a)(b) 1,726,934 1,715,688
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 558,805 517,016
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 3,752,831 3,503,753
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 190,121 184,849
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 26,423 27,887
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
JP Morgan Mortgage Trust
Series 2024-4, Class A6,
6.50%, 10/25/2054(a)(b) 7,155,339 7,270,205
Series 2024-6, Class A1,
6.50%, 12/25/2054(a)(b) 6,261,645 6,360,704
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 413,195 396,178
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,383,164
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,337,320
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,568,168
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 784,351 750,936
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 589,738 568,856
Total Collateralized Mortgage Obligations
(cost $29,412,729)
28,149,033
Commercial Mortgage-Backed Securities 0.6%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,366,147
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,983,258
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 3,900,000 3,723,311
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 796,229
Total Commercial Mortgage-Backed
Securities
(cost $11,431,891) 10,868,945
Corporate Bonds 35.1%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
2.95%, 2/1/2030 2,275,000 2,033,557
3.25%, 2/1/2035 3,500,000 2,849,106
3.55%, 3/1/2038 1,060,000 822,369
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,208,289
RTX Corp. ,
5.15%, 2/27/2033(d) 3,350,000 3,482,730
4.15%, 5/15/2045 2,000,000 1,748,075
12,144,126
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 5,080,000 4,786,613

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Hyundai Capital America,
1.80%, 1/10/2028(a) 672,000 615,863
5.80%, 4/1/2030(a) 2,500,000 2,633,208
6.38%, 4/8/2030(a) 1,730,000 1,865,387
9,901,071
Banks 6.6%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(e) 5,000,000 4,960,042
4.25%, 10/22/2026 3,000,000 2,998,492
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,991,901
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d)(e) 2,340,000 2,299,251
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 2,169,009
(SOFR + 1.21%), 2.57%,
10/20/2032(e) 1,150,000 1,008,360
(SOFR + 1.91%), 5.29%,
4/25/2034(e) 2,500,000 2,599,194
(SOFR + 1.91%), 5.43%,
8/15/2035(d)(e) 1,825,000 1,870,812
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 7,250,000 6,256,602
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(e) 8,000,000 8,152,135
BNP Paribas SA ,
4.38%, 9/28/2025(a) 5,000,000 4,962,730
4.38%, 5/12/2026(a) 5,000,000 4,966,497
BPCE SA ,
4.50%, 3/15/2025(a) 5,500,000 5,471,094
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(e) 900,000 871,590
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d)(e) 6,250,000 5,384,744
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(d)(e) 7,000,000 6,942,467
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(e) 3,750,000 3,712,325
(SOFR + 3.91%), 4.41%,
3/31/2031(d)(e) 3,250,000 3,227,444
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 3,650,000 3,419,176
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 3,200,000 3,513,257
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a)(d) 1,250,000 1,163,610
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d)(e) 2,550,000 2,550,856
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,093,039
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 8,500,000 8,364,372
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d)(e) 1,600,000 1,375,332
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,125,000 1,149,051
(SOFR + 1.46%), 5.29%,
7/22/2035(d)(e) 3,000,000 3,128,801
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 3,724,000 3,775,595
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 1,800,000 1,765,167
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 2,500,000 2,527,468
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d)(e) 2,550,000 2,677,948
(SOFR + 1.86%), 5.68%,
1/23/2035(d)(e) 1,800,000 1,907,997
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 421,963
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(e) 1,000,000 997,267
3.00%, 4/22/2026(d) 5,000,000 4,912,032
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 3,500,000 3,614,065
(SOFR + 1.50%), 3.35%,
3/2/2033(d)(e) 3,000,000 2,742,527
(SOFR + 2.10%), 4.90%,
7/25/2033(d)(e) 1,500,000 1,517,195
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d)(e) 4,750,000 4,122,501
129,583,908
Beverages 0.3%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 984,844
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046 1,700,000 1,671,808

40 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Bacardi Ltd. ,
5.90%, 6/15/2043(a)(d) 1,500,000 1,543,884
5.30%, 5/15/2048(a) 825,000 780,014
PepsiCo, Inc. ,
3.90%, 7/18/2032(d) 825,000 811,814
5,792,364
Biotechnology 0.6%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,663,240
5.65%, 3/2/2053(d) 2,500,000 2,629,822
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,889,690
11,182,752
Broadline Retail 0.2%
Amazon.com, Inc. ,
4.70%, 12/1/2032(d) 4,175,000 4,340,238
Building Products 0.1%
Owens Corning ,
5.95%, 6/15/2054(d) 1,594,000 1,691,763
Capital Markets 3.2%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 5,500,000 5,450,300
6.35%, 1/5/2034(d) 2,000,000 2,200,352
FMR LLC ,
6.50%, 12/14/2040(a)(d) 2,000,000 2,309,750
5.15%, 2/1/2043(a)(d) 1,000,000 1,003,253
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025(d) 500,000 496,905
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 14,000,000 13,391,215
(SOFR + 0.82%), 1.54%,
9/10/2027(d)(e) 750,000 710,786
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d)(e) 5,000,000 4,899,270
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 2,400,000 2,418,159
Nuveen LLC ,
5.55%, 1/15/2030(a) 1,000,000 1,047,133
5.85%, 4/15/2034(a) 5,335,000 5,649,894
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 7,000,000 6,366,353
UBS Group AG ,
4.13%, 9/24/2025(a)(d) 5,000,000 4,984,294
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 10,063,874
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d)(e) 1,250,000 1,127,191
62,118,729
Chemicals 0.5%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,692,411
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 4,400,000 4,617,658
10,310,069
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
5.40%, 4/15/2034(d) 1,115,000 1,163,632
Consumer Finance 0.5%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 9,500,000 9,393,682
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 5,058,284
4.50%, 4/15/2053(d) 400,000 385,818
5,444,102
Containers & Packaging 0.7%
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 6,000,000 6,217,245
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a)(d) 2,350,000 2,228,902
Sonoco Products Co. ,
4.60%, 9/1/2029 5,000,000 4,974,677
13,420,824
Diversified REITs 0.1%
VICI Properties LP ,
4.63%, 6/15/2025(a)(d) 1,500,000 1,490,842
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 1,500,000 1,573,909
3.65%, 6/1/2051(d) 3,945,000 3,025,141
Verizon Communications, Inc. ,
2.55%, 3/21/2031(d) 1,712,000 1,528,673
4.00%, 3/22/2050(d) 2,595,000 2,162,469
8,290,192
Electric Utilities 4.9%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,403,334
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 3,750,000 3,779,702
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 1,175,000 1,159,249
Series Z, 3.70%,
5/1/2050(d) 3,555,000 2,688,997
DTE Electric Co. ,
5.20%, 4/1/2033(d) 6,175,000 6,468,920
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,577,536
Entergy Arkansas LLC ,
5.45%, 6/1/2034 7,315,000 7,758,868
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 2,000,000 2,157,667
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,880,500
Evergy, Inc. ,
2.90%, 9/15/2029(d) 3,505,000 3,254,713

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp. ,
4.05%, 4/15/2030(d) 695,000 684,381
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 13,319,027
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a)(d) 6,000,000 5,969,646
Georgia Power Co. ,
4.70%, 5/15/2032(d) 4,750,000 4,839,063
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,992,264
2.75%, 3/1/2032(a)(d) 2,670,000 2,337,781
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 3,675,000 3,878,503
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,109,588
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 765,000 768,218
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 1,235,000 1,082,047
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 464,035
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,205,762
Southern Co. (The) ,
4.40%, 7/1/2046(d) 2,500,000 2,242,272
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a)(d) 1,200,000 1,199,584
3.70%, 1/30/2027(a) 6,000,000 5,877,375
5.00%, 7/31/2027(a)(d) 500,000 497,557
4.30%, 7/15/2029(a)(d) 1,403,000 1,375,027
94,971,616
Energy Equipment & Services 0.2%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a)(d) 4,389,000 4,340,490
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(d) 3,000,000 2,738,161
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(d) 2,550,000 2,265,247
5,003,408
Financial Services 0.1%
Global Payments, Inc. ,
2.65%, 2/15/2025 1,500,000 1,485,922
Food Products 1.1%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034(d) 3,825,000 3,816,717
Cargill, Inc. ,
5.13%, 10/11/2032(a)(d) 4,565,000 4,742,131
4.38%, 4/22/2052(a)(d) 650,000 590,144
Conagra Brands, Inc. ,
5.30%, 11/1/2038(d) 3,750,000 3,764,884
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
J M Smucker Co. (The) ,
6.50%, 11/15/2043 3,250,000 3,669,771
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 641,000 586,034
5.75%, 4/1/2033 3,529,000 3,656,326
6.50%, 12/1/2052 1,000,000 1,066,696
21,892,703
Ground Transportation 0.7%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,481,181
4.00%, 5/1/2028(a)(d) 6,500,000 6,331,256
4.25%, 11/1/2029(a)(d) 1,730,000 1,682,888
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a)(d) 3,000,000 3,145,745
13,641,070
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(d) 5,000,000 5,351,752
Health Care Providers & Services 0.9%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 8,000,000 8,054,585
5.70%, 6/1/2034(d) 2,000,000 2,086,452
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,995,403
HCA, Inc. ,
5.25%, 4/15/2025(d) 1,500,000 1,501,731
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,719,144
18,357,315
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025(d) 1,650,000 1,637,072
Healthpeak OP LLC ,
3.25%, 7/15/2026(d) 1,025,000 1,007,362
Ventas Realty LP ,
5.63%, 7/1/2034 2,725,000 2,867,670
Welltower OP LLC ,
4.00%, 6/1/2025(d) 1,000,000 994,049
6,506,153
Household Durables 0.1%
Newell Brands, Inc. ,
4.88%, 6/1/2025 2,500,000 2,485,861
Independent Power and Renewable Electricity Producers
0.2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 1,770,000 1,912,417
Calpine Corp. ,
5.25%, 6/1/2026(a) 1,200,000 1,195,283
4.50%, 2/15/2028(a)(d) 500,000 488,195
3,595,895
Industrial REITs 0.4%
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 7,100,000 7,595,976

42 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
LXP Industrial Trust,
2.38%, 10/1/2031 471,000 394,461
7,990,437
Insurance 1.9%
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 8,300,000 8,573,443
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 1,405,000 1,545,862
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 4,250,000 4,426,148
1.55%, 10/9/2030(a) 2,000,000 1,707,416
MetLife, Inc. ,
5.30%, 12/15/2034 5,000,000 5,252,394
New York Life Global Funding ,
4.55%, 1/28/2033(a)(d) 5,750,000 5,774,500
Pine Street Trust III ,
6.22%, 5/15/2054(a) 2,995,000 3,246,722
Sammons Financial Group,
Inc. ,
4.45%, 5/12/2027(a) 2,000,000 1,978,822
6.88%, 4/15/2034(a) 3,825,000 4,093,687
36,598,994
IT Services 0.3%
IBM International Capital Pte.
Ltd. ,
4.90%, 2/5/2034 2,000,000 2,051,606
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 4,144,339
6,195,945
Machinery 0.1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a)(d) 1,500,000 1,489,853
Media 0.4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,266,256
3.70%, 4/1/2051 600,000 383,033
Comcast Corp. ,
2.65%, 2/1/2030(d) 3,905,000 3,613,662
2.94%, 11/1/2056 3,432,000 2,242,997
7,505,948
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a)(d) 420,000 408,841
Multi-Utilities 0.5%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,255,991
6.00%, 1/15/2035 4,000,000 4,259,279
Dominion Energy, Inc. ,
Series B, 4.85%, 8/15/2052 1,000,000 926,064
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(d) 2,825,000 2,802,259
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp.,
3.25%, 6/15/2026 1,250,000 1,231,280
10,474,873
Oil, Gas & Consumable Fuels 3.3%
Aker BP ASA ,
2.00%, 7/15/2026(a)(d) 7,500,000 7,181,492
6.00%, 6/13/2033(a) 1,000,000 1,048,059
5.80%, 10/1/2054(a) 2,375,000 2,339,810
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 1,237,000 1,259,476
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034(d) 5,400,000 5,622,136
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 900,000 898,346
Energy Transfer LP ,
5.75%, 4/1/2025 6,000,000 5,991,127
4.75%, 1/15/2026 3,500,000 3,504,106
6.50%, 2/1/2042 1,850,000 2,021,775
5.95%, 5/15/2054(d) 1,200,000 1,228,141
6.05%, 9/1/2054(d) 1,000,000 1,035,948
Enterprise Products Operating
LLC ,
4.95%, 2/15/2035 4,250,000 4,315,976
MPLX LP ,
1.75%, 3/1/2026(d) 3,343,000 3,219,372
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,799,856
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 6,500,000 6,528,749
5.50%, 12/1/2025(d) 2,500,000 2,510,480
6.60%, 3/15/2046(d) 1,535,000 1,651,642
6.05%, 10/1/2054(d) 1,000,000 1,015,251
ONEOK, Inc. ,
5.85%, 1/15/2026 1,620,000 1,644,566
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 1,500,000 1,499,855
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 320,978
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,830,714
7.50%, 1/15/2028(a) 1,000,000 1,070,055
64,537,910
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 2,510,000 2,444,203
Pharmaceuticals 0.4%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,411,240
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,939,420
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 3,175,000 3,236,271
8,586,931
Residential REITs 0.4%
American Homes 4 Rent LP ,
3.63%, 4/15/2032(d) 2,000,000 1,848,862

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
American Homes 4 Rent LP,
5.50%, 2/1/2034(d) 2,433,000 2,512,292
Sun Communities Operating
LP ,
2.30%, 11/1/2028(d) 4,226,000 3,856,056
8,217,210
Retail REITs 0.1%
Kite Realty Group LP ,
5.50%, 3/1/2034(d) 750,000 772,613
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,124,293
2,896,906
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
3.42%, 4/15/2033(a)(d) 2,000,000 1,817,204
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 6,086,000 6,200,260
6.25%, 1/25/2035(a) 1,500,000 1,569,736
9,587,200
Software 0.4%
Microsoft Corp. ,
3.45%, 8/8/2036(d) 5,000,000 4,661,929
Oracle Corp. ,
2.95%, 4/1/2030(d) 1,000,000 929,874
3.60%, 4/1/2040 3,500,000 2,911,940
8,503,743
Specialized REITs 0.8%
American Tower Corp. ,
2.95%, 1/15/2025 1,500,000 1,489,953
Crown Castle, Inc. ,
4.45%, 2/15/2026(d) 430,000 429,726
3.70%, 6/15/2026 3,870,000 3,822,885
CubeSmart LP ,
4.00%, 11/15/2025 874,000 867,526
3.13%, 9/1/2026 3,125,000 3,047,931
Extra Space Storage LP ,
5.50%, 7/1/2030(d) 5,000,000 5,226,825
14,884,846
Specialty Retail 0.2%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 55,000 55,205
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 3,200,000 3,124,687
3,179,892
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032 4,175,000 3,987,616
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 1,500,000 1,500,000
5.00%, 10/15/2034 4,400,000 4,356,094
HP, Inc. ,
3.40%, 6/17/2030(d) 1,000,000 947,187
10,790,897
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.6%
BAT Capital Corp. ,
6.34%, 8/2/2030 1,325,000 1,434,144
4.74%, 3/16/2032(d) 3,000,000 3,000,369
6.42%, 8/2/2033(d) 1,350,000 1,482,844
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 945,000 1,003,505
5.75%, 11/17/2032(d) 1,475,000 1,585,302
5.38%, 2/15/2033(d) 1,250,000 1,307,299
4.25%, 11/10/2044(d) 3,000,000 2,649,465
12,462,928
Trading Companies & Distributors 0.2%
GATX Corp. ,
6.05%, 3/15/2034(d) 1,000,000 1,077,376
6.05%, 6/5/2054(d) 1,733,000 1,873,754
2,951,130
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(d) 2,660,000 1,931,018
Total Corporate Bonds
(cost $686,836,793)
685,540,184
Mortgage-Backed Securities 24.9%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 8,657,188 8,133,314
Pool# SB8183
3.50%, 10/1/2037 5,492,216 5,376,286
Pool# SB8260
5.00%, 10/1/2038 4,268,975 4,320,784
Pool# SD8018
4.00%, 10/1/2049 1,586,394 1,543,053
Pool# SD8080
2.00%, 6/1/2050 3,104,365 2,589,819
Pool# SD8079
2.00%, 7/1/2050 7,769,566 6,480,549
Pool# SD8084
3.00%, 8/1/2050 7,205,870 6,569,321
Pool# SD1372
2.50%, 9/1/2051 18,602,843 16,194,781
Pool# SD8178
2.50%, 11/1/2051 6,490,426 5,623,636
Pool# SD8181
1.50%, 12/1/2051 6,979,424 5,524,430
Pool# RA6433
2.50%, 12/1/2051 9,325,371 8,051,380
Pool# SD8199
2.00%, 3/1/2052 47,892,048 39,648,693
Pool# SD3088
2.00%, 3/1/2052 7,367,616 6,125,892
Pool# SD8200
2.50%, 3/1/2052 12,743,280 11,030,750
Pool# QE0799
2.50%, 4/1/2052 8,697,413 7,555,140
Pool# SD8213
3.00%, 5/1/2052 4,378,783 3,930,952
Pool# SD2254
3.50%, 7/1/2052 1,579,149 1,479,600

44 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QE6924
4.00%, 8/1/2052 27,661,211 26,600,983
Pool# SD8255
3.50%, 10/1/2052 3,847,274 3,586,865
Pool# SD8288
5.00%, 1/1/2053 28,266,637 28,282,809
Pool# SD8302
6.50%, 2/1/2053 1,954,866 2,020,723
Pool# SD8309
6.00%, 3/1/2053 1,495,563 1,530,484
Pool# SD2921
4.50%, 5/1/2053 13,944,519 13,733,584
Pool# SD8338
4.00%, 6/1/2053 4,686,923 4,501,234
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,217,495 2,252,185
Pool# 468516
5.17%, 6/1/2028 772,505 782,603
Pool# 468127
5.70%, 5/1/2041 1,048,699 1,125,936
FNMA UMBS Pool
Pool# FS1360
3.00%, 4/1/2037 5,560,981 5,331,648
Pool# AR9398
3.50%, 6/1/2043 732,691 697,841
Pool# BC0180
4.00%, 1/1/2046 2,095,173 2,045,738
Pool# AS7908
3.00%, 9/1/2046 4,660,386 4,275,909
Pool# AS8483
3.00%, 12/1/2046 1,987,097 1,817,638
Pool# MA2863
3.00%, 1/1/2047 3,166,566 2,893,575
Pool# AS8784
3.00%, 2/1/2047 2,037,934 1,857,198
Pool# BE7557
3.50%, 2/1/2047 3,794,784 3,581,047
Pool# BM2003
4.00%, 10/1/2047 3,023,211 2,942,485
Pool# BJ3716
3.50%, 12/1/2047 1,871,698 1,767,979
Pool# MA3210
3.50%, 12/1/2047 773,774 730,181
Pool# BM3355
3.50%, 2/1/2048 1,240,337 1,170,453
Pool# CA1532
3.50%, 4/1/2048 4,012,657 3,801,422
Pool# CA2208
4.50%, 8/1/2048 864,941 857,857
Pool# CA2469
4.00%, 10/1/2048 820,288 798,125
Pool# MA3745
3.50%, 8/1/2049 4,227,377 3,989,099
Pool# FS2041
2.00%, 8/1/2051 7,886,694 6,537,068
Pool# FS1080
2.50%, 2/1/2052 31,578,227 27,485,536
Pool# BU8883
3.00%, 3/1/2052 17,715,617 15,929,769
Pool# FS2122
3.00%, 3/1/2052 5,050,196 4,553,001
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4577
2.00%, 4/1/2052 17,771,960 14,712,148
Pool# BV8011
3.00%, 8/1/2052 8,904,770 8,002,290
Pool# MA4733
4.50%, 9/1/2052 17,444,620 17,157,878
Pool# MA4782
3.50%, 10/1/2052 13,656,284 12,717,216
Pool# MA4805
4.50%, 11/1/2052 5,365,520 5,276,797
Pool# MA4839
4.00%, 12/1/2052 4,578,917 4,397,964
Pool# MA4980
6.00%, 4/1/2053 3,417,546 3,495,962
Pool# FS4736
6.50%, 5/1/2053 6,212,155 6,422,307
Pool# DA1019
6.50%, 9/1/2053 766,966 793,614
Pool# FS7835
5.50%, 10/1/2053 10,048,965 10,170,094
Pool# FS8795
6.00%, 8/1/2054 18,877,321 19,297,529
Pool# MA5499
6.50%, 10/1/2054 9,700,000 9,998,921
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 7,028,460 6,602,003
Pool# MA8349
5.50%, 10/20/2052 8,503,826 8,616,493
Pool# MA8429
5.50%, 11/20/2052 3,589,200 3,628,681
Pool# MA8430
6.00%, 11/20/2052 4,089,124 4,187,434
Pool# MA8571
6.00%, 1/20/2053 1,814,628 1,857,829
Pool# MA8726
5.50%, 3/20/2053 12,698,243 12,842,589
Pool# MA8727
6.00%, 3/20/2053 3,248,774 3,324,631
Pool# MA8950
6.50%, 6/20/2053 3,480,674 3,571,700
Pool# MA9852
6.00%, 8/20/2054 6,000,000 6,106,619
GNMA TBA
7.00%, 10/15/2054 4,250,000
4,354,633
Total Mortgage-Backed Securities
(cost $505,699,697)
485,194,687
Municipal Bonds 0.8%
California 0.3%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,497,415
District of Columbia 0.5%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,610,377

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 45
Municipal Bonds
Principal
Amount ($) Value ($)
District of Columbia
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue (continued)
Series D, 8.00%, 10/1/2047 2,000,000 2,620,830
10,231,207
Total Municipal Bonds
(cost $14,052,266)
14,728,622
Purchased Option 0.0%
†
Number of
Contracts
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month SOFR 12/13/2024 at
USD 95.75, American Style,
Notional Amount: USD
150,000,000 Exchange
Traded* 600 375,000
0
Total Purchased Option
(cost $157,500) 375,000
U.S. Government Agency Securities 1.7%
Principal
Amount ($)
FHLB, 4.75%, 3/10/2034 18,600,000 19,628,508
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 13,645,499
Total U.S. Government Agency Securities
(cost $32,368,126)
33,274,007
U.S. Treasury Obligations 24.9%
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 13,234,219
2.38%, 2/15/2042 55,000,000 42,835,547
3.25%, 5/15/2042 11,500,000 10,224,219
3.13%, 2/15/2043 23,000,000 19,901,289
3.88%, 2/15/2043 6,200,000 5,981,063
3.88%, 5/15/2043 18,000,000 17,330,625
2.25%, 8/15/2046 7,000,000 5,011,289
2.25%, 2/15/2052 54,800,000 37,368,890
2.88%, 5/15/2052 6,375,000 4,992,671
3.63%, 2/15/2053 1,000,000 909,297
3.63%, 5/15/2053 6,000,000 5,460,234
4.25%, 8/15/2054 18,000,000 18,379,687
U.S. Treasury Notes
1.00%, 12/15/2024 (d) 13,000,000 12,904,531
4.25%, 12/31/2024 (d) 24,600,000 24,571,941
4.13%, 1/31/2025 (d) 11,700,000 11,679,708
4.25%, 5/31/2025 (d) 24,000,000 24,004,687
2.88%, 6/15/2025 (d) 9,000,000 8,919,229
3.00%, 7/15/2025 (d) 22,000,000 21,820,906
0.25%, 8/31/2025 20,000,000 19,322,500
4.00%, 2/15/2026 12,200,000 12,232,883
3.63%, 5/15/2026 33,000,000 32,947,149
1.25%, 12/31/2026 26,000,000 24,688,828
2.25%, 2/15/2027 2,000,000 1,938,281
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.50%, 4/30/2027 1,000,000 924,570
3.25%, 6/30/2027 7,000,000 6,940,938
2.25%, 8/15/2027 (d) 11,000,000 10,603,398
3.38%, 9/15/2027 9,415,000 9,367,189
3.88%, 12/31/2027 6,000,000 6,057,188
3.50%, 1/31/2028 6,800,000 6,784,594
3.63%, 5/31/2028 18,300,000 18,328,594
1.50%, 11/30/2028 11,000,000 10,119,570
2.75%, 5/31/2029 6,000,000 5,786,016
3.25%, 6/30/2029 2,000,000 1,971,172
3.63%, 8/31/2029 2,000,000 2,005,937
3.63%, 9/30/2031 29,500,000 29,444,687
Total U.S. Treasury Obligations
(cost $503,810,383)
484,993,526
Repurchase Agreements 4.1%
Bank of America NA
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$8,001,084, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $8,160,000. (f) 8,000,000 8,000,000
Cantor Fitzgerald & Co.
4.90%, dated
9/26/2024, due
10/1/2024, repurchase
price $10,047,639,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$10,200,000. (f) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $19,122,629,
collateralized by U.S.
Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$19,502,400. (f) 19,120,000 19,120,000

46 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$7,528,786, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $7,678,306. (f) 7,527,751 7,527,751
CF Secured, LLC
4.90%, dated
9/30/2024, due
10/1/2024, repurchase
price $15,002,042,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
3/1/2030 - 8/20/2074;
total market value
$15,302,083. (f) 15,000,000 15,000,000
ING Financial Services LLC
4.83%, dated
9/26/2024, due
10/1/2024, repurchase
price $12,056,350,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$12,240,005. (f) 12,000,000 12,000,000
ING Financial Services LLC
4.83%, dated 9/27/2024,
due 10/1/2024,
repurchase price
$7,026,297, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$7,140,003. (f) 7,000,000 7,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,269, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$2,040,007. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $80,647,751)
80,647,751
Total Investments
(cost $2,028,417,448) — 101.9%
1,987,671,734
Liabilities in excess of other
assets — (1.9)% (36,946,446)
NET ASSETS — 100.0%
$ 1,950,725,288
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $358,526,787 which represents 18.38% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(d) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $240,285,736, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $80,647,751 and by
$167,230,543 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.50%, and maturity dates ranging from 10/1/2024 –
5/15/2054, a total value of $247,878,294.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2024.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$80,647,751.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 47
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 2,901 12/2024 USD 604,110,587 743,670
U.S. Treasury 5 Year Note 892 12/2024 USD 98,015,469 88,024
U.S. Treasury 10 Year Note 183 12/2024 USD 20,913,469 (21,299)
U.S. Treasury Long Bond 101 12/2024 USD 12,542,937 (19,180)
U.S. Treasury Ultra Bond 258 12/2024 USD 34,338,188 (361,166)
3 Month SOFR 180 3/2025 USD 43,182,000 119,246
Total long contracts 549,295
Short Contracts
U.S. Treasury 10 Year Ultra Note (254) 12/2024 USD (30,047,406) 46,180
Total short contracts 46,180
Net contracts 595,475
As of September 30, 2024, the Fund had $7,199,649 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of September 30, 2024:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 1,200 USD 300,000,000 USD 95.50 12/13/2024 (1,402,500)
3 Month SOFR Exchange Traded 600 USD 150,000,000 USD 96.00 12/13/2024 (195,000)
Total written call options contracts (1,597,500)
Total Written Options Contracts (Premiums Received ($452,556)) (1,597,500)
Currency:
USD United States dollar

48 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 163,899,979 $ – $ 163,899,979
Collateralized Mortgage Obligations – 28,149,033 – 28,149,033
Commercial Mortgage-Backed Securities – 10,868,945 – 10,868,945
Corporate Bonds – 685,540,184 – 685,540,184
Futures Contracts 997,120 – – 997,120
Mortgage-Backed Securities – 485,194,687 – 485,194,687
Municipal Bonds – 14,728,622 – 14,728,622
Purchased Option 375,000 – – 375,000
Repurchase Agreements – 80,647,751 – 80,647,751

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Government Agency Securities $ – $ 33,274,007 $ – $ 33,274,007
U.S. Treasury Obligations – 484,993,526 – 484,993,526
Total Assets $ 1,372,120 $ 1,987,296,734 $ – $ 1,988,668,854
Liabilities:
Futures Contracts $ (401,645) $ – $ – $ (401,645)
Written Options (1,597,500) – – (1,597,500)
Total Liabilities $ (1,999,145) $ – $ – $ (1,999,145)
Total $ (627,025) $ 1,987,296,734 $ – $ 1,986,669,709

50 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of September 30, 2024, the Fund had no open option contracts.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms

NVIT Core Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 51
including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of September 30, 2024, the Fund had no open swap contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

52 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 375,000
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 997,120
Total $ 1,372,120
Liabilities:
Written Options
Interest rate risk Written options, at value $ (1,597,500)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (401,645)
Total $ (1,999,145)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 53
Asset-Backed Securities 14.0%
Principal
Amount ($) Value ($)
Airlines 1.1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 539,893 490,269
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 305,235 292,217
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 566,212 509,625
1,292,111
Home Equity 3.5%
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
5.20%, 5/25/2037(b) 1,304,630 927,187
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 5.33%,
4/25/2037(b) 404,323 274,442
JP Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
5.45%, 8/25/2036(b) 1,541,058 686,055
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
5.18%, 5/25/2037(b) 787,985 760,086
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
5.47%, 6/25/2037(b) 3,716,916 975,841
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 737,266
4,360,877
Other 9.0%
ACHV ABS TRUST, Series
2023-1PL, Class C, 7.42%,
3/18/2030(a) 466,741 468,701
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a) 746,000 732,050
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class A, 6.56%,
11/15/2036(a)(b) 103,065 102,943
BDS LLC, Series 2024-
FL13, Class A, 6.78%,
9/19/2039(a)(b) 120,000 119,925
BlueMountain CLO XXIII Ltd.,
Series 2018-23A, Class
D1R, 9.13%, 7/20/2037(a)
(b) 500,000 500,144
CBAM Ltd., Series 2019-
10A, Class DR, 9.04%,
4/20/2032(a)(b) 750,000 751,380
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cologix Data Centers US
Issuer LLC, Series 2021-
1A, Class A2, 3.30%,
12/26/2051(a) 250,000 237,091
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 966,158
GoldenTree Loan
Management US CLO
15 Ltd., Series 2022-
15A, Class DR, 9.68%,
10/20/2036(a)(b) 500,000 510,384
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 331,180
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,010,271 875,843
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 593,682 498,912
LCM XV LP, Series 15A, Class
DR, 9.24%, 7/20/2030(a)(b) 250,000 250,558
LFT CRE Ltd., Series 2021-
FL1, Class B, 6.96%,
6/15/2039(a)(b) 110,000 107,908
MF1 LLC, Series 2023-
FL12, Class A, 7.03%,
10/19/2038(a)(b) 100,000 100,218
MF1 Ltd., Series 2022-
FL8, Class A, 6.31%,
2/19/2037(a)(b) 9,687 9,639
MF1 Multifamily Housing
Mortgage Loan Trust, Series
2024-FL15, Class A, 6.70%,
8/18/2041(a)(b) 120,000 120,000
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 446,887 444,043
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.97%, 3/25/2026(a)(b) 850,000 852,202
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 625,989 623,468
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 478,635 464,324
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.73%, 10/20/2030(a)(b) 240,281 240,329
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 379,716 290,406
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 427,508 400,064
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 45,249 44,463

54 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 45,265 44,288
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
10.28%, 4/20/2036(a)(b) 500,000 505,194
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 370,021 328,730
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 5.12%,
3/27/2051(a)(c) 138,977 138,411
11,058,956
Student Loan 0.4%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 474,048
Total Asset-Backed Securities
(cost $19,600,855)
17,185,992
Collateralized Mortgage Obligations 14.7%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
5.50%, 12/25/2035(b) 802,323 671,763
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
5.45%, 2/25/2036(b) 3 3
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,088,844 497,893
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 837,586 837,623
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 789,745 778,697
CyrusOne Data Centers
Issuer I LLC, Series 2024-
2A, Class A2, 4.50%,
5/20/2049(a) 250,000 243,281
FHLMC REMICS
Series 5004, Class LS, IO,
0.76%, 7/25/2050(b) 2,485,441 374,709
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,409,136 371,756
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,822,739 343,170
FHLMC Seasoned Credit
Risk Transfer Trust, Series
2019-4, Class MV, 3.00%,
2/25/2059 1,766,688 1,554,877
FNMA REMICS
Series 2018-33, Class A,
3.00%, 5/25/2048 558,198 507,786
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-64, Class D,
2.50%, 11/25/2049 371,747 328,615
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,463,254 302,025
Series 2023-36, Class , IO,
2.50%, 10/25/2052 2,050,739 318,902
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 645,305
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,151,052 104,653
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 6,484,088 873,145
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,721,318 396,201
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,198,828 434,001
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,545,504 410,227
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,614,527 556,406
Series 2023-82, Class ZN,
4.50%, 6/20/2053 1,097,477 1,043,732
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 5.33%,
7/25/2047(b) 629,786 417,880
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 1 0
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 461,651
OBX Trust
Series 2024-NQM6, Class
A1, 6.45%, 2/25/2064(a)(c) 928,541 948,884
Series 2024-NQM13, Class
A2, 5.37%, 6/25/2064(a)(c) 0 0
RALI Trust
Series 2006-QS6, Class
1A11, 5.67%, 6/25/2036(b) 1,335,088 970,375
Series 2006-QS17, Class
A7, 6.00%, 12/25/2036 856,660 709,319
Towd Point Mortgage Trust,
Series 2022-1, Class A1,
3.75%, 7/25/2062(a)(b) 989,370 944,949
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 503,158
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 726,693 718,770
Series 2024-6, Class A1,
5.80%, 7/25/2069(a)(c) 734,491 742,274
Total Collateralized Mortgage Obligations
(cost $18,541,449)
18,012,031

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 55
Commercial Mortgage-Backed Securities 7.2%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 113,664
Series 2017-BNK6, Class
XA, IO, 0.90%, 7/15/2060(b) 3,568,537 62,374
Series 2018-BN10, Class
XA, IO, 0.83%, 2/15/2061(b) 2,703,653 51,702
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.15%, 2/15/2053(b) 1,954,628 81,560
Series 2021-C12, Class XA,
IO, 1.06%, 11/15/2054(b) 2,703,865 127,492
Series 2022-C18, Class XD,
IO, 2.35%, 12/15/2055(a)(b) 1,000,000 149,527
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 19
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 142
Benchmark Mortgage Trust
Series 2024-V10, Class A3,
5.28%, 10/15/2029 120,000 122,921
Series 2020-B19, Class XA,
IO, 1.87%, 9/15/2053(b) 1,288,920 72,788
Series 2021-B27, Class XA,
IO, 1.37%, 7/15/2054(b) 1,984,851 111,068
Series 2024-V8, Class A1,
5.51%, 7/15/2057 111,424 113,739
BPR Trust, Series 2021-
TY, Class A, 6.26%,
9/15/2038(a)(b) 111,000 110,029
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
7.21%, 9/15/2036(a)(b) 134,000 132,995
Series 2021-XL2, Class A,
5.90%, 10/15/2038(a)(b) 102,543 101,710
Series 2021-CIP, Class A,
6.13%, 12/15/2038(a)(b) 109,159 108,272
Series 2022-LP2, Class A,
6.11%, 2/15/2039(a)(b) 75,924 75,496
Series 2024-MF, Class D,
7.79%, 2/15/2039(a)(b) 88,545 88,352
BX Trust, Series 2019-
OC11, Class D, 4.08%,
12/9/2041(a)(b) 100,000 92,057
BXMT Ltd., Series 2021-
FL4, Class A, 6.25%,
5/15/2038(a)(b) 120,356 114,351
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.01%, 11/13/2050(b) 4,970,395 89,550
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.73%,
5/10/2058(b) 1,626,412 26,942
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust, Series
2020-555, Class E, 3.62%,
12/10/2041(a)(b) 115,000 92,429
Commercial Mortgage Trust
Series 2014-CR20,
Class XA, IO, 0.86%,
11/10/2047(b) 2,087,295 39
Series 2015-CR23, Class C,
4.41%, 5/10/2048(b) 100,000 92,517
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.02%, 1/15/2049(b) 587,329 10,694
Series 2017-CX10,
Class XA, IO, 0.98%,
11/15/2050(b) 5,140,024 96,459
Series 2017-CX10, Class C,
4.42%, 11/15/2050(b) 247,000 200,536
Series 2019-C18, Class B,
3.59%, 12/15/2052 130,000 116,915
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 30,000
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 86,758 83,612
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 94,241
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.55%, 5/25/2030(b) 1,124,086 1,053,812
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,127,486 271,129
Series 2022-M5, Class X,
IO, 0.68%, 1/1/2034(b) 13,031,000 434,586
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,199,501 317,421
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,660,737 253,302
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,244,528 370,573
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 4,947,567 325,621
Series 2021-65, Class , IO,
0.89%, 8/16/2063(b) 4,874,314 323,712
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 5,898,167 401,794
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,514,318 361,636
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,257,052 346,865
Series 2024-29, Class AI,
IO, 0.74%, 10/16/2065(b) 7,585,742 481,484
GPMT Ltd., Series 2021-
FL3, Class A, 6.38%,
7/16/2035(a)(b) 75,550 74,622
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.68%, 11/10/2049(b) 5,281,975 46,851
Series 2017-GS8, Class XA,
IO, 1.07%, 11/10/2050(b) 4,637,971 104,212

56 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2018-GS9, Class C,
4.49%, 3/10/2051(b) 100,000 89,669
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.76%, 5/13/2053(b) 1,325,116 76,661
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.39%, 5/15/2050(b) 2,267,516 51,263
Morgan Stanley Capital I Trust
Series 2019-L3, Class XA,
IO, 0.73%, 11/15/2052(b) 2,840,306 74,407
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 98,816
One New York Plaza Trust,
Series 2020-1NYP, Class C,
7.41%, 1/15/2036(a)(b) 150,000 139,125
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.98%, 10/10/2048(b) 2,385,747 53,192
UBS Commercial Mortgage
Trust, Series 2017-
C4, Class B, 4.24%,
10/15/2050(b) 100,000 94,190
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.69%, 5/15/2048(b) 7,779,695 7,284
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 139,031
Series 2021-C59, Class XA,
IO, 1.64%, 4/15/2054(b) 1,643,062 114,525
Total Commercial Mortgage-Backed
Securities
(cost $9,388,601) 8,869,975
Corporate Bonds 12.4%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc. ,
4.85%, 10/15/2031 14,000 14,282
Northrop Grumman Corp. ,
5.20%, 6/1/2054 71,000 72,293
TransDigm, Inc. ,
5.50%, 11/15/2027 65,000 64,777
151,352
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 43,000 36,620
Hyundai Capital America ,
5.30%, 1/8/2029(a) 69,000 70,885
107,505
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1.2%
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(d) 100,000 97,552
Bancolombia SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.32%),
8.63%, 12/24/2034(d) 200,000 214,710
Bank of America Corp. ,
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 28,000 29,445
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(d) 128,000 108,006
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 84,000 72,490
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(d) 142,000 139,471
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(d) 39,000 38,890
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 25,000 27,447
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(d) 200,000 192,310
Itau Unibanco Holding SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.22%),
4.63%, 2/27/2025(d)(e) 200,000 195,117
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 36,000 36,628
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(d) 82,000 73,130
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 81,000 72,892
Royal Bank of Canada ,
5.15%, 2/1/2034 20,000 20,798
Truist Financial Corp. ,
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 37,000 37,896
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(d) 72,000 70,604

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 28,000 28,327
1,455,713
Beverages 0.0%
†
Keurig Dr Pepper, Inc. ,
Series 10, 5.20%, 3/15/2031 35,000 36,541
Biotechnology 0.1%
AbbVie, Inc. ,
5.50%, 3/15/2064 43,000 45,913
Amgen, Inc. ,
5.75%, 3/2/2063 61,000 64,387
110,300
Broadline Retail 0.0%
†
Macy's Retail Holdings LLC ,
5.88%, 4/1/2029(a) 21,000 20,727
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 25,611
46,338
Building Products 0.2%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 31,150
Cornerstone Building Brands,
Inc. ,
9.50%, 8/15/2029(a) 35,000 35,947
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 65,000 67,021
6.75%, 7/15/2031(a) 35,000 36,500
Griffon Corp. ,
5.75%, 3/1/2028 40,000 39,496
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 31,099
Owens Corning ,
5.70%, 6/15/2034 34,000 36,095
277,308
Capital Markets 0.3%
Ares Capital Corp. ,
5.95%, 7/15/2029 20,000 20,529
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 32,000 33,111
BlackRock Funding, Inc. ,
5.25%, 3/14/2054 21,000 21,760
5.35%, 1/8/2055 44,000 46,318
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 103,000 86,569
Goldman Sachs Group, Inc.
(The) ,
(CME Term SOFR 3
Month + 1.43%), 6.55%,
5/15/2026(d) 75,000 75,422
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 41,000 42,471
326,180
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.3%
Avient Corp. ,
6.25%, 11/1/2031(a) 15,000 15,377
Braskem Netherlands Finance
BV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(d) 200,000 200,195
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 65,000 65,715
LYB International Finance III
LLC ,
5.50%, 3/1/2034 34,000 35,364
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 55,000 51,666
368,317
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC ,
9.75%, 7/15/2027(a) 55,000 55,118
7.88%, 2/15/2031(a) 85,000 86,827
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 67,177
Veralto Corp. ,
5.35%, 9/18/2028 35,000 36,449
245,571
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 35,000 36,527
Construction & Engineering 0.2%
Brand Industrial Services, Inc. ,
10.38%, 8/1/2030(a) 40,000 42,834
MasTec, Inc. ,
5.90%, 6/15/2029 24,000 25,046
Pike Corp. ,
5.50%, 9/1/2028(a) 75,000 73,454
8.63%, 1/31/2031(a) 30,000 32,077
Quanta Services, Inc. ,
2.35%, 1/15/2032 86,000 73,821
247,232
Consumer Finance 0.3%
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 70,000 72,159
General Motors Financial Co.,
Inc. ,
3.10%, 1/12/2032 17,000 14,868
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 65,000 67,618
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 140,000 142,066
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 18,000 18,734
5.15%, 3/17/2030(a) 5,000 5,011
6.50%, 3/26/2031(a) 9,000 9,500
OneMain Finance Corp. ,
7.50%, 5/15/2031 60,000 61,762
391,718

58 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The) ,
5.65%, 9/15/2064 43,000 43,228
Sysco Corp. ,
3.25%, 7/15/2027 37,000 36,048
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 55,000 52,456
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 40,043
171,775
Containers & Packaging 0.3%
Berry Global, Inc. ,
5.80%, 6/15/2031(a) 36,000 37,459
Clydesdale Acquisition
Holdings, Inc. ,
6.88%, 1/15/2030(a) 70,000 71,486
Sealed Air Corp. ,
7.25%, 2/15/2031(a) 45,000 47,628
Sonoco Products Co. ,
4.60%, 9/1/2029 15,000 14,924
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 90,000 99,911
WRKCo, Inc. ,
3.75%, 3/15/2025 70,000 69,581
340,989
Distributors 0.1%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 60,194
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 34,843
Genuine Parts Co. ,
4.95%, 8/15/2029 39,000 39,669
134,706
Diversified Consumer Services 0.1%
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 35,000 33,631
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 42,140
75,771
Diversified REITs 0.1%
VICI Properties LP ,
4.63%, 12/1/2029(a) 74,000 72,593
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
2.25%, 2/1/2032 86,000 73,818
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 20,000 19,684
4.75%, 3/1/2030(a) 25,000 22,996
4.75%, 2/1/2032(a) 15,000 13,219
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(a) 50,000 45,978
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 15,061
6.75%, 5/1/2029(a) 35,000 35,247
Level 3 Financing, Inc. ,
10.50%, 4/15/2029(a) 50,000 54,503
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Network i2i Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.39%),
3.98%, 3/03/2026(d)(e) 200,000 193,998
Windstream Escrow LLC ,
8.25%, 10/1/2031(a) 5,000 5,083
479,587
Electric Utilities 0.8%
AEP Texas, Inc. ,
5.45%, 5/15/2029 22,000 22,947
Series H, 3.45%, 1/15/2050 80,000 57,973
Arizona Public Service Co. ,
5.70%, 8/15/2034 37,000 39,062
Duke Energy Corp. ,
2.65%, 9/1/2026 108,000 105,017
5.45%, 6/15/2034 41,000 42,789
5.00%, 8/15/2052 13,000 12,309
Energuate Trust ,
Reg. S, 5.88%, 5/3/2027 200,000 197,000
Entergy Arkansas LLC ,
5.75%, 6/1/2054 22,000 23,708
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 19,000 19,700
Entergy Louisiana LLC ,
4.75%, 9/15/2052 29,000 26,837
Eversource Energy ,
5.50%, 1/1/2034 19,000 19,721
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 120,968 120,822
NextEra Energy Capital
Holdings, Inc. ,
5.55%, 3/15/2054 27,000 28,193
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.75%, 6/15/2054(d) 9,000 9,712
Pacific Gas and Electric Co. ,
6.95%, 3/15/2034 34,000 38,642
6.75%, 1/15/2053 38,000 43,327
Southern California Edison
Co. ,
5.45%, 6/1/2031 70,000 74,067
Southern Co. (The) ,
Series 21-A, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.75%,
9/15/2051(d) 73,000 70,653
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 20,000 21,022
973,501

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0.0%
†
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 58,000 56,646
Energy Equipment & Services 0.2%
Halliburton Co. ,
4.85%, 11/15/2035 31,000 30,954
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 65,000 67,269
Schlumberger Holdings Corp. ,
5.00%, 11/15/2029(a) 25,000 25,810
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 45,000 44,926
Weatherford International Ltd. ,
8.63%, 4/30/2030(a) 25,000 26,050
195,009
Entertainment 0.1%
Netflix, Inc. ,
5.38%, 11/15/2029(a) 32,000 33,668
5.40%, 8/15/2054 28,000 29,642
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 69,000 70,391
133,701
Financial Services 0.1%
Fiserv, Inc. ,
5.45%, 3/15/2034 34,000 35,535
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 35,000 34,285
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 37,321
107,141
Food Products 0.1%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 47,000 46,898
Campbell Soup Co. ,
5.40%, 3/21/2034 19,000 19,924
Post Holdings, Inc. ,
6.38%, 3/1/2033(a) 55,000 55,898
122,720
Ground Transportation 0.5%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 38,000 40,987
CSX Corp. ,
3.35%, 9/15/2049 96,000 73,122
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 130,000 133,686
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 84,292 85,639
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 37,000 36,815
Triton Container International
Ltd. ,
3.25%, 3/15/2032 82,000 70,882
Uber Technologies, Inc. ,
4.80%, 9/15/2034 79,000 78,891
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 30,000 31,268
XPO, Inc. ,
7.13%, 6/1/2031(a) 70,000 73,286
624,576
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 80,000 84,600
Solventum Corp. ,
5.40%, 3/1/2029(a) 35,000 36,009
Zimmer Biomet Holdings, Inc. ,
5.20%, 9/15/2034 39,000 39,713
160,322
Health Care Providers & Services 0.6%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 35,000 32,761
Cardinal Health, Inc. ,
4.90%, 9/15/2045 84,000 78,664
Centene Corp. ,
3.00%, 10/15/2030 81,000 72,513
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 25,000 24,270
CVS Health Corp. ,
5.30%, 6/1/2033 34,000 34,745
5.88%, 6/1/2053 57,000 58,006
Elevance Health, Inc. ,
5.13%, 2/15/2053 78,000 76,537
HCA, Inc. ,
5.13%, 6/15/2039 43,000 42,417
5.25%, 6/15/2049 45,000 42,728
Laboratory Corp. of America
Holdings ,
4.80%, 10/1/2034 92,000 90,930
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 85,000 93,446
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 20,000 19,414
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 39,000 39,490
UnitedHealth Group, Inc. ,
5.50%, 7/15/2044 53,000 56,089
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 42,000 41,741
803,751
Health Care REITs 0.0%
†
Alexandria Real Estate
Equities, Inc. ,
5.25%, 5/15/2036 60,000 61,008
Health Care Technology 0.0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 25,000 26,573
Hotel & Resort REITs 0.1%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 78,000 72,337

60 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs
Host Hotels & Resorts LP,
5.70%, 7/1/2034 72,000 74,342
146,679
Hotels, Restaurants & Leisure 0.6%
Caesars Entertainment, Inc. ,
6.50%, 2/15/2032(a) 65,000 67,237
Expedia Group, Inc. ,
3.80%, 2/15/2028 90,000 88,313
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 40,000 37,266
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 30,000 30,044
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 72,000 73,713
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 75,000 77,597
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 81,000 72,916
McDonald's Corp. ,
5.45%, 8/14/2053 41,000 42,731
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 36,000 36,323
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 35,000 34,736
Six Flags Entertainment Corp. ,
6.63%, 5/1/2032(a) 60,000 62,136
Viking Cruises Ltd. ,
9.13%, 7/15/2031(a) 120,000 131,226
754,238
Household Durables 0.0%
†
DR Horton, Inc. ,
5.00%, 10/15/2034 46,000 46,640
Household Products 0.0%
†
Kronos Acquisition Holdings,
Inc. ,
8.25%, 6/30/2031(a) 15,000 15,056
Independent Power and Renewable Electricity Producers
0.2%
FIEMEX Energia - Banco
Actinver SA Institucion de
Banca Multiple ,
7.25%, 1/31/2041(a) 200,000 208,540
Lightning Power LLC ,
7.25%, 8/15/2032(a) 40,000 42,061
250,601
Insurance 0.4%
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 40,420
American National Group,
Inc. ,
5.75%, 10/1/2029 16,000 16,092
Athene Global Funding ,
5.35%, 7/9/2027(a) 31,000 31,658
Athene Holding Ltd. ,
6.25%, 4/1/2054 39,000 41,576
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brown & Brown, Inc. ,
2.38%, 3/15/2031 59,000 51,076
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 75,000 71,632
HUB International Ltd. ,
7.25%, 6/15/2030(a) 25,000 26,047
Markel Group, Inc. ,
6.00%, 5/16/2054 33,000 35,088
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 82,000 60,507
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 52,445
Willis North America, Inc. ,
5.35%, 5/15/2033 70,000 72,057
498,598
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 69,000 74,809
IT Services 0.1%
Amentum Escrow Corp. ,
7.25%, 8/1/2032(a) 40,000 41,745
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 53,000 42,722
84,467
Life Sciences Tools & Services 0.0%
†
Fortrea Holdings, Inc. ,
7.50%, 7/1/2030(a) 15,000 15,098
Machinery 0.1%
AGCO Corp. ,
5.80%, 3/21/2034 13,000 13,594
CNH Industrial Capital LLC ,
5.10%, 4/20/2029 15,000 15,440
Cummins, Inc. ,
5.45%, 2/20/2054 19,000 20,100
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 78,263
127,397
Media 0.2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 15,000 15,526
DirecTV Financing LLC, Term
Loan B ,
5.88%, 8/15/2027(a) 75,000 73,637
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 40,000 34,949
Gray Television, Inc. ,
10.50%, 7/15/2029(a) 30,000 31,334
McGraw-Hill Education, Inc. ,
7.38%, 9/1/2031(a) 15,000 15,563
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 83,039
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 30,000 29,936

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 29,034
313,018
Metals & Mining 0.3%
ArcelorMittal SA ,
6.00%, 6/17/2034 20,000 21,225
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 163,500
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 44,000 42,222
5.37%, 4/4/2029(a) 71,000 73,394
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 49,621
Vale Overseas Ltd. ,
6.40%, 6/28/2054 20,000 21,068
371,030
Multi-Utilities 0.1%
Black Hills Corp. ,
6.00%, 1/15/2035 40,000 42,593
DTE Energy Co. ,
5.85%, 6/1/2034 56,000 60,108
NiSource, Inc. ,
5.35%, 4/1/2034 35,000 36,337
139,038
Oil, Gas & Consumable Fuels 1.5%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 65,000 65,861
BP Capital Markets America,
Inc. ,
4.89%, 9/11/2033 35,000 35,612
5.23%, 11/17/2034 41,000 42,687
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 61,474
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 71,000 70,537
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 40,000 41,579
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
11/05/2024(e)(f) 100,000 102,400
Devon Energy Corp. ,
5.75%, 9/15/2054 44,000 42,825
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 145,383
Energy Transfer LP ,
5.00%, 5/15/2044(c) 49,000 44,881
5.95%, 5/15/2054 41,000 41,961
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(d) 19,000 19,431
EnLink Midstream LLC ,
5.65%, 9/1/2034 60,000 61,996
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055 41,000 42,353
Gulfport Energy Corp. ,
6.75%, 9/1/2029(a) 70,000 70,819
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 31,555
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 71,000 71,874
Matador Resources Co. ,
6.50%, 4/15/2032(a) 50,000 49,929
Medco Laurel Tree Pte. Ltd. ,
Reg. S, 6.95%, 11/12/2028 200,000 200,019
MPLX LP ,
1.75%, 3/1/2026 30,000 28,890
5.50%, 6/1/2034 36,000 36,986
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 50,000 51,267
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 44,000 39,110
Occidental Petroleum Corp. ,
5.38%, 1/1/2032 9,000 9,124
ONEOK, Inc. ,
6.63%, 9/1/2053 38,000 42,166
Permian Resources Operating
LLC ,
7.00%, 1/15/2032(a) 35,000 36,412
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 71,651
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 45,000 45,584
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 30,000 31,383
South Bow USA Infrastructure
Holdings LLC ,
4.91%, 9/1/2027(a) 8,000 8,061
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,226
Targa Resources Corp. ,
5.50%, 2/15/2035 12,000 12,359
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 30,000 31,678
9.88%, 2/1/2032(a) 30,000 33,336
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 25,000 24,218
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 36,000 36,392
1,802,019
Passenger Airlines 0.1%
American Airlines, Inc. ,
8.50%, 5/15/2029(a) 65,000 68,966
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 15,000 15,800
84,766
Pharmaceuticals 0.1%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,956
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 25,000 22,579
14.00%, 10/15/2030(a) 1,000 914
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 37,000 38,274

62 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Royalty Pharma plc ,
5.40%, 9/2/2034 41,000 42,059
108,782
Professional Services 0.2%
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 72,000 75,540
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 41,000 42,349
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 70,000 74,687
192,576
Real Estate Management & Development 0.1%
Anywhere Real Estate Group
LLC ,
7.00%, 4/15/2030(a) 40,000 37,158
InRetail Shopping Malls ,
Reg. S, 5.75%, 4/3/2028 50,000 50,359
87,517
Residential REITs 0.1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 56,000 57,825
Sun Communities Operating
LP ,
2.70%, 7/15/2031 42,000 36,726
94,551
Retail REITs 0.0%
†
Agree LP ,
5.63%, 6/15/2034 26,000 27,199
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 81,000 73,597
Marvell Technology, Inc. ,
1.65%, 4/15/2026 55,000 52,692
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 21,000 18,802
145,091
Software 0.2%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 40,000 38,423
Atlassian Corp. ,
5.25%, 5/15/2029 25,000 25,838
Cadence Design Systems,
Inc. ,
4.70%, 9/10/2034 23,000 23,143
Central Parent LLC ,
8.00%, 6/15/2029(a) 50,000 52,004
Oracle Corp. ,
6.25%, 11/9/2032 7,000 7,746
3.80%, 11/15/2037 14,000 12,387
UKG, Inc. ,
6.88%, 2/1/2031(a) 35,000 36,166
195,707
Specialized REITs 0.3%
American Tower Corp. ,
3.60%, 1/15/2028 44,000 42,940
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Crown Castle, Inc. ,
4.30%, 2/15/2029 72,000 71,342
Equinix, Inc. ,
3.90%, 4/15/2032 39,000 37,345
2.95%, 9/15/2051 68,000 45,065
Extra Space Storage LP ,
5.40%, 2/1/2034 36,000 37,180
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 80,000 83,385
317,257
Specialty Retail 0.2%
LBM Acquisition LLC ,
6.25%, 1/15/2029(a) 33,000 31,205
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 80,000 79,965
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 10,000 7,381
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 18,000 18,557
5.00%, 8/19/2034 23,000 23,273
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 14,554
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 50,000 52,497
227,432
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 92,000 91,082
NetApp, Inc. ,
1.88%, 6/22/2025 54,000 52,877
143,959
Tobacco 0.1%
BAT Capital Corp. ,
4.54%, 8/15/2047 37,000 31,253
Philip Morris International,
Inc. ,
5.25%, 2/13/2034 36,000 37,386
68,639
Trading Companies & Distributors 0.0%
†
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 28,000 28,602
Fortress Transportation and
Infrastructure Investors LLC ,
5.88%, 4/15/2033(a) 35,000 34,913
63,515
Transportation Infrastructure 0.4%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 172,000 152,332
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 189,105
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(g) 166,667 120,113
461,550

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 103,000 106,697
Total Corporate Bonds
(cost $15,013,614)
15,304,897
Foreign Government Securities 0.3%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 157,324
SOUTH AFRICA 0.2%
Republic of South Africa,
4.30%, 10/12/2028 200,000 193,580
Total Foreign Government Securities
(cost $440,640)
350,904
Mortgage-Backed Securities 22.6%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,243,076 1,174,367
Pool# G08775
4.00%, 8/1/2047 390,309 378,752
Pool# Q51461
3.50%, 10/1/2047 540,696 511,111
FHLMC Pool Gold Pool Pool#
WN2407 ,
4.38%, 5/1/2028 1,800,000
1,798,325
FHLMC UMBS Pool
Pool# SD7553
3.00%, 3/1/2052 2,363,331 2,151,601
Pool# QH2160
6.00%, 10/1/2053 1,878,769 1,971,639
Pool# SD4701
6.00%, 2/1/2054 3,373,451 3,489,210
Pool# RJ1952
5.50%, 7/1/2054 2,083,126 2,131,471
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,889,399
Pool# BS9551
5.94%, 9/1/2053 1,891,839 2,077,143
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,223,959 1,122,975
Pool# MA2888
2.50%, 1/1/2047 939,004 836,855
Pool# AS9937
3.00%, 7/1/2047 933,496 856,478
Pool# FM8215
2.50%, 3/1/2051 1,303,204 1,145,359
Pool# CB0705
3.00%, 6/1/2051 1,280,207 1,159,847
Pool# MA4416
3.50%, 9/1/2051 1,058,379 991,697
Pool# CB8501
6.00%, 5/1/2054 1,850,528 1,942,016
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS8642
6.00%, 6/1/2054 2,096,402 2,168,545
Total Mortgage-Backed Securities
(cost $28,788,544)
27,796,790
U.S. Treasury Obligations 18.5%
U.S. Treasury Notes
0.38%, 4/30/2025 3,950,000 3,861,403
0.75%, 3/31/2026 3,000,000 2,869,101
0.75%, 1/31/2028 9,850,000 8,981,199
0.63%, 8/15/2030 3,000,000 2,528,203
0.88%, 11/15/2030 5,340,000 4,544,841
Total U.S. Treasury Obligations
(cost $22,220,906)
22,784,747
Investment Company 2.0%
Shares
Fixed Income Fund 2.0%
DoubleLine Floating Rate
Fund, Class I 269,086 2,416,391
Total Investment Company
(cost $2,539,242)
2,416,391
Total Investments
(cost $116,533,851) — 91.7%
112,721,727
Other assets in excess of
liabilities — 8.3% 10,179,052
NET ASSETS — 100.0%
$ 122,900,779

64 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $26,909,107 which represents 21.90% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2024.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2024.
The maturity date reflects the next call date.
(f) Perpetual bond security. The maturity date reflects the next call date.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 200 12/2024 USD 41,648,437 39,097
U.S. Treasury Long Bond 212 12/2024 USD 26,327,750 (149,294)
U.S. Treasury Ultra Bond 13 12/2024 USD 1,730,219 (37,041)
Total long contracts (147,238)
Short Contracts
U.S. Treasury 10 Year Ultra Note (143) 12/2024 USD (16,916,453) 101,463
Total short contracts 101,463
Net contracts (45,775)
As of September 30, 2024, the Fund had $844,230 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

66 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 17,185,992 $ – $ 17,185,992
Collateralized Mortgage Obligations – 18,012,031 – 18,012,031
Commercial Mortgage-Backed Securities – 8,869,975 – 8,869,975
Corporate Bonds – 15,304,897 – 15,304,897
Foreign Government Securities – 350,904 – 350,904
Futures Contracts 140,560 – – 140,560
Investment Company 2,416,391 – – 2,416,391
Mortgage-Backed Securities – 27,796,790 – 27,796,790
U.S. Treasury Obligations – 22,784,747 – 22,784,747
Total Assets $ 2,556,951 $ 110,305,336 $ – $ 112,862,287
Liabilities:
Futures Contracts $ (186,335) $ – $ – $ (186,335)
Total Liabilities $ (186,335) $ – $ – $ (186,335)
Total $ 2,370,616 $ 110,305,336 $ – $ 112,675,952

NVIT DoubleLine Total Return Tactical Fund - September 30, 2024 (Unaudited) - Statement of Investments - 67
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk
Unrealized appreciation from futures contracts $ 140,560
Total $ 140,560
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (186,335)
Total $ (186,335)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

68 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds 94 .6%
Principal
Amount ($) Value ($)
Aerospace / Defense 1 .6%
TransDigm, Inc. ,
5.50%, 11/15/2027 1,000,000 996,564
6.38%, 3/1/2029(a) 150,000 154,758
4.88%, 5/1/2029 75,000 73,022
6.88%, 12/15/2030(a) 75,000 78,538
6.63%, 3/1/2032(a) 300,000 312,402
1,615,284
Airlines 0 .2%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 145,833 145,417
Automotive 6 .0%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 297,227
7.00%, 4/15/2028(a) 75,000 77,253
8.25%, 4/15/2031(a) 75,000 79,575
Clarios Global LP ,
8.50%, 5/15/2027(a) 1,075,000 1,078,500
6.75%, 5/15/2028(a) 100,000 103,075
Dana, Inc. ,
4.50%, 2/15/2032 325,000 288,226
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 525,000 461,993
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 650,000 637,589
4.39%, 1/8/2026 200,000 198,259
2.70%, 8/10/2026 200,000 192,145
4.27%, 1/9/2027 275,000 270,186
7.35%, 11/4/2027 200,000 212,364
6.80%, 5/12/2028 175,000 183,340
5.11%, 5/3/2029 200,000 198,116
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 500,000 491,311
6.38%, 5/15/2029(a)(b) 275,000 269,200
JB Poindexter & Co., Inc. ,
8.75%, 12/15/2031(a) 325,000 343,611
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 350,000 304,449
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 150,000 151,412
6.75%, 4/23/2030(a) 150,000 151,278
5,989,109
Banking 0 .1%
Ally Financial, Inc. ,
5.75%, 11/20/2025 75,000 75,324
Building Materials 4 .0%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 72,168
Beacon Roofing Supply, Inc. ,
6.50%, 8/1/2030(a) 50,000 51,750
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 150,000 151,788
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 275,000 254,613
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 725,000 638,439
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 285,986
Interface, Inc. ,
5.50%, 12/1/2028(a) 425,000 414,803
Masterbrand, Inc. ,
7.00%, 7/15/2032(a) 150,000 157,176
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 350,000 362,819
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 121,416
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 75,000 77,659
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 375,000 371,830
3.38%, 1/15/2031(a) 475,000 423,149
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 375,000 378,498
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 250,000 250,159
4,012,253
Cable Satellite 6 .2%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 200,000 196,843
5.00%, 2/1/2028(a) 525,000 510,698
5.38%, 6/1/2029(a) 50,000 48,185
4.75%, 3/1/2030(a) 750,000 689,878
4.50%, 5/1/2032 400,000 345,861
4.50%, 6/1/2033(a) 125,000 106,154
4.25%, 1/15/2034(a) 50,000 41,013
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 400,000 351,781
5.75%, 1/15/2030(a) 425,000 219,995
4.50%, 11/15/2031(a) 400,000 291,197
DISH DBS Corp. ,
5.13%, 6/1/2029 350,000 234,824
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 525,000 507,233
4.00%, 7/15/2028(a) 100,000 94,344
3.88%, 9/1/2031(a) 225,000 196,036
Sunrise FinCo. I BV ,
4.88%, 7/15/2031(a) 625,000 591,362
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 400,000 388,000
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 200,000 191,820
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 650,000 578,518
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 368,097
Ziggo Bond Co. BV ,
5.13%, 2/28/2030(a) 200,000 184,358
6,136,197

NVIT Federated High Income Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 3 .0%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a) 150,000 160,184
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 173,599
3.38%, 2/15/2029(a) 150,000 140,439
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 214,490
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 71,923
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 550,000 480,026
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 202,200
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 204,118
4.25%, 10/1/2028(a) 200,000 190,978
9.75%, 11/15/2028(a) 200,000 213,452
6.25%, 10/1/2029(a) 425,000 411,236
SNF Group SACA ,
3.38%, 3/15/2030(a) 250,000 225,299
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 300,000 281,815
7.38%, 3/1/2031(a) 50,000 52,387
3,022,146
Construction Machinery 0 .4%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 175,000 164,298
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 150,000 148,889
3.88%, 2/15/2031 50,000 46,509
359,696
Consumer Cyclical Services 3 .7%
Allied Universal Holdco LLC ,
9.75%, 7/15/2027(a) 500,000 501,076
6.00%, 6/1/2029(a) 200,000 178,731
7.88%, 2/15/2031(a) 200,000 204,297
Brink's Co. (The) ,
6.50%, 6/15/2029(a) 150,000 155,391
6.75%, 6/15/2032(a) 150,000 156,463
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 300,000 300,940
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 350,000 348,516
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 807,000 808,060
7.75%, 2/15/2028(a) 50,000 51,846
6.00%, 6/1/2029(a) 350,000 335,886
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 200,000 199,266
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 250,000 247,122
4.13%, 8/1/2030(a) 250,000 234,190
3,721,784
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Products 1 .8%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 800,000 802,582
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 307,446
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 150,000 152,392
4.75%, 6/15/2028(a) 200,000 194,070
4.38%, 3/31/2029(a) 350,000 331,450
1,787,940
Diversified Manufacturing 1 .4%
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 575,000 592,880
Gates Corp. ,
6.88%, 7/1/2029(a) 375,000 388,445
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 400,000 409,596
1,390,921
Finance Companies 2 .0%
Boost Newco Borrower LLC ,
7.50%, 1/15/2031(a) 325,000 348,740
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 25,000 26,020
8.13%, 3/30/2029(a) 100,000 105,910
6.50%, 3/26/2031(a) 25,000 26,390
Navient Corp. ,
6.75%, 6/25/2025 25,000 25,152
5.50%, 3/15/2029 250,000 242,518
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 325,000 312,025
3.63%, 3/1/2029(a) 275,000 258,576
3.88%, 3/1/2031(a) 75,000 69,056
4.00%, 10/15/2033(a) 75,000 66,996
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 150,000 149,720
5.75%, 6/15/2027(a) 175,000 173,862
5.50%, 4/15/2029(a) 175,000 170,450
1,975,415
Food & Beverage 2 .1%
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 500,000 523,284
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 49,858
4.25%, 8/1/2029(a) 275,000 261,510
6.13%, 9/15/2032(a) 75,000 76,639
Post Holdings, Inc. ,
5.50%, 12/15/2029(a) 325,000 322,642
6.25%, 2/15/2032(a) 100,000 102,971
6.38%, 3/1/2033(a) 75,000 76,224
6.25%, 10/15/2034(a) 75,000 75,473
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 438,721
4.63%, 6/1/2030(a) 150,000 144,915
5.75%, 4/15/2033(a) 50,000 50,054
2,122,291

70 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0 .0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 5 .5%
Affinity Interactive ,
6.88%, 12/15/2027(a) 100,000 85,969
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 98,869
4.75%, 6/15/2031(a) 50,000 47,742
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 400,000 408,236
7.00%, 2/15/2030(a) 100,000 104,470
6.50%, 2/15/2032(a) 150,000 155,162
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 150,000 149,785
Churchill Downs, Inc. ,
6.75%, 5/1/2031(a) 250,000 258,165
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 175,000 181,059
7.50%, 9/1/2031(a) 125,000 131,110
MGM Resorts International ,
6.13%, 9/15/2029 250,000 253,112
6.50%, 4/15/2032 225,000 229,283
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 425,000 407,648
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 550,000 543,936
Ontario Gaming GTA LP ,
8.00%, 8/1/2030(a) 275,000 285,787
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 100,000 91,111
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 175,000 169,865
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 650,000 645,093
Station Casinos LLC ,
4.50%, 2/15/2028(a) 275,000 265,548
4.63%, 12/1/2031(a) 150,000 139,097
6.63%, 3/15/2032(a) 100,000 102,224
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 24,790
4.25%, 12/1/2026(a) 150,000 148,541
3.88%, 2/15/2029(a) 25,000 23,943
4.63%, 12/1/2029(a) 150,000 147,149
4.13%, 8/15/2030(a) 75,000 71,222
Wynn Resorts Finance LLC ,
7.13%, 2/15/2031(a) 125,000 134,862
6.25%, 3/15/2033(a) 200,000 202,610
5,506,388
Health Insurance 0 .4%
Centene Corp. ,
4.25%, 12/15/2027 100,000 98,215
4.63%, 12/15/2029 200,000 195,716
3.38%, 2/15/2030 50,000 46,076
340,007
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare 4 .5%
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 425,000 415,626
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 219,914
3.88%, 11/1/2029(a) 350,000 331,159
Community Health Systems,
Inc. ,
6.88%, 4/15/2029(a) 300,000 272,031
6.13%, 4/1/2030(a) 200,000 171,004
5.25%, 5/15/2030(a) 150,000 138,046
Concentra Escrow Issuer
Corp. ,
6.88%, 7/15/2032(a) 75,000 78,864
Embecta Corp. ,
5.00%, 2/15/2030(a) 75,000 69,056
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 250,000 249,312
6.50%, 5/15/2030(a) 175,000 182,586
Medline Borrower LP ,
3.88%, 4/1/2029(a) 125,000 118,345
6.25%, 4/1/2029(a) 175,000 180,308
5.25%, 10/1/2029(a) 1,000,000 981,183
Neogen Food Safety Corp. ,
8.63%, 7/20/2030(a) 175,000 193,695
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 73,958
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 250,000 250,332
5.13%, 11/1/2027 200,000 199,244
4.25%, 6/1/2029 175,000 168,730
6.13%, 6/15/2030 200,000 203,269
4,496,662
Independent Energy 4 .0%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 250,000 253,312
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,413
5.38%, 3/1/2030(a) 125,000 123,499
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 350,327
8.25%, 12/31/2028(a) 150,000 153,671
5.88%, 6/30/2029(a) 75,000 74,092
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 25,000 24,954
5.88%, 2/1/2029(a) 25,000 25,128
7.00%, 10/1/2099 200,000 3,750
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 50,106
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 150,000 155,920
8.63%, 11/1/2030(a) 100,000 105,948
8.75%, 7/1/2031(a) 125,000 132,317
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 400,000 390,521
5.88%, 1/15/2030(a) 150,000 140,263
Matador Resources Co. ,
6.50%, 4/15/2032(a) 200,000 199,714
6.25%, 4/15/2033(a) 75,000 73,742
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 325,000 326,438

NVIT Federated High Income Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 125,000 127,017
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 97,507
8.25%, 1/15/2029 125,000 129,385
4.75%, 2/15/2030(a) 75,000 72,345
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 125,000 130,763
SM Energy Co. ,
6.75%, 9/15/2026 125,000 124,937
6.50%, 7/15/2028 125,000 124,862
6.75%, 8/1/2029(a) 75,000 75,310
7.00%, 8/1/2032(a) 50,000 50,193
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 180,025
5.38%, 3/15/2030 50,000 49,848
TGNR Intermediate Holdings
LLC ,
5.50%, 10/15/2029(a) 200,000 190,024
3,949,331
Industrial - Other 1 .7%
Artera Services LLC ,
8.50%, 2/15/2031(a) 175,000 173,289
Hillenbrand, Inc. ,
6.25%, 2/15/2029 275,000 279,844
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 750,000 730,172
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 500,000 524,519
1,707,824
Insurance - P&C 8 .8%
Acrisure LLC ,
6.00%, 8/1/2029(a) 125,000 120,559
7.50%, 11/6/2030(a) 275,000 283,001
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 100,000 99,625
5.88%, 11/1/2029(a) 150,000 144,039
7.00%, 1/15/2031(a) 325,000 333,968
7.38%, 10/1/2032(a) 225,000 228,117
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 225,000 230,489
4.88%, 6/30/2029(a) 575,000 551,364
Ardonagh Group Finance Ltd. ,
8.88%, 2/15/2032(a) 875,000 904,321
AssuredPartners, Inc. ,
5.63%, 1/15/2029(a) 125,000 120,339
7.50%, 2/15/2032(a) 150,000 154,163
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 350,000 368,272
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 900,000 858,696
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 499,908
HUB International Ltd. ,
5.63%, 12/1/2029(a) 625,000 612,995
7.25%, 6/15/2030(a) 450,000 468,846
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
HUB International Ltd.,
7.38%, 1/31/2032(a) 400,000 413,038
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 325,000 347,719
10.50%, 12/15/2030(a) 425,000 462,179
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 550,000 576,900
Ryan Specialty LLC ,
4.38%, 2/1/2030(a) 200,000 192,740
5.88%, 8/1/2032(a) 100,000 101,666
USI, Inc. ,
7.50%, 1/15/2032(a) 650,000 673,367
8,746,311
Leisure 1 .8%
Carnival Corp. ,
6.00%, 5/1/2029(a) 125,000 126,650
7.00%, 8/15/2029(a) 50,000 53,134
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a) 150,000 150,009
8.13%, 1/15/2029(a) 150,000 160,380
7.75%, 2/15/2029(a) 150,000 160,741
NCL Finance Ltd. ,
6.13%, 3/15/2028(a) 100,000 102,000
Royal Caribbean Cruises Ltd. ,
4.25%, 7/1/2026(a) 100,000 98,872
5.63%, 9/30/2031(a) 75,000 75,984
6.25%, 3/15/2032(a) 175,000 181,534
6.00%, 2/1/2033(a) 200,000 205,037
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 450,000 439,136
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 74,531
1,828,008
Lodging 0 .6%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,768
4.88%, 1/15/2030 100,000 98,674
3.63%, 2/15/2032(a) 50,000 45,171
5.88%, 3/15/2033(a) 175,000 178,317
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a) 50,000 52,319
6.50%, 4/1/2032(a) 150,000 155,014
604,263
Media Entertainment 2 .5%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a)(c) 425,000 8,500
6.75%, 3/31/2029(a)(c) 200,000 4,000
Gray Television, Inc. ,
4.75%, 10/15/2030(a) 75,000 47,714
5.38%, 11/15/2031(a) 175,000 109,449
iHeartCommunications, Inc. ,
4.75%, 1/15/2028(a) 125,000 81,199
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 74,089
3.63%, 1/15/2031 50,000 45,697

72 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Nexstar Media, Inc. ,
4.75%, 11/1/2028(a) 200,000 191,089
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 25,000 23,804
4.63%, 3/15/2030(a) 150,000 142,529
7.38%, 2/15/2031(a) 25,000 26,687
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 100,000 93,104
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 75,000 43,205
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 125,000 108,784
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 700,000 676,773
TEGNA, Inc. ,
5.00%, 9/15/2029 100,000 95,245
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 275,000 281,178
4.50%, 5/1/2029(a) 100,000 89,332
7.38%, 6/30/2030(a) 200,000 193,560
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 200,000 188,267
2,524,205
Metals & Mining 0 .7%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 225,000 212,410
7.00%, 3/15/2032(a) 200,000 202,198
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 300,000 291,325
705,933
Midstream 5 .7%
AmeriGas Partners LP ,
5.50%, 5/20/2025 19,000 18,932
5.88%, 8/20/2026 250,000 248,272
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 300,000 300,263
5.75%, 1/15/2028(a) 225,000 225,348
5.38%, 6/15/2029(a) 525,000 519,481
Blue Racer Midstream LLC ,
7.00%, 7/15/2029(a) 50,000 51,979
7.25%, 7/15/2032(a) 75,000 78,705
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 147,949
4.00%, 3/1/2031 150,000 141,958
3.25%, 1/31/2032 75,000 67,066
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 163,636
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 175,000 165,656
Energy Transfer LP ,
7.38%, 2/1/2031(a) 100,000 106,385
EQM Midstream Partners LP ,
7.50%, 6/1/2027(a) 50,000 51,463
6.50%, 7/1/2027(a) 450,000 463,547
5.50%, 7/15/2028 25,000 25,335
4.50%, 1/15/2029(a) 125,000 122,284
6.38%, 4/1/2029(a) 75,000 77,439
4.75%, 1/15/2031(a) 325,000 314,700
6.50%, 7/15/2048 75,000 77,539
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 175,000 173,135
6.50%, 6/1/2029(a) 75,000 77,628
4.25%, 2/15/2030(a) 100,000 95,485
5.50%, 10/15/2030(a) 125,000 124,739
HF Sinclair Corp. ,
6.38%, 4/15/2027 50,000 50,690
5.00%, 2/1/2028 275,000 273,668
Northriver Midstream Finance
LP ,
6.75%, 7/15/2032(a) 275,000 283,832
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 275,000 277,081
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 149,745
5.00%, 6/1/2031(a) 350,000 326,320
Targa Resources Partners LP ,
6.50%, 7/15/2027 50,000 50,628
5.00%, 1/15/2028 50,000 49,995
5.50%, 3/1/2030 250,000 254,575
Western Midstream Operating
LP ,
4.50%, 3/1/2028 125,000 123,913
5,679,371
Oil Field Services 1 .9%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 350,000 351,097
6.25%, 4/1/2028(a) 325,000 326,615
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 125,000 129,363
Nabors Industries Ltd. ,
7.50%, 1/15/2028(a) 150,000 140,542
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 125,279
9.13%, 1/31/2030(a) 50,000 51,565
8.88%, 8/15/2031(a) 125,000 118,909
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 60,000 59,922
6.88%, 1/15/2029(a) 125,000 124,740
USA Compression Partners
LP ,
6.88%, 9/1/2027 150,000 151,268
7.13%, 3/15/2029(a) 325,000 334,734
1,914,034
Packaging 5 .0%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 300,000 66,326
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 725,000 647,148
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 225,000 167,714
5.25%, 8/15/2027(a) 200,000 149,079
Ball Corp. ,
6.00%, 6/15/2029 100,000 103,491

NVIT Federated High Income Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 124,859
Clydesdale Acquisition
Holdings, Inc. ,
6.88%, 1/15/2030(a) 150,000 153,185
8.75%, 4/15/2030(a) 950,000 964,671
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 151,448
Mauser Packaging Solutions
Holding Co. ,
7.88%, 4/15/2027(a) 100,000 103,318
9.25%, 4/15/2027(a) 375,000 384,515
OI European Group BV ,
4.75%, 2/15/2030(a) 100,000 94,555
Owens-Brockway Glass
Container, Inc. ,
6.63%, 5/13/2027(a) 257,000 258,208
7.25%, 5/15/2031(a) 250,000 256,833
7.38%, 6/1/2032(a) 100,000 102,128
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 25,000 25,419
5.00%, 4/15/2029(a) 75,000 73,865
7.25%, 2/15/2031(a) 125,000 132,298
6.50%, 7/15/2032(a) 150,000 154,675
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 900,000 902,175
5,015,910
Paper 0 .3%
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 74,183
3.50%, 3/1/2029(a) 250,000 234,896
3.75%, 2/1/2030(a) 25,000 23,410
332,489
Pharmaceuticals 1 .4%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 135,475
5.00%, 2/15/2029(a) 475,000 274,313
Grifols SA ,
4.75%, 10/15/2028(a) 525,000 491,752
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 235,530
7.88%, 5/15/2034(a) 200,000 211,890
1,348,960
Restaurants 1 .6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 218,591
5.63%, 9/15/2029(a) 50,000 50,722
4.00%, 10/15/2030(a) 975,000 899,087
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 149,140
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 197,645
4.63%, 1/31/2032 50,000 47,865
5.38%, 4/1/2032 25,000 24,916
1,587,966
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers 1 .8%
Academy Ltd. ,
6.00%, 11/15/2027(a) 200,000 200,498
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 350,000 333,794
5.00%, 2/15/2032(a) 125,000 118,535
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 50,000 45,225
Group 1 Automotive, Inc. ,
6.38%, 1/15/2030(a) 75,000 76,191
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 250,000 235,987
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a) 250,000 240,217
8.25%, 8/1/2031(a) 225,000 238,909
Sally Holdings LLC ,
6.75%, 3/1/2032 200,000 205,407
Velocity Vehicle Group LLC ,
8.00%, 6/1/2029(a) 75,000 78,091
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 49,895
1,822,749
Supermarkets 0 .5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 100,447
6.50%, 2/15/2028(a) 75,000 76,365
3.50%, 3/15/2029(a) 375,000 349,658
526,470
Technology 10 .1%
Amentum Escrow Corp. ,
7.25%, 8/1/2032(a) 50,000 52,182
ams-OSRAM AG ,
12.25%, 3/30/2029(a) 150,000 159,482
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 825,000 792,483
Capstone Borrower, Inc. ,
8.00%, 6/15/2030(a) 225,000 238,401
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 500,000 511,305
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 47,268
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 47,984
4.88%, 7/1/2029(a) 525,000 504,966
Cloud Software Group, Inc. ,
6.50%, 3/31/2029(a) 250,000 248,742
9.00%, 9/30/2029(a) 500,000 508,805
8.25%, 6/30/2032(a) 125,000 130,662
Coherent Corp. ,
5.00%, 12/15/2029(a) 450,000 439,996
Consensus Cloud Solutions,
Inc. ,
6.50%, 10/15/2028(a) 200,000 199,948
Elastic NV ,
4.13%, 7/15/2029(a) 400,000 373,705
Entegris, Inc. ,
5.95%, 6/15/2030(a) 200,000 203,711

74 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 72,569
Fortress Intermediate 3, Inc. ,
7.50%, 6/1/2031(a) 125,000 131,878
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 123,720
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 425,000 410,736
Insight Enterprises, Inc. ,
6.63%, 5/15/2032(a) 100,000 104,378
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 225,000 234,520
McAfee Corp. ,
7.38%, 2/15/2030(a) 825,000 804,670
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 125,000 78,603
NCR Atleos Corp. ,
9.50%, 4/1/2029(a) 150,000 165,130
NCR Voyix Corp. ,
5.13%, 4/15/2029(a) 59,000 57,734
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 162,678
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 150,000 140,799
Rocket Software, Inc. ,
9.00%, 11/28/2028(a) 175,000 182,628
6.50%, 2/15/2029(a) 375,000 356,854
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 48,961
Seagate HDD Cayman ,
8.25%, 12/15/2029 150,000 162,834
9.63%, 12/1/2032 245,750 285,350
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 200,794
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 47,783
3.75%, 2/15/2031(a) 25,000 22,889
6.63%, 7/15/2032(a) 200,000 208,512
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 200,000 199,913
6.50%, 6/1/2032(a) 375,000 387,677
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 150,000 142,089
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 350,000 331,643
UKG, Inc. ,
6.88%, 2/1/2031(a) 275,000 284,158
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 175,000 158,797
Zebra Technologies Corp. ,
6.50%, 6/1/2032(a) 100,000 104,405
10,072,342
Transportation Services 0 .5%
Stena International SA ,
7.25%, 1/15/2031(a) 200,000 210,166
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 250,000 260,568
470,734
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric 2 .8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,937
4.50%, 2/15/2028(a) 125,000 122,048
5.13%, 3/15/2028(a) 300,000 295,828
4.63%, 2/1/2029(a) 75,000 72,438
5.00%, 2/1/2031(a) 50,000 48,412
3.75%, 3/1/2031(a) 150,000 138,993
NextEra Energy Operating
Partners LP ,
7.25%, 1/15/2029(a) 175,000 184,516
NRG Energy, Inc. ,
6.63%, 1/15/2027 26,000 26,037
3.38%, 2/15/2029(a) 150,000 139,828
5.25%, 6/15/2029(a) 275,000 274,087
3.88%, 2/15/2032(a) 5,000 4,555
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 321,536
4.75%, 1/15/2030(a) 175,000 167,482
TransAlta Corp. ,
7.75%, 11/15/2029 225,000 237,661
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 149,948
5.63%, 2/15/2027(a) 300,000 299,544
5.00%, 7/31/2027(a) 175,000 174,145
7.75%, 10/15/2031(a) 50,000 53,830
2,726,825
Total Corporate Bonds
(cost $96,296,423)
94,260,559
Total Investments
(cost $96,296,423) — 94.6%
94,260,559
Other assets in excess of
liabilities — 5.4% 5,395,254
NET ASSETS — 100.0%
$ 99,655,813
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $83,296,101 which represents 83.58% of net
assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.

NVIT Federated High Income Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 75
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

76 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Aerospace / Defense $ – $ 1,615,284 $ – $ 1,615,284
Airlines – 145,417 – 145,417
Automotive – 5,989,110 – 5,989,110
Banking – 75,324 – 75,324
Building Materials – 4,012,253 – 4,012,253
Cable Satellite – 6,136,197 – 6,136,197
Chemicals – 3,022,146 – 3,022,146
Construction Machinery – 359,696 – 359,696
Consumer Cyclical Services – 3,721,784 – 3,721,784
Consumer Products – 1,787,940 – 1,787,940
Diversified Manufacturing – 1,390,921 – 1,390,921
Finance Companies – 1,975,415 – 1,975,415
Food & Beverage – 2,122,291 – 2,122,291
Food & Staples Retailing – – – –
Gaming – 5,506,388 – 5,506,388
Health Insurance – 340,007 – 340,007
Healthcare – 4,496,662 – 4,496,662
Independent Energy – 3,949,331 – 3,949,331
Industrial - Other – 1,707,824 – 1,707,824
Insurance - P&C – 8,746,311 – 8,746,311
Leisure – 1,828,008 – 1,828,008
Lodging – 604,263 – 604,263
Media Entertainment – 2,524,205 – 2,524,205
Metals & Mining – 705,933 – 705,933
Midstream – 5,679,371 – 5,679,371
Oil Field Services – 1,914,034 – 1,914,034
Packaging – 5,015,910 – 5,015,910
Paper – 332,489 – 332,489
Pharmaceuticals – 1,348,960 – 1,348,960
Restaurants – 1,587,966 – 1,587,966
Retailers – 1,822,749 – 1,822,749
Supermarkets – 526,470 – 526,470
Technology – 10,072,341 – 10,072,341
Transportation Services – 470,734 – 470,734
Utility - Electric – 2,726,825 – 2,726,825
Total $ – $ 94,260,559 $ – $ 94,260,559
As of September 30, 2024, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Government Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 77
Asset-Backed Securities 6.0%
Principal
Amount ($) Value ($)
Automobiles 1.1%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 381,130 382,051
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,526,132 1,551,670
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 1,470,436 1,478,513
3,412,234
Equipment Loans & Leases 0.9%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,864,205 1,897,024
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 508,101
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 525,418 527,197
2,932,322
Home Equity 0.3%
BRAVO Residential Funding
Trust, Series 2024-
CES1, Class A1A, 6.38%,
4/25/2054(a)(b) 926,557 940,289
Other 3.7%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 656,570 668,448
AMSR Trust
Series 2020-SFR1, Class D,
2.62%, 4/17/2037(a) 2,000,000 1,966,860
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 1,339,450 1,312,329
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 1,487,000 1,434,892
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 968,903 973,693
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 2,000,000 1,933,352
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 620,525 559,296
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 374,118 376,600
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 51,919 52,065
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,230,906
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 321,059
11,829,500
Total Asset-Backed Securities
(cost $18,966,024)
19,114,345
Collateralized Mortgage Obligations 7.3%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 177,326 170,820
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 820,357 813,342
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 1,307,280 1,321,361
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 92,651 92,296
FNMA REMICS
Series 2005-40, Class YG,
5.00%, 5/25/2025 65,954 65,682
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,074,127 1,924,858
Series 2013-59, Class MX,
2.50%, 9/25/2042 7,776,277 7,405,119
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,569,181 1,476,161
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 1,209,766 1,125,636
GCAT Trust, Series 2024-
NQM1, Class A1, 6.01%,
1/25/2059(a)(b) 1,264,962 1,276,814
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 528,333 511,707
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,688,506 1,642,811
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 1,143,663 1,151,802
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 874,285 883,203
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 1,343,550 1,359,277
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,339,586 1,319,883
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(b) 726,685 720,546
Total Collateralized Mortgage Obligations
(cost $24,028,802)
23,261,318

78 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Government Bond Fund
Commercial Mortgage-Backed Securities 3.2%
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,835,772
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,212,314
Total Commercial Mortgage-Backed
Securities
(cost $9,716,173) 10,048,086
Corporate Bond 3.1%
Financial Services 3.1%
Private Export Funding Corp. ,
Series OO, 1.75%,
11/15/2024 10,000,000 9,961,358
Total Corporate Bond
(cost $9,999,662)
9,961,358
Mortgage-Backed Securities 44.4%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,740,119 1,694,992
Pool# G08881
3.50%, 6/1/2049 1,051,250 993,100
FHLMC Non Gold Pool Pool#
847558 ,
7.58%, 6/1/2035 (c) 262,923
273,346
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,389,129 2,258,320
Pool# SD8030
3.00%, 12/1/2049 1,284,818 1,173,897
Pool# SD8050
3.00%, 3/1/2050 1,901,462 1,737,424
Pool# SD8080
2.00%, 6/1/2050 2,257,720 1,883,505
Pool# SD8171
1.50%, 10/1/2051 2,853,888 2,259,614
Pool# SD8182
2.00%, 12/1/2051 3,822,096 3,160,585
Pool# RA6433
2.50%, 12/1/2051 2,797,611 2,415,414
Pool# SD8199
2.00%, 3/1/2052 4,789,205 3,964,869
Pool# QE0958
2.00%, 3/1/2052 3,508,676 2,910,107
Pool# SD8200
2.50%, 3/1/2052 3,822,984 3,309,225
Pool# QE0799
2.50%, 4/1/2052 2,609,224 2,266,542
Pool# SD8213
3.00%, 5/1/2052 4,378,783 3,930,952
Pool# SD8214
3.50%, 5/1/2052 3,356,769 3,130,010
Pool# SD1413
3.50%, 7/1/2052 3,730,860 3,477,399
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2253
3.50%, 12/1/2052 6,410,910 5,974,497
Pool# SD8288
5.00%, 1/1/2053 2,811,047 2,812,655
Pool# SD8302
6.50%, 2/1/2053 1,172,920 1,212,434
Pool# SD8378
7.00%, 11/1/2053 831,655 863,986
FNMA Pool
Pool# 745684
6.38%, 4/1/2034(c) 758,617 782,412
Pool# 790760
7.31%, 9/1/2034(c) 310,783 316,508
Pool# 799144
6.16%, 4/1/2035(c) 59,981 59,820
Pool# 822705
7.01%, 4/1/2035(c) 132,970 133,690
Pool# 815217
6.83%, 5/1/2035(c) 420,557 422,538
Pool# 783609
6.96%, 5/1/2035(c) 323,740 328,061
Pool# 821377
7.43%, 5/1/2035(c) 80,899 81,487
Pool# 826181
7.35%, 7/1/2035(c) 528,327 536,959
Pool# 873932
6.31%, 8/1/2036 5,411,953 5,392,172
Pool# 745866
7.23%, 9/1/2036(c) 1,130,390 1,179,112
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 8,045,639 7,380,988
Pool# CA1564
4.50%, 4/1/2048 1,077,292 1,073,003
Pool# BM5267
4.50%, 12/1/2048 2,641,860 2,633,765
Pool# MA3746
4.00%, 8/1/2049 1,048,331 1,019,690
Pool# BP5843
2.50%, 5/1/2050 5,079,178 4,416,818
Pool# MA4096
2.50%, 8/1/2050 3,332,510 2,893,954
Pool# MA4119
2.00%, 9/1/2050 4,107,693 3,417,593
Pool# MA4183
2.50%, 11/1/2050 2,795,988 2,429,404
Pool# CB0456
2.50%, 5/1/2051 3,287,901 2,841,749
Pool# FS3885
3.00%, 11/1/2051 2,711,728 2,441,035
Pool# MA4492
2.00%, 12/1/2051 4,679,698 3,878,745
Pool# FS1648
2.50%, 1/1/2052 2,996,542 2,592,742
Pool# FS1476
3.00%, 3/1/2052 1,726,714 1,553,285
Pool# MA4577
2.00%, 4/1/2052 12,440,372 10,298,503
Pool# FS1749
2.50%, 4/1/2052 3,968,737 3,447,763
Pool# MA4698
3.00%, 8/1/2052 1,823,338 1,638,194

NVIT Government Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 79
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4805
4.50%, 11/1/2052 2,682,760 2,638,399
Pool# MA4980
6.00%, 4/1/2053 1,281,580 1,310,986
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 11,988 11,893
Pool# 682492
3.50%, 10/15/2025 31,865 31,528
Pool# 719433
3.50%, 10/15/2025 25,018 24,787
Pool# 733504
3.50%, 11/15/2025 35,555 35,242
Pool# 740930
3.50%, 11/15/2025 35,502 35,106
Pool# 682497
3.50%, 11/15/2025 25,322 25,054
Pool# 749618
3.50%, 11/15/2025 17,424 17,250
Pool# 742371
3.50%, 11/15/2025 13,872 13,718
Pool# 750403
3.50%, 11/15/2025 4,232 4,190
Pool# 755650
3.50%, 12/15/2025 85,227 84,325
Pool# 682502
3.50%, 12/15/2025 7,442 7,393
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,880,057 1,900,737
Pool# MA8571
6.00%, 1/20/2053 1,544,364 1,581,131
Pool# MA8647
5.00%, 2/20/2053 1,800,981 1,805,564
Pool# MA8726
5.50%, 3/20/2053 4,378,704 4,428,479
Pool# MA8727
6.00%, 3/20/2053 1,556,299 1,592,638
Pool# MA8801
5.50%, 4/20/2053 2,681,352 2,710,493
Pool# MA9018
6.00%, 7/20/2053 1,286,608 1,313,458
Pool# MA9852
6.00%, 8/20/2054 1,600,000 1,628,432
GNMA TBA
6.50%, 10/15/2054 4,500,000
4,604,108
Total Mortgage-Backed Securities
(cost $147,945,564)
140,697,774
U.S. Government Agency Securities 14.5%
FFCB
3.14%, 7/2/2026 13,500,000 13,361,906
2.75%, 11/6/2026 2,000,000 1,962,500
2.38%, 3/16/2032 15,000,000 13,517,242
3.19%, 3/9/2033 2,475,000 2,330,838
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,099,042
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,656,319
Tennessee Valley Authority,
4.38%, 8/1/2034 5,750,000 5,863,015
Total U.S. Government Agency Securities
(cost $48,503,704)
45,790,862
U.S. Treasury Obligations 18.0%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,893,279
2.25%, 8/15/2046 18,250,000 13,065,147
1.25%, 5/15/2050 6,000,000 3,210,937
4.75%, 11/15/2053 2,000,000 2,209,141
4.25%, 2/15/2054 1,250,000 1,273,828
U.S. Treasury Notes
4.63%, 2/28/2026 4,000,000 4,044,531
3.63%, 5/15/2026 2,500,000 2,495,996
4.63%, 11/15/2026 1,000,000 1,019,961
4.13%, 2/15/2027 4,000,000 4,046,250
4.25%, 3/15/2027 5,000,000 5,077,149
4.38%, 7/15/2027 8,500,000 8,677,969
3.75%, 8/15/2027 1,000,000 1,004,766
4.00%, 7/31/2029 3,750,000 3,821,191
4.13%, 7/31/2031 3,000,000 3,083,906
Total U.S. Treasury Obligations
(cost $60,434,850)
56,924,051
Short-Term Investment 3.9%
U.S. Government Agency Security 3.9%
Resolution Funding Corp.,
2.38%, 1/15/2030(d) 15,000,000 12,248,977
Total Short-Term Investment
(cost $13,250,613)
12,248,977
Total Investments
(cost $332,845,392) — 100.4%
318,046,771
Liabilities in excess of other
assets — (0.4)% (1,232,759)
NET ASSETS — 100.0%
$ 316,814,012

80 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Government Bond Fund
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2024 was $31,411,547 which represents 9.91% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 255 12/2024 USD 28,020,117 46,779
Net contracts 46,779
As of September 30, 2024, the Fund had $331,500 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Government Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 81
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

82 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Government Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 19,114,345 $ – $ 19,114,345
Collateralized Mortgage Obligations – 23,261,318 – 23,261,318
Commercial Mortgage-Backed Securities – 10,048,086 – 10,048,086
Corporate Bond – 9,961,358 – 9,961,358
Futures Contracts 46,779 – – 46,779
Mortgage-Backed Securities – 140,697,774 – 140,697,774
Short-Term Investment – 12,248,977 – 12,248,977
U.S. Government Agency Securities – 45,790,862 – 45,790,862
U.S. Treasury Obligations – 56,924,051 – 56,924,051
Total $ 46,779 $ 318,046,771 $ – $ 318,093,550

NVIT Government Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 83
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 46,779
Total $ 46,779
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

84 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 30.9%
Principal
Amount ($) Value ($)
Airlines 0.2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,065,532 997,229
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,508,838 1,539,648
Series 2019-2, Class B,
3.50%, 5/1/2028 98,898 94,209
2,631,086
Automobiles 21.8%
Ally Auto Receivables Trust,
Series 2023-1, Class A3,
5.46%, 5/15/2028 1,810,000 1,833,983
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 1,119,276 1,123,924
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 1,725,000 1,744,487
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,915,000 2,962,388
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,125,000 3,179,797
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,537,623
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 700,000 705,002
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,992,536
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 360,000 369,993
BMW Vehicle Owner Trust
Series 2023-A, Class A3,
5.47%, 2/25/2028 1,205,000 1,219,936
Series 2024-A, Class A3,
5.18%, 2/26/2029 2,680,000 2,738,753
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 5,135,000 5,174,642
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 641,457
Capital One Prime Auto
Receivables Trust, Series
2023-2, Class A3, 5.82%,
6/15/2028 3,200,000 3,273,311
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 5,265,000 5,303,370
Series 2024-3, Class A3,
4.89%, 7/16/2029 1,870,000 1,899,180
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 1,455,495 1,460,158
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,590,000 1,624,815
Series 2024-P3, Class A3,
4.26%, 10/10/2029 2,735,000 2,733,786
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,266,005
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,756,297
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 4,639,384 4,679,258
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 911,934 922,628
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 1,332,094 1,336,784
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,110,000 1,122,143
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 2,255,000 2,292,933
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,768,941
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 584,674
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,100,000 1,129,201
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,668,308
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,470,000 3,476,527
Enterprise Fleet Financing
LLC
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,713,867
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,945,000 1,963,567
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 2,358,964 2,381,530
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 1,715,000 1,722,010
Series 2023-2A, Class B,
5.61%, 9/15/2027 4,017,795 4,033,309
Series 2024-5A, Class A3,
4.45%, 3/15/2028 5,175,000 5,171,980
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 563,233
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,725,000 3,777,768

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 85
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 1,090,000 1,096,040
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,406,762
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 347,928 347,940
Series 2023-A, Class A3,
4.65%, 2/15/2028 1,610,000 1,613,969
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,484,613
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,940,087
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,676,088
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 900,000 906,111
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 2,905,000 2,919,118
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 3,110,000 3,138,051
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,653,318
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 1,887,746 1,915,526
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 2,640,000 2,681,851
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 890,000 901,491
GM Financial Automobile
Leasing Trust
Series 2024-1, Class A3,
5.09%, 3/22/2027 2,490,000 2,514,948
Series 2024-3, Class A3,
4.21%, 10/20/2027 1,550,000 1,549,179
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A2A,
5.10%, 5/18/2026 397,537 397,648
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,660,000 1,662,235
Series 2023-3, Class A3,
5.45%, 6/16/2028 1,365,000 1,385,373
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,395,000 2,452,010
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,810,000 1,844,001
Series 2024-A, Class A3,
5.37%, 3/15/2029 3,415,000 3,485,665
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,514,239
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,552,149
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,570,037
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,474,994
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 2,188,000 2,205,189
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,670,000 3,722,714
Series 2023-4, Class A3,
5.67%, 6/21/2028 975,000 997,655
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,091,665
Hyundai Auto Lease
Securitization Trust, Series
2024-A, Class A4, 5.07%,
2/15/2028(a) 1,325,000 1,339,766
Hyundai Auto Receivables
Trust
Series 2023-A, Class A2A,
5.19%, 12/15/2025 269,891 269,945
Series 2023-A, Class A3,
4.58%, 4/15/2027 2,140,000 2,142,357
Series 2023-B, Class A3,
5.48%, 4/17/2028 1,035,000 1,050,719
Series 2023-C, Class A3,
5.54%, 10/16/2028 1,360,000 1,389,972
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 4,050,000 4,082,120
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 1,375,000 1,384,520
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,910,000 1,942,886
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 783,163
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 4,047,919 4,098,397
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 1,915,000 1,952,733
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 2,700,000 2,710,537
Nissan Auto Receivables
Owner Trust
Series 2023-A, Class A3,
4.91%, 11/15/2027 4,045,000 4,065,625
Series 2023-B, Class A3,
5.93%, 3/15/2028 1,170,000 1,194,555
Series 2024-A, Class A3,
5.28%, 12/15/2028 4,730,000 4,831,397

86 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 3,760,000 3,811,369
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,515,000 1,524,400
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 4,073,486
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,627,242
Series 2024-4, Class A3,
4.85%, 1/16/2029 1,750,000 1,759,843
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,925,000 2,973,967
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,064,256
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,187,883
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 1,660,000 1,674,347
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,550,000 1,577,171
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 855,000 856,794
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 645,000 651,492
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 4,295,000 4,354,177
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,970,000 2,985,353
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,285,000 1,300,656
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 3,405,000 3,407,295
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,755,000 3,757,022
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 5,880,000 5,949,070
Volkswagen Auto Loan
Enhanced Trust, Series
2023-1, Class A3, 5.02%,
6/20/2028 1,815,000 1,834,000
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 5,735,000 5,820,140
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 363,662
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Westlake Automobile
Receivables Trust
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 850,000 859,017
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,688,783
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,909,255
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 4,565,048 4,599,057
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 2,270,000 2,304,266
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 1,730,000 1,745,541
World Omni Auto Receivables
Trust
Series 2023-B, Class A2A,
5.25%, 11/16/2026 471,619 471,804
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,720,000 2,726,646
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,215,000 1,247,315
Series 2024-B, Class A3,
5.27%, 9/17/2029 2,365,000 2,424,039
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,246,241
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,090,000 1,105,685
275,070,736
Credit Card 1.3%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,715,068
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,497,982
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 765,000 772,093
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,077,274
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 6,021,976
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,327,150
16,411,543

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 87
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 2.4%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 996,321 1,005,735
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 2,768,485 2,811,469
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 5,385,000 5,472,248
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 875,000 889,589
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,780,000 6,843,026
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 5,945,000 6,007,020
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 755,187 756,066
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,275,000 2,308,284
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 810,000 817,772
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 1,110,000 1,120,315
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 2,477,475 2,513,320
30,544,844
Financial Services 0.3%
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 2,985,000 3,076,310
Other 4.7%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 581,610 586,526
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 1,125,000 1,129,244
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 2,100,000 2,142,569
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 352,414 353,787
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,511,297
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 764,193 767,410
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.71%, 10/25/2034(a)(b) 2,700,000 2,700,122
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 952,669 970,024
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 1,744,674 1,816,622
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.68%, 4/20/2034(a)(b) 700,000 700,398
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 6.68%, 10/25/2034(a)
(b) 3,300,000 3,305,775
Series 2020-12A, Class BR,
7.15%, 10/25/2034(a)(b) 700,000 700,802
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 1,160,886 1,197,306
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 1,750,531 1,782,050
Invesco CLO Ltd., Series
2021-1A, Class A1, 6.56%,
4/15/2034(a)(b) 1,350,000 1,350,906
Marlette Funding Trust
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 185,629 185,711
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 351,312 351,579
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 1,055,407 1,077,452
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 1,466,049 1,475,192
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.69%,
10/15/2034(a)(b) 1,300,000 1,301,099
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,267,693
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 975,471
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 2,980,987 3,031,855
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 326,563 334,325
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,746,979
Tricon American Homes Trust
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 3,087,728
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,943,882
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 919,894

88 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,211,246
Verizon Master Trust
Series 2023-2, Class A,
4.89%, 4/13/2028 7,705,000 7,713,067
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,965,391
59,603,402
Student Loan 0.2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,673,088 2,734,445
Total Asset-Backed Securities
(cost $385,227,736)
390,072,366
Collateralized Mortgage Obligations 0.0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 932 920
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 4,624 0
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 284,045 278,482
Total Collateralized Mortgage Obligations
(cost $296,093)
279,402
Commercial Mortgage-Backed Securities 1.6%
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,635,096
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 600,261
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.35%, 10/15/2037(a)(b) 825,000 823,453
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,563,042
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,692,648
BPR Trust, Series 2022-
OANA, Class A, 6.99%,
4/15/2037(a)(b) 440,000 441,375
BX Trust, Series 2024-
VLT4, Class A, 6.59%,
7/15/2029(a)(b) 1,095,000 1,095,000
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 830,000 740,775
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,247,913
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,970,683
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 175,000 154,845
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,011,206 834,729
Series 2023-SHIP, Class A,
4.47%, 9/10/2038(a)(b) 1,825,000 1,810,020
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 118,545
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.75%, 2/15/2039(a)(b) 1,270,000 1,235,869
Series 2022-TFLM, Class D,
8.60%, 2/15/2039(a)(b) 2,880,000 2,802,600
Total Commercial Mortgage-Backed
Securities
(cost $19,325,967) 19,766,854
Corporate Bonds 41.8%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
6.30%, 5/1/2029(a)(d) 1,970,000 2,072,612
RTX Corp. ,
5.75%, 11/8/2026(d) 3,830,000 3,948,459
6,021,071
Automobile Components 0.3%
Aptiv plc ,
4.65%, 9/13/2029 3,095,000 3,080,533
Phinia, Inc. ,
6.63%, 10/15/2032(a) 660,000 665,449
3,745,982
Automobiles 1.5%
Hyundai Capital America ,
5.95%, 9/21/2026(a)(d) 3,550,000 3,652,215
4.55%, 9/26/2029(a)(d) 6,235,000 6,221,855
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 4,335,000 4,327,302
Volkswagen Group of America
Finance LLC ,
4.85%, 8/15/2027(a)(d) 4,350,000 4,385,157
18,586,529
Banks 7.4%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 1,800,000 1,863,384

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 89
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(e) 2,290,000 2,355,740
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(e) 440,000 470,732
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,186,884
Australia & New Zealand
Banking Group Ltd. ,
4.90%, 7/16/2027(d) 4,590,000 4,710,198
3.92%, 9/30/2027 1,500,000 1,497,501
Banco Santander SA ,
5.44%, 7/15/2031 2,200,000 2,300,417
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,422,247
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 3,845,000 3,943,809
Barclays plc ,
(SOFR + 1.56%), 4.94%,
9/10/2030(e) 4,500,000 4,537,191
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,399,101
Citigroup, Inc. ,
(SOFR + 1.34%), 4.54%,
9/19/2030(d)(e) 3,745,000 3,749,343
Credit Agricole SA ,
(SOFR + 1.00%), 4.63%,
9/11/2028(a)(e) 4,180,000 4,198,531
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 2,825,000 2,869,153
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(e) 2,395,000 2,395,804
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d)(e) 1,680,000 1,725,591
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 2,115,000 2,237,455
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 2,275,000 2,329,495
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(e) 2,280,000 2,351,870
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(e) 4,390,000 4,479,398
National Securities Clearing
Corp. ,
5.15%, 6/26/2026(a) 4,405,000 4,480,014
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(e) 2,620,000 2,660,600
NatWest Markets plc ,
1.60%, 9/29/2026(a)(d) 2,005,000 1,899,685
Royal Bank of Canada ,
5.20%, 7/20/2026(d) 2,985,000 3,047,934
Santander Holdings USA, Inc. ,
(SOFR + 1.94%), 5.35%,
9/6/2030(d)(e) 3,770,000 3,809,760
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 3,095,000 3,161,382
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 3,100,000 3,186,575
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,414,199
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,950,000 1,905,957
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 1,925,000 1,987,736
Wells Fargo Bank NA ,
5.25%, 12/11/2026(d) 5,720,000 5,863,314
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,886,291
93,327,291
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,977,722
Biotechnology 0.4%
Amgen, Inc. ,
5.25%, 3/2/2025 5,000,000 5,007,097
Capital Markets 4.2%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 1,787,000 1,694,591
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a)(d) 1,850,000 1,905,894
Ares Capital Corp. ,
7.00%, 1/15/2027(d) 300,000 312,273
5.95%, 7/15/2029(d) 1,545,000 1,585,861
Ares Strategic Income Fund ,
6.35%, 8/15/2029(a)(d) 915,000 935,339
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 720,000 656,846
Blue Owl Capital Corp. ,
3.75%, 7/22/2025(d) 1,810,000 1,788,588
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 900,000 944,963
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(d) 1,100,000 1,175,419
6.60%, 9/15/2029(a) 660,000 677,074
5.80%, 3/15/2030(a) 1,250,000 1,238,109

90 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a)(d) 1,855,000 1,863,685
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 1,065,000 1,129,703
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(d)(e) 565,000 588,103
FS KKR Capital Corp. ,
7.88%, 1/15/2029 1,595,000 1,715,002
6.88%, 8/15/2029 1,305,000 1,358,658
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(d)(e) 2,710,000 2,745,010
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 5,410,000 5,497,572
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.21%), 5.05%,
7/23/2030(e) 1,900,000 1,949,544
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 1,355,000 1,285,055
6.00%, 7/15/2029 585,000 594,403
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 633,122
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a) 1,200,000 1,221,626
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,152,682
Main Street Capital Corp. ,
3.00%, 7/14/2026(d) 1,255,000 1,202,265
6.50%, 6/4/2027 1,235,000 1,262,470
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(d)(e) 2,505,000 2,501,468
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 3,500,000 3,328,384
New Mountain Finance Corp. ,
6.20%, 10/15/2027(d) 660,000 658,424
6.88%, 2/1/2029(d) 575,000 582,060
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 1,295,000 1,328,854
5.75%, 1/15/2030(a) 1,260,000 1,255,513
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(e) 1,175,000 1,186,936
USAA Capital Corp. ,
5.25%, 6/1/2027(a) 4,295,000 4,421,969
52,377,465
Chemicals 0.7%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 1,620,000 1,678,654
LYB International Finance III
LLC ,
1.25%, 10/1/2025(d) 3,260,000 3,151,580
Solvay Finance America LLC ,
5.65%, 6/4/2029(a) 4,235,000 4,410,135
9,240,369
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.4%
Cimpress plc ,
7.38%, 9/15/2032(a)(d) 2,075,000 2,091,808
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 3,045,000 3,122,594
5,214,402
Consumer Finance 1.0%
AerCap Ireland Capital DAC ,
4.63%, 9/10/2029 1,240,000 1,240,614
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a)(d) 2,405,000 2,417,269
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d)(e) 780,000 822,147
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,995,000 2,019,490
PACCAR Financial Corp. ,
4.45%, 8/6/2027(d) 1,185,000 1,203,650
4.00%, 9/26/2029 945,000 942,605
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d)
(e) 1,150,000 1,181,466
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 2,335,000 2,377,324
12,204,565
Consumer Staples Distribution & Retail 0.2%
Kroger Co. (The) ,
4.65%, 9/15/2029 3,085,000 3,102,039
Containers & Packaging 0.5%
Sonoco Products Co. ,
4.60%, 9/1/2029 6,250,000 6,218,346
Distributors 0.1%
Genuine Parts Co. ,
4.95%, 8/15/2029 1,770,000 1,800,364
Diversified REITs 0.1%
Simon Property Group LP ,
4.75%, 9/26/2034(d) 1,255,000 1,244,623
Electric Utilities 2.6%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a)(d) 2,545,000 2,610,771
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 1,370,000 1,380,851
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 3,020,000 3,068,419
Edison International ,
4.70%, 8/15/2025(d) 2,835,000 2,828,026
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,700,000 4,552,686
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 810,000 817,085
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 4,180,000 4,242,528

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 91
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 2,455,000 2,479,849
Niagara Energy SAC ,
5.75%, 10/3/2034(a) 2,105,000 2,111,315
Southern California Edison
Co. ,
4.40%, 9/6/2026(d) 4,360,000 4,393,278
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 2,000,000 1,995,755
5.63%, 2/15/2027(a) 1,750,000 1,747,342
32,227,905
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 2,290,000 2,325,606
Flex Ltd. ,
6.00%, 1/15/2028 2,845,000 2,948,607
5,274,213
Energy Equipment & Services 0.6%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(a)(d) 4,355,000 4,295,440
Noble Finance II LLC ,
8.00%, 4/15/2030(a) 3,000,000 3,095,381
7,390,821
Entertainment 0.2%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 760,000 787,521
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 1,255,000 1,213,519
2,001,040
Financial Services 1.9%
Enact Holdings, Inc. ,
6.25%, 5/28/2029(d) 2,545,000 2,642,380
Essent Group Ltd. ,
6.25%, 7/1/2029 2,165,000 2,258,325
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 5,720,000 5,848,615
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 2,285,000 2,353,111
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 3,115,000 3,167,419
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(e) 1,645,000 1,712,718
PennyMac Financial Services,
Inc. ,
7.13%, 11/15/2030(a) 1,545,000 1,599,750
Radian Group, Inc. ,
6.20%, 5/15/2029(d) 755,000 788,859
Synchrony Bank ,
5.40%, 8/22/2025 2,505,000 2,510,280
Voya Financial, Inc. ,
5.00%, 9/20/2034 1,460,000 1,451,850
24,333,307
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 1.2%
Campbell Soup Co. ,
5.20%, 3/19/2027(d) 3,940,000 4,043,247
4.75%, 3/23/2035 3,115,000 3,100,733
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,204,175
General Mills, Inc. ,
4.70%, 1/30/2027 4,350,000 4,402,719
15,750,874
Gas Utilities 0.3%
Spire, Inc. ,
5.30%, 3/1/2026 3,985,000 4,029,103
Health Care Equipment & Supplies 1.0%
DH Europe Finance II Sarl ,
2.20%, 11/15/2024(d) 3,065,000 3,053,621
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 2,925,000 2,926,107
Smith & Nephew plc ,
5.15%, 3/20/2027 3,040,000 3,095,630
Solventum Corp. ,
5.45%, 2/25/2027(a)(d) 3,940,000 4,021,376
13,096,734
Health Care Providers & Services 0.5%
HCA, Inc. ,
5.38%, 2/1/2025 650,000 650,208
McKesson Corp. ,
4.25%, 9/15/2029 815,000 817,122
Quest Diagnostics, Inc. ,
4.63%, 12/15/2029 3,070,000 3,107,456
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 1,310,000 1,301,918
5,876,704
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 1,820,000 1,817,126
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029 1,295,000 1,376,481
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 6,235,000 6,235,000
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 2,275,000 2,280,823
Hilton Domestic Operating
Co., Inc. ,
5.88%, 3/15/2033(a)(d) 3,205,000 3,265,740
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 1,840,000 1,885,049
5.25%, 6/30/2029 2,385,000 2,441,737
International Game
Technology plc ,
4.13%, 4/15/2026(a)(d) 1,750,000 1,727,157

92 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd. ,
5.63%, 9/30/2031(a) 2,905,000 2,943,128
20,778,634
Industrial Conglomerates 0.2%
Honeywell International, Inc. ,
4.65%, 7/30/2027(d) 3,050,000 3,111,253
Insurance 4.0%
American National Group,
Inc. ,
5.75%, 10/1/2029 1,125,000 1,131,501
Athene Global Funding ,
5.62%, 5/8/2026(a)(d) 4,250,000 4,316,642
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 3,055,000 3,118,743
CNO Global Funding ,
5.88%, 6/4/2027(a)(d) 3,065,000 3,157,226
Corebridge Global Funding ,
0.90%, 9/22/2025(a)(d) 2,055,000 1,986,487
4.65%, 8/20/2027(a)(d) 3,100,000 3,137,004
F&G Global Funding ,
5.88%, 6/10/2027(a)(d) 3,025,000 3,099,223
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 6,235,000 6,220,684
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 4,180,000 4,228,499
Met Tower Global Funding ,
4.00%, 10/1/2027(a) 2,935,000 2,932,550
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a)(d) 4,850,000 4,976,317
Northwestern Mutual Global
Funding ,
5.07%, 3/25/2027(a)(d) 4,300,000 4,420,016
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,993,528
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a)(d) 1,520,000 1,540,597
RGA Global Funding ,
5.45%, 5/24/2029(a)(d) 1,405,000 1,462,687
SiriusPoint Ltd. ,
7.00%, 4/5/2029(d) 1,685,000 1,768,152
50,489,856
Life Sciences Tools & Services 0.2%
Illumina, Inc. ,
4.65%, 9/9/2026(d) 2,585,000 2,601,085
Machinery 0.2%
Terex Corp. ,
6.25%, 10/15/2032(a) 1,905,000 1,905,000
Media 0.3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 3,215,000 3,327,717
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.4%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 1,485,000 1,581,212
Reliance, Inc. ,
1.30%, 8/15/2025 3,230,000 3,134,106
4,715,318
Multi-Utilities 1.9%
Ameren Corp. ,
5.70%, 12/1/2026 4,175,000 4,292,042
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(d) 4,180,000 4,247,944
DTE Energy Co. ,
4.22%, 11/1/2024(c) 2,980,000 2,977,348
4.95%, 7/1/2027 2,505,000 2,547,278
NiSource, Inc. ,
0.95%, 8/15/2025(d) 3,225,000 3,122,882
Sempra ,
5.40%, 8/1/2026(d) 2,920,000 2,974,409
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 3,445,000 3,532,117
23,694,020
Oil, Gas & Consumable Fuels 2.5%
California Resources Corp. ,
8.25%, 6/15/2029(a)(d) 3,015,000 3,072,522
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a)(d) 855,000 891,587
Kinetik Holdings LP ,
6.63%, 12/15/2028(a)(d) 3,985,000 4,135,832
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 4,245,000 4,315,471
ONEOK, Inc. ,
4.25%, 9/24/2027(d) 3,110,000 3,112,972
Phillips 66 Co. ,
5.25%, 6/15/2031(d) 4,150,000 4,291,478
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 3,690,000 3,742,049
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a)(d) 1,155,000 1,208,250
SM Energy Co. ,
6.75%, 8/1/2029(a)(d) 2,105,000 2,113,692
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,481,164
31,365,017
Passenger Airlines 0.3%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 579,403
Southwest Airlines Co. ,
5.25%, 5/4/2025(d) 2,895,000 2,897,482
United Airlines, Inc. ,
4.63%, 4/15/2029(a)(d) 255,000 246,345
3,723,230
Pharmaceuticals 0.2%
Royalty Pharma plc ,
5.15%, 9/2/2029(d) 3,060,000 3,138,613

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 93
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs 0.1%
ERP Operating LP ,
4.65%, 9/15/2034(d) 980,000 975,268
Specialized REITs 0.5%
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 5.58%,
4/16/2027(d)(e) 6,145,000 6,171,233
Specialty Retail 0.8%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026(d) 1,165,000 1,177,019
AutoNation, Inc. ,
4.50%, 10/1/2025(d) 465,000 463,118
AutoZone, Inc. ,
5.05%, 7/15/2026(d) 2,830,000 2,872,090
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,933,276
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 2,570,000 2,649,449
10,094,952
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029 6,215,000 6,199,038
NetApp, Inc. ,
1.88%, 6/22/2025(d) 3,150,000 3,084,505
9,283,543
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
7.35%, 11/27/2028(d) 2,720,000 2,858,377
Trading Companies & Distributors 0.9%
Aircastle Ltd. ,
6.50%, 7/18/2028(a) 1,010,000 1,059,411
5.95%, 2/15/2029(a)(d) 675,000 699,168
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 1,805,000 1,843,839
GATX Corp. ,
5.40%, 3/15/2027 1,490,000 1,529,488
TTX Co. ,
5.50%, 9/25/2026(a)(d) 5,875,000 6,000,730
11,132,636
Water Utilities 0.2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 2,445,000 2,477,641
Total Corporate Bonds
(cost $519,680,102)
528,085,566
Mortgage-Backed Securities 1.6%
FHLMC Non Gold Pool
Pool# 1Q0648
6.02%, 6/1/2037(b) 69,719 71,653
Pool# 1B3601
6.32%, 10/1/2037(b) 87,990 89,733
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,273,902
5,187,213
FNMA Pool
Pool# 747271
7.72%, 7/1/2034(b) 137,328 139,686
Pool# 886345
7.31%, 8/1/2036(b) 25,788 26,062
Pool# 949691
7.48%, 9/1/2037(b) 59,137 60,365
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,465,835 2,258,089
Pool# BN0906
4.00%, 11/1/2048 2,466,950 2,404,266
Pool# MA4700
4.00%, 8/1/2052 3,547,045 3,409,002
Pool# MA4803
3.50%, 11/1/2052 3,217,503 2,996,263
Pool# MA4806
5.00%, 11/1/2052 3,089,415 3,095,651
Total Mortgage-Backed Securities
(cost $19,207,560)
19,737,983
U.S. Treasury Obligations 23.1%
U.S. Treasury Notes
5.00%, 10/31/2025 82,610,000 83,520,000
4.63%, 6/30/2026 (d) 15,620,000 15,860,401
4.38%, 7/31/2026 (d) 151,865,000 153,692,126
3.50%, 9/30/2026 38,245,000 38,138,930
Total U.S. Treasury Obligations
(cost $289,782,215)
291,211,457
Repurchase Agreements 5.2%
Bank of America NA
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,271, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00% -
4.00%, maturing 7/1/2042
- 7/1/2046; total market
value $2,040,000. (f) 2,000,000 2,000,000
BofA Securities, Inc.
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,678, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.25% - 6.23%, maturing
5/25/2034 - 12/20/2060;
total market value
$5,100,000. (f) 5,000,000 5,000,000

94 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.90%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$6,530,965, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39%
- 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$6,630,000. (f) 6,500,000 6,500,000
Cantor Fitzgerald & Co.
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $14,953,401,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$15,250,372. (f) 14,951,346 14,951,346
CF Secured, LLC
4.90%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,361,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
3/1/2030 - 8/20/2074;
total market value
$10,201,388. (f) 10,000,000 10,000,000
ING Financial Services LLC
4.83%, dated
9/26/2024, due
10/1/2024, repurchase
price $13,563,394,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$13,770,005. (f) 13,500,000 13,500,000
ING Financial Services LLC
4.83%, dated
9/27/2024, due
10/1/2024, repurchase
price $12,045,080,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$12,240,005. (f) 12,000,000 12,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$2,000,269, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$2,040,007. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $65,951,346)
65,951,346
Total Investments
(cost $1,299,471,019) — 104.2%
1,315,104,974
Liabilities in excess of other
assets — (4.2)% (53,515,364)
NET ASSETS — 100.0%
$ 1,261,589,610
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $466,703,318 which represents 36.99% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(d) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $135,359,420, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $65,951,346 and by
$73,716,946 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/24/2024 –
5/15/2054, a total value of $139,668,292.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2024.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$65,951,346.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 95
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 199 12/2024 USD 41,440,195 79,554
Total long contracts 79,554
Short Contracts
U.S. Treasury 10 Year Note (390) 12/2024 USD (44,569,687) (36,980)
U.S. Treasury 10 Year Ultra Note (48) 12/2024 USD (5,678,250) 17,795
Total short contracts (19,185)
Net contracts 60,369
As of September 30, 2024, the Fund had $921,793 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

96 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 97
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 390,072,366 $ – $ 390,072,366
Collateralized Mortgage Obligations   – 279,402 – 279,402
Commercial Mortgage-Backed Securities – 19,766,854 – 19,766,854
Corporate Bonds – 528,085,566 – 528,085,566
Futures Contracts 97,349 – – 97,349
Mortgage-Backed Securities – 19,737,983 – 19,737,983
Repurchase Agreements – 65,951,346 – 65,951,346
U.S. Treasury Obligations – 291,211,457 – 291,211,457
Total Assets $ 97,349 $ 1,315,104,974 $ – $ 1,315,202,323
Liabilities:
Futures Contracts $ (36,980) $ – $ – $ (36,980)
Total Liabilities $ (36,980) $ – $ – $ (36,980)
Total $ 60,369 $ 1,315,104,974 $ – $ 1,315,165,343
As of September 30, 2024, the Fund held one collateralized mortgage obligation investment that was categorized as a Level 3 investment which was valued at $0.
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) (2) (2)
Realized Gains (Losses) (81) (81)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 83 83
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2024 $ 83 $ 83

98 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of September 30, 2024, the Fund had no open swap contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

NVIT Loomis Short Term Bond Fund - September 30, 2024 (Unaudited) - Statement of Investments - 99
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of September 30, 2024, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty

100 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 97,349
Total $ 97,349
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (36,980)
Total $ (36,980)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 181,061 184,758
Series 2023-1, Class A,
5.80%, 1/15/2036 100,699 105,684
Series 2024-1, Class AA,
5.45%, 2/15/2037 50,000 52,035
Series 2024-1, Class A,
5.88%, 2/15/2037 25,000 25,755
368,232
Automobiles 0.0%
†
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 210,000 212,560
Credit Card 0.2%
American Express Credit
Account Master Trust
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,488,981
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 520,503
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,509,221
3,518,705
Other 0.0%
†
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029 1,000,000 1,001,467
Total Asset-Backed Securities
(cost $5,062,175)
5,100,964
Commercial Mortgage-Backed Securities 1.6%
BANK, Series 2020-
BN25, Class C, 3.47%,
1/15/2063(a) 100,000 83,828
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,343,735
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 987,153
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,841,630
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,285,453
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 190,000 195,607
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 571,615
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,450,382
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,654,924
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,232,121
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,491,224 2,438,629
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,910,000 2,003,577
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,296,052
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 866,475
Series K115, Class A2,
1.38%, 6/25/2030 960,000 833,093
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,731,358
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,735,834
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 1,005,465
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,414,561
FNMA ACES REMICS, Series
2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,323,383 1,306,748
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,120,850
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,641,765
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,485,463
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,458,781
Total Commercial Mortgage-Backed
Securities
(cost $39,352,842) 36,985,099
Corporate Bonds 24.8%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
2.20%, 2/4/2026 550,000 529,644
2.25%, 6/15/2026 500,000 477,157
5.04%, 5/1/2027(b) 500,000 501,513
6.26%, 5/1/2027(b)(c) 100,000 103,292
3.20%, 3/1/2029(b) 150,000 138,844
6.30%, 5/1/2029(b)(c) 80,000 84,167
2.95%, 2/1/2030(b) 85,000 75,979
5.15%, 5/1/2030(b) 400,000 400,961
6.39%, 5/1/2031(b)(c) 80,000 85,067
6.53%, 5/1/2034(b)(c) 200,000 214,653

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
3.25%, 2/1/2035 100,000 81,403
5.71%, 5/1/2040(b) 350,000 341,492
3.90%, 5/1/2049 200,000 144,888
3.75%, 2/1/2050(b) 200,000 140,604
5.81%, 5/1/2050(b) 500,000 483,059
6.86%, 5/1/2054(c) 120,000 131,713
5.93%, 5/1/2060 360,000 344,832
7.01%, 5/1/2064(c) 120,000 132,213
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 195,642
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 43,030
2.63%, 11/15/2027 300,000 288,810
3.63%, 4/1/2030(b) 200,000 195,507
2.25%, 6/1/2031 30,000 26,639
2.85%, 6/1/2041 50,000 38,633
4.25%, 4/1/2050(b) 200,000 180,655
General Electric Co. ,
Series A, 6.75%,
3/15/2032(b) 300,000 344,519
5.88%, 1/14/2038 90,000 98,634
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 194,676
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 100,000 102,637
4.40%, 6/15/2028(b) 98,000 98,411
5.05%, 6/1/2029(b) 50,000 51,500
2.90%, 12/15/2029(b) 100,000 93,195
1.80%, 1/15/2031 185,000 157,503
5.25%, 6/1/2031 45,000 46,839
5.40%, 7/31/2033(b) 95,000 99,232
5.35%, 6/1/2034 35,000 36,411
4.85%, 4/27/2035 90,000 90,179
5.50%, 8/15/2054 50,000 52,131
Leidos, Inc. ,
2.30%, 2/15/2031 98,000 85,138
Lockheed Martin Corp. ,
3.55%, 1/15/2026 126,000 125,123
4.50%, 2/15/2029 45,000 45,821
3.90%, 6/15/2032 50,000 48,986
5.25%, 1/15/2033 25,000 26,622
4.80%, 8/15/2034 50,000 51,256
3.60%, 3/1/2035(b) 110,000 102,391
4.07%, 12/15/2042 393,000 356,533
4.70%, 5/15/2046(b) 250,000 244,661
4.09%, 9/15/2052 300,000 262,016
4.15%, 6/15/2053(b) 100,000 88,144
5.70%, 11/15/2054(b) 25,000 27,877
4.30%, 6/15/2062(b) 100,000 88,320
5.90%, 11/15/2063(b) 130,000 150,334
Northrop Grumman Corp. ,
3.25%, 1/15/2028 400,000 388,700
4.60%, 2/1/2029 50,000 50,744
4.70%, 3/15/2033 100,000 101,495
4.90%, 6/1/2034 50,000 51,121
4.75%, 6/1/2043(b) 250,000 240,715
4.03%, 10/15/2047 400,000 344,133
4.95%, 3/15/2053(b) 75,000 73,365
5.20%, 6/1/2054(b) 100,000 101,821
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp. ,
5.00%, 2/27/2026(b) 75,000 75,726
5.75%, 11/8/2026(b) 75,000 77,320
4.13%, 11/16/2028 250,000 249,371
5.75%, 1/15/2029 75,000 79,435
6.00%, 3/15/2031 175,000 190,331
1.90%, 9/1/2031(b) 50,000 42,510
2.38%, 3/15/2032 185,000 160,701
5.15%, 2/27/2033 125,000 129,953
6.10%, 3/15/2034 110,000 121,438
4.70%, 12/15/2041 50,000 47,415
4.50%, 6/1/2042 700,000 651,135
3.75%, 11/1/2046(b) 100,000 81,691
4.63%, 11/16/2048 400,000 369,944
3.03%, 3/15/2052 195,000 136,270
5.38%, 2/27/2053(b) 95,000 97,631
6.40%, 3/15/2054(b) 50,000 59,035
12,471,486
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 95,059
3.90%, 2/1/2035(b) 380,000 353,870
4.55%, 4/1/2046 500,000 445,892
5.25%, 5/15/2050(b) 200,000 197,286
GXO Logistics, Inc. ,
6.25%, 5/6/2029(b) 25,000 26,311
6.50%, 5/6/2034 25,000 26,596
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 97,269
4.88%, 3/3/2033(b) 60,000 62,085
5.15%, 5/22/2034(b) 75,000 78,828
6.20%, 1/15/2038(b) 295,000 337,517
3.40%, 9/1/2049(b) 320,000 248,304
5.30%, 4/1/2050(b) 150,000 155,981
5.05%, 3/3/2053(b) 60,000 60,055
5.50%, 5/22/2054(b) 75,000 79,995
5.60%, 5/22/2064 75,000 80,362
2,345,410
Automobile Components 0.0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 98,453
5.40%, 3/15/2049 50,000 46,269
3.10%, 12/1/2051(b) 132,000 83,919
4.15%, 5/1/2052(b) 100,000 77,531
BorgWarner, Inc. ,
2.65%, 7/1/2027(b) 55,000 52,847
Lear Corp. ,
2.60%, 1/15/2032 50,000 42,641
5.25%, 5/15/2049 150,000 140,929
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,733
5.50%, 3/21/2033(b) 20,000 21,278
589,600
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032(b) 100,000 85,163
6.10%, 8/19/2032 100,000 102,497
4.75%, 1/15/2043(b) 200,000 165,732
5.29%, 12/8/2046 300,000 272,093

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co. ,
6.13%, 10/1/2025 400,000 403,792
4.20%, 10/1/2027 250,000 247,854
6.80%, 10/1/2027 100,000 105,881
5.40%, 10/15/2029 60,000 61,512
5.60%, 10/15/2032 90,000 92,836
6.60%, 4/1/2036(b) 106,000 114,694
5.15%, 4/1/2038(b) 250,000 239,667
6.25%, 10/2/2043(b) 300,000 307,859
5.20%, 4/1/2045 250,000 229,145
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027(b) 78,000 75,336
2.97%, 3/10/2032(b) 100,000 91,283
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 302,971
Toyota Motor Corp. ,
5.12%, 7/13/2028 25,000 26,041
5.12%, 7/13/2033(b) 25,000 26,723
2,951,079
Banks 4.5%
Australia & New Zealand
Banking Group Ltd. ,
5.00%, 3/18/2026(b) 250,000 253,167
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(b)(d) 200,000 212,110
Banco Santander SA ,
5.18%, 11/19/2025 200,000 200,266
5.29%, 8/18/2027 400,000 409,142
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(d) 200,000 189,462
3.80%, 2/23/2028 600,000 586,588
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(d) 200,000 198,090
5.59%, 8/8/2028(b) 200,000 208,198
5.44%, 7/15/2031 200,000 209,129
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(d) 200,000 177,137
6.92%, 8/8/2033 200,000 221,310
6.94%, 11/7/2033 200,000 231,591
Bank of America Corp. ,
4.45%, 3/3/2026 125,000 125,172
3.50%, 4/19/2026(b) 290,000 287,163
4.25%, 10/22/2026 435,000 434,781
(SOFR + 1.01%), 1.20%,
10/24/2026(d) 200,000 193,007
(SOFR + 1.29%), 5.08%,
1/20/2027(b)(d) 220,000 221,788
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(d) 100,000 98,754
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 0.96%), 1.73%,
7/22/2027(d) 850,000 811,485
(SOFR + 1.34%), 5.93%,
9/15/2027(b)(d) 125,000 128,713
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 494,590
(SOFR + 1.05%), 2.55%,
2/4/2028(d) 280,000 269,019
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(d) 260,000 260,412
(SOFR + 2.04%), 4.95%,
7/22/2028(d) 250,000 254,394
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 70,000 73,889
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(b)(d) 600,000 583,681
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(d) 215,000 221,065
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(d) 100,000 92,346
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(b)(d) 600,000 598,419
(SOFR + 1.57%), 5.82%,
9/15/2029(b)(d) 125,000 131,548
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 300,000 294,776
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(d) 200,000 185,748
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(d) 200,000 181,310
(SOFR + 2.15%), 2.59%,
4/29/2031(b)(d) 600,000 544,105
(SOFR + 1.37%), 1.92%,
10/24/2031(d) 400,000 344,656
(SOFR + 1.32%), 2.69%,
4/22/2032(b)(d) 630,000 561,878
(SOFR + 1.22%), 2.30%,
7/21/2032(d) 100,000 86,565
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 245,514
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 350,000 313,440
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(d) 290,000 288,607
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(d) 665,000 682,255
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 680,000 706,981
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(d) 375,000 404,572
(SOFR + 1.65%), 5.47%,
1/23/2035(b)(d) 460,000 483,738
(SOFR + 1.91%), 5.43%,
8/15/2035(b)(d) 150,000 153,765

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(b)(d) 300,000 253,140
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(b)(d) 350,000 331,722
7.75%, 5/14/2038 200,000 252,721
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(d) 100,000 91,454
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 225,563
5.88%, 2/7/2042(b) 250,000 279,441
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 300,000 243,624
5.00%, 1/21/2044 50,000 50,868
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(d) 300,000 277,036
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(b)(d) 300,000 272,458
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 600,000 521,239
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 60,000 41,480
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(d) 50,000 35,487
Bank of America NA ,
5.53%, 8/18/2026 250,000 256,686
Bank of Montreal ,
5.30%, 6/5/2026(b) 40,000 40,734
1.25%, 9/15/2026(b) 300,000 284,017
2.65%, 3/8/2027 100,000 96,702
5.37%, 6/4/2027 75,000 77,569
Series f2f, (SOFR + 0.88%),
4.57%, 9/10/2027(d) 25,000 25,187
Series H, 4.70%,
9/14/2027(b) 150,000 152,600
5.20%, 2/1/2028(b) 150,000 154,678
5.72%, 9/25/2028 100,000 105,400
(SOFR + 1.25%), 4.64%,
9/10/2030(d) 25,000 25,259
5.51%, 6/4/2031 75,000 79,003
(USD Swap Semi 5
Year + 1.43%), 3.80%,
12/15/2032(d) 99,000 96,211
Bank of Nova Scotia (The) ,
4.75%, 2/2/2026(b) 60,000 60,396
1.05%, 3/2/2026(b) 250,000 239,296
1.35%, 6/24/2026(b) 300,000 286,578
1.30%, 9/15/2026(b) 200,000 189,454
5.35%, 12/7/2026(b) 50,000 51,267
1.95%, 2/2/2027 50,000 47,589
5.40%, 6/4/2027(b) 25,000 25,779
5.25%, 6/12/2028(b) 40,000 41,425
(SOFR + 1.00%), 4.40%,
9/8/2028(b)(d) 25,000 25,086
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
5.45%, 8/1/2029 25,000 26,158
4.85%, 2/1/2030(b) 60,000 61,400
2.15%, 8/1/2031(b) 300,000 259,714
2.45%, 2/2/2032(b) 50,000 43,577
(SOFR + 1.44%), 4.74%,
11/10/2032(d) 25,000 25,079
5.65%, 2/1/2034 50,000 53,537
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 92,000 87,512
Barclays plc ,
5.20%, 5/12/2026(b) 500,000 503,120
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.33%, 11/2/2026(d) 200,000 205,221
(SOFR + 2.21%), 5.83%,
5/9/2027(b)(d) 200,000 203,803
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(d) 400,000 381,428
4.34%, 1/10/2028 200,000 198,748
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(d) 200,000 205,166
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 216,014
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(d) 400,000 404,450
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(d) 200,000 200,641
(SOFR + 1.56%), 4.94%,
9/10/2030(d) 200,000 201,653
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(b)(d) 200,000 230,906
(SOFR + 2.98%), 6.22%,
5/9/2034(d) 400,000 430,946
(SOFR + 2.62%), 6.69%,
9/13/2034(d) 200,000 222,411
(SOFR + 1.91%), 5.34%,
9/10/2035(d) 200,000 202,226
5.25%, 8/17/2045(b) 205,000 207,774
4.95%, 1/10/2047(b) 200,000 193,222
Canadian Imperial Bank of
Commerce ,
1.25%, 6/22/2026(b) 200,000 190,460
5.62%, 7/17/2026 25,000 25,630
5.93%, 10/2/2026(b) 50,000 51,660
3.45%, 4/7/2027 80,000 78,567
5.24%, 6/28/2027(b) 50,000 51,373

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce,
(SOFR + 0.93%), 4.51%,
9/11/2027(b)(d) 50,000 50,259
5.00%, 4/28/2028 60,000 61,461
5.99%, 10/3/2028 50,000 53,110
5.26%, 4/8/2029(b) 75,000 77,935
(SOFR + 1.34%), 4.63%,
9/11/2030(b)(d) 50,000 50,320
6.09%, 10/3/2033 50,000 54,617
Citibank NA ,
5.44%, 4/30/2026(b) 250,000 254,855
4.93%, 8/6/2026(b) 250,000 253,683
5.49%, 12/4/2026 250,000 257,213
5.80%, 9/29/2028(b) 250,000 264,643
4.84%, 8/6/2029(b) 250,000 255,838
5.57%, 4/30/2034(b) 250,000 266,701
Citigroup, Inc. ,
4.60%, 3/9/2026(b) 350,000 350,930
3.40%, 5/1/2026(b) 500,000 493,428
3.20%, 10/21/2026(b) 500,000 489,737
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(d) 285,000 271,529
4.45%, 9/29/2027 500,000 500,696
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(d) 500,000 494,977
(SOFR + 1.28%), 3.07%,
2/24/2028(b)(d) 400,000 388,762
(SOFR + 1.89%), 4.66%,
5/24/2028(d) 70,000 70,592
(SOFR + 1.36%), 5.17%,
2/13/2030(b)(d) 605,000 621,481
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(b)(d) 250,000 244,819
(SOFR + 1.34%), 4.54%,
9/19/2030(d) 200,000 200,232
(SOFR + 1.42%), 2.98%,
11/5/2030(b)(d) 200,000 186,122
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 100,000 91,107
(SOFR + 3.91%), 4.41%,
3/31/2031(b)(d) 300,000 297,918
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 269,974
(SOFR + 1.17%), 2.56%,
5/1/2032(b)(d) 245,000 215,336
6.63%, 6/15/2032 83,000 91,948
(SOFR + 1.35%), 3.06%,
1/25/2033(d) 450,000 401,926
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 90,000 84,308
(SOFR + 2.09%), 4.91%,
5/24/2033(d) 335,000 337,668
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(d) 200,000 219,703
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(d) 445,000 474,813
(SOFR + 2.06%), 5.83%,
2/13/2035(b)(d) 175,000 182,761
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.45%), 5.45%,
6/11/2035(b)(d) 200,000 208,603
8.13%, 7/15/2039 350,000 464,402
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(d) 100,000 99,718
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(d) 300,000 307,469
6.68%, 9/13/2043(b) 150,000 176,879
4.65%, 7/23/2048(b) 200,000 188,666
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(b)(d) 96,000 99,866
2.50%, 2/6/2030 170,000 151,237
(SOFR + 1.91%), 5.72%,
7/23/2032(b)(d) 50,000 51,853
(SOFR + 2.33%), 6.65%,
4/25/2035(b)(d) 100,000 109,789
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 40,000 39,600
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 242,028
(SOFR + 2.16%), 5.98%,
1/30/2030(b)(d) 72,000 74,224
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041(b) 175,000 184,849
5.25%, 8/4/2045(b) 250,000 257,792
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(d) 40,000 39,546
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(d) 60,000 63,201
(SOFR + 2.34%), 6.34%,
7/27/2029(b)(d) 106,000 112,670
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(d) 60,000 60,463
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(d) 100,000 104,452
(SOFR + 1.66%), 4.34%,
4/25/2033(d) 40,000 38,428
Fifth Third Bank NA ,
3.85%, 3/15/2026(b) 300,000 296,803
2.25%, 2/1/2027 295,000 281,772
HSBC Holdings plc ,
(SOFR + 3.03%), 7.34%,
11/3/2026(b)(d) 300,000 308,488
(SOFR + 1.57%), 5.89%,
8/14/2027(b)(d) 400,000 410,855
(SOFR + 1.06%), 5.60%,
5/17/2028(b)(d) 200,000 205,613
(SOFR + 2.11%), 4.76%,
6/9/2028(d) 200,000 201,434

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(d) 215,000 232,759
(SOFR + 1.97%), 6.16%,
3/9/2029(d) 400,000 421,138
(SOFR + 1.29%), 2.21%,
8/17/2029(b)(d) 200,000 183,374
(SOFR + 1.46%), 5.55%,
3/4/2030(d) 200,000 207,929
4.95%, 3/31/2030(b) 200,000 205,004
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(d) 200,000 194,876
(SOFR + 1.95%), 2.36%,
8/18/2031(d) 300,000 263,732
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(d) 200,000 210,686
(SOFR + 1.19%), 2.80%,
5/24/2032(d) 220,000 194,651
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(d) 200,000 197,214
(SOFR + 2.87%), 5.40%,
8/11/2033(b)(d) 300,000 310,771
(SOFR + 4.25%), 8.11%,
11/3/2033(b)(d) 300,000 356,714
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(d) 200,000 218,480
(SOFR + 3.02%), 7.40%,
11/13/2034(d) 200,000 229,642
(SOFR + 1.78%), 5.72%,
3/4/2035(d) 200,000 212,535
6.50%, 5/2/2036 200,000 217,143
6.50%, 9/15/2037 200,000 219,626
6.80%, 6/1/2038 200,000 225,618
(SOFR + 2.65%), 6.33%,
3/9/2044(b)(d) 200,000 225,914
5.25%, 3/14/2044(b) 250,000 248,452
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 30,039
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 100,000 104,106
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 250,000 203,602
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(d) 250,000 250,187
ING Groep NV ,
3.95%, 3/29/2027 300,000 297,620
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(d) 400,000 397,073
4.55%, 10/2/2028(b) 200,000 201,475
(SOFR + 1.44%), 5.34%,
3/19/2030(b)(d) 200,000 207,001
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV,
(SOFR + 1.77%), 5.55%,
3/19/2035(b)(d) 200,000 209,636
JPMorgan Chase & Co. ,
3.30%, 4/1/2026(b) 500,000 493,713
2.95%, 10/1/2026(b) 1,000,000 980,043
(SOFR + 0.80%), 1.05%,
11/19/2026(d) 250,000 240,233
8.00%, 4/29/2027 290,000 317,988
(SOFR + 0.77%), 1.47%,
9/22/2027(d) 200,000 189,437
4.25%, 10/1/2027(b) 500,000 503,481
(SOFR + 1.33%), 6.07%,
10/22/2027(d) 170,000 176,188
(SOFR + 1.19%), 5.04%,
1/23/2028(d) 80,000 81,338
(SOFR + 1.17%), 2.95%,
2/24/2028(d) 85,000 82,438
(SOFR + 0.93%), 5.57%,
4/22/2028(b)(d) 175,000 180,437
(SOFR + 1.56%), 4.32%,
4/26/2028(d) 360,000 360,719
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(d) 500,000 490,959
(SOFR + 0.93%), 4.98%,
7/22/2028(b)(d) 50,000 50,975
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(d) 180,000 183,139
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(d) 300,000 296,799
(SOFR + 1.02%), 2.07%,
6/1/2029(d) 500,000 462,592
(SOFR + 1.45%), 5.30%,
7/24/2029(d) 235,000 243,155
(SOFR + 1.57%), 6.09%,
10/23/2029(b)(d) 165,000 175,895
(SOFR + 1.31%), 5.01%,
1/23/2030(d) 175,000 179,481
(SOFR + 1.16%), 5.58%,
4/22/2030(b)(d) 175,000 183,678
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(d) 250,000 243,157
(SOFR + 1.75%), 4.57%,
6/14/2030(d) 200,000 201,801
(SOFR + 1.13%), 5.00%,
7/22/2030(b)(d) 125,000 128,528
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(d) 400,000 363,324
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(d) 75,000 66,888
(SOFR + 1.18%), 2.55%,
11/8/2032(d) 510,000 448,618
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 130,000 116,988
(SOFR + 1.80%), 4.59%,
4/26/2033(b)(d) 35,000 35,007

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 790,000 806,889
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 270,000 286,271
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 525,000 549,368
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 135,000 150,146
(SOFR + 1.62%), 5.34%,
1/23/2035(b)(d) 245,000 256,086
(SOFR + 1.49%), 5.77%,
4/22/2035(b)(d) 350,000 377,166
(SOFR + 1.46%), 5.29%,
7/22/2035(b)(d) 275,000 286,807
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(b)(d) 500,000 456,793
5.60%, 7/15/2041(b) 400,000 434,663
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 300,000 221,357
4.85%, 2/1/2044(b) 500,000 497,970
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(b)(d) 750,000 680,106
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 250,000 215,908
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(d) 600,000 443,309
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 200,000 154,182
KeyBank NA ,
5.85%, 11/15/2027 250,000 259,230
6.95%, 2/1/2028 225,000 238,406
KeyCorp ,
2.25%, 4/6/2027 50,000 47,293
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(d) 105,000 102,795
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(d) 80,000 86,981
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 493,080
4.38%, 2/15/2033(b) 200,000 198,851
5.63%, 10/23/2033 200,000 217,211
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026(b) 850,000 814,801
2.88%, 4/3/2028(b) 1,000,000 976,223
3.88%, 6/15/2028 1,200,000 1,211,279
4.13%, 7/15/2033(b) 400,000 407,637
4.38%, 2/28/2034 1,000,000 1,039,899
0.00%, 6/29/2037(e) 750,000 449,464
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 964,246
Lloyds Banking Group plc ,
4.58%, 12/10/2025 350,000 348,764
4.65%, 3/24/2026(b) 200,000 199,603
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(b)(d) 200,000 205,280
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(d) 200,000 204,481
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(d) 200,000 196,968
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(d) 300,000 312,913
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(b)(d) 200,000 234,037
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(d) 200,000 210,399
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(b)(d) 300,000 223,268
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(d) 40,000 40,054
(SOFR + 1.85%), 5.05%,
1/27/2034(d) 88,000 87,287
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028(b) 250,000 251,316
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026(b) 200,000 198,778
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(b)(d) 200,000 190,395
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(d) 200,000 189,658
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(d) 200,000 191,388

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(d) 300,000 306,120
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(b)(d) 200,000 205,968
3.74%, 3/7/2029(b) 600,000 589,845
3.20%, 7/18/2029(b) 500,000 476,485
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(b)(d) 300,000 260,289
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(d) 200,000 177,645
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(d) 300,000 309,180
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(d) 200,000 210,728
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
5.43%, 4/17/2035(d) 200,000 210,254
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.23%, 5/22/2027(d) 200,000 190,012
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(d) 200,000 190,274
3.17%, 9/11/2027(b) 250,000 242,739
4.02%, 3/5/2028(b) 300,000 297,679
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(b)(d) 200,000 209,196
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(b)(d) 400,000 351,818
2.56%, 9/13/2031 200,000 171,644
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(d) 200,000 213,323
Morgan Stanley Bank NA ,
5.88%, 10/30/2026(b) 250,000 259,008
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 250,000 257,881
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 350,000 341,168
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
National Australia Bank Ltd.,
3.91%, 6/9/2027 250,000 249,706
4.79%, 1/10/2029(b) 250,000 256,846
NatWest Group plc ,
4.80%, 4/5/2026(b) 300,000 301,372
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(d) 300,000 308,834
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(d) 200, 000 190,641
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(d) 200,000 193,228
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(b)(d) 400,000 404,165
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(d) 200,000 203,721
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(d) 200,000 212,683
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029(b) 860,000 875,278
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 94,656
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(d) 140,000 140,507
(SOFR + 0.80%), 5.10%,
7/23/2027(d) 100,000 101,435
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(d) 75,000 78,380
(SOFR + 1.34%), 5.30%,
1/21/2028(d) 25,000 25,584
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(d) 135,000 139,525
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(d) 362,000 376,799
2.55%, 1/22/2030(b) 500,000 458,604
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 100,000 104,497
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(d) 200,000 174,416
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(d) 300,000 324,132
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(d) 125,000 126,732

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 100,000 107,831
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(d) 185,000 211,821
(SOFR + 1.90%), 5.68%,
1/22/2035(d) 200,000 212,023
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(d) 50,000 52,140
Regions Financial Corp. ,
1.80%, 8/12/2028 200,000 180,612
(SOFR + 1.49%), 5.72%,
6/6/2030(b)(d) 50,000 51,797
(SOFR + 2.06%), 5.50%,
9/6/2035(d) 86,000 87,516
Royal Bank of Canada ,
4.88%, 1/12/2026(b) 100,000 100,961
1.20%, 4/27/2026 100,000 95,693
1.15%, 7/14/2026(b) 200,000 189,834
5.20%, 7/20/2026(b) 75,000 76,581
1.40%, 11/2/2026(b) 300,000 284,357
4.88%, 1/19/2027 50,000 50,934
2.05%, 1/21/2027 200,000 191,610
3.63%, 5/4/2027 40,000 39,624
(SOFR + 0.79%), 5.07%,
7/23/2027(d) 75,000 76,145
4.24%, 8/3/2027(b) 90,000 90,553
6.00%, 11/1/2027(b) 146,000 154,084
4.90%, 1/12/2028(b) 100,000 102,375
5.20%, 8/1/2028 75,000 77,927
4.95%, 2/1/2029 50,000 51,562
(SOFR + 1.10%), 4.97%,
8/2/2030(d) 75,000 76,930
2.30%, 11/3/2031(b) 200,000 174,950
3.88%, 5/4/2032 40,000 38,619
5.00%, 2/1/2033(b) 100,000 103,474
5.00%, 5/2/2033(b) 80,000 82,768
5.15%, 2/1/2034(b) 50,000 51,995
Santander Holdings USA, Inc. ,
3.24%, 10/5/2026 300,000 291,872
4.40%, 7/13/2027 78,000 77,802
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(d) 125,000 118,485
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 60,000 62,830
(SOFR + 2.70%), 6.57%,
6/12/2029(d) 24,000 25,214
(SOFR + 2.50%), 6.17%,
1/9/2030(b)(d) 40,000 41,755
(SOFR + 3.28%), 7.66%,
11/9/2031(d) 50,000 56,212
(SOFR + 2.14%), 6.34%,
5/31/2035(d) 35,000 36,715
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(d) 300,000 306,275
(SOFR + 1.22%), 2.47%,
1/11/2028(d) 200,000 190,521
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc,
(SOFR + 2.60%), 6.53%,
1/10/2029(b)(d) 200,000 211,892
Sumitomo Mitsui Financial
Group, Inc. ,
3.78%, 3/9/2026(b) 450,000 446,988
2.63%, 7/14/2026(b) 400,000 389,109
1.40%, 9/17/2026(b) 200,000 189,552
3.36%, 7/12/2027(b) 300,000 294,282
5.72%, 9/14/2028(b) 200,000 210,012
1.90%, 9/17/2028(b) 200,000 182,692
3.04%, 7/16/2029 400,000 376,809
3.20%, 9/17/2029(b) 500,000 471,851
5.71%, 1/13/2030(b) 500,000 529,546
2.75%, 1/15/2030(b) 200,000 183,893
5.81%, 9/14/2033(b) 200,000 216,642
2.93%, 9/17/2041(b) 300,000 229,957
Toronto-Dominion Bank (The) ,
0.75%, 1/6/2026(b) 200,000 191,620
1.20%, 6/3/2026(b) 200,000 190,685
5.53%, 7/17/2026(b) 75,000 76,924
1.25%, 9/10/2026(b) 100,000 94,875
5.26%, 12/11/2026(b) 35,000 35,870
1.95%, 1/12/2027(b) 100,000 95,839
2.80%, 3/10/2027 100,000 96,951
4.98%, 4/5/2027(b) 75,000 76,526
4.11%, 6/8/2027 100,000 99,989
4.69%, 9/15/2027 90,000 91,428
5.52%, 7/17/2028 75,000 78,459
4.99%, 4/5/2029 75,000 77,283
2.00%, 9/10/2031 100,000 86,695
2.45%, 1/12/2032 100,000 87,610
3.20%, 3/10/2032 100,000 91,630
4.46%, 6/8/2032(b) 355,000 352,690
Truist Bank ,
2.25%, 3/11/2030(b) 300,000 264,643
Truist Financial Corp. ,
(SOFR + 1.63%), 5.90%,
10/28/2026(d) 100,000 101,286
(SOFR + 2.05%), 6.05%,
6/8/2027(b)(d) 55,000 56,438
1.13%, 8/3/2027 300,000 275,672
(SOFR + 1.37%), 4.12%,
6/6/2028(d) 65,000 64,532
(SOFR + 1.44%), 4.87%,
1/26/2029(d) 80,000 80,853
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(d) 300,000 274,443
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 30,000 32,884
(SOFR + 1.62%), 5.44%,
1/24/2030(b)(d) 25,000 25,876
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 75,000 76,816
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 90,000 88,258
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(d) 100,000 107,942
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 30,329

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 245,000 260,456
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(d) 160,000 168,558
US Bancorp ,
(SOFR + 1.43%), 5.73%,
10/21/2026(b)(d) 300,000 303,723
Series X, 3.15%, 4/27/2027 300,000 294,023
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 25,000 26,254
(SOFR + 0.73%), 2.22%,
1/27/2028(d) 100,000 95,482
3.90%, 4/26/2028(b) 500,000 495,467
(SOFR + 1.66%), 4.55%,
7/22/2028(d) 105,000 105,828
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(d) 100,000 100,968
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(d) 40,000 41,921
(SOFR + 1.56%), 5.38%,
1/23/2030(d) 200,000 207,702
(SOFR + 1.25%), 5.10%,
7/23/2030(b)(d) 115,000 118,371
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(d) 100,000 87,584
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(d) 115,000 114,774
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(d) 200,000 213,333
(SOFR + 1.60%), 4.84%,
2/1/2034(d) 100,000 99,930
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(d) 300,000 320,318
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 100,000 106,000
Wells Fargo & Co. ,
3.00%, 4/22/2026 500,000 491,203
3.00%, 10/23/2026(b) 200,000 195,472
4.30%, 7/22/2027(b) 200,000 200,459
(SOFR + 1.51%), 3.53%,
3/24/2028(d) 200,000 196,213
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 170,000 175,540
(SOFR + 2.10%), 2.39%,
6/2/2028(b)(d) 800,000 760,654
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 125,000 126,460
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 210,000 218,485
(SOFR + 1.79%), 6.30%,
10/23/2029(b)(d) 185,000 197,942
(SOFR + 1.50%), 5.20%,
1/23/2030(d) 140,000 144,328
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 500,000 463,754
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(d) 300,000 272,421
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(d) 250,000 250,283
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(d) 200,000 182,835
(SOFR + 2.10%), 4.90%,
7/25/2033(b)(d) 175,000 177,006
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 1,040,000 1,078,683
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 265,000 278,030
(SOFR + 2.06%), 6.49%,
10/23/2034(b)(d) 215,000 240,256
(SOFR + 1.78%), 5.50%,
1/23/2035(b)(d) 360,000 377,384
(SOFR + 2.53%), 3.07%,
4/30/2041(d) 600,000 473,179
5.38%, 11/2/2043 250,000 252,054
4.65%, 11/4/2044(b) 300,000 274,092
4.90%, 11/17/2045(b) 300,000 281,428
4.40%, 6/14/2046 200,000 175,090
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 500,000 490,242
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 300,000 277,285
Wells Fargo Bank NA ,
5.45%, 8/7/2026(b) 500,000 511,939
5.25%, 12/11/2026(b) 250,000 256,264
Westpac Banking Corp. ,
5.51%, 11/17/2025(b) 75,000 76,144
5.20%, 4/16/2026 75,000 76,327
1.15%, 6/3/2026(b) 200,000 190,818
5.46%, 11/18/2027(b) 200,000 208,417
3.40%, 1/25/2028(b) 300,000 294,060
5.54%, 11/17/2028 75,000 79,365
1.95%, 11/20/2028 200,000 184,190
5.05%, 4/16/2029 75,000 77,946
2.65%, 1/16/2030(b) 120,000 111,522
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(b)(d) 300,000 297,873
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(d) 500,000 483,548
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(b)(d) 85,000 73,771
3.13%, 11/18/2041 65,000 49,730
105,336,024
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 510,000 512,054
4.90%, 2/1/2046 770,000 758,330

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 143,654
4.90%, 2/1/2046 300,000 295,025
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 250,607
4.75%, 1/23/2029 900,000 923,446
3.50%, 6/1/2030(b) 400,000 388,275
5.00%, 6/15/2034(b) 50,000 52,108
4.60%, 4/15/2048(b) 71,000 67,488
4.44%, 10/6/2048(b) 331,000 306,330
5.55%, 1/23/2049(b) 350,000 377,302
4.75%, 4/15/2058 150,000 144,043
5.80%, 1/23/2059(b) 150,000 169,003
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 40,000 40,942
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 488,542
3.45%, 3/25/2030(b) 200,000 195,110
2.00%, 3/5/2031(b) 95,000 84,021
2.25%, 1/5/2032(b) 300,000 266,776
5.00%, 5/13/2034 75,000 79,031
4.65%, 8/14/2034 50,000 51,204
2.88%, 5/5/2041 300,000 237,004
2.60%, 6/1/2050 400,000 270,953
3.00%, 3/5/2051(b) 135,000 99,080
2.50%, 3/15/2051 156,000 102,163
5.30%, 5/13/2054 75,000 79,886
5.20%, 1/14/2055 50,000 52,460
5.40%, 5/13/2064(b) 75,000 80,272
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029(b) 50,000 51,989
5.45%, 6/1/2034 50,000 52,696
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 139,148
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 491,208
4.80%, 1/15/2029(b) 25,000 25,454
2.88%, 5/1/2030 100,000 92,189
2.25%, 8/1/2031 405,000 350,140
4.90%, 5/1/2033 60,000 60,626
Diageo Capital plc ,
2.38%, 10/24/2029(b) 210,000 193,344
2.00%, 4/29/2030(b) 200,000 178,256
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 304,876
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 150,000 119,400
Keurig Dr Pepper, Inc. ,
5.10%, 3/15/2027 25,000 25,566
4.60%, 5/25/2028(b) 104,000 105,306
5.05%, 3/15/2029 25,000 25,800
3.95%, 4/15/2029(b) 50,000 49,406
Series 10, 5.20%, 3/15/2031 25,000 26,101
4.05%, 4/15/2032(b) 50,000 48,753
5.30%, 3/15/2034(b) 25,000 26,152
4.50%, 4/15/2052(b) 250,000 226,677
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 186,412
5.00%, 5/1/2042(b) 250,000 244,781
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Molson Coors Beverage Co.,
4.20%, 7/15/2046(b) 150,000 129,406
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 25,000 25,405
4.55%, 2/16/2029 25,000 25,545
4.70%, 2/16/2034 25,000 25,525
PepsiCo, Inc. ,
5.25%, 11/10/2025 50,000 50,689
4.55%, 2/13/2026 60,000 60,478
2.38%, 10/6/2026 84,000 81,650
5.13%, 11/10/2026 50,000 51,281
3.00%, 10/15/2027(b) 300,000 293,245
3.60%, 2/18/2028 25,000 24,833
4.45%, 5/15/2028 60,000 61,269
4.50%, 7/17/2029 50,000 51,533
2.75%, 3/19/2030(b) 700,000 655,605
1.63%, 5/1/2030 130,000 114,447
1.40%, 2/25/2031(b) 200,000 169,663
1.95%, 10/21/2031 100,000 86,846
3.90%, 7/18/2032(b) 35,000 34,441
4.45%, 2/15/2033(b) 60,000 62,652
4.80%, 7/17/2034 50,000 51,667
2.63%, 10/21/2041 50,000 37,358
4.45%, 4/14/2046 300,000 282,365
3.63%, 3/19/2050 200,000 163,682
2.75%, 10/21/2051 50,000 34,321
4.20%, 7/18/2052(b) 25,000 22,463
4.65%, 2/15/2053(b) 60,000 58,054
5.25%, 7/17/2054(b) 50,000 52,891
12,246,703
Biotechnology 0.4%
AbbVie, Inc. ,
3.20%, 5/14/2026 120,000 118,449
2.95%, 11/21/2026 350,000 342,628
4.80%, 3/15/2027(b) 175,000 178,394
4.80%, 3/15/2029(b) 175,000 180,102
3.20%, 11/21/2029 550,000 525,966
4.95%, 3/15/2031(b) 95,000 98,780
5.05%, 3/15/2034 275,000 287,243
4.55%, 3/15/2035 195,000 195,048
4.50%, 5/14/2035(b) 300,000 299,040
4.05%, 11/21/2039 380,000 351,011
4.40%, 11/6/2042 375,000 353,658
5.35%, 3/15/2044 55,000 58,018
4.75%, 3/15/2045 168,000 163,426
4.70%, 5/14/2045 282,000 272,885
4.88%, 11/14/2048 300,000 295,266
4.25%, 11/21/2049(b) 475,000 425,467
5.40%, 3/15/2054(b) 240,000 254,486
5.50%, 3/15/2064 45,000 48,049
Amgen, Inc. ,
5.15%, 3/2/2028 290,000 298,616
1.65%, 8/15/2028(b) 200,000 182,092
4.05%, 8/18/2029(b) 120,000 119,158
5.25%, 3/2/2030(b) 300,000 313,023
2.00%, 1/15/2032 200,000 169,952
3.35%, 2/22/2032 55,000 51,263
4.20%, 3/1/2033(b) 120,000 116,557
5.25%, 3/2/2033(b) 315,000 327,939
2.80%, 8/15/2041(b) 200,000 151,450

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc.,
5.60%, 3/2/2043(b) 290,000 304,670
4.40%, 5/1/2045 400,000 359,046
4.56%, 6/15/2048 274,000 248,287
3.38%, 2/21/2050(b) 180,000 137,147
4.66%, 6/15/2051 318,000 291,253
3.00%, 1/15/2052(b) 200,000 141,311
4.20%, 2/22/2052 25,000 21,282
4.88%, 3/1/2053(b) 55,000 51,716
5.65%, 3/2/2053 405,000 426,031
4.40%, 2/22/2062 165,000 141,211
5.75%, 3/2/2063 180,000 189,995
Biogen, Inc. ,
2.25%, 5/1/2030 200,000 178,612
3.15%, 5/1/2050(b) 230,000 159,004
3.25%, 2/15/2051(b) 130,000 91,416
Gilead Sciences, Inc. ,
3.65%, 3/1/2026(b) 145,000 143,829
1.20%, 10/1/2027 60,000 55,309
1.65%, 10/1/2030 115,000 99,290
5.25%, 10/15/2033(b) 50,000 52,735
4.00%, 9/1/2036 200,000 188,025
5.65%, 12/1/2041 200,000 214,671
4.75%, 3/1/2046 200,000 191,403
4.15%, 3/1/2047 400,000 350,467
2.80%, 10/1/2050 95,000 64,610
5.55%, 10/15/2053(b) 45,000 48,305
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 88,000 76,036
2.80%, 9/15/2050 65,000 42,778
10,446,405
Broadline Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 488,141
4.00%, 12/6/2037 200,000 184,864
4.20%, 12/6/2047(b) 500,000 438,269
Amazon.com, Inc. ,
1.00%, 5/12/2026(b) 250,000 239,029
3.30%, 4/13/2027 195,000 192,510
3.15%, 8/22/2027 250,000 245,420
4.55%, 12/1/2027(b) 400,000 408,349
1.65%, 5/12/2028 200,000 185,244
3.45%, 4/13/2029(b) 180,000 177,294
4.65%, 12/1/2029(b) 130,000 134,352
1.50%, 6/3/2030(b) 200,000 174,977
2.10%, 5/12/2031 300,000 265,568
3.60%, 4/13/2032 270,000 260,916
4.70%, 12/1/2032(b) 130,000 135,145
4.80%, 12/5/2034(b) 100,000 104,598
3.88%, 8/22/2037 200,000 188,085
2.88%, 5/12/2041 200,000 159,224
4.05%, 8/22/2047 400,000 360,010
2.50%, 6/3/2050 250,000 165,161
3.10%, 5/12/2051(b) 300,000 222,860
3.95%, 4/13/2052(b) 190,000 165,149
4.25%, 8/22/2057 250,000 226,297
2.70%, 6/3/2060 100,000 64,289
3.25%, 5/12/2061 200,000 144,959
eBay, Inc. ,
1.40%, 5/10/2026 40,000 38,253
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
eBay, Inc.,
3.60%, 6/5/2027(b) 500,000 494,362
2.70%, 3/11/2030(b) 88,000 81,138
2.60%, 5/10/2031 75,000 67,013
3.65%, 5/10/2051 100,000 76,884
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 190,243
6,278,603
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029(b) 250,000 238,361
Carlisle Cos., Inc. ,
2.75%, 3/1/2030 74,000 67,981
2.20%, 3/1/2032 100,000 84,629
Carrier Global Corp. ,
2.49%, 2/15/2027 31,000 29,956
2.72%, 2/15/2030(b) 50,000 46,226
3.38%, 4/5/2040 300,000 247,830
3.58%, 4/5/2050(b) 235,000 185,258
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 47,209
4.00%, 3/25/2032(b) 100,000 95,210
5.88%, 6/1/2033(b) 32,000 34,343
4.50%, 3/25/2052(b) 30,000 25,270
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 181,630
5.50%, 4/19/2029(b) 50,000 52,292
1.75%, 9/15/2030(b) 100,000 86,706
2.00%, 9/16/2031 100,000 85,540
4.90%, 12/1/2032 65,000 66,366
4.63%, 7/2/2044(f) 100,000 91,230
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 215,862
3.13%, 2/15/2051 60,000 41,618
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 37,156
4.30%, 7/15/2047(b) 200,000 169,155
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 250,000 230,021
2,359,849
Capital Markets 1.6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 26,453
4.50%, 5/13/2032 50,000 50,398
5.15%, 5/15/2033 45,000 46,877
Apollo Debt Solutions BDC ,
6.90%, 4/13/2029(c) 25,000 25,989
6.70%, 7/29/2031(c) 50,000 51,510
Ares Capital Corp. ,
2.15%, 7/15/2026 96,000 91,226
2.88%, 6/15/2027 100,000 94,593
2.88%, 6/15/2028 250,000 230,590
5.88%, 3/1/2029 35,000 35,841
Ares Strategic Income Fund ,
5.60%, 2/15/2030(c) 60,000 59,525

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 47,440
Bank of New York Mellon
Corp. (The) ,
1.05%, 10/15/2026(b) 100,000 94,349
2.05%, 1/26/2027 200,000 191,505
(SOFR + 1.03%), 4.95%,
4/26/2027(d) 80,000 80,774
(SOFR + 1.15%), 3.99%,
6/13/2028(d) 40,000 39,804
(SOFR + 0.84%), 4.89%,
7/21/2028(d) 75,000 76,387
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(d) 25,000 26,205
Series J, 1.90%, 1/25/2029 200,000 183,215
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(d) 100,000 101,170
3.85%, 4/26/2029 90,000 89,291
(SOFR + 1.60%), 6.32%,
10/25/2029(d) 75,000 80,673
(SOFR + 1.09%), 4.98%,
3/14/2030(b)(d) 125,000 129,107
1.80%, 7/28/2031 100,000 85,813
2.50%, 1/26/2032 100,000 88,123
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 75,000 77,605
(SOFR + 1.42%), 4.29%,
6/13/2033(b)(d) 40,000 39,253
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b)(d) 180,000 194,969
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 100,000 100,668
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(b)(d) 80,000 81,955
(SOFR + 1.85%), 6.47%,
10/25/2034(d) 75,000 84,766
(SOFR + 1.42%), 5.19%,
3/14/2035(d) 125,000 129,776
(SOFR + 1.77%), 5.61%,
7/21/2039(d) 25,000 26,241
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 25,861
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027(b) 200,000 190,604
7.30%, 11/27/2028(b)(c) 25,000 26,604
4.00%, 1/15/2029 200,000 190,390
5.95%, 7/16/2029(c) 25,000 25,455
6.25%, 1/25/2031(c) 25,000 25,682
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 25,000 25,421
2.85%, 9/30/2028 200,000 182,457
Blue Owl Capital Corp. ,
3.40%, 7/15/2026 94,000 91,003
2.88%, 6/11/2028(b) 230,000 210,690
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Capital Corp. III ,
3.13%, 4/13/2027 50,000 47,278
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(c) 50,000 51,293
5.80%, 3/15/2030(c) 100,000 99,049
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 42,827
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 148,824
Brookfield Finance, Inc. ,
4.25%, 6/2/2026(b) 40,000 39,967
3.90%, 1/25/2028 40,000 39,450
4.85%, 3/29/2029(b) 300,000 305,906
6.35%, 1/5/2034(b) 50,000 55,009
5.68%, 1/15/2035(b) 50,000 52,480
3.50%, 3/30/2051 35,000 26,392
3.63%, 2/15/2052 15,000 11,319
5.97%, 3/4/2054(b) 25,000 27,152
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 257,751
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 170,000 161,941
1.15%, 5/13/2026 400,000 381,283
2.45%, 3/3/2027 40,000 38,415
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(d) 300,000 313,226
(SOFR + 1.88%), 6.20%,
11/17/2029(d) 75,000 80,174
1.65%, 3/11/2031 200,000 169,525
2.30%, 5/13/2031 300,000 264,932
1.95%, 12/1/2031 100,000 85,160
2.90%, 3/3/2032 100,000 89,831
(SOFR + 2.01%), 6.14%,
8/24/2034(d) 220,000 240,496
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 20,898
CME Group, Inc. ,
2.65%, 3/15/2032(b) 50,000 45,173
5.30%, 9/15/2043 80,000 85,998
Credit Suisse USA LLC ,
7.13%, 7/15/2032 55,000 63,488
Deutsche Bank AG ,
(SOFR + 1.87%), 2.13%,
11/24/2026(d) 155,000 150,100
(SOFR + 1.22%), 2.31%,
11/16/2027(d) 170,000 161,731
(SOFR + 1.32%), 2.55%,
1/7/2028(b)(d) 200,000 190,647
(SOFR + 3.18%), 6.72%,
1/18/2029(d) 300,000 317,591
(SOFR + 1.70%), 5.00%,
9/11/2030(d) 150,000 150,809
(SOFR + 3.04%), 3.55%,
9/18/2031(b)(d) 350,000 326,267
(SOFR + 1.72%), 3.04%,
5/28/2032(b)(d) 150,000 133,600
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(d) 200,000 215,415
(SOFR + 2.05%), 5.40%,
9/11/2035(d) 150,000 150,968

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 29,013
3.45%, 3/1/2032 25,000 22,810
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 94,052
3.25%, 7/15/2027(b) 50,000 47,354
3.13%, 10/12/2028(b) 150,000 136,234
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(b)(d) 100,000 101,292
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 125,000 127,023
Goldman Sachs Group, Inc.
(The) ,
3.85%, 1/26/2027 800,000 793,095
(SOFR + 0.80%), 1.43%,
3/9/2027(d) 250,000 239,129
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 65,000 65,144
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 500,000 473,858
(SOFR + 0.91%), 1.95%,
10/21/2027(d) 240,000 228,795
(SOFR + 1.11%), 2.64%,
2/24/2028(d) 95,000 91,313
(SOFR + 1.85%), 3.62%,
3/15/2028(d) 75,000 73,788
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 201,057
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(b)(d) 700,000 695,918
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 125,000 134,605
(SOFR + 1.27%), 5.73%,
4/25/2030(d) 150,000 157,643
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 150,000 153,911
(SOFR + 1.28%), 2.62%,
4/22/2032(b)(d) 390,000 344,649
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 280,000 242,830
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 165,000 144,964
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(d) 695,000 625,314
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(d) 200,000 225,797
(SOFR + 1.55%), 5.85%,
4/25/2035(d) 235,000 252,507
(SOFR + 1.55%), 5.33%,
7/23/2035(b)(d) 150,000 155,382
6.45%, 5/1/2036(b) 150,000 168,492
6.75%, 10/1/2037 500,000 575,744
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(d) 200,000 181,490
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(b)(d) 200,000 188,551
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
6.25%, 2/1/2041 350,000 397,853
(SOFR + 1.51%), 3.21%,
4/22/2042(b)(d) 200,000 159,480
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 300,000 228,065
(SOFR + 1.63%), 3.44%,
2/24/2043(b)(d) 35,000 28,501
4.80%, 7/8/2044 300,000 292,865
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 92,342
Intercontinental Exchange,
Inc. ,
3.75%, 12/1/2025(b) 160,000 159,011
4.00%, 9/15/2027(b) 180,000 180,189
4.35%, 6/15/2029 150,000 151,203
2.10%, 6/15/2030 165,000 146,925
5.25%, 6/15/2031 50,000 52,512
1.85%, 9/15/2032(b) 500,000 414,754
4.60%, 3/15/2033(b) 110,000 111,276
4.25%, 9/21/2048(b) 100,000 88,391
3.00%, 6/15/2050 75,000 53,392
4.95%, 6/15/2052(b) 120,000 119,363
3.00%, 9/15/2060 120,000 79,777
5.20%, 6/15/2062(b) 110,000 112,513
Janus Henderson US
Holdings, Inc. ,
5.45%, 9/10/2034(c) 25,000 24,884
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 506,157
5.88%, 7/21/2028 70,000 73,021
4.15%, 1/23/2030 100,000 97,659
2.63%, 10/15/2031(b) 50,000 43,369
6.20%, 4/14/2034 150,000 160,574
Lazard Group LLC ,
6.00%, 3/15/2031 40,000 42,180
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 503,430
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 95,798
6.50%, 6/4/2027 25,000 25,556
6.95%, 3/1/2029 25,000 26,078
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 293,263
2.00%, 8/19/2031(b) 60,000 51,739
5.00%, 8/5/2034 50,000 51,191
2.75%, 8/19/2041 75,000 55,723
3.25%, 5/20/2050 35,000 25,508
3.10%, 11/29/2061 95,000 62,929
Morgan Stanley ,
3.13%, 7/27/2026 500,000 491,092
(SOFR + 1.30%), 5.05%,
1/28/2027(b)(d) 105,000 105,980
3.95%, 4/23/2027 500,000 495,023
(SOFR + 0.88%), 1.59%,
5/4/2027(d) 600,000 574,133
(SOFR + 0.86%), 1.51%,
7/20/2027(d) 480,000 456,464
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(d) 195,000 187,264

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.01%), 5.65%,
4/13/2028(b)(d) 175,000 180,660
(SOFR + 1.61%), 4.21%,
4/20/2028(d) 80,000 79,837
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(b)(d) 300,000 293,956
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(b)(d) 600,000 590,118
(SOFR + 1.73%), 5.12%,
2/1/2029(b)(d) 90,000 92,272
(SOFR + 1.59%), 5.16%,
4/20/2029(d) 255,000 262,105
(SOFR + 1.63%), 5.45%,
7/20/2029(b)(d) 35,000 36,368
(SOFR + 1.83%), 6.41%,
11/1/2029(d) 70,000 75,222
(SOFR + 1.45%), 5.17%,
1/16/2030(d) 225,000 231,941
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(d) 500,000 501,093
(SOFR + 1.26%), 5.66%,
4/18/2030(d) 150,000 157,787
(SOFR + 1.22%), 5.04%,
7/19/2030(b)(d) 100,000 102,763
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 600,000 549,535
(SOFR + 3.12%), 3.62%,
4/1/2031(b)(d) 420,000 403,270
7.25%, 4/1/2032(b) 324,000 384,838
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 424,224
(SOFR + 1.18%), 2.24%,
7/21/2032(b)(d) 500,000 430,470
(SOFR + 1.20%), 2.51%,
10/20/2032(d) 275,000 240,047
(SOFR + 1.29%), 2.94%,
1/21/2033(b)(d) 70,000 62,527
(SOFR + 2.08%), 4.89%,
7/20/2033(d) 45,000 45,562
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(d) 130,000 144,565
(SOFR + 1.87%), 5.25%,
4/21/2034(b)(d) 450,000 464,755
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(d) 35,000 36,500
(SOFR + 2.05%), 6.63%,
11/1/2034(d) 115,000 130,070
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 350,000 365,957
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 386,693
(SOFR + 1.56%), 5.32%,
7/19/2035(d) 60,000 62,305
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 450,000 376,537
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 80,000 80,605
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(b)(d) 90,000 94,350
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(b)(d) 75,000 78,746
(SOFR + 1.49%), 3.22%,
4/22/2042(b)(d) 400,000 322,512
4.30%, 1/27/2045(b) 300,000 276,419
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 109,524
(SOFR + 1.43%), 2.80%,
1/25/2052(b)(d) 205,000 141,503
Nasdaq, Inc. ,
5.35%, 6/28/2028 65,000 67,528
1.65%, 1/15/2031 400,000 339,722
5.55%, 2/15/2034 80,000 84,395
3.95%, 3/7/2052(b) 250,000 200,970
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 285,504
2.17%, 7/14/2028 200,000 183,317
5.61%, 7/6/2029(b) 200,000 208,571
3.10%, 1/16/2030 200,000 184,927
2.61%, 7/14/2031 200,000 173,921
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 65,106
1.95%, 5/1/2030(b) 80,000 71,307
6.13%, 11/2/2032(b) 130,000 143,552
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 93,661
7.10%, 2/15/2029 100,000 103,980
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 93,069
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 241,544
S&P Global, Inc. ,
2.45%, 3/1/2027(b) 30,000 28,936
2.70%, 3/1/2029 100,000 94,368
2.50%, 12/1/2029(b) 80,000 73,858
1.25%, 8/15/2030(b) 110,000 93,848
2.90%, 3/1/2032 325,000 295,581
3.25%, 12/1/2049 65,000 49,352
3.70%, 3/1/2052 94,000 76,712
2.30%, 8/15/2060 40,000 22,776
Sixth Street Lending Partners ,
5.75%, 1/15/2030(c) 50,000 49,822
State Street Corp. ,
5.27%, 8/3/2026(b) 100,000 102,118
(SOFR + 1.35%), 5.75%,
11/4/2026(d) 55,000 55,732
4.99%, 3/18/2027(b) 75,000 76,773
(SOFR + 0.56%), 1.68%,
11/18/2027(d) 200,000 189,906
(SOFR + 0.73%), 2.20%,
2/7/2028(d) 40,000 38,264

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
(SOFR + 1.72%), 5.82%,
11/4/2028(d) 60,000 63,058
(SOFR + 1.02%), 4.53%,
2/20/2029(b)(d) 75,000 75,762
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(d) 75,000 79,161
2.40%, 1/24/2030(b) 200,000 184,531
2.20%, 3/3/2031(b) 74,000 65,416
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 17,647
(SOFR + 1.57%), 4.82%,
1/26/2034(d) 110,000 111,321
(SOFR + 1.89%), 5.16%,
5/18/2034(b)(d) 60,000 62,411
(SOFR + 1.96%), 6.12%,
11/21/2034(d) 50,000 54,582
UBS AG ,
5.00%, 7/9/2027 250,000 255,483
7.50%, 2/15/2028 250,000 274,597
UBS Group AG ,
4.55%, 4/17/2026 250,000 250,629
4.88%, 5/15/2045(b) 400,000 391,041
36,978,199
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 24,330
1.85%, 5/15/2027(b) 105,000 99,743
4.60%, 2/8/2029(b) 100,000 102,419
2.05%, 5/15/2030(b) 145,000 130,268
4.75%, 2/8/2031(b) 100,000 103,487
4.80%, 3/3/2033 70,000 72,308
4.85%, 2/8/2034(b) 100,000 103,118
2.70%, 5/15/2040 65,000 49,856
2.80%, 5/15/2050(b) 40,000 27,660
Albemarle Corp. ,
5.65%, 6/1/2052(b) 100,000 93,679
Cabot Corp. ,
5.00%, 6/30/2032 30,000 30,413
Celanese US Holdings LLC ,
1.40%, 8/5/2026 100,000 94,362
6.17%, 7/15/2027(b) 100,000 103,621
6.35%, 11/15/2028 90,000 95,024
6.33%, 7/15/2029(b) 165,000 174,970
6.55%, 11/15/2030 100,000 107,789
6.38%, 7/15/2032(b) 70,000 74,838
6.70%, 11/15/2033 55,000 60,174
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 303,485
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 27,574
5.15%, 2/15/2034 25,000 25,686
9.40%, 5/15/2039 206,000 287,106
4.38%, 11/15/2042(b) 300,000 264,471
4.80%, 5/15/2049(b) 350,000 319,382
6.90%, 5/15/2053(b) 25,000 29,977
5.60%, 2/15/2054(b) 25,000 25,821
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025 300,000 299,470
4.73%, 11/15/2028(b) 400,000 407,637
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
DuPont de Nemours, Inc.,
5.42%, 11/15/2048(b) 300,000 331,798
Eastman Chemical Co. ,
5.00%, 8/1/2029(b) 25,000 25,594
5.75%, 3/8/2033 35,000 36,993
4.65%, 10/15/2044 200,000 181,162
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 78,029
1.30%, 1/30/2031(b) 200,000 167,974
2.13%, 2/1/2032 100,000 86,896
2.13%, 8/15/2050 200,000 119,828
2.70%, 12/15/2051 75,000 50,404
2.75%, 8/18/2055 65,000 43,291
FMC Corp. ,
5.15%, 5/18/2026 40,000 40,366
3.45%, 10/1/2029 60,000 56,216
5.65%, 5/18/2033(b) 40,000 41,370
4.50%, 10/1/2049(b) 85,000 70,205
6.38%, 5/18/2053(b) 40,000 42,842
Huntsman International LLC ,
5.70%, 10/15/2034 25,000 24,795
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 64,442
Linde, Inc. ,
4.70%, 12/5/2025(b) 400,000 402,821
3.20%, 1/30/2026 250,000 247,185
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 171,998
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 119,536
5.63%, 5/15/2033 40,000 42,480
5.50%, 3/1/2034 50,000 52,005
4.20%, 10/15/2049 100,000 81,994
4.20%, 5/1/2050(b) 200,000 164,232
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 217,881
Mosaic Co. (The) ,
4.05%, 11/15/2027 250,000 247,596
5.38%, 11/15/2028 25,000 25,896
Nutrien Ltd. ,
5.95%, 11/7/2025 50,000 50,780
5.20%, 6/21/2027 50,000 51,276
4.90%, 3/27/2028(b) 25,000 25,494
5.40%, 6/21/2034(b) 50,000 51,753
5.88%, 12/1/2036(b) 125,000 133,901
5.25%, 1/15/2045 154,000 151,062
5.80%, 3/27/2053(b) 150,000 159,087
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 105,080
2.80%, 8/15/2029(b) 300,000 280,233
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 39,882
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 397,353
3.45%, 6/1/2027(b) 154,000 151,440
2.95%, 8/15/2029 200,000 188,124
2.20%, 3/15/2032(b) 200,000 172,619
4.50%, 6/1/2047(b) 150,000 136,852
2.90%, 3/15/2052 80,000 53,770

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Westlake Corp. ,
2.88%, 8/15/2041(b) 100,000 72,585
4.38%, 11/15/2047 200,000 172,729
9,168,517
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
4.00%, 5/1/2032 40,000 39,219
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 16,479
RELX Capital, Inc. ,
4.00%, 3/18/2029(b) 100,000 99,102
Republic Services, Inc. ,
4.88%, 4/1/2029(b) 25,000 25,699
5.00%, 11/15/2029 25,000 25,894
1.45%, 2/15/2031 165,000 138,293
2.38%, 3/15/2033(b) 200,000 169,944
5.00%, 4/1/2034 82,000 84,432
5.20%, 11/15/2034 45,000 46,982
6.20%, 3/1/2040 70,000 78,710
Veralto Corp. ,
5.50%, 9/18/2026 50,000 51,119
5.35%, 9/18/2028(b) 50,000 52,070
5.45%, 9/18/2033 50,000 52,459
Waste Connections, Inc. ,
4.25%, 12/1/2028(b) 100,000 100,360
2.20%, 1/15/2032(b) 100,000 85,914
3.20%, 6/1/2032 50,000 45,713
4.20%, 1/15/2033 100,000 97,207
5.00%, 3/1/2034(b) 50,000 51,322
2.95%, 1/15/2052 70,000 48,072
Waste Management, Inc. ,
4.95%, 7/3/2027 40,000 41,078
4.88%, 2/15/2029 75,000 77,528
2.00%, 6/1/2029 35,000 32,044
4.63%, 2/15/2030(b) 50,000 51,216
4.95%, 7/3/2031(b) 35,000 36,428
4.15%, 4/15/2032(b) 106,000 105,121
4.63%, 2/15/2033(b) 50,000 50,878
4.88%, 2/15/2034(b) 75,000 77,355
2.95%, 6/1/2041(b) 85,000 66,223
4.15%, 7/15/2049(b) 125,000 111,077
1,957,938
Communications Equipment 0.1%
Cisco Systems, Inc. ,
4.90%, 2/26/2026(b) 80,000 81,121
4.80%, 2/26/2027(b) 125,000 127,736
4.85%, 2/26/2029(b) 125,000 129,273
4.95%, 2/26/2031 243,000 253,992
5.05%, 2/26/2034 205,000 215,291
5.90%, 2/15/2039 200,000 225,351
5.50%, 1/15/2040(b) 200,000 216,378
5.30%, 2/26/2054(b) 70,000 74,269
5.35%, 2/26/2064(b) 75,000 79,644
Motorola Solutions, Inc. ,
5.00%, 4/15/2029(b) 25,000 25,646
2.30%, 11/15/2030 300,000 264,683
2.75%, 5/24/2031 76,000 67,988
5.60%, 6/1/2032 100,000 105,729
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Motorola Solutions, Inc.,
5.40%, 4/15/2034(b) 25,000 26,091
1,893,192
Construction & Engineering 0.0%
†
MasTec, Inc. ,
5.90%, 6/15/2029(b) 25,000 26,090
Quanta Services, Inc. ,
4.75%, 8/9/2027 50,000 50,530
2.90%, 10/1/2030(b) 100,000 92,075
2.35%, 1/15/2032 50,000 42,919
5.25%, 8/9/2034(b) 50,000 51,115
3.05%, 10/1/2041 55,000 41,848
304,577
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 57,447
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 456,216
2.40%, 7/15/2031(b) 25,000 21,819
3.20%, 7/15/2051(b) 50,000 35,886
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 224,696
796,064
Consumer Finance 0.9%
AerCap Ireland Capital DAC ,
4.45%, 4/3/2026(b) 200,000 199,493
2.45%, 10/29/2026 480,000 460,943
3.88%, 1/23/2028(b) 500,000 491,470
3.00%, 10/29/2028(b) 300,000 283,391
3.30%, 1/30/2032 300,000 270,750
3.40%, 10/29/2033(b) 150,000 132,713
4.95%, 9/10/2034(b) 150,000 149,179
3.85%, 10/29/2041(b) 150,000 125,426
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 39,967
7.10%, 11/15/2027 100,000 106,012
2.20%, 11/2/2028(b) 165,000 148,444
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 50,000 52,794
8.00%, 11/1/2031 150,000 169,818
American Express Co. ,
4.20%, 11/6/2025(b) 200,000 199,995
4.90%, 2/13/2026(b) 200,000 201,698
(SOFR + 1.33%), 6.34%,
10/30/2026(d) 50,000 50,992
1.65%, 11/4/2026 200,000 190,198
2.55%, 3/4/2027(b) 60,000 57,923
(United States SOFR
Compounded Index
+ 0.75%), 5.65%,
4/23/2027(d) 75,000 76,443
3.30%, 5/3/2027 300,000 294,388
(SOFR + 0.97%), 5.39%,
7/28/2027(d) 25,000 25,500
5.85%, 11/5/2027(b) 95,000 99,854
(SOFR + 1.00%), 5.10%,
2/16/2028(d) 174,000 177,337

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(SOFR + 0.93%), 5.04%,
7/26/2028(b)(d) 45,000 45,978
4.05%, 5/3/2029(b) 60,000 60,110
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(b)(d) 100,000 103,575
(United States SOFR
Compounded Index
+ 1.09%), 5.53%,
4/25/2030(b)(d) 75,000 78,612
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 50,000 55,275
(SOFR + 2.26%), 4.99%,
5/26/2033(d) 25,000 25,267
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(d) 130,000 128,908
(SOFR + 1.84%), 5.04%,
5/1/2034(d) 120,000 123,103
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 155,000 161,387
American Honda Finance
Corp. ,
5.80%, 10/3/2025(b) 50,000 50,729
4.95%, 1/9/2026 50,000 50,454
1.30%, 9/9/2026 115,000 109,066
4.40%, 10/5/2026(b) 50,000 50,329
2.35%, 1/8/2027(b) 100,000 96,205
4.90%, 3/12/2027(b) 50,000 50,987
4.90%, 7/9/2027(b) 50,000 51,098
4.70%, 1/12/2028 20,000 20,357
5.13%, 7/7/2028 150,000 154,974
5.65%, 11/15/2028 50,000 52,822
2.25%, 1/12/2029 50,000 46,229
4.90%, 3/13/2029(b) 50,000 51,297
4.40%, 9/5/2029 50,000 50,215
4.60%, 4/17/2030(b) 60,000 60,835
5.85%, 10/4/2030(b) 50,000 53,869
5.05%, 7/10/2031(b) 50,000 51,466
4.90%, 1/10/2034(b) 35,000 35,600
Capital One Financial Corp. ,
3.75%, 7/28/2026 250,000 246,529
3.65%, 5/11/2027(b) 300,000 294,901
(SOFR + 2.44%), 7.15%,
10/29/2027(b)(d) 50,000 52,702
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 300,000 303,586
(SOFR + 2.08%), 5.47%,
2/1/2029(b)(d) 100,000 102,507
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 240,000 252,803
(SOFR + 1.79%), 3.27%,
3/1/2030(d) 95,000 89,318
(SOFR + 2.60%), 5.25%,
7/26/2030(d) 60,000 61,019
(SOFR + 1.56%), 5.46%,
7/26/2030(b)(d) 50,000 51,319
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 200,000 227,306
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 1.34%), 2.36%,
7/29/2032(b)(d) 100,000 81,930
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 90,000 93,655
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 280,000 302,495
(SOFR + 2.26%), 6.05%,
2/1/2035(b)(d) 100,000 105,884
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(d) 50,000 52,327
Caterpillar Financial Services
Corp. ,
5.05%, 2/27/2026 50,000 50,751
4.35%, 5/15/2026 100,000 100,583
1.15%, 9/14/2026 100,000 94,863
4.45%, 10/16/2026(b) 25,000 25,292
1.70%, 1/8/2027 200,000 190,480
4.50%, 1/8/2027 25,000 25,350
5.00%, 5/14/2027 25,000 25,693
3.60%, 8/12/2027(b) 100,000 99,376
4.40%, 10/15/2027 25,000 25,331
4.85%, 2/27/2029 50,000 51,735
4.38%, 8/16/2029 25,000 25,373
Discover Financial Services ,
4.10%, 2/9/2027 250,000 247,915
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(d) 75,000 88,124
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 200,000 196,181
4.39%, 1/8/2026 200,000 198,259
6.95%, 3/6/2026 200,000 204,691
2.70%, 8/10/2026 200,000 192,145
5.85%, 5/17/2027 200,000 203,610
4.95%, 5/28/2027(b) 200,000 199,510
4.13%, 8/17/2027 200,000 194,802
7.35%, 11/4/2027(b) 400,000 424,728
6.80%, 5/12/2028 400,000 419,063
6.80%, 11/7/2028(b) 200,000 211,161
5.80%, 3/8/2029 200,000 203,286
7.35%, 3/6/2030 200,000 216,592
4.00%, 11/13/2030 200,000 184,919
7.12%, 11/7/2033(b) 200,000 216,220
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 50,000 50,614
5.25%, 3/1/2026(b) 455,000 458,053
5.40%, 4/6/2026 65,000 65,786
1.50%, 6/10/2026(b) 200,000 190,241
2.35%, 2/26/2027 50,000 47,597
5.00%, 4/9/2027 200,000 202,211
5.35%, 7/15/2027 60,000 61,382
6.00%, 1/9/2028(b) 100,000 104,222
5.80%, 6/23/2028(b) 55,000 57,062
2.40%, 10/15/2028 195,000 178,387
5.80%, 1/7/2029(b) 50,000 52,005
5.55%, 7/15/2029(b) 25,000 25,780
4.90%, 10/6/2029 50,000 50,057
5.85%, 4/6/2030 45,000 46,897
3.60%, 6/21/2030(b) 200,000 186,854

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc.,
2.70%, 6/10/2031(b) 145,000 124,951
5.60%, 6/18/2031 30,000 30,804
6.40%, 1/9/2033(b) 125,000 133,290
6.10%, 1/7/2034 150,000 156,224
5.95%, 4/4/2034 100,000 103,493
5.45%, 9/6/2034(b) 50,000 49,845
John Deere Capital Corp. ,
4.80%, 1/9/2026 40,000 40,368
0.70%, 1/15/2026 200,000 191,710
4.95%, 3/6/2026 25,000 25,318
4.75%, 6/8/2026(b) 40,000 40,562
1.05%, 6/17/2026 100,000 95,293
2.25%, 9/14/2026(b) 250,000 242,231
1.30%, 10/13/2026 55,000 52,149
4.50%, 1/8/2027 50,000 50,644
1.70%, 1/11/2027 200,000 190,153
4.85%, 3/5/2027(b) 25,000 25,511
4.90%, 6/11/2027 50,000 51,250
4.20%, 7/15/2027 35,000 35,288
4.15%, 9/15/2027(b) 60,000 60,448
4.75%, 1/20/2028 40,000 40,960
1.50%, 3/6/2028(b) 250,000 230,382
4.95%, 7/14/2028(b) 148,000 152,911
4.50%, 1/16/2029(b) 50,000 50,918
3.35%, 4/18/2029(b) 40,000 38,987
4.85%, 6/11/2029 50,000 51,643
4.85%, 10/11/2029 40,000 41,420
4.70%, 6/10/2030 40,000 41,214
1.45%, 1/15/2031(b) 200,000 170,467
4.90%, 3/7/2031 25,000 25,928
4.40%, 9/8/2031 75,000 75,530
4.35%, 9/15/2032 60,000 60,428
5.10%, 4/11/2034 50,000 52,353
Series MTN1, 5.05%,
6/12/2034 50,000 52,205
PACCAR Financial Corp. ,
4.95%, 10/3/2025(b) 80,000 80,597
4.45%, 3/30/2026(b) 20,000 20,141
5.20%, 11/9/2026(b) 25,000 25,685
2.00%, 2/4/2027 100,000 95,576
5.00%, 5/13/2027 25,000 25,675
4.45%, 8/6/2027(b) 50,000 50,787
4.60%, 1/10/2028 100,000 101,649
4.60%, 1/31/2029 25,000 25,635
4.00%, 9/26/2029 25,000 24,937
5.00%, 3/22/2034 25,000 26,113
Synchrony Financial ,
3.95%, 12/1/2027 80,000 77,674
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(b)
(d) 50,000 51,368
2.88%, 10/28/2031(b) 180,000 152,806
Toyota Motor Credit Corp. ,
4.80%, 1/5/2026 25,000 25,233
5.20%, 5/15/2026 25,000 25,474
4.45%, 5/18/2026(b) 60,000 60,433
1.13%, 6/18/2026 500,000 476,698
4.55%, 8/7/2026 30,000 30,323
5.00%, 8/14/2026 100,000 101,813
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp.,
5.40%, 11/20/2026 50,000 51,437
3.20%, 1/11/2027(b) 200,000 196,747
1.90%, 1/13/2027(b) 100,000 95,521
Series B, 5.00%, 3/19/2027 50,000 51,241
3.05%, 3/22/2027(b) 100,000 98,036
4.55%, 9/20/2027(b) 90,000 91,448
4.63%, 1/12/2028 40,000 40,740
5.25%, 9/11/2028 25,000 26,049
4.65%, 1/5/2029(b) 25,000 25,516
5.05%, 5/16/2029 25,000 25,935
4.45%, 6/29/2029 90,000 91,400
2.15%, 2/13/2030(b) 500,000 451,175
4.55%, 5/17/2030(b) 60,000 61,023
5.55%, 11/20/2030 98,000 104,709
5.10%, 3/21/2031 50,000 52,095
1.90%, 9/12/2031 100,000 85,516
4.70%, 1/12/2033(b) 45,000 45,880
20,092,900
Consumer Staples Distribution & Retail 0.3%
Costco Wholesale Corp. ,
1.38%, 6/20/2027(b) 120,000 112,563
1.60%, 4/20/2030 500,000 441,646
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 70,268
5.20%, 7/5/2028 20,000 20,426
3.50%, 4/3/2030(b) 500,000 470,661
5.00%, 11/1/2032(b) 75,000 74,571
5.45%, 7/5/2033 20,000 20,383
Dollar Tree, Inc. ,
4.20%, 5/15/2028(b) 90,000 88,875
2.65%, 12/1/2031(b) 50,000 43,002
3.38%, 12/1/2051 50,000 34,164
Kroger Co. (The) ,
4.70%, 8/15/2026 35,000 35,227
4.60%, 8/15/2027 45,000 45,387
4.65%, 9/15/2029 100,000 100,552
7.50%, 4/1/2031(b) 257,000 297,934
4.90%, 9/15/2031 50,000 50,323
5.00%, 9/15/2034 200,000 201,668
5.40%, 7/15/2040 200,000 202,771
4.45%, 2/1/2047 82,000 72,088
5.40%, 1/15/2049 50,000 50,077
3.95%, 1/15/2050(b) 100,000 80,645
5.50%, 9/15/2054 180,000 181,153
5.65%, 9/15/2064(b) 85,000 85,450
Sysco Corp. ,
5.75%, 1/17/2029(b) 25,000 26,422
2.40%, 2/15/2030(b) 100,000 90,671
5.95%, 4/1/2030 200,000 214,736
2.45%, 12/14/2031 100,000 87,157
6.00%, 1/17/2034(b) 25,000 27,433
6.60%, 4/1/2050(b) 300,000 351,673
3.15%, 12/14/2051 50,000 34,999
Target Corp. ,
2.50%, 4/15/2026(b) 750,000 737,494
1.95%, 1/15/2027 130,000 124,877
2.35%, 2/15/2030(b) 105,000 96,450
2.65%, 9/15/2030(b) 50,000 46,526
4.50%, 9/15/2032(b) 100,000 101,529
4.40%, 1/15/2033 150,000 151,365

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp.,
4.50%, 9/15/2034 50,000 50,004
4.00%, 7/1/2042 96,000 87,109
3.63%, 4/15/2046 200,000 165,023
4.80%, 1/15/2053(b) 150,000 147,579
Walmart, Inc. ,
4.00%, 4/15/2026 30,000 30,086
1.05%, 9/17/2026(b) 50,000 47,483
3.95%, 9/9/2027(b) 60,000 60,414
3.90%, 4/15/2028 45,000 45,219
3.70%, 6/26/2028(b) 300,000 299,856
1.50%, 9/22/2028(b) 100,000 91,953
4.00%, 4/15/2030(b) 160,000 161,869
1.80%, 9/22/2031(b) 300,000 260,907
4.15%, 9/9/2032(b) 60,000 60,699
4.10%, 4/15/2033(b) 80,000 80,228
5.25%, 9/1/2035(b) 118,000 128,217
6.50%, 8/15/2037(b) 350,000 421,891
2.50%, 9/22/2041(b) 200,000 149,885
4.05%, 6/29/2048 125,000 112,283
2.65%, 9/22/2051 400,000 274,961
4.50%, 4/15/2053(b) 80,000 77,164
7,623,996
Containers & Packaging 0.1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033(b) 40,000 42,107
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 44,970
2.69%, 5/25/2031(b) 75,000 66,240
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 84,840
5.75%, 3/15/2033(b) 90,000 96,361
Berry Global, Inc. ,
1.57%, 1/15/2026(b) 300,000 288,681
5.80%, 6/15/2031(c) 50,000 52,025
5.65%, 1/15/2034(c) 30,000 30,799
International Paper Co. ,
6.00%, 11/15/2041 350,000 381,252
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 47,152
4.05%, 12/15/2049 100,000 83,153
3.05%, 10/1/2051(b) 40,000 28,016
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034(b)(c) 200,000 208,441
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 157,284
3.13%, 5/1/2030 50,000 46,578
2.85%, 2/1/2032(b) 200,000 174,803
5.00%, 9/1/2034(b) 25,000 24,651
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 254,572
2,111,925
Distributors 0.0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,950
4.95%, 8/15/2029 25,000 25,429
6.88%, 11/1/2033 25,000 28,690
81,069
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049(b) 35,000 29,032
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 71,632
Duke University ,
Series 2020, 2.83%,
10/1/2055(b) 110,000 76,969
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 65,460
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 24,993
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 99,505
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111(b) 100,000 112,475
4.68%, 7/1/2114(b) 75,000 71,474
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 19,248
President and Fellows of
Harvard College ,
3.15%, 7/15/2046(b) 75,000 59,145
3.30%, 7/15/2056 200,000 154,489
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 14,093
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 58,696
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 30,717
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 145,045
4.98%, 10/1/2053(b) 75,000 77,465
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 40,559
1,150,997
Diversified REITs 0.1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 71,495
Digital Realty Trust LP ,
3.70%, 8/15/2027 110,000 108,450
5.55%, 1/15/2028(b) 380,000 393,372
Equinix Europe 2 Financing
Corp. LLC ,
5.50%, 6/15/2034(b) 50,000 52,466
GLP Capital LP ,
5.38%, 4/15/2026 96,000 96,389

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
GLP Capital LP,
5.30%, 1/15/2029(b) 500,000 508,494
5.63%, 9/15/2034 45,000 45,952
Rayonier LP ,
2.75%, 5/17/2031(b) 45,000 39,264
Simon Property Group LP ,
3.30%, 1/15/2026(b) 170,000 168,003
1.38%, 1/15/2027 100,000 94,130
2.45%, 9/13/2029(b) 250,000 229,833
2.65%, 2/1/2032 100,000 88,249
5.50%, 3/8/2033 100,000 105,629
4.75%, 9/26/2034(b) 35,000 34,711
4.25%, 11/30/2046(b) 350,000 305,148
3.25%, 9/13/2049(b) 132,000 96,237
5.85%, 3/8/2053 100,000 107,434
Store Capital LLC ,
2.70%, 12/1/2031 100,000 84,937
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 85,328
4.95%, 2/15/2030 80,000 80,474
5.13%, 5/15/2032 159,000 159,646
5.63%, 5/15/2052(b) 30,000 29,354
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 116,567
2.45%, 2/1/2032 70,000 59,663
5.38%, 6/30/2034(b) 25,000 25,557
3,186,782
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.70%, 3/25/2026(b) 300,000 288,770
2.30%, 6/1/2027(b) 300,000 286,481
1.65%, 2/1/2028(b) 200,000 184,371
4.35%, 3/1/2029(b) 500,000 503,024
4.30%, 2/15/2030(b) 300,000 299,635
2.75%, 6/1/2031(b) 500,000 452,068
2.25%, 2/1/2032 300,000 257,503
2.55%, 12/1/2033 360,000 303,439
5.40%, 2/15/2034(b) 110,000 115,420
4.50%, 5/15/2035(b) 310,000 301,870
4.85%, 3/1/2039 150,000 147,004
3.50%, 6/1/2041(b) 300,000 245,520
4.65%, 6/1/2044 250,000 227,130
4.50%, 3/9/2048(b) 300,000 266,002
3.65%, 6/1/2051(b) 500,000 383,415
3.50%, 9/15/2053 740,000 543,659
3.55%, 9/15/2055 975,000 713,149
3.80%, 12/1/2057 514,000 389,167
3.65%, 9/15/2059 379,000 274,986
Bell Canada (The) ,
5.10%, 5/11/2033(b) 60,000 61,306
Series US-4, 3.65%,
3/17/2051 250,000 192,490
3.65%, 8/15/2052(b) 50,000 38,544
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 51,410
4.46%, 4/1/2048 108,000 95,780
5.55%, 2/15/2054(b) 50,000 52,228
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 315,703
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 445,585
Orange SA ,
9.00%, 3/1/2031(b)(f) 100,000 123,730
5.38%, 1/13/2042(b) 250,000 253,277
Sprint Capital Corp. ,
6.88%, 11/15/2028 400,000 436,727
8.75%, 3/15/2032 200,000 247,984
Telefonica Emisiones SA ,
7.05%, 6/20/2036(b) 300,000 345,641
5.21%, 3/8/2047 250,000 237,149
5.52%, 3/1/2049(b) 150,000 148,397
TELUS Corp. ,
2.80%, 2/16/2027 200,000 192,903
3.40%, 5/13/2032(b) 60,000 54,922
4.30%, 6/15/2049 100,000 83,468
Verizon Communications, Inc. ,
0.85%, 11/20/2025 250,000 240,214
1.45%, 3/20/2026(b) 105,000 100,706
4.13%, 3/16/2027(b) 300,000 299,569
2.10%, 3/22/2028(b) 125,000 116,629
4.33%, 9/21/2028(b) 283,000 284,534
3.88%, 2/8/2029(b) 110,000 108,520
4.02%, 12/3/2029 400,000 394,167
3.15%, 3/22/2030 200,000 188,468
1.75%, 1/20/2031 500,000 426,544
2.55%, 3/21/2031(b) 348,000 310,735
2.36%, 3/15/2032 840,000 723,695
5.05%, 5/9/2033(b) 45,000 46,444
4.50%, 8/10/2033 250,000 247,030
4.81%, 3/15/2039(b) 385,000 379,055
3.40%, 3/22/2041 530,000 432,844
2.85%, 9/3/2041 110,000 82,731
2.88%, 11/20/2050(b) 700,000 474,724
3.55%, 3/22/2051(b) 270,000 209,081
3.88%, 3/1/2052(b) 90,000 73,776
5.50%, 2/23/2054(b) 25,000 26,208
2.99%, 10/30/2056 500,000 327,959
3.00%, 11/20/2060 180,000 116,172
3.70%, 3/22/2061(b) 350,000 264,881
15,434,543
Electric Utilities 1.6%
AEP Texas, Inc. ,
5.45%, 5/15/2029(b) 25,000 26,075
4.70%, 5/15/2032(b) 20,000 20,071
5.70%, 5/15/2034 25,000 26,275
5.25%, 5/15/2052(b) 20,000 19,540
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 33,013
Series O, 4.50%, 6/15/2052 80,000 72,182
5.40%, 3/15/2053 440,000 455,849
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 39,809
3.94%, 9/1/2032(b) 40,000 38,746
5.85%, 11/15/2033 25,000 27,250
4.15%, 8/15/2044 350,000 306,077
3.13%, 7/15/2051 80,000 56,931
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027(b) 100,000 104,515

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc.,
Series J, 4.30%, 12/1/2028 50,000 49,944
5.20%, 1/15/2029(b) 50,000 51,598
5.95%, 11/1/2032 100,000 108,324
5.63%, 3/1/2033(b) 24,000 25,321
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.95%, 12/15/2054(d) 100,000 106,416
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 29,598
5.65%, 4/1/2034(b) 25,000 26,288
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 46,231
2.20%, 12/15/2031 100,000 84,663
6.35%, 12/15/2032(b) 100,000 109,935
5.55%, 8/1/2033 25,000 26,064
5.70%, 8/15/2034 25,000 26,393
3.50%, 12/1/2049 200,000 147,098
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 70,296
5.30%, 6/1/2034 25,000 26,193
3.20%, 9/15/2049 115,000 82,891
2.90%, 6/15/2050(b) 60,000 41,151
4.55%, 6/1/2052(b) 30,000 27,090
5.40%, 6/1/2053(b) 25,000 25,905
5.65%, 6/1/2054 25,000 26,900
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 109,163
Series ai., 4.45%, 10/1/2032 40,000 39,726
4.50%, 4/1/2044 250,000 229,030
Series AD, 2.90%, 7/1/2050 60,000 40,846
Series AF, 3.35%, 4/1/2051 60,000 44,626
Series AJ, 4.85%,
10/1/2052(b) 40,000 37,952
Commonwealth Edison Co. ,
5.30%, 6/1/2034 25,000 26,333
4.35%, 11/15/2045 200,000 179,903
3.65%, 6/15/2046 250,000 203,330
4.00%, 3/1/2048 350,000 296,091
Series 127, 3.20%,
11/15/2049 155,000 111,710
Series 131, 2.75%, 9/1/2051 200,000 131,984
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 25,000 25,422
Series A, 2.05%,
7/1/2031(b) 100,000 86,302
4.90%, 7/1/2033 25,000 25,588
4.95%, 8/15/2034(b) 25,000 25,705
5.25%, 1/15/2053(b) 100,000 102,250
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 43,214
6.05%, 1/15/2038(b) 150,000 166,054
5.10%, 6/1/2065 100,000 97,925
DTE Electric Co. ,
Series A, 3.00%,
3/1/2032(b) 40,000 36,544
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
DTE Electric Co.,
5.20%, 4/1/2033(b) 40,000 41,904
5.20%, 3/1/2034 50,000 52,344
4.30%, 7/1/2044 500,000 453,638
Series B, 3.65%,
3/1/2052(b) 25,000 19,922
5.40%, 4/1/2053(b) 40,000 42,000
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 489,421
2.45%, 2/1/2030 100,000 91,523
2.85%, 3/15/2032(b) 70,000 63,177
4.95%, 1/15/2033 80,000 82,469
4.85%, 1/15/2034(b) 25,000 25,570
6.00%, 1/15/2038 400,000 442,617
3.20%, 8/15/2049 50,000 36,287
3.55%, 3/15/2052 35,000 26,962
5.35%, 1/15/2053 100,000 103,182
5.40%, 1/15/2054(b) 84,000 87,391
Duke Energy Corp. ,
5.00%, 12/8/2025 65,000 65,446
4.85%, 1/5/2027 25,000 25,401
5.00%, 12/8/2027(b) 85,000 87,093
4.30%, 3/15/2028(b) 80,000 80,076
4.85%, 1/5/2029(b) 25,000 25,508
2.45%, 6/1/2030(b) 70,000 63,146
2.55%, 6/15/2031(b) 150,000 132,603
4.50%, 8/15/2032(b) 90,000 88,995
5.75%, 9/15/2033(b) 75,000 80,662
5.45%, 6/15/2034(b) 125,000 130,455
3.75%, 9/1/2046 144,000 114,400
3.50%, 6/15/2051 200,000 147,696
5.00%, 8/15/2052(b) 90,000 85,218
6.10%, 9/15/2053 75,000 82,119
5.80%, 6/15/2054 25,000 26,391
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 245,884
2.50%, 12/1/2029(b) 70,000 64,790
2.40%, 12/15/2031(b) 95,000 83,224
5.65%, 4/1/2040(b) 300,000 319,651
3.40%, 10/1/2046 500,000 385,834
3.00%, 12/15/2051(b) 45,000 31,197
6.20%, 11/15/2053(b) 25,000 28,727
Duke Energy Indiana LLC ,
5.25%, 3/1/2034 25,000 26,208
6.35%, 8/15/2038 250,000 285,936
5.40%, 4/1/2053 40,000 41,163
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 138,280
5.25%, 4/1/2033 25,000 26,098
5.55%, 3/15/2054(b) 25,000 26,139
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 46,702
5.25%, 3/15/2033 30,000 31,448
5.10%, 3/15/2034(b) 25,000 26,079
4.15%, 12/1/2044 100,000 87,734
4.20%, 8/15/2045 250,000 219,679
5.35%, 3/15/2053(b) 50,000 51,734
Edison International ,
4.13%, 3/15/2028(b) 500,000 495,588
5.25%, 11/15/2028 25,000 25,686
5.45%, 6/15/2029 50,000 51,928

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Emera US Finance LP ,
4.75%, 6/15/2046(b) 200,000 178,128
Enel Chile SA ,
4.88%, 6/12/2028(b) 71,000 71,366
Entergy Arkansas LLC ,
5.15%, 1/15/2033(b) 100,000 104,000
5.30%, 9/15/2033 40,000 41,787
5.45%, 6/1/2034 25,000 26,517
5.75%, 6/1/2054 25,000 26,941
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 458,856
2.80%, 6/15/2030 80,000 73,088
3.75%, 6/15/2050(b) 35,000 26,758
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(b)(d) 88,000 91,242
Entergy Louisiana LLC ,
5.35%, 3/15/2034 25,000 26,149
5.15%, 9/15/2034 50,000 51,511
4.75%, 9/15/2052 200,000 185,084
5.70%, 3/15/2054 25,000 26,620
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 20,405
5.85%, 6/1/2054 25,000 27,085
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 49,584
1.75%, 3/15/2031(b) 400,000 339,091
3.55%, 9/30/2049 200,000 151,986
5.00%, 9/15/2052 20,000 19,346
5.80%, 9/1/2053(b) 25,000 26,704
5.55%, 9/15/2054(b) 25,000 25,909
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 25,000 26,971
4.10%, 4/1/2043 200,000 172,781
5.70%, 3/15/2053 20,000 21,104
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 30,499
5.40%, 4/1/2034 25,000 26,127
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 232,148
Eversource Energy ,
4.75%, 5/15/2026 30,000 30,169
5.00%, 1/1/2027 25,000 25,397
2.90%, 3/1/2027 50,000 48,384
4.60%, 7/1/2027 35,000 35,219
5.45%, 3/1/2028(b) 95,000 98,491
5.95%, 2/1/2029 50,000 52,910
Series O, 4.25%,
4/1/2029(b) 400,000 397,228
Series R, 1.65%, 8/15/2030 100,000 85,471
5.85%, 4/15/2031 50,000 53,133
3.38%, 3/1/2032(b) 50,000 45,516
5.13%, 5/15/2033(b) 40,000 40,679
5.50%, 1/1/2034 50,000 51,898
5.95%, 7/15/2034(b) 50,000 53,739
3.45%, 1/15/2050 100,000 74,556
Exelon Corp. ,
5.15%, 3/15/2028(b) 30,000 30,827
4.05%, 4/15/2030(b) 300,000 295,416
5.30%, 3/15/2033(b) 60,000 62,565
5.45%, 3/15/2034 35,000 36,714
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp.,
5.63%, 6/15/2035 300,000 318,471
4.10%, 3/15/2052(b) 35,000 28,902
5.60%, 3/15/2053(b) 90,000 93,663
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(f) 106,000 104,899
Series C, 4.85%,
7/15/2047(f) 100,000 91,645
Series C, 3.40%,
3/1/2050(b) 100,000 73,282
Florida Power & Light Co. ,
3.13%, 12/1/2025(b) 500,000 494,791
4.45%, 5/15/2026 25,000 25,184
5.05%, 4/1/2028(b) 35,000 36,122
4.40%, 5/15/2028 35,000 35,417
5.15%, 6/15/2029 50,000 52,155
4.63%, 5/15/2030 35,000 35,900
2.45%, 2/3/2032(b) 148,000 130,835
5.10%, 4/1/2033 60,000 62,766
4.80%, 5/15/2033 25,000 25,591
5.63%, 4/1/2034 100,000 108,720
5.30%, 6/15/2034(b) 50,000 53,036
5.65%, 2/1/2037 450,000 486,145
3.95%, 3/1/2048 500,000 429,568
2.88%, 12/4/2051(b) 10,000 6,922
5.30%, 4/1/2053(b) 40,000 41,787
5.60%, 6/15/2054(b) 45,000 49,074
Fortis, Inc. ,
3.06%, 10/4/2026(b) 92,000 89,520
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 101,813
4.70%, 5/15/2032(b) 60,000 61,125
4.95%, 5/17/2033(b) 100,000 102,799
5.25%, 3/15/2034(b) 50,000 52,419
4.30%, 3/15/2042 500,000 455,171
5.13%, 5/15/2052(b) 225,000 225,245
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 25,885
5.50%, 3/15/2053(b) 20,000 20,659
5.80%, 4/1/2054 25,000 26,736
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 100,000 90,350
5.63%, 4/1/2053 30,000 31,654
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 194,386
5.70%, 10/15/2033(b) 25,000 26,599
3.10%, 11/30/2051 70,000 48,763
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 21,107
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049(b) 450,000 384,445
MidAmerican Energy Co. ,
5.35%, 1/15/2034(b) 25,000 26,536
5.80%, 10/15/2036 550,000 602,664
2.70%, 8/1/2052 100,000 65,809
5.85%, 9/15/2054(b) 120,000 133,645
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 69,248

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Nevada Power Co. ,
Series DD, 2.40%,
5/1/2030(b) 100,000 90,633
Series EE, 3.13%, 8/1/2050 100,000 69,338
Series GG, 5.90%, 5/1/2053 30,000 32,531
6.00%, 3/15/2054 50,000 55,299
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 270,000 256,415
4.63%, 7/15/2027(b) 150,000 152,246
4.90%, 2/28/2028(b) 100,000 102,209
1.90%, 6/15/2028(b) 125,000 115,263
4.90%, 3/15/2029 100,000 102,528
2.75%, 11/1/2029(b) 245,000 228,513
5.00%, 2/28/2030(b) 100,000 103,407
2.25%, 6/1/2030(b) 300,000 268,144
2.44%, 1/15/2032(b) 145,000 125,793
5.00%, 7/15/2032(b) 105,000 108,080
5.05%, 2/28/2033(b) 100,000 102,944
5.25%, 3/15/2034(b) 90,000 93,477
3.00%, 1/15/2052 85,000 58,544
5.25%, 2/28/2053(b) 100,000 100,206
5.55%, 3/15/2054 50,000 52,209
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 141,652
2.60%, 6/1/2051 76,000 49,646
4.50%, 6/1/2052(b) 25,000 22,968
5.10%, 5/15/2053(b) 40,000 40,356
5.40%, 3/15/2054 30,000 31,680
5.65%, 6/15/2054 25,000 27,090
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 197,987
5.40%, 6/1/2034 25,000 26,392
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 26,039
Ohio Power Co. ,
5.65%, 6/1/2034(b) 25,000 26,425
Series R, 2.90%, 10/1/2051 90,000 59,154
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(b) 150,000 157,594
5.60%, 4/1/2053(b) 25,000 26,345
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032 40,000 40,195
5.65%, 11/15/2033 55,000 59,299
4.55%, 12/1/2041 150,000 140,533
5.30%, 6/1/2042 150,000 153,385
3.10%, 9/15/2049 50,000 35,854
2.70%, 11/15/2051 105,000 67,964
4.60%, 6/1/2052 90,000 82,436
4.95%, 9/15/2052 100,000 97,428
5.55%, 6/15/2054(c) 50,000 53,203
Pacific Gas and Electric Co. ,
3.15%, 1/1/2026(b) 350,000 343,380
5.45%, 6/15/2027 100,000 102,380
3.75%, 7/1/2028 150,000 146,011
6.10%, 1/15/2029 30,000 31,674
4.20%, 3/1/2029 200,000 196,745
5.55%, 5/15/2029 50,000 51,937
4.55%, 7/1/2030(b) 250,000 248,069
2.50%, 2/1/2031 150,000 131,423
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
3.25%, 6/1/2031(b) 200,000 182,094
5.90%, 6/15/2032 100,000 105,824
6.15%, 1/15/2033(b) 115,000 123,454
6.40%, 6/15/2033 40,000 43,720
6.95%, 3/15/2034 75,000 85,240
5.80%, 5/15/2034 50,000 52,842
4.50%, 7/1/2040 100,000 90,229
4.20%, 6/1/2041(b) 250,000 211,126
4.95%, 7/1/2050(b) 250,000 227,342
3.50%, 8/1/2050(b) 190,000 137,595
5.25%, 3/1/2052(b) 200,000 189,545
6.75%, 1/15/2053 135,000 153,923
6.70%, 4/1/2053 30,000 34,335
5.90%, 10/1/2054(b) 100,000 103,575
PacifiCorp ,
5.10%, 2/15/2029(b) 50,000 51,648
5.30%, 2/15/2031(b) 50,000 52,040
5.45%, 2/15/2034(b) 50,000 51,968
5.25%, 6/15/2035 177,000 181,480
2.90%, 6/15/2052 550,000 355,779
5.35%, 12/1/2053 100,000 98,963
5.50%, 5/15/2054(b) 65,000 65,322
5.80%, 1/15/2055 100,000 104,913
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 45,144
3.70%, 9/15/2047 250,000 201,545
4.60%, 5/15/2052(b) 30,000 27,902
4.38%, 8/15/2052(b) 30,000 26,988
PG&E Recovery Funding LLC ,
Series A-3, 5.53%, 6/1/2049 400,000 423,239
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 973,479
Potomac Electric Power Co. ,
5.20%, 3/15/2034(b) 25,000 26,196
5.50%, 3/15/2054 25,000 26,396
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 103,081
4.85%, 2/15/2034(b) 25,000 25,568
5.25%, 5/15/2053 100,000 103,383
Progress Energy, Inc. ,
7.75%, 3/1/2031(b) 136,000 159,328
Public Service Co. of
Colorado ,
Series 35, 1.90%,
1/15/2031(b) 200,000 171,914
Series 38, 4.10%, 6/1/2032 30,000 29,300
5.35%, 5/15/2034 25,000 26,220
4.30%, 3/15/2044(b) 250,000 220,832
Series 34, 3.20%,
3/1/2050(b) 200,000 143,026
Series 36, 2.70%, 1/15/2051 200,000 129,763
Series 39, 4.50%, 6/1/2052 30,000 26,843
5.25%, 4/1/2053(b) 80,000 80,663
5.75%, 5/15/2054(b) 25,000 27,079
Public Service Co. of New
Hampshire ,
5.35%, 10/1/2033 75,000 79,465
5.15%, 1/15/2053 45,000 45,202

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 85,373
5.25%, 1/15/2033 100,000 102,957
Series K, 3.15%, 8/15/2051 50,000 34,662
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 140,623
4.90%, 12/15/2032(b) 100,000 103,465
4.65%, 3/15/2033 30,000 30,425
5.20%, 3/1/2034 50,000 52,473
4.85%, 8/1/2034 25,000 25,558
3.95%, 5/1/2042 400,000 349,548
3.20%, 8/1/2049 250,000 185,769
5.45%, 3/1/2054(b) 50,000 53,084
5.30%, 8/1/2054(b) 25,000 26,190
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(b) 50,000 54,772
Southern California Edison
Co. ,
5.35%, 3/1/2026(b) 50,000 50,681
4.90%, 6/1/2026 30,000 30,286
4.88%, 2/1/2027 50,000 50,769
Series D, 4.70%,
6/1/2027(b) 75,000 76,050
5.85%, 11/1/2027 35,000 36,763
5.15%, 6/1/2029 50,000 51,872
Series G, 2.50%, 6/1/2031 100,000 88,426
5.45%, 6/1/2031 45,000 47,615
2.75%, 2/1/2032 100,000 88,961
5.95%, 11/1/2032(b) 25,000 27,208
6.00%, 1/15/2034(b) 177,000 194,371
5.20%, 6/1/2034 50,000 51,826
4.00%, 4/1/2047 200,000 167,175
Series C, 4.13%, 3/1/2048 200,000 168,910
Series B, 4.88%, 3/1/2049 300,000 284,821
3.65%, 2/1/2050(b) 300,000 233,567
Series H, 3.65%, 6/1/2051 30,000 23,020
Series E, 5.45%, 6/1/2052 40,000 40,857
5.88%, 12/1/2053 40,000 43,383
5.75%, 4/15/2054 50,000 53,484
Southern Co. (The) ,
5.15%, 10/6/2025 50,000 50,364
3.25%, 7/1/2026(b) 295,000 289,892
4.85%, 6/15/2028 40,000 40,958
5.50%, 3/15/2029 50,000 52,447
5.20%, 6/15/2033 40,000 41,449
5.70%, 3/15/2034 50,000 53,666
4.85%, 3/15/2035 50,000 50,403
4.40%, 7/1/2046(b) 200,000 179,382
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.73%), 4.00%,
1/15/2051(d) 300,000 295,762
Southwestern Electric Power
Co. ,
Series K, 2.75%, 10/1/2026 200,000 193,815
5.30%, 4/1/2033 25,000 25,803
Series L, 3.85%, 2/1/2048 300,000 233,524
3.25%, 11/1/2051 100,000 69,216
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Public Service
Co. ,
6.00%, 6/1/2054 25,000 27,352
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 35,868
4.10%, 6/15/2042 100,000 87,922
3.63%, 6/15/2050 40,000 31,027
5.00%, 7/15/2052 35,000 34,029
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,280
5.20%, 9/15/2034(b) 25,000 25,579
5.50%, 4/15/2053 100,000 102,395
Union Electric Co. ,
2.15%, 3/15/2032 100,000 85,666
5.20%, 4/1/2034(b) 50,000 52,265
3.65%, 4/15/2045 250,000 201,278
5.45%, 3/15/2053(b) 100,000 104,384
5.25%, 1/15/2054(b) 25,000 25,347
5.13%, 3/15/2055 25,000 24,920
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 43,622
5.00%, 4/1/2033(b) 40,000 40,973
5.30%, 8/15/2033 50,000 52,088
5.00%, 1/15/2034 25,000 25,612
5.05%, 8/15/2034 250,000 256,633
Series B, 4.20%,
5/15/2045(b) 200,000 173,188
2.95%, 11/15/2051 50,000 34,033
Series C, 4.63%, 5/15/2052 40,000 36,616
5.45%, 4/1/2053(b) 90,000 93,274
5.70%, 8/15/2053(b) 50,000 53,476
5.35%, 1/15/2054 25,000 25,565
5.55%, 8/15/2054 180,000 189,195
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 224,968
5.00%, 5/15/2029(b) 25,000 25,942
4.75%, 9/30/2032 25,000 25,727
5.63%, 5/15/2033(b) 59,000 63,947
4.60%, 10/1/2034 25,000 25,060
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032(b) 100,000 96,121
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 30,325
Xcel Energy, Inc. ,
4.60%, 6/1/2032 60,000 59,441
5.45%, 8/15/2033(b) 100,000 103,746
5.50%, 3/15/2034 50,000 52,003
6.50%, 7/1/2036 177,000 195,856
38,449,091
Electrical Equipment 0.1%
Eaton Corp. ,
3.10%, 9/15/2027 500,000 488,300
4.15%, 3/15/2033(b) 126,000 124,436
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 184,656
1.95%, 10/15/2030 100,000 88,588
2.20%, 12/21/2031(b) 100,000 87,826
2.80%, 12/21/2051 45,000 30,940

26 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Regal Rexnord Corp. ,
6.05%, 4/15/2028 20,000 20,794
6.40%, 4/15/2033(b) 120,000 128,342
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 42,423
2.80%, 8/15/2061 60,000 37,451
1,233,756
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032(b) 30,000 31,241
5.60%, 5/29/2034 25,000 26,128
Amphenol Corp. ,
5.05%, 4/5/2029 25,000 25,797
2.80%, 2/15/2030(b) 250,000 231,281
2.20%, 9/15/2031(b) 74,000 63,947
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 25,000 25,389
2.95%, 2/15/2032(b) 160,000 140,446
5.88%, 4/10/2034 25,000 25,928
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 31,539
3.00%, 5/15/2031(b) 100,000 87,960
5.50%, 6/1/2032 20,000 20,255
CDW LLC ,
2.67%, 12/1/2026 150,000 144,320
3.28%, 12/1/2028(b) 150,000 141,894
3.57%, 12/1/2031(b) 150,000 137,248
Corning, Inc. ,
4.38%, 11/15/2057 380,000 323,427
Flex Ltd. ,
6.00%, 1/15/2028 20,000 20,728
5.25%, 1/15/2032 50,000 50,469
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 134,092
4.25%, 5/15/2027 30,000 29,792
3.00%, 1/15/2031(b) 270,000 242,115
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 70,028
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031(b) 110,000 98,799
Tyco Electronics Group SA ,
4.50%, 2/13/2026 50,000 50,262
2,153,085
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 345,000 330,766
3.34%, 12/15/2027(b) 285,000 278,128
3.14%, 11/7/2029(b) 85,000 80,546
5.13%, 9/15/2040(b) 200,000 199,792
Halliburton Co. ,
3.80%, 11/15/2025 101,000 100,289
6.70%, 9/15/2038(b) 300,000 345,414
5.00%, 11/15/2045(b) 300,000 287,383
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 71,088
Schlumberger Investment SA ,
4.50%, 5/15/2028(b) 40,000 40,593
2.65%, 6/26/2030(b) 300,000 275,793
4.85%, 5/15/2033 40,000 40,886
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Schlumberger Investment SA,
5.00%, 6/1/2034 50,000 51,337
2,102,015
Entertainment 0.2%
Electronic Arts, Inc. ,
2.95%, 2/15/2051 72,000 49,695
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 109,020
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 307,369
5.88%, 11/15/2028(b) 400,000 426,267
4.90%, 8/15/2034(b) 106,000 109,640
Take-Two Interactive
Software, Inc. ,
5.00%, 3/28/2026(b) 80,000 80,753
3.70%, 4/14/2027 45,000 44,420
4.95%, 3/28/2028(b) 80,000 81,613
5.40%, 6/12/2029 25,000 25,905
4.00%, 4/14/2032 55,000 52,672
5.60%, 6/12/2034 25,000 26,231
TWDC Enterprises 18 Corp. ,
3.00%, 2/13/2026(b) 150,000 147,779
3.00%, 7/30/2046 150,000 109,071
Walt Disney Co. (The) ,
1.75%, 1/13/2026(b) 100,000 97,165
2.00%, 9/1/2029(b) 300,000 272,711
2.65%, 1/13/2031(b) 200,000 182,544
6.55%, 3/15/2033(b) 300,000 344,395
6.20%, 12/15/2034(b) 245,000 278,865
6.65%, 11/15/2037 150,000 177,253
3.50%, 5/13/2040(b) 100,000 85,159
5.40%, 10/1/2043 300,000 314,814
2.75%, 9/1/2049 300,000 204,261
4.70%, 3/23/2050 200,000 194,080
3.60%, 1/13/2051(b) 100,000 79,925
3.80%, 5/13/2060(b) 130,000 103,392
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 450,000 435,127
4.05%, 3/15/2029(b) 130,000 123,154
4.28%, 3/15/2032(b) 230,000 204,316
5.05%, 3/15/2042(b) 580,000 473,461
5.14%, 3/15/2052(b) 750,000 578,456
5.39%, 3/15/2062 100,000 76,634
5,796,147
Financial Services 0.6%
Apollo Global Management,
Inc. ,
6.38%, 11/15/2033 25,000 27,843
5.80%, 5/21/2054 50,000 53,305
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026(b) 400,000 395,153
4.50%, 2/11/2043 250,000 248,876
Block Financial LLC ,
2.50%, 7/15/2028 105,000 97,541
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 50,000 49,187
3.85%, 4/5/2029(b) 50,000 48,706
3.90%, 4/5/2032(b) 50,000 46,896
6.05%, 9/15/2033(b) 50,000 53,309
5.75%, 1/15/2034(b) 25,000 26,350

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Corebridge Financial, Inc.,
4.35%, 4/5/2042 50,000 44,276
4.40%, 4/5/2052(b) 210,000 179,757
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(d) 76,000 78,672
Enact Holdings, Inc. ,
6.25%, 5/28/2029 50,000 51,913
Equitable Holdings, Inc. ,
4.35%, 4/20/2028 650,000 647,558
5.59%, 1/11/2033(b) 150,000 157,079
Essent Group Ltd. ,
6.25%, 7/1/2029(b) 25,000 26,078
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026(b) 95,000 90,808
1.65%, 3/1/2028(b) 110,000 100,602
2.25%, 3/1/2031(b) 86,000 75,372
3.10%, 3/1/2041 75,000 57,767
Fiserv, Inc. ,
3.20%, 7/1/2026 300,000 294,482
5.15%, 3/15/2027 50,000 51,123
2.25%, 6/1/2027(b) 400,000 380,586
5.45%, 3/2/2028 60,000 62,247
5.38%, 8/21/2028(b) 50,000 51,936
3.50%, 7/1/2029(b) 300,000 289,842
4.75%, 3/15/2030 50,000 50,964
2.65%, 6/1/2030 215,000 195,896
5.35%, 3/15/2031 50,000 52,301
5.60%, 3/2/2033 40,000 42,361
5.63%, 8/21/2033 50,000 52,963
5.45%, 3/15/2034 50,000 52,258
5.15%, 8/12/2034 50,000 51,269
4.40%, 7/1/2049 200,000 176,794
Global Payments, Inc. ,
1.20%, 3/1/2026(b) 300,000 286,711
2.15%, 1/15/2027(b) 90,000 85,780
4.45%, 6/1/2028 300,000 298,864
3.20%, 8/15/2029(b) 150,000 140,530
5.30%, 8/15/2029 45,000 46,256
2.90%, 5/15/2030 78,000 71,044
2.90%, 11/15/2031 155,000 136,428
5.95%, 8/15/2052(b) 30,000 30,966
HA Sustainable Infrastructure
Capital, Inc. ,
6.38%, 7/1/2034(b)(c) 50,000 51,182
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 174,701
Mastercard, Inc. ,
3.30%, 3/26/2027(b) 60,000 59,158
4.10%, 1/15/2028(b) 40,000 40,299
4.88%, 3/9/2028 40,000 41,321
2.95%, 6/1/2029(b) 200,000 191,632
3.35%, 3/26/2030 370,000 357,396
2.00%, 11/18/2031(b) 300,000 259,246
4.35%, 1/15/2032 50,000 50,246
4.85%, 3/9/2033 50,000 51,967
4.88%, 5/9/2034 50,000 51,723
4.55%, 1/15/2035(b) 45,000 45,205
3.80%, 11/21/2046 250,000 213,113
3.85%, 3/26/2050(b) 162,000 137,003
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp. ,
5.45%, 10/30/2025(b) 100,000 101,296
5.60%, 11/13/2026 25,000 25,745
4.80%, 2/5/2027 25,000 25,459
5.10%, 5/6/2027 25,000 25,644
4.80%, 3/15/2028 125,000 127,805
5.05%, 9/15/2028 25,000 25,818
4.85%, 2/7/2029 25,000 25,643
3.70%, 3/15/2029 100,000 98,182
5.15%, 6/15/2029 50,000 51,893
2.40%, 3/15/2030(b) 185,000 167,950
5.00%, 2/7/2031 25,000 26,140
Series C, 8.00%,
3/1/2032(b) 159,000 193,259
2.75%, 4/15/2032(b) 50,000 44,734
4.15%, 12/15/2032(b) 30,000 29,419
5.80%, 1/15/2033(b) 50,000 54,163
5.00%, 8/15/2034 25,000 25,645
NMI Holdings, Inc. ,
6.00%, 8/15/2029 25,000 25,676
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,765
4.65%, 9/10/2029 25,000 25,204
4.00%, 4/13/2032 50,000 47,667
5.20%, 9/13/2032 40,000 41,042
PayPal Holdings, Inc. ,
2.85%, 10/1/2029(b) 170,000 159,888
2.30%, 6/1/2030(b) 100,000 90,647
4.40%, 6/1/2032(b) 60,000 60,170
5.15%, 6/1/2034(b) 50,000 52,155
3.25%, 6/1/2050(b) 120,000 89,145
5.05%, 6/1/2052 60,000 59,846
5.50%, 6/1/2054(b) 50,000 52,619
5.25%, 6/1/2062 60,000 60,577
Radian Group, Inc. ,
6.20%, 5/15/2029(b) 50,000 52,242
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 490,379
2.38%, 11/7/2029 150,000 139,027
4.13%, 5/11/2035(b) 150,000 145,776
6.38%, 12/15/2038 250,000 290,067
2.88%, 11/26/2041 50,000 38,166
4.55%, 8/12/2043(b) 200,000 188,526
4.38%, 5/11/2045 500,000 454,270
3.75%, 9/12/2046 100,000 82,028
3.25%, 4/6/2050(b) 300,000 222,633
3.00%, 11/26/2051(b) 100,000 69,753
Visa, Inc. ,
3.15%, 12/14/2025 635,000 628,313
2.05%, 4/15/2030(b) 160,000 144,833
1.10%, 2/15/2031(b) 300,000 251,351
4.30%, 12/14/2045 400,000 372,686
2.00%, 8/15/2050 300,000 181,478
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 246,817
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 159,639
Woodside Finance Ltd. ,
5.10%, 9/12/2034(b) 75,000 74,500

28 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Woodside Finance Ltd.,
5.70%, 9/12/2054(b) 75,000 74,598
13,344,119
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 18,127
4.02%, 4/16/2043 172,000 150,046
2.70%, 9/15/2051 80,000 53,384
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028 25,000 24,988
4.20%, 9/17/2029 25,000 24,936
2.75%, 5/14/2031(b) 100,000 90,228
4.65%, 9/17/2034(b) 25,000 24,946
Campbell Soup Co. ,
5.30%, 3/20/2026 45,000 45,639
5.20%, 3/19/2027(b) 50,000 51,310
4.15%, 3/15/2028(b) 500,000 500,387
5.20%, 3/21/2029(b) 50,000 51,785
5.40%, 3/21/2034(b) 50,000 52,433
4.75%, 3/23/2035 50,000 49,771
5.25%, 10/13/2054 25,000 24,833
Conagra Brands, Inc. ,
5.30%, 10/1/2026 50,000 50,960
7.00%, 10/1/2028 221,000 241,648
5.30%, 11/1/2038 250,000 250,992
General Mills, Inc. ,
4.70%, 1/30/2027 50,000 50,606
4.20%, 4/17/2028(b) 500,000 500,553
5.50%, 10/17/2028 55,000 57,605
2.25%, 10/14/2031(b) 100,000 87,195
4.95%, 3/29/2033 30,000 30,773
3.00%, 2/1/2051(b) 100,000 69,306
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 231,932
Hormel Foods Corp. ,
4.80%, 3/30/2027 45,000 45,851
1.70%, 6/3/2028(b) 200,000 184,239
3.05%, 6/3/2051(b) 200,000 142,928
Ingredion, Inc. ,
2.90%, 6/1/2030 200,000 185,671
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 79,870
2.13%, 3/15/2032(b) 100,000 84,499
6.20%, 11/15/2033(b) 75,000 82,960
4.25%, 3/15/2035(b) 300,000 287,530
6.50%, 11/15/2043 40,000 45,166
6.50%, 11/15/2053(b) 25,000 28,944
JBS USA Holding Lux Sarl ,
5.13%, 2/1/2028(b) 100,000 101,340
5.50%, 1/15/2030 88,000 89,136
3.00%, 5/15/2032 200,000 173,436
5.75%, 4/1/2033 73,000 75,634
6.75%, 3/15/2034(c) 140,000 155,105
4.38%, 2/2/2052(b) 100,000 79,424
6.50%, 12/1/2052 100,000 106,670
7.25%, 11/15/2053(b)(c) 100,000 116,659
Kellanova ,
3.25%, 4/1/2026(b) 125,000 123,006
5.25%, 3/1/2033(b) 30,000 31,364
4.50%, 4/1/2046(b) 250,000 227,573
5.75%, 5/16/2054(b) 25,000 27,109
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026(b) 400,000 391,771
5.00%, 6/4/2042(b) 400,000 390,577
4.38%, 6/1/2046(b) 400,000 354,016
5.50%, 6/1/2050(b) 200,000 205,650
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 97,962
4.95%, 4/15/2033(b) 100,000 102,567
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 46,133
Mondelez International, Inc. ,
4.75%, 2/20/2029(b) 50,000 51,114
2.75%, 4/13/2030(b) 92,000 85,332
1.50%, 2/4/2031(b) 70,000 59,120
4.75%, 8/28/2034(b) 50,000 50,386
2.63%, 9/4/2050 40,000 26,020
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 95,030
6.25%, 7/1/2033 45,000 47,743
6.88%, 5/15/2034(b) 100,000 110,980
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 98,071
5.40%, 3/15/2029(b) 50,000 51,918
5.70%, 3/15/2034(b) 50,000 52,684
4.55%, 6/2/2047(b) 100,000 87,274
5.10%, 9/28/2048(b) 250,000 236,693
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 96,785
1.38%, 9/14/2030(b) 165,000 141,206
5.90%, 11/15/2032(b) 206,000 228,982
2.63%, 8/12/2051 200,000 137,223
8,453,734
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 487,036
5.90%, 11/15/2033 50,000 54,945
4.13%, 10/15/2044(b) 74,000 65,391
4.30%, 10/1/2048 100,000 88,290
3.38%, 9/15/2049 160,000 121,178
5.75%, 10/15/2052 30,000 32,834
5.00%, 12/15/2054 60,000 58,603
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(b) 140,000 144,555
4.40%, 7/1/2032(b) 40,000 39,384
5.40%, 3/1/2033 100,000 105,420
5.40%, 7/1/2034 100,000 103,999
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 20,409
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 233,319
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,923
5.10%, 2/15/2035 25,000 25,347
3.35%, 6/1/2050 150,000 108,334
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 77,862
5.20%, 6/1/2033 40,000 41,579
5.05%, 9/1/2034(b) 50,000 51,560
6.35%, 11/15/2052(b) 10,000 11,577

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southern California Gas Co.,
5.75%, 6/1/2053(b) 40,000 42,668
5.60%, 4/1/2054 25,000 26,501
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 103,948
4.05%, 3/15/2032 100,000 95,105
3.18%, 8/15/2051 90,000 60,472
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 78,094
2,299,333
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
3.25%, 6/15/2027(b) 300,000 295,117
4.90%, 4/1/2044 102,000 101,253
4.55%, 9/1/2044 250,000 236,046
3.90%, 8/1/2046(b) 200,000 170,368
4.05%, 6/15/2048(b) 250,000 217,971
3.55%, 2/15/2050(b) 250,000 199,537
2.88%, 6/15/2052 25,000 17,238
4.45%, 1/15/2053(b) 300,000 277,995
5.20%, 4/15/2054(b) 100,000 103,370
5.50%, 3/15/2055 90,000 97,075
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 266,163
3.85%, 8/5/2032 40,000 38,636
4.38%, 9/18/2034 50,000 49,613
6.20%, 6/1/2036(b) 236,000 267,877
2.45%, 5/1/2050 85,000 54,790
4.40%, 8/5/2052(b) 35,000 32,317
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029(b) 160,000 150,297
2.45%, 12/2/2031(b) 35,000 30,798
5.95%, 5/15/2037 250,000 271,864
3.00%, 12/2/2041 25,000 19,419
3.10%, 12/2/2051 30,000 21,416
4.20%, 11/15/2069 115,000 92,925
6.13%, 9/15/2115(b) 100,000 110,107
CSX Corp. ,
4.25%, 3/15/2029 100,000 100,772
4.10%, 11/15/2032 40,000 39,351
5.20%, 11/15/2033(b) 100,000 105,439
4.10%, 3/15/2044(b) 250,000 222,440
4.30%, 3/1/2048 250,000 224,387
4.50%, 3/15/2049 150,000 138,822
3.95%, 5/1/2050(b) 100,000 84,430
4.50%, 11/15/2052(b) 40,000 36,978
4.50%, 8/1/2054 150,000 138,077
4.65%, 3/1/2068 40,000 36,621
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 92,506
5.05%, 8/1/2030(b) 90,000 93,679
3.00%, 3/15/2032(b) 55,000 50,109
4.45%, 3/1/2033(b) 200,000 199,443
5.55%, 3/15/2034 50,000 53,632
4.45%, 6/15/2045 200,000 183,245
3.40%, 11/1/2049 170,000 127,711
2.90%, 8/25/2051 100,000 67,362
3.70%, 3/15/2053 40,000 31,424
4.55%, 6/1/2053(b) 45,000 40,852
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Norfolk Southern Corp.,
5.35%, 8/1/2054(b) 70,000 71,918
3.16%, 5/15/2055 250,000 173,208
5.95%, 3/15/2064(b) 75,000 83,049
Ryder System, Inc. ,
1.75%, 9/1/2026 165,000 156,930
2.90%, 12/1/2026(b) 270,000 262,056
2.85%, 3/1/2027 25,000 24,173
4.30%, 6/15/2027 25,000 25,002
5.65%, 3/1/2028 40,000 41,684
5.25%, 6/1/2028(b) 40,000 41,282
6.30%, 12/1/2028 25,000 26,873
5.38%, 3/15/2029(b) 25,000 25,953
6.60%, 12/1/2033 25,000 27,896
Uber Technologies, Inc. ,
4.80%, 9/15/2034 106,000 105,853
5.35%, 9/15/2054 110,000 109,098
Union Pacific Corp. ,
4.75%, 2/21/2026(b) 200,000 201,505
2.15%, 2/5/2027 55,000 52,735
3.95%, 9/10/2028 500,000 499,703
2.38%, 5/20/2031(b) 200,000 179,429
4.50%, 1/20/2033(b) 100,000 101,087
3.60%, 9/15/2037 100,000 89,735
3.20%, 5/20/2041(b) 100,000 81,021
4.05%, 11/15/2045(b) 220,000 192,158
4.05%, 3/1/2046 40,000 34,809
2.95%, 3/10/2052(b) 335,000 235,422
4.95%, 5/15/2053(b) 100,000 100,211
3.95%, 8/15/2059 300,000 245,198
3.84%, 3/20/2060 400,000 319,597
8,697,057
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.75%, 11/30/2026 298,000 297,805
1.15%, 1/30/2028(b) 90,000 82,685
1.40%, 6/30/2030(b) 95,000 83,058
4.75%, 11/30/2036 150,000 153,900
5.30%, 5/27/2040(b) 200,000 215,919
4.90%, 11/30/2046 250,000 254,551
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 460,000 445,711
1.92%, 2/1/2027 280,000 265,147
2.27%, 12/1/2028(b) 190,000 174,874
2.54%, 2/1/2032(b) 300,000 260,190
3.13%, 12/1/2051(b) 30,000 20,438
Becton Dickinson & Co. ,
3.70%, 6/6/2027(b) 326,000 321,913
4.69%, 2/13/2028(b) 65,000 65,836
5.08%, 6/7/2029(b) 50,000 51,677
1.96%, 2/11/2031 96,000 82,895
4.30%, 8/22/2032 40,000 39,286
4.67%, 6/6/2047(b) 200,000 185,911
3.79%, 5/20/2050(b) 91,000 73,672
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 275,768
4.70%, 3/1/2049(b) 100,000 95,226
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 93,179
3.25%, 11/15/2039 100,000 84,366
3.40%, 11/15/2049 140,000 109,182

30 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. ,
5.60%, 11/15/2025 150,000 151,607
5.65%, 11/15/2027(b) 200,000 208,088
4.80%, 8/14/2029(b) 40,000 40,754
5.91%, 11/22/2032(b) 300,000 324,957
6.38%, 11/22/2052 100,000 116,930
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 97,486
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 35,295
4.50%, 3/30/2033(b) 60,000 60,335
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 350,000 348,007
4.63%, 3/15/2045(b) 172,000 165,182
Smith & Nephew plc ,
2.03%, 10/14/2030(b) 96,000 83,457
Solventum Corp. ,
5.45%, 2/25/2027(b)(c) 50,000 51,033
5.40%, 3/1/2029(b)(c) 85,000 87,449
5.45%, 3/13/2031(c) 100,000 103,088
5.60%, 3/23/2034(c) 100,000 103,559
5.90%, 4/30/2054(b)(c) 100,000 103,589
6.00%, 5/15/2064(b)(c) 100,000 103,263
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 133,601
Stryker Corp. ,
3.38%, 11/1/2025(b) 160,000 158,497
3.50%, 3/15/2026 70,000 69,271
4.85%, 12/8/2028 25,000 25,646
4.25%, 9/11/2029 50,000 50,105
1.95%, 6/15/2030 80,000 70,548
4.63%, 3/15/2046 200,000 188,979
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028 50,000 51,888
2.60%, 11/24/2031(b) 200,000 175,225
5.20%, 9/15/2034 50,000 50,915
4.45%, 8/15/2045 150,000 133,675
7,025,618
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 51,630
Series 2020, 3.01%,
6/15/2050(b) 66,000 48,010
Aetna, Inc. ,
6.63%, 6/15/2036(b) 50,000 56,526
3.88%, 8/15/2047(b) 200,000 156,190
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 42,252
Ascension Health ,
Series B, 3.11%,
11/15/2039(b) 218,000 181,564
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 29,132
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 60,488
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 100,000 97,993
5.13%, 2/15/2029 25,000 25,715
4.37%, 6/15/2047 200,000 173,679
Cencora, Inc. ,
4.30%, 12/15/2047(b) 200,000 176,396
Centene Corp. ,
4.25%, 12/15/2027(b) 400,000 392,860
2.45%, 7/15/2028(b) 400,000 368,370
3.38%, 2/15/2030(b) 300,000 276,455
3.00%, 10/15/2030(b) 400,000 358,091
Cigna Group (The) ,
4.50%, 2/25/2026(b) 229,000 229,550
3.05%, 10/15/2027(b) 400,000 387,905
4.38%, 10/15/2028 300,000 301,166
5.00%, 5/15/2029(b) 50,000 51,496
2.38%, 3/15/2031 110,000 97,003
5.13%, 5/15/2031 50,000 51,959
5.40%, 3/15/2033 60,000 62,950
5.25%, 2/15/2034(b) 50,000 51,777
4.80%, 8/15/2038(b) 200,000 194,861
4.80%, 7/15/2046 250,000 234,085
4.90%, 12/15/2048(b) 500,000 470,887
3.40%, 3/15/2051(b) 150,000 109,628
5.60%, 2/15/2054 50,000 51,632
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 28,238
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 35,692
2.78%, 10/1/2030 77,000 70,051
5.32%, 12/1/2034 110,000 113,675
3.82%, 10/1/2049 108,000 87,598
4.19%, 10/1/2049 37,000 31,507
3.91%, 10/1/2050 149,000 119,864
6.46%, 11/1/2052 91,000 105,763
CVS Health Corp. ,
5.00%, 2/20/2026 75,000 75,512
2.88%, 6/1/2026 400,000 390,318
4.30%, 3/25/2028(b) 652,000 650,244
5.00%, 1/30/2029 80,000 81,682
5.40%, 6/1/2029(b) 100,000 103,733
3.25%, 8/15/2029 150,000 141,703
5.13%, 2/21/2030 80,000 82,034
1.75%, 8/21/2030 360,000 306,520
5.25%, 1/30/2031 65,000 66,924
1.88%, 2/28/2031 210,000 176,891
5.55%, 6/1/2031(b) 100,000 104,314
2.13%, 9/15/2031(b) 10,000 8,450
5.25%, 2/21/2033(b) 80,000 81,736
5.30%, 6/1/2033(b) 80,000 81,753
5.70%, 6/1/2034(b) 100,000 104,323
4.88%, 7/20/2035 200,000 195,794
4.78%, 3/25/2038 400,000 377,404
4.13%, 4/1/2040 200,000 171,304
6.00%, 6/1/2044 100,000 103,358
5.13%, 7/20/2045(b) 300,000 279,508
5.05%, 3/25/2048 600,000 547,638
4.25%, 4/1/2050 85,000 68,608

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
5.63%, 2/21/2053(b) 80,000 78,945
5.88%, 6/1/2053(b) 80,000 81,411
6.05%, 6/1/2054 100,000 104,329
6.00%, 6/1/2063 80,000 81,548
Elevance Health, Inc. ,
5.35%, 10/15/2025 40,000 40,334
3.65%, 12/1/2027(b) 300,000 295,799
5.15%, 6/15/2029(b) 45,000 46,691
2.25%, 5/15/2030(b) 200,000 179,132
4.10%, 5/15/2032 40,000 39,041
5.50%, 10/15/2032(b) 100,000 106,267
4.75%, 2/15/2033 120,000 121,379
5.38%, 6/15/2034(b) 50,000 52,560
4.63%, 5/15/2042 250,000 234,249
5.10%, 1/15/2044 50,000 49,421
4.65%, 8/15/2044 100,000 93,547
4.38%, 12/1/2047 300,000 265,604
3.60%, 3/15/2051(b) 200,000 154,233
4.55%, 5/15/2052 40,000 35,691
5.13%, 2/15/2053(b) 150,000 147,186
5.65%, 6/15/2054(b) 50,000 52,765
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 81,666
HCA, Inc. ,
5.25%, 6/15/2026(b) 350,000 352,577
5.38%, 9/1/2026 220,000 222,382
3.13%, 3/15/2027 30,000 29,159
5.20%, 6/1/2028(b) 40,000 41,045
4.13%, 6/15/2029 250,000 246,082
3.50%, 9/1/2030 500,000 471,188
2.38%, 7/15/2031(b) 50,000 43,229
3.63%, 3/15/2032 375,000 346,768
5.50%, 6/1/2033(b) 80,000 83,074
5.60%, 4/1/2034(b) 55,000 57,313
5.45%, 9/15/2034(b) 150,000 154,341
5.50%, 6/15/2047(b) 160,000 159,024
5.25%, 6/15/2049 80,000 75,960
3.50%, 7/15/2051 120,000 86,466
4.63%, 3/15/2052 330,000 286,414
5.90%, 6/1/2053(b) 75,000 78,237
6.00%, 4/1/2054 45,000 47,547
5.95%, 9/15/2054(b) 55,000 57,778
6.10%, 4/1/2064 75,000 79,006
Humana, Inc. ,
1.35%, 2/3/2027(b) 280,000 261,675
5.75%, 3/1/2028(b) 60,000 62,569
5.75%, 12/1/2028 25,000 26,296
3.70%, 3/23/2029(b) 100,000 97,304
5.38%, 4/15/2031(b) 25,000 25,895
2.15%, 2/3/2032(b) 215,000 180,838
5.88%, 3/1/2033(b) 100,000 106,160
5.95%, 3/15/2034 25,000 26,755
3.95%, 8/15/2049 150,000 118,624
5.75%, 4/15/2054(b) 74,000 75,745
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 17,120
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 66,315
4.88%, 4/1/2042 250,000 249,837
Series 2019, 3.27%,
11/1/2049 122,000 92,887
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 33,421
2.95%, 12/1/2029 250,000 232,801
4.35%, 4/1/2030 50,000 49,569
4.55%, 4/1/2032 50,000 49,429
4.80%, 10/1/2034 50,000 49,418
4.70%, 2/1/2045(b) 75,000 68,919
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 36,053
Series 2020, 3.19%,
7/1/2049(b) 100,000 75,457
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061(b) 79,000 56,869
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 95,081
3.95%, 2/16/2028 250,000 248,820
4.25%, 9/15/2029 25,000 25,065
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050(b) 57,000 41,335
4.13%, 7/1/2052(b) 50,000 44,192
Mount Sinai Hospital (The) ,
Series 2017, 3.98%,
7/1/2048 33,000 24,470
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 154,126
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046(b) 150,000 124,259
4.26%, 11/1/2047 35,000 30,176
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 93,807
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 92,703
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 31,135
Series 21A, 2.70%,
10/1/2051 151,000 95,918
Quest Diagnostics, Inc. ,
4.60%, 12/15/2027 25,000 25,335
4.20%, 6/30/2029 100,000 99,594
4.63%, 12/15/2029 25,000 25,305
2.95%, 6/30/2030 75,000 69,548
5.00%, 12/15/2034(b) 25,000 25,314
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 25,240

32 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Sutter Health ,
Series 2018, 3.70%,
8/15/2028(b) 40,000 39,110
Series 2018, 4.09%,
8/15/2048 50,000 43,397
Series 20A, 3.36%,
8/15/2050(b) 134,000 102,202
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 50,096
UnitedHealth Group, Inc. ,
5.15%, 10/15/2025 30,000 30,306
1.15%, 5/15/2026(b) 120,000 114,725
4.75%, 7/15/2026 40,000 40,589
3.38%, 4/15/2027(b) 200,000 197,317
4.60%, 4/15/2027(b) 55,000 56,008
3.70%, 5/15/2027 55,000 54,741
2.95%, 10/15/2027(b) 200,000 194,692
5.25%, 2/15/2028(b) 45,000 46,830
4.25%, 1/15/2029 120,000 121,034
4.70%, 4/15/2029(b) 50,000 51,279
4.00%, 5/15/2029(b) 100,000 99,756
4.80%, 1/15/2030 125,000 128,790
5.30%, 2/15/2030(b) 300,000 316,350
4.90%, 4/15/2031 75,000 77,590
2.30%, 5/15/2031(b) 75,000 66,499
4.95%, 1/15/2032 200,000 206,851
4.20%, 5/15/2032(b) 140,000 138,900
5.35%, 2/15/2033(b) 60,000 63,733
4.50%, 4/15/2033 120,000 120,534
5.00%, 4/15/2034 75,000 77,439
5.15%, 7/15/2034 200,000 208,738
4.63%, 7/15/2035(b) 105,000 106,145
5.80%, 3/15/2036 500,000 551,239
3.50%, 8/15/2039 100,000 86,198
3.05%, 5/15/2041 180,000 142,095
3.95%, 10/15/2042 250,000 219,232
5.50%, 7/15/2044 200,000 211,658
4.75%, 7/15/2045 250,000 242,382
4.25%, 6/15/2048 300,000 265,553
3.70%, 8/15/2049 500,000 402,684
3.25%, 5/15/2051 60,000 44,445
4.75%, 5/15/2052(b) 200,000 190,721
5.88%, 2/15/2053(b) 145,000 160,507
5.05%, 4/15/2053(b) 120,000 119,121
5.38%, 4/15/2054(b) 275,000 285,879
5.63%, 7/15/2054 200,000 214,560
3.88%, 8/15/2059 100,000 79,758
3.13%, 5/15/2060 100,000 68,251
4.95%, 5/15/2062 100,000 96,725
6.05%, 2/15/2063 190,000 215,110
5.20%, 4/15/2063(b) 80,000 80,074
5.50%, 4/15/2064 75,000 78,422
5.75%, 7/15/2064 170,000 183,516
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 94,727
4.63%, 10/15/2029(b) 50,000 49,691
2.65%, 1/15/2032(b) 100,000 86,056
5.05%, 10/15/2034 30,000 29,448
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048(b) 41,000 37,948
25,262,807
Health Care REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 300,000 241,072
4.85%, 4/15/2049(b) 300,000 274,174
3.55%, 3/15/2052(b) 70,000 51,331
5.15%, 4/15/2053(b) 70,000 66,966
5.63%, 5/15/2054 50,000 51,212
DOC DR LLC ,
2.63%, 11/1/2031 50,000 43,654
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 250,000 229,707
Healthpeak OP LLC ,
1.35%, 2/1/2027(b) 60,000 56,118
3.50%, 7/15/2029 125,000 119,904
3.00%, 1/15/2030(b) 180,000 167,755
5.25%, 12/15/2032(b) 85,000 87,561
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 547,266
3.63%, 10/1/2029 100,000 94,245
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 47,368
3.20%, 12/1/2031 100,000 88,013
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 246,637
4.40%, 1/15/2029 82,000 81,758
3.00%, 1/15/2030 100,000 92,622
2.50%, 9/1/2031 100,000 86,857
5.63%, 7/1/2034 25,000 26,309
5.00%, 1/15/2035(b) 25,000 25,039
Welltower OP LLC ,
4.25%, 4/1/2026(b) 50,000 49,926
2.05%, 1/15/2029(b) 70,000 63,875
3.10%, 1/15/2030 100,000 93,929
2.75%, 1/15/2031(b) 300,000 271,308
2.75%, 1/15/2032(b) 200,000 177,316
3,381,922
Health Care Technology 0.0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 88,000 93,537
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 93,123
Series J, 2.90%, 12/15/2031 80,000 70,348
5.70%, 7/1/2034(b) 25,000 25,813
5.50%, 4/15/2035(b) 25,000 25,363
214,647
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 204,731

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034(b) 50,000 51,563
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 25,000 25,000
4.55%, 10/15/2029 25,000 24,958
6.30%, 10/10/2033(b) 50,000 54,483
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 196,252
3.25%, 2/15/2030(b) 165,000 155,591
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 100,217
5.25%, 6/30/2029 25,000 25,595
5.50%, 6/30/2034 25,000 25,550
Las Vegas Sands Corp. ,
3.50%, 8/18/2026 72,000 70,480
5.90%, 6/1/2027 25,000 25,673
6.00%, 8/15/2029 25,000 25,980
Marriott International, Inc. ,
5.00%, 10/15/2027(b) 55,000 56,126
5.55%, 10/15/2028 50,000 52,309
Series FF, 4.63%, 6/15/2030 92,000 92,858
Series HH, 2.85%,
4/15/2031(b) 200,000 180,039
Series GG, 3.50%,
10/15/2032(b) 200,000 183,062
5.30%, 5/15/2034 100,000 103,043
McDonald's Corp. ,
3.70%, 1/30/2026 300,000 298,204
3.80%, 4/1/2028(b) 200,000 198,191
4.80%, 8/14/2028 50,000 51,328
5.00%, 5/17/2029 25,000 25,906
4.95%, 8/14/2033(b) 75,000 77,947
5.20%, 5/17/2034 25,000 26,438
4.70%, 12/9/2035(b) 400,000 404,321
4.88%, 7/15/2040 250,000 248,138
4.88%, 12/9/2045(b) 250,000 242,809
3.63%, 9/1/2049(b) 200,000 157,562
4.20%, 4/1/2050(b) 50,000 43,229
5.45%, 8/14/2053 75,000 78,167
Sands China Ltd. ,
5.40%, 8/8/2028(b)(f) 200,000 201,925
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 50,358
4.85%, 2/8/2027(b) 25,000 25,397
3.50%, 3/1/2028(b) 250,000 245,598
2.55%, 11/15/2030(b) 200,000 181,174
4.90%, 2/15/2031 25,000 25,954
3.00%, 2/14/2032 140,000 127,594
4.80%, 2/15/2033 100,000 102,481
5.00%, 2/15/2034 25,000 25,734
4.45%, 8/15/2049(b) 250,000 221,892
3.50%, 11/15/2050(b) 200,000 152,431
4,866,288
Household Durables 0.0%
†
DR Horton, Inc. ,
1.30%, 10/15/2026(b) 220,000 208,127
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 33,691
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 106,445
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Mohawk Industries, Inc. ,
5.85%, 9/18/2028(b) 50,000 52,727
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 54,998
Whirlpool Corp. ,
2.40%, 5/15/2031 175,000 150,181
4.70%, 5/14/2032 20,000 19,815
5.50%, 3/1/2033 50,000 51,019
5.75%, 3/1/2034(b) 25,000 25,608
702,611
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 87,380
5.60%, 11/15/2032 40,000 43,053
5.00%, 6/15/2052 40,000 39,236
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 101,328
Colgate-Palmolive Co. ,
4.80%, 3/2/2026 16,000 16,204
4.60%, 3/1/2028 16,000 16,418
3.25%, 8/15/2032(b) 35,000 32,938
4.60%, 3/1/2033 16,000 16,554
Kimberly-Clark Corp. ,
4.50%, 2/16/2033 100,000 101,823
6.63%, 8/1/2037 130,000 155,964
3.20%, 7/30/2046 165,000 127,108
2.88%, 2/7/2050(b) 100,000 71,878
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 231,468
4.10%, 1/26/2026(b) 150,000 150,634
1.00%, 4/23/2026(b) 170,000 162,845
2.85%, 8/11/2027 250,000 243,957
4.35%, 1/29/2029 50,000 51,233
1.20%, 10/29/2030 100,000 85,536
1.95%, 4/23/2031(b) 300,000 268,005
4.55%, 1/29/2034(b) 50,000 51,643
3.60%, 3/25/2050 300,000 254,587
2,309,792
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 61,763
2.45%, 1/15/2031(b) 70,000 60,624
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 41,748
5.80%, 3/1/2033 40,000 42,907
6.13%, 1/15/2034 25,000 27,475
6.25%, 10/1/2039 180,000 201,499
6.50%, 10/1/2053(b) 76,000 87,841
5.75%, 3/15/2054 50,000 52,901
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(b) 40,000 35,077
5.25%, 9/1/2050 200,000 194,136
6.20%, 12/1/2053 50,000 54,668
Southern Power Co. ,
0.90%, 1/15/2026(b) 200,000 191,326
1,051,965

34 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.1%
3M Co. ,
3.05%, 4/15/2030 100,000 94,850
5.70%, 3/15/2037 415,000 461,790
4.00%, 9/14/2048 96,000 85,277
3.25%, 8/26/2049 90,000 67,319
Honeywell International, Inc. ,
2.50%, 11/1/2026(b) 500,000 487,035
1.10%, 3/1/2027 100,000 93,668
4.65%, 7/30/2027(b) 50,000 51,004
4.95%, 2/15/2028 60,000 62,103
4.25%, 1/15/2029 20,000 20,280
2.70%, 8/15/2029(b) 500,000 472,378
4.88%, 9/1/2029(b) 50,000 51,818
4.70%, 2/1/2030 50,000 51,382
1.75%, 9/1/2031(b) 100,000 85,836
4.95%, 9/1/2031 50,000 52,292
4.75%, 2/1/2032 50,000 51,448
5.00%, 2/15/2033 60,000 62,717
4.50%, 1/15/2034 20,000 20,178
5.00%, 3/1/2035 100,000 104,091
2.80%, 6/1/2050 90,000 63,814
5.25%, 3/1/2054(b) 124,000 129,328
5.35%, 3/1/2064 50,000 52,698
Pentair Finance Sarl ,
5.90%, 7/15/2032(b) 30,000 32,112
2,653,418
Industrial REITs 0.1%
Americold Realty Operating
Partnership LP ,
5.41%, 9/12/2034(b) 25,000 25,079
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 46,176
2.88%, 11/15/2029 125,000 117,464
2.25%, 4/15/2030(b) 160,000 144,480
1.75%, 7/1/2030 65,000 56,694
1.25%, 10/15/2030 65,000 54,835
2.25%, 1/15/2032(b) 200,000 171,973
4.63%, 1/15/2033 50,000 50,277
4.75%, 6/15/2033(b) 35,000 35,473
5.13%, 1/15/2034 50,000 51,696
5.00%, 3/15/2034(b) 50,000 51,272
5.00%, 1/31/2035 50,000 51,204
3.00%, 4/15/2050 65,000 45,445
2.13%, 10/15/2050 155,000 88,450
5.25%, 6/15/2053(b) 30,000 30,409
5.25%, 3/15/2054 75,000 76,160
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 20,309
2.15%, 9/1/2031 90,000 75,840
1,193,236
Insurance 0.6%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 483,487
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 48,438
3.25%, 8/15/2051(b) 50,000 36,281
Allstate Corp. (The) ,
5.05%, 6/24/2029 25,000 25,759
5.25%, 3/30/2033(b) 20,000 20,855
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Allstate Corp. (The),
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(b)(d) 195,000 205,087
American International Group,
Inc. ,
5.13%, 3/27/2033 60,000 61,833
4.80%, 7/10/2045(b) 150,000 143,296
4.75%, 4/1/2048(b) 100,000 94,791
4.38%, 6/30/2050(b) 200,000 179,279
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 184,116
2.05%, 8/23/2031(b) 50,000 42,751
2.60%, 12/2/2031 25,000 22,091
5.00%, 9/12/2032 30,000 30,768
5.35%, 2/28/2033(b) 25,000 26,118
2.90%, 8/23/2051 50,000 33,216
3.90%, 2/28/2052(b) 30,000 23,994
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 228,837
Aon North America, Inc. ,
5.13%, 3/1/2027(b) 55,000 56,267
5.15%, 3/1/2029 75,000 77,473
5.30%, 3/1/2031(b) 75,000 78,245
5.45%, 3/1/2034 75,000 78,744
5.75%, 3/1/2054 188,000 199,155
Arch Capital Finance LLC ,
5.03%, 12/15/2046(b) 250,000 240,128
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031 200,000 170,906
3.50%, 5/20/2051 78,000 57,581
3.05%, 3/9/2052 100,000 66,307
5.75%, 3/2/2053 12,000 12,536
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 484,188
6.65%, 2/1/2033 50,000 54,955
5.88%, 1/15/2034 25,000 26,166
6.25%, 4/1/2054(b) 50,000 53,302
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 96,791
4.20%, 8/15/2048 400,000 367,854
4.25%, 1/15/2049(b) 300,000 277,803
2.85%, 10/15/2050(b) 45,000 31,626
3.85%, 3/15/2052 100,000 84,369
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 123,523
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 28,730
5.65%, 6/11/2034(b) 50,000 52,458
4.95%, 3/17/2052 25,000 22,876
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 184,181
Chubb INA Holdings LLC ,
3.35%, 5/3/2026(b) 90,000 88,941
4.65%, 8/15/2029(b) 50,000 51,161
1.38%, 9/15/2030 88,000 75,451
5.00%, 3/15/2034(b) 75,000 77,885
4.35%, 11/3/2045(b) 250,000 230,753
2.85%, 12/15/2051(b) 50,000 34,901
3.05%, 12/15/2061 35,000 23,890

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 26,428
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 69,111
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 90,748
3.13%, 10/15/2052 50,000 33,452
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 52,812
6.50%, 6/4/2029 25,000 25,750
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 199,772
6.00%, 12/7/2033(c) 100,000 105,152
6.10%, 3/15/2055(b)(c) 25,000 26,032
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 23,422
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 62,979
5.45%, 9/30/2034 25,000 24,885
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 215,823
5.85%, 9/15/2034 25,000 25,833
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 87,664
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 337,429
Kemper Corp. ,
3.80%, 2/23/2032 30,000 27,270
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 463,826
Loews Corp. ,
4.13%, 5/15/2043 200,000 177,116
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 492,625
3.70%, 3/16/2032 20,000 19,082
Markel Group, Inc. ,
3.35%, 9/17/2029(b) 475,000 450,735
3.45%, 5/7/2052 100,000 70,887
Marsh & McLennan Cos., Inc. ,
4.38%, 3/15/2029(b) 300,000 303,097
5.75%, 11/1/2032(b) 25,000 27,137
5.40%, 9/15/2033(b) 50,000 53,163
5.15%, 3/15/2034(b) 25,000 26,171
4.20%, 3/1/2048(b) 500,000 434,929
6.25%, 11/1/2052 25,000 29,121
5.70%, 9/15/2053(b) 100,000 107,490
5.45%, 3/15/2054 25,000 25,929
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 496,360
5.38%, 7/15/2033(b) 50,000 53,200
5.30%, 12/15/2034(b) 50,000 52,524
5.70%, 6/15/2035(b) 159,000 173,110
6.40%, 12/15/2036 300,000 318,082
4.88%, 11/13/2043(b) 250,000 245,785
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc.,
4.05%, 3/1/2045 100,000 87,208
5.00%, 7/15/2052(b) 60,000 59,389
5.25%, 1/15/2054(b) 100,000 102,992
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(b)(g) 40,000 40,910
Old Republic International
Corp. ,
3.88%, 8/26/2026(b) 200,000 197,969
5.75%, 3/28/2034 25,000 26,223
Principal Financial Group, Inc. ,
5.38%, 3/15/2033 40,000 41,718
4.30%, 11/15/2046(b) 50,000 44,362
5.50%, 3/15/2053 45,000 46,293
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 38,566
3.00%, 3/15/2032 30,000 27,508
6.25%, 12/1/2032 162,000 182,194
4.95%, 6/15/2033 20,000 20,749
3.70%, 1/26/2045(b) 250,000 206,632
4.13%, 4/15/2047 92,000 81,153
Prudential Financial, Inc. ,
3.88%, 3/27/2028(b) 200,000 198,233
4.60%, 5/15/2044(b) 250,000 236,286
3.91%, 12/7/2047(b) 186,000 154,623
3.94%, 12/7/2049 505,000 417,643
3.70%, 3/13/2051(b) 300,000 237,416
Prudential Funding Asia plc ,
3.13%, 4/14/2030 100,000 94,185
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 21,434
5.75%, 9/15/2034 25,000 26,335
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033(b) 60,000 62,976
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037 86,000 98,159
5.35%, 11/1/2040 250,000 261,871
4.10%, 3/4/2049 200,000 173,790
5.45%, 5/25/2053 20,000 21,364
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 217,755
Unum Group ,
4.00%, 6/15/2029(b) 250,000 245,014
4.13%, 6/15/2051 50,000 39,430
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 81,992
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 50,397
4.50%, 9/15/2028(b) 400,000 399,805
2.95%, 9/15/2029(b) 65,000 60,307
5.35%, 5/15/2033(b) 20,000 20,588
5.90%, 3/5/2054 50,000 52,459
15,231,002
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.00%, 8/15/2026 500,000 484,664
0.80%, 8/15/2027(b) 90,000 83,362
1.10%, 8/15/2030(b) 165,000 142,069

36 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Alphabet, Inc.,
1.90%, 8/15/2040(b) 100,000 71,413
2.05%, 8/15/2050 200,000 124,542
2.25%, 8/15/2060 200,000 123,410
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 200,610
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 228,119
4.60%, 5/15/2028(b) 60,000 61,546
4.30%, 8/15/2029(b) 65,000 66,002
4.80%, 5/15/2030(b) 60,000 62,413
4.55%, 8/15/2031(b) 75,000 76,680
3.85%, 8/15/2032 195,000 189,562
4.95%, 5/15/2033 60,000 62,979
4.75%, 8/15/2034(b) 175,000 178,622
4.45%, 8/15/2052 265,000 244,355
5.60%, 5/15/2053(b) 310,000 336,100
5.40%, 8/15/2054 346,000 362,488
4.65%, 8/15/2062(b) 180,000 167,586
5.75%, 5/15/2063 60,000 65,767
5.55%, 8/15/2064 150,000 160,210
3,492,499
IT Services 0.2%
CGI, Inc. ,
1.45%, 9/14/2026 50,000 47,294
2.30%, 9/14/2031 50,000 42,855
DXC Technology Co. ,
1.80%, 9/15/2026(b) 100,000 94,731
2.38%, 9/15/2028(b) 100,000 90,399
IBM International Capital Pte.
Ltd. ,
4.70%, 2/5/2026 100,000 100,401
4.60%, 2/5/2027 100,000 101,201
4.60%, 2/5/2029 100,000 101,758
4.75%, 2/5/2031(b) 100,000 102,480
4.90%, 2/5/2034 100,000 102,580
5.25%, 2/5/2044(b) 100,000 101,828
5.30%, 2/5/2054(b) 200,000 202,489
International Business
Machines Corp. ,
4.50%, 2/6/2026(b) 300,000 301,382
3.30%, 5/15/2026 400,000 394,615
1.70%, 5/15/2027 300,000 282,471
4.50%, 2/6/2028 100,000 101,396
3.50%, 5/15/2029 400,000 388,767
1.95%, 5/15/2030 100,000 88,475
5.88%, 11/29/2032(b) 53,000 58,201
4.15%, 5/15/2039 300,000 276,331
4.00%, 6/20/2042(b) 150,000 132,054
4.25%, 5/15/2049(b) 300,000 263,079
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 131,816
3,506,603
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 54,602
4.40%, 9/15/2032 100,000 94,176
5.10%, 4/1/2052 30,000 25,316
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 98,023
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products
Hasbro, Inc.,
3.90%, 11/19/2029(b) 100,000 96,432
6.05%, 5/14/2034(b) 25,000 26,312
5.10%, 5/15/2044 100,000 92,917
487,778
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
4.20%, 9/9/2027 25,000 25,070
2.75%, 9/15/2029(b) 165,000 153,410
2.30%, 3/12/2031 82,000 71,913
4.75%, 9/9/2034(b) 25,000 24,958
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 46,302
Danaher Corp. ,
2.60%, 10/1/2050 94,000 62,407
2.80%, 12/10/2051(b) 140,000 95,976
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 101,304
4.65%, 9/9/2026 25,000 25,156
5.75%, 12/13/2027(b) 100,000 103,880
Revvity, Inc. ,
1.90%, 9/15/2028(b) 60,000 54,641
3.30%, 9/15/2029(b) 100,000 94,424
2.25%, 9/15/2031 35,000 29,882
Thermo Fisher Scientific, Inc. ,
4.95%, 8/10/2026 100,000 101,689
5.00%, 12/5/2026 50,000 51,061
4.80%, 11/21/2027 65,000 66,711
1.75%, 10/15/2028(b) 115,000 105,543
5.00%, 1/31/2029(b) 75,000 77,778
2.60%, 10/1/2029 325,000 303,504
4.98%, 8/10/2030(b) 65,000 67,742
2.00%, 10/15/2031 55,000 47,688
4.95%, 11/21/2032(b) 70,000 72,897
5.09%, 8/10/2033 80,000 83,688
5.20%, 1/31/2034 50,000 52,783
2.80%, 10/15/2041 30,000 22,901
5.40%, 8/10/2043(b) 90,000 95,752
5.30%, 2/1/2044 100,000 103,593
2,142,653
Machinery 0.2%
AGCO Corp. ,
5.45%, 3/21/2027 50,000 51,016
5.80%, 3/21/2034(b) 50,000 52,285
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 65,533
6.05%, 8/15/2036(b) 177,000 202,922
3.80%, 8/15/2042(b) 300,000 263,467
3.25%, 9/19/2049(b) 330,000 253,433
CNH Industrial Capital LLC ,
5.45%, 10/14/2025(b) 100,000 100,937
1.45%, 7/15/2026 150,000 142,610
4.55%, 4/10/2028(b) 40,000 40,213
5.50%, 1/12/2029 100,000 104,381
5.10%, 4/20/2029 50,000 51,466
Cummins, Inc. ,
2.60%, 9/1/2050 50,000 32,501
5.45%, 2/20/2054(b) 92,000 97,324
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 223,847

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Dover Corp. ,
2.95%, 11/4/2029 45,000 42,160
5.38%, 3/1/2041 100,000 102,561
Flowserve Corp. ,
2.80%, 1/15/2032(b) 100,000 86,613
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 200,403
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027 50,000 51,250
5.18%, 6/15/2029 50,000 51,723
5.70%, 8/14/2033(b) 100,000 107,142
5.45%, 6/15/2034(b) 50,000 52,614
Nordson Corp. ,
4.50%, 12/15/2029(b) 25,000 25,100
5.80%, 9/15/2033(b) 25,000 26,969
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 41,616
Otis Worldwide Corp. ,
5.25%, 8/16/2028 30,000 31,087
3.11%, 2/15/2040(b) 300,000 241,110
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 65,000 65,209
3.25%, 6/14/2029(b) 104,000 99,823
4.50%, 9/15/2029 95,000 96,080
4.20%, 11/21/2034 300,000 291,310
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 105,471
4.25%, 11/15/2028(b) 250,000 249,607
2.30%, 3/15/2030(b) 500,000 446,939
3.00%, 5/15/2032 40,000 35,944
Westinghouse Air Brake
Technologies Corp. ,
3.45%, 11/15/2026 78,000 76,629
4.70%, 9/15/2028(f) 250,000 253,171
4,462,466
Media 0.5%
Charter Communications
Operating LLC ,
6.15%, 11/10/2026(b) 95,000 97,641
4.20%, 3/15/2028(b) 200,000 194,450
2.25%, 1/15/2029(b) 100,000 89,036
5.05%, 3/30/2029(b) 150,000 149,216
6.10%, 6/1/2029(b) 75,000 77,629
4.40%, 4/1/2033 75,000 68,615
6.65%, 2/1/2034 125,000 130,829
6.55%, 6/1/2034(b) 75,000 78,013
6.38%, 10/23/2035 300,000 306,338
3.50%, 3/1/2042 100,000 69,488
5.38%, 5/1/2047 400,000 335,851
5.75%, 4/1/2048 350,000 305,648
4.80%, 3/1/2050 500,000 382,786
3.90%, 6/1/2052 200,000 131,129
5.25%, 4/1/2053(b) 180,000 147,087
6.83%, 10/23/2055(b) 150,000 149,775
3.85%, 4/1/2061 310,000 190,134
Comcast Corp. ,
3.95%, 10/15/2025 500,000 498,588
5.35%, 11/15/2027 55,000 57,211
3.15%, 2/15/2028(b) 500,000 485,566
4.55%, 1/15/2029 80,000 81,394
5.10%, 6/1/2029 75,000 78,108
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
2.65%, 2/1/2030(b) 300,000 277,618
3.40%, 4/1/2030(b) 165,000 158,295
1.95%, 1/15/2031 700,000 607,764
5.50%, 11/15/2032(b) 60,000 64,238
4.25%, 1/15/2033 250,000 245,901
4.65%, 2/15/2033 160,000 162,288
7.05%, 3/15/2033 95,000 111,058
4.80%, 5/15/2033 80,000 81,579
5.30%, 6/1/2034(b) 75,000 79,011
4.40%, 8/15/2035(b) 200,000 194,946
6.50%, 11/15/2035(b) 100,000 114,722
3.90%, 3/1/2038 250,000 225,649
3.40%, 7/15/2046(b) 250,000 193,459
4.70%, 10/15/2048(b) 400,000 378,488
4.00%, 11/1/2049 450,000 375,847
2.89%, 11/1/2051(b) 500,000 335,984
2.45%, 8/15/2052 300,000 182,989
5.35%, 5/15/2053(b) 80,000 81,826
5.65%, 6/1/2054 70,000 74,755
2.94%, 11/1/2056 527,000 344,423
2.65%, 8/15/2062 300,000 177,519
5.50%, 5/15/2064 280,000 289,515
Discovery Communications
LLC ,
4.90%, 3/11/2026(b) 115,000 114,911
3.63%, 5/15/2030(b) 200,000 180,191
5.00%, 9/20/2037(b) 125,000 108,477
Fox Corp. ,
6.50%, 10/13/2033(b) 100,000 109,423
5.58%, 1/25/2049(b) 300,000 295,637
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 247,829
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 139,986
5.38%, 6/15/2033 24,000 24,486
3.38%, 3/1/2041(b) 70,000 54,451
Omnicom Group, Inc. ,
3.60%, 4/15/2026(b) 200,000 197,645
2.60%, 8/1/2031 82,000 72,707
5.30%, 11/1/2034 50,000 52,028
Paramount Global ,
5.50%, 5/15/2033 118,000 110,670
4.38%, 3/15/2043(b) 459,000 339,598
4.60%, 1/15/2045(b) 250,000 184,511
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 701,018
11,795,974
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 40,000 42,457
6.80%, 11/29/2032(b) 40,000 44,621
6.00%, 6/17/2034(b) 50,000 53,061
7.00%, 10/15/2039(b)(f) 100,000 113,541
6.35%, 6/17/2054(b) 50,000 52,187
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 106,268
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026(b) 60,000 60,584

38 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026 80,000 82,329
5.25%, 9/8/2026 100,000 102,203
4.75%, 2/28/2028(b) 60,000 61,237
5.10%, 9/8/2028 100,000 103,417
5.25%, 9/8/2030(b) 100,000 105,441
4.90%, 2/28/2033 35,000 35,917
5.25%, 9/8/2033(b) 100,000 104,800
4.13%, 2/24/2042 92,000 83,316
5.00%, 9/30/2043 400,000 401,187
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 362,989
Newmont Corp. ,
5.30%, 3/15/2026 50,000 50,659
2.25%, 10/1/2030 96,000 86,001
2.60%, 7/15/2032(b) 115,000 101,961
5.35%, 3/15/2034(b) 50,000 52,399
5.88%, 4/1/2035 236,000 257,770
4.88%, 3/15/2042(b) 150,000 148,260
Nucor Corp. ,
4.30%, 5/23/2027(b) 60,000 60,429
5.20%, 8/1/2043(b) 200,000 203,220
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 224,631
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 203,151
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033(b) 55,000 57,595
4.13%, 8/21/2042(b) 250,000 224,978
5.13%, 3/9/2053(b) 60,000 61,002
Southern Copper Corp. ,
7.50%, 7/27/2035 100,000 118,966
6.75%, 4/16/2040 250,000 285,738
5.88%, 4/23/2045 100,000 104,927
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 184,796
5.38%, 8/15/2034(b) 50,000 51,603
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 286,098
6.13%, 6/12/2033(b) 250,000 264,756
6.88%, 11/10/2039(b) 139,000 155,001
5,099,496
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp. ,
5.37%, 6/15/2026(b)(f) 81,000 81,979
Ameren Corp. ,
5.70%, 12/1/2026 50,000 51,402
1.95%, 3/15/2027 80,000 75,782
5.00%, 1/15/2029 50,000 51,183
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 38,231
2.90%, 6/15/2051 100,000 68,445
5.90%, 12/1/2052 100,000 111,380
5.55%, 7/1/2054 50,000 53,790
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 403,257
4.60%, 5/1/2053 90,000 81,112
Black Hills Corp. ,
5.95%, 3/15/2028(b) 100,000 104,935
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Black Hills Corp.,
3.05%, 10/15/2029 210,000 195,376
6.15%, 5/15/2034(b) 70,000 75,517
6.00%, 1/15/2035 25,000 26,621
3.88%, 10/15/2049 100,000 77,976
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(b) 25,000 25,407
5.40%, 6/1/2029(b) 50,000 51,913
2.65%, 6/1/2031 85,000 75,245
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 44,543
5.20%, 3/1/2033 40,000 41,903
5.50%, 3/15/2034 50,000 53,482
5.38%, 5/15/2034(b) 25,000 26,523
3.95%, 3/1/2043 500,000 428,626
4.50%, 12/1/2045(b) 150,000 137,168
Series 20B, 3.95%,
4/1/2050 88,000 75,331
6.15%, 11/15/2052 200,000 228,502
5.90%, 11/15/2053(b) 50,000 55,294
5.70%, 5/15/2054(b) 25,000 27,075
4.63%, 12/1/2054(b) 150,000 138,787
3.70%, 11/15/2059(b) 50,000 38,224
3.60%, 6/15/2061(b) 200,000 149,545
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 203,321
4.90%, 2/15/2029(b) 100,000 103,151
4.70%, 1/15/2030(b) 25,000 25,621
4.63%, 5/15/2033(b) 100,000 101,209
4.35%, 4/15/2049 300,000 270,821
3.10%, 8/15/2050 45,000 33,681
2.65%, 8/15/2052 15,000 10,012
2.50%, 5/1/2060 100,000 61,810
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 486,751
Series C, 3.38%, 4/1/2030 300,000 284,332
Series C, 2.25%, 8/15/2031 30,000 25,952
Series A, 4.35%, 8/15/2032 40,000 39,530
5.38%, 11/15/2032(b) 50,000 52,325
Series E, 6.30%, 3/15/2033 10,000 10,935
Series F, 5.25%, 8/1/2033 50,000 51,531
Series B, 5.95%, 6/15/2035 151,000 163,245
Series C, 4.90%, 8/1/2041 300,000 283,195
Series B, 4.85%, 8/15/2052 40,000 37,043
DTE Energy Co. ,
4.95%, 7/1/2027 50,000 50,844
4.88%, 6/1/2028 100,000 102,099
5.10%, 3/1/2029(b) 75,000 77,232
2.95%, 3/1/2030 50,000 46,182
5.85%, 6/1/2034(b) 50,000 53,668
National Grid plc ,
5.42%, 1/11/2034(b) 100,000 104,076
NiSource, Inc. ,
5.25%, 3/30/2028 104,000 107,128
5.20%, 7/1/2029 50,000 51,772
2.95%, 9/1/2029(b) 250,000 234,236
1.70%, 2/15/2031 85,000 71,759
5.35%, 4/1/2034 25,000 25,955
5.95%, 6/15/2041(b) 300,000 319,005
5.00%, 6/15/2052(b) 70,000 67,146

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 52,733
5.20%, 4/1/2029(b) 50,000 51,829
6.13%, 10/15/2033 50,000 54,462
5.45%, 4/1/2034 50,000 52,077
Puget Energy, Inc. ,
2.38%, 6/15/2028 200,000 185,191
4.22%, 3/15/2032(b) 40,000 37,612
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034(b) 25,000 26,225
5.64%, 4/15/2041 200,000 209,216
5.69%, 6/15/2054 25,000 26,929
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028(b) 100,000 102,754
Series VVV, 1.70%,
10/1/2030 100,000 86,517
4.15%, 5/15/2048 200,000 171,134
3.32%, 4/15/2050 200,000 147,204
5.35%, 4/1/2053 95,000 97,512
5.55%, 4/15/2054 50,000 52,840
Sempra ,
5.40%, 8/1/2026 50,000 50,932
3.40%, 2/1/2028 300,000 290,908
5.50%, 8/1/2033(b) 50,000 52,434
6.00%, 10/15/2039(b) 220,000 234,554
4.00%, 2/1/2048(b) 150,000 121,681
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(d) 126,000 126,237
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(b) 250,000 212,049
5.75%, 9/15/2033 50,000 53,748
4.95%, 9/15/2034(b) 25,000 25,261
Series 21A, 3.15%,
9/30/2051 100,000 69,101
WEC Energy Group, Inc. ,
4.75%, 1/9/2026(b) 70,000 70,298
5.60%, 9/12/2026(b) 25,000 25,632
5.15%, 10/1/2027 100,000 102,643
4.75%, 1/15/2028 50,000 50,786
1.80%, 10/15/2030(b) 300,000 259,399
9,750,019
Office REITs 0.1%
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 240,989
2.90%, 3/15/2030(b) 100,000 89,836
3.25%, 1/30/2031 89,000 80,164
2.45%, 10/1/2033(b) 300,000 240,054
5.75%, 1/15/2035 25,000 25,497
COPT Defense Properties LP ,
2.00%, 1/15/2029(b) 100,000 88,839
2.90%, 12/1/2033 100,000 83,748
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 224,973
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 89,389
1,163,489
Oil, Gas & Consumable Fuels 1.6%
Apache Corp. ,
5.10%, 9/1/2040(b) 200,000 177,811
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 229,626
5.63%, 8/1/2034(b) 25,000 25,788
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 495,829
5.02%, 11/17/2027 75,000 77,129
4.23%, 11/6/2028(b) 400,000 401,436
4.70%, 4/10/2029(b) 50,000 51,025
4.97%, 10/17/2029 75,000 77,389
2.72%, 1/12/2032(b) 400,000 356,504
4.81%, 2/13/2033 300,000 304,012
4.89%, 9/11/2033(b) 240,000 244,201
4.99%, 4/10/2034(b) 50,000 51,088
5.23%, 11/17/2034 75,000 78,085
3.06%, 6/17/2041 50,000 38,839
3.00%, 2/24/2050(b) 200,000 138,500
2.77%, 11/10/2050 300,000 197,332
2.94%, 6/4/2051(b) 150,000 101,957
3.00%, 3/17/2052(b) 50,000 34,322
3.38%, 2/8/2061(b) 50,000 35,199
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 294,044
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038(b) 340,000 365,298
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 38,808
6.75%, 11/15/2039 17,000 19,196
5.40%, 6/15/2047(b) 120,000 116,186
3.75%, 2/15/2052(b) 25,000 18,394
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 254,143
3.70%, 11/15/2029 65,000 62,492
2.74%, 12/31/2039 100,000 83,018
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(b) 300,000 295,898
4.00%, 3/1/2031(b) 300,000 283,917
3.25%, 1/31/2032(b) 200,000 178,843
5.75%, 8/15/2034(c) 75,000 78,131
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b) 300,000 298,042
5.65%, 4/15/2034(c) 150,000 155,191
Chevron Corp. ,
2.95%, 5/16/2026 300,000 295,604
2.00%, 5/11/2027(b) 120,000 114,639
2.24%, 5/11/2030 152,000 138,025
3.08%, 5/11/2050 25,000 18,306
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 110,961
3.85%, 1/15/2028(b) 50,000 50,102
2.34%, 8/12/2050 200,000 124,927
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 157,856

40 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 103,124
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 194,749
6.50%, 2/1/2039 300,000 346,486
ConocoPhillips Co. ,
5.05%, 9/15/2033(b) 70,000 72,448
3.76%, 3/15/2042 100,000 84,999
4.30%, 11/15/2044(b) 155,000 137,781
3.80%, 3/15/2052(b) 50,000 40,094
5.30%, 5/15/2053(b) 40,000 40,425
5.55%, 3/15/2054(b) 50,000 52,274
4.03%, 3/15/2062 200,000 161,195
5.70%, 9/15/2063(b) 50,000 53,327
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 51,314
Coterra Energy, Inc. ,
5.60%, 3/15/2034 50,000 51,732
Devon Energy Corp. ,
5.88%, 6/15/2028(b) 100,000 101,092
5.20%, 9/15/2034(b) 75,000 74,680
4.75%, 5/15/2042(b) 300,000 265,591
5.75%, 9/15/2054(b) 75,000 72,997
Diamondback Energy, Inc. ,
3.25%, 12/1/2026 84,000 82,210
5.20%, 4/18/2027 125,000 127,575
3.50%, 12/1/2029(b) 100,000 95,111
5.15%, 1/30/2030 125,000 128,246
6.25%, 3/15/2033 35,000 37,746
5.40%, 4/18/2034 100,000 102,085
4.40%, 3/24/2051(b) 50,000 41,488
6.25%, 3/15/2053 60,000 64,277
5.75%, 4/18/2054 200,000 201,534
5.90%, 4/18/2064 60,000 60,477
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 200,000 187,102
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 252,316
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 90,139
5.90%, 11/15/2026 70,000 72,287
5.25%, 4/5/2027(b) 25,000 25,597
3.70%, 7/15/2027(b) 50,000 49,287
6.00%, 11/15/2028(b) 50,000 53,096
3.13%, 11/15/2029(b) 150,000 141,561
6.20%, 11/15/2030(b) 30,000 32,663
5.70%, 3/8/2033(b) 380,000 400,501
2.50%, 8/1/2033(b) 200,000 167,955
5.63%, 4/5/2034(b) 131,000 137,395
5.50%, 12/1/2046 100,000 101,626
4.00%, 11/15/2049 250,000 201,555
3.40%, 8/1/2051(b) 65,000 46,916
6.70%, 11/15/2053(b) 70,000 81,054
Energy Transfer LP ,
4.75%, 1/15/2026 250,000 250,293
6.05%, 12/1/2026 75,000 77,630
5.55%, 2/15/2028 50,000 51,679
5.25%, 7/1/2029(b) 30,000 30,898
3.75%, 5/15/2030 60,000 57,316
6.40%, 12/1/2030(b) 40,000 43,576
5.75%, 2/15/2033 30,000 31,376
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
6.55%, 12/1/2033 230,000 253,923
5.55%, 5/15/2034 40,000 41,417
5.60%, 9/1/2034 50,000 51,946
6.05%, 6/1/2041(b) 75,000 77,667
6.50%, 2/1/2042 250,000 273,213
5.00%, 5/15/2044(f) 150,000 137,392
5.35%, 5/15/2045 200,000 190,532
5.30%, 4/15/2047 300,000 282,692
6.25%, 4/15/2049(b) 450,000 473,175
5.00%, 5/15/2050(b) 200,000 180,684
5.95%, 5/15/2054(b) 90,000 92,111
6.05%, 9/1/2054(b) 50,000 51,798
EnLink Midstream Partners
LP ,
5.45%, 6/1/2047 100,000 94,566
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026 70,000 70,789
4.60%, 1/11/2027 50,000 50,640
2.80%, 1/31/2030(b) 120,000 111,954
5.35%, 1/31/2033(b) 70,000 73,472
4.85%, 1/31/2034(b) 50,000 50,723
4.95%, 2/15/2035 75,000 76,164
6.13%, 10/15/2039 285,000 315,118
4.45%, 2/15/2043 100,000 90,968
4.85%, 3/15/2044 100,000 95,303
4.25%, 2/15/2048 250,000 216,060
4.80%, 2/1/2049(b) 300,000 280,228
4.20%, 1/31/2050 134,000 114,321
3.70%, 1/31/2051 250,000 194,548
3.20%, 2/15/2052(b) 80,000 56,720
4.95%, 10/15/2054(b) 200,000 190,347
5.55%, 2/16/2055 45,000 46,486
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 57,857
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 294,806
5.75%, 2/1/2034(b) 50,000 51,380
Equinor ASA ,
3.13%, 4/6/2030(b) 200,000 190,112
3.70%, 4/6/2050(b) 500,000 405,835
Exxon Mobil Corp. ,
3.04%, 3/1/2026(b) 235,000 232,137
2.28%, 8/16/2026(b) 100,000 97,206
3.29%, 3/19/2027(b) 200,000 198,751
3.48%, 3/19/2030(b) 250,000 242,862
2.61%, 10/15/2030(b) 250,000 230,442
4.23%, 3/19/2040 200,000 187,239
4.11%, 3/1/2046(b) 250,000 222,793
3.10%, 8/16/2049 50,000 36,712
4.33%, 3/19/2050(b) 326,000 295,271
3.45%, 4/15/2051(b) 274,000 212,319
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 499,881
5.60%, 2/15/2041(b) 250,000 260,115
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 250,000 267,100
5.00%, 8/15/2042(b) 350,000 326,028
Kinder Morgan, Inc. ,
1.75%, 11/15/2026(b) 300,000 285,113

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.,
5.00%, 2/1/2029 60,000 61,282
5.10%, 8/1/2029(b) 40,000 41,042
2.00%, 2/15/2031(b) 50,000 42,967
4.80%, 2/1/2033 60,000 59,461
5.20%, 6/1/2033 90,000 91,108
5.40%, 2/1/2034(b) 75,000 76,857
5.30%, 12/1/2034(b) 350,000 355,445
5.55%, 6/1/2045 200,000 197,624
5.05%, 2/15/2046 250,000 231,041
3.25%, 8/1/2050 50,000 34,033
5.45%, 8/1/2052(b) 60,000 58,326
5.95%, 8/1/2054 25,000 25,944
Marathon Oil Corp. ,
4.40%, 7/15/2027 82,000 82,099
5.30%, 4/1/2029 50,000 51,846
6.80%, 3/15/2032 118,000 133,421
5.70%, 4/1/2034(b) 50,000 53,654
6.60%, 10/1/2037 70,000 80,022
Marathon Petroleum Corp. ,
6.50%, 3/1/2041(b) 250,000 272,252
MPLX LP ,
1.75%, 3/1/2026(b) 160,000 154,083
4.25%, 12/1/2027 350,000 348,700
4.00%, 3/15/2028(b) 100,000 98,622
2.65%, 8/15/2030 190,000 171,010
4.95%, 9/1/2032(b) 90,000 90,342
5.00%, 3/1/2033(b) 35,000 35,019
5.50%, 6/1/2034 60,000 61,643
4.50%, 4/15/2038 250,000 231,088
4.70%, 4/15/2048 200,000 174,422
5.50%, 2/15/2049 300,000 292,094
4.95%, 3/14/2052 110,000 98,702
Occidental Petroleum Corp. ,
5.00%, 8/1/2027(b) 70,000 70,963
5.20%, 8/1/2029 115,000 116,909
6.63%, 9/1/2030(b) 210,000 226,559
6.13%, 1/1/2031(b) 300,000 316,584
5.38%, 1/1/2032 70,000 70,961
5.55%, 10/1/2034 55,000 55,835
6.45%, 9/15/2036 250,000 269,990
4.20%, 3/15/2048 180,000 141,828
6.05%, 10/1/2054(b) 70,000 71,068
ONEOK Partners LP ,
6.13%, 2/1/2041(b) 100,000 104,658
ONEOK, Inc. ,
5.55%, 11/1/2026 100,000 102,266
4.00%, 7/13/2027(b) 500,000 496,163
4.55%, 7/15/2028 86,000 86,442
5.65%, 11/1/2028 100,000 104,518
4.35%, 3/15/2029(b) 100,000 99,462
5.80%, 11/1/2030 75,000 79,845
6.05%, 9/1/2033(b) 100,000 106,846
5.05%, 11/1/2034 150,000 149,316
5.20%, 7/15/2048(b) 250,000 233,477
3.95%, 3/1/2050 25,000 19,211
6.63%, 9/1/2053(b) 350,000 388,374
5.70%, 11/1/2054 130,000 129,260
5.85%, 11/1/2064 80,000 79,392
Ovintiv, Inc. ,
5.65%, 5/15/2028(b) 60,000 61,895
6.25%, 7/15/2033(b) 40,000 42,328
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ovintiv, Inc.,
6.50%, 2/1/2038 250,000 267,897
7.10%, 7/15/2053(b) 40,000 45,081
Phillips 66 ,
4.65%, 11/15/2034 200,000 195,383
5.88%, 5/1/2042(b) 132,000 140,330
4.88%, 11/15/2044 300,000 279,525
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,934
5.25%, 6/15/2031 75,000 77,557
5.30%, 6/30/2033 100,000 103,087
4.95%, 3/15/2035(b) 75,000 74,196
4.90%, 10/1/2046 50,000 46,088
5.65%, 6/15/2054 50,000 50,422
5.50%, 3/15/2055(b) 25,000 24,512
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 30,000 30,423
1.90%, 8/15/2030 200,000 175,346
2.15%, 1/15/2031 300,000 263,550
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 199,682
3.55%, 12/15/2029(b) 106,000 100,822
5.70%, 9/15/2034(b) 50,000 51,958
5.15%, 6/1/2042 250,000 236,290
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027(b) 200,000 202,596
4.50%, 5/15/2030(b) 400,000 398,939
5.90%, 9/15/2037 60,000 63,280
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(c) 45,000 45,433
6.18%, 10/1/2054(c) 60,000 60,736
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 87,153
Suncor Energy, Inc. ,
6.50%, 6/15/2038(b) 350,000 392,197
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 61,375
6.15%, 3/1/2029 35,000 37,294
6.13%, 3/15/2033(b) 100,000 107,314
6.50%, 3/30/2034(b) 50,000 55,262
5.50%, 2/15/2035 100,000 102,988
6.25%, 7/1/2052 60,000 64,576
6.50%, 2/15/2053 100,000 110,977
Targa Resources Partners LP ,
4.88%, 2/1/2031 100,000 99,264
4.00%, 1/15/2032(b) 100,000 94,094
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 300,000 293,174
2.83%, 1/10/2030(b) 500,000 470,923
3.13%, 5/29/2050 200,000 144,830
3.39%, 6/29/2060 100,000 71,488
TotalEnergies Capital SA ,
5.15%, 4/5/2034(b) 50,000 52,004
4.72%, 9/10/2034 75,000 75,377
5.49%, 4/5/2054(b) 164,000 169,485
5.28%, 9/10/2054 75,000 75,108
5.64%, 4/5/2064(b) 50,000 52,137

42 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital SA,
5.43%, 9/10/2064 75,000 75,482
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 286,232
4.25%, 5/15/2028(b) 500,000 498,592
2.50%, 10/12/2031(b) 100,000 88,637
4.63%, 3/1/2034 100,000 98,668
5.85%, 3/15/2036 450,000 477,797
7.63%, 1/15/2039 110,000 135,545
6.10%, 6/1/2040 200,000 216,015
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 88,093
7.50%, 4/15/2032 118,000 137,473
6.63%, 6/15/2037(b) 200,000 224,217
3.65%, 12/1/2051 50,000 36,459
Western Midstream Operating
LP ,
4.05%, 2/1/2030(b)(f) 104,000 100,132
6.15%, 4/1/2033(b) 100,000 105,707
5.45%, 11/15/2034 50,000 50,106
5.30%, 3/1/2048 120,000 108,975
5.25%, 2/1/2050(b)(f) 100,000 90,688
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 55,000 55,713
3.75%, 6/15/2027(b) 300,000 295,580
5.30%, 8/15/2028 200,000 206,475
4.90%, 3/15/2029 50,000 50,802
4.80%, 11/15/2029 25,000 25,367
3.50%, 11/15/2030(b) 400,000 378,160
2.60%, 3/15/2031(b) 162,000 143,155
4.65%, 8/15/2032(b) 60,000 59,610
5.65%, 3/15/2033 100,000 104,654
5.15%, 3/15/2034(b) 50,000 50,545
5.80%, 11/15/2043 250,000 256,699
4.90%, 1/15/2045(b) 350,000 323,881
5.80%, 11/15/2054 100,000 103,371
38,918,100
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031(b) 50,000 62,623
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 183,054
6.00%, 1/15/2029 200,000 207,101
5.00%, 1/15/2030 200,000 199,862
3.75%, 1/15/2031 88,000 81,093
733,733
Passenger Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 267,826 233,369
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 280,070
2.63%, 2/10/2030 50,000 45,300
558,739
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029 35,000 32,150
1.95%, 3/15/2031(b) 100,000 86,790
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Care Products
Estee Lauder Cos., Inc. (The),
5.00%, 2/14/2034(b) 25,000 25,854
3.13%, 12/1/2049 150,000 109,119
Haleon US Capital LLC ,
3.38%, 3/24/2027 400,000 392,919
3.63%, 3/24/2032 500,000 470,315
Kenvue, Inc. ,
5.05%, 3/22/2028(b) 105,000 108,652
5.00%, 3/22/2030(b) 80,000 83,575
4.90%, 3/22/2033(b) 140,000 144,920
5.10%, 3/22/2043(b) 60,000 62,055
5.05%, 3/22/2053(b) 100,000 102,748
5.20%, 3/22/2063 45,000 46,191
1,665,288
Pharmaceuticals 0.9%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 191,355
4.80%, 2/26/2027(b) 75,000 76,466
4.88%, 3/3/2028 100,000 102,758
1.75%, 5/28/2028 125,000 115,410
4.85%, 2/26/2029 75,000 77,349
4.90%, 3/3/2030 100,000 103,886
4.90%, 2/26/2031(b) 75,000 78,036
2.25%, 5/28/2031(b) 35,000 31,035
4.88%, 3/3/2033 100,000 103,942
5.00%, 2/26/2034(b) 75,000 78,323
AstraZeneca plc ,
3.38%, 11/16/2025 150,000 148,806
0.70%, 4/8/2026(b) 200,000 190,466
4.00%, 1/17/2029(b) 90,000 89,997
1.38%, 8/6/2030(b) 200,000 171,977
6.45%, 9/15/2037 200,000 233,856
4.00%, 9/18/2042 250,000 224,488
2.13%, 8/6/2050 85,000 51,407
Bristol-Myers Squibb Co. ,
4.95%, 2/20/2026(b) 60,000 60,770
3.20%, 6/15/2026(b) 132,000 130,263
4.90%, 2/22/2027 40,000 40,858
3.90%, 2/20/2028(b) 750,000 747,119
4.90%, 2/22/2029(b) 60,000 62,021
3.40%, 7/26/2029(b) 400,000 388,818
5.75%, 2/1/2031(b) 75,000 81,228
5.10%, 2/22/2031 230,000 240,836
2.95%, 3/15/2032 140,000 127,615
5.90%, 11/15/2033 60,000 66,304
5.20%, 2/22/2034(b) 170,000 179,277
4.13%, 6/15/2039(b) 300,000 277,527
3.25%, 8/1/2042(b) 250,000 198,822
5.50%, 2/22/2044 25,000 26,490
4.55%, 2/20/2048 195,000 179,760
4.25%, 10/26/2049 400,000 351,232
2.55%, 11/13/2050(b) 300,000 191,107
6.25%, 11/15/2053(b) 50,000 57,919
5.55%, 2/22/2054(b) 110,000 116,532
6.40%, 11/15/2063(b) 200,000 235,237
5.65%, 2/22/2064 125,000 132,465
Eli Lilly & Co. ,
4.50%, 2/9/2027 75,000 76,033
4.15%, 8/14/2027(b) 75,000 75,701
4.50%, 2/9/2029 75,000 76,813
4.20%, 8/14/2029 65,000 65,623

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Eli Lilly & Co.,
4.70%, 2/27/2033 40,000 41,151
4.70%, 2/9/2034 175,000 178,903
4.60%, 8/14/2034 75,000 76,176
3.95%, 3/15/2049 100,000 87,044
2.25%, 5/15/2050(b) 300,000 188,945
4.88%, 2/27/2053(b) 40,000 40,045
5.00%, 2/9/2054(b) 160,000 162,667
5.05%, 8/14/2054 35,000 35,863
2.50%, 9/15/2060 150,000 91,271
4.95%, 2/27/2063 100,000 100,021
5.10%, 2/9/2064(b) 75,000 76,620
5.20%, 8/14/2064 100,000 103,208
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 298,661
5.38%, 4/15/2034(b) 201,000 216,557
6.38%, 5/15/2038(b) 200,000 232,626
4.20%, 3/18/2043(b) 50,000 45,740
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 245,175
0.95%, 9/1/2027(b) 300,000 278,080
4.80%, 6/1/2029 75,000 78,058
1.30%, 9/1/2030(b) 300,000 260,801
4.90%, 6/1/2031 75,000 78,817
4.95%, 5/15/2033(b) 263,000 282,029
4.95%, 6/1/2034 75,000 79,599
3.63%, 3/3/2037(b) 100,000 92,855
3.70%, 3/1/2046(b) 250,000 218,144
3.75%, 3/3/2047 100,000 86,914
5.25%, 6/1/2054(b) 50,000 54,154
2.45%, 9/1/2060 500,000 313,445
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 161,087
4.05%, 5/17/2028 30,000 30,252
1.90%, 12/10/2028(b) 130,000 119,910
3.40%, 3/7/2029 400,000 390,882
4.30%, 5/17/2030(b) 60,000 60,886
2.15%, 12/10/2031(b) 115,000 100,778
4.50%, 5/17/2033(b) 35,000 35,574
3.90%, 3/7/2039(b) 100,000 91,460
3.60%, 9/15/2042 250,000 210,641
4.90%, 5/17/2044(b) 40,000 40,229
3.70%, 2/10/2045(b) 400,000 337,505
4.00%, 3/7/2049 350,000 303,570
2.45%, 6/24/2050 112,000 71,960
2.75%, 12/10/2051 70,000 47,326
5.00%, 5/17/2053(b) 35,000 35,257
2.90%, 12/10/2061 100,000 64,446
5.15%, 5/17/2063(b) 25,000 25,543
Novartis Capital Corp. ,
3.00%, 11/20/2025 300,000 296,534
3.10%, 5/17/2027(b) 500,000 491,616
3.80%, 9/18/2029 50,000 49,678
2.20%, 8/14/2030(b) 300,000 272,264
4.00%, 9/18/2031(b) 50,000 49,603
4.20%, 9/18/2034(b) 50,000 49,312
4.40%, 5/6/2044 188,000 178,928
4.00%, 11/20/2045 200,000 179,315
4.70%, 9/18/2054 30,000 29,359
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026(b) 300,000 301,880
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer Investment Enterprises
Pte. Ltd.,
4.45%, 5/19/2028(b) 300,000 304,450
4.65%, 5/19/2030(b) 500,000 512,353
4.75%, 5/19/2033 395,000 402,623
5.30%, 5/19/2053(b) 520,000 537,911
5.34%, 5/19/2063 350,000 359,542
Pfizer, Inc. ,
3.00%, 12/15/2026(b) 300,000 294,284
2.63%, 4/1/2030(b) 100,000 92,770
1.70%, 5/28/2030(b) 140,000 123,553
1.75%, 8/18/2031(b) 100,000 85,824
7.20%, 3/15/2039(b) 525,000 656,571
2.55%, 5/28/2040(b) 45,000 33,725
4.00%, 3/15/2049(b) 500,000 433,903
2.70%, 5/28/2050 65,000 45,045
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 193,250
Royalty Pharma plc ,
5.15%, 9/2/2029(b) 50,000 51,285
2.20%, 9/2/2030 50,000 43,785
2.15%, 9/2/2031(b) 35,000 29,825
5.40%, 9/2/2034 50,000 51,292
3.55%, 9/2/2050(b) 200,000 144,924
3.35%, 9/2/2051 50,000 34,553
5.90%, 9/2/2054(b) 50,000 51,800
Sanofi SA ,
3.63%, 6/19/2028 96,000 95,212
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026(b) 21,000 20,669
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028(b) 300,000 307,575
2.05%, 3/31/2030 200,000 177,941
5.30%, 7/5/2034(b) 200,000 208,725
3.03%, 7/9/2040(b) 200,000 155,501
3.18%, 7/9/2050(b) 300,000 215,380
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 500,000 495,059
5.25%, 6/15/2046 100,000 87,782
Viatris, Inc. ,
2.30%, 6/22/2027 100,000 94,227
2.70%, 6/22/2030(b) 150,000 133,293
3.85%, 6/22/2040(b) 300,000 233,665
4.00%, 6/22/2050 100,000 71,712
Wyeth LLC ,
6.50%, 2/1/2034 206,000 237,299
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 230,107
3.90%, 8/20/2028(b) 350,000 347,275
3.00%, 5/15/2050(b) 300,000 211,874
22,131,855
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 111,421
1.25%, 9/1/2030(b) 100,000 85,742
4.45%, 9/9/2034 50,000 50,116

44 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 215,000 211,650
2.60%, 5/1/2031 135,000 119,160
Concentrix Corp. ,
6.65%, 8/2/2026 50,000 51,370
6.60%, 8/2/2028(b) 50,000 52,159
6.85%, 8/2/2033(b) 50,000 51,790
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 45,994
5.10%, 6/1/2028 40,000 40,964
4.80%, 9/15/2029 40,000 40,453
2.35%, 9/15/2031(b) 100,000 86,798
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 106,408
5.90%, 3/1/2033 75,000 78,687
Thomson Reuters Corp. ,
3.35%, 5/15/2026 280,000 275,647
UL Solutions, Inc. ,
6.50%, 10/20/2028(b)(c) 25,000 26,703
Verisk Analytics, Inc. ,
5.75%, 4/1/2033(b) 55,000 59,201
5.25%, 6/5/2034 40,000 41,316
3.63%, 5/15/2050 85,000 64,838
1,600,417
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 502,307
5.95%, 8/15/2034 25,000 26,849
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 27,115
556,271
Residential REITs 0.1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 50,000 51,629
4.30%, 4/15/2052 25,000 20,682
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028 200,000 182,636
3.30%, 6/1/2029 20,000 19,226
2.30%, 3/1/2030 76,000 68,660
2.45%, 1/15/2031(b) 210,000 187,348
2.05%, 1/15/2032(b) 85,000 73,176
5.30%, 12/7/2033(b) 25,000 26,077
Camden Property Trust ,
2.80%, 5/15/2030 80,000 74,019
ERP Operating LP ,
1.85%, 8/1/2031 30,000 25,563
4.65%, 9/15/2034(b) 25,000 24,879
4.50%, 7/1/2044 200,000 183,988
Essential Properties LP ,
2.95%, 7/15/2031 100,000 87,044
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 295,167
4.00%, 3/1/2029 100,000 98,202
3.00%, 1/15/2030 75,000 69,657
2.65%, 3/15/2032 35,000 30,475
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 114,521
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Invitation Homes Operating
Partnership LP,
5.45%, 8/15/2030(b) 60,000 62,534
4.15%, 4/15/2032(b) 100,000 95,521
5.50%, 8/15/2033 90,000 92,661
2.70%, 1/15/2034(b) 30,000 25,095
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 28,292
2.75%, 3/15/2030 50,000 46,219
5.30%, 2/15/2032(b) 25,000 26,013
5.00%, 3/15/2034(b) 25,000 25,525
Sun Communities Operating
LP ,
2.30%, 11/1/2028(b) 65,000 59,310
5.50%, 1/15/2029(b) 25,000 25,734
2.70%, 7/15/2031 55,000 48,094
4.20%, 4/15/2032(b) 30,000 28,344
5.70%, 1/15/2033 100,000 103,085
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 227,866
1.90%, 3/15/2033 55,000 43,548
2,570,790
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030(b) 84,000 81,672
2.50%, 8/16/2031(b) 100,000 86,851
5.50%, 2/15/2034 25,000 25,732
Federal Realty OP LP ,
5.38%, 5/1/2028(b) 20,000 20,538
3.50%, 6/1/2030(b) 200,000 188,746
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 21,313
6.40%, 3/1/2034(b) 25,000 27,831
4.45%, 9/1/2047(b) 250,000 216,422
NNN REIT, Inc. ,
2.50%, 4/15/2030(b) 300,000 269,627
5.60%, 10/15/2033(b) 25,000 26,161
5.50%, 6/15/2034 25,000 26,014
3.50%, 4/15/2051(b) 40,000 29,523
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 86,105
5.75%, 7/15/2034 25,000 26,113
4.95%, 1/15/2035(b) 25,000 24,563
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 66,363
4.70%, 12/15/2028(b) 40,000 40,587
4.75%, 2/15/2029(b) 25,000 25,465
3.40%, 1/15/2030(b) 250,000 237,633
3.25%, 1/15/2031(b) 65,000 60,638
5.63%, 10/13/2032(b) 45,000 47,830
2.85%, 12/15/2032(b) 400,000 349,732
1.80%, 3/15/2033(b) 55,000 43,809
4.90%, 7/15/2033 60,000 60,617
5.13%, 2/15/2034 25,000 25,560
Regency Centers LP ,
2.95%, 9/15/2029(b) 50,000 46,767
3.70%, 6/15/2030(b) 300,000 288,628
2,450,840

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 73,180
4.39%, 6/1/2052(b) 85,000 79,125
Analog Devices, Inc. ,
2.10%, 10/1/2031 102,000 88,822
5.05%, 4/1/2034(b) 25,000 26,178
2.80%, 10/1/2041 175,000 132,601
5.30%, 4/1/2054(b) 25,000 26,168
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 196,940
4.80%, 6/15/2029(b) 35,000 36,084
1.75%, 6/1/2030 60,000 52,685
5.10%, 10/1/2035(b) 250,000 265,267
4.35%, 4/1/2047 86,000 80,283
2.75%, 6/1/2050(b) 85,000 59,408
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 496,651
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 25,633
5.05%, 7/12/2027(b) 125,000 127,756
4.15%, 2/15/2028 60,000 59,937
4.00%, 4/15/2029(c) 95,000 93,572
5.05%, 7/12/2029(b) 75,000 77,256
4.35%, 2/15/2030 80,000 79,844
4.15%, 11/15/2030(b) 121,000 119,489
2.45%, 2/15/2031(c) 200,000 177,235
5.15%, 11/15/2031(b) 95,000 98,586
4.55%, 2/15/2032 70,000 69,947
4.15%, 4/15/2032(b)(c) 80,000 77,616
4.30%, 11/15/2032 200,000 196,448
2.60%, 2/15/2033(b)(c) 260,000 222,884
3.42%, 4/15/2033(b)(c) 84,000 76,323
3.47%, 4/15/2034(b)(c) 1,000,000 900,496
4.80%, 10/15/2034 120,000 119,900
3.14%, 11/15/2035(b)(c) 300,000 256,540
4.93%, 5/15/2037(c) 363,000 362,686
3.50%, 2/15/2041(b)(c) 100,000 82,240
Intel Corp. ,
4.88%, 2/10/2026(b) 110,000 110,551
3.75%, 3/25/2027 200,000 196,507
3.15%, 5/11/2027(b) 300,000 289,987
3.75%, 8/5/2027 60,000 58,818
4.88%, 2/10/2028 110,000 111,152
1.60%, 8/12/2028 75,000 67,060
4.00%, 8/5/2029 60,000 58,583
2.45%, 11/15/2029(b) 400,000 360,062
5.13%, 2/10/2030(b) 310,000 316,734
3.90%, 3/25/2030(b) 400,000 384,731
5.00%, 2/21/2031(b) 30,000 30,475
2.00%, 8/12/2031(b) 100,000 83,534
4.15%, 8/5/2032(b) 300,000 285,864
5.20%, 2/10/2033(b) 150,000 151,972
5.15%, 2/21/2034(b) 40,000 40,415
2.80%, 8/12/2041 30,000 20,869
5.63%, 2/10/2043 45,000 44,730
4.10%, 5/11/2047 300,000 236,474
3.73%, 12/8/2047(b) 443,000 326,138
3.25%, 11/15/2049 100,000 67,265
4.75%, 3/25/2050 400,000 346,631
4.90%, 8/5/2052(b) 60,000 52,635
5.70%, 2/10/2053 120,000 118,221
3.10%, 2/15/2060 200,000 121,643
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
5.05%, 8/5/2062 60,000 52,795
5.90%, 2/10/2063 110,000 110,415
KLA Corp. ,
4.65%, 7/15/2032 50,000 51,171
4.70%, 2/1/2034(b) 25,000 25,507
3.30%, 3/1/2050 220,000 166,420
4.95%, 7/15/2052(b) 90,000 89,428
5.25%, 7/15/2062(b) 75,000 77,174
Lam Research Corp. ,
4.00%, 3/15/2029(b) 94,000 93,923
1.90%, 6/15/2030(b) 90,000 79,576
4.88%, 3/15/2049 75,000 73,361
Microchip Technology, Inc. ,
5.05%, 3/15/2029 50,000 51,347
Micron Technology, Inc. ,
5.38%, 4/15/2028(b) 60,000 61,814
5.33%, 2/6/2029 150,000 154,992
6.75%, 11/1/2029 150,000 164,804
5.30%, 1/15/2031(b) 40,000 41,563
2.70%, 4/15/2032(b) 100,000 87,359
5.88%, 2/9/2033 50,000 53,393
5.88%, 9/15/2033(b) 60,000 64,172
3.37%, 11/1/2041 50,000 38,782
3.48%, 11/1/2051(b) 50,000 36,614
NVIDIA Corp. ,
3.20%, 9/16/2026 106,000 104,782
1.55%, 6/15/2028(b) 365,000 337,483
2.85%, 4/1/2030(b) 110,000 104,070
2.00%, 6/15/2031(b) 200,000 176,790
3.50%, 4/1/2050(b) 280,000 229,817
NXP BV ,
3.88%, 6/18/2026(b) 35,000 34,707
4.30%, 6/18/2029(b) 100,000 99,497
3.40%, 5/1/2030(b) 35,000 33,062
2.50%, 5/11/2031(b) 190,000 166,496
2.65%, 2/15/2032(b) 40,000 34,737
5.00%, 1/15/2033(b) 85,000 86,016
3.25%, 5/11/2041 195,000 152,184
3.13%, 2/15/2042(b) 50,000 37,511
3.25%, 11/30/2051(b) 30,000 21,111
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 246,035
1.30%, 5/20/2028 73,000 66,416
2.15%, 5/20/2030(b) 80,000 72,380
1.65%, 5/20/2032 190,000 157,894
5.40%, 5/20/2033 100,000 107,744
4.65%, 5/20/2035(b) 100,000 102,007
4.30%, 5/20/2047 300,000 272,959
4.50%, 5/20/2052(b) 90,000 82,873
6.00%, 5/20/2053(b) 100,000 113,328
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 35,270
Texas Instruments, Inc. ,
4.60%, 2/8/2027 25,000 25,400
4.60%, 2/15/2028(b) 105,000 107,245
4.60%, 2/8/2029 25,000 25,648
2.25%, 9/4/2029(b) 300,000 276,733
1.90%, 9/15/2031 80,000 69,682
3.65%, 8/16/2032 40,000 38,568
4.90%, 3/14/2033(b) 20,000 20,953
4.85%, 2/8/2034(b) 25,000 25,991

46 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.,
4.15%, 5/15/2048(b) 300,000 267,436
2.70%, 9/15/2051 100,000 67,681
5.00%, 3/14/2053 20,000 20,157
5.15%, 2/8/2054(b) 25,000 25,686
5.05%, 5/18/2063 145,000 145,500
TSMC Arizona Corp. ,
3.13%, 10/25/2041(b) 200,000 163,812
4.50%, 4/22/2052(b) 200,000 198,010
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 45,399
14,692,511
Software 0.6%
Adobe, Inc. ,
2.15%, 2/1/2027(b) 245,000 235,544
4.80%, 4/4/2029(b) 25,000 25,827
2.30%, 2/1/2030(b) 100,000 91,888
4.95%, 4/4/2034 25,000 26,069
Atlassian Corp. ,
5.25%, 5/15/2029 25,000 25,838
5.50%, 5/15/2034(b) 25,000 26,161
Autodesk, Inc. ,
2.40%, 12/15/2031 155,000 135,839
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027(b) 35,000 35,172
4.30%, 9/10/2029 50,000 50,196
4.70%, 9/10/2034 25,000 25,156
Intuit, Inc. ,
5.25%, 9/15/2026 55,000 56,344
5.13%, 9/15/2028(b) 75,000 78,153
5.20%, 9/15/2033(b) 75,000 79,115
5.50%, 9/15/2053(b) 122,000 131,128
Microsoft Corp. ,
3.13%, 11/3/2025 600,000 594,338
2.40%, 8/8/2026(b) 465,000 453,412
3.30%, 2/6/2027 800,000 792,833
1.35%, 9/15/2030(b) 25,000 21,765
3.50%, 2/12/2035(b) 325,000 310,419
3.45%, 8/8/2036(b) 239,000 222,840
2.53%, 6/1/2050 436,000 299,284
2.50%, 9/15/2050 200,000 135,513
2.92%, 3/17/2052 575,000 422,159
2.68%, 6/1/2060 400,000 263,470
3.04%, 3/17/2062(b) 250,000 179,927
Oracle Corp. ,
5.80%, 11/10/2025 35,000 35,546
2.65%, 7/15/2026 190,000 184,658
3.25%, 11/15/2027(b) 300,000 292,051
4.50%, 5/6/2028 55,000 55,677
4.20%, 9/27/2029 150,000 149,696
6.15%, 11/9/2029(b) 65,000 70,317
2.95%, 4/1/2030 600,000 557,925
4.65%, 5/6/2030 55,000 56,085
3.25%, 5/15/2030(b) 250,000 235,790
2.88%, 3/25/2031 500,000 454,871
6.25%, 11/9/2032 180,000 199,171
4.90%, 2/6/2033 85,000 86,574
4.30%, 7/8/2034(b) 150,000 145,174
4.70%, 9/27/2034(b) 250,000 249,341
3.90%, 5/15/2035(b) 200,000 184,878
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
3.80%, 11/15/2037 400,000 353,915
3.60%, 4/1/2040(b) 300,000 249,595
5.38%, 7/15/2040(b) 350,000 357,003
4.50%, 7/8/2044 120,000 108,267
4.00%, 7/15/2046 100,000 82,954
4.00%, 11/15/2047 400,000 328,418
3.60%, 4/1/2050 700,000 532,912
6.90%, 11/9/2052(b) 180,000 216,968
5.55%, 2/6/2053(b) 130,000 133,035
5.38%, 9/27/2054 195,000 194,881
3.85%, 4/1/2060 250,000 188,189
4.10%, 3/25/2061(b) 300,000 235,968
5.50%, 9/27/2064 200,000 199,231
Roper Technologies, Inc. ,
4.20%, 9/15/2028(b) 82,000 81,950
2.95%, 9/15/2029 90,000 84,475
4.50%, 10/15/2029 25,000 25,156
1.75%, 2/15/2031(b) 245,000 207,326
4.75%, 2/15/2032 50,000 50,589
4.90%, 10/15/2034 75,000 75,525
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 497,225
1.95%, 7/15/2031 35,000 30,387
2.70%, 7/15/2041(b) 200,000 151,250
2.90%, 7/15/2051(b) 290,000 202,389
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 145,000 124,416
VMware LLC ,
1.40%, 8/15/2026 300,000 284,215
4.70%, 5/15/2030 300,000 302,246
2.20%, 8/15/2031(b) 150,000 128,842
Workday, Inc. ,
3.50%, 4/1/2027 50,000 49,193
3.70%, 4/1/2029(b) 50,000 48,823
3.80%, 4/1/2032(b) 70,000 66,447
13,267,934
Specialized REITs 0.2%
American Tower Corp. ,
1.45%, 9/15/2026(b) 105,000 99,410
3.65%, 3/15/2027 35,000 34,465
1.50%, 1/31/2028 300,000 273,413
5.50%, 3/15/2028(b) 60,000 62,138
5.25%, 7/15/2028(b) 40,000 41,192
5.80%, 11/15/2028 85,000 89,295
5.20%, 2/15/2029 25,000 25,819
3.95%, 3/15/2029 300,000 294,031
2.90%, 1/15/2030 110,000 101,719
1.88%, 10/15/2030 165,000 142,141
2.30%, 9/15/2031(b) 145,000 124,766
4.05%, 3/15/2032(b) 60,000 57,615
5.65%, 3/15/2033 60,000 63,382
5.55%, 7/15/2033 40,000 41,911
5.90%, 11/15/2033 100,000 107,464
5.45%, 2/15/2034 25,000 26,135
2.95%, 1/15/2051(b) 200,000 135,682
Crown Castle, Inc. ,
3.70%, 6/15/2026 60,000 59,270
1.05%, 7/15/2026(b) 300,000 282,974
2.90%, 3/15/2027 40,000 38,697
3.65%, 9/1/2027 150,000 147,043

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Crown Castle, Inc.,
5.00%, 1/11/2028(b) 65,000 66,139
3.80%, 2/15/2028(b) 150,000 147,243
4.80%, 9/1/2028 35,000 35,399
5.60%, 6/1/2029 75,000 78,394
4.90%, 9/1/2029 40,000 40,658
3.10%, 11/15/2029 260,000 243,304
2.25%, 1/15/2031 92,000 79,775
5.10%, 5/1/2033 35,000 35,439
5.80%, 3/1/2034(b) 65,000 68,937
5.20%, 9/1/2034 50,000 50,646
2.90%, 4/1/2041(b) 200,000 148,255
4.75%, 5/15/2047 100,000 90,949
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 142,549
2.00%, 2/15/2031 50,000 42,809
2.50%, 2/15/2032(b) 175,000 151,609
EPR Properties ,
4.95%, 4/15/2028 200,000 198,219
Equinix, Inc. ,
1.55%, 3/15/2028 100,000 91,220
2.00%, 5/15/2028 30,000 27,661
3.20%, 11/18/2029 105,000 99,109
2.50%, 5/15/2031(b) 90,000 79,515
2.95%, 9/15/2051 100,000 66,273
3.40%, 2/15/2052 200,000 145,708
Extra Space Storage LP ,
5.50%, 7/1/2030(b) 150,000 156,805
2.40%, 10/15/2031(b) 90,000 77,426
2.35%, 3/15/2032 40,000 33,759
5.40%, 2/1/2034 25,000 25,819
5.35%, 1/15/2035 25,000 25,546
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 132,880
1.85%, 5/1/2028 185,000 171,297
1.95%, 11/9/2028 135,000 124,197
5.13%, 1/15/2029 30,000 31,277
2.30%, 5/1/2031(b) 160,000 142,139
2.25%, 11/9/2031 100,000 87,041
5.10%, 8/1/2033 74,000 76,742
5.35%, 8/1/2053 25,000 25,843
Weyerhaeuser Co. ,
4.75%, 5/15/2026(b) 60,000 60,381
7.38%, 3/15/2032 193,000 223,390
5,772,914
Specialty Retail 0.4%
AutoNation, Inc. ,
1.95%, 8/1/2028(b) 45,000 40,584
2.40%, 8/1/2031 90,000 76,274
3.85%, 3/1/2032(b) 30,000 27,669
AutoZone, Inc. ,
5.05%, 7/15/2026 25,000 25,372
4.50%, 2/1/2028 145,000 146,279
6.25%, 11/1/2028(b) 25,000 26,772
5.10%, 7/15/2029(b) 50,000 51,505
4.00%, 4/15/2030(b) 100,000 98,168
4.75%, 8/1/2032(b) 40,000 40,149
4.75%, 2/1/2033(b) 150,000 150,096
5.20%, 8/1/2033 25,000 25,681
6.55%, 11/1/2033 25,000 27,950
5.40%, 7/15/2034(b) 50,000 51,874
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 108,777
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 38,207
Home Depot, Inc. (The) ,
5.15%, 6/25/2026 100,000 102,051
4.95%, 9/30/2026 50,000 50,988
2.50%, 4/15/2027 200,000 193,275
2.88%, 4/15/2027 45,000 43,941
4.88%, 6/25/2027(b) 65,000 66,689
0.90%, 3/15/2028 130,000 117,621
1.50%, 9/15/2028 100,000 91,216
3.90%, 12/6/2028(b) 300,000 299,212
4.90%, 4/15/2029 50,000 51,799
2.95%, 6/15/2029 186,000 177,588
4.75%, 6/25/2029 55,000 56,689
1.38%, 3/15/2031(b) 300,000 252,585
4.85%, 6/25/2031 85,000 88,110
1.88%, 9/15/2031(b) 100,000 86,091
3.25%, 4/15/2032(b) 200,000 187,153
4.50%, 9/15/2032(b) 90,000 92,053
4.95%, 6/25/2034 95,000 98,764
5.88%, 12/16/2036 200,000 223,625
5.95%, 4/1/2041(b) 150,000 168,502
4.20%, 4/1/2043 150,000 137,028
4.40%, 3/15/2045 600,000 558,811
3.35%, 4/15/2050(b) 135,000 103,764
2.38%, 3/15/2051 200,000 125,546
2.75%, 9/15/2051 100,000 67,603
3.63%, 4/15/2052(b) 140,000 112,648
4.95%, 9/15/2052(b) 25,000 24,942
5.30%, 6/25/2054(b) 150,000 157,644
Lowe's Cos., Inc. ,
4.80%, 4/1/2026 60,000 60,480
2.50%, 4/15/2026 300,000 293,029
3.35%, 4/1/2027 60,000 58,906
3.10%, 5/3/2027(b) 250,000 243,770
1.30%, 4/15/2028 170,000 154,308
1.70%, 9/15/2028(b) 80,000 72,880
6.50%, 3/15/2029(b) 236,000 258,324
1.70%, 10/15/2030(b) 75,000 64,509
2.63%, 4/1/2031(b) 300,000 269,598
3.75%, 4/1/2032(b) 245,000 233,795
5.00%, 4/15/2033(b) 60,000 61,879
5.15%, 7/1/2033 75,000 78,164
2.80%, 9/15/2041 60,000 44,055
4.05%, 5/3/2047 250,000 209,572
3.00%, 10/15/2050 345,000 234,529
4.25%, 4/1/2052(b) 65,000 55,032
5.63%, 4/15/2053(b) 200,000 208,174
4.45%, 4/1/2062(b) 75,000 63,542
5.80%, 9/15/2062 60,000 62,868
5.85%, 4/1/2063(b) 110,000 116,549
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 296,724
5.75%, 11/20/2026 35,000 36,082
4.70%, 6/15/2032 100,000 100,791
5.00%, 8/19/2034 25,000 25,297
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 483,932
Tractor Supply Co. ,
1.75%, 11/1/2030(b) 55,000 47,413

48 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Tractor Supply Co.,
5.25%, 5/15/2033(b) 20,000 20,813
8,526,310
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
0.70%, 2/8/2026(b) 500,000 479,330
3.25%, 2/23/2026 230,000 227,961
2.45%, 8/4/2026 625,000 609,892
3.35%, 2/9/2027(b) 500,000 495,468
3.20%, 5/11/2027(b) 300,000 295,989
1.20%, 2/8/2028(b) 500,000 460,444
4.00%, 5/10/2028(b) 60,000 60,656
1.40%, 8/5/2028(b) 350,000 321,109
3.25%, 8/8/2029(b) 150,000 146,339
2.20%, 9/11/2029(b) 235,000 217,805
4.15%, 5/10/2030 60,000 61,489
1.65%, 5/11/2030 300,000 266,233
1.25%, 8/20/2030(b) 500,000 432,951
1.65%, 2/8/2031(b) 250,000 218,524
1.70%, 8/5/2031 50,000 43,352
3.35%, 8/8/2032 150,000 143,268
4.30%, 5/10/2033 60,000 61,880
3.85%, 5/4/2043(b) 550,000 495,703
4.38%, 5/13/2045(b) 355,000 341,014
4.65%, 2/23/2046(b) 460,000 456,650
2.65%, 5/11/2050 300,000 207,070
2.40%, 8/20/2050 100,000 66,214
2.65%, 2/8/2051(b) 400,000 275,057
2.70%, 8/5/2051 50,000 34,444
3.95%, 8/8/2052(b) 120,000 105,757
4.85%, 5/10/2053 60,000 62,032
2.55%, 8/20/2060 300,000 197,681
2.85%, 8/5/2061 50,000 33,884
4.10%, 8/8/2062(b) 120,000 106,527
Dell International LLC ,
6.02%, 6/15/2026(b) 261,000 267,264
4.90%, 10/1/2026 132,000 133,368
5.30%, 10/1/2029(b) 300,000 312,471
5.75%, 2/1/2033 60,000 64,393
5.40%, 4/15/2034(b) 50,000 52,175
3.38%, 12/15/2041(b) 100,000 78,543
8.35%, 7/15/2046(b) 43,000 58,148
3.45%, 12/15/2051 55,000 40,298
Hewlett Packard Enterprise
Co. ,
4.90%, 10/15/2025(b)(f) 400,000 400,337
4.45%, 9/25/2026 75,000 75,151
4.40%, 9/25/2027(b) 75,000 75,082
5.25%, 7/1/2028 20,000 20,621
4.55%, 10/15/2029 100,000 99,743
4.85%, 10/15/2031 40,000 39,917
5.00%, 10/15/2034 185,000 183,154
6.35%, 10/15/2045(b)(f) 150,000 164,711
5.60%, 10/15/2054 135,000 132,532
HP, Inc. ,
4.75%, 1/15/2028 60,000 61,068
4.00%, 4/15/2029(b) 60,000 59,024
2.65%, 6/17/2031 50,000 44,215
5.50%, 1/15/2033 60,000 63,116
6.00%, 9/15/2041(b) 250,000 268,485
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 227,921
9,846,460
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 376,746
3.88%, 11/1/2045(b) 250,000 217,943
3.38%, 3/27/2050(b) 200,000 157,724
Tapestry, Inc. ,
7.05%, 11/27/2025 35,000 35,692
7.00%, 11/27/2026(b) 125,000 129,329
7.35%, 11/27/2028(b) 50,000 52,544
7.70%, 11/27/2030(b) 50,000 53,865
7.85%, 11/27/2033(b) 110,000 119,275
1,143,118
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 159,794
6.20%, 11/1/2028 25,000 26,615
4.80%, 2/14/2029 400,000 404,966
5.80%, 2/14/2039(b) 400,000 420,538
4.50%, 5/2/2043 250,000 221,123
5.38%, 1/31/2044(b) 170,000 171,645
5.95%, 2/14/2049(b) 250,000 262,335
3.70%, 2/4/2051 250,000 184,496
BAT Capital Corp. ,
4.70%, 4/2/2027 100,000 100,891
3.56%, 8/15/2027(b) 198,000 193,952
2.26%, 3/25/2028(b) 160,000 148,864
6.34%, 8/2/2030 100,000 108,237
4.74%, 3/16/2032(b) 70,000 70,009
6.42%, 8/2/2033(b) 90,000 98,856
6.00%, 2/20/2034 100,000 106,880
4.39%, 8/15/2037 350,000 318,357
7.08%, 8/2/2043(b) 50,000 57,297
4.76%, 9/6/2049(b) 150,000 129,443
5.65%, 3/16/2052 70,000 68,327
7.08%, 8/2/2053(b) 75,000 87,038
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 144,118
4.45%, 3/16/2028 70,000 70,047
5.93%, 2/2/2029(b) 200,000 211,249
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 90,000 90,661
4.88%, 2/13/2026 100,000 100,981
4.75%, 2/12/2027 50,000 50,790
5.13%, 11/17/2027(b) 90,000 92,670
4.88%, 2/15/2028(b) 100,000 102,230
5.25%, 9/7/2028(b) 25,000 25,918
4.88%, 2/13/2029(b) 50,000 51,264
5.63%, 11/17/2029 70,000 74,334
5.13%, 2/15/2030 100,000 103,740
5.50%, 9/7/2030 25,000 26,466
5.13%, 2/13/2031(b) 250,000 259,850
5.75%, 11/17/2032(b) 30,000 32,243
5.38%, 2/15/2033(b) 250,000 261,460
5.63%, 9/7/2033 25,000 26,613
5.25%, 2/13/2034 250,000 259,628
6.38%, 5/16/2038(b) 460,000 525,591

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
3.88%, 8/21/2042 250,000 211,635
4.25%, 11/10/2044(b) 160,000 141,305
Reynolds American, Inc. ,
5.70%, 8/15/2035 120,000 125,023
5.85%, 8/15/2045 400,000 400,186
6,727,665
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.75%, 6/1/2026(b) 250,000 247,210
5.30%, 6/25/2026 25,000 25,404
1.88%, 8/15/2026 80,000 76,386
5.30%, 2/1/2028(b) 50,000 51,357
2.10%, 9/1/2028(b) 100,000 91,500
5.10%, 3/1/2029 50,000 51,203
3.25%, 10/1/2029(b) 250,000 235,015
5.20%, 7/15/2031 25,000 25,556
GATX Corp. ,
3.25%, 9/15/2026 50,000 48,902
4.00%, 6/30/2030(b) 100,000 97,193
4.90%, 3/15/2033 145,000 144,817
5.45%, 9/15/2033 100,000 103,473
6.05%, 3/15/2034(b) 50,000 53,869
6.90%, 5/1/2034(b) 25,000 28,465
3.10%, 6/1/2051 90,000 61,380
WW Grainger, Inc. ,
4.45%, 9/15/2034(b) 45,000 44,943
3.75%, 5/15/2046(b) 250,000 208,930
1,595,603
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 60,293
5.15%, 3/1/2034 50,000 52,151
4.30%, 9/1/2045 500,000 449,065
5.45%, 3/1/2054(b) 50,000 52,515
Essential Utilities, Inc. ,
4.80%, 8/15/2027 25,000 25,334
5.38%, 1/15/2034(b) 25,000 25,858
3.35%, 4/15/2050 200,000 145,891
5.30%, 5/1/2052 40,000 39,734
850,841
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 198,493
6.13%, 3/30/2040 350,000 380,823
Rogers Communications, Inc. ,
3.63%, 12/15/2025 200,000 197,736
3.20%, 3/15/2027(b) 60,000 58,414
5.00%, 2/15/2029(b) 150,000 153,075
3.80%, 3/15/2032 214,000 198,554
5.30%, 2/15/2034(b) 150,000 152,604
4.50%, 3/15/2042(b) 70,000 62,894
4.50%, 3/15/2043 100,000 88,449
5.00%, 3/15/2044(b) 80,000 75,968
4.35%, 5/1/2049(b) 300,000 253,447
4.55%, 3/15/2052(b) 80,000 69,275
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 300,000 291,680
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.75%, 4/15/2027 500,000 493,991
2.05%, 2/15/2028 100,000 93,157
4.95%, 3/15/2028(b) 85,000 86,946
4.80%, 7/15/2028(b) 80,000 81,513
4.85%, 1/15/2029 45,000 45,947
3.38%, 4/15/2029(b) 500,000 479,880
4.20%, 10/1/2029(b) 50,000 49,783
3.88%, 4/15/2030 500,000 486,235
2.55%, 2/15/2031 500,000 445,652
2.70%, 3/15/2032 80,000 70,562
5.05%, 7/15/2033(b) 245,000 251,123
5.75%, 1/15/2034 65,000 69,802
5.15%, 4/15/2034(b) 25,000 25,755
4.70%, 1/15/2035 75,000 74,737
4.38%, 4/15/2040 250,000 230,531
3.00%, 2/15/2041(b) 200,000 153,599
4.50%, 4/15/2050(b) 150,000 133,418
3.30%, 2/15/2051(b) 300,000 217,784
3.40%, 10/15/2052 200,000 146,397
5.65%, 1/15/2053 200,000 210,288
5.75%, 1/15/2054(b) 80,000 85,037
6.00%, 6/15/2054(b) 100,000 110,179
5.25%, 6/15/2055 100,000 99,505
5.80%, 9/15/2062(b) 200,000 212,207
Vodafone Group plc ,
7.88%, 2/15/2030(b) 206,000 240,944
5.25%, 5/30/2048(b) 122,000 120,278
4.88%, 6/19/2049 300,000 275,755
4.25%, 9/17/2050 40,000 33,374
5.63%, 2/10/2053(b) 100,000 101,790
5.75%, 6/28/2054(b) 100,000 103,525
5.75%, 2/10/2063 100,000 100,926
5.88%, 6/28/2064 100,000 103,139
7,615,171
Total Corporate Bonds
(cost $613,730,166)
585,446,575
Foreign Government Securities 1.5%
CANADA 0.3%
Canada Government Bond,
3.75%, 4/26/2028(b) 1,300,000 1,305,836
Export Development Canada,
3.88%, 2/14/2028 500,000 503,338
4.13%, 2/13/2029(b) 500,000 508,922
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 492,432
Province of British Columbia,
4.90%, 4/24/2029 400,000 418,065
4.75%, 6/12/2034(b) 400,000 417,797
Province of Manitoba,
4.90%, 5/31/2034 100,000 105,594
Province of Ontario,
2.50%, 4/27/2026 600,000 587,009
2.00%, 10/2/2029 1,000,000 917,397
5.05%, 4/24/2034 200,000 213,588
Province of Quebec,
3.63%, 4/13/2028(b) 500,000 497,767
7.50%, 9/15/2029 578,000 671,468

50 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
4.25%, 9/5/2034 200,000 201,208
6,840,421
CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028(b) 200,000 193,528
4.85%, 1/22/2029 200,000 204,171
2.45%, 1/31/2031 500,000 445,724
2.55%, 1/27/2032 500,000 441,251
2.55%, 7/27/2033(b) 350,000 299,415
3.10%, 5/7/2041(b) 400,000 311,864
5.33%, 1/5/2054(b) 328,290 331,483
3.25%, 9/21/2071 200,000 133,366
2,360,802
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 119,359
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 200,655
3.50%, 1/11/2028 500,000 490,775
4.10%, 4/24/2028 1,000,000 1,001,170
2.85%, 2/14/2030(b) 500,000 465,700
4.65%, 9/20/2032(b) 200,000 201,574
4.75%, 9/10/2034 200,000 201,769
5.35%, 2/11/2049(b) 200,000 211,250
4.20%, 10/15/2050 200,000 178,936
5.65%, 1/11/2053(b) 200,000 216,800
4.45%, 4/15/2070 200,000 177,750
3,346,379
ISRAEL 0.1%
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 188,896
5.50%, 3/12/2034(b) 250,000 250,579
3.38%, 1/15/2050 200,000 135,750
3.88%, 7/3/2050 200,000 146,500
5.75%, 3/12/2054 250,000 237,715
4.50%, 4/3/2120 200,000 147,000
1,106,440
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 506,893
4.00%, 10/17/2049(b) 400,000 307,000
813,893
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.38%, 4/20/2026 500,000 487,608
1.88%, 7/21/2026(b) 500,000 482,201
2.88%, 7/21/2027 500,000 487,047
3.50%, 10/31/2028 400,000 395,466
1.88%, 4/15/2031(b) 800,000 705,335
Foreign Government Securities
Principal
Amount ($) Value ($)
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 452,464
3,010,121
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 198,676
3.75%, 1/11/2028(b) 1,000,000 973,593
4.50%, 4/22/2029 300,000 296,208
2.66%, 5/24/2031 700,000 600,924
4.88%, 5/19/2033(b) 200,000 191,599
3.50%, 2/12/2034 250,000 212,694
6.75%, 9/27/2034 596,000 644,044
6.35%, 2/9/2035 200,000 209,593
6.05%, 1/11/2040 400,000 404,034
4.75%, 3/8/2044 400,000 338,312
5.55%, 1/21/2045 300,000 285,792
4.60%, 1/23/2046 347,000 282,520
4.40%, 2/12/2052(b) 200,000 153,505
6.34%, 5/4/2053(b) 550,000 546,139
6.40%, 5/7/2054(b) 400,000 400,148
3.77%, 5/24/2061 200,000 130,431
5,868,212
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 200,000 192,677
2.25%, 9/29/2032 200,000 154,490
6.40%, 2/14/2035(b) 200,000 204,067
6.70%, 1/26/2036 250,000 260,213
8.00%, 3/1/2038 200,000 225,860
4.30%, 4/29/2053 500,000 353,528
6.85%, 3/28/2054(b) 200,000 202,194
4.50%, 4/1/2056 400,000 287,337
3.87%, 7/23/2060 200,000 125,740
2,006,106
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 175,000 173,612
2.78%, 1/23/2031(b) 500,000 445,500
8.75%, 11/21/2033 300,000 376,858
3.00%, 1/15/2034 200,000 171,333
3.30%, 3/11/2041 200,000 157,342
5.63%, 11/18/2050 300,000 309,109
5.88%, 8/8/2054 200,000 209,640
3.60%, 1/15/2072 150,000 102,491
1,945,885
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 621,750
2.46%, 5/5/2030(b) 500,000 453,820
7.75%, 1/14/2031 200,000 236,451
6.38%, 10/23/2034 500,000 568,750
3.70%, 2/2/2042(b) 600,000 517,500
3.20%, 7/6/2046 400,000 303,982
5.50%, 1/17/2048(b) 200,000 213,419
2,915,672

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 51
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 200,000 203,303
5.13%, 9/18/2034 250,000 256,902
5.50%, 4/4/2053 200,000 204,614
5.50%, 3/18/2054 300,000 306,395
971,214
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 961,724
4.50%, 9/15/2032 400,000 401,947
5.13%, 1/11/2033(b) 200,000 209,525
Republic of Korea,
5.63%, 11/3/2025 300,000 304,663
4.13%, 6/10/2044 250,000 235,202
2,113,061
SWEDEN 0.0%
†
Svensk Exportkredit AB,
4.38%, 2/13/2026(b) 500,000 502,057
4.13%, 6/14/2028 500,000 506,891
1,008,948
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 250,000 251,667
4.38%, 1/23/2031 200,000 200,737
5.75%, 10/28/2034 200,000 216,734
5.10%, 6/18/2050 350,000 349,317
4.98%, 4/20/2055 200,000 194,028
5.25%, 9/10/2060 200,000 200,049
1,412,532
Total Foreign Government Securities
(cost $37,859,864)
35,839,045
Mortgage-Backed Securities 25.2%
FHLMC Gold Pool
Pool# D60780
8.00%, 6/1/2025 54 54
Pool# G30267
5.00%, 8/1/2025 2,768 2,768
Pool# E02746
3.50%, 11/1/2025 12,007 11,914
Pool# J13883
3.50%, 12/1/2025 27,553 27,332
Pool# J14732
4.00%, 3/1/2026 16,627 16,537
Pool# E02896
3.50%, 5/1/2026 14,279 14,141
Pool# J18127
3.00%, 3/1/2027 29,599 29,168
Pool# J18702
3.00%, 3/1/2027 28,500 28,085
Pool# J19106
3.00%, 5/1/2027 13,672 13,464
Pool# J20471
3.00%, 9/1/2027 57,484 56,561
Pool# G14609
3.00%, 11/1/2027 103,181 101,444
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00566
7.50%, 12/1/2027 172 176
Pool# G15100
2.50%, 7/1/2028 48,816 47,617
Pool# C18271
7.00%, 11/1/2028 813 845
Pool# C00678
7.00%, 11/1/2028 172 178
Pool# C00836
7.00%, 7/1/2029 160 166
Pool# C31285
7.00%, 9/1/2029 260 270
Pool# G18536
2.50%, 1/1/2030 829,964 802,642
Pool# C37436
8.00%, 1/1/2030 559 592
Pool# C36429
7.00%, 2/1/2030 397 412
Pool# C36306
7.00%, 2/1/2030 263 273
Pool# C00921
7.50%, 2/1/2030 394 411
Pool# G01108
7.00%, 4/1/2030 139 145
Pool# G18552
3.00%, 5/1/2030 306,543 299,980
Pool# U49055
3.00%, 6/1/2030 29,779 29,209
Pool# J32243
3.00%, 7/1/2030 253,720 247,796
Pool# J32255
3.00%, 7/1/2030 50,917 49,760
Pool# J32257
3.00%, 7/1/2030 49,710 48,569
Pool# C41561
8.00%, 8/1/2030 1,296 1,309
Pool# C01051
8.00%, 9/1/2030 657 691
Pool# C43550
7.00%, 10/1/2030 910 945
Pool# C44017
7.50%, 10/1/2030 300 299
Pool# C44957
8.00%, 11/1/2030 585 586
Pool# J33361
3.00%, 12/1/2030 112,191 109,716
Pool# G18578
3.00%, 12/1/2030 109,070 106,462
Pool# J33315
3.00%, 12/1/2030 52,072 50,867
Pool# C01103
7.50%, 12/1/2030 263 275
Pool# C46932
7.50%, 1/1/2031 446 447
Pool# G18587
3.00%, 2/1/2031 79,966 77,952
Pool# G18592
3.00%, 3/1/2031 88,083 85,848
Pool# C48206
7.50%, 3/1/2031 1,183 1,179
Pool# C91366
4.50%, 4/1/2031 27,675 27,935

52 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18601
3.00%, 5/1/2031 51,445 50,176
Pool# G18605
3.00%, 6/1/2031 29,939 29,204
Pool# J34627
3.00%, 6/1/2031 8,756 8,543
Pool# C91377
4.50%, 6/1/2031 14,638 14,778
Pool# C53324
7.00%, 6/1/2031 1,093 1,136
Pool# J35107
2.50%, 8/1/2031 53,004 50,963
Pool# G01309
7.00%, 8/1/2031 372 387
Pool# G01311
7.00%, 9/1/2031 2,676 2,799
Pool# C01222
7.00%, 9/1/2031 415 433
Pool# G01315
7.00%, 9/1/2031 101 106
Pool# J35522
2.50%, 10/1/2031 203,457 195,644
Pool# C60012
7.00%, 11/1/2031 421 437
Pool# C61298
8.00%, 11/1/2031 1,658 1,663
Pool# J35957
2.50%, 12/1/2031 303,047 291,421
Pool# C61105
7.00%, 12/1/2031 3,686 3,830
Pool# C63171
7.00%, 1/1/2032 2,707 2,813
Pool# V61548
2.50%, 2/1/2032 291,506 279,876
Pool# D99004
3.50%, 3/1/2032 52,871 52,079
Pool# G30577
3.50%, 4/1/2032 113,099 111,527
Pool# G01391
7.00%, 4/1/2032 4,902 5,164
Pool# C01345
7.00%, 4/1/2032 1,935 2,025
Pool# C01370
8.00%, 4/1/2032 471 478
Pool# C01381
8.00%, 5/1/2032 6,874 7,290
Pool# C68290
7.00%, 6/1/2032 1,725 1,792
Pool# C68300
7.00%, 6/1/2032 587 610
Pool# D99266
3.50%, 7/1/2032 87,854 86,624
Pool# G01449
7.00%, 7/1/2032 3,154 3,300
Pool# C69908
7.00%, 8/1/2032 13,433 13,957
Pool# C91558
3.50%, 9/1/2032 16,746 16,469
Pool# G16407
2.50%, 1/1/2033 153,764 147,428
Pool# G16408
2.50%, 1/1/2033 108,988 104,536
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01536
7.00%, 3/1/2033 5,575 5,863
Pool# C01528
5.00%, 4/1/2033 23,701 24,085
Pool# G30646
3.00%, 5/1/2033 113,241 109,157
Pool# G30642
3.00%, 5/1/2033 55,852 53,806
Pool# K90535
3.00%, 5/1/2033 22,669 21,813
Pool# G18693
4.00%, 5/1/2033 32,992 33,048
Pool# G18696
3.50%, 7/1/2033 9,432 9,303
Pool# A16419
6.50%, 11/1/2033 11,569 12,054
Pool# A21356
6.50%, 4/1/2034 24,460 25,236
Pool# C01851
6.50%, 4/1/2034 14,258 14,879
Pool# A24301
6.50%, 5/1/2034 22,035 22,995
Pool# A22067
6.50%, 5/1/2034 8,927 9,327
Pool# G18737
3.50%, 6/1/2034 61,622 60,775
Pool# A24988
6.50%, 7/1/2034 8,721 9,053
Pool# G01741
6.50%, 10/1/2034 4,249 4,482
Pool# G08023
6.50%, 11/1/2034 9,804 10,330
Pool# G01947
7.00%, 5/1/2035 4,019 4,201
Pool# G08073
5.50%, 8/1/2035 41,342 42,883
Pool# A37135
5.50%, 9/1/2035 80,914 83,930
Pool# A47368
5.00%, 10/1/2035 57,699 59,252
Pool# A38531
5.50%, 10/1/2035 109,688 113,240
Pool# A38255
5.50%, 10/1/2035 67,773 70,299
Pool# G08088
6.50%, 10/1/2035 41,276 42,942
Pool# A39759
5.50%, 11/1/2035 3,510 3,641
Pool# A40376
5.50%, 12/1/2035 1,541 1,599
Pool# A42305
5.50%, 1/1/2036 4,646 4,841
Pool# A41548
7.00%, 1/1/2036 5,522 5,737
Pool# G08111
5.50%, 2/1/2036 54,600 56,636
Pool# A43885
5.50%, 3/1/2036 144,892 149,860
Pool# A43886
5.50%, 3/1/2036 123,342 127,567
Pool# A43884
5.50%, 3/1/2036 55,980 58,218

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A48378
5.50%, 3/1/2036 51,114 53,232
Pool# A43861
5.50%, 3/1/2036 28,660 29,626
Pool# G08116
5.50%, 3/1/2036 12,595 13,065
Pool# A48735
5.50%, 5/1/2036 5,898 6,091
Pool# A53039
6.50%, 10/1/2036 38,312 40,180
Pool# G05254
5.00%, 1/1/2037 40,598 41,700
Pool# G04331
5.00%, 2/1/2037 40,588 41,690
Pool# G05941
6.00%, 2/1/2037 207,944 219,340
Pool# G03620
6.50%, 10/1/2037 1,427 1,507
Pool# G03721
6.00%, 12/1/2037 18,776 19,788
Pool# G03969
6.00%, 2/1/2038 21,722 22,845
Pool# C91982
3.50%, 3/1/2038 72,170 69,883
Pool# G04913
5.00%, 3/1/2038 72,210 74,334
Pool# G05299
4.50%, 6/1/2038 63,155 63,959
Pool# G04581
6.50%, 8/1/2038 37,030 38,225
Pool# C92013
3.50%, 9/1/2038 174,182 168,725
Pool# A81674
6.00%, 9/1/2038 138,841 145,804
Pool# G05459
5.50%, 5/1/2039 529,282 545,138
Pool# G05535
4.50%, 7/1/2039 200,412 202,923
Pool# A89500
4.50%, 10/1/2039 17,751 17,940
Pool# A91165
5.00%, 2/1/2040 801,641 826,760
Pool# G60342
4.50%, 5/1/2042 199,918 202,423
Pool# G60195
4.00%, 6/1/2042 264,064 261,276
Pool# Q08977
4.00%, 6/1/2042 57,477 56,699
Pool# Q09824
4.00%, 8/1/2042 33,777 33,375
Pool# Q11087
4.00%, 9/1/2042 44,677 43,740
Pool# G07158
3.50%, 10/1/2042 144,913 138,519
Pool# G07163
3.50%, 10/1/2042 123,512 118,190
Pool# Q11532
3.50%, 10/1/2042 102,619 98,091
Pool# Q12051
3.50%, 10/1/2042 81,479 77,917
Pool# Q12052
3.50%, 10/1/2042 34,076 32,572
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C09020
3.50%, 11/1/2042 235,164 224,787
Pool# G07264
3.50%, 12/1/2042 218,725 209,073
Pool# Q14292
3.50%, 1/1/2043 60,999 58,307
Pool# Q15884
3.00%, 2/1/2043 321,813 298,774
Pool# Q16470
3.00%, 3/1/2043 648,440 602,020
Pool# V80002
2.50%, 4/1/2043 278,660 249,183
Pool# Q16915
3.00%, 4/1/2043 245,737 228,247
Pool# Q17675
3.50%, 4/1/2043 265,060 253,689
Pool# Q18523
3.50%, 5/1/2043 253,322 242,137
Pool# Q18751
3.50%, 6/1/2043 358,223 342,407
Pool# G07410
3.50%, 7/1/2043 106,486 101,895
Pool# Q20332
3.50%, 7/1/2043 37,148 35,508
Pool# G07459
3.50%, 8/1/2043 309,235 295,583
Pool# G60038
3.50%, 1/1/2044 645,859 617,357
Pool# Q26869
4.00%, 6/1/2044 288,828 283,218
Pool# G07946
4.00%, 7/1/2044 9,328 9,161
Pool# Q28607
3.50%, 9/1/2044 111,632 106,648
Pool# G61231
3.50%, 9/1/2044 30,751 29,395
Pool# G08609
3.50%, 10/1/2044 99,683 94,717
Pool# Q30833
4.00%, 1/1/2045 12,722 12,435
Pool# G60400
4.50%, 1/1/2045 82,059 82,379
Pool# G07925
4.00%, 2/1/2045 26,234 25,988
Pool# Q34165
4.00%, 6/1/2045 177,214 173,335
Pool# V81873
4.00%, 8/1/2045 99,486 97,246
Pool# G08669
4.00%, 9/1/2045 148,085 144,750
Pool# V82126
3.50%, 12/1/2045 96,933 91,572
Pool# Q38199
3.50%, 1/1/2046 3,824 3,613
Pool# Q38357
4.00%, 1/1/2046 41,424 40,491
Pool# G61365
4.50%, 1/1/2046 30,545 30,665
Pool# G08697
3.00%, 3/1/2046 441,165 406,313
Pool# Q39364
3.50%, 3/1/2046 72,605 68,591

54 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q39434
3.50%, 3/1/2046 56,228 53,186
Pool# Q39440
4.00%, 3/1/2046 24,893 24,325
Pool# G08704
4.50%, 4/1/2046 15,470 15,531
Pool# Q40097
4.50%, 4/1/2046 2,798 2,809
Pool# G60582
3.50%, 5/1/2046 172,132 163,927
Pool# Q40718
3.50%, 5/1/2046 57,196 54,034
Pool# G08707
4.00%, 5/1/2046 70,927 69,330
Pool# G08708
4.50%, 5/1/2046 10,517 10,558
Pool# Q41548
3.00%, 7/1/2046 65,237 60,164
Pool# Q41903
3.50%, 7/1/2046 82,696 78,124
Pool# Q41491
3.50%, 7/1/2046 9,091 8,588
Pool# G61791
4.00%, 7/1/2046 67,506 65,986
Pool# Q41947
4.50%, 7/1/2046 3,640 3,651
Pool# G08715
3.00%, 8/1/2046 446,129 408,550
Pool# Q42596
3.50%, 8/1/2046 71,425 67,729
Pool# Q42203
3.50%, 8/1/2046 19,243 18,211
Pool# G61237
3.50%, 8/1/2046 13,455 12,862
Pool# Q42393
3.50%, 8/1/2046 11,573 10,933
Pool# Q42680
4.00%, 8/1/2046 2,430 2,388
Pool# G08720
4.50%, 8/1/2046 8,699 8,729
Pool# G61323
3.00%, 9/1/2046 419,873 389,833
Pool# G08721
3.00%, 9/1/2046 244,088 224,199
Pool# V82617
3.50%, 9/1/2046 162,104 152,907
Pool# G08722
3.50%, 9/1/2046 47,499 45,049
Pool# G60733
4.50%, 9/1/2046 89,498 89,916
Pool# G60722
3.00%, 10/1/2046 697,095 641,343
Pool# Q44035
3.00%, 10/1/2046 347,545 319,225
Pool# G61815
4.00%, 10/1/2046 27,874 27,246
Pool# G61257
3.00%, 11/1/2046 674,840 618,636
Pool# Q44452
3.00%, 11/1/2046 156,159 143,374
Pool# G08732
3.00%, 11/1/2046 44,415 40,796
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q44473
3.50%, 11/1/2046 19,999 18,893
Pool# Q44223
3.50%, 11/1/2046 12,726 12,022
Pool# G08734
4.00%, 11/1/2046 204,556 199,697
Pool# G08737
3.00%, 12/1/2046 1,485,085 1,361,283
Pool# G60989
3.00%, 12/1/2046 253,513 232,935
Pool# Q45878
3.00%, 12/1/2046 54,507 49,996
Pool# G08738
3.50%, 12/1/2046 934,690 883,007
Pool# Q45024
3.50%, 12/1/2046 69,883 65,312
Pool# G08741
3.00%, 1/1/2047 407,371 373,290
Pool# G08747
3.00%, 2/1/2047 771,880 710,093
Pool# G08748
3.50%, 2/1/2047 194,076 183,349
Pool# G08749
4.00%, 2/1/2047 322,313 314,254
Pool# G61890
4.00%, 2/1/2047 22,722 22,189
Pool# G08751
3.50%, 3/1/2047 289,271 273,283
Pool# Q47592
3.50%, 4/1/2047 50,374 47,589
Pool# Q47484
3.50%, 4/1/2047 10,774 10,187
Pool# G60988
3.00%, 5/1/2047 868,651 799,089
Pool# Q48098
3.50%, 5/1/2047 35,636 33,593
Pool# Q48237
4.50%, 5/1/2047 59,105 59,153
Pool# G61390
3.00%, 6/1/2047 687,276 631,263
Pool# Q48414
4.50%, 6/1/2047 44,323 43,761
Pool# Q48365
4.50%, 6/1/2047 14,712 14,739
Pool# G08770
3.50%, 7/1/2047 548,972 518,628
Pool# V83270
3.50%, 7/1/2047 116,647 110,199
Pool# G61339
3.00%, 8/1/2047 133,950 123,033
Pool# G08774
3.50%, 8/1/2047 60,650 57,298
Pool# Q49917
3.50%, 8/1/2047 46,216 43,662
Pool# Q53085
3.00%, 9/1/2047 147,160 135,702
Pool# G61295
3.50%, 9/1/2047 315,359 298,449
Pool# G08779
3.50%, 9/1/2047 165,222 156,090
Pool# G61622
3.00%, 10/1/2047 327,290 300,616

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08785
4.00%, 10/1/2047 19,011 18,455
Pool# Q52075
4.00%, 11/1/2047 109,574 107,006
Pool# V83598
3.50%, 12/1/2047 48,841 46,142
Pool# G67707
3.50%, 1/1/2048 358,657 340,687
Pool# V83909
4.00%, 1/1/2048 128,164 125,221
Pool# G61311
3.50%, 2/1/2048 340,017 321,215
Pool# T65458
3.50%, 2/1/2048 61,731 57,550
Pool# Q54460
4.00%, 2/1/2048 100,454 98,802
Pool# G08801
4.00%, 2/1/2048 99,867 97,247
Pool# G61298
4.00%, 2/1/2048 48,512 47,332
Pool# Q54727
3.50%, 3/1/2048 138,313 130,665
Pool# Q55401
5.00%, 4/1/2048 28,595 29,174
Pool# V84237
3.50%, 5/1/2048 219,760 207,606
Pool# G08813
3.50%, 5/1/2048 25,468 24,060
Pool# G08820
4.50%, 5/1/2048 185,617 185,195
Pool# G08821
5.00%, 5/1/2048 7,126 7,262
Pool# G67712
4.00%, 6/1/2048 97,114 95,625
Pool# G67713
4.00%, 6/1/2048 80,545 78,644
Pool# G08817
4.00%, 6/1/2048 29,504 28,730
Pool# G08818
4.50%, 6/1/2048 100,933 100,735
Pool# Q56473
4.50%, 6/1/2048 24,183 24,272
Pool# Q56472
4.50%, 6/1/2048 21,712 21,860
Pool# G08827
4.50%, 7/1/2048 68,248 67,971
Pool# Q57401
4.50%, 7/1/2048 26,869 26,979
Pool# Q57402
4.50%, 7/1/2048 7,565 7,619
Pool# G08833
5.00%, 7/1/2048 2,906 2,965
Pool# G08831
4.00%, 8/1/2048 80,490 78,377
Pool# G08836
4.00%, 9/1/2048 323,996 315,493
Pool# G67716
4.50%, 10/1/2048 55,826 56,055
Pool# G08843
4.50%, 10/1/2048 24,271 24,201
Pool# V85044
4.00%, 12/1/2048 96,097 93,575
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V85082
4.50%, 12/1/2048 17,471 17,422
Pool# G61846
4.00%, 1/1/2049 1,733 1,688
Pool# V85139
4.50%, 1/1/2049 22,643 22,580
FHLMC Non Gold Pool
Pool# 1B8478
7.65%, 7/1/2041(a) 16,120 16,638
Pool# 2B0108
6.15%, 1/1/2042(a) 377 383
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 11,589 11,514
Pool# ZS7757
3.00%, 3/1/2030 188,364 184,499
Pool# SB0383
2.50%, 4/1/2032 488,695 469,834
Pool# ZS8701
3.50%, 6/1/2033 33,317 32,834
Pool# SB0218
3.00%, 10/1/2033 59,883 58,226
Pool# SB0366
3.50%, 2/1/2034 81,858 80,680
Pool# QN0248
3.00%, 7/1/2034 30,695 29,697
Pool# SB0095
3.50%, 7/1/2034 35,188 34,771
Pool# SB0069
3.00%, 9/1/2034 107,026 103,545
Pool# SB8021
3.00%, 12/1/2034 219,863 212,709
Pool# SB8500
2.50%, 7/1/2035 564,011 531,484
Pool# SB8505
2.50%, 10/1/2035 1,672,529 1,579,675
Pool# SB8506
2.00%, 2/1/2036 1,433,109 1,323,727
Pool# SB8508
2.00%, 2/1/2036 1,048,139 965,794
Pool# RC1826
2.00%, 2/1/2036 311,046 285,448
Pool# SB8092
1.50%, 3/1/2036 356,204 319,609
Pool# RC1887
2.00%, 3/1/2036 580,500 533,356
Pool# RC2049
2.00%, 6/1/2036 1,383,633 1,269,749
Pool# RC2045
2.00%, 6/1/2036 424,331 389,399
Pool# SB8112
2.50%, 7/1/2036 241,102 226,517
Pool# QN7405
2.00%, 8/1/2036 178,087 163,620
Pool# SB8119
2.00%, 9/1/2036 790,552 724,613
Pool# SB8140
1.50%, 2/1/2037 527,023 470,548
Pool# SB8144
1.50%, 3/1/2037 1,102,634 984,034
Pool# QN9700
1.50%, 3/1/2037 352,518 314,521

56 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8148
2.00%, 4/1/2037 2,411,118 2,205,008
Pool# SB8154
2.50%, 5/1/2037 164,613 154,366
Pool# SB0725
4.00%, 8/1/2037 54,615 54,441
Pool# SB1009
4.00%, 2/1/2038 55,829 55,483
Pool# QA2237
3.00%, 7/1/2046 870,741 802,808
Pool# QA2226
3.00%, 7/1/2046 510,371 470,764
Pool# ZS4693
3.00%, 12/1/2046 679,232 621,898
Pool# ZM2339
3.50%, 1/1/2047 136,144 128,471
Pool# ZS4746
3.00%, 12/1/2047 333,067 305,194
Pool# ZA5785
4.50%, 10/1/2048 135,509 134,994
Pool# ZT1321
4.50%, 11/1/2048 167,091 166,424
Pool# ZA6139
4.50%, 12/1/2048 47,434 47,215
Pool# SD0295
3.00%, 2/1/2049 1,582,682 1,461,267
Pool# ZA6536
4.00%, 3/1/2049 63,452 61,738
Pool# ZA6380
4.00%, 3/1/2049 60,993 59,346
Pool# ZT1858
4.50%, 4/1/2049 31,753 31,744
Pool# RA3022
2.50%, 6/1/2050 520,186 453,625
Pool# SD7521
2.50%, 7/1/2050 756,598 665,950
Pool# SD8074
3.00%, 7/1/2050 221,480 200,860
Pool# SD7523
2.50%, 8/1/2050 199,116 174,996
Pool# SD0500
3.00%, 8/1/2050 35,123 32,209
Pool# SD0514
2.00%, 10/1/2050 735,683 616,258
Pool# RA3723
2.00%, 10/1/2050 243,347 203,650
Pool# SD8100
3.00%, 10/1/2050 1,429,918 1,302,420
Pool# RA3935
2.50%, 11/1/2050 2,290,359 1,997,904
Pool# RA3932
2.50%, 11/1/2050 1,367,350 1,200,009
Pool# RA3934
2.50%, 11/1/2050 699,707 610,171
Pool# RA3987
2.50%, 11/1/2050 290,400 252,611
Pool# RA4071
2.50%, 12/1/2050 789,146 688,166
Pool# RA4216
2.50%, 12/1/2050 729,787 635,969
Pool# SD0522
3.00%, 12/1/2050 463,159 421,670
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4411
2.50%, 1/1/2051 1,648,755 1,438,235
Pool# RA4351
2.50%, 1/1/2051 896,647 781,910
Pool# RA4410
2.50%, 1/1/2051 594,108 518,090
Pool# RA4652
2.00%, 2/1/2051 2,781,135 2,327,379
Pool# RA4493
2.00%, 2/1/2051 1,317,651 1,096,759
Pool# QB9104
2.00%, 2/1/2051 707,529 588,811
Pool# RA4737
2.00%, 3/1/2051 2,508,024 2,093,566
Pool# RA4718
2.00%, 3/1/2051 1,128,545 944,415
Pool# SD7537
2.00%, 3/1/2051 592,389 496,808
Pool# SD8139
1.50%, 4/1/2051 860,524 680,527
Pool# SD8140
2.00%, 4/1/2051 4,803,860 3,993,517
Pool# SD8145
1.50%, 5/1/2051 1,702,053 1,346,570
Pool# SD8146
2.00%, 5/1/2051 8,674,893 7,211,411
Pool# QC2070
2.00%, 5/1/2051 117,748 98,698
Pool# SD0593
3.00%, 5/1/2051 1,651,183 1,512,397
Pool# RA5436
2.00%, 6/1/2051 356,142 296,156
Pool# RA5373
2.00%, 6/1/2051 301,358 251,885
Pool# SD8154
1.50%, 7/1/2051 1,716,662 1,356,683
Pool# RA5398
2.00%, 7/1/2051 1,019,245 854,334
Pool# QC5128
2.00%, 8/1/2051 287,898 240,389
Pool# SD8166
2.00%, 9/1/2051 1,711,996 1,419,969
Pool# RA6140
2.00%, 10/1/2051 1,223,998 1,024,281
Pool# RA6085
2.00%, 10/1/2051 712,347 599,386
Pool# RA6091
2.00%, 10/1/2051 692,491 580,448
Pool# RA6503
2.00%, 12/1/2051 8,342,863 6,942,826
Pool# RA6624
2.00%, 1/1/2052 5,473,250 4,532,450
Pool# SD0856
2.00%, 1/1/2052 1,357,928 1,127,790
Pool# SD8211
2.00%, 5/1/2052 9,578,653 7,926,488
Pool# RA7543
4.00%, 6/1/2052 197,507 189,986
Pool# SD8224
2.50%, 7/1/2052 2,693,075 2,331,615
Pool# RA7664
4.00%, 7/1/2052 445,011 427,950

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1488
4.00%, 8/1/2052 500,540 481,459
Pool# SD1424
4.00%, 8/1/2052 415,277 399,467
Pool# RA7779
4.50%, 8/1/2052 555,179 546,777
Pool# RA7920
4.00%, 9/1/2052 511,082 491,435
Pool# SD2215
4.00%, 10/1/2052 531,202 515,167
Pool# SD7557
4.50%, 12/1/2052 1,232,770 1,226,971
Pool# RA8406
5.00%, 1/1/2053 634,631 634,767
Pool# RA8411
5.50%, 1/1/2053 181,706 186,823
Pool# QF5629
6.00%, 1/1/2053 456,526 479,032
Pool# SD7560
4.00%, 2/1/2053 872,339 846,332
Pool# SD8299
5.00%, 2/1/2053 2,126,293 2,126,743
Pool# RA8791
5.00%, 4/1/2053 451,831 452,137
Pool# RA8794
5.50%, 4/1/2053 917,448 937,659
Pool# SD2661
5.50%, 4/1/2053 623,012 631,949
Pool# SD8324
5.50%, 5/1/2053 1,150,659 1,164,282
Pool# RA9090
5.50%, 5/1/2053 904,880 917,064
Pool# SD2890
5.50%, 5/1/2053 361,037 368,504
Pool# SD2905
5.50%, 5/1/2053 218,134 221,259
Pool# RA9162
5.50%, 6/1/2053 454,226 463,340
Pool# SD3085
5.50%, 6/1/2053 220,941 225,026
Pool# SD3260
6.00%, 6/1/2053 185,076 191,133
Pool# SD3565
4.50%, 8/1/2053 183,966 181,198
Pool# SD3853
5.50%, 8/1/2053 150,495 152,432
Pool# SD3603
6.00%, 8/1/2053 1,678,473 1,739,827
Pool# SD8367
5.50%, 10/1/2053 2,255,833 2,282,050
Pool# RJ0007
6.50%, 10/1/2053 366,297 379,779
Pool# SD4350
6.50%, 10/1/2053 171,645 177,195
Pool# SD4340
5.50%, 11/1/2053 992,136 1,012,045
Pool# RJ0325
6.50%, 11/1/2053 198,024 204,724
Pool# RJ0528
6.50%, 12/1/2053 399,926 414,189
Pool# RJ0530
6.50%, 12/1/2053 320,800 331,621
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RJ0527
6.50%, 12/1/2053 147,874 152,771
Pool# RJ0717
6.50%, 1/1/2054 74,778 77,397
Pool# RJ0841
6.00%, 2/1/2054 263,260 271,817
Pool# SD4870
6.50%, 2/1/2054 94,762 97,921
Pool# SD5616
6.00%, 5/1/2054 4,217,881 4,348,419
Pool# RJ1422
6.00%, 5/1/2054 454,623 470,932
Pool# RJ1437
6.50%, 5/1/2054 422,752 440,993
Pool# SD5812
6.00%, 7/1/2054 500,814 517,078
Pool# SD6025
6.00%, 8/1/2054 689,515 705,206
FNMA Pool
Pool# AC9890
6.67%, 4/1/2040(a) 159,883 161,546
Pool# AC9895
7.06%, 4/1/2040(a) 338,760 342,411
Pool# AJ1249
7.31%, 9/1/2041(a) 43,690 45,155
Pool# AK0714
6.28%, 2/1/2042(a) 5,502 5,644
Pool# AT4250
7.01%, 6/1/2043(a) 12,534 12,965
Pool# BF0203
3.00%, 2/1/2047 384,368 350,411
Pool# BF0206
4.00%, 2/1/2047 229,538 220,750
Pool# BF0200
3.50%, 11/1/2051 166,250 156,470
Pool# BF0171
4.00%, 1/1/2057 142,907 137,496
Pool# BF0184
4.00%, 2/1/2057 160,748 154,661
FNMA UMBS Pool
Pool# AD0244
4.50%, 10/1/2024 7 7
Pool# AD4089
4.50%, 5/1/2025 14,258 14,293
Pool# 890216
4.50%, 7/1/2025 1,895 1,900
Pool# AB1609
4.00%, 10/1/2025 8,938 8,875
Pool# AH1361
3.50%, 12/1/2025 9,236 9,115
Pool# AH1518
3.50%, 12/1/2025 4,765 4,705
Pool# AH5616
3.50%, 2/1/2026 32,387 32,087
Pool# AL0298
4.00%, 5/1/2026 29,104 28,890
Pool# AB4277
3.00%, 1/1/2027 78,953 77,749
Pool# AL1391
3.50%, 1/1/2027 1,096 1,079
Pool# AP4746
3.00%, 8/1/2027 21,902 21,535

58 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP7855
3.00%, 9/1/2027 135,072 132,732
Pool# AP4640
3.00%, 9/1/2027 15,317 15,012
Pool# AQ5096
3.00%, 11/1/2027 33,906 33,310
Pool# AB6887
3.00%, 11/1/2027 29,238 28,759
Pool# AQ4532
3.00%, 11/1/2027 26,003 25,454
Pool# AQ3758
3.00%, 11/1/2027 19,257 18,869
Pool# AB6886
3.00%, 11/1/2027 14,152 13,903
Pool# AQ7406
3.00%, 11/1/2027 11,512 11,277
Pool# AQ2884
3.00%, 12/1/2027 14,315 14,034
Pool# AS0487
2.50%, 9/1/2028 84,276 82,070
Pool# 930998
4.50%, 4/1/2029 1,737 1,734
Pool# BM1507
2.50%, 12/1/2029 44,586 43,493
Pool# AL8077
3.50%, 12/1/2029 6,295 6,227
Pool# BM4299
3.00%, 3/1/2030 140,411 138,420
Pool# AS4874
3.00%, 4/1/2030 147,200 143,908
Pool# AS5412
2.50%, 7/1/2030 55,911 53,907
Pool# AS5420
3.00%, 7/1/2030 129,791 126,686
Pool# AL7152
3.50%, 7/1/2030 113,262 112,021
Pool# AS5702
2.50%, 8/1/2030 214,714 206,853
Pool# AZ4898
2.50%, 8/1/2030 128,164 123,822
Pool# AY8448
3.00%, 8/1/2030 434,974 424,455
Pool# AZ2953
3.00%, 9/1/2030 362,040 353,144
Pool# AZ5718
3.00%, 9/1/2030 244,629 238,918
Pool# AS6060
3.00%, 10/1/2030 280,324 273,506
Pool# AZ9234
3.50%, 10/1/2030 13,420 13,204
Pool# BA2993
3.00%, 11/1/2030 59,778 58,324
Pool# AS6174
3.50%, 11/1/2030 7,866 7,738
Pool# AS6272
2.50%, 12/1/2030 80,331 77,300
Pool# AS6295
3.00%, 12/1/2030 116,234 113,495
Pool# BA3545
3.00%, 12/1/2030 53,724 52,457
Pool# AH1515
4.00%, 12/1/2030 121,961 121,411
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AD0716
6.50%, 12/1/2030 300,307 309,562
Pool# BA6532
2.50%, 1/1/2031 62,807 60,505
Pool# BM5016
3.00%, 1/1/2031 173,353 169,504
Pool# AB2121
4.00%, 1/1/2031 20,410 20,343
Pool# AL8060
3.00%, 2/1/2031 123,337 120,399
Pool# MA0641
4.00%, 2/1/2031 83,041 82,666
Pool# 560868
7.50%, 2/1/2031 308 306
Pool# AS6799
3.00%, 3/1/2031 99,433 96,851
Pool# BC0774
3.00%, 3/1/2031 54,931 53,598
Pool# AS6919
3.50%, 3/1/2031 6,574 6,496
Pool# BC4410
3.50%, 3/1/2031 6,259 6,156
Pool# BC0320
3.50%, 3/1/2031 5,003 4,945
Pool# BC4430
3.00%, 4/1/2031 21,445 20,913
Pool# AL8565
3.00%, 6/1/2031 67,302 65,514
Pool# AL8566
3.00%, 6/1/2031 65,174 63,508
Pool# AL8561
3.50%, 6/1/2031 56,885 56,237
Pool# AS8028
2.50%, 9/1/2031 231,216 222,179
Pool# AL9378
3.00%, 9/1/2031 32,998 32,223
Pool# MA2775
2.50%, 10/1/2031 487,857 468,617
Pool# BM1888
2.50%, 10/1/2031 328,735 320,429
Pool# AS8038
2.50%, 10/1/2031 237,557 228,188
Pool# BC4777
2.50%, 10/1/2031 181,067 173,908
Pool# AL9323
2.50%, 10/1/2031 10,664 10,240
Pool# AS8612
3.00%, 10/1/2031 47,589 46,342
Pool# 607212
7.50%, 10/1/2031 2,351 2,342
Pool# MA0895
3.50%, 11/1/2031 87,236 85,800
Pool# MA2830
2.50%, 12/1/2031 195,578 187,795
Pool# BM3814
2.50%, 12/1/2031 129,687 124,635
Pool# AS8594
2.50%, 1/1/2032 157,816 151,592
Pool# AS8597
2.50%, 1/1/2032 132,460 127,236
Pool# AS8609
3.00%, 1/1/2032 99,248 96,456

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9786
3.00%, 1/1/2032 80,925 78,982
Pool# AL9585
3.50%, 1/1/2032 35,049 34,633
Pool# BM1036
2.50%, 2/1/2032 701,052 673,407
Pool# BM4624
3.00%, 2/1/2032 95,186 92,716
Pool# AL9872
3.00%, 2/1/2032 70,104 68,240
Pool# AL9740
3.00%, 2/1/2032 69,762 67,757
Pool# AL9871
3.00%, 2/1/2032 43,847 42,721
Pool# AS8767
3.00%, 2/1/2032 8,391 8,161
Pool# BM1007
2.50%, 3/1/2032 215,116 205,945
Pool# AL9899
3.00%, 3/1/2032 13,223 12,867
Pool# BM3269
2.50%, 4/1/2032 320,060 306,970
Pool# MA1029
3.50%, 4/1/2032 77,323 75,932
Pool# 545556
7.00%, 4/1/2032 1,340 1,408
Pool# AO2565
3.50%, 5/1/2032 15,307 14,910
Pool# AS9695
3.50%, 5/1/2032 14,897 14,715
Pool# 545605
7.00%, 5/1/2032 1,937 2,051
Pool# BM4088
3.00%, 6/1/2032 120,041 116,927
Pool# AO5103
3.50%, 6/1/2032 84,471 83,056
Pool# 890786
3.50%, 6/1/2032 15,699 15,504
Pool# MA1107
3.50%, 7/1/2032 11,227 11,027
Pool# FM1664
4.00%, 7/1/2032 25,264 25,112
Pool# 651361
7.00%, 7/1/2032 796 826
Pool# BM1669
3.00%, 8/1/2032 74,487 72,327
Pool# AP1990
3.50%, 8/1/2032 42,695 41,661
Pool# AP1997
3.50%, 8/1/2032 22,551 22,026
Pool# BH5355
3.50%, 8/1/2032 3,772 3,725
Pool# AO7202
3.50%, 9/1/2032 75,303 74,075
Pool# MA1166
3.50%, 9/1/2032 60,089 59,011
Pool# BM5167
3.50%, 9/1/2032 9,890 9,774
Pool# CA0586
2.50%, 10/1/2032 32,433 31,036
Pool# AP3673
3.50%, 10/1/2032 70,270 69,123
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH9391
3.50%, 10/1/2032 4,980 4,919
Pool# BM3389
3.00%, 11/1/2032 122,982 119,446
Pool# AB6962
3.50%, 11/1/2032 115,961 114,106
Pool# AQ3343
3.50%, 11/1/2032 64,618 63,567
Pool# BM3977
3.00%, 12/1/2032 182,997 177,784
Pool# CA0951
3.00%, 12/1/2032 96,996 94,219
Pool# FM1661
2.50%, 1/1/2033 316,348 305,845
Pool# BM4338
2.50%, 1/1/2033 207,283 199,355
Pool# BM3919
3.00%, 2/1/2033 113,089 109,893
Pool# BM3750
3.50%, 3/1/2033 100,573 99,324
Pool# BM4129
3.50%, 4/1/2033 114,154 112,748
Pool# 555346
5.50%, 4/1/2033 22,128 22,651
Pool# 713560
5.50%, 4/1/2033 5,598 5,782
Pool# 694846
6.50%, 4/1/2033 1,848 1,947
Pool# AB9402
3.00%, 5/1/2033 131,569 126,751
Pool# AB9403
3.00%, 5/1/2033 57,407 55,232
Pool# AB9300
3.00%, 5/1/2033 43,127 41,626
Pool# BM4132
3.50%, 5/1/2033 89,641 88,369
Pool# MA3372
4.00%, 5/1/2033 76,027 76,080
Pool# 555421
5.00%, 5/1/2033 461,122 466,451
Pool# MA3393
4.00%, 6/1/2033 33,706 33,731
Pool# MA3427
4.00%, 7/1/2033 24,575 24,595
Pool# 720087
5.50%, 7/1/2033 80,413 82,926
Pool# 728721
5.50%, 7/1/2033 10,477 10,734
Pool# 555684
5.50%, 7/1/2033 2,459 2,526
Pool# MA1527
3.00%, 8/1/2033 460,699 443,203
Pool# 743235
5.50%, 10/1/2033 7,180 7,404
Pool# 750229
6.50%, 10/1/2033 14,134 14,570
Pool# FM2154
4.00%, 12/1/2033 35,751 35,521
Pool# 755872
5.50%, 12/1/2033 65,446 66,851
Pool# 725221
5.50%, 1/1/2034 1,921 1,981

60 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725223
5.50%, 3/1/2034 233 240
Pool# 725228
6.00%, 3/1/2034 182,482 190,303
Pool# 725425
5.50%, 4/1/2034 112,284 115,787
Pool# 725423
5.50%, 5/1/2034 11,004 11,348
Pool# 725594
5.50%, 7/1/2034 49,638 51,186
Pool# MA3739
3.50%, 8/1/2034 69,238 68,218
Pool# 788027
6.50%, 9/1/2034 18,645 19,401
Pool# MA3827
2.50%, 11/1/2034 416,852 394,717
Pool# FM1905
3.00%, 11/1/2034 51,288 49,619
Pool# 807310
7.00%, 11/1/2034 1,414 1,468
Pool# FM2412
3.50%, 1/1/2035 27,481 27,076
Pool# 735141
5.50%, 1/1/2035 151,936 156,860
Pool# 889852
5.50%, 5/1/2035 3,921 4,044
Pool# FM5474
2.50%, 10/1/2035 392,583 370,782
Pool# MA4156
2.50%, 10/1/2035 322,934 302,616
Pool# FM4900
2.00%, 12/1/2035 51,184 47,164
Pool# 256023
6.00%, 12/1/2035 130,959 138,028
Pool# CA8793
2.00%, 2/1/2036 1,252,545 1,149,478
Pool# CA8736
2.00%, 2/1/2036 615,652 567,271
Pool# CA8789
2.00%, 2/1/2036 597,783 548,589
Pool# FM5908
2.00%, 2/1/2036 422,225 389,052
Pool# CA9141
2.00%, 2/1/2036 410,957 378,665
Pool# CA9145
2.00%, 2/1/2036 349,655 320,881
Pool# FM5571
2.00%, 2/1/2036 191,922 176,842
Pool# CA9435
2.00%, 3/1/2036 384,427 352,790
Pool# CA9475
2.00%, 3/1/2036 351,397 322,480
Pool# CA9441
2.50%, 3/1/2036 280,676 265,087
Pool# CB0262
2.00%, 4/1/2036 559,985 513,065
Pool# 745418
5.50%, 4/1/2036 22,369 23,177
Pool# FM7259
2.50%, 5/1/2036 252,492 237,219
Pool# 745516
5.50%, 5/1/2036 12,954 13,422
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4360
2.00%, 6/1/2036 1,028,850 941,329
Pool# 889745
5.50%, 6/1/2036 2,385 2,459
Pool# CB1090
2.50%, 7/1/2036 145,091 136,315
Pool# FM8538
2.00%, 8/1/2036 194,052 178,287
Pool# 995065
5.50%, 9/1/2036 77,486 79,549
Pool# 888635
5.50%, 9/1/2036 52,076 53,698
Pool# MA4441
1.50%, 10/1/2036 231,121 206,525
Pool# MA4535
1.50%, 2/1/2037 3,932,449 3,508,773
Pool# MA4566
1.50%, 3/1/2037 1,755,428 1,567,340
Pool# MA4581
1.50%, 4/1/2037 458,223 409,124
Pool# BT2234
2.00%, 4/1/2037 4,616,137 4,227,211
Pool# MA4582
2.00%, 4/1/2037 2,208,413 2,022,355
Pool# FS2950
2.50%, 4/1/2037 80,561 75,687
Pool# FS2035
2.00%, 5/1/2037 2,196,059 2,011,049
Pool# CB4006
2.00%, 5/1/2037 1,829,204 1,674,541
Pool# MA4628
2.50%, 6/1/2037 165,460 155,032
Pool# FS2497
1.50%, 8/1/2037 286,950 256,201
Pool# 995024
5.50%, 8/1/2037 29,607 30,651
Pool# MA4726
4.00%, 9/1/2037 75,525 75,057
Pool# 995050
6.00%, 9/1/2037 278,346 293,326
Pool# MA4797
4.00%, 11/1/2037 106,981 106,286
Pool# 955194
7.00%, 11/1/2037 22,505 23,792
Pool# 928940
7.00%, 12/1/2037 19,372 20,109
Pool# MA5023
4.00%, 5/1/2038 50,097 49,729
Pool# MA3389
4.00%, 6/1/2038 58,840 58,343
Pool# MA3464
3.50%, 9/1/2038 121,138 117,169
Pool# 990810
7.00%, 10/1/2038 38,185 39,639
Pool# MA5223
4.00%, 11/1/2038 31,064 30,837
Pool# AD8536
5.00%, 8/1/2040 90,708 93,445
Pool# AB1735
3.50%, 11/1/2040 4,472 4,281
Pool# AE9747
4.50%, 12/1/2040 315,576 319,188

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB2067
3.50%, 1/1/2041 125,715 120,347
Pool# 932888
3.50%, 1/1/2041 103,331 98,918
Pool# AB2068
3.50%, 1/1/2041 71,841 68,774
Pool# 932891
3.50%, 1/1/2041 18,512 17,744
Pool# AL3650
5.00%, 2/1/2041 6,160 6,346
Pool# AL6521
5.00%, 4/1/2041 536,907 553,097
Pool# AL0390
5.00%, 5/1/2041 178,449 183,840
Pool# AL5863
4.50%, 6/1/2041 1,011,392 1,019,536
Pool# AI9851
4.50%, 9/1/2041 20,292 20,503
Pool# AL0761
5.00%, 9/1/2041 58,209 59,968
Pool# BM3907
5.50%, 9/1/2041 132,230 136,354
Pool# AJ5431
4.50%, 10/1/2041 46,506 46,732
Pool# AJ4861
4.00%, 12/1/2041 58,064 57,268
Pool# AX5316
4.50%, 1/1/2042 32,888 33,264
Pool# AL2499
4.50%, 1/1/2042 10,559 10,677
Pool# AW8167
3.50%, 2/1/2042 392,824 376,056
Pool# AB5185
3.50%, 5/1/2042 183,673 175,412
Pool# AO3575
4.50%, 5/1/2042 42,759 42,940
Pool# AO4647
3.50%, 6/1/2042 394,690 377,017
Pool# AO8036
4.50%, 7/1/2042 170,240 172,185
Pool# AP2092
4.50%, 8/1/2042 10,789 10,765
Pool# AP6579
3.50%, 9/1/2042 277,392 265,208
Pool# AL2782
4.50%, 9/1/2042 57,764 58,247
Pool# AB6524
3.50%, 10/1/2042 525,260 501,523
Pool# AB7074
3.00%, 11/1/2042 318,747 295,610
Pool# AP8785
3.00%, 11/1/2042 101,432 94,072
Pool# AL2677
3.50%, 11/1/2042 344,945 329,645
Pool# AB6786
3.50%, 11/1/2042 183,874 175,565
Pool# MA1273
3.50%, 12/1/2042 147,434 140,772
Pool# AR4210
3.50%, 1/1/2043 93,330 89,111
Pool# AT4040
3.00%, 3/1/2043 81,852 75,910
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AR8213
3.50%, 4/1/2043 74,187 71,018
Pool# AB9238
3.00%, 5/1/2043 505,623 468,892
Pool# AB9237
3.00%, 5/1/2043 407,835 378,207
Pool# AB9236
3.00%, 5/1/2043 129,186 119,801
Pool# AB9362
3.50%, 5/1/2043 527,785 503,926
Pool# AT4145
3.00%, 6/1/2043 155,165 143,892
Pool# AB9814
3.00%, 7/1/2043 490,310 454,692
Pool# AT6871
3.00%, 7/1/2043 62,766 58,184
Pool# AS0203
3.00%, 8/1/2043 376,450 349,101
Pool# AS0255
4.50%, 8/1/2043 136,188 136,570
Pool# AS0516
3.00%, 9/1/2043 259,046 240,197
Pool# AL4471
4.00%, 9/1/2043 194,131 191,447
Pool# AL6951
3.50%, 10/1/2043 258,921 247,227
Pool# BM4222
3.00%, 1/1/2044 357,363 331,435
Pool# AS2276
4.50%, 4/1/2044 194,446 194,990
Pool# AW1006
4.00%, 5/1/2044 72,966 72,205
Pool# AL7767
4.50%, 6/1/2044 17,779 17,952
Pool# AS3161
4.00%, 8/1/2044 442,616 432,171
Pool# BM4650
3.00%, 10/1/2044 643,245 596,577
Pool# CA0688
3.50%, 10/1/2044 151,952 145,089
Pool# BC5090
4.00%, 10/1/2044 37,389 36,634
Pool# AS3946
4.00%, 12/1/2044 510,107 501,664
Pool# AL8303
3.00%, 1/1/2045 113,784 105,529
Pool# BM4384
4.00%, 1/1/2045 194,081 190,461
Pool# BM3611
4.00%, 1/1/2045 158,718 156,151
Pool# BM3804
3.50%, 2/1/2045 70,636 67,445
Pool# AL9555
4.00%, 2/1/2045 1,007,509 996,200
Pool# AX9524
4.00%, 2/1/2045 577,012 570,993
Pool# AS4418
4.00%, 2/1/2045 393,142 389,042
Pool# AS4375
4.00%, 2/1/2045 270,157 267,339
Pool# AL6889
4.50%, 2/1/2045 62,601 62,935

62 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3931
3.00%, 3/1/2045 314,089 291,303
Pool# AY1312
3.50%, 3/1/2045 934,013 887,858
Pool# AX9567
3.50%, 3/1/2045 54,219 51,490
Pool# BM4975
4.00%, 3/1/2045 78,490 76,735
Pool# AS4578
4.00%, 3/1/2045 73,216 72,452
Pool# BM3664
3.00%, 5/1/2045 351,368 325,876
Pool# AS4921
3.50%, 5/1/2045 465,157 442,687
Pool# AS5012
4.00%, 5/1/2045 738,978 731,269
Pool# BM5562
4.00%, 6/1/2045 138,282 135,960
Pool# AS5312
3.50%, 7/1/2045 94,903 90,318
Pool# AZ7111
4.00%, 7/1/2045 10,752 10,499
Pool# AZ9866
4.00%, 8/1/2045 8,051 7,811
Pool# AL7207
4.50%, 8/1/2045 79,728 80,153
Pool# AL9634
3.50%, 10/1/2045 59,321 56,679
Pool# BA2164
3.00%, 11/1/2045 78,406 72,408
Pool# AS6311
3.50%, 12/1/2045 756,313 713,714
Pool# AS6282
3.50%, 12/1/2045 687,228 654,026
Pool# BC0326
3.50%, 12/1/2045 439,461 414,708
Pool# BC0092
3.50%, 12/1/2045 41,645 39,299
Pool# BC0475
3.50%, 12/1/2045 29,722 28,085
Pool# AS6362
4.50%, 12/1/2045 14,047 14,086
Pool# AS6474
3.50%, 1/1/2046 172,536 165,353
Pool# AS6539
3.50%, 1/1/2046 157,723 151,158
Pool# AL9849
3.50%, 1/1/2046 86,162 82,271
Pool# AS6527
4.00%, 1/1/2046 104,686 102,216
Pool# BC0178
4.50%, 1/1/2046 2,010 2,014
Pool# BC1158
3.50%, 2/1/2046 585,903 552,900
Pool# BC2667
4.00%, 2/1/2046 17,511 17,098
Pool# BC0605
4.00%, 2/1/2046 13,900 13,547
Pool# AL9781
4.50%, 2/1/2046 150,420 151,622
Pool# BC0300
3.50%, 3/1/2046 435,986 411,426
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4621
3.50%, 3/1/2046 225,176 215,053
Pool# AS6833
3.50%, 3/1/2046 9,713 9,177
Pool# AS6795
4.00%, 3/1/2046 55,425 54,134
Pool# BA6972
4.00%, 3/1/2046 20,302 19,823
Pool# BC0311
4.50%, 3/1/2046 2,452 2,456
Pool# BC0823
3.50%, 4/1/2046 69,871 65,935
Pool# BA7692
3.50%, 4/1/2046 8,833 8,335
Pool# AS7026
4.00%, 4/1/2046 42,732 41,723
Pool# AS7171
3.50%, 5/1/2046 19,194 18,113
Pool# AS7251
4.00%, 5/1/2046 7,300 7,126
Pool# AS7387
3.50%, 6/1/2046 55,376 52,256
Pool# AL8833
4.00%, 6/1/2046 463,729 458,893
Pool# AS7594
3.50%, 7/1/2046 407,363 384,411
Pool# AS7593
3.50%, 7/1/2046 364,212 343,693
Pool# AL8824
3.50%, 7/1/2046 103,529 99,220
Pool# AS7545
3.50%, 7/1/2046 101,130 95,433
Pool# AS7490
3.50%, 7/1/2046 72,578 68,979
Pool# BC1452
4.00%, 7/1/2046 732,593 715,597
Pool# BD5180
4.50%, 7/1/2046 1,186 1,187
Pool# MA2705
3.00%, 8/1/2046 362,659 332,286
Pool# BC1489
3.00%, 8/1/2046 83,483 76,818
Pool# BD4890
3.50%, 8/1/2046 483,967 456,703
Pool# BC9501
3.50%, 8/1/2046 15,601 14,703
Pool# AS7760
4.00%, 8/1/2046 79,380 77,507
Pool# AS7648
4.00%, 8/1/2046 35,456 34,543
Pool# AS7795
4.00%, 8/1/2046 29,117 28,385
Pool# BD3911
4.00%, 8/1/2046 6,842 6,648
Pool# BD3923
4.00%, 8/1/2046 5,998 5,824
Pool# AS7770
4.50%, 8/1/2046 21,444 21,486
Pool# BD5232
4.50%, 8/1/2046 3,591 3,595
Pool# AL8947
3.50%, 9/1/2046 130,370 123,027

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD4944
3.50%, 9/1/2046 10,869 10,257
Pool# AL9263
3.00%, 10/1/2046 124,915 114,794
Pool# AL9234
3.50%, 10/1/2046 49,990 47,782
Pool# BM3932
3.50%, 10/1/2046 30,071 28,377
Pool# AS8125
3.50%, 10/1/2046 30,022 28,338
Pool# FM1871
4.00%, 10/1/2046 72,952 71,922
Pool# BC4766
4.50%, 10/1/2046 24,484 24,553
Pool# AS8154
4.50%, 10/1/2046 6,867 6,884
Pool# FM1368
3.00%, 11/1/2046 685,500 632,485
Pool# MA2806
3.00%, 11/1/2046 242,229 221,790
Pool# BC9003
3.00%, 11/1/2046 96,973 88,973
Pool# AS8369
3.50%, 11/1/2046 385,899 364,155
Pool# BE5067
3.50%, 11/1/2046 254,940 240,792
Pool# BE0065
3.50%, 11/1/2046 10,638 10,068
Pool# BE5038
4.00%, 11/1/2046 8,295 8,220
Pool# MA2833
3.00%, 12/1/2046 2,035,124 1,867,224
Pool# AS8483
3.00%, 12/1/2046 486,520 445,029
Pool# BC9067
3.00%, 12/1/2046 231,910 212,778
Pool# AS8488
3.00%, 12/1/2046 187,130 172,189
Pool# AS8509
3.00%, 12/1/2046 60,653 55,978
Pool# BM1121
3.50%, 12/1/2046 382,305 363,010
Pool# AS8492
3.50%, 12/1/2046 378,470 361,860
Pool# AS8572
3.50%, 12/1/2046 279,893 264,124
Pool# AS8417
3.50%, 12/1/2046 232,429 219,334
Pool# BE4224
3.50%, 12/1/2046 9,823 9,270
Pool# AS8650
3.00%, 1/1/2047 832,785 761,525
Pool# AL9697
3.00%, 1/1/2047 478,533 440,299
Pool# AS8647
3.00%, 1/1/2047 358,045 329,458
Pool# BE5775
3.00%, 1/1/2047 305,403 278,444
Pool# AL9774
3.50%, 1/1/2047 244,668 234,585
Pool# BM3204
3.50%, 1/1/2047 192,531 184,303
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD2440
3.50%, 1/1/2047 139,300 131,453
Pool# AS8692
3.50%, 1/1/2047 126,051 119,075
Pool# BD2450
3.50%, 1/1/2047 96,365 91,085
Pool# BE6548
3.50%, 1/1/2047 49,979 47,164
Pool# BE5856
4.50%, 1/1/2047 6,505 6,516
Pool# BE7115
4.50%, 1/1/2047 6,178 6,170
Pool# BE6503
4.50%, 1/1/2047 2,582 2,583
Pool# BM3908
5.50%, 1/1/2047 27,022 27,975
Pool# MA2895
3.00%, 2/1/2047 2,609,597 2,398,321
Pool# BM3688
3.50%, 2/1/2047 312,314 294,723
Pool# BD5046
3.50%, 2/1/2047 59,270 55,932
Pool# BM5274
4.00%, 2/1/2047 51,666 50,447
Pool# BE8495
4.50%, 2/1/2047 2,895 2,904
Pool# BE7869
4.50%, 2/1/2047 2,824 2,820
Pool# AL9859
3.00%, 3/1/2047 773,631 709,805
Pool# AL9848
3.00%, 3/1/2047 254,163 233,195
Pool# BM5383
4.00%, 3/1/2047 36,278 35,422
Pool# AS8966
4.00%, 3/1/2047 21,970 21,376
Pool# AS8979
4.50%, 3/1/2047 34,137 34,183
Pool# BE9247
4.50%, 3/1/2047 3,965 3,967
Pool# BM3707
2.50%, 4/1/2047 136,456 121,204
Pool# AS9463
3.50%, 4/1/2047 106,413 100,956
Pool# AS9451
3.50%, 4/1/2047 73,714 69,561
Pool# BD7122
4.00%, 4/1/2047 316,904 308,344
Pool# AS9467
4.00%, 4/1/2047 169,719 165,598
Pool# AS9470
4.50%, 4/1/2047 112,588 112,672
Pool# BH0304
4.50%, 4/1/2047 5,164 5,160
Pool# AS9562
3.00%, 5/1/2047 53,685 49,255
Pool# BM3237
3.50%, 5/1/2047 261,142 248,243
Pool# AS9577
3.50%, 5/1/2047 99,543 93,012
Pool# BM1268
4.00%, 5/1/2047 199,225 194,380

64 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9794
3.50%, 6/1/2047 92,594 88,188
Pool# AS9747
4.00%, 6/1/2047 474,821 464,795
Pool# BM3549
4.00%, 6/1/2047 199,955 195,285
Pool# BE3702
4.00%, 6/1/2047 70,184 68,288
Pool# BM1295
4.50%, 6/1/2047 71,119 71,216
Pool# BE9624
4.50%, 6/1/2047 9,930 9,872
Pool# BM3801
3.00%, 7/1/2047 426,018 390,871
Pool# AS9938
3.50%, 7/1/2047 104,499 99,718
Pool# BM1551
3.50%, 7/1/2047 88,317 83,789
Pool# AS9909
3.50%, 7/1/2047 51,514 48,859
Pool# BM1492
4.00%, 7/1/2047 338,551 330,317
Pool# AS9973
4.00%, 7/1/2047 21,827 21,237
Pool# 890673
3.00%, 8/1/2047 215,419 197,648
Pool# MA3087
3.50%, 8/1/2047 172,668 162,941
Pool# CA0240
3.50%, 8/1/2047 91,464 86,311
Pool# BM1658
3.50%, 8/1/2047 71,359 67,720
Pool# BH7375
3.50%, 8/1/2047 59,949 56,572
Pool# CA0123
4.00%, 8/1/2047 267,192 261,562
Pool# BH2597
4.00%, 8/1/2047 171,644 167,008
Pool# BH5359
4.00%, 8/1/2047 97,369 95,005
Pool# CA0133
4.00%, 8/1/2047 30,061 29,249
Pool# BM5787
4.00%, 8/1/2047 9,490 9,275
Pool# CA0407
3.50%, 9/1/2047 140,856 132,920
Pool# BH4004
4.00%, 9/1/2047 149,513 145,475
Pool# BM3556
4.00%, 9/1/2047 90,020 88,681
Pool# CA0392
4.00%, 9/1/2047 61,421 59,762
Pool# CA0265
4.00%, 9/1/2047 18,567 18,065
Pool# CA0487
3.50%, 10/1/2047 365,693 345,090
Pool# BM1959
3.50%, 10/1/2047 261,624 249,900
Pool# CA0493
4.00%, 10/1/2047 161,628 157,262
Pool# BM3015
4.00%, 10/1/2047 110,777 108,989
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0549
4.00%, 10/1/2047 97,058 94,436
Pool# CA0496
4.50%, 10/1/2047 119,537 119,953
Pool# CA0623
4.50%, 10/1/2047 27,305 27,306
Pool# CA0693
3.50%, 11/1/2047 260,441 245,769
Pool# CA0680
3.50%, 11/1/2047 130,207 124,274
Pool# BM3358
3.50%, 11/1/2047 116,051 110,848
Pool# CA0696
4.00%, 11/1/2047 290,719 282,865
Pool# BM3191
4.00%, 11/1/2047 58,056 56,488
Pool# CA0808
4.00%, 11/1/2047 49,010 47,861
Pool# BM3379
3.00%, 12/1/2047 384,309 353,180
Pool# BJ2492
3.50%, 12/1/2047 163,686 154,464
Pool# MA3211
4.00%, 12/1/2047 438,201 427,311
Pool# BJ1699
4.00%, 12/1/2047 130,974 128,972
Pool# MA3238
3.50%, 1/1/2048 272,045 256,718
Pool# CA0991
3.50%, 1/1/2048 266,070 253,796
Pool# CA1015
4.00%, 1/1/2048 173,077 168,845
Pool# CA1025
4.50%, 1/1/2048 213,384 212,705
Pool# CA1189
3.50%, 2/1/2048 1,063,336 1,005,141
Pool# BH9280
3.50%, 2/1/2048 559,138 529,704
Pool# CA1242
3.50%, 2/1/2048 124,406 118,972
Pool# MA3277
4.00%, 2/1/2048 9,765 9,499
Pool# BJ8271
4.50%, 2/1/2048 242,385 241,589
Pool# BJ8269
4.50%, 2/1/2048 174,403 175,011
Pool# BK1586
4.50%, 2/1/2048 164,955 164,929
Pool# BJ8270
4.50%, 2/1/2048 137,875 137,898
Pool# CA4341
3.00%, 3/1/2048 96,774 88,608
Pool# MA3305
3.50%, 3/1/2048 29,315 27,664
Pool# BK1972
4.50%, 3/1/2048 41,526 41,855
Pool# BJ0640
5.00%, 3/1/2048 11,894 12,122
Pool# CA1531
3.50%, 4/1/2048 96,064 91,809
Pool# CA1510
3.50%, 4/1/2048 55,722 52,582

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1551
4.00%, 4/1/2048 420,247 408,894
Pool# CA1560
4.50%, 4/1/2048 83,902 83,557
Pool# BJ2681
5.00%, 4/1/2048 32,255 32,843
Pool# MA3348
5.00%, 4/1/2048 3,067 3,126
Pool# BM4024
3.50%, 5/1/2048 60,590 57,943
Pool# MA3358
4.50%, 5/1/2048 131,727 131,255
Pool# MA3374
5.00%, 5/1/2048 8,279 8,436
Pool# CA1898
4.50%, 6/1/2048 107,036 107,356
Pool# CA1951
4.00%, 7/1/2048 104,994 102,158
Pool# BK6577
4.50%, 7/1/2048 9,472 9,430
Pool# CA1988
4.50%, 7/1/2048 3,469 3,450
Pool# BK4766
4.50%, 8/1/2048 179,298 179,269
Pool# CA2376
4.00%, 9/1/2048 101,085 98,354
Pool# MA3472
5.00%, 9/1/2048 11,095 11,287
Pool# MA3495
4.00%, 10/1/2048 146,976 142,959
Pool# CA2493
4.50%, 10/1/2048 63,975 63,719
Pool# BM4664
4.50%, 10/1/2048 61,605 61,588
Pool# BM5024
3.00%, 11/1/2048 490,566 449,578
Pool# FM1001
3.50%, 11/1/2048 34,916 32,949
Pool# MA3521
4.00%, 11/1/2048 157,929 153,496
Pool# MA3536
4.00%, 12/1/2048 118,327 115,093
Pool# CA2779
4.50%, 12/1/2048 229,814 229,749
Pool# BN0340
4.50%, 12/1/2048 171,563 170,776
Pool# BM5212
4.50%, 12/1/2048 45,833 45,650
Pool# FM2888
3.50%, 1/1/2049 1,235,267 1,165,674
Pool# MA3563
4.00%, 1/1/2049 1,725,681 1,678,523
Pool# BN3944
4.00%, 1/1/2049 76,248 74,165
Pool# BN3960
4.50%, 1/1/2049 121,165 120,669
Pool# BN6135
4.00%, 2/1/2049 53,941 52,351
Pool# FM2337
4.50%, 2/1/2049 183,715 182,982
Pool# CA3387
4.00%, 4/1/2049 255,724 250,011
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3394
5.00%, 4/1/2049 21,662 22,049
Pool# CA3489
4.00%, 5/1/2049 186,433 182,268
Pool# MA3665
4.50%, 5/1/2049 184,526 183,637
Pool# FM1051
4.50%, 5/1/2049 104,569 104,057
Pool# FM7504
3.50%, 6/1/2049 253,735 239,452
Pool# CA3669
4.00%, 6/1/2049 280,613 273,486
Pool# CA3639
4.00%, 6/1/2049 99,405 96,689
Pool# FM8304
4.00%, 7/1/2049 541,642 526,867
Pool# CA3825
4.00%, 7/1/2049 218,747 214,307
Pool# FM7105
3.50%, 8/1/2049 168,482 159,000
Pool# BO5494
3.00%, 11/1/2049 77,747 71,252
Pool# FM2170
4.00%, 11/1/2049 238,318 231,812
Pool# BO6225
3.00%, 12/1/2049 628,224 573,069
Pool# BO5380
3.00%, 12/1/2049 90,006 82,480
Pool# MA3873
4.00%, 12/1/2049 104,922 101,978
Pool# CA5152
3.00%, 2/1/2050 200,001 182,665
Pool# FM2887
3.00%, 3/1/2050 414,403 378,656
Pool# FM0077
3.00%, 3/1/2050 101,359 92,575
Pool# CA5510
3.00%, 4/1/2050 333,596 304,819
Pool# MA4048
3.00%, 6/1/2050 269,753 246,184
Pool# MA4077
2.00%, 7/1/2050 933,862 778,992
Pool# BP6466
3.00%, 7/1/2050 955,362 870,974
Pool# FM6159
3.00%, 7/1/2050 650,383 592,664
Pool# CA6598
2.50%, 8/1/2050 779,452 683,108
Pool# MA4097
3.00%, 8/1/2050 72,084 65,747
Pool# BQ4909
2.00%, 9/1/2050 1,626,492 1,359,639
Pool# CA6985
2.00%, 9/1/2050 842,419 706,569
Pool# FM4226
2.50%, 9/1/2050 2,014,879 1,761,469
Pool# FM4231
2.50%, 9/1/2050 1,898,789 1,655,877
Pool# FM4222
2.50%, 9/1/2050 460,617 406,076
Pool# CA7029
2.50%, 9/1/2050 444,542 391,896

66 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA7972
3.00%, 9/1/2050 555,786 506,233
Pool# CA7572
2.50%, 10/1/2050 2,753,161 2,427,236
Pool# CA7368
2.50%, 10/1/2050 1,154,695 1,007,278
Pool# CA7369
2.50%, 10/1/2050 838,987 731,872
Pool# MA4181
1.50%, 11/1/2050 839,430 664,690
Pool# CA7573
2.50%, 11/1/2050 3,982,940 3,508,302
Pool# FM4859
2.50%, 11/1/2050 966,889 845,287
Pool# FM4808
2.50%, 11/1/2050 780,502 680,646
Pool# FM5169
3.00%, 11/1/2050 497,444 452,887
Pool# FM5480
3.00%, 11/1/2050 484,747 441,328
Pool# FM4969
2.00%, 12/1/2050 1,612,146 1,353,400
Pool# CA8442
2.00%, 1/1/2051 1,954,270 1,638,244
Pool# FM6360
3.00%, 1/1/2051 513,591 467,588
Pool# FM6031
2.00%, 2/1/2051 2,465,261 2,046,522
Pool# CA8823
2.00%, 2/1/2051 1,013,131 845,795
Pool# CA8893
2.00%, 2/1/2051 1,003,299 837,586
Pool# BQ9747
2.00%, 2/1/2051 746,793 621,550
Pool# FM6135
2.00%, 2/1/2051 547,107 458,876
Pool# CA8866
2.50%, 2/1/2051 625,514 547,867
Pool# MA4280
1.50%, 3/1/2051 3,433,369 2,715,744
Pool# FM6554
2.00%, 3/1/2051 1,815,732 1,522,913
Pool# MA4281
2.00%, 3/1/2051 1,684,731 1,395,412
Pool# FM6569
2.50%, 3/1/2051 2,081,214 1,814,717
Pool# FM7677
2.50%, 3/1/2051 1,974,373 1,725,073
Pool# FM7460
4.00%, 3/1/2051 697,396 669,760
Pool# CB0149
2.00%, 4/1/2051 309,186 258,768
Pool# BR7647
2.00%, 4/1/2051 213,089 178,340
Pool# BR7703
2.50%, 4/1/2051 338,502 295,224
Pool# MA4325
2.00%, 5/1/2051 883,989 734,937
Pool# CB0400
2.00%, 5/1/2051 292,678 246,979
Pool# CB0514
2.50%, 5/1/2051 1,227,549 1,078,666
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS3950
3.00%, 5/1/2051 1,147,099 1,046,722
Pool# FS1463
4.00%, 5/1/2051 253,880 246,942
Pool# CB0684
2.00%, 6/1/2051 1,254,044 1,047,212
Pool# CB0819
2.00%, 6/1/2051 1,132,783 945,948
Pool# MA4355
2.00%, 6/1/2051 1,104,033 917,921
Pool# FM7719
2.00%, 6/1/2051 807,132 676,965
Pool# FM8630
1.50%, 7/1/2051 1,362,074 1,079,081
Pool# MA4378
2.00%, 7/1/2051 1,990,796 1,655,671
Pool# CB1110
2.00%, 7/1/2051 523,943 438,341
Pool# FM8160
2.50%, 7/1/2051 596,487 523,158
Pool# FM8007
2.50%, 7/1/2051 387,106 337,649
Pool# CB1065
2.50%, 7/1/2051 325,700 283,724
Pool# CB1133
2.50%, 7/1/2051 277,268 241,679
Pool# CB1330
2.50%, 8/1/2051 1,434,578 1,251,403
Pool# FM8011
2.50%, 8/1/2051 1,199,913 1,050,236
Pool# CB1400
3.00%, 8/1/2051 37,820 34,479
Pool# MA4437
2.00%, 10/1/2051 9,836,192 8,159,659
Pool# BU1052
2.00%, 10/1/2051 450,166 378,777
Pool# FM9082
2.00%, 10/1/2051 447,394 375,044
Pool# FM9081
2.00%, 10/1/2051 166,363 139,460
Pool# FS1215
2.50%, 10/1/2051 1,020,079 888,501
Pool# FS1473
3.50%, 10/1/2051 1,149,871 1,085,075
Pool# MA4464
1.50%, 11/1/2051 1,746,044 1,380,017
Pool# CB2038
2.00%, 11/1/2051 5,359,584 4,452,482
Pool# FM9450
2.00%, 11/1/2051 1,796,674 1,503,395
Pool# MA4465
2.00%, 11/1/2051 1,728,648 1,433,738
Pool# FM9411
2.00%, 11/1/2051 1,713,015 1,423,856
Pool# MA4466
2.50%, 11/1/2051 5,057,889 4,384,939
Pool# FM9491
2.50%, 11/1/2051 684,749 598,051
Pool# FM9494
2.50%, 11/1/2051 449,414 393,858
Pool# BU5908
2.00%, 12/1/2051 3,226,537 2,712,234

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB2297
2.50%, 12/1/2051 4,100,713 3,593,583
Pool# MA4493
2.50%, 12/1/2051 3,255,462 2,833,532
Pool# FM9543
2.50%, 12/1/2051 2,469,178 2,163,809
Pool# CB2410
2.50%, 12/1/2051 1,764,750 1,546,273
Pool# FM9806
2.50%, 12/1/2051 1,519,479 1,331,559
Pool# FM9864
2.50%, 12/1/2051 909,131 795,561
Pool# CB2469
2.50%, 12/1/2051 824,947 719,746
Pool# FM9697
2.50%, 12/1/2051 408,869 357,793
Pool# FS1192
2.00%, 1/1/2052 4,248,223 3,533,758
Pool# FS1095
2.00%, 1/1/2052 2,579,581 2,146,554
Pool# MA4512
2.50%, 1/1/2052 4,012,631 3,474,338
Pool# FS2639
2.50%, 1/1/2052 871,635 759,662
Pool# FS2040
2.00%, 2/1/2052 1,748,601 1,448,595
Pool# BU9905
2.00%, 2/1/2052 859,585 713,343
Pool# CB2868
2.50%, 2/1/2052 1,653,312 1,437,660
Pool# CB3156
2.00%, 3/1/2052 1,783,234 1,483,026
Pool# BV4133
2.50%, 3/1/2052 1,709,815 1,486,570
Pool# CB3159
2.50%, 3/1/2052 1,707,996 1,487,871
Pool# CB3016
2.50%, 3/1/2052 858,149 751,882
Pool# CB3237
3.00%, 3/1/2052 856,186 769,878
Pool# BV5355
2.50%, 4/1/2052 849,341 738,201
Pool# CB3368
3.00%, 4/1/2052 848,212 762,554
Pool# CB3362
3.00%, 4/1/2052 804,934 729,925
Pool# FS2141
3.50%, 6/1/2052 969,826 909,762
Pool# CB3915
4.50%, 6/1/2052 65,827 64,804
Pool# FS3806
2.50%, 7/1/2052 12,474,168 10,792,982
Pool# MA4653
3.00%, 7/1/2052 775,504 696,745
Pool# MA4733
4.50%, 9/1/2052 907,992 893,068
Pool# CB4673
4.50%, 9/1/2052 861,787 859,732
Pool# CB4831
4.50%, 10/1/2052 1,330,156 1,309,215
Pool# MA4805
4.50%, 11/1/2052 793,203 780,087
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB5535
5.00%, 1/1/2053 1,831,037 1,831,424
Pool# CB5642
5.50%, 2/1/2053 746,690 760,077
Pool# FS3801
5.50%, 2/1/2053 184,737 187,411
Pool# CB6065
5.00%, 4/1/2053 991,913 992,736
Pool# CB6004
5.50%, 4/1/2053 2,963,650 3,039,440
Pool# CB6082
5.50%, 4/1/2053 664,584 673,526
Pool# CB6182
5.00%, 5/1/2053 934,543 934,452
Pool# CB6650
5.50%, 6/1/2053 2,074,804 2,126,563
Pool# MA5071
5.00%, 7/1/2053 1,175,577 1,175,463
Pool# FS5214
5.00%, 7/1/2053 733,919 738,313
Pool# FS7303
5.00%, 7/1/2053 579,720 579,664
Pool# MA5073
6.00%, 7/1/2053 1,379,491 1,411,675
Pool# FS5424
4.50%, 8/1/2053 534,730 526,682
Pool# CB6921
6.00%, 8/1/2053 474,184 493,952
Pool# CB7115
6.00%, 9/1/2053 1,446,137 1,502,511
Pool# CB7482
6.00%, 11/1/2053 1,947,742 1,995,730
Pool# CB7484
6.50%, 11/1/2053 1,386,313 1,433,706
Pool# CB7449
6.50%, 11/1/2053 320,348 331,186
Pool# FS6294
6.50%, 11/1/2053 202,583 209,111
Pool# CB7653
6.50%, 12/1/2053 1,078,207 1,126,603
Pool# FS6529
6.50%, 12/1/2053 965,766 1,007,674
Pool# CB7649
6.50%, 12/1/2053 717,385 758,068
Pool# CB7652
6.50%, 12/1/2053 620,907 649,176
Pool# CB7803
6.50%, 1/1/2054 212,046 220,907
Pool# CB7865
6.50%, 1/1/2054 152,039 157,467
Pool# FS7172
6.50%, 2/1/2054 418,193 435,402
Pool# CB8024
6.50%, 2/1/2054 331,668 351,904
Pool# CB8823
6.50%, 7/1/2054 633,370 656,376
Pool# MA5445
6.00%, 8/1/2054 6,009,301 6,141,746
Pool# CB9009
6.00%, 8/1/2054 1,678,929 1,733,548
Pool# CB9010
6.00%, 8/1/2054 367,229 375,586

68 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB9031
6.50%, 8/1/2054 1,901,270 1,972,032
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2039 2,840,250 2,534,667
2.00%, 10/25/2039 3,849,750 3,521,573
3.00%, 10/25/2039 1,648,663 1,581,235
3.50%, 10/25/2039 1,893,000 1,852,938
4.00%, 10/25/2039 993,000 985,964
4.50%, 10/25/2039 215,000 215,635
5.00%, 10/25/2039 35,000 35,431
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 10/25/2054 100,000 102,203
6.50%, 10/25/2054 6,875,000 7,087,390
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2054 3,200,000 2,644,996
3.00%, 10/25/2054 2,925,000 2,624,955
3.50%, 10/25/2054 1,450,000 1,350,193
4.00%, 10/25/2054 4,050,000 3,889,148
4.50%, 10/25/2054 3,650,000 3,588,049
5.00%, 10/25/2054 6,526,000 6,521,666
5.50%, 10/25/2054 7,275,000 7,359,241
4.50%, 11/25/2054 925,000 909,734
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 674 680
Pool# 486936
6.50%, 2/15/2029 268 278
Pool# 502969
6.00%, 3/15/2029 1,194 1,231
Pool# 487053
7.00%, 3/15/2029 404 407
Pool# 781014
6.00%, 4/15/2029 721 739
Pool# 509099
7.00%, 6/15/2029 1,848 1,856
Pool# 434505
7.50%, 8/15/2029 31 31
Pool# 781124
7.00%, 12/15/2029 2,812 2,936
Pool# 507396
7.50%, 9/15/2030 21,138 21,222
Pool# 531352
7.50%, 9/15/2030 1,479 1,484
Pool# 536334
7.50%, 10/15/2030 115 116
Pool# 486019
7.50%, 1/15/2031 543 545
Pool# 535388
7.50%, 1/15/2031 373 374
Pool# 528589
6.50%, 3/15/2031 6,584 6,686
Pool# 508473
7.50%, 4/15/2031 1,896 1,908
Pool# 544470
8.00%, 4/15/2031 692 694
Pool# 781287
7.00%, 5/15/2031 1,322 1,384
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781319
7.00%, 7/15/2031 447 477
Pool# 485879
7.00%, 8/15/2031 1,096 1,102
Pool# 572554
6.50%, 9/15/2031 19,277 20,061
Pool# 781328
7.00%, 9/15/2031 1,259 1,329
Pool# 550991
6.50%, 10/15/2031 361 374
Pool# 571267
7.00%, 10/15/2031 175 177
Pool# 555171
6.50%, 12/15/2031 887 921
Pool# 781380
7.50%, 12/15/2031 431 458
Pool# 781481
7.50%, 1/15/2032 1,896 2,004
Pool# 580972
6.50%, 2/15/2032 115 116
Pool# 781401
7.50%, 2/15/2032 1,454 1,554
Pool# 781916
6.50%, 3/15/2032 12,861 13,321
Pool# 552474
7.00%, 3/15/2032 2,788 2,901
Pool# 781478
7.50%, 3/15/2032 810 868
Pool# 781429
8.00%, 3/15/2032 1,497 1,604
Pool# 781431
7.00%, 4/15/2032 5,416 5,776
Pool# 552616
7.00%, 6/15/2032 21,613 22,255
Pool# 570022
7.00%, 7/15/2032 9,400 9,810
Pool# 595077
6.00%, 10/15/2032 2,830 2,997
Pool# 552903
6.50%, 11/15/2032 35,809 37,418
Pool# 552952
6.00%, 12/15/2032 1,941 1,993
Pool# 602102
6.00%, 2/15/2033 11,039 11,424
Pool# 588192
6.00%, 2/15/2033 2,270 2,333
Pool# 553144
5.50%, 4/15/2033 6,253 6,361
Pool# 604243
6.00%, 4/15/2033 3,832 4,021
Pool# 611526
6.00%, 5/15/2033 6,136 6,149
Pool# 553320
6.00%, 6/15/2033 11,826 12,186
Pool# 604788
6.50%, 11/15/2033 38,817 40,593
Pool# 781688
6.00%, 12/15/2033 15,144 15,815
Pool# 604875
6.00%, 12/15/2033 13,222 13,849
Pool# 781690
6.00%, 12/15/2033 5,425 5,660

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781699
7.00%, 12/15/2033 1,559 1,594
Pool# 621856
6.00%, 1/15/2034 7,105 7,287
Pool# 564799
6.00%, 3/15/2034 5,218 5,310
Pool# 630038
6.50%, 8/15/2034 25,312 26,357
Pool# 781804
6.00%, 9/15/2034 15,405 16,159
Pool# 781847
6.00%, 12/15/2034 11,590 12,158
Pool# 486921
5.50%, 2/15/2035 4,137 4,283
Pool# 781902
6.00%, 2/15/2035 15,382 16,136
Pool# 781933
6.00%, 6/15/2035 1,572 1,649
Pool# 649513
5.50%, 10/15/2035 79,494 82,299
Pool# 649510
5.50%, 10/15/2035 50,047 52,061
Pool# 652207
5.50%, 3/15/2036 35,179 36,292
Pool# 655519
5.00%, 5/15/2036 16,423 16,939
Pool# 652539
5.00%, 5/15/2036 5,631 5,712
Pool# 606308
5.50%, 5/15/2036 5,733 5,935
Pool# 657912
6.50%, 8/15/2036 2,743 2,838
Pool# 697957
4.50%, 3/15/2039 447,669 452,769
Pool# 704630
5.50%, 7/15/2039 14,757 15,225
Pool# 710724
4.50%, 8/15/2039 133,079 134,750
Pool# 722292
5.00%, 9/15/2039 280,608 288,238
Pool# 782803
6.00%, 11/15/2039 139,069 145,922
Pool# 736666
4.50%, 4/15/2040 331,769 328,992
Pool# 733312
4.00%, 9/15/2040 38,921 38,315
Pool# 742235
4.00%, 12/15/2040 76,864 75,667
Pool# 755959
4.00%, 1/15/2041 72,383 71,613
Pool# 755958
4.00%, 1/15/2041 68,997 68,263
Pool# 742244
4.00%, 1/15/2041 60,133 59,197
Pool# 759075
4.00%, 1/15/2041 54,910 54,055
Pool# 753826
4.00%, 1/15/2041 30,258 29,787
Pool# 690662
4.00%, 1/15/2041 18,496 18,208
Pool# 719486
4.00%, 1/15/2041 6,650 6,514
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 759207
4.00%, 2/15/2041 137,520 135,379
Pool# 757555
4.00%, 2/15/2041 14,281 14,129
Pool# 757557
4.00%, 2/15/2041 7,159 7,083
Pool# 738107
4.00%, 3/15/2041 166,168 163,580
Pool# 784637
4.00%, 8/15/2041 52,347 51,886
Pool# 778869
4.00%, 2/15/2042 95,405 93,919
Pool# AD8789
3.50%, 3/15/2043 325,934 313,028
Pool# AD2254
3.50%, 3/15/2043 51,116 49,170
Pool# AA6403
3.00%, 5/15/2043 394,478 368,570
Pool# AD2411
3.50%, 5/15/2043 195,904 188,778
Pool# 783781
3.50%, 6/15/2043 277,147 265,430
Pool# 784015
3.00%, 7/15/2043 74,756 69,847
Pool# 784459
3.00%, 12/15/2046 173,441 160,081
Pool# 784293
3.00%, 12/15/2046 47,739 43,911
Pool# 784355
4.00%, 12/15/2046 70,302 68,255
Pool# 784500
3.00%, 2/15/2047 374,142 344,863
Pool# 784713
3.00%, 2/15/2047 94,003 86,645
Pool# 784747
4.00%, 5/15/2048 50,225 49,157
Pool# 784715
4.00%, 5/15/2048 42,997 42,148
Pool# 785073
4.00%, 9/15/2049 58,660 57,392
Pool# BD4016
3.00%, 10/15/2049 143,309 131,050
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 169,586 175,793
Pool# 4245
6.00%, 9/20/2038 66,533 71,882
Pool# 4559
5.00%, 10/20/2039 155,607 159,553
Pool# 4715
5.00%, 6/20/2040 40,281 41,366
Pool# 4747
5.00%, 7/20/2040 451,561 463,722
Pool# 4771
4.50%, 8/20/2040 373,734 378,200
Pool# 4802
5.00%, 9/20/2040 311,697 320,276
Pool# 4834
4.50%, 10/20/2040 101,435 102,647
Pool# 737727
4.00%, 12/20/2040 627,477 618,189

70 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 737730
4.00%, 12/20/2040 188,841 186,046
Pool# 4923
4.50%, 1/20/2041 159,869 161,779
Pool# 4978
4.50%, 3/20/2041 22,374 22,642
Pool# 5017
4.50%, 4/20/2041 230,828 233,586
Pool# 5056
5.00%, 5/20/2041 77,130 79,253
Pool# 5082
4.50%, 6/20/2041 91,668 92,763
Pool# 5175
4.50%, 9/20/2041 108,936 110,238
Pool# 675523
3.50%, 3/20/2042 125,385 118,343
Pool# 5332
4.00%, 3/20/2042 104,141 103,369
Pool# MA0392
3.50%, 9/20/2042 950,475 911,136
Pool# MA0462
3.50%, 10/20/2042 752,214 721,080
Pool# MA0534
3.50%, 11/20/2042 1,711,810 1,641,046
Pool# MA0625
3.50%, 12/20/2042 360,479 345,577
Pool# MA0698
3.00%, 1/20/2043 395,249 367,296
Pool# MA0852
3.50%, 3/20/2043 398,171 381,763
Pool# MA0934
3.50%, 4/20/2043 361,875 346,982
Pool# AF1001
3.50%, 6/20/2043 322,117 304,412
Pool# MA1376
4.00%, 10/20/2043 157,331 155,519
Pool# AJ9335
3.50%, 10/20/2044 36,056 34,059
Pool# MA2677
3.00%, 3/20/2045 130,634 121,253
Pool# MA2754
3.50%, 4/20/2045 240,771 229,784
Pool# MA2824
2.50%, 5/20/2045 266,653 239,066
Pool# MA2825
3.00%, 5/20/2045 514,705 477,843
Pool# AM4381
3.50%, 5/20/2045 328,695 304,745
Pool# MA2891
3.00%, 6/20/2045 869,146 806,643
Pool# MA2892
3.50%, 6/20/2045 182,902 174,537
Pool# MA2960
3.00%, 7/20/2045 299,533 276,793
Pool# 784156
4.00%, 8/20/2045 126,521 123,681
Pool# AO1103
3.50%, 9/20/2045 528,882 502,002
Pool# AO1099
3.50%, 9/20/2045 282,136 267,798
Pool# MA3106
4.00%, 9/20/2045 70,227 69,186
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3172
3.00%, 10/20/2045 144,449 134,004
Pool# MA3173
3.50%, 10/20/2045 99,263 94,110
Pool# MA3174
4.00%, 10/20/2045 8,686 8,555
Pool# MA3243
3.00%, 11/20/2045 274,968 255,024
Pool# MA3244
3.50%, 11/20/2045 261,315 249,161
Pool# 784098
3.00%, 12/20/2045 535,411 496,286
Pool# MA3309
3.00%, 12/20/2045 468,839 434,663
Pool# MA3310
3.50%, 12/20/2045 194,529 185,464
Pool# 784111
3.00%, 1/20/2046 279,153 258,654
Pool# MA3377
4.00%, 1/20/2046 39,199 38,582
Pool# 784119
3.00%, 2/20/2046 532,338 493,245
Pool# 784115
3.00%, 2/20/2046 24,342 22,555
Pool# MA3520
3.00%, 3/20/2046 356,476 330,169
Pool# MA3521
3.50%, 3/20/2046 681,761 649,801
Pool# MA3522
4.00%, 3/20/2046 268,380 264,323
Pool# MA3596
3.00%, 4/20/2046 186,133 172,262
Pool# MA3597
3.50%, 4/20/2046 195,428 186,180
Pool# MA3662
3.00%, 5/20/2046 710,378 655,386
Pool# MA3735
3.00%, 6/20/2046 432,352 399,765
Pool# MA3736
3.50%, 6/20/2046 1,107,499 1,054,066
Pool# MA3804
4.00%, 7/20/2046 41,080 40,371
Pool# MA3873
3.00%, 8/20/2046 928,853 858,421
Pool# MA3876
4.50%, 8/20/2046 43,654 43,960
Pool# MA3936
3.00%, 9/20/2046 936,842 863,741
Pool# MA3939
4.50%, 9/20/2046 7,067 7,015
Pool# MA4006
4.50%, 10/20/2046 131,658 132,582
Pool# MA4068
3.00%, 11/20/2046 141,094 130,257
Pool# MA4069
3.50%, 11/20/2046 14,546 13,830
Pool# MA4070
4.00%, 11/20/2046 25,549 25,108
Pool# MA4071
4.50%, 11/20/2046 8,941 9,003
Pool# MA4125
2.50%, 12/20/2046 83,172 74,565

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4126
3.00%, 12/20/2046 1,447,852 1,337,602
Pool# MA4194
2.50%, 1/20/2047 324,276 290,725
Pool# MA4196
3.50%, 1/20/2047 90,770 86,310
Pool# MA4261
3.00%, 2/20/2047 380,766 351,861
Pool# MA4262
3.50%, 2/20/2047 1,378,849 1,310,419
Pool# MA4264
4.50%, 2/20/2047 10,684 10,719
Pool# MA4321
3.50%, 3/20/2047 685,893 650,904
Pool# AZ1974
3.50%, 4/20/2047 182,390 173,107
Pool# MA4382
3.50%, 4/20/2047 117,851 111,725
Pool# MA4383
4.00%, 4/20/2047 541,140 529,843
Pool# MA4384
4.50%, 4/20/2047 12,971 12,958
Pool# MA4509
3.00%, 6/20/2047 134,424 123,841
Pool# MA4511
4.00%, 6/20/2047 256,453 250,440
Pool# MA4512
4.50%, 6/20/2047 29,833 29,896
Pool# MA4585
3.00%, 7/20/2047 24,423 22,538
Pool# MA4587
4.00%, 7/20/2047 767,746 752,900
Pool# 784471
3.50%, 8/20/2047 302,004 287,493
Pool# BC1888
3.50%, 8/20/2047 296,068 280,998
Pool# MA4652
3.50%, 8/20/2047 268,047 254,761
Pool# MA4653
4.00%, 8/20/2047 40,340 39,406
Pool# 784408
3.50%, 10/20/2047 191,470 179,916
Pool# MA4780
4.50%, 10/20/2047 9,962 9,981
Pool# MA4836
3.00%, 11/20/2047 251,193 231,346
Pool# MA4837
3.50%, 11/20/2047 237,865 225,574
Pool# MA4838
4.00%, 11/20/2047 1,056,165 1,033,667
Pool# 784421
3.50%, 12/20/2047 282,679 268,397
Pool# MA4900
3.50%, 12/20/2047 170,720 161,879
Pool# MA4962
3.50%, 1/20/2048 346,994 328,979
Pool# MA5018
3.00%, 2/20/2048 94,788 87,428
Pool# MA5019
3.50%, 2/20/2048 17,976 17,064
Pool# 784480
3.50%, 4/20/2048 232,548 221,212
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784479
3.50%, 4/20/2048 164,964 157,266
Pool# 784481
3.50%, 4/20/2048 71,166 67,510
Pool# MA5137
4.00%, 4/20/2048 221,159 215,831
Pool# BD4034
4.00%, 4/20/2048 79,674 77,311
Pool# MA5138
4.50%, 4/20/2048 90,874 90,939
Pool# MA5192
4.00%, 5/20/2048 409,348 399,868
Pool# MA5265
4.50%, 6/20/2048 163,042 163,065
Pool# MA5331
4.50%, 7/20/2048 73,560 73,563
Pool# MA5398
4.00%, 8/20/2048 409,385 399,773
Pool# MA5399
4.50%, 8/20/2048 203,199 203,186
Pool# MA5465
3.50%, 9/20/2048 64,800 61,513
Pool# MA5466
4.00%, 9/20/2048 91,831 89,760
Pool# BJ2692
4.00%, 11/20/2048 61,279 58,932
Pool# MA5597
5.00%, 11/20/2048 6,828 6,915
Pool# MA5652
4.50%, 12/20/2048 93,692 93,672
Pool# 784656
4.50%, 12/20/2048 52,450 51,298
Pool# BK2856
4.50%, 12/20/2048 12,146 11,889
Pool# MA5653
5.00%, 12/20/2048 19,684 19,978
Pool# MA5712
5.00%, 1/20/2049 72,716 73,710
Pool# MA5818
4.50%, 3/20/2049 66,267 66,246
Pool# MA5878
5.00%, 4/20/2049 7,604 7,705
Pool# MA5987
4.50%, 6/20/2049 437,170 435,362
Pool# MA6041
4.50%, 7/20/2049 119,746 119,541
Pool# MA6092
4.50%, 8/20/2049 51,195 50,921
Pool# MA6153
3.00%, 9/20/2049 96,891 88,911
Pool# MA6409
3.00%, 1/20/2050 674,956 619,161
Pool# MA6474
3.00%, 2/20/2050 625,220 572,381
Pool# MA6542
3.50%, 3/20/2050 155,702 147,669
Pool# MA6657
3.50%, 5/20/2050 315,620 298,557
Pool# MA6766
3.00%, 7/20/2050 763,875 696,485
Pool# BW4732
2.50%, 8/20/2050 852,096 734,068

72 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BW6206
2.50%, 8/20/2050 796,473 686,149
Pool# MA6820
3.00%, 8/20/2050 633,006 579,278
Pool# MA6821
3.50%, 8/20/2050 519,440 492,068
Pool# MA6864
2.00%, 9/20/2050 1,173,034 994,600
Pool# BW4741
2.50%, 9/20/2050 877,036 755,554
Pool# BY0776
2.50%, 9/20/2050 559,519 482,016
Pool# BY0805
2.50%, 9/20/2050 524,827 452,131
Pool# MA6994
2.00%, 11/20/2050 1,563,517 1,327,428
Pool# MA7051
2.00%, 12/20/2050 2,229,915 1,892,769
Pool# MA7053
3.00%, 12/20/2050 762,372 696,619
Pool# MA7136
2.50%, 1/20/2051 1,639,125 1,447,072
Pool# MA7192
2.00%, 2/20/2051 3,971,853 3,369,651
Pool# MA7367
2.50%, 5/20/2051 3,385,746 2,987,112
Pool# MA7472
2.50%, 7/20/2051 2,950,063 2,600,936
Pool# MA7534
2.50%, 8/20/2051 2,461,891 2,169,919
Pool# MA7647
1.50%, 10/20/2051 363,708 297,510
Pool# MA7648
2.00%, 10/20/2051 3,196,988 2,710,975
Pool# MA7650
3.00%, 10/20/2051 2,079,075 1,897,022
Pool# MA7704
2.00%, 11/20/2051 820,242 695,544
Pool# MA7705
2.50%, 11/20/2051 1,435,833 1,265,212
Pool# MA7766
2.00%, 12/20/2051 3,142,631 2,664,861
Pool# MA7767
2.50%, 12/20/2051 1,594,377 1,405,026
Pool# MA7826
2.00%, 1/20/2052 1,027,081 871,288
Pool# MA7935
2.00%, 3/20/2052 3,270,970 2,774,716
Pool# 786843
3.00%, 3/20/2052 453,747 410,036
Pool# MA7986
2.00%, 4/20/2052 3,644,072 3,091,155
Pool# MA7987
2.50%, 4/20/2052 4,206,981 3,706,961
Pool# MA8042
2.50%, 5/20/2052 755,086 665,379
Pool# MA8043
3.00%, 5/20/2052 860,754 784,728
Pool# MA8147
2.50%, 7/20/2052 241,312 212,551
Pool# MA8148
3.00%, 7/20/2052 1,673,938 1,527,901
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8197
2.50%, 8/20/2052 963,733 849,587
Pool# MA8265
3.00%, 9/20/2052 429,536 391,599
Pool# MA8491
5.50%, 12/20/2052 779,522 788,563
Pool# MA8726
5.50%, 3/20/2053 335,723 339,539
Pool# MA8800
5.00%, 4/20/2053 1,095,316 1,098,785
Pool# MA8801
5.50%, 4/20/2053 1,093,636 1,105,522
Pool# MA8946
4.50%, 6/20/2053 3,302,360 3,262,223
Pool# MA8948
5.50%, 6/20/2053 244,046 246,742
Pool# MA9016
5.00%, 7/20/2053 2,763,069 2,770,543
Pool# 786798
5.50%, 7/20/2053 441,026 449,006
Pool# MA9490
6.50%, 2/20/2054 71,710 73,404
Pool# MA9727
6.50%, 6/20/2054 1,028,872 1,053,181
Pool# MA9780
6.00%, 7/20/2054 2,145,645 2,182,990
Pool# MA9781
6.50%, 7/20/2054 24,840 25,430
Pool# MA9851
5.50%, 8/20/2054 1,211,686 1,223,732
Pool# MA9852
6.00%, 8/20/2054 1,396,474 1,421,289
Pool# MA9853
6.50%, 8/20/2054 349,203 357,494
GNMA TBA
2.00%, 10/15/2054 1,175,000 996,087
2.50%, 10/15/2054 2,500,000 2,203,029
3.00%, 10/15/2054 425,000 387,513
3.50%, 10/15/2054 975,000 915,962
4.00%, 10/15/2054 3,589,000 3,469,726
4.50%, 10/15/2054 3,950,000 3,900,088
5.00%, 10/15/2054 4,825,000 4,832,726
5.50%, 10/15/2054 7,300,000 7,370,297
6.00%, 10/15/2054 6,600,000 6,711,819
6.50%, 10/15/2054 3,875,000 3,964,648
5.00%, 11/15/2054 1,200,000 1,201,453
Total Mortgage-Backed Securities
(cost $641,256,093)
597,073,964
Municipal Bonds 0.5%
California 0.2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 120,338
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 284,722
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 66,916

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 73
Municipal Bonds
Principal
Amount ($) Value ($)
California
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 106,972
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 71,662
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 360,217
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 91,414
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 233,715
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 172,298
Series F, 6.58%, 5/15/2049 200,000 229,904
Series N, 3.26%, 5/15/2060 230,000 165,810
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 109,615
State of California
7.55%, 4/1/2039 1,410,000 1,772,216
7.63%, 3/1/2040 425,000 531,816
University of California
Series BD, 3.35%, 7/1/2029 200,000 196,079
Series AQ, 4.77%,
5/15/2115 150,000 138,004
4,651,698
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 541,614
Florida 0.0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 93,266
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 467,000 534,303
Illinois 0.1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 286,238 327,188
State of Illinois, GO, 5.10%,
6/1/2033 889,412 903,373
1,230,561
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 40,135 39,571
Series A, 4.48%, 8/1/2039 50,000 49,297
5.20%, 12/1/2039 95,000 99,391
188,259
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 67,517
New Jersey 0.0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 134,986
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 535,381
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 259,014
929,381
New York 0.1%
City of New York, GO, Series
B, 5.26%, 10/1/2052 35,000 37,697
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 400,000 486,407
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 306,347
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 500,000 526,664
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 260,860
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 620,000 679,385
3.18%, 7/15/2060 135,000 96,394
2,393,754
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 102,494
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 148,017
250,511

74 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Oklahoma 0.0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 60,087
4.38%, 11/1/2045 60,000 57,527
117,614
South Carolina 0.0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 113,777
Texas 0.1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 200,609
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 217,395
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 74,146
Series A, 4.51%, 11/1/2051 45,000 42,109
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 34,639
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 28,202
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 269,239
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 348,8 22
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 154,177
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 145,506 150,495
Series A-2, 5.17%,
4/1/2041 140,000 147,467
1,667,300
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 56,213
Total Municipal Bonds
(cost $12,701,641)
12,835,768
Supranational 1.1%
African Development Bank
0.88%, 3/23/2026 200,000 191,309
4.38%, 3/14/2028(b) 500,000 512,119
3.50%, 9/18/2029 200,000 198,554
Asian Development Bank
1.00%, 4/14/2026 200,000 191,516
Supranational
Principal
Amount ($) Value ($)
1.50%, 1/20/2027 760,000 724,565
3.75%, 4/25/2028 1,250,000 1,255,196
4.50%, 8/25/2028 700,000 722,406
1.88%, 1/24/2030 500,000 457,153
4.00%, 1/12/2033 350,000 353,359
3.88%, 6/14/2033 200,000 200,305
4.13%, 1/12/2034 400,000 407,559
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028(b) 350,000 354,426
4.13%, 1/18/2029(b) 1,000,000 1,019,240
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 206,704
Council of Europe
Development Bank, 3.75%,
5/25/2026(b) 450,000 449,510
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 1,000,000 1,018,525
European Investment Bank
0.38%, 3/26/2026(b) 1,500,000 1,424,918
0.75%, 10/26/2026(b) 290,000 273,159
2.38%, 5/24/2027(b) 2,000,000 1,937,107
3.63%, 7/15/2030 900,000 898,202
1.25%, 2/14/2031 300,000 258,568
3.75%, 2/14/2033(b) 900,000 893,677
4.13%, 2/13/2034 400,000 407,880
Inter-American Development
Bank
2.00%, 7/23/2026 1,000,000 968,872
2.25%, 6/18/2029 250,000 235,011
3.50%, 9/14/2029(b) 900,000 894,112
1.13%, 1/13/2031 400,000 342,034
3.63%, 9/17/2031 200,000 198,292
3.50%, 4/12/2033 750,000 729,844
4.38%, 7/17/2034 210,000 217,794
Inter-American Investment
Corp., 4.25%, 2/14/2029 200,000 204,073
International Bank for
Reconstruction &
Development
1.88%, 10/27/2026 400,000 385,743
2.50%, 11/22/2027 1,000,000 967,264
3.50%, 7/12/2028 1,000,000 996,186
1.13%, 9/13/2028 1,000,000 909,418
3.88%, 2/14/2030 850,000 858,535
0.88%, 5/14/2030 1,000,000 858,842
4.00%, 7/25/2030 300,000 304,884
4.00%, 1/10/2031 700,000 710,324
1.63%, 11/3/2031 1,000,000 868,840
4.75%, 11/14/2033 600,000 639,699
3.88%, 8/28/2034 300,000 298,974
International Finance Corp.,
4.50%, 7/13/2028 400,000 413,248
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 512,036
Total Supranational
(cost $27,292,833)
26,869,982

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 75
U.S. Government Agency Securities 0.5%
Principal
Amount ($) Value ($)
FHLB
2.75%, 12/13/2024 1,000,000 996,201
5.50%, 7/15/2036 1,500,000 1,705,826
FHLMC
0.38%, 7/21/2025 1,165,000 1,131,504
6.25%, 7/15/2032(b) 1,245,000 1,452,616
FNMA
0.50%, 6/17/2025 1,000,000 974,331
6.25%, 5/15/2029(b) 2,500,000 2,780,794
7.25%, 5/15/2030 2,000,000 2,354,112
0.88%, 8/5/2030 440,000 374,851
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 521,386
Total U.S. Government Agency Securities
(cost $12,746,766)
12,291,621
U.S. Treasury Obligations 43.8%
U.S. Treasury Bonds
6.00%, 2/15/2026 (b) 4,042,000 4,169,260
6.50%, 11/15/2026 3,000,000 3,193,594
5.50%, 8/15/2028 (b) 3,000,000 3,219,141
5.38%, 2/15/2031 1,000,000 1,101,602
4.75%, 2/15/2037 (b) 709,600 775,155
5.00%, 5/15/2037 (b) 305,000 340,683
4.38%, 2/15/2038 1,050,000 1,106,191
4.25%, 5/15/2039 2,500,000 2,584,668
4.50%, 8/15/2039 1,080,000 1,145,559
4.38%, 11/15/2039 300,000 313,816
1.13%, 5/15/2040 6,000,000 3,963,750
4.38%, 5/15/2040 1,000,000 1,045,156
1.13%, 8/15/2040 3,000,000 1,964,883
3.88%, 8/15/2040 1,000,000 985,391
1.38%, 11/15/2040 7,500,000 5,089,453
4.25%, 11/15/2040 1,400,000 1,441,453
1.88%, 2/15/2041 5,000,000 3,666,406
4.75%, 2/15/2041 2,000,000 2,178,672
1.75%, 8/15/2041 4,300,000 3,048,801
3.75%, 8/15/2041 4,900,000 4,724,098
2.00%, 11/15/2041 11,500,000 8,455,195
3.13%, 11/15/2041 4,100,000 3,623,055
2.38%, 2/15/2042 3,000,000 2,336,484
3.13%, 2/15/2042 1,000,000 880,391
3.00%, 5/15/2042 (b) 1,000,000 859,688
3.25%, 5/15/2042 2,000,000 1,778,125
2.75%, 8/15/2042 1,000,000 823,984
3.38%, 8/15/2042 3,000,000 2,707,383
2.75%, 11/15/2042 1,500,000 1,230,059
4.00%, 11/15/2042 3,000,000 2,952,187
3.13%, 2/15/2043 1,750,000 1,514,229
3.88%, 2/15/2043 3,000,000 2,894,062
2.88%, 5/15/2043 2,850,000 2,366,168
3.88%, 5/15/2043 3,500,000 3,369,844
4.38%, 8/15/2043 1,000,000 1,028,242
3.63%, 2/15/2044 3,500,000 3,230,391
3.38%, 5/15/2044 4,000,000 3,554,375
3.13%, 8/15/2044 3,700,000 3,155,406
3.00%, 11/15/2044 5,500,000 4,589,277
2.50%, 2/15/2045 3,500,000 2,675,039
3.00%, 5/15/2045 5,500,000 4,572,520
2.88%, 8/15/2045 3,300,000 2,682,152
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.50%, 2/15/2046 2,500,000 1,889,941
2.50%, 5/15/2046 3,000,000 2,261,133
2.88%, 11/15/2046 3,000,000 2,412,070
3.00%, 2/15/2047 2,000,000 1,638,906
3.00%, 5/15/2047 (b) 2,000,000 1,636,328
2.75%, 8/15/2047 2,500,000 1,951,074
2.75%, 11/15/2047 3,200,000 2,491,500
3.00%, 2/15/2048 3,000,000 2,439,961
3.13%, 5/15/2048 2,000,000 1,661,094
3.00%, 8/15/2048 3,000,000 2,432,930
3.38%, 11/15/2048 5,000,000 4,333,203
3.00%, 2/15/2049 3,000,000 2,428,711
2.88%, 5/15/2049 3,500,000 2,762,949
2.25%, 8/15/2049 3,000,000 2,078,320
2.38%, 11/15/2049 (b) 800,000 568,625
2.00%, 2/15/2050 4,500,000 2,932,207
1.25%, 5/15/2050 2,700,000 1,444,922
1.38%, 8/15/2050 5,000,000 2,754,102
1.63%, 11/15/2050 6,800,000 3,999,781
1.88%, 2/15/2051 6,400,000 4,010,000
2.38%, 5/15/2051 6,500,000 4,585,801
2.00%, 8/15/2051 7,200,000 4,637,812
1.88%, 11/15/2051 7,100,000 4,423,078
2.25%, 2/15/2052 6,000,000 4,091,484
2.88%, 5/15/2052 5,500,000 4,307,402
3.00%, 8/15/2052 5,200,000 4,178,891
4.00%, 11/15/2052 4,800,000 4,670,625
3.63%, 2/15/2053 5,100,000 4,637,414
3.63%, 5/15/2053 5,200,000 4,732,203
4.13%, 8/15/2053 5,000,000 4,979,102
4.75%, 11/15/2053 3,300,000 3,645,082
4.25%, 2/15/2054 11,000,000 11,209,688
4.63%, 5/15/2054 4,700,000 5,098,031
4.25%, 8/15/2054 2,000,000 2,042,188
U.S. Treasury Notes
3.50%, 9/15/2025 10,000,000 9,954,453
0.25%, 9/30/2025 8,000,000 7,711,250
5.00%, 9/30/2025 8,000,000 8,078,812
4.25%, 10/15/2025 (b) 3,000,000 3,008,789
0.25%, 10/31/2025 8,000,000 7,690,312
2.25%, 11/15/2025 8,500,000 8,348,262
4.50%, 11/15/2025 3,000,000 3,019,219
0.38%, 11/30/2025 6,200,000 5,955,148
2.88%, 11/30/2025 2,000,000 1,977,109
4.00%, 12/15/2025 4,000,000 4,006,406
0.38%, 12/31/2025 9,000,000 8,622,773
3.88%, 1/15/2026 6,000,000 6,003,047
0.38%, 1/31/2026 7,000,000 6,689,648
2.63%, 1/31/2026 4,000,000 3,939,531
1.63%, 2/15/2026 (b) 8,500,000 8,253,965
4.00%, 2/15/2026 7,000,000 7,018,867
0.50%, 2/28/2026 2,000,000 1,910,312
4.63%, 3/15/2026 10,000,000 10,120,312
0.75%, 3/31/2026 (b) 4,000,000 3,825,469
3.75%, 4/15/2026 5,500,000 5,500,215
0.75%, 4/30/2026 5,000,000 4,771,875
4.88%, 4/30/2026 7,000,000 7,119,492
1.63%, 5/15/2026 2,000,000 1,934,297
3.63%, 5/15/2026 (b) 9,000,000 8,985,586
0.75%, 5/31/2026 3,000,000 2,857,383
0.88%, 6/30/2026 6,000,000 5,716,172
4.50%, 7/15/2026 6,000,000 6,082,969

76 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.63%, 7/31/2026 2,000,000 1,892,578
1.50%, 8/15/2026 9,700,000 9,321,851
4.38%, 8/15/2026 6,000,000 6,075,000
0.75%, 8/31/2026 (b) 5,000,000 4,732,617
1.38%, 8/31/2026 4,500,000 4,311,211
4.63%, 9/15/2026 (b) 7,000,000 7,125,508
0.88%, 9/30/2026 (b) 8,000,000 7,578,125
1.63%, 9/30/2026 7,000,000 6,731,211
1.13%, 10/31/2026 (b) 8,000,000 7,598,438
1.63%, 10/31/2026 (b) 8,000,000 7,678,750
4.63%, 11/15/2026 4,000,000 4,079,844
1.25%, 11/30/2026 2,000,000 1,901,875
4.38%, 12/15/2026 10,000,000 10,158,594
1.25%, 12/31/2026 6,000,000 5,697,422
4.00%, 1/15/2027 8,000,000 8,066,250
2.25%, 2/15/2027 1,200,000 1,162,969
4.13%, 2/15/2027 10,000,000 10,115,625
1.88%, 2/28/2027 2,500,000 2,400,879
2.50%, 3/31/2027 2,500,000 2,435,742
4.50%, 4/15/2027 5,000,000 5,108,789
2.75%, 4/30/2027 3,500,000 3,427,949
2.38%, 5/15/2027 5,700,000 5,526,996
0.50%, 5/31/2027 1,000,000 922,266
2.63%, 5/31/2027 3,000,000 2,926,875
4.63%, 6/15/2027 3,000,000 3,080,977
0.50%, 6/30/2027 5,000,000 4,600,000
4.38%, 7/15/2027 5,000,000 5,104,687
2.75%, 7/31/2027 3,000,000 2,933,086
2.25%, 8/15/2027 (b) 5,300,000 5,108,910
3.75%, 8/15/2027 15,000,000 15,071,484
0.50%, 8/31/2027 8,000,000 7,324,688
3.13%, 8/31/2027 3,000,000 2,962,852
3.38%, 9/15/2027 15,000,000 14,923,828
4.13%, 9/30/2027 4,000,000 4,064,219
0.50%, 10/31/2027 3,000,000 2,732,578
4.13%, 10/31/2027 (b) 2,000,000 2,031,641
2.25%, 11/15/2027 5,390,000 5,179,664
0.63%, 11/30/2027 8,500,000 7,754,590
3.88%, 11/30/2027 3,000,000 3,026,250
3.88%, 12/31/2027 4,500,000 4,542,891
0.75%, 1/31/2028 4,000,000 3,647,188
3.50%, 1/31/2028 4,000,000 3,990,938
2.75%, 2/15/2028 8,000,000 7,790,000
1.13%, 2/29/2028 3,000,000 2,765,391
4.00%, 2/29/2028 2,500,000 2,533,984
1.25%, 3/31/2028 1,500,000 1,386,152
3.63%, 3/31/2028 1,000,000 1,002,031
1.25%, 4/30/2028 5,000,000 4,611,133
3.50%, 4/30/2028 2,500,000 2,493,848
2.88%, 5/15/2028 7,000,000 6,832,930
1.25%, 5/31/2028 4,000,000 3,681,719
3.63%, 5/31/2028 5,500,000 5,508,594
1.25%, 6/30/2028 4,000,000 3,675,312
4.00%, 6/30/2028 4,200,000 4,262,836
1.00%, 7/31/2028 4,000,000 3,632,812
4.13%, 7/31/2028 3,000,000 3,058,242
2.88%, 8/15/2028 5,500,000 5,360,137
1.13%, 8/31/2028 4,000,000 3,643,906
4.38%, 8/31/2028 4,000,000 4,115,469
1.25%, 9/30/2028 4,500,000 4,112,227
4.63%, 9/30/2028 10,000,000 10,388,281
1.38%, 10/31/2028 7,000,000 6,417,305
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.88%, 10/31/2028 (b) 6,000,000 6,292,969
3.13%, 11/15/2028 5,000,000 4,912,891
1.50%, 11/30/2028 3,000,000 2,759,883
4.38%, 11/30/2028 3,000,000 3,091,875
1.38%, 12/31/2028 (b) 5,000,000 4,570,312
3.75%, 12/31/2028 3,000,000 3,020,156
1.75%, 1/31/2029 2,000,000 1,854,062
4.00%, 1/31/2029 4,000,000 4,067,500
2.63%, 2/15/2029 7,772,000 7,472,960
1.88%, 2/28/2029 4,000,000 3,724,062
2.38%, 3/31/2029 5,000,000 4,750,586
4.13%, 3/31/2029 3,000,000 3,068,086
2.88%, 4/30/2029 5,000,000 4,851,758
4.63%, 4/30/2029 6,000,000 6,265,312
2.38%, 5/15/2029 5,700,000 5,409,656
2.75%, 5/31/2029 3,500,000 3,375,176
4.50%, 5/31/2029 4,000,000 4,160,000
3.25%, 6/30/2029 11,000,000 10,841,445
4.25%, 6/30/2029 5,000,000 5,146,094
2.63%, 7/31/2029 9,500,000 9,098,105
4.00%, 7/31/2029 3,000,000 3,056,953
1.63%, 8/15/2029 3,000,000 2,743,945
3.13%, 8/31/2029 4,000,000 3,916,719
3.88%, 9/30/2029 3,500,000 3,544,434
4.00%, 10/31/2029 (b) 5,500,000 5,601,836
1.75%, 11/15/2029 (b) 4,000,000 3,664,531
3.88%, 11/30/2029 3,000,000 3,039,258
3.88%, 12/31/2029 3,000,000 3,039,141
3.50%, 1/31/2030 3,000,000 2,985,000
1.50%, 2/15/2030 4,700,000 4,220,270
4.00%, 2/28/2030 3,700,000 3,770,965
3.63%, 3/31/2030 2,800,000 2,801,859
3.50%, 4/30/2030 4,000,000 3,977,656
0.63%, 5/15/2030 7,300,000 6,199,297
3.75%, 5/31/2030 2,500,000 2,516,504
3.75%, 6/30/2030 3,000,000 3,019,687
4.00%, 7/31/2030 3,000,000 3,058,711
0.63%, 8/15/2030 7,000,000 5,899,141
4.13%, 8/31/2030 3,000,000 3,078,516
4.63%, 9/30/2030 2,500,000 2,632,910
4.88%, 10/31/2030 2,000,000 2,134,687
0.88%, 11/15/2030 8,400,000 7,149,187
4.38%, 11/30/2030 3,000,000 3,120,820
3.75%, 12/31/2030 (b) 3,000,000 3,017,695
4.00%, 1/31/2031 2,000,000 2,039,453
1.13%, 2/15/2031 9,000,000 7,739,297
4.25%, 2/28/2031 3,000,000 3,102,539
4.13%, 3/31/2031 4,000,000 4,108,750
4.63%, 4/30/2031 (b) 3,000,000 3,169,336
1.63%, 5/15/2031 5,500,000 4,848,809
4.63%, 5/31/2031 3,000,000 3,170,156
4.25%, 6/30/2031 (b) 4,000,000 4,140,938
4.13%, 7/31/2031 3,500,000 3,597,891
1.25%, 8/15/2031 9,500,000 8,113,223
1.38%, 11/15/2031 7,500,000 6,422,754
1.88%, 2/15/2032 7,100,000 6,270,187
2.88%, 5/15/2032 8,800,000 8,318,063
2.75%, 8/15/2032 8,200,000 7,662,516
4.13%, 11/15/2032 7,900,000 8,126,199
3.50%, 2/15/2033 8,700,000 8,548,430
3.38%, 5/15/2033 7,500,000 7,291,699
3.88%, 8/15/2033 9,200,000 9,274,031

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 77
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.50%, 11/15/2033 9,000,000 9,504,492
4.00%, 2/15/2034 10,000,000 10,171,875
4.38%, 5/15/2034 (b) 9,500,000 9,949,766
3.88%, 8/15/2034 18,000,000 18,126,562
Total U.S. Treasury Obligations
(cost $1,084,184,972)
1,034,753,939
Repurchase Agreements 5.7%
Bank of America NA
4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $11,001,491,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046;
total market value
$11,220,000. (h) 11,000,000 11,0 00,000
BofA Securities, Inc.
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,000,542, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.25% - 6.23%, maturing
5/25/2034 - 12/20/2060;
total market value
$4,080,000. (h) 4,000,000 4,000,000
Cantor Fitzgerald & Co.
4.90%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$2,009,528, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39%
- 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$2,040,000. (h) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $15,002,063,
collateralized by U.S.
Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$15,300,000. (h) 15,000,000 15,000,00 0
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $14,289,466,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$14,573,252. (h) 14,287,50 2 14,287,502
CF Secured, LLC
4.90%, dated
9/30/2024, due
10/1/2024, repurchase
price $15,002,042,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
3/1/2030 - 8/20/2074;
total market value
$15,302,083. (h) 15,000,000 15,000,000
Citi Global Market, Inc.
4.85%, dated
9/30/2024, due
10/1/2024, repurchase
price $20,002,694,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$20,400,000. (h) 20,000, 000 20,000,000
ING Financial Services LLC
4.83%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$8,037,567, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$8,160,003. (h) 8,000,000 8,000,000
ING Financial Services LLC
4.83%, dated
9/27/2024, due
10/1/2024, repurchase
price $25,093,917,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$25,500,010. (h) 25,000,000 25,000,000

78 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$5,000,674, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$5,100,017. (h) 5,000,000 5,000,000
Santander US Capital
Markets
4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $15,002,033,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
10/25/2024 - 3/20/2071;
total market value
$15,302,074. (h) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $134,287,502)
134,287,502
Total Investments
(cost $2,608,474,854) — 104.9%
2,481,484,459
Liabilities in excess of other
assets — (4.9)% (115,954,248)
NET ASSETS — 100.0%
$ 2,365,530,211
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2024.
(b) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $329,990,547, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $134,287,502 and by
$206,702,917 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.75%, and maturity dates ranging from 10/24/2024 –
5/15/2054, a total value of $340,990,419.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2024 was $5,157,283 which represents 0.22% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2024.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2024.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$134,287,502.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Bond Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

80 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 5,100,964 $ – $ 5,100,964
Commercial Mortgage-Backed Securities – 36,985,099 – 36,985,099
Corporate Bonds – 585,446,575 – 585,446,575
Foreign Government Securities – 35,839,045 – 35,839,045
Mortgage-Backed Securities – 597,073,964 – 597,073,964
Municipal Bonds – 12,835,768 – 12,835,768
Repurchase Agreements – 134,287,502 – 134,287,502
Supranational – 26,869,982 – 26,869,982
U.S. Government Agency Securities – 12,291,621 – 12,291,621
U.S. Treasury Obligations – 1,034,753,939 – 1,034,753,939
Total $ – $ 2,481,484,459 $ – $ 2,481,484,459
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks 98 .5%
Shares Value ($)
AUSTRALIA 7 .7%
Banks 2 .1%
ANZ Group Holdings Ltd. 248,730 5,255,482
Commonwealth Bank of
Australia 137,878 12,942,150
National Australia Bank Ltd. 255,559 6,618,195
Westpac Banking Corp. 286,076 6,291,788
31,107,615
Beverages 0 .0%
†
Treasury Wine Estates Ltd. 70,199 583,675
Broadline Retail 0 .3%
Wesfarmers Ltd. 93,089 4,528,979
Capital Markets 0 .4%
ASX Ltd. 15,894 702,034
Macquarie Group Ltd. 29,900 4,821,932
5,523,966
Chemicals 0 .0%
†
Orica Ltd. 42,437 545,666
Commercial Services & Supplies 0 .1%
Brambles Ltd. 117,014 1,542,373
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 108,561 1,354,538
Endeavour Group Ltd.(a) 134,422 466,267
Woolworths Group Ltd. 100,888 2,319,401
4,140,206
Diversified REITs 0 .1%
GPT Group (The) 163,541 562,424
Mirvac Group 341,991 507,710
Stockland 186,095 676,206
1,746,340
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 320,506 861,119
Electric Utilities 0 .1%
Origin Energy Ltd. 137,156 948,808
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 18,096 435,797
Gas Utilities 0 .0%
†
APA Group(a) 105,236 564,256
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 5,569 1,088,924
Health Care Providers & Services 0 .1%
Ramsay Health Care Ltd. 14,346 413,576
Sonic Healthcare Ltd. 38,580 725,978
1,139,554
Health Care Technology 0 .0%
†
Pro Medicus Ltd. 4,763 588,882
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 46,425 1,877,498
Lottery Corp. Ltd. (The) 175,388 622,424
2,499,922
Industrial REITs 0 .3%
Goodman Group 141,761 3,640,021
Insurance 0 .3%
Insurance Australia Group
Ltd. 190,101 969,356
Medibank Pvt Ltd. 211,190 534,287
QBE Insurance Group Ltd. 124,602 1,423,879
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
Suncorp Group Ltd. 102,475 1,285,747
4,213,269
Interactive Media & Services 0 .1%
CAR Group Ltd. 28,096 730,170
REA Group Ltd.(a) 4,439 619,654
SEEK Ltd. 27,331 471,474
1,821,298
Metals & Mining 2 .2%
BHP Group Ltd. 417,819 12,991,224
BlueScope Steel Ltd. 36,808 562,978
Fortescue Ltd. 140,586 1,982,585
Glencore plc 850,882 4,872,596
Mineral Resources Ltd.(a) 14,047 502,433
Northern Star Resources Ltd. 97,532 1,067,240
Pilbara Minerals Ltd.*(a) 224,837 505,420
Rio Tinto Ltd. 30,852 2,746,970
Rio Tinto plc 92,756 6,573,696
South32 Ltd. 373,386 976,902
32,782,044
Office REITs 0 .0%
†
Dexus 91,836 480,871
Oil, Gas & Consumable Fuels 0 .3%
Ampol Ltd.(a) 19,569 413,874
Santos Ltd. 262,141 1,277,648
Woodside Energy Group Ltd. 156,154 2,706,315
4,397,837
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 64,507 331,357
Professional Services 0 .1%
Computershare Ltd. 45,516 794,556
Retail REITs 0 .1%
Scentre Group 437,636 1,107,956
Vicinity Ltd. 329,354 504,787
1,612,743
Software 0 .1%
WiseTech Global Ltd. 13,889 1,323,477
Trading Companies & Distributors 0 .1%
Reece Ltd.(a) 18,060 356,731
Seven Group Holdings Ltd. 16,662 495,199
851,930
Transportation Infrastructure 0 .2%
Transurban Group 254,772 2,311,899
112,407,384
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 28,196 1,547,003
Electric Utilities 0 .0%
†
Verbund AG 5,866 487,362
Metals & Mining 0 .0%
†
voestalpine AG 7,972 207,639
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 11,630 497,401
Paper & Forest Products 0 .1%
Mondi plc 36,443 693,895
3,433,300

82 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 18,909 1,504,483
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 73,547 4,872,962
Chemicals 0 .1%
Syensqo SA∞ 5,971 529,137
Distributors 0 .0%
†
D'ieteren Group(a) 1,911 404,205
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 2,584 295,518
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 7,171 558,578
Sofina SA(a) 1,194 337,032
895,610
Food Products 0 .0%
†
Lotus Bakeries NV(a) 36 483,138
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 13,861 369,560
Insurance 0 .1%
Ageas SA/NV 12,698 677,304
Pharmaceuticals 0 .1%
UCB SA(a) 10,359 1,867,978
11,899,895
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 14,711 465,909
BURKINA FASO 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 13,812 326,703
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 32,412 875,254
CHINA 0 .5%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 296,500 945,466
Broadline Retail 0 .4%
Prosus NV 117,109 5,064,861
Food Products 0 .0%
†
Wilmar International Ltd. 166,794 434,039
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 118,000 314,817
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The) 92,708 264,715
7,023,898
DENMARK 3 .3%
Air Freight & Logistics 0 .2%
DSV A/S 14,123 2,930,773
Banks 0 .1%
Danske Bank A/S 58,127 1,750,105
Common Stocks
Shares Value ($)
DENMARK
Beverages 0 .1%
Carlsberg A/S, Class B 8,109 966,126
Biotechnology 0 .1%
Genmab A/S* 5,176 1,259,837
Zealand Pharma A/S, Class
A* 5,319 645,780
1,905,617
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 699 328,493
Chemicals 0 .1%
Novonesis (Novozymes) B,
Class B 29,030 2,090,431
Electrical Equipment 0 .1%
Vestas Wind Systems A/S* 83,463 1,842,868
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 10,193 1,331,762
Demant A/S* 7,552 295,154
1,626,916
Independent Power and Renewable Electricity Producers
0 .1%
Orsted A/S Reg. S*(b) 15,109 1,004,607
Insurance 0 .0%
†
Tryg A/S 29,442 698,199
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 234 379,269
AP Moller - Maersk A/S,
Class B 387 651,042
1,030,311
Pharmaceuticals 2 .2%
Novo Nordisk A/S, Class B 265,332 31,593,949
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 6,858 1,129,970
48,898,365
FINLAND 1 .0%
Banks 0 .2%
Nordea Bank Abp 261,821 3,083,809
Communications Equipment 0 .1%
Nokia OYJ 447,134 1,954,097
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 23,790 508,013
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 11,336 601,026
Electric Utilities 0 .1%
Fortum OYJ(a) 38,811 639,665
Insurance 0 .1%
Sampo OYJ, Class A 41,486 1,937,276
Machinery 0 .2%
Kone OYJ, Class B 27,986 1,674,163
Metso OYJ(a) 50,687 543,088
Wartsila OYJ Abp 40,478 907,405
3,124,656
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ(a) 34,980 679,795

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
FINLAND
Paper & Forest Products 0 .2%
Stora Enso OYJ, Class R(a) 49,510 634,235
UPM-Kymmene OYJ 44,658 1,496,698
2,130,933
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 8,849 484,736
15,144,006
FRANCE 9 .4%
Aerospace & Defense 1 .1%
Airbus SE 48,899 7,160,128
Dassault Aviation SA 1,795 369,768
Safran SA 28,160 6,644,375
Thales SA 8,038 1,276,786
15,451,057
Automobile Components 0 .2%
Cie Generale des
Etablissements Michelin
SCA 55,888 2,269,108
Automobiles 0 .0%
†
Renault SA 15,291 664,676
Banks 0 .6%
BNP Paribas SA 83,846 5,753,877
Credit Agricole SA 88,371 1,350,871
Societe Generale SA 58,299 1,453,361
8,558,109
Beverages 0 .2%
Pernod Ricard SA 16,904 2,555,038
Building Products 0 .2%
Cie de Saint-Gobain SA 37,560 3,423,591
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 4,809 359,553
Chemicals 0 .7%
Air Liquide SA 47,629 9,198,843
Arkema SA 4,389 418,550
9,617,393
Construction & Engineering 0 .4%
Bouygues SA 16,354 547,779
Eiffage SA 5,820 562,099
Vinci SA 41,048 4,802,620
5,912,498
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 43,870 748,233
Diversified REITs 0 .0%
†
Covivio SA 4,146 251,950
Diversified Telecommunication Services 0 .1%
Orange SA 152,364 1,744,593
Electrical Equipment 0 .2%
Legrand SA 21,809 2,514,939
Entertainment 0 .0%
†
Bollore SE 61,454 409,965
Financial Services 0 .1%
Edenred SE 20,976 795,719
Eurazeo SE 3,303 271,588
1,067,307
Food Products 0 .3%
Danone SA 53,250 3,877,486
Common Stocks
Shares Value ($)
FRANCE
Health Care Equipment & Supplies 0 .4%
BioMerieux 3,455 414,119
EssilorLuxottica SA 24,432 5,789,413
6,203,532
Hotels, Restaurants & Leisure 0 .1%
Accor SA 15,849 688,888
La Francaise des Jeux
SAEM Reg. S(b) 7,898 325,059
Sodexo SA(a) 7,384 605,404
1,619,351
Household Durables 0 .0%
†
SEB SA 1,982 226,613
Insurance 0 .4%
AXA SA 150,790 5,803,379
IT Services 0 .2%
Capgemini SE 12,976 2,810,827
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 2,500 523,248
Machinery 0 .0%
†
Alstom SA*(a) 29,984 623,200
Media 0 .2%
Publicis Groupe SA 18,928 2,071,325
Vivendi SE 56,554 654,308
2,725,633
Multi-Utilities 0 .3%
Engie SA 148,202 2,560,158
Veolia Environnement SA 56,303 1,852,427
4,412,585
Office REITs 0 .0%
†
Gecina SA 3,462 398,841
Oil, Gas & Consumable Fuels 0 .8%
TotalEnergies SE 177,780 11,522,864
Personal Care Products 0 .6%
L'Oreal SA 19,824 8,887,172
Pharmaceuticals 0 .0%
†
Ipsen SA 3,391 417,239
Professional Services 0 .1%
Bureau Veritas SA 26,338 874,121
Teleperformance SE 4,446 461,154
1,335,275
Retail REITs 0 .1%
Klepierre SA 18,139 594,788
Unibail-Rodamco-Westfield 10,098 884,133
1,478,921
Software 0 .2%
Dassault Systemes SE 55,461 2,200,951
Textiles, Apparel & Luxury Goods 1 .7%
Hermes International SCA 2,606 6,412,109
Kering SA 6,070 1,738,566
LVMH Moet Hennessy Louis
Vuitton SE 22,662 17,404,751
25,555,426
Trading Companies & Distributors 0 .0%
†
Rexel SA 19,312 559,452
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 2,745 352,911

84 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Transportation Infrastructure
Getlink SE 24,990 445,773
798,684
137,528,689
GERMANY 8 .8%
Aerospace & Defense 0 .2%
MTU Aero Engines AG 4,394 1,369,535
Rheinmetall AG 3,604 1,948,243
3,317,778
Air Freight & Logistics 0 .3%
Deutsche Post AG 83,263 3,707,778
Automobile Components 0 .0%
†
Continental AG 8,710 563,484
Automobiles 0 .7%
Bayerische Motoren Werke
AG 26,476 2,335,063
Bayerische Motoren Werke
AG (Preference) 5,025 415,525
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 9,233 734,825
Mercedes-Benz Group AG 61,212 3,956,533
Porsche Automobil Holding
SE (Preference) 12,660 579,075
Volkswagen AG (Preference) 17,035 1,802,413
9,823,434
Banks 0 .1%
Commerzbank AG 82,257 1,516,966
Capital Markets 0 .4%
Deutsche Bank AG
(Registered) 156,547 2,698,517
Deutsche Boerse AG 15,646 3,669,022
6,367,539
Chemicals 0 .5%
BASF SE 73,262 3,877,166
Covestro AG Reg. S*(b) 15,931 992,501
Evonik Industries AG 19,951 466,452
Symrise AG, Class A 10,707 1,480,301
6,816,420
Construction Materials 0 .1%
Heidelberg Materials AG 11,323 1,230,791
Diversified Telecommunication Services 0 .6%
Deutsche Telekom AG
(Registered) 287,568 8,446,398
Electrical Equipment 0 .1%
Siemens Energy AG* 53,228 1,960,563
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 5,174 537,594
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG(a) 3,159 250,271
Siemens Healthineers AG
Reg. S(b) 22,948 1,376,021
1,626,292
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG 16,382 696,684
Fresenius SE & Co. KGaA* 35,850 1,365,197
2,061,881
Common Stocks
Shares Value ($)
GERMANY
Household Products 0 .1%
Henkel AG & Co. KGaA 8,251 701,784
Henkel AG & Co. KGaA
(Preference) 13,947 1,310,496
2,012,280
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 52,060 1,893,697
Industrial Conglomerates 0 .9%
Siemens AG (Registered) 62,613 12,644,737
Insurance 1 .3%
Allianz SE (Registered) 32,250 10,582,140
Hannover Rueck SE 4,961 1,414,087
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 11,020 6,063,486
Talanx AG 5,699 479,764
18,539,477
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 5,816 500,253
IT Services 0 .0%
†
Bechtle AG(a) 6,759 301,954
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference)(a) 2,215 620,805
Machinery 0 .2%
Daimler Truck Holding AG 40,679 1,521,122
GEA Group AG 13,311 650,950
Knorr-Bremse AG 5,864 521,318
Rational AG 404 411,767
3,105,157
Multi-Utilities 0 .2%
E.ON SE 186,010 2,765,952
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)(a) 50,076 366,746
Personal Care Products 0 .1%
Beiersdorf AG(a) 8,294 1,248,181
Pharmaceuticals 0 .3%
Bayer AG (Registered) 80,408 2,715,635
Merck KGaA 10,737 1,890,491
4,606,126
Real Estate Management & Development 0 .2%
LEG Immobilien SE 6,075 633,551
Vonovia SE 61,353 2,236,007
2,869,558
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 106,901 3,741,447
Software 1 .4%
Nemetschek SE 4,770 493,821
SAP SE 86,029 19,542,461
20,036,282
Specialty Retail 0 .1%
Zalando SE Reg. S*(b) 19,231 634,533
Textiles, Apparel & Luxury Goods 0 .3%
adidas AG 13,426 3,553,887
Puma SE 9,260 386,482
3,940,369

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
GERMANY
Trading Companies & Distributors 0 .1%
Brenntag SE 10,753 801,681
128,606,153
HONG KONG 1 .9%
Banks 0 .1%
Hang Seng Bank Ltd. 61,100 760,033
Capital Markets 0 .3%
Futu Holdings Ltd., ADR* 4,180 399,817
Hong Kong Exchanges &
Clearing Ltd. 99,200 4,048,946
4,448,763
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 296,220 379,255
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 47,000 320,055
CLP Holdings Ltd. 133,500 1,177,269
Power Assets Holdings Ltd. 110,500 707,831
2,205,155
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 703,545 556,523
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 940,266 765,945
Ground Transportation 0 .0%
†
MTR Corp. Ltd. 137,500 513,534
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 12,500 488,257
Swire Pacific Ltd., Class A 38,000 325,685
813,942
Insurance 0 .7%
AIA Group Ltd. 925,000 8,179,590
Prudential plc 225,893 2,107,254
10,286,844
Machinery 0 .1%
Techtronic Industries Co. Ltd. 115,500 1,750,821
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 156,516 680,133
Henderson Land
Development Co. Ltd. 110,775 347,833
Hongkong Land Holdings
Ltd. 95,200 349,348
Sino Land Co. Ltd. 359,000 393,892
Sun Hung Kai Properties Ltd. 118,000 1,281,440
Wharf Real Estate
Investment Co. Ltd. 138,500 490,015
3,542,661
Retail REITs 0 .1%
Link REIT 214,540 1,072,342
27,095,818
IRELAND 0 .4%
Banks 0 .1%
AIB Group plc 153,040 877,288
Bank of Ireland Group plc 84,383 944,102
1,821,390
Common Stocks
Shares Value ($)
IRELAND
Building Products 0 .1%
Kingspan Group plc 12,514 1,177,966
Food Products 0 .1%
Kerry Group plc, Class A 12,501 1,295,969
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 15,868 1,503,017
5,798,342
ISRAEL 0 .6%
Aerospace & Defense 0 .0%
†
Elbit Systems Ltd. 2,289 455,156
Banks 0 .2%
Bank Hapoalim BM 101,765 1,020,593
Bank Leumi Le-Israel BM 125,722 1,232,565
Israel Discount Bank Ltd.,
Class A 108,494 608,214
Mizrahi Tefahot Bank Ltd. 13,283 519,647
3,381,019
Broadline Retail 0 .0%
†
Global-e Online Ltd.*(a) 7,886 303,138
Chemicals 0 .0%
†
ICL Group Ltd. 56,548 241,175
IT Services 0 .1%
Wix.com Ltd.* 4,276 714,819
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 94,563 1,704,025
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 3,509 244,723
Software 0 .2%
Check Point Software
Technologies Ltd.* 7,227 1,393,438
Nice Ltd.* 5,242 911,012
2,304,450
9,348,505
ITALY 2 .5%
Aerospace & Defense 0 .0%
†
Leonardo SpA 24,207 540,252
Automobiles 0 .3%
Ferrari NV 10,376 4,860,269
Banks 0 .9%
Banco BPM SpA 106,798 721,550
FinecoBank Banca Fineco
SpA 51,063 875,557
Intesa Sanpaolo SpA 1,198,519 5,130,061
Mediobanca Banca di
Credito Finanziario SpA 41,919 715,820
UniCredit SpA 121,376 5,333,831
12,776,819
Beverages 0 .1%
Coca-Cola HBC AG 18,455 657,390
Davide Campari-Milano
NV(a) 52,713 446,622
1,104,012
Diversified Telecommunication Services 0 .1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 27,811 342,294

86 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
ITALY
Diversified Telecommunication Services
Telecom Italia SpA*(a) 974,463 270,983
613,277
Electric Utilities 0 .4%
Enel SpA 672,918 5,377,602
Terna - Rete Elettrica
Nazionale 120,938 1,089,472
6,467,074
Electrical Equipment 0 .1%
Prysmian SpA 21,847 1,588,341
Financial Services 0 .0%
†
Nexi SpA Reg. S*(b) 48,821 331,663
Gas Utilities 0 .1%
Snam SpA(a) 171,556 873,365
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 1,793 209,481
Health Care Providers & Services 0 .0%
†
Amplifon SpA 11,235 322,973
Insurance 0 .2%
Generali 83,372 2,410,149
Poste Italiane SpA Reg. S(b) 38,198 536,040
2,946,189
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 191,381 2,928,274
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 8,398 475,258
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 18,230 1,157,494
37,194,741
JAPAN 22 .1%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd. 27,300 293,188
Automobile Components 0 .4%
Aisin Corp.(a) 43,800 482,868
Bridgestone Corp. 46,900 1,803,726
Denso Corp. 156,100 2,323,545
Sumitomo Electric Industries
Ltd. 59,400 953,236
5,563,375
Automobiles 1 .6%
Honda Motor Co. Ltd. 370,800 3,913,478
Isuzu Motors Ltd.(a) 51,400 693,443
Mazda Motor Corp.(a) 48,180 361,186
Nissan Motor Co. Ltd. 191,700 539,873
Subaru Corp. 49,400 858,423
Suzuki Motor Corp. 128,500 1,434,383
Toyota Motor Corp. 845,870 15,150,377
Yamaha Motor Co. Ltd. 70,900 635,193
23,586,356
Banks 1 .7%
Chiba Bank Ltd. (The) 40,400 325,427
Concordia Financial Group
Ltd. 85,000 471,044
Japan Post Bank Co. Ltd. 121,500 1,135,289
Mitsubishi UFJ Financial
Group, Inc. 914,767 9,312,431
Mizuho Financial Group, Inc. 197,051 4,050,388
Common Stocks
Shares Value ($)
JAPAN
Banks
Resona Holdings, Inc. 172,100 1,199,905
Shizuoka Financial Group,
Inc.(a) 35,100 305,191
Sumitomo Mitsui Financial
Group, Inc. 308,959 6,577,711
Sumitomo Mitsui Trust
Holdings, Inc. 54,380 1,291,122
24,668,508
Beverages 0 .2%
Asahi Group Holdings Ltd. 120,000 1,571,709
Kirin Holdings Co. Ltd. 63,500 967,602
Suntory Beverage & Food
Ltd. 11,700 439,301
2,978,612
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 30,700 792,380
Rakuten Group, Inc.* 121,000 783,465
1,575,845
Building Products 0 .3%
AGC, Inc. 17,000 551,586
Daikin Industries Ltd. 21,700 3,047,095
TOTO Ltd.(a) 11,600 431,430
4,030,111
Capital Markets 0 .3%
Daiwa Securities Group, Inc.
(a) 107,400 764,270
Japan Exchange Group, Inc. 84,000 1,090,255
Nomura Holdings, Inc.(a) 252,400 1,321,767
SBI Holdings, Inc.(a) 23,290 536,696
3,712,988
Chemicals 0 .7%
Asahi Kasei Corp. 104,100 786,282
Mitsubishi Chemical Group
Corp. 115,600 742,564
Mitsui Chemicals, Inc. 15,000 398,828
Nippon Paint Holdings Co.
Ltd. 77,500 593,683
Nippon Sanso Holdings
Corp. 13,400 489,000
Nitto Denko Corp. 60,000 1,002,770
Shin-Etsu Chemical Co. Ltd. 149,500 6,253,140
Toray Industries, Inc. 110,200 648,785
10,915,052
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 33,800 601,959
Secom Co. Ltd. 34,600 1,277,955
TOPPAN Holdings, Inc. 18,700 554,333
2,434,247
Construction & Engineering 0 .1%
Kajima Corp. 32,200 602,513
Obayashi Corp.(a) 53,900 683,234
Taisei Corp.(a) 13,900 608,349
1,894,096
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd. 54,500 1,480,962
Kobe Bussan Co. Ltd. 12,200 384,014
MatsukiyoCocokara & Co.(a) 28,800 473,384
Seven & i Holdings Co. Ltd. 183,000 2,740,458
5,078,818

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 2,432,400 2,489,395
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 51,400 602,479
Kansai Electric Power Co.,
Inc. (The) 57,000 943,010
Tokyo Electric Power Co.
Holdings, Inc.* 130,200 579,426
2,124,915
Electrical Equipment 0 .3%
Fuji Electric Co. Ltd. 10,700 646,449
Mitsubishi Electric Corp. 156,600 2,523,737
Nidec Corp. 69,800 1,467,292
4,637,478
Electronic Equipment, Instruments & Components 1 .1%
Hamamatsu Photonics KK(a) 24,600 321,707
Ibiden Co. Ltd.(a) 9,400 291,198
Keyence Corp. 15,944 7,631,623
Kyocera Corp. 104,900 1,217,127
Murata Manufacturing Co.
Ltd. 141,000 2,769,223
Omron Corp. 15,300 700,166
Shimadzu Corp. 20,600 687,121
TDK Corp. 157,900 2,015,236
Yokogawa Electric Corp. 18,700 477,383
16,110,784
Entertainment 0 .5%
Capcom Co. Ltd. 30,200 702,280
Konami Group Corp. 8,000 811,907
Nexon Co. Ltd. 29,100 578,189
Nintendo Co. Ltd. 85,500 4,558,540
Toho Co. Ltd. 9,100 368,691
7,019,607
Financial Services 0 .2%
Mitsubishi HC Capital, Inc.(a) 70,200 495,711
ORIX Corp. 96,100 2,231,124
2,726,835
Food Products 0 .2%
Ajinomoto Co., Inc. 38,300 1,480,539
Kikkoman Corp. 58,500 665,179
MEIJI Holdings Co. Ltd. 19,360 484,054
Nissin Foods Holdings Co.
Ltd. 17,400 485,281
Yakult Honsha Co. Ltd.(a) 19,700 455,260
3,570,313
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 29,900 671,891
Tokyo Gas Co. Ltd. 28,800 670,227
1,342,118
Ground Transportation 0 .4%
Central Japan Railway Co. 63,100 1,460,176
East Japan Railway Co. 73,828 1,467,470
Hankyu Hanshin Holdings,
Inc.(a) 19,900 613,654
Keisei Electric Railway Co.
Ltd.(a) 11,000 327,824
Tokyu Corp.(a) 41,500 536,204
West Japan Railway Co. 36,400 691,770
5,097,098
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies 0 .6%
Hoya Corp. 28,900 4,001,817
Olympus Corp. 96,700 1,835,326
Sysmex Corp. 43,200 852,518
Terumo Corp. 109,600 2,067,357
8,757,018
Health Care Technology 0 .0%
†
M3, Inc. 37,800 379,778
Hotels, Restaurants & Leisure 0 .2%
McDonald's Holdings Co.
Japan Ltd.(a) 6,426 305,977
Oriental Land Co. Ltd. 89,100 2,299,035
Zensho Holdings Co. Ltd.(a) 8,100 447,559
3,052,571
Household Durables 0 .9%
Panasonic Holdings Corp. 193,300 1,678,921
Sekisui Chemical Co. Ltd. 31,200 486,221
Sekisui House Ltd. 50,200 1,397,131
Sony Group Corp. 514,300 9,988,445
13,550,718
Household Products 0 .1%
Unicharm Corp. 33,900 1,222,698
Industrial Conglomerates 0 .7%
Hikari Tsushin, Inc. 1,500 333,914
Hitachi Ltd. 382,000 10,091,943
10,425,857
Industrial REITs 0 .0%
†
Nippon Prologis REIT, Inc. 202 346,094
Insurance 1 .0%
Dai-ichi Life Holdings, Inc. 73,400 1,890,794
Japan Post Holdings Co. Ltd. 158,500 1,512,613
Japan Post Insurance Co.
Ltd. 15,200 276,447
MS&AD Insurance Group
Holdings, Inc. 107,223 2,501,547
Sompo Holdings, Inc. 78,350 1,755,501
T&D Holdings, Inc. 40,800 712,601
Tokio Marine Holdings, Inc. 155,800 5,715,476
14,364,979
Interactive Media & Services 0 .0%
†
LY Corp. 233,600 681,935
IT Services 0 .6%
Fujitsu Ltd. 136,500 2,800,281
NEC Corp. 19,900 1,916,578
Nomura Research Institute
Ltd. 32,215 1,191,174
NTT Data Group Corp. 52,800 949,992
Obic Co. Ltd. 26,500 932,139
Otsuka Corp. 18,800 463,726
SCSK Corp. 12,600 260,280
TIS, Inc. 16,300 415,146
8,929,316
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 48,800 1,115,630
Shimano, Inc. 6,200 1,175,437
2,291,067
Machinery 1 .1%
Daifuku Co. Ltd. 25,700 496,642
FANUC Corp. 76,700 2,241,684

88 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
Hitachi Construction
Machinery Co. Ltd.(a) 7,900 191,526
Hoshizaki Corp. 9,400 327,462
Komatsu Ltd. 76,200 2,113,713
Kubota Corp. 81,300 1,154,086
Makita Corp. 18,900 639,627
MINEBEA MITSUMI, Inc.(a) 31,700 625,428
Mitsubishi Heavy Industries
Ltd. 263,200 3,911,360
SMC Corp. 4,600 2,046,896
Toyota Industries Corp. 12,300 949,501
Yaskawa Electric Corp. 19,900 696,419
15,394,344
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 32,700 507,214
Mitsui OSK Lines Ltd.(a) 28,700 988,632
Nippon Yusen KK(a) 38,800 1,415,487
2,911,333
Media 0 .0%
†
Dentsu Group, Inc. 17,001 523,243
Metals & Mining 0 .2%
JFE Holdings, Inc.(a) 45,200 605,057
Nippon Steel Corp.(a) 71,844 1,604,163
Sumitomo Metal Mining Co.
Ltd. 19,800 594,130
2,803,350
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 108 429,358
Nippon Building Fund, Inc. 596 547,055
976,413
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 238,139 1,296,556
Idemitsu Kosan Co. Ltd.(a) 75,180 539,787
Inpex Corp. 75,700 1,026,877
2,863,220
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 13,200 282,431
Japan Airlines Co. Ltd.(a) 12,186 214,006
496,437
Personal Care Products 0 .2%
Kao Corp. 37,700 1,868,220
Shiseido Co. Ltd. 32,200 872,773
2,740,993
Pharmaceuticals 1 .2%
Astellas Pharma, Inc.(a) 152,100 1,745,866
Chugai Pharmaceutical Co.
Ltd. 54,600 2,640,581
Daiichi Sankyo Co. Ltd. 153,600 5,049,780
Eisai Co. Ltd. 21,500 799,993
Kyowa Kirin Co. Ltd. 19,200 338,250
Ono Pharmaceutical Co. Ltd.
(a) 28,800 383,608
Otsuka Holdings Co. Ltd. 34,700 1,956,927
Shionogi & Co. Ltd. 63,000 902,333
Takeda Pharmaceutical Co.
Ltd. 131,849 3,770,725
17,588,063
Common Stocks
Shares Value ($)
JAPAN
Professional Services 0 .5%
Recruit Holdings Co. Ltd. 122,100 7,437,013
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 4,700 570,969
Daiwa House Industry Co.
Ltd. 45,600 1,433,368
Hulic Co. Ltd. 30,600 310,566
Mitsubishi Estate Co. Ltd. 95,100 1,501,381
Mitsui Fudosan Co. Ltd. 219,700 2,058,002
Nomura Real Estate
Holdings, Inc. 7,900 211,532
Sumitomo Realty &
Development Co. Ltd. 22,600 759,615
6,845,433
Semiconductors & Semiconductor Equipment 1 .1%
Advantest Corp. 63,000 2,993,550
Disco Corp. 7,600 2,009,887
Kokusai Electric Corp.(a) 11,800 263,751
Lasertec Corp. 6,600 1,093,374
Renesas Electronics Corp. 140,100 2,044,363
Rohm Co. Ltd.(a) 26,700 299,752
SCREEN Holdings Co. Ltd.
(a) 7,000 491,630
SUMCO Corp.(a) 29,300 316,623
Tokyo Electron Ltd. 36,800 6,534,635
16,047,565
Software 0 .1%
Oracle Corp. Japan 3,100 318,745
Trend Micro, Inc. 10,200 604,658
923,403
Specialty Retail 0 .5%
Fast Retailing Co. Ltd. 15,600 5,168,371
Nitori Holdings Co. Ltd.(a) 6,700 1,016,101
ZOZO, Inc. 10,100 367,074
6,551,546
Technology Hardware, Storage & Peripherals 0 .4%
Brother Industries Ltd.(a) 18,700 363,384
Canon, Inc. 76,900 2,525,631
FUJIFILM Holdings Corp. 91,700 2,365,308
Ricoh Co. Ltd.(a) 43,000 463,370
Seiko Epson Corp.(a) 23,300 429,753
6,147,446
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 54,800 1,148,137
Tobacco 0 .2%
Japan Tobacco, Inc. 99,500 2,906,716
Trading Companies & Distributors 1 .4%
ITOCHU Corp.(a) 98,200 5,275,428
Marubeni Corp. 118,000 1,935,828
Mitsubishi Corp. 274,300 5,668,577
Mitsui & Co. Ltd. 211,500 4,709,897
MonotaRO Co. Ltd.(a) 22,000 366,143
Sumitomo Corp. 85,700 1,916,281
Toyota Tsusho Corp. 53,700 971,223
20,843,377
Wireless Telecommunication Services 0 .8%
KDDI Corp.(a) 125,400 4,013,907
SoftBank Corp.(a) 2,355,000 3,075,112

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Group Corp. 84,800 5,006,225
12,095,244
323,095,046
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 13,161 336,211
LUXEMBOURG 0 .1%
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE 11,096 703,263
Metals & Mining 0 .1%
ArcelorMittal SA(a) 38,749 1,016,931
1,720,194
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 177,000 877,621
Sands China Ltd.* 193,900 490,114
1,367,735
NETHERLANDS 4 .3%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(b) 37,239 672,584
ING Groep NV 271,549 4,939,019
5,611,603
Beverages 0 .2%
Heineken Holding NV 10,409 786,131
Heineken NV 23,757 2,106,461
2,892,592
Biotechnology 0 .2%
Argenx SE* 4,945 2,676,593
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 6,758 733,577
Chemicals 0 .1%
Akzo Nobel NV 14,006 987,894
OCI NV(a) 7,381 210,027
1,197,921
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 76,714 2,650,619
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 327,334 1,336,918
Entertainment 0 .1%
Universal Music Group NV(a) 69,058 1,808,224
Financial Services 0 .2%
Adyen NV Reg. S*(b) 1,773 2,776,788
EXOR NV 8,246 883,780
3,660,568
Food Products 0 .0%
†
JDE Peet's NV 10,484 219,107
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 65,169 2,135,488
Insurance 0 .2%
Aegon Ltd. 112,438 722,483
ASR Nederland NV 12,579 616,825
NN Group NV 22,036 1,099,015
2,438,323
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 0 .3%
Randstad NV(a) 9,330 463,771
Wolters Kluwer NV 20,630 3,477,328
3,941,099
Semiconductors & Semiconductor Equipment 2 .1%
ASM International NV 3,890 2,563,501
ASML Holding NV 32,920 27,443,748
BE Semiconductor Industries
NV 6,163 782,723
30,789,972
Trading Companies & Distributors 0 .1%
IMCD NV 4,716 819,909
62,912,513
NEW ZEALAND 0 .3%
Diversified Telecommunication Services 0 .0%
†
Spark New Zealand Ltd. 161,178 310,299
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 61,413 251,015
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 47,876 1,057,090
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 106,098 400,377
Software 0 .1%
Xero Ltd.* 12,159 1,261,482
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 109,506 519,039
3,799,302
NORWAY 0 .5%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 7,983 782,154
Banks 0 .1%
DNB Bank ASA 70,091 1,437,784
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 54,622 699,095
Food Products 0 .1%
Mowi ASA 36,784 661,536
Orkla ASA 54,266 511,505
Salmar ASA 5,395 283,123
1,456,164
Insurance 0 .0%
†
Gjensidige Forsikring ASA 15,461 289,264
Metals & Mining 0 .0%
†
Norsk Hydro ASA 112,142 728,828
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 26,204 563,612
Equinor ASA 69,025 1,749,366
2,312,978
7,706,267
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 16,585 312,959

90 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 24,718 485,861
Electric Utilities 0 .1%
EDP SA 259,329 1,184,690
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 39,391 739,620
2,410,171
SINGAPORE 1 .5%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 128,000 462,711
Banks 0 .7%
DBS Group Holdings Ltd. 165,500 4,915,275
Oversea-Chinese Banking
Corp. Ltd. 276,900 3,260,586
United Overseas Bank Ltd. 104,600 2,624,623
10,800,484
Capital Markets 0 .1%
Singapore Exchange Ltd. 74,100 658,333
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 618,650 1,557,153
Entertainment 0 .2%
Sea Ltd., ADR* 30,286 2,855,364
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 174,335 662,473
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 509,396 347,143
Industrial Conglomerates 0 .0%
†
Keppel Ltd. 118,000 608,511
Industrial REITs 0 .1%
CapitaLand Ascendas REIT 296,407 658,487
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 78,000 335,342
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 116,014 612,415
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 192,897 469,061
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 453,105 748,409
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV 55,125 1,642,399
22,418,285
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 104,506 3,396,554
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(a)
(b) 14,923 604,565
Common Stocks
Shares Value ($)
SPAIN 2 .7%
Banks 1 .0%
Banco Bilbao Vizcaya
Argentaria SA 473,366 5,124,148
Banco de Sabadell SA(a) 450,829 956,088
Banco Santander SA 1,276,500 6,523,373
CaixaBank SA 295,647 1,762,315
14,365,924
Biotechnology 0 .0%
†
Grifols SA*(a) 26,811 304,524
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 15,130 698,705
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 41,008 1,661,519
Telefonica SA(a) 330,390 1,615,410
3,276,929
Electric Utilities 0 .6%
Acciona SA(a) 2,309 327,185
Endesa SA 24,693 539,537
Iberdrola SA 503,166 7,784,773
Redeia Corp. SA(a) 32,057 623,555
9,275,050
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 37,478 2,705,091
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 27,414 479,551
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 101,984 1,349,615
Specialty Retail 0 .4%
Industria de Diseno Textil SA 89,714 5,309,890
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 6,103 1,342,981
39,108,260
SWEDEN 3 .3%
Aerospace & Defense 0 .0%
†
Saab AB, Class B(a) 25,856 550,151
Automobiles 0 .0%
†
Volvo Car AB, Class B*(a) 52,647 144,762
Banks 0 .3%
Skandinaviska Enskilda
Banken AB, Class A 131,379 2,010,028
Svenska Handelsbanken AB,
Class A 116,732 1,199,000
Swedbank AB, Class A 71,208 1,510,739
4,719,767
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 14,815 477,237
Building Products 0 .2%
Assa Abloy AB, Class B 81,961 2,759,560
Nibe Industrier AB, Class
B(a) 123,952 680,151
3,439,711

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
SWEDEN
Capital Markets 0 .1%
EQT AB(a) 29,904 1,024,552
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B(a) 39,607 503,009
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 225,320 1,703,016
Construction & Engineering 0 .0%
†
Skanska AB, Class B(a) 29,468 615,060
Diversified Telecommunication Services 0 .1%
Telia Co. AB 204,156 660,243
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 173,048 1,867,590
Financial Services 0 .4%
Industrivarden AB, Class A(a) 10,309 381,118
Industrivarden AB, Class
C(a) 14,255 524,317
Investor AB, Class B 143,163 4,409,343
L E Lundbergforetagen AB,
Class B(a) 5,964 341,379
5,656,157
Health Care Equipment & Supplies 0 .0%
†
Getinge AB, Class B 17,992 388,376
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(b) 14,834 1,457,967
Household Products 0 .1%
Essity AB, Class B 49,205 1,535,622
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B 13,300 415,101
Lifco AB, Class B 19,835 653,115
1,068,216
Machinery 1 .2%
Alfa Laval AB 24,213 1,162,652
Atlas Copco AB, Class A 223,454 4,323,081
Atlas Copco AB, Class B 126,913 2,172,257
Epiroc AB, Class A(a) 54,010 1,167,498
Epiroc AB, Class B 30,094 570,269
Husqvarna AB, Class B(a) 28,391 199,110
Indutrade AB 23,089 718,145
Sandvik AB 87,166 1,947,740
SKF AB, Class B 29,532 587,489
Trelleborg AB, Class B 17,853 686,045
Volvo AB, Class A 16,247 433,588
Volvo AB, Class B 131,721 3,482,263
17,450,137
Metals & Mining 0 .1%
Boliden AB 22,578 765,975
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 6,610 286,117
Svenska Cellulosa AB SCA,
Class B(a) 49,097 715,302
1,001,419
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B*(a) 52,175 458,385
Sagax AB, Class B(a) 18,146 517,172
975,557
Common Stocks
Shares Value ($)
SWEDEN
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 47,429 807,410
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 21,635 648,617
Beijer Ref AB, Class B(a) 30,092 496,668
1,145,285
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 46,644 527,685
48,484,904
SWITZERLAND 6 .3%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered) 2,334 240,984
Building Products 0 .1%
Geberit AG (Registered) 2,743 1,790,605
Capital Markets 0 .8%
Julius Baer Group Ltd. 17,065 1,028,208
Partners Group Holding AG 1,891 2,844,062
UBS Group AG (Registered) 270,964 8,365,992
12,238,262
Chemicals 0 .8%
Clariant AG (Registered) 16,802 254,578
DSM-Firmenich AG 15,560 2,142,709
EMS-Chemie Holding AG
(Registered)(a) 575 483,085
Givaudan SA (Registered) 759 4,163,217
Sika AG (Registered) 12,558 4,166,355
11,209,944
Containers & Packaging 0 .1%
SIG Group AG(a) 26,860 599,705
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 2,089 1,364,609
Electric Utilities 0 .0%
†
BKW AG 1,655 300,083
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 130,294 7,552,689
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 281 520,439
Chocoladefabriken Lindt &
Spruengli AG(a) 81 1,045,777
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 1,019,733
2,585,949
Health Care Equipment & Supplies 0 .2%
Sonova Holding AG
(Registered) 4,281 1,537,706
Straumann Holding AG
(Registered)(a) 9,421 1,546,455
3,084,161
Insurance 0 .7%
Baloise Holding AG
(Registered) 3,643 743,027
Helvetia Holding AG
(Registered)(a) 2,881 497,774
Swiss Life Holding AG
(Registered) 2,367 1,977,597

92 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Zurich Insurance Group AG 12,058 7,273,734
10,492,132
Life Sciences Tools & Services 0 .3%
Bachem Holding AG(a) 2,947 248,389
Lonza Group AG
(Registered) 5,950 3,764,081
4,012,470
Machinery 0 .2%
Schindler Holding AG 3,376 989,805
Schindler Holding AG
(Registered) 1,883 535,903
VAT Group AG Reg. S(b) 2,270 1,157,329
2,683,037
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 3,990 1,088,659
Pharmaceuticals 1 .4%
Galderma Group AG* 3,961 368,003
Novartis AG (Registered) 162,376 18,692,039
Sandoz Group AG 33,550 1,398,940
20,458,982
Professional Services 0 .1%
Adecco Group AG
(Registered) 13,332 453,692
SGS SA (Registered) 12,428 1,386,872
1,840,564
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 6,776 759,611
Software 0 .0%
†
Temenos AG (Registered) 5,369 375,952
Specialty Retail 0 .0%
†
Avolta AG 7,247 307,223
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 12,831 1,148,154
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 44,194 7,006,618
Swatch Group AG (The)(a) 2,410 517,158
Swatch Group AG (The)
(Registered)(a) 4,684 201,017
7,724,793
91,858,568
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 10 .8%
Aerospace & Defense 0 .7%
BAE Systems plc 250,518 4,146,981
Melrose Industries plc 109,665 670,766
Rolls-Royce Holdings plc* 700,678 4,948,403
9,766,150
Banks 1 .8%
Barclays plc 1,212,044 3,647,643
HSBC Holdings plc 1,525,622 13,684,156
Lloyds Banking Group plc 5,140,866 4,036,744
NatWest Group plc 542,593 2,506,840
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc 180,782 1,922,484
25,797,867
Beverages 0 .5%
Coca-Cola Europacific
Partners plc 16,877 1,329,064
Diageo plc 183,032 6,386,356
7,715,420
Broadline Retail 0 .1%
Next plc 10,076 1,319,785
Capital Markets 0 .7%
3i Group plc 81,004 3,586,195
Hargreaves Lansdown plc 27,474 409,728
London Stock Exchange
Group plc 39,273 5,369,836
Schroders plc 65,633 307,026
9,672,785
Chemicals 0 .0%
†
Croda International plc 10,749 607,649
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 205,688 1,009,292
Consumer Staples Distribution & Retail 0 .2%
J Sainsbury plc 129,442 512,053
Tesco plc 569,551 2,730,599
3,242,652
Diversified Consumer Services 0 .0%
†
Pearson plc 48,354 655,693
Diversified REITs 0 .0%
†
Land Securities Group plc 57,633 502,433
Diversified Telecommunication Services 0 .1%
BT Group plc(a) 550,364 1,090,480
Electric Utilities 0 .1%
SSE plc 89,430 2,254,234
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 32,273 1,126,901
Financial Services 0 .1%
M&G plc 194,963 540,956
Wise plc, Class A* 57,541 519,009
1,059,965
Food Products 0 .1%
Associated British Foods plc 27,359 853,814
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 70,312 1,093,125
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 140,497 4,501,564
Entain plc 53,534 546,664
InterContinental Hotels
Group plc 13,271 1,450,348
Whitbread plc 14,395 604,213
7,102,789
Household Durables 0 .2%
Barratt Developments plc 118,790 761,795
Berkeley Group Holdings plc 7,995 505,184
Persimmon plc 26,416 580,047
Taylor Wimpey plc 303,173 667,230
2,514,256

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Products 0 .2%
Reckitt Benckiser Group plc 57,344 3,511,620
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 217,016 1,232,047
DCC plc 8,462 576,772
Smiths Group plc 26,916 604,537
2,413,356
Industrial REITs 0 .1%
Segro plc 107,285 1,255,706
Insurance 0 .3%
Admiral Group plc 20,629 769,422
Aviva plc 216,521 1,403,278
Legal & General Group plc 495,888 1,499,904
Phoenix Group Holdings plc 53,666 402,358
4,074,962
Interactive Media & Services 0 .1%
Auto Trader Group plc Reg.
S(b) 74,523 865,114
Machinery 0 .0%
†
Spirax Group plc 6,229 627,687
Media 0 .1%
Informa plc 112,340 1,234,063
WPP plc 87,146 890,603
2,124,666
Multi-Utilities 0 .4%
Centrica plc 436,308 680,928
National Grid plc 397,848 5,484,566
6,165,494
Personal Care Products 0 .9%
Unilever plc 205,539 13,311,111
Pharmaceuticals 1 .3%
AstraZeneca plc 127,719 19,894,130
Professional Services 0 .6%
Intertek Group plc 13,230 914,541
RELX plc 153,825 7,267,574
8,182,115
Software 0 .1%
Sage Group plc (The) 82,224 1,128,298
Specialty Retail 0 .1%
JD Sports Fashion plc 220,362 455,508
Kingfisher plc 150,084 647,605
1,103,113
Tobacco 0 .5%
British American Tobacco plc 163,436 5,960,001
Imperial Brands plc 68,067 1,979,823
7,939,824
Trading Companies & Distributors 0 .3%
Ashtead Group plc 36,386 2,824,324
Bunzl plc 27,549 1,303,348
4,127,672
Water Utilities 0 .1%
Severn Trent plc 22,598 798,480
United Utilities Group plc 56,387 789,217
1,587,697
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 1,862,649 1,869,593
157,567,448
Common Stocks
Shares Value ($)
UNITED STATES 8 .9%
Automobiles 0 .2%
Stellantis NV 174,343 2,412,799
Biotechnology 0 .5%
CSL Ltd. 39,813 7,897,072
Construction & Engineering 0 .1%
Ferrovial SE 43,357 1,866,308
Construction Materials 0 .4%
Holcim AG 42,940 4,198,337
James Hardie Industries plc
CHDI* 35,808 1,433,285
5,631,622
Electrical Equipment 0 .8%
Schneider Electric SE 45,047 11,917,734
Energy Equipment & Services 0 .0%
†
Tenaris SA 37,868 601,075
Food Products 1 .5%
Nestle SA (Registered) 215,849 21,753,916
Health Care Equipment & Supplies 0 .3%
Alcon, Inc. 41,343 4,133,786
Insurance 0 .2%
Swiss Re AG 24,709 3,413,064
Life Sciences Tools & Services 0 .1%
QIAGEN NV*(a) 18,850 847,698
Oil, Gas & Consumable Fuels 1 .7%
BP plc 1,361,797 7,183,172
Shell plc 519,144 16,920,409
24,103,581
Personal Care Products 0 .2%
Haleon plc 608,139 3,180,398
Pharmaceuticals 2 .5%
GSK plc 340,784 6,931,508
Roche Holding AG 60,568 19,447,505
Sanofi SA 93,897 10,818,272
37,197,285
Professional Services 0 .3%
Experian plc 75,638 3,984,762
Software 0 .1%
CyberArk Software Ltd.*(a) 3,507 1,022,676
Monday.com Ltd.* 3,043 845,254
1,867,930
130,809,030
Total Common Stocks
(cost $779,446,769) 1,443,954,974

94 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
Repurchase Agreements 2 .8%
Principal
Amount ($) Value ($)
Bank of America
NA, 4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,356,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046;
total market value
$10,200,000.(c) 10,000,000 10,000,000
BofA Securities,
Inc., 4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $5,000,678,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 6.23%, maturing
5/25/2034 - 12/20/2060;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Cantor Fitzgerald &
Co., 4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $1,500,206,
collateralized by U.S.
Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$1,530,000.(c) 1,500,000 1,500,000
Cantor Fitzgerald &
Co., 4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $12,288,433,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$12,532,479.(c) 12,286,744 12,286,744
ING Financial Services
LLC, 4.83%, dated
9/26/2024, due
10/1/2024, repurchase
price $2,511,740,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$2,550,001.(c) 2,500,000 2,500,000
Repurchase Agreements
Principal
Amount ($)   Value ($)
ING Financial Services
LLC, 4.83%, dated
9/27/2024, due
10/1/2024, repurchase
price $2,007,513,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$2,040,001.(c) 2,000,000 2,000,000
Pershing LLC, 4.85%,
dated 9/30/2024, due
10/1/2024, repurchase
price $6,000,808,
collateralized by
U.S. Government
Agency and Treasury
Securities, ranging
from 0.00% - 8.00%,
maturing 10/31/2024 -
10/20/2073; total market
value $6,120,020.(c) 6,000,000 6,000,000
Santander US Capital
Markets, 4.88%,
dated 9/30/2024, due
10/1/2024, repurchase
price $2,000,271,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
10/25/2024 - 3/20/2071;
total market value
$2,040,277.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $41,286,744) 41,286,744
Total Investments
(cost $820,733,513) — 101.3% 1,485,241,718
Liabilities in excess of other assets
— (1.3)% (19,527,626)
NET ASSETS — 100.0%
$ 1,465,714,092

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 95
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $57,771,900, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $41,286,744 and by
$21,595,195 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $62,881,939.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2024 was $18,966,296 which represents 1.29% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$41,286,744.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 86 12/2024 EUR 4,815,264 25,807
FTSE 100 Index 30 12/2024 GBP 3,324,393 (13,714)
Nikkei 225 Index 21 12/2024 JPY 2,764,446 (7,614)
SPI 200 Index 12 12/2024 AUD 1,722,706 8,435
Net contracts 12,914
As of September 30, 2024, the Fund had $675,465 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

96 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 97
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 31,325,408 $ – $ 31,325,408
Air Freight & Logistics – 7,244,699 – 7,244,699
Automobile Components – 8,395,967 – 8,395,967
Automobiles – 41,492,297 – 41,492,297
Banks – 156,395,736 – 156,395,736
Beverages 1,329,064 22,339,373 – 23,668,437
Biotechnology – 13,261,043 – 13,261,043
Broadline Retail 303,138 12,489,471 – 12,792,609
Building Products – 14,190,478 – 14,190,478
Capital Markets 399,817 44,340,503 – 44,740,320
Chemicals – 44,236,698 – 44,236,698
Commercial Services & Supplies – 5,488,921 – 5,488,921
Communications Equipment – 3,657,113 – 3,657,113
Construction & Engineering – 10,986,667 – 10,986,667
Construction Materials – 6,862,413 – 6,862,413
Consumer Staples Distribution & Retail – 16,854,402 – 16,854,402
Containers & Packaging – 599,705 – 599,705
Distributors – 404,205 – 404,205
Diversified Consumer Services – 655,693 – 655,693
Diversified REITs – 2,500,723 – 2,500,723
Diversified Telecommunication Services – 25,430,789 – 25,430,789
Electric Utilities – 26,433,570 – 26,433,570
Electrical Equipment – 32,014,611 – 32,014,611
Electronic Equipment, Instruments &
Components – 19,105,275 – 19,105,275
Energy Equipment & Services – 601,075 – 601,075
Entertainment 2,855,364 9,775,391 – 12,630,755
Financial Services – 15,833,903 – 15,833,903
Food Products – 37,086,418 – 37,086,418
Gas Utilities – 3,545,684 – 3,545,684
Ground Transportation 662,473 5,610,632 – 6,273,105
Health Care Equipment & Supplies – 31,404,189 – 31,404,189
Health Care Providers & Services – 3,524,408 – 3,524,408
Health Care Technology – 968,660 – 968,660
Hotels, Restaurants & Leisure – 20,757,133 – 20,757,133
Household Durables – 16,291,586 – 16,291,586
Household Products – 8,282,220 – 8,282,220
Independent Power and Renewable
Electricity Producers – 3,778,232 – 3,778,232
Industrial Conglomerates – 27,974,620 – 27,974,620
Industrial REITs – 6,269,869 – 6,269,869
Insurance – 80,174,660 – 80,174,660
Interactive Media & Services – 3,868,599 – 3,868,599
IT Services 714,819 12,042,098 – 12,756,917
Leisure Products – 2,291,067 – 2,291,067
Life Sciences Tools & Services – 6,707,484 – 6,707,484
Machinery – 44,759,040 – 44,759,040
Marine Transportation – 5,345,120 – 5,345,120
Media – 5,373,542 – 5,373,542
Metals & Mining – 42,903,278 – 42,903,278
Multi-Utilities – 13,679,373 – 13,679,373
Office REITs – 1,856,125 – 1,856,125
Oil, Gas & Consumable Fuels – 51,395,185 – 51,395,185
Paper & Forest Products – 3,826,247 – 3,826,247
Passenger Airlines – 1,806,955 – 1,806,955
Personal Care Products – 29,367,854 – 29,367,854
Pharmaceuticals 1,704,025 134,919,955 – 136,623,980
Professional Services – 27,515,383 – 27,515,383
Real Estate Management & Development – 15,971,319 – 15,971,319

98 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs – $ 4,912,415 $ – $ 4,912,415
Semiconductors & Semiconductor
Equipment – 52,221,382 – 52,221,382
Software 3,261,368 28,160,857 – 31,422,225
Specialty Retail – 14,713,715 – 14,713,715
Technology Hardware, Storage &
Peripherals – 7,295,600 – 7,295,600
Textiles, Apparel & Luxury Goods – 40,656,189 – 40,656,189
Tobacco – 10,846,540 – 10,846,540
Trading Companies & Distributors 1,503,017 29,149,306 – 30,652,323
Transportation Infrastructure – 4,972,603 – 4,972,603
Water Utilities – 1,587,697 – 1,587,697
Wireless Telecommunication Services – 14,492,521 – 14,492,521
Total Common Stocks $ 12,733,085 $ 1,431,221,889 $ – $ 1,443,954,974
Futures Contracts 34,242 – – 34,242
Repurchase Agreements – 41,286,744 – 41,286,744
Total Assets $ 12,767,327 $ 1,472,508,633 $ – $ 1,485,275,960
Liabilities:
Futures Contracts $ (21,328) $ – $ – $ (21,328)
Total Liabilities $ (21,328) $ – $ – $ (21,328)
Total $ 12,745,999 $ 1,472,508,633 $ – $ 1,485,254,632
As of September 30, 2024, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT International Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 99
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 34,242
Total $ 34,242
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (21,328)
Total $ (21,328)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

100 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc. 38,992 4,238,431
Curtiss-Wright Corp. 16,445 5,405,307
Hexcel Corp.(a) 34,805 2,151,993
Woodward, Inc.(a) 25,467 4,367,845
16,163,576
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 51,102 2,660,881
Automobile Components 0 .9%
Autoliv, Inc. 31,033 2,897,551
Gentex Corp.(a) 97,866 2,905,641
Goodyear Tire & Rubber Co.
(The)* 120,609 1,067,390
Lear Corp. 24,209 2,642,412
Visteon Corp.* 11,511 1,096,308
10,609,302
Automobiles 0 .4%
Harley-Davidson, Inc.(a) 50,462 1,944,301
Thor Industries, Inc.(a) 22,612 2,484,833
4,429,134
Banks 5 .7%
Associated Banc-Corp. 61,876 1,332,809
Bank OZK(a) 45,044 1,936,442
Cadence Bank 79,756 2,540,229
Columbia Banking System,
Inc.(a) 89,523 2,337,446
Commerce Bancshares, Inc.
(a) 50,122 2,977,247
Cullen/Frost Bankers, Inc.(a) 27,470 3,072,794
East West Bancorp, Inc. 59,454 4,919,224
First Financial Bankshares,
Inc.(a) 54,759 2,026,631
First Horizon Corp. 228,770 3,552,798
FNB Corp. 156,386 2,206,607
Glacier Bancorp, Inc.(a) 48,430 2,213,251
Hancock Whitney Corp.(a) 37,122 1,899,533
Home BancShares, Inc. 79,473 2,152,924
International Bancshares Corp. 22,703 1,357,412
New York Community
Bancorp, Inc.(a) 124,997 1,403,716
Old National Bancorp 137,413 2,564,127
Pinnacle Financial Partners,
Inc.(a) 32,756 3,209,105
Prosperity Bancshares, Inc. 40,205 2,897,574
SouthState Corp. 32,357 3,144,453
Synovus Financial Corp.(a) 62,192 2,765,678
Texas Capital Bancshares,
Inc.* 19,540 1,396,328
UMB Financial Corp.(a) 19,129 2,010,649
United Bankshares, Inc. 57,704 2,140,818
Valley National Bancorp 182,184 1,650,587
Webster Financial Corp. 73,367 3,419,636
Western Alliance Bancorp(a) 44,327 3,833,842
Wintrust Financial Corp. 28,455 3,088,221
Zions Bancorp NA 63,609 3,003,617
71,053,698
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 3,811 1,101,912
Celsius Holdings, Inc.*(a) 67,036 2,102,249
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 2,434 3,204,118
6,408,279
Biotechnology 2 .8%
Arrowhead Pharmaceuticals,
Inc.*(a) 52,483 1,016,596
BioMarin Pharmaceutical, Inc.* 81,128 5,702,487
Cytokinetics, Inc.*(a) 50,263 2,653,886
Exelixis, Inc.* 121,540 3,153,963
Halozyme Therapeutics,
Inc.*(a) 54,146 3,099,317
Neurocrine Biosciences, Inc.* 43,055 4,960,797
Roivant Sciences Ltd.* 177,623 2,049,769
Sarepta Therapeutics, Inc.* 40,641 5,075,655
United Therapeutics Corp.* 18,963 6,795,391
34,507,861
Broadline Retail 0 .4%
Macy's, Inc.(a) 117,567 1,844,626
Nordstrom, Inc.(a) 41,053 923,282
Ollie's Bargain Outlet
Holdings, Inc.* 26,082 2,535,171
5,303,079
Building Products 3 .7%
AAON, Inc. 28,624 3,086,812
Advanced Drainage Systems,
Inc. 29,873 4,694,841
Carlisle Cos., Inc.(a) 19,682 8,851,980
Fortune Brands Innovations,
Inc. 52,993 4,744,463
Lennox International, Inc.(a) 13,681 8,267,291
Owens Corning 37,140 6,555,953
Simpson Manufacturing Co.,
Inc.(a) 17,973 3,437,696
Trex Co., Inc.* 46,362 3,086,782
UFP Industries, Inc. 26,039 3,416,577
46,142,395
Capital Markets 3 .3%
Affiliated Managers Group, Inc. 12,915 2,296,287
Carlyle Group, Inc. (The)(a) 90,465 3,895,423
Evercore, Inc., Class A 15,531 3,934,623
Federated Hermes, Inc., Class
B 34,774 1,278,640
Hamilton Lane, Inc., Class A(a) 15,925 2,681,611
Houlihan Lokey, Inc., Class A 23,300 3,681,866
Interactive Brokers Group,
Inc., Class A(a) 46,720 6,510,899
Janus Henderson Group plc 57,024 2,170,904
Jefferies Financial Group, Inc. 70,801 4,357,801
Morningstar, Inc. 11,413 3,642,117
SEI Investments Co. 43,899 3,037,372
Stifel Financial Corp. 45,114 4,236,205
41,723,748
Chemicals 2 .2%
Arcadium Lithium plc*(a) 451,288 1,286,171
Ashland, Inc.(a) 20,984 1,824,978
Avient Corp.(a) 40,032 2,014,410
Axalta Coating Systems Ltd.* 93,915 3,398,784
Cabot Corp. 23,497 2,626,260
Chemours Co. (The) 63,164 1,283,493
NewMarket Corp. 3,044 1,679,953
Olin Corp. 50,543 2,425,053

NVIT Mid Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Chemicals
RPM International, Inc.(a) 54,939 6,647,619
Scotts Miracle-Gro Co. (The) 18,174 1,575,686
Westlake Corp. 14,301 2,149,297
26,911,704
Commercial Services & Supplies 2 .0%
Brink's Co. (The) 18,910 2,186,752
Clean Harbors, Inc.* 21,789 5,266,619
MSA Safety, Inc. 16,199 2,872,731
RB Global, Inc. 78,571 6,324,180
Stericycle, Inc.* 39,831 2,429,691
Tetra Tech, Inc. 114,031 5,377,702
24,457,675
Communications Equipment 0 .5%
Ciena Corp.* 61,278 3,774,112
Lumentum Holdings, Inc.*(a) 29,009 1,838,590
5,612,702
Construction & Engineering 2 .6%
AECOM 57,165 5,903,430
Comfort Systems USA, Inc. 15,166 5,920,048
EMCOR Group, Inc. 19,887 8,561,950
Fluor Corp.* 73,109 3,488,031
MasTec, Inc.*(a) 26,253 3,231,744
MDU Resources Group, Inc.(a) 87,390 2,395,360
Valmont Industries, Inc. 8,595 2,492,120
31,992,683
Construction Materials 0 .5%
Eagle Materials, Inc. 14,330 4,122,025
Knife River Corp.* 24,139 2,157,785
6,279,810
Consumer Finance 0 .7%
Ally Financial, Inc. 117,616 4,185,953
FirstCash Holdings, Inc. 16,539 1,898,677
SLM Corp.(a) 95,101 2,174,960
8,259,590
Consumer Staples Distribution & Retail 2 .2%
BJ's Wholesale Club Holdings,
Inc.*(a) 56,551 4,664,326
Casey's General Stores, Inc. 15,811 5,940,351
Performance Food Group Co.* 66,762 5,232,138
Sprouts Farmers Market, Inc.* 42,677 4,711,968
US Foods Holding Corp.* 102,573 6,308,239
26,857,022
Containers & Packaging 1 .7%
AptarGroup, Inc. 28,063 4,495,412
Berry Global Group, Inc. 49,012 3,331,836
Crown Holdings, Inc. 50,735 4,864,472
Graphic Packaging Holding
Co.(a) 128,131 3,791,396
Greif, Inc., Class A(a) 11,047 692,205
Silgan Holdings, Inc. 34,266 1,798,965
Sonoco Products Co.(a) 42,134 2,301,780
21,276,066
Diversified Consumer Services 1 .3%
Duolingo, Inc., Class A*(a) 15,945 4,496,809
Graham Holdings Co., Class B 1,465 1,203,820
Grand Canyon Education,
Inc.* 12,253 1,738,088
H&R Block, Inc. 59,431 3,776,840
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 62,068 4,899,027
16,114,584
Diversified REITs 0 .5%
WP Carey, Inc.(a) 93,199 5,806,298
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.* 94,281 3,349,804
Iridium Communications, Inc. 50,298 1,531,574
4,881,378
Electric Utilities 0 .9%
ALLETE, Inc. 23,669 1,519,313
IDACORP, Inc. 21,832 2,250,661
OGE Energy Corp.(a) 87,463 3,587,732
Portland General Electric Co. 44,253 2,119,719
TXNM Energy, Inc.(a) 38,628 1,690,747
11,168,172
Electrical Equipment 1 .6%
Acuity Brands, Inc. 13,174 3,627,988
EnerSys 17,331 1,768,629
NEXTracker, Inc., Class A* 61,086 2,289,503
nVent Electric plc 71,188 5,001,669
Regal Rexnord Corp. 28,418 4,713,978
Sensata Technologies Holding
plc(a) 64,668 2,318,994
19,720,761
Electronic Equipment, Instruments & Components 2 .7%
Arrow Electronics, Inc.* 22,665 3,010,592
Avnet, Inc. 38,097 2,069,048
Belden, Inc.(a) 17,475 2,046,847
Cognex Corp.(a) 73,261 2,967,071
Coherent Corp.*(a) 65,222 5,798,888
Crane NXT Co.(a) 21,148 1,186,403
Fabrinet* 15,110 3,572,608
IPG Photonics Corp.*(a) 11,870 882,178
Littelfuse, Inc.(a) 10,638 2,821,730
Novanta, Inc.* 15,392 2,753,937
TD SYNNEX Corp. 32,481 3,900,318
Vishay Intertechnology, Inc.(a) 49,378 933,738
Vontier Corp. 65,592 2,213,074
34,156,432
Energy Equipment & Services 0 .7%
ChampionX Corp. 82,227 2,479,144
NOV, Inc. 169,341 2,704,376
Valaris Ltd.*(a) 27,262 1,519,857
Weatherford International plc 31,170 2,646,956
9,350,333
Entertainment 0 .4%
TKO Group Holdings, Inc.,
Class A*(a) 28,135 3,480,581
Warner Music Group Corp.,
Class A(a) 60,663 1,898,752
5,379,333
Financial Services 1 .7%
Equitable Holdings, Inc. 107,684 4,525,959
Essent Group Ltd. 45,434 2,920,952
Euronet Worldwide, Inc.*(a) 18,192 1,805,192
MGIC Investment Corp.(a) 110,459 2,827,750
Voya Financial, Inc. 42,328 3,353,224

102 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Western Union Co. (The)(a) 136,090 1,623,554
WEX, Inc.*(a) 17,622 3,695,862
20,752,493
Food Products 1 .0%
Darling Ingredients, Inc.* 68,235 2,535,613
Flowers Foods, Inc. 84,025 1,938,457
Ingredion, Inc. 27,859 3,828,662
Lancaster Colony Corp. 8,181 1,444,519
Pilgrim's Pride Corp.*(a) 16,986 782,205
Post Holdings, Inc.*(a) 20,362 2,356,902
12,886,358
Gas Utilities 1 .0%
National Fuel Gas Co.(a) 38,750 2,348,638
New Jersey Resources Corp. 42,614 2,011,381
ONE Gas, Inc.(a) 24,089 1,792,703
Southwest Gas Holdings, Inc. 25,812 1,903,893
Spire, Inc.(a) 24,156 1,625,457
UGI Corp. 92,304 2,309,446
11,991,518
Ground Transportation 1 .6%
Avis Budget Group, Inc.(a) 7,532 659,728
Knight-Swift Transportation
Holdings, Inc., Class A 68,609 3,701,456
Landstar System, Inc. 14,891 2,812,463
Ryder System, Inc. 18,544 2,703,715
Saia, Inc.*(a) 11,321 4,950,220
XPO, Inc.* 49,597 5,332,174
20,159,756
Health Care Equipment & Supplies 1 .7%
Dentsply Sirona, Inc.(a) 88,342 2,390,535
Enovis Corp.* 21,588 929,363
Envista Holdings Corp.* 74,226 1,466,706
Globus Medical, Inc., Class A* 48,407 3,463,037
Haemonetics Corp.*(a) 21,795 1,751,882
Lantheus Holdings, Inc.* 29,618 3,250,576
LivaNova plc* 23,333 1,225,916
Masimo Corp.*(a) 18,865 2,515,270
Neogen Corp.*(a) 85,245 1,432,968
Penumbra, Inc.* 16,642 3,233,707
21,659,960
Health Care Providers & Services 2 .3%
Acadia Healthcare Co., Inc.*(a) 39,619 2,512,241
Amedisys, Inc.* 13,264 1,280,109
Chemed Corp. 6,397 3,844,405
Encompass Health Corp. 43,215 4,176,298
Ensign Group, Inc. (The) 24,069 3,461,604
HealthEquity, Inc.* 37,180 3,043,183
Option Care Health, Inc.*(a) 73,425 2,298,202
R1 RCM, Inc.* 65,932 934,256
Tenet Healthcare Corp.* 40,932 6,802,898
28,353,196
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A 154,947 2,812,288
Omega Healthcare Investors,
Inc. 108,494 4,415,706
Sabra Health Care REIT, Inc.
(a) 98,838 1,839,375
9,067,369
Common Stocks
Shares Value ($)
Health Care Technology 0 .2%
Doximity, Inc., Class A*(a) 53,500 2,330,995
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 89,964 1,268,492
Hotels, Restaurants & Leisure 3 .3%
Aramark 112,777 4,367,853
Boyd Gaming Corp. 29,833 1,928,704
Choice Hotels International,
Inc. 9,577 1,247,883
Churchill Downs, Inc. 30,800 4,164,468
Hilton Grand Vacations, Inc.* 27,674 1,005,120
Hyatt Hotels Corp., Class A(a) 19,364 2,947,201
Light & Wonder, Inc.* 37,863 3,435,310
Marriott Vacations Worldwide
Corp.(a) 13,784 1,012,848
Planet Fitness, Inc., Class A* 36,136 2,934,966
Texas Roadhouse, Inc., Class
A 28,503 5,033,630
Travel + Leisure Co. 30,238 1,393,367
Vail Resorts, Inc. 16,035 2,794,740
Wendy's Co. (The) 73,429 1,286,476
Wingstop, Inc. 12,528 5,212,650
Wyndham Hotels & Resorts,
Inc. 33,572 2,623,316
41,388,532
Household Durables 1 .9%
KB Home(a) 30,503 2,613,802
Taylor Morrison Home Corp.,
Class A* 44,301 3,112,588
Tempur Sealy International,
Inc. 74,388 4,061,585
Toll Brothers, Inc. 43,703 6,751,676
TopBuild Corp.*(a) 12,790 5,203,100
Whirlpool Corp.(a) 23,519 2,516,533
24,259,284
Independent Power and Renewable Electricity Producers
0 .1%
Ormat Technologies, Inc.(a) 22,962 1,766,696
Industrial REITs 1 .2%
EastGroup Properties, Inc.(a) 20,730 3,872,779
First Industrial Realty Trust,
Inc. 56,372 3,155,704
Rexford Industrial Realty, Inc.
(a) 93,752 4,716,663
STAG Industrial, Inc.(a) 76,998 3,009,852
14,754,998
Insurance 4 .6%
American Financial Group, Inc. 29,331 3,947,953
Brighthouse Financial, Inc.* 26,239 1,181,542
CNO Financial Group, Inc. 45,710 1,604,421
Fidelity National Financial, Inc.
(a) 113,038 7,015,138
First American Financial Corp. 43,939 2,900,413
Hanover Insurance Group, Inc.
(The) 15,458 2,289,484
Kemper Corp. 25,955 1,589,744
Kinsale Capital Group, Inc.(a) 9,429 4,389,859
Old Republic International
Corp. 102,866 3,643,514
Primerica, Inc. 14,525 3,851,304

NVIT Mid Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 28,272 6,159,621
RenaissanceRe Holdings Ltd. 22,280 6,069,072
RLI Corp. 17,473 2,707,966
Ryan Specialty Holdings, Inc.,
Class A(a) 43,781 2,906,621
Selective Insurance Group,
Inc. 26,141 2,438,955
Unum Group 71,803 4,267,970
56,963,577
Interactive Media & Services 0 .1%
ZoomInfo Technologies, Inc.,
Class A* 122,166 1,260,753
IT Services 0 .3%
ASGN, Inc.* 19,167 1,786,939
Kyndryl Holdings, Inc.* 98,846 2,271,481
4,058,420
Leisure Products 0 .7%
Brunswick Corp. 28,219 2,365,317
Mattel, Inc.* 144,911 2,760,555
Polaris, Inc. 22,214 1,849,093
YETI Holdings, Inc.* 36,042 1,478,803
8,453,768
Life Sciences Tools & Services 2 .5%
Avantor, Inc.*(a) 290,418 7,513,114
Azenta, Inc.*(a) 20,725 1,003,919
Bio-Rad Laboratories, Inc.,
Class A* 7,524 2,517,380
Bruker Corp. 46,081 3,182,354
Illumina, Inc.* 67,905 8,855,491
Medpace Holdings, Inc.*(a) 10,757 3,590,686
Repligen Corp.*(a) 22,255 3,311,989
Sotera Health Co.* 66,058 1,103,169
31,078,102
Machinery 4 .6%
AGCO Corp.(a) 26,407 2,584,189
Chart Industries, Inc.*(a) 17,955 2,228,934
CNH Industrial NV 355,234 3,943,097
Crane Co. 20,770 3,287,476
Donaldson Co., Inc. 51,302 3,780,957
Esab Corp. 24,378 2,591,625
Flowserve Corp. 55,992 2,894,227
Graco, Inc. 71,728 6,276,917
ITT, Inc. 34,949 5,225,225
Lincoln Electric Holdings, Inc.
(a) 24,167 4,640,547
Middleby Corp. (The)*(a) 22,922 3,189,138
Oshkosh Corp. 27,995 2,805,379
RBC Bearings, Inc.*(a) 12,415 3,716,803
Terex Corp.(a) 28,807 1,524,178
Timken Co. (The) 27,575 2,324,297
Toro Co. (The) 44,221 3,835,287
Watts Water Technologies,
Inc., Class A(a) 11,637 2,411,070
57,259,346
Marine Transportation 0 .2%
Kirby Corp.* 24,664 3,019,614
Common Stocks
Shares Value ($)
Media 0 .5%
New York Times Co. (The),
Class A 69,612 3,875,300
Nexstar Media Group, Inc.,
Class A 13,032 2,154,841
6,030,141
Metals & Mining 1 .9%
Alcoa Corp.(a) 110,042 4,245,420
Cleveland-Cliffs, Inc.*(a) 200,424 2,559,415
Commercial Metals Co. 49,222 2,705,241
Reliance, Inc. 23,403 6,768,382
Royal Gold, Inc. 27,987 3,926,576
United States Steel Corp.(a) 95,324 3,367,797
23,572,831
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc.(a) 215,883 4,332,772
Starwood Property Trust, Inc.
(a) 136,190 2,775,552
7,108,324
Multi-Utilities 0 .3%
Black Hills Corp. 29,687 1,814,470
Northwestern Energy Group,
Inc. 25,692 1,470,096
3,284,566
Office REITs 0 .6%
COPT Defense Properties(a) 47,211 1,431,910
Cousins Properties, Inc.(a) 65,026 1,916,966
Kilroy Realty Corp.(a) 45,114 1,745,912
Vornado Realty Trust(a) 70,054 2,760,127
7,854,915
Oil, Gas & Consumable Fuels 4 .2%
Antero Midstream Corp.(a) 145,011 2,182,416
Antero Resources Corp.* 124,914 3,578,786
Chesapeake Energy Corp.(a) 47,717 3,924,723
Chord Energy Corp. 26,529 3,454,872
Civitas Resources, Inc. 39,217 1,987,125
CNX Resources Corp.*(a) 64,884 2,113,272
DT Midstream, Inc.(a) 40,989 3,224,195
HF Sinclair Corp.(a) 67,639 3,014,670
Matador Resources Co. 50,040 2,472,977
Murphy Oil Corp.(a) 62,174 2,097,751
Ovintiv, Inc. 110,239 4,223,256
PBF Energy, Inc., Class A 42,119 1,303,583
Permian Resources Corp.,
Class A 256,076 3,485,194
Range Resources Corp. 103,907 3,196,179
Southwestern Energy Co.* 474,150 3,371,206
Texas Pacific Land Corp.(a) 8,025 7,100,039
Viper Energy, Inc., Class A 43,772 1,974,555
52,704,799
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 26,690 2,868,107
Passenger Airlines 0 .2%
American Airlines Group,
Inc.*(a) 265,749 2,987,019
Personal Care Products 0 .6%
BellRing Brands, Inc.* 55,063 3,343,425
Coty, Inc., Class A*(a) 157,182 1,475,939

104 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Personal Care Products
elf Beauty, Inc.* 23,992 2,615,848
7,435,212
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc*(a) 26,381 2,939,107
Perrigo Co. plc(a) 58,461 1,533,432
4,472,539
Professional Services 2 .7%
CACI International, Inc., Class
A* 9,561 4,824,098
Concentrix Corp.(a) 20,425 1,046,781
ExlService Holdings, Inc.* 68,879 2,627,734
Exponent, Inc. 21,547 2,483,938
FTI Consulting, Inc.* 15,001 3,413,627
Genpact Ltd. 69,677 2,732,035
Insperity, Inc.(a) 15,210 1,338,480
KBR, Inc. 56,966 3,710,196
ManpowerGroup, Inc. 20,217 1,486,354
Maximus, Inc. 25,707 2,394,864
Parsons Corp.*(a) 18,629 1,931,455
Paylocity Holding Corp.* 18,503 3,052,440
Science Applications
International Corp. 21,933 3,054,609
34,096,611
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 20,281 5,472,017
Residential REITs 1 .0%
American Homes 4 Rent,
Class A 133,806 5,136,812
Equity LifeStyle Properties,
Inc. 79,263 5,654,622
Independence Realty Trust,
Inc.(a) 96,145 1,970,973
12,762,407
Retail REITs 1 .1%
Agree Realty Corp.(a) 42,183 3,177,645
Brixmor Property Group, Inc. 129,716 3,613,888
Kite Realty Group Trust(a) 94,228 2,502,696
NNN REIT, Inc.(a) 78,428 3,802,974
13,097,203
Semiconductors & Semiconductor Equipment 2 .4%
Allegro MicroSystems, Inc.*(a) 62,624 1,459,139
Amkor Technology, Inc. 47,342 1,448,665
Cirrus Logic, Inc.* 22,823 2,834,845
Lattice Semiconductor
Corp.*(a) 58,794 3,120,198
MACOM Technology Solutions
Holdings, Inc.*(a) 24,049 2,675,692
MKS Instruments, Inc. 28,181 3,063,556
Onto Innovation, Inc.* 21,122 4,384,082
Power Integrations, Inc.(a) 24,246 1,554,654
Rambus, Inc.* 45,824 1,934,689
Silicon Laboratories, Inc.*(a) 13,982 1,615,900
Synaptics, Inc.*(a) 17,349 1,345,935
Universal Display Corp.(a) 18,839 3,954,306
29,391,661
Software 2 .7%
Altair Engineering, Inc., Class
A*(a) 24,801 2,368,743
Appfolio, Inc., Class A*(a) 9,693 2,281,732
Common Stocks
Shares Value ($)
Software
Aspen Technology, Inc.*(a) 11,341 2,708,458
Blackbaud, Inc.* 17,155 1,452,685
CommVault Systems, Inc.* 18,648 2,868,995
Dolby Laboratories, Inc., Class
A 25,649 1,962,918
Dropbox, Inc., Class A*(a) 101,418 2,579,060
Dynatrace, Inc.* 126,730 6,776,253
Manhattan Associates, Inc.* 26,107 7,345,988
Qualys, Inc.* 15,708 2,017,850
Teradata Corp.* 41,624 1,262,872
33,625,554
Specialized REITs 1 .8%
CubeSmart(a) 96,090 5,172,525
EPR Properties(a) 32,183 1,578,254
Gaming and Leisure
Properties, Inc.(a) 117,764 6,058,958
Lamar Advertising Co., Class A 37,543 5,015,745
National Storage Affiliates
Trust(a) 29,481 1,420,984
PotlatchDeltic Corp. 30,433 1,371,007
Rayonier, Inc.(a) 56,967 1,833,198
22,450,671
Specialty Retail 4 .2%
Abercrombie & Fitch Co.,
Class A* 21,776 3,046,462
AutoNation, Inc.*(a) 10,744 1,922,317
Burlington Stores, Inc.* 26,898 7,087,085
Dick's Sporting Goods, Inc. 24,688 5,152,386
Five Below, Inc.* 23,457 2,072,426
Floor & Decor Holdings, Inc.,
Class A*(a) 45,681 5,672,210
GameStop Corp., Class A* 165,611 3,797,460
Gap, Inc. (The)(a) 95,223 2,099,667
Lithia Motors, Inc., Class A 11,411 3,624,590
Murphy USA, Inc.(a) 7,932 3,909,445
Penske Automotive Group,
Inc.(a) 7,929 1,287,828
RH*(a) 6,345 2,121,958
Valvoline, Inc.*(a) 55,474 2,321,587
Williams-Sonoma, Inc.(a) 54,770 8,484,968
52,600,389
Technology Hardware, Storage & Peripherals 0 .5%
Pure Storage, Inc., Class A* 131,625 6,612,840
Textiles, Apparel & Luxury Goods 1 .2%
Capri Holdings Ltd.* 50,638 2,149,077
Carter's, Inc.(a) 15,078 979,769
Columbia Sportswear Co.(a) 13,806 1,148,521
Crocs, Inc.* 25,342 3,669,775
PVH Corp. 24,087 2,428,692
Skechers USA, Inc., Class A* 56,488 3,780,177
Under Armour, Inc., Class
A*(a) 63,155 562,711
Under Armour, Inc., Class
C*(a) 74,514 622,937
15,341,659
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 16,431 3,666,249
Core & Main, Inc., Class A*(a) 81,694 3,627,214

NVIT Mid Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Trading Companies & Distributors
GATX Corp. 15,281 2,023,968
MSC Industrial Direct Co., Inc.,
Class A(a) 18,925 1,628,685
Watsco, Inc.(a) 14,531 7,147,508
WESCO International, Inc. 19,168 3,219,841
21,313,465
Water Utilities 0 .3%
Essential Utilities, Inc. 107,845 4,159,582
Total Common Stocks
(cost $767,408,682) 1,239,202,235
Repurchase Agreements 11 .4%
Principal
Amount ($)
Bank of America NA,
4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $12,001,627,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046;
total market value
$12,240,000.(b) 12,000,000 12,000,000
BofA Securities, Inc.,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,000,542, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.25% - 6.23%, maturing
5/25/2034 - 12/20/2060;
total market value
$4,080,000.(b) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
4.90%, dated
9/26/2024, due
10/1/2024, repurchase
price $10,047,639,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$10,200,000.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $27,003,713,
collateralized by U.S.
Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$27,540,000.(b) 27,000,000 27,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,811,450, collateralized
by U.S. Government
Agency Securities,
ranging from 1.39% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $4,907,004.(b) 4,810,788 4,810,788
Citi Global Market, Inc.,
4.85%, dated
9/30/2024, due
10/1/2024, repurchase
price $20,002,694,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 0.38%, maturing
10/31/2025 - 7/31/2027;
total market value
$20,400,000.(b) 20,000,000 20,000,000
ING Financial Services LLC,
4.83%, dated
9/26/2024, due
10/1/2024, repurchase
price $18,084,525,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$18,360,007.(b) 18,000,000 18,000,000
ING Financial Services LLC,
4.83%, dated
9/27/2024, due
10/1/2024, repurchase
price $15,056,350,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$15,300,006.(b) 15,000,000 15,000,000

106 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.85%, dated
9/30/2024, due
10/1/2024, repurchase
price $25,003,368,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$25,500,085.(b) 25,000,000 25,000,000
Santander US Capital
Markets,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$6,000,813, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 6.85%, maturing
10/25/2024 - 3/20/2071;
total market value
$6,120,830.(b) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $141,810,788) 141,810,788
Total Investments
(cost $909,219,470) — 110.8% 1,381,013,023
Liabilities in excess of other assets
— (10.8)% (134,930,415)
NET ASSETS — 100.0%
$ 1,246,082,608
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $278,931,543, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $141,810,788 and by
$143,696,281 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $285,507,069.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$141,810,788.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 21 12/2024 USD 6,612,060 67,518
Net contracts 67,518
As of September 30, 2024, the Fund had $619,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 107
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

108 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,239,202,235 $ – $ – $ 1,239,202,235
Futures Contracts 67,518 – – 67,518
Repurchase Agreements – 141,810,788 – 141,810,788
Total $ 1,239,269,753 $ 141,810,788 $ – $ 1,381,080,541
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 67,518
Total $ 67,518
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT S&P 500 Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 109
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 1 .9%
Axon Enterprise, Inc.* 5,840 2,333,664
Boeing Co. (The)* 47,799 7,267,360
General Dynamics Corp. 21,325 6,444,415
General Electric Co. 89,666 16,909,214
Howmet Aerospace, Inc. 31,672 3,175,118
Huntington Ingalls Industries,
Inc. 3,089 816,670
L3Harris Technologies, Inc. 15,623 3,716,243
Lockheed Martin Corp. 17,543 10,254,936
Northrop Grumman Corp. 11,368 6,003,100
RTX Corp. 109,715 13,293,069
Textron, Inc. 15,882 1,406,828
TransDigm Group, Inc. 4,693 6,697,521
78,318,138
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 9,253 1,021,254
Expeditors International of
Washington, Inc. 11,733 1,541,716
FedEx Corp. 18,477 5,056,785
United Parcel Service, Inc.,
Class B 60,738 8,281,019
15,900,774
Automobile Components 0 .1%
Aptiv plc* 22,875 1,647,229
BorgWarner, Inc. 18,583 674,377
2,321,606
Automobiles 1 .7%
Ford Motor Co. 327,560 3,459,034
General Motors Co. 94,151 4,221,731
Tesla, Inc.* 229,442 60,028,910
67,709,675
Banks 3 .1%
Bank of America Corp. 528,944 20,988,498
Citigroup, Inc. 157,763 9,875,964
Citizens Financial Group, Inc. 37,072 1,522,547
Fifth Third Bancorp 55,382 2,372,565
Huntington Bancshares, Inc. 119,441 1,755,783
JPMorgan Chase & Co. 235,277 49,610,508
KeyCorp 81,596 1,366,733
M&T Bank Corp. 13,646 2,430,626
PNC Financial Services
Group, Inc. (The) 33,270 6,149,959
Regions Financial Corp. 78,252 1,825,619
Truist Financial Corp. 110,739 4,736,307
US Bancorp 129,040 5,900,999
Wells Fargo & Co. 281,471 15,900,297
124,436,405
Beverages 1 .3%
Brown-Forman Corp., Class
B(a) 15,771 775,933
Coca-Cola Co. (The) 320,759 23,049,742
Constellation Brands, Inc.,
Class A 12,957 3,338,889
Keurig Dr Pepper, Inc. 87,082 3,263,833
Molson Coors Beverage Co.,
Class B 14,728 847,155
Monster Beverage Corp.* 58,322 3,042,659
PepsiCo, Inc. 113,586 19,315,299
53,633,510
Common Stocks
Shares Value ($)
Biotechnology 1 .9%
AbbVie, Inc. 146,066 28,845,114
Amgen, Inc. 44,315 14,278,736
Biogen, Inc.* 12,033 2,332,477
Gilead Sciences, Inc. 102,685 8,609,110
Incyte Corp.*(a) 12,651 836,231
Moderna, Inc.* 27,317 1,825,595
Regeneron Pharmaceuticals,
Inc.* 8,832 9,284,552
Vertex Pharmaceuticals, Inc.* 21,378 9,942,480
75,954,295
Broadline Retail 3 .6%
Amazon.com, Inc.* 772,447 143,930,050
eBay, Inc. 40,437 2,632,853
146,562,903
Building Products 0 .6%
A O Smith Corp. 10,396 933,873
Allegion plc 6,908 1,006,772
Builders FirstSource, Inc.* 9,975 1,933,753
Carrier Global Corp. 69,312 5,578,923
Johnson Controls International
plc 55,241 4,287,254
Masco Corp. 17,778 1,492,285
Trane Technologies plc 18,812 7,312,789
22,545,649
Capital Markets 3 .0%
Ameriprise Financial, Inc. 8,147 3,827,542
Bank of New York Mellon
Corp. (The) 60,779 4,367,579
BlackRock, Inc. 11,500 10,919,365
Blackstone, Inc. 59,151 9,057,793
Cboe Global Markets, Inc. 8,825 1,807,978
Charles Schwab Corp. (The) 124,317 8,056,985
CME Group, Inc. 29,983 6,615,749
FactSet Research Systems,
Inc.(a) 3,183 1,463,703
Franklin Resources, Inc.(a) 26,297 529,885
Goldman Sachs Group, Inc.
(The) 26,115 12,929,798
Intercontinental Exchange, Inc. 47,763 7,672,648
Invesco Ltd. 35,513 623,608
KKR & Co., Inc. 54,959 7,176,546
MarketAxess Holdings, Inc. 2,947 755,021
Moody's Corp. 12,985 6,162,551
Morgan Stanley 103,016 10,738,388
MSCI, Inc., Class A 6,598 3,846,172
Nasdaq, Inc. 34,850 2,544,398
Northern Trust Corp. 16,939 1,525,018
Raymond James Financial,
Inc. 15,771 1,931,317
S&P Global, Inc. 26,428 13,653,233
State Street Corp. 24,187 2,139,824
T. Rowe Price Group, Inc.(a) 18,856 2,053,984
120,399,085
Chemicals 1 .5%
Air Products & Chemicals, Inc. 18,295 5,447,153
Albemarle Corp.(a) 9,540 903,533
Celanese Corp., Class A(a) 8,475 1,152,261
CF Industries Holdings, Inc. 15,556 1,334,705
Corteva, Inc. 58,241 3,423,988
Dow, Inc. 58,129 3,175,587

110 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 34,764 3,097,820
Eastman Chemical Co.(a) 9,702 1,086,139
Ecolab, Inc. 21,164 5,403,804
FMC Corp.(a) 9,785 645,223
International Flavors &
Fragrances, Inc. 21,551 2,261,347
Linde plc 39,752 18,956,139
LyondellBasell Industries NV,
Class A 21,606 2,072,015
Mosaic Co. (The) 27,086 725,363
PPG Industries, Inc. 19,377 2,566,678
Sherwin-Williams Co. (The) 19,170 7,316,614
59,568,369
Commercial Services & Supplies 0 .6%
Cintas Corp. 28,656 5,899,697
Copart, Inc.* 71,959 3,770,651
Republic Services, Inc., Class
A 16,627 3,339,367
Rollins, Inc. 23,027 1,164,706
Veralto Corp. 20,434 2,285,747
Waste Management, Inc. 30,365 6,303,774
22,763,942
Communications Equipment 0 .8%
Arista Networks, Inc.* 21,136 8,112,419
Cisco Systems, Inc. 333,158 17,730,669
F5, Inc.* 4,653 1,024,591
Juniper Networks, Inc. 28,261 1,101,614
Motorola Solutions, Inc. 13,745 6,180,164
34,149,457
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 12,266 3,657,108
Construction Materials 0 .1%
Martin Marietta Materials, Inc.
(a) 5,034 2,709,550
Vulcan Materials Co. 11,079 2,774,514
5,484,064
Consumer Finance 0 .5%
American Express Co. 46,443 12,595,341
Capital One Financial Corp. 31,982 4,788,665
Discover Financial Services 20,865 2,927,151
Synchrony Financial 33,211 1,656,565
21,967,722
Consumer Staples Distribution & Retail 1 .9%
Costco Wholesale Corp. 36,661 32,500,710
Dollar General Corp.(a) 18,025 1,524,374
Dollar Tree, Inc.* 17,238 1,212,176
Kroger Co. (The) 55,741 3,193,959
Sysco Corp. 40,164 3,135,202
Target Corp. 38,689 6,030,068
Walgreens Boots Alliance, Inc.
(a) 56,545 506,643
Walmart, Inc. 359,182 29,003,947
77,107,079
Containers & Packaging 0 .2%
Amcor plc 119,712 1,356,337
Avery Dennison Corp. 6,962 1,536,931
Ball Corp. 25,343 1,721,043
International Paper Co.(a) 28,336 1,384,214
Packaging Corp. of America 7,387 1,591,160
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 42,646 2,107,565
9,697,250
Distributors 0 .1%
Genuine Parts Co. 11,452 1,599,615
LKQ Corp. 22,920 914,967
Pool Corp.(a) 3,151 1,187,297
3,701,879
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 591,648 13,016,256
Verizon Communications, Inc. 348,101 15,633,216
28,649,472
Electric Utilities 1 .6%
Alliant Energy Corp. 20,588 1,249,486
American Electric Power Co.,
Inc. 44,020 4,516,452
Constellation Energy Corp. 26,104 6,787,562
Duke Energy Corp. 63,566 7,329,160
Edison International 32,001 2,786,967
Entergy Corp.(a) 17,983 2,366,743
Evergy, Inc. 19,154 1,187,740
Eversource Energy 29,746 2,024,215
Exelon Corp. 81,470 3,303,609
FirstEnergy Corp.(a) 41,275 1,830,546
NextEra Energy, Inc. 170,463 14,409,237
NRG Energy, Inc. 17,066 1,554,713
PG&E Corp. 179,672 3,552,115
Pinnacle West Capital Corp. 8,804 779,946
PPL Corp. 62,677 2,073,355
Southern Co. (The) 90,870 8,194,657
Xcel Energy, Inc. 45,821 2,992,111
66,938,614
Electrical Equipment 0 .8%
AMETEK, Inc. 19,502 3,348,688
Eaton Corp. plc 32,917 10,910,010
Emerson Electric Co. 47,564 5,202,075
GE Vernova, Inc.* 22,824 5,819,664
Generac Holdings, Inc.*(a) 4,937 784,391
Hubbell, Inc., Class B(a) 4,324 1,852,185
Rockwell Automation, Inc. 9,532 2,558,961
30,475,974
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 100,470 6,546,625
CDW Corp. 10,979 2,484,548
Corning, Inc. 64,494 2,911,904
Jabil, Inc. 9,237 1,106,870
Keysight Technologies, Inc.* 14,859 2,361,541
Teledyne Technologies, Inc.* 3,774 1,651,729
Trimble, Inc.* 19,373 1,202,869
Zebra Technologies Corp.,
Class A* 4,170 1,544,234
19,810,320
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 83,004 3,000,595
Halliburton Co. 73,769 2,142,989
Schlumberger NV 117,312 4,921,238
10,064,822
Entertainment 1 .2%
Electronic Arts, Inc. 19,727 2,829,641

NVIT S&P 500 Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 12,002 1,314,099
Netflix, Inc.* 35,489 25,171,283
Take-Two Interactive Software,
Inc.* 12,981 1,995,309
Walt Disney Co. (The) 149,972 14,425,807
Warner Bros Discovery,
Inc.*(a) 178,895 1,475,884
47,212,023
Financial Services 4 .1%
Berkshire Hathaway, Inc.,
Class B* 151,477 69,718,804
Corpay, Inc.* 5,652 1,767,719
Fidelity National Information
Services, Inc. 44,545 3,730,644
Fiserv, Inc.* 47,609 8,552,957
Global Payments, Inc. 21,588 2,211,043
Jack Henry & Associates, Inc. 6,351 1,121,206
Mastercard, Inc., Class A 68,366 33,759,131
PayPal Holdings, Inc.* 84,541 6,596,734
Visa, Inc., Class A(a) 138,135 37,980,218
165,438,456
Food Products 0 .7%
Archer-Daniels-Midland Co. 38,875 2,322,393
Bunge Global SA 11,960 1,155,814
Campbell Soup Co. 15,564 761,391
Conagra Brands, Inc. 39,142 1,272,898
General Mills, Inc. 46,751 3,452,561
Hershey Co. (The)(a) 12,275 2,354,100
Hormel Foods Corp. 23,374 740,956
J M Smucker Co. (The) 9,041 1,094,865
Kellanova 22,566 1,821,302
Kraft Heinz Co. (The)(a) 72,988 2,562,609
Lamb Weston Holdings, Inc.(a) 11,972 775,067
McCormick & Co., Inc.
(Non-Voting) 21,453 1,765,582
Mondelez International, Inc.,
Class A 111,190 8,191,367
Tyson Foods, Inc., Class A 24,256 1,444,687
29,715,592
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 12,287 1,704,330
Ground Transportation 1 .0%
CSX Corp. 158,948 5,488,474
JB Hunt Transport Services,
Inc. 6,495 1,119,283
Norfolk Southern Corp. 18,933 4,704,851
Old Dominion Freight Line, Inc. 14,838 2,947,420
Uber Technologies, Inc.* 174,166 13,090,317
Union Pacific Corp. 50,340 12,407,803
39,758,148
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 143,866 16,402,163
Align Technology, Inc.* 5,700 1,449,624
Baxter International, Inc.(a) 43,657 1,657,656
Becton Dickinson & Co. 23,909 5,764,460
Boston Scientific Corp.* 121,465 10,178,767
Cooper Cos., Inc. (The)* 16,132 1,780,005
Dexcom, Inc.* 32,840 2,201,593
Edwards Lifesciences Corp.* 50,432 3,328,008
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 37,465 3,516,090
Hologic, Inc.* 19,456 1,584,886
IDEXX Laboratories, Inc.*(a) 6,822 3,446,611
Insulet Corp.*(a) 5,547 1,291,064
Intuitive Surgical, Inc.* 29,332 14,409,932
Medtronic plc 106,063 9,548,852
ResMed, Inc. 12,296 3,001,699
Solventum Corp.* 11,172 778,912
STERIS plc 8,069 1,957,055
Stryker Corp. 28,233 10,199,453
Teleflex, Inc. 3,968 981,366
Zimmer Biomet Holdings, Inc. 16,504 1,781,607
95,259,803
Health Care Providers & Services 2 .4%
Cardinal Health, Inc. 19,749 2,182,659
Cencora, Inc. 13,701 3,083,821
Centene Corp.* 43,902 3,304,943
Cigna Group (The) 23,117 8,008,654
CVS Health Corp. 104,174 6,550,461
DaVita, Inc.* 3,730 611,459
Elevance Health, Inc. 19,260 10,015,200
HCA Healthcare, Inc. 15,366 6,245,203
Henry Schein, Inc.*(a) 10,876 792,860
Humana, Inc. 9,962 3,155,364
Labcorp Holdings, Inc. 7,154 1,598,776
McKesson Corp. 10,687 5,283,867
Molina Healthcare, Inc.* 4,861 1,674,906
Quest Diagnostics, Inc. 9,434 1,464,629
UnitedHealth Group, Inc. 76,361 44,646,749
Universal Health Services,
Inc., Class B 4,746 1,086,881
99,706,432
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 12,836 1,524,275
Healthpeak Properties, Inc. 57,721 1,320,079
Ventas, Inc. 34,184 2,192,220
Welltower, Inc. 47,854 6,126,748
11,163,322
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 60,893 1,071,717
Hotels, Restaurants & Leisure 1 .9%
Airbnb, Inc., Class A* 36,153 4,584,562
Booking Holdings, Inc. 2,772 11,675,997
Caesars Entertainment,
Inc.*(a) 17,288 721,601
Carnival Corp.* 82,742 1,529,072
Chipotle Mexican Grill, Inc.,
Class A* 112,953 6,508,352
Darden Restaurants, Inc.(a) 10,116 1,660,339
Domino's Pizza, Inc.(a) 2,875 1,236,653
Expedia Group, Inc.* 10,199 1,509,656
Hilton Worldwide Holdings,
Inc. 20,565 4,740,233
Las Vegas Sands Corp.(a) 29,857 1,503,001
Marriott International, Inc.,
Class A 19,323 4,803,698
McDonald's Corp. 59,320 18,063,533
MGM Resorts International*(a) 19,091 746,267

112 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 672,256
Royal Caribbean Cruises Ltd.
(a) 19,645 3,484,237
Starbucks Corp. 94,322 9,195,452
Wynn Resorts Ltd.(a) 8,098 776,436
Yum! Brands, Inc. 23,217 3,243,647
76,654,992
Household Durables 0 .4%
DR Horton, Inc. 24,265 4,629,034
Garmin Ltd. 12,704 2,236,285
Lennar Corp., Class A 20,229 3,792,533
Mohawk Industries, Inc.* 4,471 718,400
NVR, Inc.* 251 2,462,762
PulteGroup, Inc. 17,221 2,471,730
16,310,744
Household Products 1 .2%
Church & Dwight Co., Inc. 20,745 2,172,417
Clorox Co. (The) 10,019 1,632,195
Colgate-Palmolive Co. 67,189 6,974,890
Kimberly-Clark Corp. 27,992 3,982,702
Procter & Gamble Co. (The) 194,665 33,715,978
48,478,182
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 61,683 1,237,361
Vistra Corp. 27,617 3,273,719
4,511,080
Industrial Conglomerates 0 .4%
3M Co. 45,771 6,256,896
Honeywell International, Inc. 53,729 11,106,321
17,363,217
Industrial REITs 0 .2%
Prologis, Inc. 76,364 9,643,246
Insurance 2 .1%
Aflac, Inc. 41,680 4,659,824
Allstate Corp. (The) 22,163 4,203,213
American International Group,
Inc. 53,251 3,899,571
Aon plc, Class A 17,955 6,212,250
Arch Capital Group Ltd.* 29,978 3,353,939
Arthur J Gallagher & Co. 18,271 5,140,911
Assurant, Inc. 4,031 801,605
Brown & Brown, Inc. 19,318 2,001,345
Chubb Ltd. 31,065 8,958,835
Cincinnati Financial Corp. 13,394 1,823,191
Erie Indemnity Co., Class A 2,063 1,113,649
Everest Group Ltd. 3,740 1,465,444
Globe Life, Inc. 7,116 753,655
Hartford Financial Services
Group, Inc. (The) 24,388 2,868,273
Loews Corp. 15,820 1,250,571
Marsh & McLennan Cos., Inc. 40,512 9,037,822
MetLife, Inc. 48,647 4,012,404
Principal Financial Group, Inc. 18,084 1,553,415
Progressive Corp. (The) 48,312 12,259,653
Prudential Financial, Inc. 29,218 3,538,300
Travelers Cos., Inc. (The) 18,822 4,406,607
W R Berkley Corp. 24,397 1,384,042
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc(a) 8,405 2,475,525
87,174,044
Interactive Media & Services 6 .2%
Alphabet, Inc., Class A 484,503 80,354,823
Alphabet, Inc., Class C 397,187 66,405,694
Match Group, Inc.* 22,017 833,124
Meta Platforms, Inc., Class A 180,664 103,419,300
251,012,941
IT Services 1 .3%
Accenture plc, Class A 51,798 18,309,557
Akamai Technologies, Inc.* 12,450 1,256,827
Amentum Holdings, Inc.* 10,811 348,655
Cognizant Technology
Solutions Corp., Class A 40,742 3,144,468
EPAM Systems, Inc.* 4,639 923,300
Gartner, Inc.* 6,393 3,239,717
GoDaddy, Inc., Class A* 11,639 1,824,762
International Business
Machines Corp. 76,493 16,911,072
TE Connectivity plc 25,288 3,818,235
VeriSign, Inc.* 7,137 1,355,745
51,132,338
Leisure Products 0 .0%
†
Hasbro, Inc. 10,037 725,876
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 24,231 3,597,819
Bio-Techne Corp. 13,140 1,050,280
Charles River Laboratories
International, Inc.*(a) 4,419 870,410
Danaher Corp. 53,153 14,777,597
IQVIA Holdings, Inc.* 14,321 3,393,647
Mettler-Toledo International,
Inc.* 1,763 2,643,971
Revvity, Inc.(a) 9,805 1,252,589
Thermo Fisher Scientific, Inc. 31,589 19,540,008
Waters Corp.* 5,040 1,813,846
West Pharmaceutical
Services, Inc. 5,972 1,792,556
50,732,723
Machinery 1 .7%
Caterpillar, Inc. 40,098 15,683,130
Cummins, Inc. 11,277 3,651,380
Deere & Co.(a) 21,193 8,844,475
Dover Corp. 11,740 2,251,028
Fortive Corp. 28,838 2,276,183
IDEX Corp. 6,374 1,367,223
Illinois Tool Works, Inc. 22,285 5,840,230
Ingersoll Rand, Inc. 32,953 3,234,667
Nordson Corp. 4,354 1,143,491
Otis Worldwide Corp. 33,411 3,472,739
PACCAR, Inc. 43,008 4,244,029
Parker-Hannifin Corp. 10,718 6,771,847
Pentair plc 12,775 1,249,267
Snap-on, Inc.(a) 4,202 1,217,361
Stanley Black & Decker, Inc. 13,416 1,477,504
Westinghouse Air Brake
Technologies Corp. 14,500 2,635,665
Xylem, Inc. 20,538 2,773,246
68,133,465

NVIT S&P 500 Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Media 0 .5%
Charter Communications, Inc.,
Class A*(a) 8,161 2,644,817
Comcast Corp., Class A 319,451 13,343,468
Fox Corp., Class A 20,342 861,077
Fox Corp., Class B 9,417 365,379
Interpublic Group of Cos., Inc.
(The)(a) 30,709 971,326
News Corp., Class A 30,655 816,343
News Corp., Class B 9,114 254,736
Omnicom Group, Inc. 16,409 1,696,526
Paramount Global, Class B(a) 39,422 418,662
21,372,334
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 118,133 5,897,199
Newmont Corp. 95,450 5,101,802
Nucor Corp. 19,579 2,943,507
Steel Dynamics, Inc. 12,359 1,558,223
15,500,731
Multi-Utilities 0 .6%
Ameren Corp. 21,913 1,916,511
CenterPoint Energy, Inc. 52,666 1,549,434
CMS Energy Corp. 25,321 1,788,422
Consolidated Edison, Inc. 28,660 2,984,366
Dominion Energy, Inc.(a) 70,029 4,046,976
DTE Energy Co. 17,524 2,250,257
NiSource, Inc.(a) 35,820 1,241,163
Public Service Enterprise
Group, Inc. 41,484 3,700,787
Sempra 52,698 4,407,134
WEC Energy Group, Inc. 25,835 2,484,810
26,369,860
Office REITs 0 .0%
†
BXP, Inc.(a) 12,518 1,007,198
Oil, Gas & Consumable Fuels 3 .0%
APA Corp.(a) 29,699 726,437
Chevron Corp.(a) 140,653 20,713,967
ConocoPhillips 95,781 10,083,824
Coterra Energy, Inc. 63,132 1,512,011
Devon Energy Corp. 52,874 2,068,431
Diamondback Energy, Inc. 14,714 2,536,694
EOG Resources, Inc. 47,020 5,780,169
EQT Corp. 49,012 1,795,800
Exxon Mobil Corp. 367,394 43,065,925
Hess Corp. 22,622 3,072,068
Kinder Morgan, Inc.(a) 162,004 3,578,668
Marathon Oil Corp. 46,561 1,239,919
Marathon Petroleum Corp. 27,676 4,508,697
Occidental Petroleum Corp. 54,631 2,815,682
ONEOK, Inc. 48,756 4,443,134
Phillips 66 34,613 4,549,879
Targa Resources Corp. 17,969 2,659,592
Valero Energy Corp. 26,493 3,577,350
Williams Cos., Inc. (The)(a) 102,062 4,659,130
123,387,377
Passenger Airlines 0 .1%
Delta Air Lines, Inc.(a) 53,656 2,725,188
Southwest Airlines Co.(a) 51,412 1,523,338
United Airlines Holdings, Inc.* 26,375 1,504,957
5,753,483
Common Stocks
Shares Value ($)
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 19,289 1,922,920
Kenvue, Inc. 160,084 3,702,743
5,625,663
Pharmaceuticals 3 .6%
Bristol-Myers Squibb Co. 168,867 8,737,179
Catalent, Inc.* 15,954 966,334
Eli Lilly & Co. 65,233 57,792,524
Johnson & Johnson 199,064 32,260,312
Merck & Co., Inc. 209,613 23,803,652
Pfizer, Inc. 468,601 13,561,313
Viatris, Inc. 95,453 1,108,209
Zoetis, Inc., Class A 37,719 7,369,538
145,599,061
Professional Services 0 .6%
Automatic Data Processing,
Inc. 33,854 9,368,417
Broadridge Financial
Solutions, Inc. 9,563 2,056,332
Dayforce, Inc.*(a) 13,476 825,405
Equifax, Inc. 10,064 2,957,407
Jacobs Solutions, Inc. 10,811 1,415,160
Leidos Holdings, Inc. 10,879 1,773,277
Paychex, Inc.(a) 26,229 3,519,670
Paycom Software, Inc. 3,785 630,468
Verisk Analytics, Inc., Class A 11,990 3,212,840
25,758,976
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 24,588 3,060,714
CoStar Group, Inc.*(a) 33,307 2,512,680
5,573,394
Residential REITs 0 .3%
AvalonBay Communities, Inc. 11,966 2,695,341
Camden Property Trust 8,878 1,096,699
Equity Residential 28,632 2,131,939
Essex Property Trust, Inc. 5,368 1,585,815
Invitation Homes, Inc. 48,391 1,706,267
Mid-America Apartment
Communities, Inc. 9,438 1,499,698
UDR, Inc. 24,803 1,124,568
11,840,327
Retail REITs 0 .3%
Federal Realty Investment
Trust 6,116 703,156
Kimco Realty Corp. 56,787 1,318,594
Realty Income Corp.(a) 71,906 4,560,279
Regency Centers Corp. 13,290 959,937
Simon Property Group, Inc. 25,343 4,283,474
11,825,440
Semiconductors & Semiconductor Equipment 11 .0%
Advanced Micro Devices, Inc.* 133,809 21,955,381
Analog Devices, Inc. 41,295 9,504,870
Applied Materials, Inc. 68,468 13,833,959
Broadcom, Inc. 384,930 66,400,425
Enphase Energy, Inc.*(a) 11,600 1,311,032
First Solar, Inc.* 8,685 2,166,386
Intel Corp. 351,531 8,246,917
KLA Corp. 11,191 8,666,422
Lam Research Corp. 10,763 8,783,469

114 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.(a) 44,908 3,605,663
Micron Technology, Inc. 91,509 9,490,398
Monolithic Power Systems,
Inc. 4,023 3,719,264
NVIDIA Corp. 2,034,267 247,041,385
NXP Semiconductors NV 21,246 5,099,252
ON Semiconductor Corp.* 35,027 2,543,310
Qorvo, Inc.* 8,062 832,805
QUALCOMM, Inc. 92,121 15,665,176
Skyworks Solutions, Inc. 12,928 1,276,899
Teradyne, Inc. 13,050 1,747,787
Texas Instruments, Inc. 75,817 15,661,518
447,552,318
Software 10 .2%
Adobe, Inc.* 36,666 18,984,921
ANSYS, Inc.* 7,412 2,361,686
Autodesk, Inc.* 17,779 4,897,759
Cadence Design Systems,
Inc.* 22,548 6,111,184
Crowdstrike Holdings, Inc.,
Class A*(a) 19,048 5,342,393
Fair Isaac Corp.* 2,028 3,941,459
Fortinet, Inc.* 52,510 4,072,151
Gen Digital, Inc. 45,482 1,247,571
Intuit, Inc. 23,117 14,355,657
Microsoft Corp. 614,666 264,490,780
Oracle Corp. 132,040 22,499,616
Palantir Technologies, Inc.,
Class A* 166,527 6,194,804
Palo Alto Networks, Inc.* 27,016 9,234,069
PTC, Inc.*(a) 9,611 1,736,323
Roper Technologies, Inc. 8,914 4,960,106
Salesforce, Inc. 80,130 21,932,382
ServiceNow, Inc.* 17,071 15,268,132
Synopsys, Inc.* 12,572 6,366,335
Tyler Technologies, Inc.*(a) 3,607 2,105,478
416,102,806
Specialized REITs 1 .0%
American Tower Corp. 38,694 8,998,677
Crown Castle, Inc. 35,761 4,242,327
Digital Realty Trust, Inc. 25,450 4,118,574
Equinix, Inc. 7,837 6,956,356
Extra Space Storage, Inc. 17,787 3,205,040
Iron Mountain, Inc. 24,740 2,939,854
Public Storage 12,966 4,717,938
SBA Communications Corp.,
Class A 8,899 2,141,989
VICI Properties, Inc., Class A 87,842 2,926,017
Weyerhaeuser Co. 59,614 2,018,530
42,265,302
Specialty Retail 1 .9%
AutoZone, Inc.* 1,413 4,451,006
Best Buy Co., Inc. 15,770 1,629,041
CarMax, Inc.*(a) 12,857 994,875
Home Depot, Inc. (The) 82,000 33,226,400
Lowe's Cos., Inc.(a) 47,122 12,762,994
O'Reilly Automotive, Inc.* 4,781 5,505,800
Ross Stores, Inc. 28,023 4,217,742
TJX Cos., Inc. (The) 93,456 10,984,818
Tractor Supply Co.(a) 8,826 2,567,748
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 4,010 1,560,371
77,900,795
Technology Hardware, Storage & Peripherals 7 .6%
Apple, Inc. 1,257,288 292,948,104
Dell Technologies, Inc., Class
C(a) 23,789 2,819,948
Hewlett Packard Enterprise
Co.(a) 105,489 2,158,305
HP, Inc.(a) 80,921 2,902,636
NetApp, Inc. 17,340 2,141,663
Seagate Technology Holdings
plc(a) 16,452 1,801,988
Super Micro Computer, Inc.*(a) 4,140 1,723,896
Western Digital Corp.* 27,324 1,865,956
308,362,496
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 12,558 2,002,373
Lululemon Athletica, Inc.*(a) 9,279 2,517,857
NIKE, Inc., Class B 99,353 8,782,805
Ralph Lauren Corp., Class A 3,037 588,783
Tapestry, Inc.(a) 19,167 900,466
14,792,284
Tobacco 0 .6%
Altria Group, Inc.(a) 141,094 7,201,438
Philip Morris International, Inc. 128,491 15,598,807
22,800,245
Trading Companies & Distributors 0 .3%
Fastenal Co. 46,723 3,336,957
United Rentals, Inc. 5,569 4,509,386
WW Grainger, Inc.(a) 3,685 3,828,015
11,674,358
Water Utilities 0 .1%
American Water Works Co.,
Inc. 16,346 2,390,439
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 40,524 8,362,533
Total Common Stocks
(cost $1,102,416,670) 4,026,538,203
Repurchase Agreements 1 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.90%, dated
9/26/2024, due
10/1/2024, repurchase
price $12,057,167,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$12,240,000.(b) 12,000,000 12,000,000

NVIT S&P 500 Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 115
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,375,
collateralized by U.S.
Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$10,200,000.(b) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $12,245,165,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$12,488,351.(b) 12,243,482 12,243,482
ING Financial Services LLC,
4.83%, dated 9/26/2024,
due 10/1/2024,
repurchase price
$8,037,567, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$8,160,003.(b) 8,000,000 8,000,000
ING Financial Services LLC,
4.83%, dated
9/27/2024, due
10/1/2024, repurchase
price $12,045,080,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$12,240,005.(b) 12,000,000 12,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.85%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$3,000,404, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$3,060,010.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $57,243,482) 57,243,482
Total Investments
(cost $1,159,660,152) — 100.2% 4,083,781,685
Liabilities in excess of other assets — (0.2)% (8,769,875)
NET ASSETS — 100.0%
$ 4,075,011,810
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $107,500,320, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $57,243,482 and by
$52,980,252 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $110,223,734.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$57,243,482.
REIT Real Estate Investment Trust

116 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 150 12/2024 USD 43,606,875 417,257
Net contracts 417,257
As of September 30, 2024, the Fund had $2,415,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT S&P 500 Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 117
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

118 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,026,538,203 $ – $ – $ 4,026,538,203
Futures Contracts 417,257 – – 417,257
Repurchase Agreements – 57,243,482 – 57,243,482
Total $ 4,026,955,460 $ 57,243,482 $ – $ 4,084,198,942
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 417,257
Total $ 417,257
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 119
Closed End Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 5,444 34,025
Total Closed End Fund
(cost  $55,488) 34,025
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.1%
AAR Corp.* 5,962 389,676
AeroVironment, Inc.*(a) 4,507 903,654
AerSale Corp.* 5,138 25,947
Archer Aviation, Inc., Class
A*(a) 41,148 124,678
Astronics Corp.* 4,874 94,946
Byrna Technologies, Inc.*(a) 2,932 49,756
Cadre Holdings, Inc.(a) 4,617 175,215
Ducommun, Inc.* 2,486 163,653
Eve Holding, Inc.*(a) 5,799 18,789
Intuitive Machines, Inc.*(a) 4,917 39,582
Kratos Defense & Security
Solutions, Inc.*(a) 25,642 597,459
Leonardo DRS, Inc.* 10,429 294,306
Mercury Systems, Inc.*(a) 9,635 356,495
Moog, Inc., Class A(a) 4,973 1,004,645
National Presto Industries, Inc. 841 63,193
Park Aerospace Corp. 3,200 41,696
Redwire Corp.*(a) 3,789 26,030
Rocket Lab USA, Inc.*(a) 59,642 580,317
Terran Orbital Corp.*(a) 25,561 6,421
Triumph Group, Inc.*(a) 12,780 164,734
V2X, Inc.* 2,082 116,301
Virgin Galactic Holdings,
Inc.*(a) 3,719 22,686
VirTra, Inc.*(a) 1,777 11,053
5,271,232
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.*(a) 9,026 146,131
Forward Air Corp.(a) 4,310 152,574
Hub Group, Inc., Class A 10,600 481,770
Radiant Logistics, Inc.*(a) 5,309 34,137
814,612
Automobile Components 1.2%
Adient plc*(a) 15,764 355,793
American Axle &
Manufacturing Holdings,
Inc.* 19,785 122,271
Cooper-Standard Holdings,
Inc.* 3,221 44,675
Dana, Inc. 22,887 241,687
Dorman Products, Inc.* 4,524 511,755
Fox Factory Holding Corp.*(a) 7,356 305,274
Gentherm, Inc.* 5,450 253,698
Goodyear Tire & Rubber Co.
(The)*(a) 49,560 438,606
Holley, Inc.* 7,906 23,323
LCI Industries(a) 4,247 511,933
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 55,255 49,713
Modine Manufacturing Co.*(a) 8,922 1,184,752
Patrick Industries, Inc.(a) 3,781 538,301
Phinia, Inc. 7,483 344,443
Solid Power, Inc.*(a) 28,507 38,484
Standard Motor Products, Inc. 3,651 121,213
Stoneridge, Inc.* 4,489 50,232
Visteon Corp.* 4,723 449,819
XPEL, Inc. Reg. S*(a) 4,449 192,953
5,778,925
Automobiles 0.1%
Canoo, Inc.*(a) 9,831 9,669
Livewire Group, Inc.*(a) 2,867 17,489
Winnebago Industries, Inc.(a) 4,970 288,806
315,964
Banks 9.7%
1st Source Corp. 3,571 213,831
ACNB Corp.(a) 1,409 61,531
Amalgamated Financial Corp. 3,388 106,282
Amerant Bancorp, Inc., Class
A(a) 5,411 115,633
Ameris Bancorp 11,419 712,431
Ames National Corp. 1,751 31,921
Arrow Financial Corp. 2,922 83,744
Associated Banc-Corp. 27,153 584,876
Atlantic Union Bankshares
Corp.(a) 14,617 550,622
Axos Financial, Inc.* 9,475 595,788
Banc of California, Inc. 23,798 350,545
BancFirst Corp.(a) 3,509 369,322
Bancorp, Inc. (The)*(a) 8,155 436,292
Bank First Corp. 1,670 151,469
Bank of Hawaii Corp.(a) 6,335 397,648
Bank of Marin Bancorp 2,712 54,484
Bank of NT Butterfield & Son
Ltd. (The) 8,380 309,054
Bank7 Corp. 774 29,002
BankUnited, Inc. 12,274 447,265
Bankwell Financial Group, Inc. 1,138 34,083
Banner Corp. 5,559 331,094
Bar Harbor Bankshares 2,924 90,176
BayCom Corp. 1,915 45,424
BCB Bancorp, Inc. 2,988 36,872
Berkshire Hills Bancorp, Inc. 6,465 174,102
Blue Foundry Bancorp* 3,416 35,014
Bridgewater Bancshares,
Inc.*(a) 3,591 50,884
Brookline Bancorp, Inc. 14,892 150,260
Burke & Herbert Financial
Services Corp. 2,341 142,778
Business First Bancshares,
Inc. 4,094 105,093
Byline Bancorp, Inc. 5,837 156,256
Cadence Bank 25,429 809,914
California BanCorp*(a) 4,168 61,645
Camden National Corp.(a) 2,722 112,473
Capital Bancorp, Inc.(a) 1,596 41,033
Capital City Bank Group, Inc. 2,575 90,872
Capitol Federal Financial, Inc.
(a) 20,952 122,360

120 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Carter Bankshares, Inc.*(a) 3,912 68,030
Cathay General Bancorp 10,862 466,523
Central Pacific Financial Corp. 3,687 108,803
Chemung Financial Corp. 697 33,470
ChoiceOne Financial Services,
Inc.(a) 1,297 40,090
Citizens & Northern Corp. 2,793 54,994
Citizens Financial Services,
Inc.(a) 754 44,297
City Holding Co. 2,467 289,601
Civista Bancshares, Inc. 3,098 55,206
CNB Financial Corp. 4,088 98,357
Coastal Financial Corp.*(a) 2,040 110,140
Colony Bankcorp, Inc. 3,190 49,509
Columbia Financial, Inc.*(a) 4,683 79,939
Community Financial System,
Inc.(a) 8,689 504,570
Community Trust Bancorp, Inc. 2,885 143,269
Community West
Bancshares(a) 3,072 59,167
ConnectOne Bancorp, Inc. 6,573 164,654
CrossFirst Bankshares, Inc.* 8,282 138,227
Customers Bancorp, Inc.* 5,141 238,799
CVB Financial Corp. 22,858 407,330
Dime Community Bancshares,
Inc.(a) 5,939 171,043
Eagle Bancorp, Inc. 5,141 116,084
Eastern Bankshares, Inc.(a) 33,825 554,392
Enterprise Bancorp, Inc. 1,950 62,322
Enterprise Financial Services
Corp. 6,557 336,112
Equity Bancshares, Inc., Class
A 2,705 110,580
Esquire Financial Holdings,
Inc. 1,191 77,665
ESSA Bancorp, Inc. 1,672 32,136
Farmers & Merchants
Bancorp, Inc.(a) 2,175 60,139
Farmers National Banc Corp.
(a) 6,916 104,570
FB Financial Corp. 6,282 294,814
Fidelity D&D Bancorp, Inc.(a) 857 42,284
Financial Institutions, Inc. 2,757 70,221
First Bancorp(a) 31,046 793,997
First Bancorp, Inc. (The) 2,094 55,114
First Bancshares, Inc. (The) 5,309 170,578
First Bank 4,076 61,955
First Busey Corp. 10,022 260,772
First Business Financial
Services, Inc. 1,593 72,625
First Commonwealth Financial
Corp.(a) 16,947 290,641
First Community Bankshares,
Inc. 3,049 131,564
First Financial Bancorp 15,895 401,031
First Financial Bankshares,
Inc.(a) 22,850 845,678
First Financial Corp. 2,244 98,399
First Financial Northwest, Inc. 1,219 27,452
First Foundation, Inc.(a) 10,827 67,560
First Internet Bancorp(a) 1,450 49,677
Common Stocks
Shares Value ($)
Banks
First Interstate BancSystem,
Inc., Class A 14,220 436,270
First Merchants Corp. 10,746 399,751
First Mid Bancshares, Inc. 4,004 155,796
First of Long Island Corp.
(The) 4,701 60,502
First Western Financial, Inc.* 1,380 27,600
Five Star Bancorp(a) 3,072 91,331
Flushing Financial Corp.(a) 4,731 68,978
FS Bancorp, Inc. 1,342 59,706
Fulton Financial Corp. 28,202 511,302
FVCBankcorp, Inc.*(a) 2,595 33,865
German American Bancorp,
Inc.(a) 5,137 199,059
Glacier Bancorp, Inc.(a) 20,010 914,457
Great Southern Bancorp, Inc. 1,658 95,020
Greene County Bancorp, Inc.
(a) 1,406 43,445
Guaranty Bancshares, Inc. 1,385 47,616
Hancock Whitney Corp. 15,051 770,160
Hanmi Financial Corp. 4,070 75,702
HarborOne Bancorp, Inc. 7,279 94,481
HBT Financial, Inc. 2,659 58,179
Heartland Financial USA, Inc. 7,399 419,523
Heritage Commerce Corp. 11,163 110,290
Heritage Financial Corp. 5,224 113,726
Hilltop Holdings, Inc. 8,475 272,556
Hingham Institution for
Savings(a) 254 61,801
Home Bancorp, Inc. 1,439 64,151
Home BancShares, Inc. 34,233 927,372
HomeStreet, Inc. 3,541 55,806
HomeTrust Bancshares, Inc. 2,829 96,412
Hope Bancorp, Inc. 20,134 252,883
Horizon Bancorp, Inc. 7,845 121,990
Independent Bank Corp. 10,899 546,984
Independent Bank Group, Inc. 6,289 362,624
International Bancshares Corp. 9,686 579,126
Investar Holding Corp.(a) 1,782 34,571
John Marshall Bancorp, Inc.(a) 1,893 37,444
Kearny Financial Corp. 10,426 71,627
Lakeland Financial Corp. 4,220 274,806
LCNB Corp.(a) 2,456 37,012
LINKBANCORP, Inc. 3,402 21,807
Live Oak Bancshares, Inc. 6,025 285,404
Mercantile Bank Corp. 2,980 130,286
Metrocity Bankshares, Inc. 3,506 107,354
Metropolitan Bank Holding
Corp.* 1,787 93,960
Mid Penn Bancorp, Inc. 2,903 86,596
Middlefield Banc Corp.(a) 1,398 40,262
Midland States Bancorp, Inc. 3,698 82,761
MidWestOne Financial Group,
Inc. 2,970 84,734
MVB Financial Corp. 2,183 42,263
National Bank Holdings Corp.,
Class A 6,090 256,389
National Bankshares, Inc.(a) 1,074 32,113
NB Bancorp, Inc.*(a) 6,832 126,802
NBT Bancorp, Inc.(a) 7,748 342,694
New York Community
Bancorp, Inc.(a) 43,688 490,616

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Banks
Nicolet Bankshares, Inc.(a) 2,301 220,045
Northeast Bank 1,194 92,093
Northeast Community
Bancorp, Inc. 2,594 68,611
Northfield Bancorp, Inc. 7,347 85,225
Northrim Bancorp, Inc.(a) 1,045 74,425
Northwest Bancshares, Inc. 20,905 279,709
Norwood Financial Corp.(a) 1,304 35,964
Oak Valley Bancorp 1,116 29,652
OceanFirst Financial Corp. 10,148 188,651
OFG Bancorp 7,726 347,052
Old National Bancorp(a) 55,945 1,043,934
Old Second Bancorp, Inc. 8,004 124,782
Orange County Bancorp, Inc. 943 56,882
Origin Bancorp, Inc. 5,282 169,869
Orrstown Financial Services,
Inc. 3,350 120,466
Pacific Premier Bancorp, Inc. 16,130 405,831
Park National Corp.(a) 2,567 431,205
Parke Bancorp, Inc.(a) 2,026 42,343
Pathward Financial, Inc. 4,200 277,242
PCB Bancorp 2,268 42,616
Peapack-Gladstone Financial
Corp. 2,897 79,407
Peoples Bancorp of North
Carolina, Inc.(a) 839 21,302
Peoples Bancorp, Inc. 6,339 190,740
Peoples Financial Services
Corp.(a) 1,604 75,196
Pioneer Bancorp, Inc.* 2,248 24,661
Plumas Bancorp 970 39,557
Ponce Financial Group, Inc.* 2,998 35,047
Preferred Bank(a) 1,239 99,430
Premier Financial Corp. 6,612 155,250
Primis Financial Corp. 3,510 42,752
Princeton Bancorp, Inc. 996 36,832
Provident Bancorp, Inc.*(a) 2,598 28,032
Provident Financial Services,
Inc.(a) 19,954 370,346
QCR Holdings, Inc. 2,943 217,870
RBB Bancorp 3,256 74,953
Red River Bancshares, Inc.(a) 791 41,132
Renasant Corp.(a) 9,695 315,087
Republic Bancorp, Inc., Class
A 1,630 106,439
S&T Bancorp, Inc. 6,044 253,667
Sandy Spring Bancorp, Inc. 7,806 244,874
Seacoast Banking Corp. of
Florida 14,220 378,963
ServisFirst Bancshares, Inc.(a) 8,775 705,949
Shore Bancshares, Inc. 4,900 68,551
Sierra Bancorp 2,567 74,135
Simmons First National Corp.,
Class A 20,894 450,057
SmartFinancial, Inc. 3,088 89,984
South Plains Financial, Inc. 2,431 82,459
Southern First Bancshares,
Inc.* 1,282 43,691
Southern Missouri Bancorp,
Inc. 1,732 97,841
Common Stocks
Shares Value ($)
Banks
Southern States Bancshares,
Inc. 1,508 46,341
Southside Bancshares, Inc.(a) 4,810 160,798
SouthState Corp. 13,350 1,297,353
Stellar Bancorp, Inc. 8,761 226,822
Sterling Bancorp, Inc.*(a) 3,556 16,180
Stock Yards Bancorp, Inc.(a) 4,443 275,422
Texas Capital Bancshares,
Inc.* 8,106 579,255
Third Coast Bancshares, Inc.* 2,127 56,940
Timberland Bancorp, Inc. 1,353 40,942
Tompkins Financial Corp. 2,344 135,460
Towne Bank 12,781 422,540
TriCo Bancshares 5,859 249,886
Triumph Financial, Inc.*(a) 3,798 302,093
TrustCo Bank Corp. 2,956 97,755
Trustmark Corp. 10,170 323,609
UMB Financial Corp.(a) 8,042 845,295
United Bankshares, Inc. 23,149 858,828
United Community Banks, Inc.
(a) 19,448 565,548
Unity Bancorp, Inc. 1,254 42,711
Univest Financial Corp. 5,277 148,495
USCB Financial Holdings, Inc. 1,595 24,324
Valley National Bancorp(a) 74,867 678,295
Veritex Holdings, Inc. 8,840 232,669
Virginia National Bankshares
Corp.(a) 841 35,028
WaFd, Inc. 11,899 414,680
Washington Trust Bancorp,
Inc.(a) 3,085 99,368
WesBanco, Inc. 10,196 303,637
West Bancorp, Inc. 2,979 56,631
Westamerica Bancorp 4,239 209,491
WSFS Financial Corp.(a) 9,878 503,679
45,345,294
Beverages 0.3%
Duckhorn Portfolio, Inc.
(The)*(a) 8,226 47,793
MGP Ingredients, Inc.(a) 2,455 204,378
National Beverage Corp.(a) 4,069 190,999
Primo Water Corp. 27,388 691,547
Vita Coco Co., Inc. (The)*(a) 6,809 192,763
1,327,480
Biotechnology 8.9%
2seventy bio, Inc.*(a) 9,313 43,957
4D Molecular Therapeutics,
Inc.*(a) 8,732 94,393
89bio, Inc.* 14,423 106,730
Absci Corp.*(a) 13,547 51,750
ACADIA Pharmaceuticals,
Inc.* 20,422 314,090
ACELYRIN, Inc.* 13,191 65,032
Achieve Life Sciences, Inc.*(a) 5,698 27,009
Acrivon Therapeutics, Inc.*(a) 2,378 16,646
Actinium Pharmaceuticals,
Inc.* 6,009 11,297
Acumen Pharmaceuticals,
Inc.* 6,975 17,298
ADC Therapeutics SA* 14,621 46,056
ADMA Biologics, Inc.* 38,673 773,073

122 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Adverum Biotechnologies,
Inc.* 3,490 24,500
Aerovate Therapeutics,
Inc.*(a) 1,797 3,756
Agenus, Inc.*(a) 3,412 18,698
Agios Pharmaceuticals,
Inc.*(a) 9,865 438,302
Akebia Therapeutics, Inc.*(a) 40,213 53,081
Akero Therapeutics, Inc.* 11,820 339,116
Aldeyra Therapeutics, Inc.* 9,299 50,122
Alector, Inc.* 13,530 63,050
Alkermes plc*(a) 28,186 788,926
Allogene Therapeutics, Inc.*(a) 22,084 61,835
Altimmune, Inc.*(a) 11,956 73,410
ALX Oncology Holdings,
Inc.*(a) 5,639 10,263
Amicus Therapeutics, Inc.* 51,022 544,915
AnaptysBio, Inc.* 3,456 115,776
Anavex Life Sciences
Corp.*(a) 12,235 69,495
Anika Therapeutics, Inc.* 2,320 57,304
Annexon, Inc.* 16,487 97,603
Apogee Therapeutics, Inc.*(a) 6,557 385,158
Applied Therapeutics, Inc.*(a) 16,311 138,644
Arbutus Biopharma Corp.*(a) 25,671 98,833
Arcellx, Inc.*(a) 7,394 617,473
Arcturus Therapeutics
Holdings, Inc.*(a) 4,149 96,298
Arcus Biosciences, Inc.*(a) 9,119 139,430
Arcutis Biotherapeutics,
Inc.*(a) 18,623 173,194
Ardelyx, Inc.*(a) 40,640 280,010
ArriVent Biopharma, Inc.*(a) 4,819 113,247
Arrowhead Pharmaceuticals,
Inc.*(a) 20,805 402,993
ARS Pharmaceuticals, Inc.*(a) 8,224 119,248
Artiva Biotherapeutics, Inc.*(a) 2,340 36,153
Astria Therapeutics, Inc.*(a) 7,472 82,267
Atossa Therapeutics, Inc.*(a) 21,317 32,402
Aura Biosciences, Inc.*(a) 7,530 67,092
Aurinia Pharmaceuticals, Inc.* 22,721 166,545
Avid Bioservices, Inc.*(a) 10,461 119,046
Avidity Biosciences, Inc.*(a) 18,779 862,519
Avita Medical, Inc.*(a) 4,784 51,284
Beam Therapeutics, Inc.*(a) 13,029 319,211
BioCryst Pharmaceuticals,
Inc.* 36,098 274,345
Biohaven Ltd.*(a) 13,087 653,957
Biomea Fusion, Inc.*(a) 5,189 52,409
Black Diamond Therapeutics,
Inc.* 6,287 27,348
Bluebird Bio, Inc.*(a) 30,145 15,660
Blueprint Medicines Corp.*(a) 10,929 1,010,933
Boundless Bio, Inc.*(a) 2,423 8,408
Bridgebio Pharma, Inc.*(a) 24,105 613,713
C4 Therapeutics, Inc.*(a) 9,929 56,595
Cabaletta Bio, Inc.* 7,252 34,229
Candel Therapeutics, Inc.*(a) 3,379 23,416
Capricor Therapeutics, Inc.*(a) 4,266 64,886
Cardiff Oncology, Inc.*(a) 6,729 17,966
CareDx, Inc.* 8,822 275,467
Cargo Therapeutics, Inc.* 5,875 108,394
Common Stocks
Shares Value ($)
Biotechnology
Caribou Biosciences, Inc.* 12,763 25,015
Cartesian Therapeutics,
Inc.*(a) 1,189 19,167
Catalyst Pharmaceuticals,
Inc.* 19,229 382,273
Celcuity, Inc.*(a) 4,612 68,765
Celldex Therapeutics, Inc.*(a) 11,041 375,284
Century Therapeutics, Inc.*(a) 7,616 13,023
CervoMed, Inc.*(a) 921 13,447
CG oncology, Inc.*(a) 8,168 308,179
Cibus, Inc., Class A* 2,497 8,140
Cogent Biosciences, Inc.*(a) 16,299 176,029
Coherus Biosciences, Inc.*(a) 18,551 19,293
Compass Therapeutics, Inc.* 16,365 30,112
Corbus Pharmaceuticals
Holdings, Inc.*(a) 1,726 35,607
Crinetics Pharmaceuticals,
Inc.* 13,364 682,900
Cullinan Therapeutics, Inc.*(a) 8,930 149,488
Cytokinetics, Inc.*(a) 19,732 1,041,850
Day One Biopharmaceuticals,
Inc.*(a) 8,672 120,801
Denali Therapeutics, Inc.* 21,363 622,304
Design Therapeutics, Inc.*(a) 5,087 27,368
Dianthus Therapeutics, Inc.*(a) 4,285 117,323
Disc Medicine, Inc.*(a) 3,406 167,371
Dynavax Technologies
Corp.*(a) 22,330 248,756
Dyne Therapeutics, Inc.*(a) 13,893 499,037
Editas Medicine, Inc.*(a) 14,058 47,938
Elevation Oncology, Inc.* 8,633 5,179
Eliem Therapeutics, Inc.*(a) 4,967 25,282
Enanta Pharmaceuticals, Inc.* 3,672 38,042
Entrada Therapeutics, Inc.*(a) 4,282 68,426
Erasca, Inc.*(a) 30,381 82,940
Fate Therapeutics, Inc.* 16,839 58,937
Fennec Pharmaceuticals, Inc.* 3,757 18,785
Fibrobiologics, Inc.*(a) 4,151 12,827
Foghorn Therapeutics, Inc.*(a) 4,618 42,994
Galectin Therapeutics, Inc.*(a) 3,628 9,977
Generation Bio Co.* 10,268 25,362
Geron Corp.* 100,286 455,298
Greenwich Lifesciences,
Inc.*(a) 984 14,140
Gyre Therapeutics, Inc.*(a) 1,158 14,521
Halozyme Therapeutics,
Inc.*(a) 21,460 1,228,370
Heron Therapeutics, Inc.*(a) 19,788 39,378
HilleVax, Inc.*(a) 5,242 9,226
Humacyte, Inc.*(a) 14,987 81,529
Ideaya Biosciences, Inc.*(a) 14,290 452,707
IGM Biosciences, Inc.*(a) 2,467 40,804
ImmunityBio, Inc.*(a) 25,031 93,115
Immunome, Inc.*(a) 9,204 134,562
Immunovant, Inc.*(a) 10,155 289,519
Inhibrx Biosciences, Inc.*(a) 1,907 29,864
Inmune Bio, Inc.*(a) 2,083 11,227
Inovio Pharmaceuticals,
Inc.*(a) 4,329 25,022
Inozyme Pharma, Inc.*(a) 9,246 48,357
Insmed, Inc.* 27,123 1,979,979
Intellia Therapeutics, Inc.*(a) 16,908 347,459

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Biotechnology
Invivyd, Inc.* 13,274 13,539
Iovance Biotherapeutics,
Inc.*(a) 44,100 414,099
Ironwood Pharmaceuticals,
Inc., Class A* 24,948 102,786
iTeos Therapeutics, Inc.* 4,649 47,466
Janux Therapeutics, Inc.* 4,905 222,834
Jasper Therapeutics, Inc.*(a) 1,899 35,720
KalVista Pharmaceuticals,
Inc.*(a) 6,432 74,483
Keros Therapeutics, Inc.*(a) 5,166 299,990
Kiniksa Pharmaceuticals
International plc, Class A* 6,314 157,787
Kodiak Sciences, Inc.* 5,383 14,050
Korro Bio, Inc.*(a) 1,028 34,356
Krystal Biotech, Inc.*(a) 4,307 784,003
Kura Oncology, Inc.* 12,698 248,119
Kymera Therapeutics, Inc.*(a) 7,780 368,227
Kyverna Therapeutics, Inc.* 2,840 13,888
Larimar Therapeutics, Inc.*(a) 7,060 46,243
LENZ Therapeutics, Inc.(a) 2,127 50,495
Lexeo Therapeutics, Inc.* 4,021 36,350
Lexicon Pharmaceuticals,
Inc.*(a) 20,767 32,604
Lineage Cell Therapeutics,
Inc.*(a) 26,695 24,167
Lyell Immunopharma, Inc.*(a) 28,216 38,938
MacroGenics, Inc.*(a) 9,416 30,979
Madrigal Pharmaceuticals,
Inc.*(a) 3,049 647,059
MannKind Corp.*(a) 46,135 290,189
MeiraGTx Holdings plc* 6,025 25,124
Mersana Therapeutics, Inc.*(a) 20,534 38,809
Metagenomi, Inc.* 2,160 4,687
MiMedx Group, Inc.* 21,032 124,299
Mineralys Therapeutics,
Inc.*(a) 4,796 58,080
Mirum Pharmaceuticals,
Inc.*(a) 6,811 265,629
Monte Rosa Therapeutics,
Inc.* 7,040 37,312
Myriad Genetics, Inc.* 15,640 428,380
Neurogene, Inc.*(a) 1,722 72,255
Nkarta, Inc.*(a) 8,881 40,142
Novavax, Inc.*(a) 24,694 311,885
Nurix Therapeutics, Inc.* 11,037 248,001
Nuvalent, Inc., Class A*(a) 5,989 612,675
Ocugen, Inc.*(a) 43,103 42,767
Olema Pharmaceuticals,
Inc.*(a) 6,707 80,082
Organogenesis Holdings, Inc.,
Class A*(a) 13,811 39,499
ORIC Pharmaceuticals,
Inc.*(a) 10,241 104,970
Outlook Therapeutics, Inc.*(a) 2,748 14,674
Ovid therapeutics, Inc.*(a) 8,507 10,038
PepGen, Inc.*(a) 2,586 22,110
Perspective Therapeutics,
Inc.*(a) 9,349 124,809
Poseida Therapeutics, Inc.,
Class A* 13,031 37,269
Common Stocks
Shares Value ($)
Biotechnology
Praxis Precision Medicines,
Inc.* 2,903 167,039
Precigen, Inc.*(a) 20,259 19,187
Prelude Therapeutics, Inc.*(a) 1,794 3,714
Prime Medicine, Inc.*(a) 9,548 36,951
ProKidney Corp., Class A*(a) 17,538 33,673
Protagonist Therapeutics,
Inc.*(a) 10,194 458,730
Prothena Corp. plc* 7,159 119,770
PTC Therapeutics, Inc.* 13,245 491,390
Puma Biotechnology, Inc.* 6,989 17,822
Pyxis Oncology, Inc.* 8,102 29,734
Q32 Bio, Inc.*(a) 1,042 46,494
RAPT Therapeutics, Inc.*(a) 4,409 8,862
Recursion Pharmaceuticals,
Inc., Class A*(a) 41,167 271,291
REGENXBIO, Inc.*(a) 7,704 80,815
Regulus Therapeutics, Inc.* 10,371 16,282
Relay Therapeutics, Inc.*(a) 16,843 119,248
Renovaro, Inc.*(a) 7,819 3,779
Replimune Group, Inc.* 10,470 114,751
REVOLUTION Medicines,
Inc.*(a) 26,294 1,192,433
Rhythm Pharmaceuticals,
Inc.*(a) 9,386 491,733
Rigel Pharmaceuticals, Inc.* 2,733 44,220
Rocket Pharmaceuticals, Inc.* 11,586 213,993
Sage Therapeutics, Inc.*(a) 9,309 67,211
Sana Biotechnology, Inc.*(a) 23,769 98,879
Savara, Inc.*(a) 19,768 83,816
Scholar Rock Holding
Corp.*(a) 11,552 92,532
Sera Prognostics, Inc., Class
A*(a) 4,558 35,552
Shattuck Labs, Inc.*(a) 6,707 23,407
Skye Bioscience, Inc.* 2,849 11,140
Soleno Therapeutics, Inc.*(a) 4,064 205,191
Solid Biosciences, Inc.*(a) 3,832 26,709
SpringWorks Therapeutics,
Inc.*(a) 11,994 384,288
Spyre Therapeutics, Inc.*(a) 6,103 179,489
Stoke Therapeutics, Inc.* 5,995 73,679
Summit Therapeutics, Inc.*(a) 15,279 334,610
Sutro Biopharma, Inc.* 13,711 47,440
Syndax Pharmaceuticals, Inc.* 14,469 278,528
Tango Therapeutics, Inc.*(a) 8,741 67,306
Taysha Gene Therapies,
Inc.*(a) 30,981 62,272
Tenaya Therapeutics, Inc.* 10,800 20,844
TG Therapeutics, Inc.*(a) 24,266 567,582
Tourmaline Bio, Inc.(a) 3,855 99,112
Travere Therapeutics, Inc.*(a) 12,369 173,042
TScan Therapeutics, Inc.*(a) 6,399 31,867
Twist Bioscience Corp.*(a) 9,872 446,017
Tyra Biosciences, Inc.*(a) 3,406 80,075
UroGen Pharma Ltd.*(a) 6,463 82,080
Vanda Pharmaceuticals, Inc.* 10,528 49,376
Vaxcyte, Inc.*(a) 20,605 2,354,533
Vera Therapeutics, Inc., Class
A* 6,801 300,604
Veracyte, Inc.*(a) 13,373 455,217
Verastem, Inc.*(a) 7,722 23,089

124 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Vericel Corp.* 8,474 358,027
Verve Therapeutics, Inc.* 11,905 57,620
Vir Biotechnology, Inc.* 15,965 119,578
Viridian Therapeutics, Inc.*(a) 10,592 240,968
Voyager Therapeutics, Inc.*(a) 7,884 46,121
Werewolf Therapeutics, Inc.* 4,951 10,496
X4 Pharmaceuticals, Inc.* 28,042 18,769
XBiotech, Inc.*(a) 3,061 23,662
Xencor, Inc.* 10,369 208,521
XOMA Royalty Corp.* 1,291 34,186
Y-mAbs Therapeutics, Inc.*(a) 6,021 79,176
Zentalis Pharmaceuticals,
Inc.*(a) 9,384 34,533
Zura Bio Ltd., Class A*(a) 7,341 29,804
Zymeworks, Inc.* 9,644 121,032
41,691,312
Broadline Retail 0.0%
†
1stdibs.com, Inc.* 4,178 18,425
Groupon, Inc., Class A*(a) 3,852 37,672
Savers Value Village, Inc.*(a) 4,134 43,490
99,587
Building Products 1.5%
American Woodmark Corp.* 2,685 250,913
Apogee Enterprises, Inc. 3,741 261,926
AZZ, Inc.(a) 5,091 420,567
Caesarstone Ltd.* 3,237 14,761
CSW Industrials, Inc.(a) 2,860 1,047,875
Gibraltar Industries, Inc.* 5,179 362,167
Griffon Corp. 6,545 458,150
Insteel Industries, Inc. 3,131 97,343
Janus International Group,
Inc.*(a) 24,660 249,313
JELD-WEN Holding, Inc.*(a) 15,128 239,174
Masterbrand, Inc.* 22,155 410,754
Quanex Building Products
Corp.(a) 7,596 210,789
Resideo Technologies, Inc.* 25,198 507,488
Tecnoglass, Inc.(a) 3,924 269,422
UFP Industries, Inc. 10,510 1,379,017
Zurn Elkay Water Solutions
Corp.(a) 24,909 895,229
7,074,888
Capital Markets 1.7%
AlTi Global, Inc.*(a) 5,825 21,785
Artisan Partners Asset
Management, Inc., Class
A(a) 10,930 473,488
B. Riley Financial, Inc.(a) 3,640 19,110
BGC Group, Inc., Class A 55,717 511,482
Brightsphere Investment
Group, Inc. 4,872 123,749
Cohen & Steers, Inc.(a) 4,846 464,974
Diamond Hill Investment
Group, Inc. 509 82,259
Donnelley Financial Solutions,
Inc.* 4,524 297,815
Forge Global Holdings, Inc.* 17,009 22,282
GCM Grosvenor, Inc., Class
A(a) 7,461 84,459
Hamilton Lane, Inc., Class A(a) 6,667 1,122,656
Common Stocks
Shares Value ($)
Capital Markets
MarketWise, Inc. 5,364 3,585
Moelis & Co., Class A 9,720 665,917
Open Lending Corp.*(a) 17,074 104,493
P10, Inc., Class A(a) 5,682 60,854
Patria Investments Ltd., Class
A 9,455 105,612
Perella Weinberg Partners,
Class A 9,528 183,986
Piper Sandler Cos. 3,075 872,716
PJT Partners, Inc., Class A(a) 4,157 554,294
Silvercrest Asset Management
Group, Inc., Class A 1,945 33,532
StepStone Group, Inc., Class
A 10,852 616,719
StoneX Group, Inc.* 4,948 405,142
Value Line, Inc. 128 5,952
Victory Capital Holdings, Inc.,
Class A 7,242 401,207
Virtus Investment Partners,
Inc. 1,240 259,718
WisdomTree, Inc.(a) 24,673 246,483
7,744,269
Chemicals 2.0%
AdvanSix, Inc. 4,317 131,150
American Vanguard Corp.(a) 4,232 22,430
Arcadium Lithium plc*(a) 188,639 537,621
Arq, Inc.* 4,137 24,284
ASP Isotopes, Inc.*(a) 6,835 19,001
Aspen Aerogels, Inc.*(a) 10,175 281,746
Avient Corp. 15,768 793,446
Balchem Corp. 5,558 978,208
Cabot Corp. 9,391 1,049,632
Core Molding Technologies,
Inc.* 1,260 21,685
Ecovyst, Inc.* 20,294 139,014
Hawkins, Inc.(a) 3,350 427,024
HB Fuller Co. 9,440 749,347
Ingevity Corp.* 6,349 247,611
Innospec, Inc. 4,298 486,061
Intrepid Potash, Inc.* 2,056 49,344
Koppers Holdings, Inc. 3,439 125,627
Kronos Worldwide, Inc.(a) 3,942 49,078
LSB Industries, Inc.* 9,709 78,060
Mativ Holdings, Inc. 9,534 161,983
Minerals Technologies, Inc. 5,615 433,646
Northern Technologies
International Corp.(a) 1,223 15,031
Orion SA 10,056 179,097
Perimeter Solutions SA* 22,792 306,552
PureCycle Technologies,
Inc.*(a) 20,778 197,391
Quaker Chemical Corp.(a) 2,400 404,376
Rayonier Advanced Materials,
Inc.* 11,185 95,744
Sensient Technologies Corp. 7,289 584,724
Stepan Co. 3,701 285,902
Tronox Holdings plc 20,993 307,128
Valhi, Inc.(a) 328 10,945
9,192,888
Commercial Services & Supplies 1.7%
ABM Industries, Inc. 11,028 581,837

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Commercial Services & Supplies
ACCO Brands Corp. 16,073 87,919
ACV Auctions, Inc., Class A* 25,522 518,862
Aris Water Solutions, Inc.,
Class A 4,524 76,320
Bridger Aerospace Group
Holdings, Inc.*(a) 3,046 6,762
BrightView Holdings, Inc.* 10,213 160,753
Brink's Co. (The) 7,756 896,904
Casella Waste Systems, Inc.,
Class A* 10,648 1,059,370
CECO Environmental Corp.* 4,971 140,182
Cimpress plc* 3,003 246,006
CompX International, Inc. 302 8,821
CoreCivic, Inc.* 19,356 244,853
Deluxe Corp. 7,709 150,248
Driven Brands Holdings,
Inc.*(a) 10,037 143,228
Ennis, Inc. 4,293 104,406
Enviri Corp.* 13,400 138,556
GEO Group, Inc. (The)*(a) 21,704 278,896
Healthcare Services Group,
Inc.* 12,450 139,067
HNI Corp. 8,200 441,488
Interface, Inc., Class A 9,862 187,082
LanzaTech Global, Inc.*(a) 18,273 34,902
Liquidity Services, Inc.* 3,548 80,894
Matthews International Corp.,
Class A 5,060 117,392
MillerKnoll, Inc.(a) 12,337 305,464
Montrose Environmental
Group, Inc.* 5,573 146,570
NL Industries, Inc. 1,817 13,500
OPENLANE, Inc.*(a) 18,973 320,264
Perma-Fix Environmental
Services, Inc.*(a) 2,874 35,264
Pitney Bowes, Inc. 17,361 123,784
Quad/Graphics, Inc. 4,927 22,369
Quest Resource Holding
Corp.*(a) 2,642 21,083
Steelcase, Inc., Class A 16,491 222,464
UniFirst Corp. 2,603 517,086
Viad Corp.* 3,447 123,506
Virco Mfg. Corp.(a) 1,765 24,375
VSE Corp.(a) 2,781 230,072
7,950,549
Communications Equipment 0.6%
ADTRAN Holdings, Inc.*(a) 13,735 81,449
Applied Optoelectronics, Inc.* 6,253 89,480
Aviat Networks, Inc.*(a) 2,086 45,120
Calix, Inc.* 10,251 397,636
Clearfield, Inc.*(a) 2,067 80,530
CommScope Holding Co.,
Inc.*(a) 35,937 219,575
Digi International, Inc.*(a) 6,014 165,565
Extreme Networks, Inc.* 21,958 330,029
Harmonic, Inc.* 19,217 279,992
Infinera Corp.*(a) 35,476 239,463
NETGEAR, Inc.* 4,892 98,134
NetScout Systems, Inc.* 12,294 267,395
Ribbon Communications,
Inc.*(a) 16,675 54,194
Common Stocks
Shares Value ($)
Communications Equipment
Viasat, Inc.*(a) 21,163 252,686
Viavi Solutions, Inc.*(a) 38,493 347,207
2,948,455
Construction & Engineering 1.6%
Ameresco, Inc., Class A*(a) 5,680 215,499
Arcosa, Inc. 8,381 794,184
Argan, Inc. 2,152 218,277
Bowman Consulting Group
Ltd., Class A*(a) 2,181 52,519
Centuri Holdings, Inc.* 2,316 37,403
Concrete Pumping Holdings,
Inc.* 3,608 20,890
Construction Partners, Inc.,
Class A* 7,514 524,477
Dycom Industries, Inc.* 4,904 966,578
Fluor Corp.* 29,543 1,409,497
Granite Construction, Inc.(a) 7,604 602,845
Great Lakes Dredge & Dock
Corp.*(a) 11,732 123,538
IES Holdings, Inc.* 1,454 290,247
Limbach Holdings, Inc.*(a) 1,709 129,474
Matrix Service Co.* 4,470 51,539
MYR Group, Inc.*(a) 2,794 285,631
Northwest Pipe Co.* 1,702 76,811
Orion Group Holdings, Inc.*(a) 5,175 29,860
Primoris Services Corp. 9,252 537,356
Southland Holdings, Inc.* 851 3,149
Sterling Infrastructure, Inc.* 5,209 755,409
Tutor Perini Corp.*(a) 7,692 208,915
7,334,098
Construction Materials 0.4%
Knife River Corp.* 9,857 881,117
Smith-Midland Corp.*(a) 734 24,508
Summit Materials, Inc., Class
A*(a) 21,200 827,436
United States Lime & Minerals,
Inc. 1,859 181,550
1,914,611
Consumer Finance 0.8%
Atlanticus Holdings Corp.* 1,019 35,747
Bread Financial Holdings, Inc. 4,254 202,405
Consumer Portfolio Services,
Inc.*(a) 1,397 13,104
Encore Capital Group, Inc.*(a) 4,198 198,439
Enova International, Inc.* 4,433 371,441
FirstCash Holdings, Inc. 6,680 766,864
Green Dot Corp., Class A* 6,983 81,771
LendingClub Corp.* 18,916 216,210
LendingTree, Inc.* 1,692 98,187
Medallion Financial Corp.(a) 3,469 28,238
Moneylion, Inc.* 1,436 59,666
Navient Corp. 14,543 226,725
Nelnet, Inc., Class A 2,566 290,676
NerdWallet, Inc., Class A*(a) 7,134 90,673
OppFi, Inc.(a) 4,414 20,878
PRA Group, Inc.* 6,594 147,442
PROG Holdings, Inc. 7,127 345,588
Regional Management Corp. 1,483 48,509
Upstart Holdings, Inc.* 13,453 538,255

126 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Finance
World Acceptance Corp.* 652 76,923
3,857,741
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The) 5,757 288,656
Chefs' Warehouse, Inc.
(The)*(a) 6,180 259,622
HF Foods Group, Inc.*(a) 6,626 23,655
Ingles Markets, Inc., Class A 2,545 189,857
Natural Grocers by Vitamin
Cottage, Inc. 1,703 50,562
PriceSmart, Inc.(a) 4,328 397,224
SpartanNash Co. 5,930 132,891
Sprouts Farmers Market,
Inc.*(a) 17,413 1,922,569
United Natural Foods, Inc.* 9,899 166,501
Village Super Market, Inc.,
Class A(a) 1,474 46,859
Weis Markets, Inc.(a) 2,847 196,244
3,674,640
Containers & Packaging 0.2%
Ardagh Metal Packaging SA 24,123 90,944
Greif, Inc., Class A 4,527 283,662
Greif, Inc., Class B 779 54,397
Myers Industries, Inc. 6,469 89,402
O-I Glass, Inc.* 26,648 349,622
Pactiv Evergreen, Inc.(a) 7,316 84,207
Ranpak Holdings Corp., Class
A*(a) 7,448 48,635
TriMas Corp. 6,757 172,506
1,173,375
Distributors 0.1%
A-Mark Precious Metals, Inc.
(a) 3,104 137,073
GigaCloud Technology, Inc.,
Class A*(a) 3,933 90,380
Weyco Group, Inc.(a) 835 28,423
255,876
Diversified Consumer Services 0.9%
Adtalem Global Education,
Inc.* 6,494 490,167
American Public Education,
Inc.* 2,642 38,970
Carriage Services, Inc., Class
A 2,200 72,226
Chegg, Inc.* 18,431 32,623
Coursera, Inc.* 23,352 185,415
European Wax Center, Inc.,
Class A*(a) 5,864 39,875
Frontdoor, Inc.* 13,569 651,176
Graham Holdings Co., Class
B(a) 580 476,598
Laureate Education, Inc. 23,673 393,209
Lincoln Educational Services
Corp.* 4,379 52,285
Mister Car Wash, Inc.* 15,675 102,044
Nerdy, Inc.*(a) 15,606 15,342
OneSpaWorld Holdings Ltd.(a) 17,489 288,743
Perdoceo Education Corp. 10,046 223,423
Strategic Education, Inc. 3,815 353,078
Stride, Inc.*(a) 7,367 628,479
Common Stocks
Shares Value ($)
Diversified Consumer Services
Udemy, Inc.*(a) 17,086 127,120
Universal Technical Institute,
Inc.* 6,955 113,088
4,283,861
Diversified REITs 0.7%
Alexander & Baldwin, Inc. 13,076 251,059
Alpine Income Property Trust,
Inc. 2,179 39,658
American Assets Trust, Inc. 8,398 224,395
Armada Hoffler Properties, Inc. 11,028 119,433
Broadstone Net Lease, Inc.(a) 33,018 625,691
CTO Realty Growth, Inc. 3,886 73,912
Empire State Realty Trust,
Inc., Class A 23,846 264,214
Essential Properties Realty
Trust, Inc.(a) 30,427 1,039,082
Gladstone Commercial Corp.
(a) 7,296 118,487
Global Net Lease, Inc.(a) 35,486 298,792
One Liberty Properties, Inc. 2,863 78,847
3,133,570
Diversified Telecommunication Services 0.7%
Anterix, Inc.* 1,754 66,056
AST SpaceMobile, Inc., Class
A*(a) 23,125 604,719
ATN International, Inc. 1,691 54,687
Bandwidth, Inc., Class A* 4,392 76,904
Cogent Communications
Holdings, Inc.(a) 7,566 574,411
Consolidated Communications
Holdings, Inc.* 12,630 58,603
Globalstar, Inc.*(a) 128,377 159,187
IDT Corp., Class B 2,607 99,509
Liberty Latin America Ltd.,
Class A* 5,804 55,602
Liberty Latin America Ltd.,
Class C*(a) 22,834 216,695
Lumen Technologies, Inc.*(a) 174,393 1,238,190
Shenandoah
Telecommunications Co.(a) 8,543 120,542
3,325,105
Electric Utilities 0.8%
ALLETE, Inc. 10,254 658,204
Genie Energy Ltd., Class B 2,208 35,880
Hawaiian Electric Industries,
Inc.*(a) 28,397 274,883
MGE Energy, Inc.(a) 6,258 572,294
Otter Tail Corp.(a) 7,141 558,141
Portland General Electric Co. 17,843 854,680
TXNM Energy, Inc.(a) 15,487 677,866
3,631,948
Electrical Equipment 1.3%
Allient, Inc. 2,370 45,006
American Superconductor
Corp.* 6,011 141,860
Amprius Technologies, Inc.*(a) 768 852
Array Technologies, Inc.*(a) 26,545 175,197
Atkore, Inc. 6,397 542,082
Blink Charging Co.*(a) 16,114 27,716

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Electrical Equipment
Bloom Energy Corp., Class
A*(a) 34,585 365,218
ChargePoint Holdings, Inc.*(a) 69,093 94,657
Energy Vault Holdings, Inc.*(a) 15,325 14,712
EnerSys 6,877 701,798
Enovix Corp.*(a) 26,825 250,545
Fluence Energy, Inc.*(a) 10,677 242,475
Freyr Battery, Inc.*(a) 18,389 17,839
FuelCell Energy, Inc.*(a) 88,147 33,496
GrafTech International Ltd.*(a) 43,090 56,879
LSI Industries, Inc. 4,753 76,761
NANO Nuclear Energy, Inc.*(a) 737 10,620
Net Power, Inc.*(a) 3,367 23,603
NEXTracker, Inc., Class A*(a) 24,866 931,978
NuScale Power Corp., Class
A*(a) 13,595 157,430
Plug Power, Inc.*(a) 128,554 290,532
Powell Industries, Inc.(a) 1,623 360,290
Preformed Line Products Co. 436 55,843
SES AI Corp.* 19,304 12,351
Shoals Technologies Group,
Inc., Class A* 29,112 163,318
Stem, Inc.*(a) 28,826 10,037
Sunrun, Inc.* 37,917 684,781
Thermon Group Holdings, Inc.* 5,617 167,611
TPI Composites, Inc.*(a) 8,323 37,870
Ultralife Corp.* 1,609 14,545
Vicor Corp.* 3,963 166,842
5,874,744
Electronic Equipment, Instruments & Components 3.0%
908 Devices, Inc.*(a) 4,627 16,056
Advanced Energy Industries,
Inc.(a) 6,408 674,378
Aeva Technologies, Inc.*(a) 3,452 11,357
Arlo Technologies, Inc.* 16,570 200,663
Badger Meter, Inc. 5,047 1,102,315
Bel Fuse, Inc., Class A 300 29,829
Bel Fuse, Inc., Class B 1,837 144,223
Belden, Inc.(a) 6,974 816,865
Benchmark Electronics, Inc. 6,280 278,330
Climb Global Solutions, Inc. 690 68,683
CTS Corp. 5,049 244,271
Daktronics, Inc.*(a) 6,461 83,412
ePlus, Inc.* 4,656 457,871
Evolv Technologies Holdings,
Inc.*(a) 21,947 88,885
Fabrinet* 6,292 1,487,680
FARO Technologies, Inc.* 3,230 61,822
Insight Enterprises, Inc.*(a) 4,859 1,046,580
Iteris, Inc.* 7,211 51,487
Itron, Inc.* 7,909 844,760
Kimball Electronics, Inc.*(a) 4,031 74,614
Knowles Corp.* 15,435 278,293
Lightwave Logic, Inc.*(a) 21,088 58,203
Methode Electronics, Inc. 6,215 74,331
MicroVision, Inc.*(a) 37,824 43,119
Mirion Technologies, Inc.,
Class A* 34,888 386,210
Napco Security Technologies,
Inc.(a) 6,009 243,124
nLight, Inc.* 7,744 82,783
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Novanta, Inc.* 6,212 1,111,451
OSI Systems, Inc.* 2,792 423,909
Ouster, Inc.* 7,196 45,335
PAR Technology Corp.*(a) 6,299 328,052
PC Connection, Inc. 2,034 153,425
Plexus Corp.* 4,694 641,717
Powerfleet, Inc. NJ*(a) 17,398 86,990
Richardson Electronics Ltd.(a) 1,780 21,965
Rogers Corp.* 3,192 360,728
Sanmina Corp.* 9,350 640,008
ScanSource, Inc.* 4,407 211,668
SmartRent, Inc., Class A*(a) 31,117 53,832
TTM Technologies, Inc.* 17,374 317,075
Vishay Intertechnology, Inc.(a) 21,901 414,148
Vishay Precision Group, Inc.* 1,936 50,142
13,810,589
Energy Equipment & Services 2.1%
Archrock, Inc. 28,813 583,175
Atlas Energy Solutions, Inc.,
Class A(a) 11,729 255,692
Borr Drilling Ltd. 41,264 226,539
Bristow Group, Inc., Class
A*(a) 4,354 151,040
Cactus, Inc., Class A 11,299 674,211
ChampionX Corp. 33,196 1,000,859
Core Laboratories, Inc.(a) 8,290 153,614
DMC Global, Inc.* 3,291 42,717
Drilling Tools International
Corp.* 1,527 5,696
Expro Group Holdings NV*(a) 16,500 283,305
Forum Energy Technologies,
Inc.* 1,866 28,848
Geospace Technologies
Corp.*(a) 2,017 20,856
Helix Energy Solutions Group,
Inc.*(a) 24,459 271,495
Helmerich & Payne, Inc.(a) 16,817 511,573
Innovex International, Inc.*(a) 5,682 83,412
Kodiak Gas Services, Inc. 3,454 100,166
Liberty Energy, Inc., Class A(a) 27,869 532,019
Mammoth Energy Services,
Inc.*(a) 3,270 13,374
Nabors Industries Ltd.*(a) 1,538 99,155
Natural Gas Services Group,
Inc.* 1,725 32,965
Newpark Resources, Inc.* 13,869 96,112
Noble Corp. plc(a) 23,927 864,722
Oceaneering International,
Inc.*(a) 17,699 440,174
Oil States International, Inc.* 11,397 52,426
Patterson-UTI Energy, Inc.(a) 68,076 520,781
ProFrac Holding Corp., Class
A*(a) 4,055 27,533
ProPetro Holding Corp.* 15,613 119,596
Ranger Energy Services, Inc.,
Class A 2,327 27,715
RPC, Inc.(a) 14,643 93,130
SEACOR Marine Holdings,
Inc.* 4,025 38,841
Seadrill Ltd.* 11,920 473,701

128 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Water Solutions, Inc.,
Class A 16,146 179,705
Solaris Energy Infrastructure,
Inc., Class A 4,102 52,342
TETRA Technologies, Inc.*(a) 20,266 62,825
Tidewater, Inc.* 8,400 603,036
Transocean Ltd.*(a) 126,299 536,771
Valaris Ltd.*(a) 10,825 603,494
9,863,615
Entertainment 0.5%
AMC Entertainment Holdings,
Inc., Class A* 58,487 266,116
Atlanta Braves Holdings, Inc.,
Class A* 1,729 72,877
Atlanta Braves Holdings, Inc.,
Class C* 8,818 350,957
Cinemark Holdings, Inc.*(a) 19,278 536,700
Eventbrite, Inc., Class A*(a) 15,076 41,158
Golden Matrix Group, Inc.*(a) 3,259 7,593
IMAX Corp.* 7,346 150,666
Lions Gate Entertainment
Corp., Class A* 11,140 87,226
Lions Gate Entertainment
Corp., Class B* 20,423 141,327
LiveOne, Inc.* 11,404 10,820
Madison Square Garden
Entertainment Corp., Class
A* 6,808 289,544
Marcus Corp. (The)(a) 3,915 58,999
Playstudios, Inc.* 17,505 26,433
Reservoir Media, Inc.*(a) 2,894 23,470
Sphere Entertainment Co.* 4,628 204,465
Vivid Seats, Inc., Class A* 13,025 48,193
2,316,544
Financial Services 2.7%
Acacia Research Corp.* 7,245 33,762
Alerus Financial Corp. 3,410 78,021
AvidXchange Holdings,
Inc.*(a) 29,690 240,786
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,086 165,244
Burford Capital Ltd.(a) 34,789 461,302
Cannae Holdings, Inc. 9,854 187,817
Cantaloupe, Inc.* 10,313 76,316
Cass Information Systems,
Inc. 2,569 106,562
Compass Diversified Holdings 11,911 263,590
Enact Holdings, Inc. 5,414 196,691
Essent Group Ltd. 18,222 1,171,492
EVERTEC, Inc.(a) 11,076 375,366
Federal Agricultural Mortgage
Corp., Class C 1,602 300,231
Flywire Corp.* 21,224 347,861
HA Sustainable Infrastructure
Capital, Inc.(a) 19,363 667,443
I3 Verticals, Inc., Class A* 3,830 81,617
International Money Express,
Inc.* 5,648 104,432
Jackson Financial, Inc., Class
A 11,766 1,073,412
Common Stocks
Shares Value ($)
Financial Services
Marqeta, Inc., Class A* 81,655 401,743
Merchants Bancorp 3,209 144,277
Mr. Cooper Group, Inc.* 11,228 1,034,997
NCR Atleos Corp.* 12,651 360,933
NewtekOne, Inc. 4,396 54,774
NMI Holdings, Inc., Class A* 13,808 568,752
Onity Group, Inc.* 983 31,397
Pagseguro Digital Ltd., Class
A* 33,515 288,564
Payoneer Global, Inc.* 40,778 307,058
Paysafe Ltd.*(a) 5,522 123,858
Paysign, Inc.* 6,264 22,989
PennyMac Financial Services,
Inc.(a) 4,739 540,104
Priority Technology Holdings,
Inc.*(a) 2,909 19,868
Radian Group, Inc. 23,055 799,778
Remitly Global, Inc.*(a) 25,415 340,307
Repay Holdings Corp., Class
A*(a) 16,261 132,690
Sezzle, Inc.* 401 68,407
StoneCo Ltd., Class A*(a) 49,479 557,134
SWK Holdings Corp.* 494 8,541
Velocity Financial, Inc.*(a) 1,565 30,690
Walker & Dunlop, Inc. 5,631 639,625
Waterstone Financial, Inc. 2,912 42,806
12,451,237
Food Products 1.0%
Alico, Inc.(a) 1,170 32,725
B&G Foods, Inc.(a) 13,062 115,991
Beyond Meat, Inc.*(a) 9,955 67,495
BRC, Inc., Class A* 8,507 29,094
Calavo Growers, Inc. 2,766 78,914
Cal-Maine Foods, Inc. 7,109 532,038
Dole plc 13,423 218,661
Forafric Global plc*(a) 651 7,382
Fresh Del Monte Produce, Inc. 5,778 170,682
Hain Celestial Group, Inc.
(The)* 15,851 136,794
J & J Snack Foods Corp.(a) 2,603 448,028
John B Sanfilippo & Son, Inc. 1,513 142,691
Lancaster Colony Corp.(a) 3,358 592,922
Lifeway Foods, Inc.* 745 19,310
Limoneira Co.(a) 2,792 73,988
Mama's Creations, Inc.*(a) 5,402 39,435
Mission Produce, Inc.*(a) 7,101 91,035
Seneca Foods Corp., Class A* 867 54,040
Simply Good Foods Co.
(The)*(a) 15,623 543,212
SunOpta, Inc.* 16,645 106,195
TreeHouse Foods, Inc.*(a) 8,229 345,453
Utz Brands, Inc.(a) 10,982 194,381
Vital Farms, Inc.*(a) 5,664 198,637
Westrock Coffee Co.*(a) 5,252 34,138
WK Kellogg Co.(a) 11,486 196,525
4,469,766
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A 20,644 896,569
Chesapeake Utilities Corp. 3,807 472,715
New Jersey Resources Corp. 17,014 803,061

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Gas Utilities
Northwest Natural Holding Co. 6,627 270,514
ONE Gas, Inc.(a) 9,726 723,809
RGC Resources, Inc. 1,454 32,817
Southwest Gas Holdings, Inc. 10,561 778,979
Spire, Inc.(a) 9,813 660,317
4,638,781
Ground Transportation 0.5%
ArcBest Corp.(a) 4,052 439,439
Covenant Logistics Group,
Inc., Class A 1,333 70,436
FTAI Infrastructure, Inc. 17,784 166,458
Heartland Express, Inc. 7,694 94,482
Hertz Global Holdings, Inc.*(a) 20,983 69,244
Marten Transport Ltd. 9,439 167,070
PAM Transportation Services,
Inc.* 941 17,408
Proficient Auto Logistics, Inc.* 2,464 34,940
RXO, Inc.* 23,393 655,004
Universal Logistics Holdings,
Inc. 1,189 51,258
Werner Enterprises, Inc. 10,579 408,244
2,173,983
Health Care Equipment & Supplies 3.2%
Accuray, Inc.* 18,811 33,860
Alphatec Holdings, Inc.*(a) 17,935 99,719
AngioDynamics, Inc.* 6,800 52,904
Artivion, Inc.*(a) 6,989 186,047
AtriCure, Inc.*(a) 8,008 224,544
Avanos Medical, Inc.* 7,623 183,181
Axogen, Inc.* 7,645 107,183
Axonics, Inc.*(a) 8,757 609,487
Bioventus, Inc., Class A* 6,266 74,879
Cerus Corp.*(a) 31,786 55,308
CONMED Corp.(a) 5,259 378,227
CVRx, Inc.*(a) 2,412 21,250
Embecta Corp. 9,855 138,956
Fractyl Health, Inc.* 5,293 13,391
Glaukos Corp.* 8,516 1,109,464
Haemonetics Corp.*(a) 8,596 690,946
ICU Medical, Inc.* 3,677 670,023
Inari Medical, Inc.* 9,036 372,645
Inmode Ltd.*(a) 13,948 236,419
Inogen, Inc.* 4,619 44,804
Integer Holdings Corp.*(a) 5,729 744,770
Integra LifeSciences Holdings
Corp.* 11,922 216,623
iRadimed Corp. 1,233 62,008
iRhythm Technologies, Inc.*(a) 5,434 403,420
Lantheus Holdings, Inc.*(a) 11,879 1,303,720
LeMaitre Vascular, Inc. 3,517 326,694
LivaNova plc* 9,470 497,554
Merit Medical Systems, Inc.* 9,806 969,127
Neogen Corp.*(a) 37,889 636,914
NeuroPace, Inc.* 2,242 15,627
Nevro Corp.*(a) 5,638 31,516
Novocure Ltd.*(a) 18,562 290,124
Omnicell, Inc.* 7,944 346,358
OraSure Technologies, Inc.* 12,578 53,708
Orchestra BioMed Holdings,
Inc.* 3,775 19,404
Orthofix Medical, Inc.* 5,985 93,486
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
OrthoPediatrics Corp.* 2,611 70,784
Paragon 28, Inc.*(a) 7,878 52,625
PROCEPT BioRobotics
Corp.*(a) 7,379 591,206
Pulmonx Corp.* 7,056 58,494
Pulse Biosciences, Inc.*(a) 3,052 53,532
RxSight, Inc.* 6,208 306,861
Sanara Medtech, Inc.*(a) 526 15,906
Semler Scientific, Inc.*(a) 677 15,943
SI-BONE, Inc.* 6,840 95,623
Sight Sciences, Inc.*(a) 5,833 36,748
STAAR Surgical Co.* 8,591 319,156
Stereotaxis, Inc.*(a) 9,136 18,637
Surmodics, Inc.* 2,350 91,133
Tactile Systems Technology,
Inc.*(a) 4,259 62,224
Tandem Diabetes Care,
Inc.*(a) 11,290 478,809
TransMedics Group, Inc.*(a) 5,569 874,333
Treace Medical Concepts,
Inc.*(a) 8,586 49,799
UFP Technologies, Inc.*(a) 1,258 398,409
Utah Medical Products, Inc. 445 29,775
Varex Imaging Corp.* 6,511 77,611
Zimvie, Inc.* 4,937 78,350
Zynex, Inc.*(a) 2,178 17,772
15,108,020
Health Care Providers & Services 2.8%
Accolade, Inc.* 12,361 47,590
AdaptHealth Corp., Class A* 17,904 201,062
Addus HomeCare Corp.* 2,976 395,897
agilon health, Inc.*(a) 53,783 211,367
AirSculpt Technologies,
Inc.*(a) 2,144 10,870
Alignment Healthcare, Inc.* 16,891 199,652
AMN Healthcare Services,
Inc.*(a) 6,599 279,732
Ardent Health Partners, Inc.* 1,959 36,006
Astrana Health, Inc.* 7,516 435,477
Aveanna Healthcare Holdings,
Inc.* 9,709 50,487
BrightSpring Health Services,
Inc.*(a) 9,011 132,281
Brookdale Senior Living, Inc.* 33,440 227,058
Castle Biosciences, Inc.* 4,466 127,370
Community Health Systems,
Inc.* 22,139 134,384
Concentra Group Holdings
Parent, Inc.* 3,829 85,616
CorVel Corp.* 1,528 499,488
Cross Country Healthcare,
Inc.*(a) 5,612 75,425
DocGo, Inc.*(a) 16,773 55,686
Enhabit, Inc.*(a) 8,169 64,535
Ensign Group, Inc. (The)(a) 9,608 1,381,823
Fulgent Genetics, Inc.* 3,537 76,859
GeneDx Holdings Corp., Class
A*(a) 2,276 96,593
Guardant Health, Inc.* 20,229 464,053
HealthEquity, Inc.* 14,622 1,196,811
Hims & Hers Health, Inc.* 32,521 599,037

130 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
InfuSystem Holdings, Inc.* 2,391 16,020
Innovage Holding Corp.*(a) 2,750 16,500
Joint Corp. (The)*(a) 1,656 18,945
LifeStance Health Group,
Inc.*(a) 23,914 167,398
ModivCare, Inc.*(a) 2,027 28,946
Nano-X Imaging Ltd.*(a) 9,124 55,474
National HealthCare Corp.(a) 2,161 271,789
National Research Corp. 2,428 55,504
NeoGenomics, Inc.*(a) 21,754 320,872
OPKO Health, Inc.*(a) 55,715 83,015
Option Care Health, Inc.*(a) 29,625 927,263
Owens & Minor, Inc.* 13,321 209,006
PACS Group, Inc.*(a) 6,668 266,520
Patterson Cos., Inc.(a) 13,823 301,894
Pediatrix Medical Group, Inc.* 14,185 164,404
Pennant Group, Inc. (The)* 4,906 175,144
Performant Financial Corp.*(a) 12,888 48,201
PetIQ, Inc., Class A* 4,553 140,096
Privia Health Group, Inc.*(a) 17,765 323,501
Progyny, Inc.*(a) 14,640 245,366
Quipt Home Medical Corp.* 7,072 20,650
RadNet, Inc.*(a) 11,565 802,495
Select Medical Holdings Corp. 18,669 650,988
Sonida Senior Living, Inc.*(a) 575 15,376
Surgery Partners, Inc.*(a) 13,136 423,505
Talkspace, Inc.* 20,606 43,067
US Physical Therapy, Inc. 2,572 217,668
Viemed Healthcare, Inc.* 5,387 39,487
13,134,253
Health Care REITs 0.7%
American Healthcare REIT,
Inc. 14,220 371,142
CareTrust REIT, Inc. 24,915 768,877
Community Healthcare Trust,
Inc. 4,524 82,111
Diversified Healthcare Trust 38,224 160,159
Global Medical REIT, Inc. 10,562 104,669
LTC Properties, Inc.(a) 7,647 280,569
National Health Investors, Inc.
(a) 7,370 619,522
Sabra Health Care REIT, Inc.
(a) 40,499 753,686
Strawberry Fields REIT, Inc. 1,560 19,796
Universal Health Realty
Income Trust 2,165 99,049
3,259,580
Health Care Technology 0.4%
Definitive Healthcare Corp.,
Class A* 9,645 43,113
Evolent Health, Inc., Class
A*(a) 19,788 559,605
Health Catalyst, Inc.* 9,935 80,871
HealthStream, Inc. 4,321 124,617
LifeMD, Inc.* 5,824 30,518
OptimizeRx Corp.* 3,454 26,665
Phreesia, Inc.*(a) 9,629 219,445
Schrodinger, Inc.*(a) 9,808 181,938
Simulations Plus, Inc.(a) 2,619 83,860
Teladoc Health, Inc.*(a) 29,115 267,276
Common Stocks
Shares Value ($)
Health Care Technology
Waystar Holding Corp.* 7,500 209,175
1,827,083
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc. 40,554 602,227
Braemar Hotels & Resorts,
Inc.(a) 12,706 39,261
Chatham Lodging Trust 8,835 75,274
DiamondRock Hospitality Co. 35,982 314,123
Pebblebrook Hotel Trust(a) 20,161 266,730
RLJ Lodging Trust 27,144 249,182
Ryman Hospitality Properties,
Inc.(a) 10,325 1,107,253
Service Properties Trust(a) 28,485 129,892
Summit Hotel Properties, Inc.
(a) 18,265 125,298
Sunstone Hotel Investors, Inc. 35,487 366,226
Xenia Hotels & Resorts, Inc. 17,522 258,800
3,534,266
Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc.,
Class A* 8,357 97,108
Bally's Corp.* 3,926 67,723
Biglari Holdings, Inc., Class B* 109 18,749
BJ's Restaurants, Inc.* 3,276 106,667
Bloomin' Brands, Inc.(a) 13,603 224,858
Brinker International, Inc.* 7,670 586,985
Cheesecake Factory, Inc.
(The)(a) 8,471 343,499
Chuy's Holdings, Inc.* 3,019 112,911
Cracker Barrel Old Country
Store, Inc.(a) 3,989 180,901
Dave & Buster's
Entertainment, Inc.*(a) 5,553 189,080
Denny's Corp.* 9,497 61,256
Despegar.com Corp.*(a) 10,894 135,086
Dine Brands Global, Inc.(a) 2,683 83,790
El Pollo Loco Holdings, Inc.* 4,706 64,472
Empire Resorts, Inc.*^∞ 444 0
Everi Holdings, Inc.* 13,457 176,825
First Watch Restaurant Group,
Inc.*(a) 4,984 77,750
Full House Resorts, Inc.*(a) 5,321 26,711
Global Business Travel Group
I*(a) 22,007 169,234
Golden Entertainment, Inc.(a) 3,424 108,849
Hilton Grand Vacations, Inc.* 12,766 463,661
Inspired Entertainment,
Inc.*(a) 3,980 36,895
International Game
Technology plc 19,663 418,822
Jack in the Box, Inc.(a) 3,529 164,240
Krispy Kreme, Inc.(a) 14,969 160,767
Kura Sushi USA, Inc., Class
A*(a) 1,068 86,038
Life Time Group Holdings,
Inc.* 10,395 253,846
Lindblad Expeditions Holdings,
Inc.*(a) 6,113 56,545
Monarch Casino & Resort, Inc. 2,215 175,583
Mondee Holdings, Inc., Class
A*(a) 6,602 9,177

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Nathan's Famous, Inc. 439 35,515
ONE Group Hospitality, Inc.
(The)*(a) 3,598 13,241
Papa John's International, Inc.
(a) 5,783 311,530
PlayAGS, Inc.* 7,043 80,220
Portillo's, Inc., Class A*(a) 8,947 120,516
Potbelly Corp.* 4,278 35,679
RCI Hospitality Holdings, Inc. 1,459 64,998
Red Rock Resorts, Inc., Class
A(a) 8,621 469,327
Rush Street Interactive, Inc.* 12,810 138,988
Sabre Corp.*(a) 66,028 242,323
Shake Shack, Inc., Class A* 6,543 675,303
Six Flags Entertainment Corp.
(a) 16,061 647,419
Super Group SGHC Ltd. 27,350 99,280
Sweetgreen, Inc., Class A*(a) 17,221 610,484
Target Hospitality Corp.* 5,932 46,151
United Parks & Resorts, Inc.* 6,180 312,708
Vacasa, Inc., Class A*(a) 1,895 5,325
Xponential Fitness, Inc., Class
A*(a) 4,140 51,336
8,618,371
Household Durables 2.4%
Beazer Homes USA, Inc.* 5,129 175,258
Cavco Industries, Inc.* 1,434 614,096
Century Communities, Inc.(a) 4,845 498,938
Champion Homes, Inc.* 9,272 879,449
Cricut, Inc., Class A(a) 8,571 59,397
Dream Finders Homes, Inc.,
Class A*(a) 4,677 169,354
Ethan Allen Interiors, Inc.(a) 3,850 122,777
Flexsteel Industries, Inc. 753 33,350
GoPro, Inc., Class A* 20,161 27,419
Green Brick Partners, Inc.*(a) 5,345 446,414
Hamilton Beach Brands
Holding Co., Class A 1,409 42,876
Helen of Troy Ltd.*(a) 3,942 243,813
Hooker Furnishings Corp. 1,704 30,808
Hovnanian Enterprises, Inc.,
Class A* 871 178,006
Installed Building Products,
Inc.(a) 4,135 1,018,327
iRobot Corp.*(a) 5,150 44,754
KB Home(a) 11,673 1,000,259
Landsea Homes Corp.* 3,049 37,655
La-Z-Boy, Inc. 7,270 312,101
Legacy Housing Corp.*(a) 1,892 51,746
LGI Homes, Inc.*(a) 3,561 422,050
Lifetime Brands, Inc.(a) 2,090 13,669
Lovesac Co. (The)*(a) 2,344 67,156
M/I Homes, Inc.* 4,612 790,312
Meritage Homes Corp. 6,198 1,271,024
Purple Innovation, Inc., Class
A* 8,758 8,659
Sonos, Inc.*(a) 21,659 266,189
Taylor Morrison Home Corp.,
Class A* 17,731 1,245,780
Traeger, Inc.* 5,223 19,221
Tri Pointe Homes, Inc.* 15,862 718,707
Common Stocks
Shares Value ($)
Household Durables
United Homes Group, Inc.* 678 4,163
Vizio Holding Corp., Class
A*(a) 15,702 175,391
Worthington Enterprises, Inc. 5,378 222,918
11,212,036
Household Products 0.3%
Central Garden & Pet Co.*(a) 2,226 81,182
Central Garden & Pet Co.,
Class A* 8,394 263,572
Energizer Holdings, Inc. 12,490 396,682
Oil-Dri Corp. of America 847 58,435
WD-40 Co.(a) 2,352 606,534
1,406,405
Independent Power and Renewable Electricity Producers
0.2%
Altus Power, Inc., Class A*(a) 12,510 39,782
Montauk Renewables, Inc.* 11,316 58,956
Ormat Technologies, Inc.(a) 9,270 713,234
Sunnova Energy International,
Inc.*(a) 19,011 185,167
997,139
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 4,691 118,823
Industrial REITs 0.5%
Industrial Logistics Properties
Trust 10,869 51,736
Innovative Industrial
Properties, Inc. 4,958 667,347
LXP Industrial Trust 50,657 509,103
Plymouth Industrial REIT, Inc. 6,976 157,658
Terreno Realty Corp.(a) 16,540 1,105,368
2,491,212
Insurance 1.9%
Ambac Financial Group, Inc.* 7,440 83,402
American Coastal Insurance
Corp.* 4,266 48,078
AMERISAFE, Inc. 3,389 163,790
Baldwin Insurance Group, Inc.
(The), Class A*(a) 11,348 565,130
Bowhead Specialty Holdings,
Inc.* 1,173 32,856
CNO Financial Group, Inc. 19,492 684,169
Crawford & Co., Class A 3,158 34,643
Donegal Group, Inc., Class
A(a) 2,996 44,161
Employers Holdings, Inc. 3,601 172,740
Enstar Group Ltd.* 2,223 714,895
F&G Annuities & Life, Inc.(a) 2,808 125,574
Fidelis Insurance Holdings Ltd. 9,127 164,834
Genworth Financial, Inc.,
Class A* 68,033 466,026
GoHealth, Inc., Class A*(a) 657 6,163
Goosehead Insurance, Inc.,
Class A*(a) 3,890 347,377
Greenlight Capital Re Ltd.,
Class A*(a) 5,387 73,533
Hamilton Insurance Group
Ltd., Class B* 6,949 134,394

132 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
HCI Group, Inc.(a) 1,487 159,198
Heritage Insurance Holdings,
Inc.* 4,059 49,682
Hippo Holdings, Inc.*(a) 3,372 56,919
Horace Mann Educators Corp. 6,665 232,942
Investors Title Co. 262 60,208
James River Group Holdings
Ltd. 5,756 36,090
Kingsway Financial Services,
Inc.* 2,051 16,982
Lemonade, Inc.*(a) 8,826 145,541
Maiden Holdings Ltd.*(a) 16,681 29,525
MBIA, Inc. 7,403 26,429
Mercury General Corp. 4,777 300,855
NI Holdings, Inc.* 1,529 23,975
Oscar Health, Inc., Class A* 33,593 712,508
Palomar Holdings, Inc.* 4,285 405,661
ProAssurance Corp.* 8,709 130,983
Root, Inc., Class A*(a) 1,464 55,310
Safety Insurance Group, Inc. 2,561 209,439
Selective Insurance Group,
Inc. 10,578 986,927
Selectquote, Inc.* 24,744 53,694
SiriusPoint Ltd.*(a) 18,017 258,364
Skyward Specialty Insurance
Group, Inc.* 6,573 267,718
Stewart Information Services
Corp.(a) 4,318 322,727
Tiptree, Inc., Class A 4,443 86,949
Trupanion, Inc.*(a) 5,697 239,160
United Fire Group, Inc. 3,705 77,546
Universal Insurance Holdings,
Inc. 4,487 99,432
8,906,529
Interactive Media & Services 0.6%
Bumble, Inc., Class A*(a) 15,930 101,633
Cargurus, Inc., Class A* 15,292 459,219
Cars.com, Inc.* 11,589 194,232
EverQuote, Inc., Class A* 4,255 89,738
fuboTV, Inc.*(a) 50,009 71,013
Getty Images Holdings,
Inc.*(a) 16,656 63,459
Grindr, Inc.* 4,290 51,180
MediaAlpha, Inc., Class A* 5,181 93,828
Nextdoor Holdings, Inc.*(a) 29,356 72,803
Outbrain, Inc.* 7,466 36,285
QuinStreet, Inc.* 9,294 177,794
Shutterstock, Inc.(a) 4,430 156,689
System1, Inc.*(a) 6,163 6,903
TrueCar, Inc.* 15,719 54,230
Vimeo, Inc.* 25,761 130,093
Webtoon Entertainment, Inc.* 2,700 30,888
Yelp, Inc., Class A* 11,208 393,177
Ziff Davis, Inc.* 7,824 380,716
ZipRecruiter, Inc., Class A* 12,025 114,237
2,678,117
IT Services 0.8%
Applied Digital Corp.*(a) 20,471 168,886
ASGN, Inc.*(a) 7,886 735,212
Backblaze, Inc., Class A* 6,785 43,356
BigBear.ai Holdings, Inc.*(a) 17,363 25,350
Common Stocks
Shares Value ($)
IT Services
BigCommerce Holdings, Inc.,
Series 1* 13,183 77,120
Core Scientific, Inc.*(a) 30,957 367,150
Couchbase, Inc.* 6,581 106,086
DigitalOcean Holdings, Inc.*(a) 11,289 455,963
Fastly, Inc., Class A*(a) 22,911 173,436
Grid Dynamics Holdings, Inc.* 9,783 136,962
Hackett Group, Inc. (The) 3,896 102,348
Information Services Group,
Inc. 7,689 25,374
Perficient, Inc.* 5,967 450,389
Rackspace Technology,
Inc.*(a) 13,194 32,325
Squarespace, Inc., Class A* 10,462 485,751
Thoughtworks Holding, Inc.* 17,172 75,900
Tucows, Inc., Class A*(a) 1,339 27,972
Unisys Corp.* 11,687 66,382
3,555,962
Leisure Products 0.4%
Acushnet Holdings Corp.(a) 5,011 319,451
AMMO, Inc.*(a) 18,385 26,291
Clarus Corp. 4,367 19,652
Escalade, Inc.(a) 1,771 24,918
Funko, Inc., Class A* 5,220 63,788
JAKKS Pacific, Inc.* 1,314 33,533
Johnson Outdoors, Inc., Class
A(a) 808 29,250
Latham Group, Inc.* 6,923 47,076
Malibu Boats, Inc., Class A*(a) 3,594 139,483
Marine Products Corp.(a) 1,063 10,300
MasterCraft Boat Holdings,
Inc.*(a) 2,753 50,132
Peloton Interactive, Inc., Class
A*(a) 59,145 276,799
Smith & Wesson Brands, Inc. 8,085 104,943
Solo Brands, Inc., Class A*(a) 3,415 4,815
Sturm Ruger & Co., Inc. 2,735 113,995
Topgolf Callaway Brands
Corp.*(a) 24,157 265,244
Vista Outdoor, Inc.* 10,231 400,851
1,930,521
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies
Corp.*(a) 19,190 98,253
Akoya Biosciences, Inc.*(a) 3,898 10,603
BioLife Solutions, Inc.*(a) 6,292 157,552
ChromaDex Corp.*(a) 8,195 29,912
Codexis, Inc.* 12,318 37,940
CryoPort, Inc.* 7,973 64,661
Cytek Biosciences, Inc.*(a) 21,578 119,542
Harvard Bioscience, Inc.* 5,847 15,728
Lifecore Biomedical, Inc.*(a) 3,482 17,166
Maravai LifeSciences
Holdings, Inc., Class A*(a) 18,735 155,688
MaxCyte, Inc.*(a) 17,379 67,604
Mesa Laboratories, Inc.(a) 856 111,160
Nautilus Biotechnology, Inc.,
Class A* 8,320 23,712
OmniAb, Inc.*(a) 16,230 68,653
OmniAb, Inc.*^∞(a) 1,742 0

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 133
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Pacific Biosciences of
California, Inc.*(a) 46,260 78,642
Quanterix Corp.* 6,366 82,503
Quantum-Si, Inc.*(a) 15,042 13,270
Standard BioTools, Inc.*(a) 49,797 96,108
1,248,697
Machinery 3.7%
374Water, Inc.*(a) 8,478 11,530
3D Systems Corp.*(a) 23,188 65,854
Alamo Group, Inc. 1,767 318,290
Albany International Corp.,
Class A 5,334 473,926
Astec Industries, Inc.(a) 3,820 122,011
Atmus Filtration Technologies,
Inc. 14,331 537,842
Barnes Group, Inc. 8,083 326,634
Blue Bird Corp.* 5,590 268,096
Chart Industries, Inc.*(a) 7,423 921,491
Columbus McKinnon Corp. 4,653 167,508
Commercial Vehicle Group,
Inc.* 6,475 21,044
Douglas Dynamics, Inc.(a) 3,799 104,776
Eastern Co. (The) 820 26,609
Energy Recovery, Inc.* 9,942 172,891
Enerpac Tool Group Corp.,
Class A 9,319 390,373
Enpro, Inc. 3,614 586,119
ESCO Technologies, Inc. 4,453 574,348
Federal Signal Corp. 10,412 973,106
Franklin Electric Co., Inc. 7,686 805,647
Gencor Industries, Inc.* 1,714 35,754
Gorman-Rupp Co. (The) 3,482 135,624
Graham Corp.* 1,666 49,297
Greenbrier Cos., Inc. (The) 5,389 274,246
Helios Technologies, Inc. 5,776 275,515
Hillenbrand, Inc.(a) 12,203 339,243
Hillman Solutions Corp.* 33,545 354,235
Hyliion Holdings Corp.*(a) 22,896 56,782
Hyster-Yale, Inc. 2,045 130,410
John Bean Technologies Corp.
(a) 5,394 531,363
Kadant, Inc.(a) 2,010 679,380
Kennametal, Inc.(a) 13,598 352,596
L B Foster Co., Class A* 1,506 30,768
Lindsay Corp. 1,858 231,581
Luxfer Holdings plc 4,821 62,432
Manitowoc Co., Inc. (The)* 6,067 58,365
Mayville Engineering Co., Inc.* 2,077 43,783
Miller Industries, Inc.(a) 1,931 117,791
Mueller Industries, Inc.(a) 19,324 1,431,908
Mueller Water Products, Inc.,
Class A 27,062 587,245
NN, Inc.*(a) 7,715 30,089
Omega Flex, Inc. 477 23,812
Park-Ohio Holdings Corp. 1,546 47,462
Proto Labs, Inc.* 4,520 132,752
REV Group, Inc.(a) 9,065 254,364
Shyft Group, Inc. (The) 5,966 74,873
SPX Technologies, Inc.*(a) 7,779 1,240,439
Standex International Corp.(a) 2,004 366,291
Taylor Devices, Inc.*(a) 369 18,421
Common Stocks
Shares Value ($)
Machinery
Tennant Co. 3,288 315,780
Terex Corp.(a) 11,452 605,925
Titan International, Inc.*(a) 8,262 67,170
Trinity Industries, Inc.(a) 14,033 488,910
Twin Disc, Inc.(a) 1,759 21,970
Wabash National Corp. 7,421 142,409
Watts Water Technologies,
Inc., Class A(a) 4,714 976,694
17,453,774
Marine Transportation 0.3%
Costamare, Inc. 7,696 120,981
Genco Shipping & Trading Ltd. 7,257 141,511
Golden Ocean Group Ltd. 21,212 283,817
Himalaya Shipping Ltd.(a) 4,875 42,217
Matson, Inc. 5,898 841,173
Pangaea Logistics Solutions
Ltd. 5,812 42,021
Safe Bulkers, Inc. 11,215 58,094
1,529,814
Media 0.8%
Advantage Solutions, Inc.*(a) 18,135 62,203
AMC Networks, Inc., Class A* 5,365 46,622
Boston Omaha Corp., Class
A*(a) 4,087 60,774
Cable One, Inc.(a) 995 348,041
Cardlytics, Inc.*(a) 6,986 22,355
Clear Channel Outdoor
Holdings, Inc.*(a) 60,568 96,909
EchoStar Corp., Class A*(a) 20,858 517,696
Emerald Holding, Inc. 2,270 11,327
Entravision Communications
Corp., Class A(a) 13,509 27,964
EW Scripps Co. (The), Class
A*(a) 11,548 25,925
Gambling.com Group Ltd.* 2,965 29,709
Gannett Co., Inc.*(a) 23,990 134,824
Gray Television, Inc. 15,672 84,002
Ibotta, Inc., Class A* 1,268 78,121
iHeartMedia, Inc., Class A* 16,177 29,927
Innovid Corp.*(a) 17,664 31,795
Integral Ad Science Holding
Corp.*(a) 12,166 131,514
John Wiley & Sons, Inc., Class
A 6,322 305,037
Magnite, Inc.* 21,988 304,534
National CineMedia, Inc.*(a) 12,022 84,755
PubMatic, Inc., Class A* 7,501 111,540
Scholastic Corp. 4,173 133,578
Sinclair, Inc.(a) 5,956 91,127
Stagwell, Inc., Class A*(a) 15,343 107,708
TechTarget, Inc.* 4,661 113,961
TEGNA, Inc.(a) 29,566 466,551
Thryv Holdings, Inc.*(a) 5,186 89,355
Townsquare Media, Inc., Class
A 2,363 24,008
WideOpenWest, Inc.* 9,295 48,799
3,620,661
Metals & Mining 1.7%
Alpha Metallurgical Resources,
Inc. 1,893 447,089

134 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Arch Resources, Inc. 3,019 417,105
Caledonia Mining Corp. plc(a) 2,874 42,995
Carpenter Technology Corp. 8,216 1,311,109
Century Aluminum Co.* 8,913 144,658
Coeur Mining, Inc.* 68,768 473,124
Commercial Metals Co. 20,030 1,100,849
Compass Minerals
International, Inc.(a) 6,179 74,272
Constellium SE, Class A* 22,671 368,630
Contango ORE, Inc.*(a) 1,683 32,415
Critical Metals Corp.* 949 7,061
Dakota Gold Corp.* 10,981 25,915
Haynes International, Inc. 2,005 119,378
Hecla Mining Co.(a) 100,685 671,569
i-80 Gold Corp.* 51,289 59,495
Ivanhoe Electric, Inc.*(a) 14,780 125,039
Kaiser Aluminum Corp. 2,801 203,129
Lifezone Metals Ltd.*(a) 5,886 41,202
Materion Corp. 3,585 401,018
Metallus, Inc.* 7,646 113,390
Metals Acquisition Ltd., Class
A* 9,217 127,655
Novagold Resources, Inc.* 42,351 173,639
Olympic Steel, Inc. 1,862 72,618
Perpetua Resources Corp.*(a) 6,900 64,515
Piedmont Lithium, Inc.*(a) 2,723 24,316
Radius Recycling, Inc., Class A 4,590 85,099
Ramaco Resources, Inc.,
Class A(a) 4,523 52,919
Ramaco Resources, Inc.,
Class B(a) 691 7,435
Ryerson Holding Corp. 4,926 98,077
SSR Mining, Inc. 35,661 202,554
SunCoke Energy, Inc. 14,158 122,891
Tredegar Corp.* 3,958 28,854
Universal Stainless & Alloy
Products, Inc.* 1,440 55,627
Warrior Met Coal, Inc.(a) 8,919 569,924
Worthington Steel, Inc. 5,731 194,911
8,060,476
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AFC Gamma, Inc. 2,971 30,334
AG Mortgage Investment
Trust, Inc. 4,810 36,123
Angel Oak Mortgage REIT, Inc. 2,451 25,564
Apollo Commercial Real
Estate Finance, Inc.(a) 25,664 235,852
Arbor Realty Trust, Inc.(a) 24,899 387,428
Ares Commercial Real Estate
Corp.(a) 9,669 67,683
ARMOUR Residential REIT,
Inc.(a) 8,614 175,726
Blackstone Mortgage Trust,
Inc., Class A(a) 30,485 579,520
BrightSpire Capital, Inc., Class
A 23,156 129,674
Chicago Atlantic Real Estate
Finance, Inc. 2,828 43,862
Chimera Investment Corp. 14,234 225,324
Claros Mortgage Trust, Inc.(a) 15,726 117,788
Dynex Capital, Inc.(a) 12,052 153,783
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ellington Financial, Inc.(a) 14,456 186,338
Franklin BSP Realty Trust, Inc.
(a) 14,316 186,967
Granite Point Mortgage Trust,
Inc.(a) 7,976 25,284
Invesco Mortgage Capital, Inc.
(a) 8,881 83,393
KKR Real Estate Finance
Trust, Inc.(a) 9,716 119,993
Ladder Capital Corp., Class A 21,481 249,180
MFA Financial, Inc. 17,644 224,432
New York Mortgage Trust, Inc.
(a) 16,450 104,128
Nexpoint Real Estate Finance,
Inc. 1,286 20,100
Orchid Island Capital, Inc. 12,244 100,646
PennyMac Mortgage
Investment Trust(a) 15,504 221,087
Ready Capital Corp.(a) 30,002 228,915
Redwood Trust, Inc.(a) 22,805 176,283
Seven Hills Realty Trust(a) 3,016 41,530
Sunrise Realty Trust, Inc. 990 14,246
TPG RE Finance Trust, Inc. 10,903 93,002
Two Harbors Investment Corp.
(a) 18,383 255,156
4,539,341
Multi-Utilities 0.4%
Avista Corp. 13,583 526,341
Black Hills Corp. 12,021 734,724
Northwestern Energy Group,
Inc. 10,674 610,766
Unitil Corp. 2,765 167,504
2,039,335
Office REITs 0.7%
Brandywine Realty Trust 28,615 155,666
City Office REIT, Inc. 7,930 46,311
COPT Defense Properties(a) 19,653 596,075
Douglas Emmett, Inc.(a) 17,273 303,487
Easterly Government
Properties, Inc., Class A(a) 17,260 234,391
Equity Commonwealth* 18,054 359,275
Franklin Street Properties
Corp. 16,629 29,433
Hudson Pacific Properties, Inc.
(a) 24,016 114,796
JBG SMITH Properties(a) 14,493 253,338
NET Lease Office
Properties(a) 2,529 77,438
Orion Office REIT, Inc. 8,563 34,252
Paramount Group, Inc.(a) 33,511 164,874
Peakstone Realty Trust(a) 6,126 83,497
Piedmont Office Realty Trust,
Inc., Class A 21,797 220,150
Postal Realty Trust, Inc., Class
A(a) 2,595 37,991
SL Green Realty Corp.(a) 11,391 792,927
3,503,901
Oil, Gas & Consumable Fuels 3.1%
Aemetis, Inc.*(a) 5,986 13,768
Amplify Energy Corp.*(a) 7,159 46,748

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 135
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Ardmore Shipping Corp. 6,988 126,483
Berry Corp. 13,562 69,709
California Resources Corp. 11,958 627,436
Centrus Energy Corp., Class
A*(a) 2,343 128,514
Clean Energy Fuels Corp.*(a) 28,628 89,033
CNX Resources Corp.*(a) 25,801 840,339
Comstock Resources, Inc.(a) 16,405 182,588
CONSOL Energy, Inc. 5,039 527,331
Crescent Energy Co., Class A 24,712 270,596
CVR Energy, Inc.(a) 6,030 138,871
Delek US Holdings, Inc. 10,806 202,612
DHT Holdings, Inc. 23,529 259,525
Diversified Energy Co. plc
Reg. S(a) 8,311 94,579
Dorian LPG Ltd.(a) 6,260 215,469
Empire Petroleum Corp.* 2,654 13,934
Encore Energy Corp.*(a) 31,664 127,923
Energy Fuels, Inc.*(a) 31,802 174,593
Evolution Petroleum Corp.(a) 4,403 23,380
Excelerate Energy, Inc., Class
A 2,900 63,829
FLEX LNG Ltd. 4,948 125,877
FutureFuel Corp. 4,710 27,082
Golar LNG Ltd.(a) 16,967 623,707
Granite Ridge Resources, Inc. 8,335 49,510
Green Plains, Inc.* 10,726 145,230
Gulfport Energy Corp.* 2,224 336,602
Hallador Energy Co.*(a) 3,841 36,221
HighPeak Energy, Inc.(a) 2,592 35,977
International Seaways, Inc. 7,005 361,178
Kinetik Holdings, Inc., Class A 6,465 292,606
Kosmos Energy Ltd.* 81,669 329,126
Magnolia Oil & Gas Corp.,
Class A(a) 29,995 732,478
Murphy Oil Corp.(a) 25,727 868,029
NACCO Industries, Inc., Class
A 573 16,245
NextDecade Corp.*(a) 20,369 95,938
Nordic American Tankers Ltd.
(a) 33,962 124,641
Northern Oil & Gas, Inc.(a) 17,214 609,548
Par Pacific Holdings, Inc.* 9,828 172,973
PBF Energy, Inc., Class A(a) 17,930 554,933
Peabody Energy Corp.(a) 21,891 580,987
PrimeEnergy Resources
Corp.* 74 10,197
REX American Resources
Corp.* 2,670 123,594
Riley Exploration Permian, Inc. 1,866 49,430
Ring Energy, Inc.*(a) 24,469 39,150
Sable Offshore Corp.*(a) 8,697 205,510
SandRidge Energy, Inc.(a) 5,395 65,981
Scorpio Tankers, Inc. 8,088 576,674
SFL Corp. Ltd. 20,209 233,818
Sitio Royalties Corp., Class
A(a) 13,454 280,381
SM Energy Co.(a) 19,998 799,320
Talos Energy, Inc.*(a) 25,919 268,262
Teekay Corp.* 9,537 87,740
Teekay Tankers Ltd., Class A 4,175 243,194
Uranium Energy Corp.*(a) 68,365 424,547
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Ur-Energy, Inc.* 57,311 68,200
VAALCO Energy, Inc.(a) 17,535 100,651
Vital Energy, Inc.*(a) 5,023 135,119
Vitesse Energy, Inc.(a) 4,081 98,026
W&T Offshore, Inc.(a) 15,523 33,374
World Kinect Corp.(a) 10,129 313,087
14,512,403
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,842 81,111
Sylvamo Corp.(a) 6,086 522,483
603,594
Passenger Airlines 0.4%
Allegiant Travel Co.(a) 2,770 152,516
Blade Air Mobility, Inc.*(a) 9,653 28,380
Frontier Group Holdings,
Inc.*(a) 7,627 40,804
JetBlue Airways Corp.*(a) 53,722 352,416
Joby Aviation, Inc.*(a) 68,724 345,682
SkyWest, Inc.* 6,892 585,958
Spirit Airlines, Inc.(a) 19,127 45,905
Sun Country Airlines Holdings,
Inc.*(a) 7,080 79,367
Wheels Up Experience,
Inc.*(a) 14,782 35,772
1,666,800
Personal Care Products 0.3%
Beauty Health Co. (The)*(a) 12,420 17,885
Edgewell Personal Care Co.(a) 8,499 308,854
Herbalife Ltd.*(a) 17,592 126,486
Honest Co., Inc. (The)* 13,359 47,692
Inter Parfums, Inc. 3,132 405,531
Medifast, Inc.*(a) 1,832 35,064
Nature's Sunshine Products,
Inc.* 2,114 28,793
Nu Skin Enterprises, Inc.,
Class A 8,693 64,067
Olaplex Holdings, Inc.*(a) 23,055 54,179
USANA Health Sciences, Inc.* 1,912 72,503
Veru, Inc.*(a) 21,723 16,705
Waldencast plc, Class A* 4,054 14,757
1,192,516
Pharmaceuticals 1.7%
Alto Neuroscience, Inc.* 3,612 41,321
Alumis, Inc.* 2,260 24,137
Amneal Pharmaceuticals,
Inc.*(a) 28,049 233,368
Amphastar Pharmaceuticals,
Inc.*(a) 6,673 323,841
ANI Pharmaceuticals, Inc.*(a) 3,218 191,986
Aquestive Therapeutics,
Inc.*(a) 12,537 62,434
Arvinas, Inc.* 11,216 276,250
Atea Pharmaceuticals, Inc.*(a) 12,355 41,389
Avadel Pharmaceuticals plc,
ADR*(a) 16,151 211,820
Axsome Therapeutics, Inc.*(a) 6,253 561,957
Biote Corp., Class A* 4,349 24,267
Cassava Sciences, Inc.*(a) 6,934 204,068
Collegium Pharmaceutical,
Inc.*(a) 5,745 221,987

136 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Contineum Therapeutics, Inc.,
Class A* 1,089 20,843
Corcept Therapeutics, Inc.*(a) 13,863 641,580
CorMedix, Inc.* 8,932 72,171
Edgewise Therapeutics, Inc.* 12,654 337,735
Enliven Therapeutics, Inc.*(a) 6,258 159,829
Esperion Therapeutics, Inc.*(a) 31,525 52,016
Evolus, Inc.* 9,707 157,253
EyePoint Pharmaceuticals,
Inc.*(a) 8,399 67,108
Fulcrum Therapeutics, Inc.*(a) 10,573 37,746
Harmony Biosciences
Holdings, Inc.*(a) 5,236 209,440
Harrow, Inc.* 5,397 242,649
Innoviva, Inc.*(a) 9,247 178,560
Ligand Pharmaceuticals,
Inc.*(a) 2,976 297,868
Liquidia Corp.*(a) 9,699 96,990
Longboard Pharmaceuticals,
Inc.*(a) 5,419 180,615
MediWound Ltd.*(a) 1,321 23,857
Mind Medicine MindMed,
Inc.*(a) 12,021 68,400
Nektar Therapeutics, Class
A*(a) 30,181 39,235
Neumora Therapeutics,
Inc.*(a) 14,798 195,482
Nuvation Bio, Inc.*(a) 30,142 69,025
Ocular Therapeutix, Inc.*(a) 27,204 236,675
Omeros Corp.*(a) 9,036 35,873
Pacira BioSciences, Inc.*(a) 7,665 115,358
Phathom Pharmaceuticals,
Inc.* 5,700 103,056
Phibro Animal Health Corp.,
Class A 3,325 74,879
Pliant Therapeutics, Inc.* 9,791 109,757
Prestige Consumer
Healthcare, Inc.* 8,475 611,048
Rapport Therapeutics, Inc.*(a) 1,550 31,744
Revance Therapeutics, Inc.* 17,366 90,130
Scilex Holding Co.*(a) 9,936 9,187
scPharmaceuticals, Inc.* 4,250 19,380
SIGA Technologies, Inc.(a) 8,180 55,215
Supernus Pharmaceuticals,
Inc.* 8,487 264,625
Tarsus Pharmaceuticals,
Inc.*(a) 6,468 212,733
Terns Pharmaceuticals,
Inc.*(a) 9,644 80,431
Theravance Biopharma,
Inc.*(a) 6,434 51,858
Third Harmonic Bio, Inc.*(a) 3,362 45,555
Trevi Therapeutics, Inc.*(a) 9,782 32,672
Ventyx Biosciences, Inc.*(a) 10,408 22,689
Verrica Pharmaceuticals,
Inc.*(a) 3,081 4,467
WaVe Life Sciences Ltd.*(a) 13,272 108,830
Xeris Biopharma Holdings,
Inc.* 25,785 73,487
Zevra Therapeutics, Inc.*(a) 6,938 48,150
8,005,026
Common Stocks
Shares Value ($)
Professional Services 2.3%
Alight, Inc., Class A* 73,783 545,994
Asure Software, Inc.*(a) 3,827 34,634
Barrett Business Services, Inc.
(a) 4,537 170,183
BlackSky Technology, Inc.*(a) 2,281 10,812
CBIZ, Inc.* 8,249 555,075
Conduent, Inc.* 28,817 116,133
CRA International, Inc. 1,175 206,001
CSG Systems International,
Inc. 5,282 256,969
DLH Holdings Corp.* 1,219 11,410
ExlService Holdings, Inc.* 27,130 1,035,009
Exponent, Inc. 8,688 1,001,553
First Advantage Corp.*(a) 8,656 171,822
FiscalNote Holdings, Inc.*(a) 9,675 12,384
Forrester Research, Inc.* 1,832 32,994
Franklin Covey Co.* 1,824 75,021
Heidrick & Struggles
International, Inc. 3,518 136,709
HireQuest, Inc.(a) 773 10,946
Huron Consulting Group,
Inc.*(a) 3,065 333,165
IBEX Holdings Ltd.* 1,877 37,502
ICF International, Inc. 3,234 539,399
Innodata, Inc.*(a) 4,591 76,991
Insperity, Inc. 6,176 543,488
Kelly Services, Inc., Class A 5,468 117,070
Kforce, Inc. 3,116 191,478
Korn Ferry 9,138 687,543
Legalzoom.com, Inc.* 23,065 146,463
Maximus, Inc. 10,622 989,546
Mistras Group, Inc.* 3,812 43,342
NV5 Global, Inc.* 2,467 230,615
Planet Labs PBC*(a) 37,137 82,816
Resources Connection, Inc. 5,026 48,752
Spire Global, Inc.*(a) 3,696 36,923
Sterling Check Corp.*(a) 5,563 93,013
TriNet Group, Inc. 5,516 534,887
TrueBlue, Inc.* 5,121 40,405
TTEC Holdings, Inc.(a) 3,369 19,776
Upwork, Inc.* 21,793 227,737
Verra Mobility Corp., Class A* 28,886 803,320
Willdan Group, Inc.* 2,326 95,250
WNS Holdings Ltd.*(a) 7,877 415,197
10,718,327
Real Estate Management & Development 0.8%
American Realty Investors,
Inc.*(a) 366 6,420
Anywhere Real Estate, Inc.*(a) 16,534 83,993
Compass, Inc., Class A* 65,860 402,404
Cushman & Wakefield plc* 24,335 331,686
DigitalBridge Group, Inc.(a) 27,936 394,736
eXp World Holdings, Inc.(a) 14,459 203,727
Forestar Group, Inc.* 3,210 103,908
FRP Holdings, Inc.* 2,052 61,273
Kennedy-Wilson Holdings, Inc. 20,051 221,563
Marcus & Millichap, Inc.(a) 4,101 162,522
Maui Land & Pineapple Co.,
Inc.*(a) 1,270 28,511
Newmark Group, Inc., Class A 23,411 363,573
Offerpad Solutions, Inc.*(a) 1,899 7,710

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 137
Common Stocks
Shares Value ($)
Real Estate Management & Development
Opendoor Technologies,
Inc.*(a) 108,642 217,284
RE/MAX Holdings, Inc., Class
A* 3,038 37,823
Real Brokerage, Inc. (The)* 17,623 97,808
Redfin Corp.*(a) 20,562 257,642
RMR Group, Inc. (The), Class
A 2,944 74,719
St Joe Co. (The) 6,193 361,114
Star Holdings* 2,452 33,936
Stratus Properties, Inc.*(a) 834 21,676
Tejon Ranch Co.*(a) 3,686 64,689
Transcontinental Realty
Investors, Inc.* 178 5,124
3,543,841
Residential REITs 0.5%
Apartment Investment and
Management Co., Class A* 25,532 230,809
BRT Apartments Corp. 1,783 31,345
Centerspace 2,625 184,984
Clipper Realty, Inc. 2,440 13,908
Elme Communities 14,902 262,126
Independence Realty Trust,
Inc.(a) 39,651 812,846
NexPoint Residential Trust,
Inc. 3,852 169,527
UMH Properties, Inc. 11,205 220,402
Veris Residential, Inc. 13,297 237,484
2,163,431
Retail REITs 1.3%
Acadia Realty Trust(a) 18,373 431,398
Alexander's, Inc. 358 86,765
CBL & Associates Properties,
Inc.(a) 4,047 101,984
Getty Realty Corp.(a) 8,388 266,822
InvenTrust Properties Corp. 12,068 342,369
Kite Realty Group Trust 37,737 1,002,295
Macerich Co. (The) 37,485 683,726
NETSTREIT Corp.(a) 12,797 211,535
Phillips Edison & Co., Inc. 21,310 803,600
Retail Opportunity Investments
Corp. 21,400 336,622
Saul Centers, Inc. 1,921 80,605
SITE Centers Corp. 8,567 518,304
Tanger, Inc. 18,471 612,868
Urban Edge Properties 21,916 468,783
Whitestone REIT 8,417 113,882
6,061,558
Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc., Class A* 8,867 180,000
Aehr Test Systems*(a) 4,870 62,580
Alpha & Omega
Semiconductor Ltd.* 4,080 151,450
Ambarella, Inc.* 6,450 363,812
Axcelis Technologies, Inc.* 5,656 593,032
CEVA, Inc.* 4,004 96,697
Cohu, Inc.* 8,049 206,859
Credo Technology Group
Holding Ltd.* 22,088 680,310
Diodes, Inc.*(a) 7,836 502,209
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Everspin Technologies, Inc.*(a) 3,106 18,325
FormFactor, Inc.* 13,479 620,034
GCT Semiconductor Holding,
Inc.*(a) 1,515 5,075
Ichor Holdings Ltd.* 5,735 182,430
Impinj, Inc.*(a) 3,931 851,140
indie Semiconductor, Inc.,
Class A*(a) 28,553 113,927
Kulicke & Soffa Industries, Inc. 9,392 423,861
MaxLinear, Inc., Class A*(a) 13,740 198,955
Navitas Semiconductor Corp.,
Class A*(a) 20,898 51,200
NVE Corp. 781 62,379
PDF Solutions, Inc.*(a) 5,417 171,611
Photronics, Inc.* 10,691 264,709
Power Integrations, Inc.(a) 9,769 626,388
QuickLogic Corp.*(a) 2,242 17,196
Rambus, Inc.* 18,907 798,254
Rigetti Computing, Inc.*(a) 22,911 17,942
Semtech Corp.*(a) 11,244 513,401
Silicon Laboratories, Inc.*(a) 5,546 640,951
SiTime Corp.*(a) 3,153 540,771
SkyWater Technology, Inc.*(a) 4,488 40,751
SMART Global Holdings,
Inc.*(a) 8,969 187,901
Synaptics, Inc.*(a) 6,705 520,174
Ultra Clean Holdings, Inc.* 7,709 307,820
Veeco Instruments, Inc.* 9,718 321,957
10,334,101
Software 5.9%
8x8, Inc.*(a) 21,878 44,631
A10 Networks, Inc. 12,053 174,045
ACI Worldwide, Inc.* 18,437 938,443
Adeia, Inc. 19,324 230,149
Agilysys, Inc.*(a) 3,919 427,053
Airship AI Holdings, Inc.* 2,620 6,026
Alarm.com Holdings, Inc.*(a) 8,326 455,182
Alkami Technology, Inc.*(a) 7,960 251,058
Altair Engineering, Inc., Class
A*(a) 9,914 946,886
American Software, Inc., Class
A(a) 5,207 58,266
Amplitude, Inc., Class A* 13,000 116,610
Appian Corp., Class A*(a) 6,917 236,146
Arteris, Inc.*(a) 4,659 35,968
Asana, Inc., Class A*(a) 14,287 165,586
AudioEye, Inc.*(a) 1,190 27,192
Aurora Innovation, Inc., Class
A*(a) 160,996 953,096
AvePoint, Inc.* 22,565 265,590
Bit Digital, Inc.*(a) 20,159 70,758
Blackbaud, Inc.*(a) 7,136 604,276
BlackLine, Inc.*(a) 10,077 555,646
Blend Labs, Inc., Class A*(a) 39,110 146,663
Box, Inc., Class A* 24,265 794,193
Braze, Inc., Class A* 11,470 370,940
C3.ai, Inc., Class A* 14,796 358,507
Cerence, Inc.*(a) 6,846 21,565
Cipher Mining, Inc.*(a) 31,981 123,766
Cleanspark, Inc.*(a) 39,722 371,003
Clear Secure, Inc., Class A(a) 15,118 501,011

138 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Clearwater Analytics Holdings,
Inc., Class A* 26,211 661,828
CommVault Systems, Inc.* 7,541 1,160,183
Consensus Cloud Solutions,
Inc.* 3,050 71,828
CS Disco, Inc.*(a) 5,673 33,357
Daily Journal Corp.*(a) 232 113,703
Dave, Inc.* 1,316 52,587
Digimarc Corp.*(a) 2,750 73,920
Digital Turbine, Inc.*(a) 15,970 49,028
Domo, Inc., Class B* 6,217 46,690
D-Wave Quantum, Inc.*(a) 14,891 14,636
E2open Parent Holdings,
Inc.*(a) 35,476 156,449
eGain Corp.* 3,411 17,396
Enfusion, Inc., Class A* 8,035 76,252
Envestnet, Inc.* 6,895 431,765
EverCommerce, Inc.*(a) 3,504 36,301
Freshworks, Inc., Class A* 35,637 409,113
Hut 8 Corp.*(a) 14,070 172,498
iLearningEngines Holdings,
Inc.*(a) 4,720 7,882
Instructure Holdings, Inc.*(a) 3,712 87,418
Intapp, Inc.* 6,858 328,018
InterDigital, Inc. 4,410 624,588
Jamf Holding Corp.* 14,201 246,387
Kaltura, Inc.* 19,025 25,874
Life360, Inc.* 1,073 42,223
LiveRamp Holdings, Inc.* 11,444 283,582
MARA Holdings, Inc.*(a) 47,589 771,894
Matterport, Inc.* 45,421 204,395
Meridianlink, Inc.*(a) 4,595 94,519
Mitek Systems, Inc.*(a) 7,761 67,288
N-able, Inc.* 12,590 164,425
NCR Voyix Corp.*(a) 25,506 346,116
NextNav, Inc.*(a) 12,485 93,513
Olo, Inc., Class A* 17,875 88,660
ON24, Inc.* 5,406 33,085
OneSpan, Inc.* 6,768 112,823
Ooma, Inc.* 4,320 49,205
Pagaya Technologies Ltd.,
Class A*(a) 8,141 86,050
PagerDuty, Inc.*(a) 16,129 299,193
Porch Group, Inc.*(a) 13,217 20,288
PowerSchool Holdings, Inc.,
Class A*(a) 10,467 238,752
Prairie Operating Co.* 753 6,596
Progress Software Corp.(a) 7,297 491,599
PROS Holdings, Inc.* 8,149 150,920
Q2 Holdings, Inc.*(a) 10,237 816,606
Qualys, Inc.* 6,387 820,474
Rapid7, Inc.* 10,793 430,533
Red Violet, Inc.* 1,984 56,445
Rekor Systems, Inc.*(a) 12,028 14,193
ReposiTrak, Inc.(a) 1,974 36,460
Rimini Street, Inc.*(a) 9,595 17,751
Riot Platforms, Inc.*(a) 49,491 367,223
Roadzen, Inc.*(a) 4,025 4,790
Sapiens International Corp.
NV(a) 5,441 202,786
SEMrush Holdings, Inc., Class
A* 6,178 97,056
Common Stocks
Shares Value ($)
Software
Silvaco Group, Inc.* 1,102 15,759
SolarWinds Corp.(a) 9,505 124,040
SoundHound AI, Inc., Class
A*(a) 51,613 240,517
SoundThinking, Inc.* 2,016 23,365
Sprinklr, Inc., Class A*(a) 22,085 170,717
Sprout Social, Inc., Class A*(a) 8,631 250,903
SPS Commerce, Inc.* 6,428 1,248,125
Telos Corp.* 9,461 33,965
Tenable Holdings, Inc.* 20,456 828,877
Terawulf, Inc.*(a) 40,432 189,222
Varonis Systems, Inc., Class
B* 19,138 1,081,297
Verint Systems, Inc.* 10,839 274,552
Vertex, Inc., Class A*(a) 9,531 367,039
Viant Technology, Inc., Class
A* 3,250 35,978
Weave Communications, Inc.* 6,662 85,274
WM Technology, Inc.*(a) 13,628 11,856
Workiva, Inc., Class A* 8,751 692,379
Xperi, Inc.* 7,836 72,405
Yext, Inc.* 18,887 130,698
Zeta Global Holdings Corp.,
Class A*(a) 30,855 920,405
Zuora, Inc., Class A*(a) 24,079 207,561
27,662,333
Specialized REITs 0.5%
Farmland Partners, Inc.(a) 7,700 80,465
Four Corners Property Trust,
Inc.(a) 16,220 475,408
Gladstone Land Corp.(a) 5,942 82,594
Outfront Media, Inc.(a) 26,000 477,880
PotlatchDeltic Corp. 13,817 622,456
Safehold, Inc.(a) 9,120 239,217
Uniti Group, Inc.(a) 41,884 236,226
2,214,246
Specialty Retail 2.4%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 32,957
Aaron's Co., Inc. (The) 5,595 55,670
Abercrombie & Fitch Co.,
Class A* 8,675 1,213,633
Academy Sports & Outdoors,
Inc.(a) 12,249 714,852
American Eagle Outfitters, Inc. 31,404 703,136
America's Car-Mart, Inc.*(a) 1,067 44,729
Arhaus, Inc., Class A(a) 9,123 112,304
Arko Corp.(a) 13,455 94,454
Asbury Automotive Group,
Inc.*(a) 3,533 842,938
BARK, Inc.*(a) 23,596 38,461
Beyond, Inc.*(a) 7,691 77,525
Boot Barn Holdings, Inc.*(a) 5,109 854,634
Buckle, Inc. (The)(a) 5,397 237,306
Build-A-Bear Workshop, Inc. 2,073 71,249
Caleres, Inc.(a) 5,905 195,160
Camping World Holdings, Inc.,
Class A(a) 7,338 177,726
Citi Trends, Inc.*(a) 1,371 25,185
Designer Brands, Inc., Class
A(a) 7,995 59,003

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 139
Common Stocks
Shares Value ($)
Specialty Retail
Destination XL Group, Inc.* 9,352 27,495
EVgo, Inc., Class A* 17,981 74,441
Foot Locker, Inc. 14,333 370,365
Genesco, Inc.* 1,856 50,428
Group 1 Automotive, Inc. 2,291 877,545
GrowGeneration Corp.*(a) 8,995 19,159
Haverty Furniture Cos., Inc.(a) 2,596 71,312
J Jill, Inc. 1,071 26,422
Lands' End, Inc.*(a) 2,516 43,451
Leslie's, Inc.* 30,003 94,809
MarineMax, Inc.* 3,777 133,215
Monro, Inc.(a) 5,003 144,387
National Vision Holdings, Inc.* 13,162 143,597
ODP Corp. (The)*(a) 5,941 176,745
OneWater Marine, Inc., Class
A*(a) 2,008 48,011
Petco Health & Wellness Co.,
Inc., Class A*(a) 13,902 63,254
RealReal, Inc. (The)*(a) 16,439 51,618
Revolve Group, Inc., Class
A*(a) 6,551 162,334
RumbleON, Inc., Class B*(a) 2,553 12,229
Sally Beauty Holdings, Inc.* 18,164 246,485
Shoe Carnival, Inc.(a) 3,220 141,197
Signet Jewelers Ltd.(a) 7,371 760,245
Sleep Number Corp.*(a) 3,507 64,248
Sonic Automotive, Inc., Class
A(a) 2,481 145,089
Stitch Fix, Inc., Class A* 15,425 43,499
ThredUp, Inc., Class A*(a) 15,674 13,198
Tile Shop Holdings, Inc.* 5,012 33,029
Tilly's, Inc., Class A* 2,351 11,990
Torrid Holdings, Inc.* 1,699 6,677
Upbound Group, Inc. 9,135 292,229
Urban Outfitters, Inc.* 11,175 428,114
Victoria's Secret & Co.*(a) 13,675 351,447
Warby Parker, Inc., Class A* 15,255 249,114
Winmark Corp.(a) 478 183,041
Zumiez, Inc.* 2,946 62,750
11,174,091
Technology Hardware, Storage & Peripherals 0.2%
CompoSecure, Inc., Class A(a) 4,295 60,216
Corsair Gaming, Inc.* 7,997 55,659
CPI Card Group, Inc.* 908 25,270
Diebold Nixdorf, Inc.* 4,498 200,881
Eastman Kodak Co.* 10,360 48,899
Immersion Corp.(a) 5,735 51,156
IonQ, Inc.*(a) 34,660 302,928
Turtle Beach Corp.* 3,128 47,984
Xerox Holdings Corp.(a) 20,487 212,655
1,005,648
Textiles, Apparel & Luxury Goods 0.6%
Figs, Inc., Class A*(a) 21,739 148,695
G-III Apparel Group Ltd.* 6,920 211,198
Hanesbrands, Inc.*(a) 61,546 452,363
Kontoor Brands, Inc. 9,583 783,698
Movado Group, Inc. 2,640 49,104
Oxford Industries, Inc. 2,573 223,233
Rocky Brands, Inc. 1,179 37,563
Steven Madden Ltd. 12,524 613,551
Superior Group of Cos., Inc. 2,199 34,062
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Vera Bradley, Inc.*(a) 5,184 28,305
Wolverine World Wide, Inc.(a) 14,033 244,455
2,826,227
Tobacco 0.2%
Ispire Technology, Inc.*(a) 3,811 23,647
Turning Point Brands, Inc. 3,043 131,306
Universal Corp. 4,242 225,293
Vector Group Ltd. 25,622 382,280
762,526
Trading Companies & Distributors 2.3%
Alta Equipment Group, Inc.(a) 4,453 30,013
Applied Industrial
Technologies, Inc. 6,637 1,480,914
Beacon Roofing Supply, Inc.* 11,001 950,817
BlueLinx Holdings, Inc.* 1,455 153,386
Boise Cascade Co. 6,849 965,572
Custom Truck One Source,
Inc.*(a) 8,074 27,855
Distribution Solutions Group,
Inc.* 1,916 73,785
DNOW, Inc.* 18,074 233,697
DXP Enterprises, Inc.* 2,150 114,724
EVI Industries, Inc.(a) 1,027 19,852
FTAI Aviation Ltd.(a) 17,571 2,335,186
GATX Corp. 6,105 808,607
Global Industrial Co.(a) 2,252 76,501
GMS, Inc.* 6,976 631,816
H&E Equipment Services, Inc. 5,666 275,821
Herc Holdings, Inc. 4,887 779,134
Hudson Technologies, Inc.* 7,289 60,790
Karat Packaging, Inc.(a) 1,247 32,285
McGrath RentCorp 4,194 441,544
MRC Global, Inc.* 14,932 190,234
Rush Enterprises, Inc., Class A 10,614 560,737
Rush Enterprises, Inc., Class
B 1,506 72,213
Titan Machinery, Inc.* 3,459 48,184
Transcat, Inc.*(a) 1,497 180,793
Willis Lease Finance Corp.(a) 495 73,661
Xometry, Inc., Class A*(a) 7,100 130,427
10,748,548
Transportation Infrastructure 0.0%
†
Sky Harbour Group Corp.* 1,761 19,441
Water Utilities 0.4%
American States Water Co. 6,340 528,059
Cadiz, Inc.*(a) 8,789 26,631
California Water Service
Group 9,938 538,838
Consolidated Water Co. Ltd. 2,466 62,168
Global Water Resources, Inc. 1,601 20,157
Middlesex Water Co.(a) 2,957 192,915
Pure Cycle Corp.*(a) 3,202 34,485
SJW Group 5,548 322,394
York Water Co. (The) 1,918 71,848
1,797,495
Wireless Telecommunication Services 0.1%
Gogo, Inc.*(a) 10,777 77,379
Spok Holdings, Inc.(a) 2,897 43,629

140 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 17,200 399,900
520,908
Total Common Stocks
(cost $334,922,816) 462,046,915
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Oil, Gas & Consumable Fuels 0.0%
†
Empire Petroleum Corp.,
expiring 10/16/2024*∞ 2,654 33
Total Rights
(cost $6,480) 33
Warrants 0.0%
†
Number of
Warrants
Health Care Equipment & Supplies 0.0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*∞(a) 486 1,589
Total Warrants
(cost $0) 1,589
Repurchase Agreements 14.5%
Principal
Amount ($)
Bank of America NA,
4.88%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,356,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
7/1/2042 - 7/1/2046;
total market value
$10,200,000.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.90%, dated
9/26/2024, due
10/1/2024, repurchase
price $14,066,694,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 7.39%, maturing
9/25/2025 - 8/20/2074;
total market value
$14,280,000.(b) 14,000,000 14,000,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$4,000,550, collateralized
by U.S. Government
Agency Securities,
ranging from 0.75%
- 9.00%, maturing
1/25/2025 - 11/20/2070;
total market value
$4,080,000.(b) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
4.95%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,568,496,
collateralized by U.S.
Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$10,778,384.(b) 10,567,043 10,567,043
ING Financial Services LLC,
4.83%, dated
9/27/2024, due
10/1/2024, repurchase
price $10,037,567,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029;
total market value
$10,200,004.(b) 10,000,000 10,000,000
Pershing LLC,
4.85%, dated
9/30/2024, due
10/1/2024, repurchase
price $10,001,347,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
10/31/2024 - 10/20/2073;
total market value
$10,200,034.(b) 10,000,000 10,000,000

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 141
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.88%, dated 9/30/2024,
due 10/1/2024,
repurchase price
$9,001,220, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 6.85%, maturing
10/25/2024 - 3/20/2071;
total market value
$9,181,244.(b) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $67,567,043) 67,567,043
Total Investments
(cost $402,551,827) — 113.6% 529,649,605
Liabilities in excess of other assets
— (13.6)% (63,303,512)
NET ASSETS — 100.0%
$ 466,346,093
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $136,867,248, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $67,567,043 and by
$73,164,413 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $140,731,456.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$67,567,043.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Emini Index 41 12/2024 USD 4,610,860 43,884
Net contracts 43,884
As of September 30, 2024, the Fund had $373,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

142 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 143
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 34,025 $ – $ – $ 34,025
Common Stocks
Aerospace & Defense 5,271,232 – – 5,271,232
Air Freight & Logistics 814,612 – – 814,612
Automobile Components 5,778,925 – – 5,778,925
Automobiles 315,964 – – 315,964
Banks 45,345,295 – – 45,345,295
Beverages 1,327,480 – – 1,327,480
Biotechnology 41,691,313 – – 41,691,313
Broadline Retail 99,587 – – 99,587
Building Products 7,074,888 – – 7,074,888
Capital Markets 7,744,269 – – 7,744,269
Chemicals 9,192,888 – – 9,192,888
Commercial Services & Supplies 7,950,549 – – 7,950,549
Communications Equipment 2,948,455 – – 2,948,455
Construction & Engineering 7,334,098 – – 7,334,098
Construction Materials 1,914,611 – – 1,914,611
Consumer Finance 3,857,741 – – 3,857,741
Consumer Staples Distribution & Retail 3,674,639 – – 3,674,639
Containers & Packaging 1,173,375 – – 1,173,375
Distributors 255,876 – – 255,876
Diversified Consumer Services 4,283,861 – – 4,283,861
Diversified REITs 3,133,570 – – 3,133,570
Diversified Telecommunication Services 3,325,105 – – 3,325,105
Electric Utilities 3,631,948 – – 3,631,948
Electrical Equipment 5,874,744 – – 5,874,744
Electronic Equipment, Instruments &
Components 13,810,589 – – 13,810,589
Energy Equipment & Services 9,863,615 – – 9,863,615
Entertainment 2,316,544 – – 2,316,544
Financial Services 12,451,237 – – 12,451,237
Food Products 4,469,766 – – 4,469,766
Gas Utilities 4,638,781 – – 4,638,781
Ground Transportation 2,173,983 – – 2,173,983
Health Care Equipment & Supplies 15,108,020 – – 15,108,020
Health Care Providers & Services 13,134,253 – – 13,134,253
Health Care REITs 3,259,580 – – 3,259,580
Health Care Technology 1,827,083 – – 1,827,083
Hotel & Resort REITs 3,534,266 – – 3,534,266
Hotels, Restaurants & Leisure 8,618,371 – – 8,618,371
Household Durables 11,212,036 – – 11,212,036
Household Products 1,406,405 – – 1,406,405
Independent Power and Renewable
Electricity Producers 997,139 – – 997,139
Industrial Conglomerates 118,823 – – 118,823
Industrial REITs 2,491,212 – – 2,491,212
Insurance 8,906,529 – – 8,906,529
Interactive Media & Services 2,678,117 – – 2,678,117
IT Services 3,555,962 – – 3,555,962
Leisure Products 1,930,521 – – 1,930,521
Life Sciences Tools & Services 1,248,697 – – 1,248,697
Machinery 17,453,774 – – 17,453,774
Marine Transportation 1,529,814 – – 1,529,814
Media 3,620,661 – – 3,620,661
Metals & Mining 8,060,476 – – 8,060,476
Mortgage Real Estate Investment Trusts
(REITs) 4,539,341 – – 4,539,341
Multi-Utilities 2,039,335 – – 2,039,335
Office REITs 3,503,901 – – 3,503,901
Oil, Gas & Consumable Fuels 14,512,403 – – 14,512,403

144 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 603,594 $ – $ – $ 603,594
Passenger Airlines 1,666,800 – – 1,666,800
Personal Care Products 1,192,516 – – 1,192,516
Pharmaceuticals 8,005,026 – – 8,005,026
Professional Services 10,718,327 – – 10,718,327
Real Estate Management & Development 3,543,841 – – 3,543,841
Residential REITs 2,163,431 – – 2,163,431
Retail REITs 6,061,558 – – 6,061,558
Semiconductors & Semiconductor
Equipment 10,334,101 – – 10,334,101
Software 27,662,333 – – 27,662,333
Specialized REITs 2,214,246 – – 2,214,246
Specialty Retail 11,174,091 – – 11,174,091
Technology Hardware, Storage &
Peripherals 1,005,648 – – 1,005,648
Textiles, Apparel & Luxury Goods 2,826,227 – – 2,826,227
Tobacco 762,526 – – 762,526
Trading Companies & Distributors 10,748,548 – – 10,748,548
Transportation Infrastructure 19,441 – – 19,441
Water Utilities 1,797,495 – – 1,797,495
Wireless Telecommunication Services 520,908 – – 520,908
Total Common Stocks $ 462,046,916 $ – $ – $ 462,046,916
Futures Contracts 43,884 – – 43,884
Repurchase Agreements – 67,567,043 – 67,567,043
Rights   – 33 – 33
Warrants – 1,589 – 1,589
Total $ 462,124,825 $ 67,568,665 $ – $ 529,693,490
As of September 30, 2024, the Fund held two common stock investments and five rights investments that were categorized as
Level 3 investments which were each valued at $0.

NVIT Small Cap Index Fund - September 30, 2024 (Unaudited) - Statement of Investments - 145
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 43,884
Total $ 43,884
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 93 .1%
Shares Value ($)
ARGENTINA 0 .2%
Chemicals 0 .2%
Arcadium Lithium plc *(a) 165,159 470,703
AUSTRALIA 2 .0%
Metals & Mining 2 .0%
Northern Star Resources Ltd. 449,969 4,923,769
BELGIUM 1 .0%
Diversified Telecommunication Services 1 .0%
Liberty Global Ltd., Class C *(a) 119,979 2,592,746
CANADA 4 .0%
Chemicals 0 .3%
Nutrien Ltd. 17,230 828,074
Metals & Mining 1 .1%
Pan American Silver Corp. 63,985 1,335,367
Teck Resources Ltd., Class B 25,902 1,353,120
2,688,487
Oil, Gas & Consumable Fuels 2 .6%
Cameco Corp. 89,429 4,271,130
Vermilion Energy, Inc. (a) 226,920 2,217,008
6,488,138
10,004,699
FINLAND 1 .8%
Paper & Forest Products 1 .8%
UPM-Kymmene OYJ 134,087 4,493,881
FRANCE 12 .3%
Automobile Components 1 .2%
Cie Generale des Etablissements
Michelin SCA 72,291 2,935,086
Banks 2 .2%
BNP Paribas SA 62,557 4,292,934
Societe Generale SA 45,725 1,139,898
5,432,832
Building Products 0 .3%
Cie de Saint-Gobain SA 8,112 739,408
Construction & Engineering 0 .6%
Eiffage SA 15,912 1,536,791
Financial Services 0 .4%
Worldline SA Reg. S *(a)(b) 122,221 890,828
Insurance 2 .3%
AXA SA 148,124 5,700,774
Multi-Utilities 2 .1%
Engie SA 310,839 5,369,678
Oil, Gas & Consumable Fuels 3 .2%
TotalEnergies SE 126,724 8,213,655
30,819,052
GERMANY 4 .6%
Automobiles 0 .4%
Mercedes-Benz Group AG 16,935 1,094,620
Health Care Providers & Services 0 .7%
Fresenius Medical Care AG 38,377 1,632,075
Machinery 1 .1%
Duerr AG 54,097 1,327,905
KION Group AG 35,693 1,403,002
2,730,907
Multi-Utilities 1 .8%
E.ON SE 312,854 4,652,111
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0 .6%
Merck KGaA 8,375 1,474,608
11,584,321
GREECE 1 .4%
Banks 1 .4%
Piraeus Financial Holdings SA 799,750 3,405,356
HONG KONG 1 .3%
Food Products 1 .3%
WH Group Ltd. Reg. S (b) 4,268,877 3,376,793
IRELAND 1 .5%
Banks 1 .5%
Bank of Ireland Group plc 328,137 3,671,294
ISRAEL 2 .8%
Banks 0 .5%
Bank Hapoalim BM 121,862 1,222,144
Diversified Telecommunication Services 0 .4%
Bezeq The Israeli
Telecommunication Corp. Ltd. 888,210 1,022,129
Software 1 .9%
Check Point Software
Technologies Ltd. * 25,219 4,862,475
7,106,748
JAPAN 23 .3%
Banks 3 .3%
Mebuki Financial Group, Inc. 502,800 2,018,210
Sumitomo Mitsui Financial Group,
Inc. 293,400 6,246,461
8,264,671
Building Products 1 .2%
Sanwa Holdings Corp. (a) 116,500 3,073,855
Commercial Services & Supplies 1 .9%
TOPPAN Holdings, Inc. 156,900 4,651,057
Construction & Engineering 0 .7%
Kinden Corp. 76,600 1,684,383
Consumer Staples Distribution & Retail 1 .5%
MatsukiyoCocokara & Co. 140,300 2,306,104
Sundrug Co. Ltd. 47,800 1,408,564
3,714,668
Electronic Equipment, Instruments & Components 2 .2%
Daiwabo Holdings Co. Ltd. (a) 164,100 3,113,079
Macnica Holdings, Inc. (a) 175,200 2,436,015
5,549,094
Financial Services 1 .8%
ORIX Corp. 194,600 4,517,969
Health Care Providers & Services 1 .4%
Medipal Holdings Corp. (a) 124,200 2,153,408
Ship Healthcare Holdings, Inc. 89,100 1,453,427
3,606,835
Insurance 1 .2%
Dai-ichi Life Holdings, Inc. 117,000 3,013,936
Leisure Products 1 .9%
Sankyo Co. Ltd. 318,500 4,670,391
Machinery 0 .2%
Takuma Co. Ltd. 36,000 402,755

2 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0 .9%
Tokyo Tatemono Co. Ltd. 142,200 2,280,426
Specialty Retail 1 .4%
Shimamura Co. Ltd. 65,700 3,584,384
Trading Companies & Distributors 3 .7%
ITOCHU Corp. 73,500 3,948,513
Marubeni Corp. 162,500 2,665,864
Sumitomo Corp. 113,000 2,526,718
9,141,095
58,155,519
NETHERLANDS 6 .2%
Banks 2 .4%
ING Groep NV 330,916 6,018,805
Consumer Staples Distribution & Retail 1 .9%
Koninklijke Ahold Delhaize NV 138,895 4,799,094
Insurance 1 .9%
ASR Nederland NV 98,190 4,814,855
15,632,754
NORWAY 1 .1%
Food Products 1 .1%
Leroy Seafood Group ASA 584,843 2,681,569
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 1 .3%
Electronic Equipment, Instruments & Components 1 .3%
Venture Corp. Ltd. 299,000 3,268,794
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Impala Platinum Holdings Ltd. * 109,982 616,554
SOUTH KOREA 0 .4%
Textiles, Apparel & Luxury Goods 0 .4%
Youngone Corp. 33,427 1,027,849
SPAIN 2 .5%
Banks 2 .5%
Banco Santander SA 1,240,757 6,340,714
SWITZERLAND 2 .1%
Pharmaceuticals 2 .1%
Novartis AG (Registered) 46,750 5,381,663
UNITED KINGDOM 11 .2%
Capital Markets 1 .3%
TP ICAP Group plc 1,048,437 3,322,017
Diversified Telecommunication Services 1 .3%
BT Group plc (a) 1,629,670 3,228,994
Hotels, Restaurants & Leisure 0 .6%
Flutter Entertainment plc * 6,013 1,414,937
Industrial Conglomerates 1 .4%
DCC plc 52,205 3,558,306
Insurance 1 .0%
Just Group plc 1,325,605 2,464,567
Media 0 .9%
WPP plc 212,771 2,174,448
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 0 .6%
AstraZeneca plc, ADR 18,616 1,450,373
Specialty Retail 1 .2%
JD Sports Fashion plc 1,448,800 2,994,801
Tobacco 2 .1%
Imperial Brands plc 182,156 5,298,257
Wireless Telecommunication Services 0 .8%
Vodafone Group plc 2,061,681 2,069,367
27,976,067
UNITED STATES 11 .9%
Containers & Packaging 0 .8%
Smurfit WestRock plc 39,281 1,941,267
Financial Services 1 .0%
Burford Capital Ltd. (a) 190,785 2,529,809
Food Products 0 .6%
JBS SA 280,766 1,630,161
Oil, Gas & Consumable Fuels 5 .2%
Diversified Energy Co. plc Reg.
S (a) 173,408 1,963,163
Energy Fuels, Inc. *(a) 230,387 1,264,825
Shell plc 305,275 9,949,798
13,177,786
Pharmaceuticals 4 .3%
Jazz Pharmaceuticals plc *(a) 23,328 2,598,972
Roche Holding AG 7,754 2,482,169
Sanofi SA 48,659 5,606,210
10,687,351
29,966,374
Total Common Stocks
(cost $173,609,130) 233,497,219
Exchange Traded Fund 4 .9%
UNITED STATES 4 .9%
iShares MSCI EAFE Value ETF (a) 215,222 12,381,722
Total Exchange Traded Fund
(cost $12,105,856) 12,381,722
Repurchase Agreements 8 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$2,000,275, collateralized
by U.S. Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070; total
market value $2,040,000.(c) 2,000,000 2,000,000

NVIT Columbia Overseas Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 3
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$8,168,383, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $8,330,605.(c) 8,167,260 8,167,260
ING Financial Services LLC,
4.83%, dated 9/27/2024, due
10/1/2024, repurchase price
$2,007,513, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
3/27/2025 - 3/31/2029; total
market value $2,040,001.(c) 2,000,000 2,000,000
Pershing LLC, 4.85%, dated
9/30/2024, due 10/1/2024,
repurchase price $9,001,213,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
10/31/2024 - 10/20/2073; total
market value $9,180,031.(c) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $21,167,260) 21,167,260
Total Investments
(cost $206,882,246) — 106.4% 267,046,201
Liabilities in excess of other assets — (6.4)% (16,147,207)
NET ASSETS — 100.0%
$ 250,898,994
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $31,145,893, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,167,260 and by
$13,610,832 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/15/2024 –
5/15/2054, a total value of $34,778,092.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2024 was $4,267,621 which represents 1.70% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$21,167,260.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

4 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 19,681,000 USD 13,007,842 Citibank NA 10/8/2024 599,950
CAD 2,273,000 USD 1,675,728 UBS AG Stamford Branch 10/8/2024 5,136
CHF 6,555,000 USD 7,626,527 HSBC Bank USA, N.A. 10/8/2024 123,842
SEK 44,368,000 USD 4,249,747 UBS AG Stamford Branch 10/8/2024 120,214
USD 905,969 ILS 3,345,000 HSBC Bank USA, N.A. 10/8/2024 8,615
USD 951,570 JPY 134,985,000 HSBC Bank USA, N.A. 10/8/2024 11,608
Total unrealized appreciation 869,365
CHF 398,000 USD 475,222 Morgan Stanley Co., Inc. 10/8/2024 (4,643)
DKK 7,812,000 USD 1,172,320 Morgan Stanley Co., Inc. 10/8/2024 (5,405)
EUR 838,000 USD 938,201 Barclays Bank plc 10/8/2024 (5,163)
EUR 847,000 USD 949,644 Morgan Stanley Co., Inc. 10/8/2024 (6,586)
SEK 4,768,000 USD 469,841 UBS AG Stamford Branch 10/8/2024 (224)
USD 6,732,387 CAD 9,223,000 Barclays Bank plc 10/8/2024 (87,945)
USD 475,568 CHF 404,000 UBS AG Stamford Branch 10/8/2024 (2,106)
USD 956,050 EUR 867,000 Morgan Stanley Co., Inc. 10/8/2024 (9,277)
USD 3,361,571 JPY 491,192,000 Morgan Stanley Co., Inc. 10/8/2024 (58,822)
USD 2,242,282 SGD 2,946,000 HSBC Bank USA, N.A. 10/8/2024 (50,506)
Total unrealized depreciation (230,677)
Net unrealized appreciation 638,688
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
ILS Israeli shekel
JPY Japanese yen
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

6 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ – $ 2,935,086 $ – $ 2,935,086
Automobiles – 1,094,620 – 1,094,620
Banks – 34,355,817 – 34,355,817
Building Products – 3,813,263 – 3,813,263
Capital Markets – 3,322,017 – 3,322,017
Chemicals 1,298,777 – – 1,298,777
Commercial Services & Supplies – 4,651,057 – 4,651,057
Construction & Engineering – 3,221,174 – 3,221,174
Consumer Staples Distribution & Retail – 8,513,762 – 8,513,762
Containers & Packaging 1,941,267 – – 1,941,267
Diversified Telecommunication Services 2,592,746 4,251,123 – 6,843,869
Electronic Equipment, Instruments &
Components – 8,817,888 – 8,817,888
Financial Services 2,529,809 5,408,798 – 7,938,607
Food Products 1,630,161 6,058,363 – 7,688,524
Health Care Providers & Services – 5,238,910 – 5,238,910
Hotels, Restaurants & Leisure – 1,414,937 – 1,414,937
Industrial Conglomerates – 3,558,306 – 3,558,306
Insurance – 15,994,132 – 15,994,132
Leisure Products – 4,670,391 – 4,670,391
Machinery – 3,133,661 – 3,133,661
Media – 2,174,448 – 2,174,448
Metals & Mining 2,688,487 5,540,324 – 8,228,811
Multi-Utilities – 10,021,788 – 10,021,788
Oil, Gas & Consumable Fuels 7,752,962 20,126,614 – 27,879,576
Paper & Forest Products – 4,493,881 – 4,493,881
Pharmaceuticals 4,049,345 14,944,649 – 18,993,994
Real Estate Management & Development – 2,280,426 – 2,280,426
Software 4,862,475 – – 4,862,475
Specialty Retail – 6,579,186 – 6,579,186
Textiles, Apparel & Luxury Goods – 1,027,849 – 1,027,849
Tobacco – 5,298,258 – 5,298,258
Trading Companies & Distributors – 9,141,095 – 9,141,095
Wireless Telecommunication Services – 2,069,367 – 2,069,367
Total Common Stocks $ 29,346,029 $ 204,151,190 $ – $ 233,497,219
Exchange Traded Fund 12,381,722 – – 12,381,722
Forward Foreign Currency Contracts – 869,365 – 869,365
Repurchase Agreements – 21,167,260 – 21,167,260
Total Assets $ 41,727,751 $ 226,187,815 $ – $ 267,915,566
Liabilities:
Forward Foreign Currency Contracts $ – $ (230,677) $ – $ (230,677)
Total Liabilities $ – $ (230,677) $ – $ (230,677)
Total $ 41,727,751 $ 225,957,138 $ – $ 267,684,889
As of September 30, 2024, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Columbia Overseas Value Fund - September 30, 2024 (Unaudited) - Statement of Investments - 7
a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2024:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 869,365
Total $ 869,365
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (230,677)
Total $ (230,677)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 99 .6%
Shares Value ($)
BRAZIL 3 .7%
Banks 1 .6%
Banco do Brasil SA 141,900 707,976
Itau Unibanco Holding SA, ADR 267,023 1,775,703
2,483,679
Capital Markets 0 .5%
Banco BTG Pactual SA 113,300 691,942
Water Utilities 1 .6%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP * 154,700 2,567,116
5,742,737
CHILE 0 .1%
Banks 0 .1%
Banco Santander Chile 3,187,174 165,685
CHINA 25 .3%
Automobiles 1 .2%
BYD Co. Ltd., Class A 42,200 1,830,755
Banks 1 .0%
China Merchants Bank Co. Ltd.,
Class H 324,000 1,576,352
Beverages 1 .4%
Eastroc Beverage Group Co. Ltd.,
Class A 55,500 2,144,231
Broadline Retail 3 .2%
Alibaba Group Holding Ltd. 363,569 4,832,437
Electrical Equipment 1 .2%
NARI Technology Co. Ltd., Class A 477,765 1,883,346
Health Care Equipment & Supplies 0 .9%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 35,100 1,451,411
Hotels, Restaurants & Leisure 2 .2%
Trip.com Group Ltd., ADR *(a) 57,400 3,411,282
Household Durables 0 .4%
Midea Group Co. Ltd. * 63,200 603,639
Independent Power and Renewable Electricity Producers 1 .9%
CGN Power Co. Ltd., Class A 1,972,000 1,265,686
China Yangtze Power Co. Ltd.,
Class A 382,300 1,637,470
2,903,156
Insurance 1 .3%
PICC Property & Casualty Co.
Ltd., Class H 1,364,000 2,021,310
Interactive Media & Services 6 .4%
Tencent Holdings Ltd. 173,800 9,731,564
Metals & Mining 1 .5%
Zijin Mining Group Co. Ltd., Class
A 550,100 1,410,025
Zijin Mining Group Co. Ltd., Class
H 430,000 967,532
2,377,557
Oil, Gas & Consumable Fuels 1 .1%
PetroChina Co. Ltd., Class H 2,106,000 1,705,697
Passenger Airlines 0 .6%
Spring Airlines Co. Ltd., Class A 98,425 859,352
Common Stocks
Shares Value ($)
CHINA
Textiles, Apparel & Luxury Goods 1 .0%
Shenzhou International Group
Holdings Ltd. 179,600 1,592,727
38,924,816
GREECE 2 .0%
Hotels, Restaurants & Leisure 1 .2%
OPAP SA 103,926 1,850,084
Industrial Conglomerates 0 .8%
Metlen Energy & Metals SA 29,641 1,167,213
3,017,297
HONG KONG 2 .3%
Insurance 2 .3%
AIA Group Ltd. 342,013 3,024,352
Prudential plc 51,803 483,247
3,507,599
INDIA 23 .1%
Aerospace & Defense 1 .5%
Bharat Electronics Ltd. 690,156 2,357,666
Automobile Components 0 .9%
Sona Blw Precision Forgings Ltd.
Reg. S (b) 151,106 1,342,666
Automobiles 0 .7%
Eicher Motors Ltd. 17,688 1,063,711
Banks 4 .7%
Axis Bank Ltd. 247,501 3,647,767
HDFC Bank Ltd. 168,966 3,497,380
7,145,147
Beverages 2 .0%
Varun Beverages Ltd. 418,175 3,030,635
Construction & Engineering 1 .7%
Larsen & Toubro Ltd. 59,832 2,623,472
Health Care Providers & Services 3 .6%
Entero Healthcare Solutions Ltd. * 79,497 1,298,400
Max Healthcare Institute Ltd. 365,255 4,305,534
5,603,934
Hotels, Restaurants & Leisure 1 .4%
Juniper Hotels Ltd. * 141,672 618,018
Zomato Ltd. * 489,198 1,598,702
2,216,720
Independent Power and Renewable Electricity Producers 1 .8%
JSW Energy Ltd. 308,392 2,707,363
IT Services 1 .5%
Infosys Ltd. 102,828 2,292,728
Personal Care Products 0 .5%
Honasa Consumer Ltd. * 141,017 771,844
Wireless Telecommunication Services 2 .8%
Bharti Airtel Ltd. 211,528 4,324,637
35,480,523
INDONESIA 4 .4%
Banks 4 .4%
Bank Central Asia Tbk. PT 4,947,715 3,373,361
Bank Rakyat Indonesia Persero
Tbk. PT 10,230,000 3,344,004
6,717,365

NVIT Emerging Markets Fund - September 30, 2024 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
MALAYSIA 1 .8%
Banks 1 .8%
Public Bank Bhd. 2,450,400 2,711,880
MEXICO 1 .2%
Oil, Gas & Consumable Fuels 1 .2%
Vista Energy SAB de CV, ADR * 41,600 1,837,888
NETHERLANDS 0 .0%
†
Interactive Media & Services 0 .0%
†
Nebius Group NV, Class A *^∞ 33,418 0
PERU 0 .7%
Banks 0 .7%
Credicorp Ltd. 5,600 1,013,432
PHILIPPINES 2 .9%
Banks 0 .9%
Bank of the Philippine Islands 237,240 572,625
BDO Unibank, Inc. 269,120 760,106
1,332,731
Hotels, Restaurants & Leisure 1 .0%
Jollibee Foods Corp. 298,760 1,433,478
Industrial Conglomerates 0 .5%
SM Investments Corp. 49,160 840,219
Real Estate Management & Development 0 .5%
Ayala Land, Inc. 1,196,600 782,140
4,388,568
POLAND 2 .0%
Banks 1 .2%
Bank Polska Kasa Opieki SA 47,440 1,812,622
Textiles, Apparel & Luxury Goods 0 .8%
LPP SA 296 1,215,117
3,027,739
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC ^∞ 32,259 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SOUTH AFRICA 1 .4%
Financial Services 1 .4%
FirstRand Ltd. 459,770 2,215,978
SOUTH KOREA 9 .5%
Automobiles 2 .1%
Hyundai Motor Co. 6,133 1,135,929
Hyundai Motor Co. (Preference) 4,489 604,725
Kia Corp. 19,337 1,482,454
3,223,108
Banks 1 .7%
KB Financial Group, Inc. 42,525 2,641,083
Semiconductors & Semiconductor Equipment 0 .5%
SK Hynix, Inc. 5,959 802,728
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals 5 .2%
Samsung Electronics Co. Ltd. 124,736 5,911,906
Samsung Electronics Co. Ltd.
(Preference) 50,496 1,973,467
7,885,373
14,552,292
TAIWAN 16 .5%
Communications Equipment 1 .0%
Accton Technology Corp. 91,541 1,543,767
Electronic Equipment, Instruments & Components 1 .5%
Delta Electronics, Inc. 125,000 1,509,802
Lotes Co. Ltd. 19,000 837,533
2,347,335
Semiconductors & Semiconductor Equipment 14 .0%
Alchip Technologies Ltd. 13,000 817,578
eMemory Technology, Inc. 12,000 1,005,338
MediaTek, Inc. 55,000 2,053,897
Taiwan Semiconductor
Manufacturing Co. Ltd. 577,923 17,643,804
21,520,617
25,411,719
THAILAND 2 .7%
Banks 0 .4%
SCB X PCL 166,300 563,335
Health Care Providers & Services 0 .9%
Bangkok Dusit Medical Services
PCL, Class F 1,505,900 1,423,631
Hotels, Restaurants & Leisure 0 .9%
Minor International PCL 1,723,200 1,511,315
Oil, Gas & Consumable Fuels 0 .5%
PTT Exploration & Production PCL 176,975 722,612
4,220,893
Total Common Stocks
(cost $125,116,563) 152,936,411
Total Investments
(cost $125,116,563) — 99.6% 152,936,411
Other assets in excess of liabilities — 0.4% 665,433
NET ASSETS — 100.0%
$153,601,844
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
September 30, 2024. The total value of securities on loan
as of September 30, 2024 was $3,411,223, which was
collateralized by $3,591,341 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 5/15/2025
– 5/15/2050.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2024 was $1,342,666 which represents 0.87% of net assets.

10 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Emerging Markets Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Emerging Markets Fund - September 30, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

12 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT Emerging Markets Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,357,665 $ – $ 2,357,665
Automobile Components – 1,342,666 – 1,342,666
Automobiles – 6,117,575 – 6,117,575
Banks 4,226,131 23,937,180 – 28,163,311
Beverages – 5,174,867 – 5,174,867
Broadline Retail – 4,832,437 – 4,832,437
Capital Markets 691,942 – – 691,942
Communications Equipment – 1,543,767 – 1,543,767
Construction & Engineering – 2,623,472 – 2,623,472
Consumer Staples Distribution & Retail – – – –
Electrical Equipment – 1,883,346 – 1,883,346
Electronic Equipment, Instruments &
Components – 2,347,335 – 2,347,335
Financial Services – 2,215,978 – 2,215,978
Health Care Equipment & Supplies – 1,451,411 – 1,451,411
Health Care Providers & Services – 7,027,565 – 7,027,565
Hotels, Restaurants & Leisure 3,411,282 7,011,598 – 10,422,880
Household Durables 603,639 – – 603,639
Independent Power and Renewable
Electricity Producers – 5,610,518 – 5,610,518
Industrial Conglomerates – 2,007,432 – 2,007,432
Insurance – 5,528,909 – 5,528,909
Interactive Media & Services – 9,731,564 – 9,731,564
IT Services – 2,292,728 – 2,292,728
Metals & Mining – 2,377,557 – 2,377,557
Oil, Gas & Consumable Fuels 1,837,888 2,428,309 – 4,266,197
Passenger Airlines – 859,352 – 859,352
Personal Care Products – 771,844 – 771,844
Real Estate Management & Development – 782,140 – 782,140
Semiconductors & Semiconductor
Equipment – 22,323,344 – 22,323,344
Technology Hardware, Storage &
Peripherals – 7,885,373 – 7,885,373
Textiles, Apparel & Luxury Goods – 2,807,844 – 2,807,844
Water Utilities 2,567,116 – – 2,567,116
Wireless Telecommunication Services – 4,324,637 – 4,324,637
Total $ 13,337,998 $ 139,598,413 $ – $ 152,936,411
As of September 30, 2024, the Fund held five common stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 4.6%
Commercial Services & Supplies 0.9%
Brambles Ltd. 79,812 1,052,010
Food Products 0.1%
Inghams Group Ltd. (a) 48,201 98,244
Health Care Technology 0.2%
Pro Medicus Ltd. 1,369 169,259
Hotels, Restaurants & Leisure 1.1%
Aristocrat Leisure Ltd. 28,844 1,166,495
Interactive Media & Services 0.3%
REA Group Ltd. (a) 2,471 344,934
Metals & Mining 1.1%
Evolution Mining Ltd. 21,254 67,534
Northern Star Resources Ltd. 22,790 249,379
Perseus Mining Ltd. 107,843 192,041
Ramelius Resources Ltd. (a) 103,337 155,079
Westgold Resources Ltd. 295,139 540,748
1,204,781
Multi-Utilities 0.2%
AGL Energy Ltd. 32,429 265,094
Passenger Airlines 0.7%
Qantas Airways Ltd. * 155,691 799,748
5,100,565
BELGIUM 0.5%
Chemicals 0.2%
Solvay SA (a) 5,689 223,047
Consumer Staples Distribution & Retail 0.3%
Colruyt Group N.V 6,077 282,895
505,942
BRAZIL 1.5%
Electric Utilities 0.1%
Cia Energetica de Minas Gerais
(Preference) 67,200 140,624
Insurance 0.4%
BB Seguridade Participacoes SA 76,300 497,210
Metals & Mining 0.1%
Vale SA 6,500 75,778
Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA (Preference) 138,500 915,503
1,629,115
BURKINA FASO 0.2%
Metals & Mining 0.2%
IAMGOLD Corp. * 44,500 233,284
CANADA 7.7%
Banks 0.2%
Royal Bank of Canada 2,193 273,709
Broadline Retail 1.4%
Dollarama, Inc. (a) 15,582 1,596,163
Capital Markets 0.7%
Brookfield Corp., Class A 8,495 451,178
CI Financial Corp. 20,476 278,726
729,904
Consumer Staples Distribution & Retail 0.3%
Loblaw Cos. Ltd. 2,541 338,337
Common Stocks
Shares Value ($)
CANADA
Insurance 2.1%
Fairfax Financial Holdings Ltd. 933 1,178,051
iA Financial Corp., Inc. (a) 3,541 293,502
Manulife Financial Corp. 24,035 710,325
2,181,878
IT Services 0.7%
CGI, Inc. * 2,951 339,558
Shopify, Inc., Class A * 5,294 424,122
763,680
Metals & Mining 0.6%
Centerra Gold, Inc. 35,055 251,680
Kinross Gold Corp. 16,134 151,146
Torex Gold Resources, Inc. * 12,653 241,468
644,294
Oil, Gas & Consumable Fuels 0.4%
Suncor Energy, Inc. (a) 13,220 487,961
Passenger Airlines 0.2%
Air Canada *(a) 19,899 241,151
Professional Services 0.1%
Thomson Reuters Corp. 624 106,437
Software 1.0%
Constellation Software, Inc. 355 1,154,941
8,518,455
CHINA 9.1%
Automobiles 0.3%
BYD Co. Ltd., Class H 8,500 305,285
Banks 0.6%
Bank of China Ltd., Class H 850,000 397,906
China Construction Bank Corp.,
Class H 305,000 228,644
China Merchants Bank Co. Ltd.,
Class H 16,500 80,277
706,827
Broadline Retail 2.5%
Alibaba Group Holding Ltd. 94,400 1,254,733
Alibaba Group Holding Ltd., ADR 2,708 287,373
JD.com, Inc., Class A 32,307 646,319
PDD Holdings, Inc., ADR * 4,029 543,149
Vipshop Holdings Ltd., ADR 12,965 203,939
2,935,513
Communications Equipment 0.1%
BYD Electronic International Co.
Ltd. 17,500 73,498
Consumer Finance 0.1%
Qifu Technology, Inc., Class A,
ADR 2,470 73,631
Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group
Co. Ltd. 9,400 69,210
Entertainment 0.9%
NetEase, Inc. 36,500 682,193
Tencent Music Entertainment
Group, ADR (a) 21,871 263,546
945,739
Gas Utilities 0.1%
Kunlun Energy Co. Ltd. 102,000 105,196

14 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Health Care Providers & Services 0.1%
Sinopharm Group Co. Ltd., Class
H 24,800 65,691
Hotels, Restaurants & Leisure 1.0%
Haidilao International Holding Ltd.
Reg. S (b) 110,000 261,497
Meituan , Class B Reg. S *(b) 41,200 876,895
1,138,392
Household Durables 0.2%
Hisense Home Appliances Group
Co. Ltd., Class H (a) 34,000 123,828
Midea Group Co. Ltd. * 7,300 69,724
193,552
Insurance 0.1%
Ping An Insurance Group Co. of
China Ltd., Class H 24,500 155,559
Interactive Media & Services 1.7%
Kuaishou Technology Reg. S *(b) 58,600 404,977
Tencent Holdings Ltd. 29,100 1,629,392
2,034,369
Machinery 0.4%
Yangzijiang Shipbuilding Holdings
Ltd. 229,400 437,088
Oil, Gas & Consumable Fuels 0.2%
PetroChina Co. Ltd., Class H 212,000 171,704
Real Estate Management & Development 0.1%
KE Holdings, Inc., ADR 5,603 111,556
Technology Hardware, Storage & Peripherals 0.6%
Xiaomi Corp., Class B Reg. S *(b) 219,200 622,986
10,145,796
DENMARK 1.9%
Pharmaceuticals 1.6%
Novo Nordisk A/S, Class B 15,077 1,795,268
Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S 1,925 317,176
2,112,444
EGYPT 0.1%
Banks 0.1%
Commercial International Bank -
Egypt (CIB) 64,288 112,519
FRANCE 5.7%
Banks 1.6%
BNP Paribas SA 21,858 1,499,991
Societe Generale SA 11,579 288,658
1,788,649
Building Products 0.2%
Cie de Saint-Gobain SA 2,832 258,137
Construction & Engineering 1.4%
Vinci SA 13,143 1,537,732
Hotels, Restaurants & Leisure 0.4%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 485,160
Oil, Gas & Consumable Fuels 1.9%
Gaztransport Et Technigaz SA 3,668 519,358
TotalEnergies SE 22,578 1,463,400
1,982,758
Common Stocks
Shares Value ($)
FRANCE
Professional Services 0.1%
Teleperformance SE 1,139 118,141
Retail REITs 0.1%
Unibail - Rodamco -Westfield 1,307 114,435
6,285,012
GERMANY 4.1%
Capital Markets 0.8%
Deutsche Bank AG (Registered) 51,026 879,573
Chemicals 0.3%
BASF SE 6,077 321,607
Electrical Equipment 0.3%
Siemens Energy AG * 8,043 296,250
Entertainment 0.4%
CTS Eventim AG & Co. KGaA 4,435 460,810
Hotels, Restaurants & Leisure 0.2%
TUI AG * 32,219 245,451
Household Products 0.9%
Henkel AG & Co. KGaA
(Preference) 11,171 1,049,656
Machinery 1.0%
Knorr- Bremse AG 11,927 1,060,326
Traton SE (a) 2,769 90,672
1,150,998
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 4,943 173,001
4,577,346
GREECE 0.5%
Banks 0.5%
Alpha Services and Holdings SA 116,453 202,404
National Bank of Greece SA 26,561 228,239
Piraeus Financial Holdings SA 33,302 141,801
572,444
HONG KONG 1.2%
Food Products 0.7%
WH Group Ltd. Reg. S (b) 1,025,000 810,802
Insurance 0.1%
AIA Group Ltd. 17,400 153,865
Machinery 0.1%
Techtronic Industries Co. Ltd. 7,000 106,110
Real Estate Management & Development 0.3%
Henderson Land Development Co.
Ltd. 94,000 295,160
1,365,937
INDIA 5.6%
Aerospace & Defense 0.3%
Hindustan Aeronautics Ltd. Reg. S 6,269 331,786
Banks 0.9%
Canara Bank 143,434 191,200
State Bank of India 84,768 796,795
987,995
Financial Services 0.1%
LIC Housing Finance Ltd. 16,772 132,981
Independent Power and Renewable Electricity Producers 0.1%
Adani Power Ltd. * 11,818 92,503

NVIT International Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
INDIA
Insurance 0.2%
Life Insurance Corp. of India 22,495 270,213
IT Services 0.8%
HCL Technologies Ltd. 17,902 384,981
Infosys Ltd. 14,512 323,570
Tata Consultancy Services Ltd. 4,239 216,314
924,865
Metals & Mining 0.5%
Vedanta Ltd. 94,150 577,325
Oil, Gas & Consumable Fuels 0.3%
Oil & Natural Gas Corp. Ltd. 53,892 192,138
Reliance Industries Ltd. 5,397 190,497
382,635
Personal Care Products 0.6%
Colgate-Palmolive India Ltd. 14,380 653,737
Pharmaceuticals 1.7%
Cipla Ltd. 6,213 122,608
Dr Reddy's Laboratories Ltd. 12,799 1,032,517
Sun Pharmaceutical Industries Ltd. 25,621 589,883
1,745,008
Professional Services 0.1%
WNS Holdings Ltd. *(a) 3,022 159,290
6,258,338
INDONESIA 0.4%
Banks 0.4%
Bank Mandiri Persero Tbk . PT 802,900 367,133
Bank Rakyat Indonesia Persero
Tbk . PT 259,900 84,957
452,090
IRELAND 0.5%
Banks 0.1%
AIB Group plc 18,982 108,813
Trading Companies & Distributors 0.4%
AerCap Holdings NV 5,106 483,640
592,453
ISRAEL 1.0%
IT Services 0.3%
Wix.com Ltd. * 2,243 374,962
Software 0.7%
Nice Ltd., ADR *(a) 3,966 688,776
1,063,738
ITALY 2.9%
Automobiles 1.5%
Ferrari NV 3,464 1,622,587
Banks 1.3%
UniCredit SpA 32,138 1,412,295
Diversified Telecommunication Services 0.1%
Telecom Italia SpA *(a) 548,762 152,602
3,187,484
JAPAN 13.3%
Automobile Components 1.1%
Denso Corp. 81,300 1,210,149
Automobiles 0.6%
Toyota Motor Corp. 34,100 610,765
Common Stocks
Shares Value ($)
JAPAN
Banks 1.3%
Hachijuni Bank Ltd. (The) 14,300 83,979
Hyakugo Bank Ltd. (The) 23,500 89,497
Japan Post Bank Co. Ltd. 17,000 158,847
Kyoto Financial Group, Inc. (a) 27,000 416,643
Sumitomo Mitsui Financial Group,
Inc. 31,200 664,244
Tokyo Kiraboshi Financial Group,
Inc. (a) 3,900 112,720
1,525,930
Capital Markets 0.5%
Daiwa Securities Group, Inc. 72,500 515,918
Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone
Corp. 491,300 502,812
Electrical Equipment 1.0%
Nidec Corp. 51,000 1,072,090
Financial Services 0.4%
ORIX Corp. 19,200 445,761
Ground Transportation 0.2%
Central Japan Railway Co. 4,200 97,191
East Japan Railway Co. 4,500 89,446
186,637
Household Durables 1.3%
Panasonic Holdings Corp. 143,800 1,248,985
Sony Group Corp. 14,000 271,900
1,520,885
Insurance 1.7%
Japan Post Holdings Co. Ltd. 206,700 1,972,598
Machinery 0.7%
Glory Ltd. (a) 11,900 212,539
NGK Insulators Ltd. (a) 31,300 409,257
Toyota Industries Corp. 1,500 115,793
737,589
Oil, Gas & Consumable Fuels 0.1%
Idemitsu Kosan Co. Ltd. 21,300 152,933
Pharmaceuticals 1.1%
Chugai Pharmaceutical Co. Ltd. 9,200 444,933
Daiichi Sankyo Co. Ltd. 23,500 772,590
1,217,523
Real Estate Management & Development 0.3%
Leopalace21 Corp. 44,800 187,093
Tokyu Fudosan Holdings Corp. 21,200 146,297
333,390
Semiconductors & Semiconductor Equipment 0.2%
Lasertec Corp. 600 99,398
Tokyo Electron Ltd. 800 142,057
241,455
Software 0.1%
Oracle Corp. Japan 1,300 133,667
Tobacco 1.3%
Japan Tobacco, Inc. 48,400 1,413,920
Wireless Telecommunication Services 0.9%
KDDI Corp. (a) 21,300 681,788
SoftBank Corp. (a) 240,000 313,387
995,175
14,789,197

16 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MALAYSIA 0.2%
Marine Transportation 0.2%
MISC Bhd. 145,900 276,318
MEXICO 0.4%
Beverages 0.3%
Arca Continental SAB de CV 12,300 115,004
Coca-Cola Femsa SAB de CV,
ADR 2,962 262,789
377,793
Oil, Gas & Consumable Fuels 0.1%
Vista Energy SAB de CV, ADR * 1,362 60,173
437,966
NETHERLANDS 3.3%
Financial Services 0.3%
EXOR NV 2,695 288,842
Professional Services 1.3%
Wolters Kluwer NV 8,406 1,416,889
Semiconductors & Semiconductor Equipment 1.7%
ASML Holding NV 2,366 1,972,415
3,678,146
PHILIPPINES 0.3%
Transportation Infrastructure 0.3%
International Container Terminal
Services, Inc. 43,480 313,631
POLAND 0.6%
Metals & Mining 0.5%
KGHM Polska Miedz SA 11,348 469,799
Oil, Gas & Consumable Fuels 0.1%
ORLEN SA 10,105 146,772
616,571
SAUDI ARABIA 0.7%
Electrical Equipment 0.4%
Electrical Industries Co. 170,695 325,715
Riyadh Cables Group Co. 3,586 94,825
420,540
Food Products 0.1%
Almarai Co. JSC 6,374 93,882
Wireless Telecommunication Services 0.2%
Etihad Etisalat Co. 15,150 207,198
721,620
SINGAPORE 0.3%
Banks 0.3%
Oversea-Chinese Banking Corp.
Ltd. 9,100 107,155
United Overseas Bank Ltd. 8,800 220,810
327,965
SOUTH AFRICA 0.8%
Insurance 0.2%
Momentum Group Ltd. 71,468 121,928
Sanlam Ltd. 11,861 60,453
182,381
Metals & Mining 0.3%
Harmony Gold Mining Co. Ltd.,
ADR (a) 41,603 423,103
Common Stocks
Shares Value ($)
SOUTH AFRICA
Wireless Telecommunication Services 0.3%
Vodacom Group Ltd. 51,855 328,608
934,092
SOUTH KOREA 3.1%
Automobiles 0.9%
Kia Corp. 13,061 1,001,310
Banks 0.1%
KB Financial Group, Inc. 2,489 154,583
Financial Services 0.2%
Meritz Financial Group, Inc. 3,042 226,518
Household Durables 0.1%
LG Electronics, Inc. 1,254 100,471
Insurance 0.3%
DB Insurance Co. Ltd. 2,865 246,676
Samsung Life Insurance Co. Ltd. 1,214 86,821
333,497
Machinery 0.2%
Doosan Bobcat, Inc. 4,529 141,228
Hyundai Rotem Co. Ltd. 2,974 121,157
262,385
Personal Care Products 0.1%
LG H&H Co. Ltd. 308 89,000
Pharmaceuticals 0.1%
Hanmi Pharm Co. Ltd. 373 92,051
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc. 699 94,161
Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co. Ltd. 23,082 1,093,979
3,447,955
SPAIN 3.4%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria
SA (a) 47,942 518,968
Banco Santander SA 163,775 836,949
1,355,917
Electric Utilities 2.2%
Iberdrola SA 155,137 2,400,215
3,756,132
SWEDEN 1.4%
Automobiles 0.1%
Volvo Car AB, Class B *(a) 32,882 90,415
Hotels, Restaurants & Leisure 0.1%
Betsson AB, Class B * 12,474 153,050
Household Products 0.2%
Essity AB, Class B 5,380 167,903
Interactive Media & Services 0.2%
Hemnet Group AB 5,816 214,773
Machinery 0.7%
SKF AB, Class B 8,149 162,110
Volvo AB, Class B 23,823 629,800
791,910
Metals & Mining 0.1%
Boliden AB 4,798 162,776
1,580,827

NVIT International Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
SWITZERLAND 5.9%
Capital Markets 0.2%
UBS Group AG (Registered) 6,965 215,044
Chemicals 2.1%
Givaudan SA (Registered) 439 2,407,974
Electrical Equipment 1.6%
ABB Ltd. (Registered) 30,120 1,745,951
Pharmaceuticals 1.4%
Novartis AG (Registered) 13,489 1,552,797
Technology Hardware, Storage & Peripherals 0.6%
Logitech International SA
(Registered) 7,374 659,846
6,581,612
TAIWAN 5.4%
Communications Equipment 0.2%
Accton Technology Corp. 10,000 168,642
Electronic Equipment, Instruments & Components 1.3%
Delta Electronics, Inc. 80,000 966,273
Hon Hai Precision Industry Co.
Ltd. 78,000 466,193
1,432,466
Entertainment 0.5%
International Games System Co.
Ltd. 16,000 499,661
Passenger Airlines 0.2%
Eva Airways Corp. 220,000 261,150
Semiconductors & Semiconductor Equipment 3.0%
MediaTek, Inc. 28,000 1,045,621
Taiwan Semiconductor
Manufacturing Co. Ltd. 78,000 2,381,316
3,426,937
Technology Hardware, Storage & Peripherals 0.2%
Chicony Electronics Co. Ltd. 25,000 129,830
Wiwynn Corp. 1,000 54,732
184,562
5,973,418
THAILAND 0.6%
Health Care Providers & Services 0.5%
Bangkok Dusit Medical Services
PCL, Class F 590,400 558,145
Oil, Gas & Consumable Fuels 0.1%
PTT Exploration & Production PCL 20,300 82,888
641,033
TURKEY 0.2%
Banks 0.1%
Turkiye Garanti Bankasi A/S 41,460 148,563
Passenger Airlines 0.1%
Turk Hava Yollari AO * 15,048 125,573
274,136
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.1%
ADNOC Drilling Co. PJSC 84,375 108,645
Real Estate Management & Development 0.4%
Emaar Properties PJSC 172,065 408,364
517,009
Common Stocks
Shares Value ($)
UNITED KINGDOM 7.0%
Aerospace & Defense 0.4%
Rolls-Royce Holdings plc * 63,544 448,767
Banks 3.2%
Barclays plc 257,891 776,122
HSBC Holdings plc 29,808 267,365
NatWest Group plc 316,477 1,462,160
Standard Chartered plc 87,552 931,051
3,436,698
Capital Markets 0.1%
Investec plc 19,253 146,566
Commercial Services & Supplies 0.2%
Johnson Service Group plc 110,000 229,148
Consumer Staples Distribution & Retail 0.3%
J Sainsbury plc 24,748 97,899
Marks & Spencer Group plc 58,018 289,562
387,461
Diversified Telecommunication Services 0.2%
BT Group plc (a) 108,940 215,851
Independent Power and Renewable Electricity Producers 0.1%
Drax Group plc 12,028 103,681
Marine Transportation 0.1%
Global Ship Lease, Inc., Class A
(a) 4,573 121,870
Passenger Airlines 0.6%
International Consolidated Airlines
Group SA 227,025 623,947
Personal Care Products 0.2%
Unilever plc 4,037 261,444
Pharmaceuticals 0.6%
AstraZeneca plc, ADR (a) 7,871 613,230
Professional Services 0.2%
RELX plc 5,837 275,773
Software 0.1%
Darktrace plc * 20,333 156,761
Tobacco 0.7%
Imperial Brands plc 26,500 770,789
7,791,986
UNITED STATES 4.1%
Electrical Equipment 0.1%
Schneider Electric SE 570 150,800
Entertainment 0.1%
Spotify Technology SA * 310 114,244
Oil, Gas & Consumable Fuels 0.4%
Shell plc 13,986 455,844
Pharmaceuticals 3.1%
GSK plc 91,057 1,852,090
Roche Holding AG 4,665 1,493,335
3,345,425
Professional Services 0.4%
Experian plc 8,907 469,239
4,535,552
Total Common Stocks
(cost $87,646,365) 109,908,128

18 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Equity Fund
Warrants 0.0%
†
Number of
Warrants Value ($)
CANADA 0.0%
†
Software 0.0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreements 2.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024,
due 10/1/2024, repurchase
price $40,006, collateralized
by U.S. Government Agency
Securities, ranging from
0.75% - 9.00%, maturing
1/25/2025 - 11/20/2070; total
market value $40,800.(c) 40,000 40,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$351,038, collateralized by
U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $358,009.(c) 350,989 350,98 9
CF Secured, LLC, 4.90%,
dated 9/30/2024, due
10/1/2024, repurchase price
$2,000,272, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 6.85%, maturing
3/1/2030 - 8/20/2074; total
market value $2,040,278.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $2,390,989) 2,390,989
Total Investments
(cost $90,037,354) — 101.2% 112,299,117
Liabilities in excess of other assets — (1.2)% (1,328,725)
NET ASSETS — 100.0%
$ 110,970,392
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $6,170,893, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,390,989 and by
$4,278,402 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/31/2024 –
5/15/2054, a total value of $6,669,391.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2024 was $3,462,317 which represents 3.12% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$2,390,989.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 780,554 $ – $ 780,554
Automobile Components – 1,210,149 – 1,210,149
Automobiles – 3,630,362 – 3,630,362
Banks 273,709 13,091,288 – 13,364,997
Beverages 377,793 – – 377,793
Broadline Retail 2,630,625 1,901,052 – 4,531,677
Building Products – 258,137 – 258,137
Capital Markets 729,904 1,757,101 – 2,487,005
Chemicals – 2,952,627 – 2,952,627
Commercial Services & Supplies – 1,281,157 – 1,281,157
Communications Equipment – 242,140 – 242,140
Construction & Engineering – 1,537,732 – 1,537,732
Consumer Finance 73,631 – – 73,631
Consumer Staples Distribution & Retail 338,336 670,357 – 1,008,693
Diversified Telecommunication Services – 871,265 – 871,265
Electric Utilities 140,624 2,400,215 – 2,540,839
Electrical Equipment – 3,685,632 – 3,685,632
Electronic Equipment, Instruments &
Components – 1,501,676 – 1,501,676
Energy Equipment & Services – 108,645 – 108,645
Entertainment 377,790 1,642,664 – 2,020,454
Financial Services – 1,094,101 – 1,094,101
Food Products – 1,002,928 – 1,002,928
Gas Utilities – 105,196 – 105,196
Ground Transportation – 186,637 – 186,637
Health Care Providers & Services – 623,837 – 623,837
Health Care Technology – 169,259 – 169,259
Hotels, Restaurants & Leisure – 3,188,549 – 3,188,549
Household Durables 69,724 1,745,184 – 1,814,908
Household Products – 1,217,558 – 1,217,558
Independent Power and Renewable
Electricity Producers – 196,184 – 196,184
Insurance 2,679,089 3,068,113 – 5,747,202
Interactive Media & Services – 2,594,077 – 2,594,077
IT Services 1,138,643 924,865 – 2,063,508
Machinery – 3,486,082 – 3,486,082
Marine Transportation 121,870 276,318 – 398,188
Metals & Mining 1,376,459 2,414,680 – 3,791,139
Multi-Utilities – 265,094 – 265,094
Oil, Gas & Consumable Fuels 1,463,636 3,375,533 – 4,839,169
Passenger Airlines 241,151 1,810,418 – 2,051,569
Personal Care Products – 1,004,181 – 1,004,181
Pharmaceuticals 613,230 9,748,071 – 10,361,301
Professional Services 265,727 2,280,041 – 2,545,768
Real Estate Management & Development 111,556 1,036,913 – 1,148,469
Retail REITs – 114,435 – 114,435
Semiconductors & Semiconductor
Equipment – 5,907,968 – 5,907,968
Software 1,843,716 290,428 – 2,134,144
Technology Hardware, Storage &
Peripherals – 2,561,374 – 2,561,374
Textiles, Apparel & Luxury Goods – 317,176 – 317,176
Tobacco – 2,184,709 – 2,184,709
Trading Companies & Distributors 483,640 – – 483,640
Transportation Infrastructure – 313,631 – 313,631
Wireless Telecommunication Services – 1,530,982 – 1,530,982
Total Common Stocks $ 15,350,853 $ 94,557,275 $ – $ 109,908,128
Repurchase Agreements – 2,390,989 – 2,390,989

NVIT International Equity Fund - September 30, 2024 (Unaudited) - Statement of Investments - 21
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Warrants $ – $ – $ – $ –
Total $ 15,350,853 $ 96,948,264 $ – $ 112,299,117
As of September 30, 2024, the Fund held one warrant investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 99 .1%
Shares Value ($)
AUSTRALIA 4 .4%
Capital Markets 2 .3%
Macquarie Group Ltd. 30,649 4,942,722
Industrial REITs 2 .1%
Goodman Group 183,580 4,713,815
9,656,537
DENMARK 5 .7%
Pharmaceuticals 5 .7%
Novo Nordisk A/S, Class B 105,414 12,551,990
FAROE ISLANDS 2 .0%
Food Products 2 .0%
Bakkafrost P/F 76,326 4,397,920
FRANCE 8 .9%
Beverages 0 .9%
Remy Cointreau SA 24,206 1,882,469
Chemicals 2 .5%
Air Liquide SA 28,166 5,439,850
Insurance 1 .6%
AXA SA 92,411 3,556,576
Textiles, Apparel & Luxury Goods 3 .9%
Hermes International SCA 1,968 4,842,298
LVMH Moet Hennessy Louis
Vuitton SE 5,000 3,840,074
8,682,372
19,561,267
GERMANY 9 .6%
Insurance 2 .3%
Hannover Rueck SE 17,504 4,989,352
Personal Care Products 1 .5%
Beiersdorf AG 22,496 3,385,468
Software 5 .8%
Nemetschek SE 33,060 3,422,585
SAP SE 41,138 9,344,962
12,767,547
21,142,367
HONG KONG 3 .7%
Insurance 2 .1%
AIA Group Ltd. 518,600 4,585,876
Machinery 1 .6%
Techtronic Industries Co. Ltd. 232,500 3,524,381
8,110,257
JAPAN 20 .2%
Chemicals 2 .2%
Shin-Etsu Chemical Co. Ltd. 118,100 4,939,771
Consumer Staples Distribution & Retail 1 .6%
Kobe Bussan Co. Ltd. 113,000 3,556,855
Electronic Equipment, Instruments & Components 2 .6%
Keyence Corp. 12,000 5,743,821
Health Care Equipment & Supplies 4 .9%
Hoya Corp. 39,300 5,441,919
Terumo Corp. 286,800 5,409,836
10,851,755
Household Durables 2 .8%
Sony Group Corp. 323,500 6,282,834
Common Stocks
Shares Value ($)
JAPAN
Industrial Conglomerates 1 .8%
Hitachi Ltd. 150,800 3,983,940
Professional Services 2 .1%
Recruit Holdings Co. Ltd. 75,900 4,623,008
Semiconductors & Semiconductor Equipment 2 .2%
Advantest Corp. 69,600 3,307,161
Socionext, Inc. (a) 75,900 1,510,226
4,817,387
44,799,371
NETHERLANDS 8 .6%
Entertainment 1 .8%
Universal Music Group NV (a) 150,516 3,941,132
Professional Services 2 .3%
Wolters Kluwer NV 29,947 5,047,772
Semiconductors & Semiconductor Equipment 4 .5%
ASM International NV 3,298 2,173,375
ASML Holding NV 9,340 7,786,287
9,959,662
18,948,566
NEW ZEALAND 1 .6%
Software 1 .6%
Xero Ltd. * 34,115 3,539,392
SOUTH KOREA 1 .3%
Technology Hardware, Storage & Peripherals 1 .3%
Samsung Electronics Co. Ltd.,
GDR Reg. S 2,411 2,826,731
SPAIN 3 .7%
Hotels, Restaurants & Leisure 1 .9%
Amadeus IT Group SA 58,545 4,225,668
Specialty Retail 1 .8%
Industria de Diseno Textil SA 65,938 3,902,663
8,128,331
SWITZERLAND 7 .6%
Chemicals 2 .3%
Sika AG (Registered) 15,144 5,024,310
Health Care Equipment & Supplies 1 .3%
Straumann Holding AG
(Registered) (a) 17,239 2,829,777
Insurance 1 .6%
Zurich Insurance Group AG 5,713 3,446,247
Life Sciences Tools & Services 2 .4%
Lonza Group AG (Registered) 8,685 5,494,293
16,794,627
UNITED KINGDOM 10 .9%
Hotels, Restaurants & Leisure 1 .2%
Compass Group plc 83,374 2,671,327
Household Durables 1 .4%
Barratt Developments plc 480,694 3,082,668
Industrial REITs 1 .1%
Segro plc 208,100 2,435,685
Personal Care Products 2 .5%
Unilever plc 85,091 5,510,661

NVIT NS Partners International Focused Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 3 .2%
AstraZeneca plc 45,513 7,089,325
Trading Companies & Distributors 1 .5%
Ashtead Group plc 44,078 3,421,386
24,211,052
UNITED STATES 10 .9%
Biotechnology 2 .4%
CSL Ltd. 26,806 5,317,080
Construction Materials 1 .6%
James Hardie Industries plc CHDI
*(a) 88,886 3,557,835
Electrical Equipment 4 .4%
Schneider Electric SE 37,263 9,858,382
Professional Services 2 .5%
Experian plc 106,571 5,614,374
24,347,671
Total Common Stocks
(cost $168,938,447) 219,016,079
Repurchase Agreements 3 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$300,041, collateralized by
U.S. Government Agency
Securities, ranging from
0.75% - 8.50%, maturing
1/25/2025 - 4/20/2065; total
market value $306,000.(b) 300,000 300,000
Cantor Fitzgerald & Co.,
4.95%, dated 9/30/2024, due
10/1/2024, repurchase price
$6,760,017, collateralized
by U.S. Government Agency
Securities, ranging from
1.39% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $6,894,270.(b) 6,759,088 6,759,088
Total Repurchase Agreements
(cost $7,059,088) 7,059,088
Total Investments
(cost $175,997,535) — 102.3% 226,075,167
Liabilities in excess of other assets — (2.3)% (5,065,564)
NET ASSETS — 100.0%
$ 221,009,603
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2024. The total value of securities on
loan as of September 30, 2024 was $7,548,029, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,059,088 and by $963,625
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 5.00%, and
maturity dates ranging from 10/15/2024 – 5/15/2054, a total
value of $8,022,713.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2024 was
$7,059,088.
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

24 - Statement of Investments - September 30, 2024 (Unaudited) - NVIT NS Partners International Focused Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NS Partners International Focused Growth Fund - September 30, 2024 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 219,016,079 $ – $ 219,016,079
Repurchase Agreements – 7,059,088 – 7,059,088
Total $ – $ 226,075,167 $ – $ 226,075,167
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.